Quarterly Report
September 30, 2025
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Balanced Index Fund
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street Target Retirement 2070 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The Schedule of Investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.4%
COMMUNICATION SERVICES — 10.0%
Alphabet, Inc. Class A	2,055,840	$499,774,704
Alphabet, Inc. Class C	1,649,740	401,794,177
AT&T, Inc.	2,503,840	70,708,442
Charter Communications, Inc. Class A (a) (b)	34,100	9,381,081
Comcast Corp. Class A	1,316,066	41,350,794
Electronic Arts, Inc.	83,979	16,938,564
Fox Corp. Class A	70,066	4,418,362
Fox Corp. Class B	38,800	2,222,852
Interpublic Group of Cos., Inc.	144,366	4,029,255
Live Nation Entertainment, Inc. (a)	57,300	9,362,820
Match Group, Inc.	75,900	2,680,788
Meta Platforms, Inc. Class A	766,693	563,044,005
Netflix, Inc. (a)	149,704	179,483,120
News Corp. Class A	150,688	4,627,628
News Corp. Class B (b)	30,121	1,040,681
Omnicom Group, Inc. (b)	71,491	5,828,661
Paramount Skydance Corp. Class B (b)	76,656	1,450,332
Take-Two Interactive Software, Inc. (a)	63,000	16,276,680
TKO Group Holdings, Inc.	25,500	5,149,980
T-Mobile U.S., Inc.	167,475	40,090,165
Trade Desk, Inc. Class A (a)	158,700	7,777,887
Verizon Communications, Inc.	1,504,515	66,123,434
Walt Disney Co.	640,264	73,310,228
Warner Bros Discovery, Inc. (a)	856,478	16,727,015
		2,043,591,655
CONSUMER DISCRETIONARY — 10.4%
Airbnb, Inc. Class A (a)	154,200	18,722,964
Amazon.com, Inc. (a)	3,431,900	753,542,283
Aptiv PLC (a)	87,219	7,520,022
AutoZone, Inc. (a)	5,876	25,209,450
Best Buy Co., Inc.	71,006	5,369,474
Booking Holdings, Inc.	11,324	61,141,334
CarMax, Inc. (a)	59,103	2,651,952
Carnival Corp. (a)	382,101	11,046,540
Chipotle Mexican Grill, Inc. (a)	475,400	18,630,926
Darden Restaurants, Inc.	42,671	8,122,852
Deckers Outdoor Corp. (a)	54,600	5,534,802
Domino's Pizza, Inc.	12,400	5,353,204
DoorDash, Inc. Class A (a)	131,000	35,630,690
DR Horton, Inc. (b)	100,497	17,031,227
eBay, Inc.	169,945	15,456,498
Security Description	Shares	Value
Expedia Group, Inc.	43,434	$9,284,018
Ford Motor Co.	1,349,138	16,135,690
Garmin Ltd.	54,640	13,453,461
General Motors Co.	323,323	19,713,003
Genuine Parts Co.	49,889	6,914,615
Hasbro, Inc.	51,097	3,875,707
Hilton Worldwide Holdings, Inc.	85,600	22,208,064
Home Depot, Inc.	352,902	142,992,361
Las Vegas Sands Corp.	125,300	6,739,887
Lennar Corp. Class A	81,206	10,235,204
LKQ Corp.	99,500	3,038,730
Lowe's Cos., Inc.	197,050	49,520,636
Lululemon Athletica, Inc. (a)	40,300	7,170,579
Marriott International, Inc. Class A	80,355	20,927,656
McDonald's Corp.	253,610	77,069,543
MGM Resorts International (a)	71,300	2,471,258
Mohawk Industries, Inc. (a)	15,431	1,989,365
NIKE, Inc. Class B	414,006	28,868,638
Norwegian Cruise Line Holdings Ltd. (a)	182,100	4,485,123
NVR, Inc. (a)	1,050	8,436,393
O'Reilly Automotive, Inc. (a)	302,700	32,634,087
Pool Corp.	14,000	4,340,980
PulteGroup, Inc.	71,762	9,481,913
Ralph Lauren Corp.	15,179	4,759,527
Ross Stores, Inc.	112,556	17,152,409
Royal Caribbean Cruises Ltd. (b)	88,100	28,507,398
Starbucks Corp.	397,130	33,597,198
Tapestry, Inc.	67,728	7,668,164
Tesla, Inc. (a)	991,400	440,895,408
TJX Cos., Inc.	389,174	56,251,210
Tractor Supply Co.	190,230	10,818,380
Ulta Beauty, Inc. (a)	16,700	9,130,725
Williams-Sonoma, Inc.	41,900	8,189,355
Wynn Resorts Ltd.	27,541	3,532,684
Yum! Brands, Inc.	96,002	14,592,304
		2,128,045,891
CONSUMER STAPLES — 4.8%
Altria Group, Inc.	592,629	39,149,072
Archer-Daniels-Midland Co.	174,532	10,426,542
Brown-Forman Corp. Class B (b)	53,952	1,461,020
Bunge Global SA	41,700	3,388,125
Campbell's Co. (b)	57,982	1,831,072
Church & Dwight Co., Inc.	89,700	7,860,411
Clorox Co.	43,664	5,383,771
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Coca-Cola Co.	1,379,900	$91,514,968
Colgate-Palmolive Co.	284,523	22,744,769
Conagra Brands, Inc.	180,324	3,301,732
Constellation Brands, Inc. Class A	55,250	7,440,517
Costco Wholesale Corp.	157,355	145,652,509
Dollar General Corp.	80,413	8,310,684
Dollar Tree, Inc. (a)	72,026	6,797,094
Estee Lauder Cos., Inc. Class A	86,941	7,661,241
General Mills, Inc.	195,942	9,879,396
Hershey Co.	53,967	10,094,527
Hormel Foods Corp.	113,502	2,808,039
J.M. Smucker Co.	39,905	4,333,683
Kellanova	98,328	8,064,863
Kenvue, Inc.	654,902	10,629,059
Keurig Dr. Pepper, Inc.	479,000	12,219,290
Kimberly-Clark Corp.	118,527	14,737,647
Kraft Heinz Co.	317,918	8,278,585
Kroger Co.	228,342	15,392,534
Lamb Weston Holdings, Inc.	42,300	2,456,784
McCormick & Co., Inc.	83,384	5,579,223
Molson Coors Beverage Co. Class B (b)	66,453	3,006,998
Mondelez International, Inc. Class A	452,715	28,281,106
Monster Beverage Corp. (a)	240,570	16,192,767
PepsiCo, Inc.	490,216	68,845,935
Philip Morris International, Inc.	554,212	89,893,186
Procter & Gamble Co.	832,826	127,963,715
Sysco Corp.	173,374	14,275,615
Target Corp.	156,372	14,026,568
Tyson Foods, Inc. Class A	97,944	5,318,359
Walmart, Inc.	1,545,909	159,321,382
		994,522,788
ENERGY — 2.8%
APA Corp. (b)	108,855	2,642,999
Baker Hughes Co.	343,679	16,744,041
Chevron Corp.	685,365	106,430,331
ConocoPhillips	445,504	42,140,223
Coterra Energy, Inc.	258,978	6,124,830
Devon Energy Corp.	235,573	8,259,189
Diamondback Energy, Inc.	67,900	9,716,490
EOG Resources, Inc.	197,371	22,129,237
EQT Corp.	211,800	11,528,274
Expand Energy Corp.	76,700	8,148,608
Exxon Mobil Corp.	1,502,052	169,356,363
Halliburton Co.	307,067	7,553,848
Kinder Morgan, Inc.	689,150	19,509,837
Marathon Petroleum Corp.	108,441	20,900,918
Occidental Petroleum Corp.	240,273	11,352,899
ONEOK, Inc.	221,296	16,147,969
Phillips 66 Co.	141,473	19,243,158
Schlumberger NV	505,450	17,372,317
Targa Resources Corp.	75,700	12,682,778
Texas Pacific Land Corp.	6,900	6,442,116
Security Description	Shares	Value
Valero Energy Corp.	110,123	$18,749,542
Williams Cos., Inc.	427,458	27,079,464
		580,255,431
FINANCIALS — 13.3%
Aflac, Inc.	176,606	19,726,890
Allstate Corp.	94,439	20,271,331
American Express Co.	193,412	64,243,730
American International Group, Inc.	185,701	14,584,957
Ameriprise Financial, Inc.	33,144	16,281,990
Aon PLC Class A	75,798	27,028,051
Apollo Global Management, Inc. (b)	156,900	20,910,063
Arch Capital Group Ltd.	132,400	12,012,652
Arthur J Gallagher & Co.	89,000	27,566,860
Assurant, Inc.	19,685	4,263,771
Bank of America Corp.	2,411,905	124,430,179
Bank of New York Mellon Corp.	255,094	27,795,042
Berkshire Hathaway, Inc. Class B (a)	647,484	325,516,106
Blackrock, Inc.	51,316	59,827,785
Blackstone, Inc.	255,700	43,686,345
Block, Inc. (a)	196,700	14,215,509
Brown & Brown, Inc.	106,600	9,998,014
Capital One Financial Corp.	228,776	48,633,202
Cboe Global Markets, Inc.	38,200	9,368,550
Charles Schwab Corp.	611,194	58,350,691
Chubb Ltd.	130,153	36,735,684
Cincinnati Financial Corp.	57,109	9,028,933
Citigroup, Inc.	655,927	66,576,591
Citizens Financial Group, Inc.	160,900	8,553,444
CME Group, Inc.	125,963	34,033,943
Coinbase Global, Inc. Class A (a)	77,200	26,054,228
Corpay, Inc. (a)	25,400	7,316,724
Erie Indemnity Co. Class A (b)	9,700	3,086,152
Everest Group Ltd.	15,600	5,463,588
FactSet Research Systems, Inc.	13,600	3,896,264
Fidelity National Information Services, Inc.	187,091	12,336,781
Fifth Third Bancorp	243,462	10,846,232
Fiserv, Inc. (a)	198,824	25,634,378
Franklin Resources, Inc. (b)	90,789	2,099,950
Global Payments, Inc.	89,668	7,449,617
Globe Life, Inc.	26,412	3,776,124
Goldman Sachs Group, Inc.	106,146	84,529,367
Hartford Insurance Group, Inc.	101,767	13,574,700
Huntington Bancshares, Inc.	480,891	8,304,988
Interactive Brokers Group, Inc. Class A	154,600	10,638,026
Intercontinental Exchange, Inc.	200,885	33,845,105
Invesco Ltd.	132,411	3,037,508
Jack Henry & Associates, Inc.	27,300	4,065,789

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase & Co.	970,743	$306,201,465
KeyCorp	329,096	6,150,804
KKR & Co., Inc.	236,300	30,707,185
Loews Corp.	66,219	6,647,725
M&T Bank Corp. (b)	58,945	11,648,711
Marsh & McLennan Cos., Inc.	171,919	34,646,836
Mastercard, Inc. Class A	292,151	166,178,410
MetLife, Inc.	198,370	16,339,737
Moody's Corp.	54,232	25,840,463
Morgan Stanley	432,327	68,722,700
MSCI, Inc.	26,600	15,093,106
Nasdaq, Inc.	146,825	12,986,671
Northern Trust Corp.	70,396	9,475,302
PayPal Holdings, Inc. (a)	346,845	23,259,426
PNC Financial Services Group, Inc.	138,875	27,904,154
Principal Financial Group, Inc.	76,665	6,356,295
Progressive Corp.	209,549	51,748,126
Prudential Financial, Inc.	122,802	12,739,479
Raymond James Financial, Inc.	66,800	11,529,680
Regions Financial Corp.	301,946	7,962,316
Robinhood Markets, Inc. Class A (a)	273,900	39,217,002
S&P Global, Inc.	109,188	53,142,892
State Street Corp. (c)	100,278	11,633,251
Synchrony Financial	137,476	9,767,670
T. Rowe Price Group, Inc.	73,755	7,570,213
Travelers Cos., Inc.	79,606	22,227,587
Truist Financial Corp.	469,215	21,452,510
U.S. Bancorp	547,122	26,442,406
Visa, Inc. Class A	598,960	204,472,965
W.R. Berkley Corp.	109,850	8,416,707
Wells Fargo & Co.	1,141,403	95,672,399
Willis Towers Watson PLC	35,445	12,244,475
		2,733,994,502
HEALTH CARE — 8.7%
Abbott Laboratories	610,049	81,709,963
AbbVie, Inc.	627,580	145,309,873
Agilent Technologies, Inc.	101,193	12,988,122
Align Technology, Inc. (a)	26,500	3,318,330
Amgen, Inc.	192,254	54,254,079
Baxter International, Inc. (b)	185,079	4,214,249
Becton Dickinson & Co.	101,056	18,914,652
Biogen, Inc. (a)	48,484	6,791,639
Bio-Techne Corp. (b)	46,400	2,581,232
Boston Scientific Corp. (a)	527,757	51,524,916
Bristol-Myers Squibb Co.	709,475	31,997,322
Cardinal Health, Inc.	85,533	13,425,260
Cencora, Inc.	68,634	21,450,184
Centene Corp. (a)	172,004	6,137,103
Charles River Laboratories International, Inc. (a)	15,200	2,378,192
Cigna Group	95,841	27,626,168
Cooper Cos., Inc. (a)	71,300	4,888,328
CVS Health Corp.	441,494	33,284,233
Security Description	Shares	Value
Danaher Corp.	223,394	$44,290,094
DaVita, Inc. (a) (b)	13,828	1,837,326
Dexcom, Inc. (a)	140,800	9,474,432
Edwards Lifesciences Corp. (a)	206,330	16,046,284
Elevance Health, Inc.	81,119	26,211,171
Eli Lilly & Co.	280,372	213,923,836
GE HealthCare Technologies, Inc.	162,107	12,174,236
Gilead Sciences, Inc.	432,052	47,957,772
HCA Healthcare, Inc.	58,400	24,890,080
Henry Schein, Inc. (a) (b)	48,500	3,218,945
Hologic, Inc. (a)	84,800	5,723,152
Humana, Inc.	42,890	11,158,691
IDEXX Laboratories, Inc. (a)	28,300	18,080,587
Incyte Corp. (a)	61,600	5,224,296
Insulet Corp. (a)	25,500	7,872,615
Intuitive Surgical, Inc. (a)	127,332	56,946,690
IQVIA Holdings, Inc. (a)	58,100	11,035,514
Johnson & Johnson	855,345	158,598,070
Labcorp Holdings, Inc.	28,375	8,145,328
McKesson Corp.	43,852	33,877,424
Medtronic PLC	445,093	42,390,657
Merck & Co., Inc.	874,272	73,377,649
Mettler-Toledo International, Inc. (a)	7,600	9,329,836
Moderna, Inc. (a)	131,100	3,386,313
Molina Healthcare, Inc. (a)	20,000	3,827,200
Pfizer, Inc.	2,048,533	52,196,621
Quest Diagnostics, Inc. (b)	37,842	7,211,928
Regeneron Pharmaceuticals, Inc.	36,942	20,771,378
ResMed, Inc.	52,000	14,233,960
Revvity, Inc. (b)	47,386	4,153,383
Solventum Corp. (a)	53,089	3,875,497
STERIS PLC	35,800	8,858,352
Stryker Corp.	123,994	45,836,862
Thermo Fisher Scientific, Inc.	132,012	64,028,460
UnitedHealth Group, Inc.	321,974	111,177,622
Universal Health Services, Inc. Class B	22,400	4,579,456
Vertex Pharmaceuticals, Inc. (a)	89,752	35,150,473
Viatris, Inc.	457,414	4,528,399
Waters Corp. (a)	19,650	5,891,267
West Pharmaceutical Services, Inc.	26,200	6,873,046
Zimmer Biomet Holdings, Inc.	70,325	6,927,013
Zoetis, Inc.	156,920	22,960,534
		1,791,046,294
INDUSTRIALS — 8.2%
3M Co.	190,058	29,493,200
A.O. Smith Corp.	35,300	2,591,373
Allegion PLC	31,996	5,674,491
AMETEK, Inc.	80,199	15,077,412

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Automatic Data Processing, Inc.	142,052	$41,692,262
Axon Enterprise, Inc. (a)	27,200	19,519,808
Boeing Co. (a)	268,390	57,926,614
Broadridge Financial Solutions, Inc.	42,400	10,098,408
Builders FirstSource, Inc. (a) (b)	43,100	5,225,875
Carrier Global Corp.	287,279	17,150,556
Caterpillar, Inc.	164,024	78,264,052
CH Robinson Worldwide, Inc.	43,879	5,809,580
Cintas Corp.	120,164	24,664,863
Copart, Inc. (a)	312,600	14,057,622
CSX Corp.	677,665	24,063,884
Cummins, Inc.	47,370	20,007,667
Dayforce, Inc. (a)	61,600	4,243,624
Deere & Co.	88,383	40,414,011
Delta Air Lines, Inc.	227,634	12,918,229
Dover Corp.	49,950	8,333,158
Eaton Corp. PLC	137,925	51,618,431
EMCOR Group, Inc.	15,800	10,262,732
Emerson Electric Co.	197,779	25,944,649
Equifax, Inc.	43,988	11,284,242
Expeditors International of Washington, Inc. (b)	50,976	6,249,148
Fastenal Co.	410,032	20,107,969
FedEx Corp.	79,150	18,664,361
Fortive Corp.	118,649	5,812,614
GE Vernova, Inc.	96,380	59,264,062
Generac Holdings, Inc. (a)	17,700	2,962,980
General Dynamics Corp.	88,972	30,339,452
General Electric Co.	377,123	113,446,141
Honeywell International, Inc.	220,978	46,515,869
Howmet Aerospace, Inc.	143,886	28,234,750
Hubbell, Inc.	18,300	7,874,673
Huntington Ingalls Industries, Inc. (b)	15,200	4,376,232
IDEX Corp.	28,000	4,557,280
Illinois Tool Works, Inc.	93,700	24,433,212
Ingersoll Rand, Inc.	117,787	9,731,562
Jacobs Solutions, Inc.	44,743	6,705,186
JB Hunt Transport Services, Inc.	30,200	4,051,934
Johnson Controls International PLC	231,808	25,487,290
L3Harris Technologies, Inc.	64,821	19,796,982
Leidos Holdings, Inc.	46,800	8,843,328
Lennox International, Inc.	11,300	5,981,768
Lockheed Martin Corp.	73,271	36,577,616
Masco Corp.	77,284	5,440,021
Nordson Corp.	20,700	4,697,865
Norfolk Southern Corp.	80,687	24,239,182
Northrop Grumman Corp.	47,725	29,079,797
Old Dominion Freight Line, Inc.	66,700	9,390,026
Otis Worldwide Corp.	136,789	12,506,618
PACCAR, Inc.	187,208	18,406,290
Security Description	Shares	Value
Parker-Hannifin Corp.	45,089	$34,184,225
Paychex, Inc.	114,407	14,502,231
Paycom Software, Inc. (b)	17,800	3,704,892
Pentair PLC	60,404	6,690,347
Quanta Services, Inc.	51,107	21,179,763
Republic Services, Inc.	72,389	16,611,828
Rockwell Automation, Inc.	40,126	14,025,241
Rollins, Inc.	100,925	5,928,334
RTX Corp.	476,201	79,682,713
Snap-on, Inc.	18,940	6,563,278
Southwest Airlines Co. (b)	160,659	5,126,629
Stanley Black & Decker, Inc.	57,057	4,241,047
Textron, Inc.	66,733	5,638,271
Trane Technologies PLC	78,484	33,117,109
TransDigm Group, Inc.	19,600	25,833,192
Uber Technologies, Inc. (a)	747,000	73,183,590
Union Pacific Corp.	210,798	49,826,323
United Airlines Holdings, Inc. (a)	119,700	11,551,050
United Parcel Service, Inc. Class B	256,291	21,407,987
United Rentals, Inc.	23,000	21,957,180
Veralto Corp.	89,964	9,591,062
Verisk Analytics, Inc.	48,500	12,198,235
Waste Management, Inc.	127,835	28,229,803
Westinghouse Air Brake Technologies Corp.	60,566	12,141,666
WW Grainger, Inc.	15,157	14,444,015
Xylem, Inc.	86,358	12,737,805
		1,674,408,767
INFORMATION TECHNOLOGY — 34.3%
Accenture PLC Class A	221,518	54,626,339
Adobe, Inc. (a)	151,244	53,351,321
Advanced Micro Devices, Inc. (a)	579,094	93,691,618
Akamai Technologies, Inc. (a)	58,490	4,431,202
Amphenol Corp. Class A	435,580	53,903,025
Analog Devices, Inc.	173,461	42,619,368
Apple, Inc.	5,249,696	1,336,730,092
Applied Materials, Inc.	279,454	57,215,412
AppLovin Corp. Class A (a)	95,800	68,836,132
Arista Networks, Inc. (a)	370,700	54,014,697
Autodesk, Inc. (a)	75,506	23,985,991
Broadcom, Inc.	1,662,710	548,544,656
Cadence Design Systems, Inc. (a)	96,000	33,720,960
CDW Corp.	48,500	7,725,080
Cisco Systems, Inc.	1,389,790	95,089,432
Cognizant Technology Solutions Corp. Class A	171,441	11,498,548
Corning, Inc.	273,026	22,396,323
Crowdstrike Holdings, Inc. Class A (a)	87,100	42,712,098
Datadog, Inc. Class A (a)	113,100	16,105,440
Dell Technologies, Inc. Class C	109,300	15,495,461

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
EPAM Systems, Inc. (a)	21,700	$3,272,143
F5, Inc. (a)	21,141	6,832,560
Fair Isaac Corp. (a)	8,700	13,019,811
First Solar, Inc. (a) (b)	39,700	8,755,041
Fortinet, Inc. (a)	223,300	18,775,064
Gartner, Inc. (a)	27,200	7,150,064
Gen Digital, Inc.	201,760	5,727,966
GoDaddy, Inc. Class A (a)	51,300	7,019,379
Hewlett Packard Enterprise Co.	491,653	12,074,998
HP, Inc.	330,053	8,987,343
Intel Corp. (a)	1,576,636	52,896,138
International Business Machines Corp.	329,795	93,054,957
Intuit, Inc.	99,837	68,179,686
Jabil, Inc.	39,600	8,599,932
Keysight Technologies, Inc. (a)	62,700	10,967,484
KLA Corp.	46,432	50,081,555
Lam Research Corp.	441,370	59,099,443
Microchip Technology, Inc.	193,966	12,456,497
Micron Technology, Inc.	391,134	65,444,541
Microsoft Corp.	2,629,558	1,361,979,566
Monolithic Power Systems, Inc.	17,700	16,295,328
Motorola Solutions, Inc.	58,572	26,784,390
NetApp, Inc.	72,714	8,613,700
NVIDIA Corp.	8,632,260	1,610,607,071
NXP Semiconductors NV	90,600	20,632,338
ON Semiconductor Corp. (a)	154,800	7,633,188
Oracle Corp.	586,535	164,957,103
Palantir Technologies, Inc. Class A (a)	805,000	146,848,100
Palo Alto Networks, Inc. (a)	238,600	48,583,732
PTC, Inc. (a)	41,100	8,344,122
QUALCOMM, Inc.	384,326	63,936,473
Roper Technologies, Inc.	37,665	18,783,159
Salesforce, Inc.	335,095	79,417,515
Seagate Technology Holdings PLC	75,324	17,780,983
ServiceNow, Inc. (a)	74,300	68,376,804
Skyworks Solutions, Inc.	59,300	4,564,914
Super Micro Computer, Inc. (a) (b)	194,700	9,333,918
Synopsys, Inc. (a)	64,840	31,991,408
TE Connectivity PLC	104,151	22,864,269
Teledyne Technologies, Inc. (a)	16,990	9,956,820
Teradyne, Inc.	59,600	8,203,344
Texas Instruments, Inc.	325,693	59,839,575
Trimble, Inc. (a)	89,700	7,324,005
Tyler Technologies, Inc. (a)	15,600	8,161,296
VeriSign, Inc.	28,753	8,038,476
Western Digital Corp.	128,653	15,446,079
Workday, Inc. Class A (a)	76,200	18,343,626
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	19,600	$5,824,336
		7,028,553,435
MATERIALS — 1.7%
Air Products & Chemicals, Inc.	78,102	21,299,977
Albemarle Corp. (b)	34,600	2,805,368
Amcor PLC	761,126	6,226,011
Avery Dennison Corp.	29,570	4,795,367
Ball Corp.	108,932	5,492,351
CF Industries Holdings, Inc.	64,920	5,823,324
Corteva, Inc.	235,382	15,918,885
Dow, Inc.	231,648	5,311,689
DuPont de Nemours, Inc.	148,673	11,581,627
Eastman Chemical Co.	44,636	2,814,300
Ecolab, Inc.	88,500	24,236,610
Freeport-McMoRan, Inc.	512,140	20,086,131
International Flavors & Fragrances, Inc.	84,576	5,204,807
International Paper Co. (b)	191,603	8,890,379
Linde PLC	164,263	78,024,925
LyondellBasell Industries NV Class A (b)	94,358	4,627,316
Martin Marietta Materials, Inc.	21,645	13,642,411
Mosaic Co.	121,084	4,199,193
Newmont Corp.	378,733	31,930,979
Nucor Corp.	85,248	11,545,137
Packaging Corp. of America	30,600	6,668,658
PPG Industries, Inc.	84,254	8,855,938
Sherwin-Williams Co.	81,127	28,091,035
Smurfit WestRock PLC	180,736	7,693,931
Steel Dynamics, Inc.	51,000	7,110,930
Vulcan Materials Co.	46,771	14,387,695
		357,264,974
REAL ESTATE — 1.9%
Alexandria Real Estate Equities, Inc. REIT	58,800	4,900,392
American Tower Corp. REIT	163,418	31,428,550
AvalonBay Communities, Inc. REIT	50,569	9,768,414
BXP, Inc. REIT (b)	56,146	4,173,894
Camden Property Trust REIT	39,200	4,185,776
CBRE Group, Inc. Class A (a)	104,467	16,459,820
CoStar Group, Inc. (a)	148,000	12,486,760
Crown Castle, Inc. REIT	148,058	14,286,116
Digital Realty Trust, Inc. REIT	108,800	18,809,344
Equinix, Inc. REIT	34,043	26,663,839
Equity Residential REIT	124,519	8,060,115
Essex Property Trust, Inc. REIT	22,945	6,141,459
Extra Space Storage, Inc. REIT	75,300	10,612,782
Federal Realty Investment Trust REIT	30,600	3,100,086
Healthpeak Properties, Inc. REIT	258,523	4,950,715

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Host Hotels & Resorts, Inc. REIT	267,962	$4,560,713
Invitation Homes, Inc. REIT	188,500	5,528,705
Iron Mountain, Inc. REIT	106,281	10,834,285
Kimco Realty Corp. REIT	248,153	5,422,143
Mid-America Apartment Communities, Inc. REIT	38,700	5,407,551
Prologis, Inc. REIT	323,922	37,095,547
Public Storage REIT	56,335	16,272,365
Realty Income Corp. REIT	312,600	19,002,954
Regency Centers Corp. REIT	60,100	4,381,290
SBA Communications Corp. REIT	39,100	7,559,985
Simon Property Group, Inc. REIT	109,480	20,546,112
UDR, Inc. REIT	111,700	4,161,942
Ventas, Inc. REIT	151,397	10,596,276
VICI Properties, Inc. REIT	374,000	12,196,140
Welltower, Inc. REIT	236,719	42,169,123
Weyerhaeuser Co. REIT	239,787	5,944,320
		387,707,513
UTILITIES — 2.3%
AES Corp.	210,936	2,775,918
Alliant Energy Corp.	92,400	6,228,684
Ameren Corp.	96,304	10,052,212
American Electric Power Co., Inc.	187,609	21,106,013
American Water Works Co., Inc.	70,700	9,840,733
Atmos Energy Corp.	57,800	9,869,350
CenterPoint Energy, Inc.	237,476	9,214,069
CMS Energy Corp.	109,455	8,018,673
Consolidated Edison, Inc.	135,752	13,645,791
Constellation Energy Corp.	109,494	36,031,191
Dominion Energy, Inc. (b)	316,266	19,345,991
DTE Energy Co.	75,045	10,613,614
Duke Energy Corp.	271,492	33,597,135
Edison International	141,514	7,822,894
Entergy Corp.	151,396	14,108,593
Evergy, Inc. (b)	85,699	6,514,838
Eversource Energy	133,717	9,512,627
Exelon Corp.	359,784	16,193,878
FirstEnergy Corp.	169,093	7,747,841
NextEra Energy, Inc.	737,556	55,678,102
NiSource, Inc.	153,804	6,659,713
NRG Energy, Inc.	71,402	11,563,554
Security Description	Shares	Value
PG&E Corp.	776,100	$11,703,588
Pinnacle West Capital Corp. (b)	43,604	3,909,535
PPL Corp. (b)	268,519	9,978,166
Public Service Enterprise Group, Inc.	171,388	14,304,043
Sempra	226,124	20,346,638
Southern Co. (b)	383,159	36,311,978
Vistra Corp.	108,900	21,335,688
WEC Energy Group, Inc.	111,082	12,728,886
Xcel Energy, Inc. (b)	205,851	16,601,883
		473,361,819
TOTAL COMMON STOCKS (Cost $11,795,373,962)		20,192,753,069
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	447,400,706	447,400,706
State Street Navigator Securities Lending Portfolio II (c) (f)	14,874,619	14,874,619
TOTAL SHORT-TERM INVESTMENTS (Cost $462,275,325)		462,275,325
TOTAL INVESTMENTS — 100.7% (Cost $12,257,649,287)		20,655,028,394
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(140,307,923)
NET ASSETS — 100.0%		$20,514,720,471
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	934	12/19/2025	$311,107,003	$314,699,625	$3,592,622
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,192,753,069	$—	$—	$20,192,753,069
Short-Term Investments	462,275,325	—	—	462,275,325
TOTAL INVESTMENTS	$20,655,028,394	$—	$—	$20,655,028,394
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,592,622	$—	$—	$3,592,622
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,592,622	$—	$—	$3,592,622

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	87,878	$8,625,226	$1,039,647	$—	$—	$1,968,378	100,278	$11,633,251	$209,786
State Street Institutional U.S. Government Money Market Fund, Class G Shares	512,330,006	512,330,006	1,643,947,104	1,708,876,404	—	—	447,400,706	447,400,706	11,851,522
State Street Navigator Securities Lending Portfolio II	10,688,113	10,688,113	507,492,097	503,305,591	—	—	14,874,619	14,874,619	32,093
Total		$531,643,345	$2,152,478,848	$2,212,181,995	$—	$1,968,378		$473,908,576	$12,093,401
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The Schedule of Investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.9%
ADVERTISING — 0.0% *
Omnicom Group, Inc.:
2.45%, 4/30/2030 (a)	$100,000	$91,845
2.60%, 8/1/2031 (a)	200,000	180,318
5.30%, 11/1/2034 (a)	200,000	205,240
		477,403
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.95%, 2/1/2030	50,000	47,066
3.25%, 2/1/2028	50,000	48,866
3.25%, 3/1/2028	25,000	24,402
3.38%, 6/15/2046	25,000	17,829
3.50%, 3/1/2039	250,000	202,438
3.55%, 3/1/2038	165,000	136,912
3.63%, 2/1/2031	30,000	28,731
3.65%, 3/1/2047	100,000	73,195
3.75%, 2/1/2050	50,000	36,907
3.83%, 3/1/2059	250,000	176,583
5.04%, 5/1/2027	150,000	151,662
5.15%, 5/1/2030	1,200,000	1,231,512
5.71%, 5/1/2040	1,150,000	1,173,678
5.81%, 5/1/2050	200,000	199,828
5.93%, 5/1/2060	900,000	901,134
6.26%, 5/1/2027	385,000	396,053
6.30%, 5/1/2029	125,000	132,694
6.39%, 5/1/2031	55,000	59,875
6.53%, 5/1/2034	430,000	475,877
6.86%, 5/1/2054	695,000	792,842
7.01%, 5/1/2064	1,075,000	1,244,796
Embraer Netherlands Finance BV:
5.40%, 1/9/2038 (b)	115,000	114,480
5.98%, 2/11/2035	80,000	84,761
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	202,172
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	489,600
General Dynamics Corp.:
2.25%, 6/1/2031	45,000	40,661
2.85%, 6/1/2041	790,000	592,634
3.63%, 4/1/2030	100,000	98,117
4.25%, 4/1/2050	60,000	51,485
4.95%, 8/15/2035	625,000	636,506
General Electric Co.:
4.30%, 7/29/2030	165,000	166,000
Security Description	Principal Amount	Value
4.90%, 1/29/2036	$750,000	$760,117
Hexcel Corp. 5.88%, 2/26/2035	70,000	73,252
Howmet Aerospace, Inc. 4.85%, 10/15/2031	500,000	513,065
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	14,239
3.85%, 12/15/2026	50,000	49,858
4.40%, 6/15/2028	100,000	100,646
5.35%, 6/1/2034	800,000	828,232
5.40%, 1/15/2027	1,000,000	1,016,360
5.40%, 7/31/2033	250,000	260,435
5.50%, 8/15/2054	100,000	99,396
5.60%, 7/31/2053	75,000	75,281
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	356,476
3.60%, 3/1/2035	50,000	45,997
3.90%, 6/15/2032 (a)	70,000	68,374
4.15%, 6/15/2053	500,000	406,255
4.40%, 8/15/2030	500,000	504,300
4.70%, 12/15/2031	40,000	40,918
4.70%, 5/15/2046	110,000	100,957
4.80%, 8/15/2034	500,000	505,420
5.00%, 8/15/2035 (a)	140,000	142,206
5.20%, 2/15/2055 (a)	75,000	72,084
5.25%, 1/15/2033	500,000	525,335
5.70%, 11/15/2054	500,000	515,665
5.90%, 11/15/2063	500,000	529,380
Northrop Grumman Corp.:
3.25%, 1/15/2028	550,000	540,809
4.03%, 10/15/2047	100,000	81,546
4.65%, 7/15/2030	55,000	55,955
4.70%, 3/15/2033	205,000	206,533
4.75%, 6/1/2043	25,000	23,171
4.95%, 3/15/2053	515,000	472,652
5.20%, 6/1/2054	750,000	714,157
5.25%, 7/15/2035	35,000	36,202
RTX Corp.:
1.90%, 9/1/2031	125,000	108,783
2.25%, 7/1/2030	700,000	640,836
2.38%, 3/15/2032	750,000	662,932
2.82%, 9/1/2051	200,000	126,694
3.13%, 5/4/2027	200,000	197,128
3.13%, 7/1/2050	200,000	136,194
3.50%, 3/15/2027	136,000	134,931
4.13%, 11/16/2028	1,060,000	1,057,626
4.35%, 4/15/2047	450,000	384,934
4.45%, 11/16/2038	20,000	18,810
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2042	$600,000	$542,448
4.63%, 11/16/2048	35,000	30,967
5.38%, 2/27/2053	600,000	585,660
5.75%, 11/8/2026 (a)	350,000	355,736
6.00%, 3/15/2031	350,000	378,234
6.40%, 3/15/2054	750,000	838,852
		25,965,334
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	220,035
3.40%, 2/4/2041	550,000	426,448
3.88%, 9/16/2046	100,000	76,475
4.45%, 5/6/2050	500,000	406,280
4.50%, 8/6/2030	125,000	125,421
4.50%, 5/2/2043	25,000	21,522
4.80%, 2/14/2029	1,040,000	1,056,359
5.25%, 8/6/2035	105,000	106,148
5.80%, 2/14/2039	285,000	295,468
5.95%, 2/14/2049 (a)	75,000	76,715
6.20%, 11/1/2028	500,000	528,015
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	105,054
3.25%, 3/27/2030 (a)	250,000	240,437
4.50%, 8/15/2033	500,000	497,770
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	501,464
2.73%, 3/25/2031	50,000	45,711
3.46%, 9/6/2029	100,000	96,875
3.56%, 8/15/2027	100,000	98,979
3.98%, 9/25/2050	250,000	186,000
4.39%, 8/15/2037	100,000	91,592
4.54%, 8/15/2047	105,000	88,072
4.70%, 4/2/2027	250,000	251,722
4.76%, 9/6/2049	100,000	85,110
5.35%, 8/15/2032	750,000	775,830
5.63%, 8/15/2035	1,000,000	1,038,070
6.25%, 8/15/2055 (a)	180,000	188,345
6.42%, 8/2/2033	250,000	274,322
7.08%, 8/2/2043	200,000	225,624
7.08%, 8/2/2053	125,000	142,869
BAT International Finance PLC:
4.45%, 3/16/2028	250,000	251,440
5.93%, 2/2/2029	355,000	372,832
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	183,356
3.75%, 9/25/2027	30,000	29,825
4.20%, 9/17/2029	350,000	348,971
4.55%, 8/4/2030	200,000	201,424
5.15%, 8/4/2035	200,000	202,276
Philip Morris International, Inc.:
1.75%, 11/1/2030	150,000	132,696
2.10%, 5/1/2030	550,000	501,215
3.13%, 3/2/2028	200,000	195,816
4.13%, 4/28/2028	500,000	500,920
4.13%, 3/4/2043	25,000	21,372
Security Description	Principal Amount	Value
4.25%, 11/10/2044	$250,000	$215,128
4.38%, 11/1/2027	750,000	755,332
4.38%, 4/30/2030	250,000	251,187
4.50%, 3/20/2042	50,000	45,054
4.63%, 11/1/2029	150,000	152,297
4.88%, 2/15/2028	100,000	101,774
4.88%, 4/30/2035 (a)	475,000	475,166
4.90%, 11/1/2034	150,000	151,076
5.13%, 2/15/2030	100,000	103,347
5.25%, 2/13/2034	750,000	774,240
5.38%, 2/15/2033	100,000	104,462
5.63%, 9/7/2033	400,000	423,576
5.75%, 11/17/2032	750,000	798,832
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	26,002
5.85%, 8/15/2045	1,175,000	1,164,131
		16,756,479
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	52,618	49,004
Series 2017-2, Class AA, 3.35%, 4/15/2031	62,114	59,760
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	70,103	67,283
Delta Air Lines, Inc.:
4.95%, 7/10/2028	165,000	166,993
5.25%, 7/10/2030	175,000	178,629
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	17,638	16,593
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	92,235
5.13%, 6/15/2027	700,000	708,645
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	49,198	44,880
Series 2016-1, Class AA, 3.10%, 1/7/2030	28,894	27,918
Series 2018-1, Class AA, 3.50%, 9/1/2031	74,819	71,858
Series 2019-1, Class AA, 4.15%, 2/25/2033	50,757	49,268
Series 2023-1, Class A, 5.80%, 7/15/2037	699,728	721,245
Series 2020-1, Class A, 5.88%, 4/15/2029	217,578	222,487
		2,476,798
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	49,195

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 3/27/2027	$500,000	$492,415
2.85%, 3/27/2030	500,000	474,875
3.25%, 3/27/2040	200,000	162,370
3.38%, 3/27/2050 (a)	150,000	109,002
3.88%, 11/1/2045	30,000	24,413
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	14,170
5.00%, 6/15/2032	665,000	681,259
Tapestry, Inc.:
5.10%, 3/11/2030	400,000	409,352
5.50%, 3/11/2035	35,000	35,770
		2,452,821
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028	115,000	109,283
Series MTN, 2.25%, 1/12/2029 (a)	100,000	94,015
Series GMTN, 4.40%, 10/5/2026	300,000	300,861
4.55%, 7/9/2027	210,000	211,680
4.55%, 3/3/2028	500,000	504,645
Series GMTN, 4.85%, 10/23/2031	250,000	253,940
4.90%, 3/12/2027	100,000	101,100
4.90%, 3/13/2029	100,000	102,077
Series GMTN, 4.90%, 1/10/2034 (a)	125,000	126,101
Series GMTN, 5.05%, 7/10/2031	250,000	256,687
5.15%, 7/9/2032	250,000	255,965
5.65%, 11/15/2028	100,000	104,248
Series GMTN, 5.85%, 10/4/2030	175,000	186,078
Cummins, Inc.:
1.50%, 9/1/2030 (a)	200,000	177,062
4.70%, 2/15/2031	100,000	101,813
5.15%, 2/20/2034	60,000	62,088
5.30%, 5/9/2035	600,000	619,236
5.45%, 2/20/2054 (a)	500,000	497,610
Ford Motor Co. 3.25%, 2/12/2032	750,000	655,020
Ford Motor Credit Co. LLC:
5.13%, 11/5/2026	500,000	501,760
5.30%, 9/6/2029	1,000,000	997,300
5.80%, 3/8/2029	500,000	507,465
5.85%, 5/17/2027	300,000	303,789
5.88%, 11/7/2029	500,000	508,690
5.92%, 3/20/2028	200,000	203,450
6.13%, 3/8/2034	750,000	753,675
6.50%, 2/7/2035 (a)	1,000,000	1,027,100
6.53%, 3/19/2032 (a)	200,000	208,218
6.80%, 5/12/2028	1,000,000	1,038,340
6.80%, 11/7/2028	200,000	208,872
Security Description	Principal Amount	Value
7.12%, 11/7/2033	$200,000	$213,848
7.35%, 3/6/2030	1,000,000	1,070,220
General Motors Co.:
5.15%, 4/1/2038 (a)	200,000	191,494
5.20%, 4/1/2045	200,000	179,910
5.35%, 4/15/2028 (a)	85,000	86,973
5.63%, 4/15/2030	200,000	207,414
6.25%, 4/15/2035	200,000	210,370
6.60%, 4/1/2036	100,000	107,854
6.75%, 4/1/2046 (a)	25,000	26,757
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	100,000	95,404
2.40%, 10/15/2028	250,000	236,513
2.70%, 6/10/2031	500,000	446,700
4.30%, 4/6/2029	150,000	148,826
4.35%, 1/17/2027	185,000	185,194
5.00%, 4/9/2027	500,000	504,645
5.00%, 7/15/2027	750,000	759,187
5.05%, 4/4/2028	210,000	213,389
5.35%, 7/15/2027	135,000	137,522
5.35%, 1/7/2030	1,500,000	1,536,525
5.40%, 5/8/2027	1,500,000	1,526,025
5.45%, 7/15/2030	250,000	257,567
5.45%, 9/6/2034	110,000	110,575
5.55%, 7/15/2029	545,000	563,007
5.60%, 6/18/2031	65,000	67,259
5.80%, 6/23/2028	750,000	777,060
5.90%, 1/7/2035 (a)	250,000	257,747
5.95%, 4/4/2034 (a)	545,000	566,446
6.00%, 1/9/2028	100,000	103,572
6.10%, 1/7/2034	300,000	315,555
6.15%, 7/15/2035	115,000	120,275
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	750,000	733,485
4.44%, 7/8/2028	250,000	251,460
4.69%, 7/8/2030	250,000	252,173
5.34%, 7/8/2035	250,000	254,748
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	105,000	102,443
4.00%, 8/8/2028	585,000	586,796
4.25%, 6/23/2027	150,000	151,041
4.45%, 8/6/2027	165,000	166,916
Series R, 4.50%, 11/25/2026	60,000	60,460
4.55%, 3/3/2028	200,000	203,044
4.60%, 1/10/2028 (a)	100,000	101,491
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	60,000	57,124
Series MTN, 1.90%, 4/6/2028	100,000	95,188
Series GMTN, 3.05%, 1/11/2028	50,000	49,001
4.05%, 9/5/2028	120,000	120,329

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.35%, 10/8/2027	$100,000	$100,822
4.55%, 8/9/2029	750,000	761,272
4.60%, 1/8/2027 (a)	100,000	100,821
Series MTN, 4.60%, 10/10/2031	100,000	101,269
4.63%, 1/12/2028	125,000	126,818
4.65%, 9/3/2032	200,000	201,542
Series MTN, 4.65%, 1/5/2029	1,000,000	1,018,040
4.80%, 5/15/2030	500,000	512,080
4.95%, 1/9/2030	100,000	102,997
Series B, 5.00%, 3/19/2027	350,000	355,404
5.05%, 5/16/2029	400,000	412,788
5.10%, 3/21/2031	1,250,000	1,296,637
5.35%, 1/9/2035	100,000	104,509
5.45%, 11/10/2027	200,000	206,144
5.55%, 11/20/2030	250,000	264,720
		31,053,563
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	250,000	158,647
4.15%, 5/1/2052	500,000	378,110
4.35%, 3/15/2029	45,000	45,031
4.40%, 10/1/2046	30,000	23,935
BorgWarner, Inc.:
2.65%, 7/1/2027	50,000	48,735
4.95%, 8/15/2029	100,000	102,125
5.40%, 8/15/2034 (a)	75,000	77,228
Lear Corp.:
3.50%, 5/30/2030 (a)	25,000	23,934
3.55%, 1/15/2052 (a)	500,000	338,890
4.25%, 5/15/2029	25,000	24,870
5.25%, 5/15/2049 (a)	30,000	27,017
Magna International, Inc.:
5.50%, 3/21/2033 (a)	200,000	207,740
5.88%, 6/1/2035	75,000	79,006
		1,535,268
BANKS — 5.2%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	200,060
Series MTN, 4.42%, 12/16/2026	350,000	351,956
4.62%, 12/16/2029 (a)	250,000	255,153
4.75%, 1/18/2027	300,000	303,249
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029 (a)	250,000	258,375
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	400,000	425,968
Banco Santander SA:
2.75%, 12/3/2030	200,000	181,398
2.96%, 3/25/2031	200,000	185,210
Security Description	Principal Amount	Value
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	$400,000	$364,076
4.38%, 4/12/2028	200,000	200,650
5.29%, 8/18/2027	1,000,000	1,019,430
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	600,000	612,168
5.44%, 7/15/2031	250,000	262,462
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	200,000	207,188
5.57%, 1/17/2030	1,000,000	1,043,670
5.59%, 8/8/2028	300,000	311,667
6.03%, 1/17/2035	200,000	214,942
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,000,000	1,024,560
6.92%, 8/8/2033	200,000	222,534
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	446,355
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	88,774
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	662,970
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	177,378
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	173,718
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	231,338
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	195,878
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	179,308
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	681,147
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	136,710
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	3,350,000	2,468,883
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	136,634
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	177,114
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	71,147
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	200,000	133,036
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	796,731
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	2,100,000	2,023,077
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	554,946

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	$2,250,000	$2,214,472
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	256,662
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	247,745
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	186,938
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	80,726
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	148,893
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	150,000	133,620
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,600,000	1,302,256
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	186,492
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	501,520
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	250,925
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	131,534
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	498,990
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	1,735,000	1,756,184
Series MTN, 4.88%, 4/1/2044	50,000	47,947
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	253,585
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	500,000	509,355
Series MTN, 5.00%, 1/21/2044	100,000	97,578
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	511,110
SOFR + 1.00%, 5.16%, 1/24/2031 (c)	1,625,000	1,677,179
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,450,000	1,486,148
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	724,157
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	600,000	612,390
SOFR + 1.64%, 5.46%, 5/9/2036 (c)	850,000	887,272
Security Description	Principal Amount	Value
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	$450,000	$470,146
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	1,190,000	1,243,645
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	350,000	359,012
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	505,000	525,856
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	300,000	313,659
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,125,043
6.11%, 1/29/2037	75,000	80,798
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	338,721
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	178,108
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	180,000	179,797
SOFR + 1.08%, 4.35%, 9/22/2031 (a) (c)	150,000	149,330
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	500,000	506,765
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (c)	350,000	356,702
5.20%, 2/1/2028 (a)	100,000	102,442
5.27%, 12/11/2026	400,000	405,604
5.37%, 6/4/2027 (a)	350,000	357,910
5.51%, 6/4/2031	300,000	315,963
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	1,000,000	1,016,550
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	100,000	94,268
Series J, 1.90%, 1/25/2029	150,000	140,252
Series MTN, 3.25%, 5/16/2027	100,000	99,100
Series MTN, 3.30%, 8/23/2029	250,000	241,948
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	250,000	248,308
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (c)	100,000	101,498
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	750,000	770,542
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	350,000	356,762
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	500,000	513,625
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	100,000	103,268
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	335,000	344,983

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	$65,000	$68,076
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	150,136
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	123,879
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (a) (c)	250,000	278,577
Bank of Nova Scotia:
2.15%, 8/1/2031	100,000	88,666
2.95%, 3/11/2027	100,000	98,536
SOFR + 0.76%, 4.04%, 9/15/2028 (a) (c)	250,000	249,600
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	250,000	248,240
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	500,000	502,675
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	500,000	483,960
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	200,000	202,190
4.85%, 2/1/2030	85,000	86,955
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	750,000	762,427
5.35%, 12/7/2026	500,000	507,370
Series GMTN, 5.45%, 8/1/2029	145,000	151,297
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	195,534
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	180,880
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	180,108
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	192,523
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	233,963
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	443,245
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	265,000	265,456
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	500,000	505,055
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	200,000	202,968
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	202,960
5.25%, 8/17/2045	25,000	24,061
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	200,000	202,954
SOFR + 1.23%, 5.37%, 2/25/2031 (c)	1,000,000	1,030,950
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	1,000,000	1,019,280
Security Description	Principal Amount	Value
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	$800,000	$831,048
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	1,200,000	1,251,792
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	550,000	565,059
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	350,000	370,258
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	215,056
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	250,000	264,642
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	221,220
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	212,090
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032 (a)	90,000	85,400
SOFR + 0.60%, 4.24%, 9/8/2028 (c)	235,000	235,430
SOFR + 1.17%, 4.58%, 9/8/2031 (c)	350,000	351,288
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (c)	160,000	161,862
SOFR + 0.72%, 4.86%, 1/13/2028 (c)	1,100,000	1,109,218
SOFR + 1.03%, 4.86%, 3/30/2029 (a) (c)	150,000	152,319
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	100,000	103,188
5.26%, 4/8/2029 (a)	65,000	67,296
6.09%, 10/3/2033 (a)	125,000	135,996
Citibank NA:
4.58%, 5/29/2027	415,000	418,801
4.84%, 8/6/2029 (a)	455,000	465,961
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	350,000	352,691
4.91%, 5/29/2030	1,355,000	1,391,558
5.49%, 12/4/2026	1,020,000	1,036,177
5.57%, 4/30/2034	250,000	264,945
5.80%, 9/29/2028	350,000	367,129
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	128,727
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	775,127
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	137,978
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	3,000,000	2,196,000
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	94,685
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	122,980
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	700,000	689,290

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 10/21/2026	$300,000	$297,435
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	246,655
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	99,096
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	474,900
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	250,000	249,053
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	249,240
4.13%, 7/25/2028	70,000	69,897
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	150,000	127,157
4.30%, 11/20/2026	50,000	50,079
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	1,750,000	1,746,622
4.45%, 9/29/2027	150,000	150,603
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	1,220,000	1,220,549
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,050,000	1,054,882
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	350,000	352,338
4.65%, 7/30/2045	25,000	22,588
4.65%, 7/23/2048	250,000	223,120
SOFR + 1.89%, 4.66%, 5/24/2028 (a) (c)	500,000	503,725
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	350,000	354,483
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	505,120
SOFR + 1.46%, 4.95%, 5/7/2031 (a) (c)	350,000	356,552
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	550,000	564,404
SOFR + 1.49%, 5.17%, 9/11/2036 (c)	210,000	212,096
5.30%, 5/6/2044	50,000	48,944
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	249,095
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (c)	500,000	511,385
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	300,000	311,013
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	750,000	768,270
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	350,000	353,412
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	250,000	259,515
Security Description	Principal Amount	Value
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	$820,000	$859,844
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	303,368
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	965,491
6.68%, 9/13/2043	175,000	197,540
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	68,833
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	655,000	671,185
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	300,000	313,380
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	125,000	130,284
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	190,000	208,913
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	250,000	249,710
Comerica, Inc. 4.00%, 2/1/2029	50,000	49,367
Commonwealth Bank of Australia 4.42%, 3/14/2028	250,000	252,828
Cooperatieve Rabobank UA:
4.37%, 5/27/2027 (a)	250,000	251,968
4.88%, 1/21/2028	1,250,000	1,277,650
5.50%, 10/5/2026	200,000	203,066
5.75%, 12/1/2043	50,000	51,020
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	489,140
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	489,015
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	180,000	181,613
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	150,000	152,193
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	650,000	665,418
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	165,000	168,523
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (c)	505,000	514,550
5.41%, 5/10/2029	1,000,000	1,040,730
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	150,000	152,681
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	157,493
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	219,786
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	488,235
3.95%, 3/14/2028	100,000	99,538
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	59,800

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.49%, 4.90%, 9/6/2030 (c)	$90,000	$91,444
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	435,000	455,889
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	750,000	790,162
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (c)	250,000	252,515
First Citizens BancShares, Inc. SOFR + 1.41%, 5.23%, 3/12/2031 (c)	250,000	253,613
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	160,000	164,675
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	350,000	356,181
Goldman Sachs Group, Inc.:
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	224,623
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	79,398
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	468,289
2.60%, 2/7/2030	750,000	702,510
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	163,166
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	577,657
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	103,425
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	183,454
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	655,000	505,935
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,063,476
3.50%, 11/16/2026	250,000	248,385
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	496,155
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	248,183
3.80%, 3/15/2030	250,000	245,950
3.85%, 1/26/2027	2,000,000	1,994,820
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	200,000	179,118
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	500,550
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	323,568
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	387,364
Security Description	Principal Amount	Value
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	$85,000	$86,097
4.75%, 10/21/2045	50,000	45,734
Series MTN, 4.80%, 7/8/2044 (a)	50,000	46,401
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	180,000	182,117
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	1,195,000	1,203,102
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	1,140,000	1,168,774
5.15%, 5/22/2045	250,000	234,955
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	205,000	211,581
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	2,120,000	2,192,228
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	1,120,000	1,152,805
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	1,265,000	1,321,508
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	400,000	405,928
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	150,000	156,924
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	785,000	814,194
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	60,000	63,892
5.95%, 1/15/2027	50,000	51,232
6.25%, 2/1/2041	200,000	219,728
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,000,000	1,064,220
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	750,000	839,797
6.75%, 10/1/2037	150,000	167,948
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (a) (c)	200,000	191,612
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	188,750
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	181,176
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	185,984
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	250,000	249,258
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	251,705
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	497,875
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	205,000	207,895
4.95%, 3/31/2030	250,000	256,398
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	250,000	255,995

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	$2,295,000	$2,360,614
5.25%, 3/14/2044 (a)	250,000	243,748
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	1,000,000	1,031,960
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (c)	250,000	259,350
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	200,000	206,626
SOFR + 1.46%, 5.55%, 3/4/2030 (a) (c)	250,000	259,285
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	500,000	510,420
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	250,000	263,592
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	1,000,000	1,051,260
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	510,000	519,394
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	265,000	279,302
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	500,000	517,130
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	781,762
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	200,000	217,720
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,000,000	1,098,660
6.50%, 9/15/2037	1,200,000	1,288,824
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	531,150
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	586,575
HSBC USA, Inc.:
4.65%, 6/3/2028	205,000	207,817
5.29%, 3/4/2027	500,000	508,730
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (a) (c)	145,000	149,423
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	200,000	208,330
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	500,000	520,235
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	315,660
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	251,525
SOFR + 0.72%, 4.87%, 4/12/2028 (c)	500,000	505,495
ING Groep NV:
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	199,446
4.55%, 10/2/2028	200,000	201,964
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	1,300,000	1,317,225
Security Description	Principal Amount	Value
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	$300,000	$307,338
SOFR + 1.44%, 5.34%, 3/19/2030 (a) (c)	210,000	216,647
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	250,000	259,542
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	216,094
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	88,258
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	574,600
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	193,882
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	463,755
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	72,193
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	139,064
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	822,545
2.95%, 10/1/2026	350,000	346,636
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	610,161
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	529,817
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	91,423
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	129,794
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	172,533
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,700,000	1,323,807
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	346,794
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	185,000	182,493
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	198,206
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	122,846
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	250,000	248,888

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	$200,000	$180,090
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,100,000	898,953
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	41,449
4.13%, 12/15/2026 (a)	50,000	50,046
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	200,376
4.25%, 10/1/2027	80,000	80,524
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	85,995
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	501,250
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	252,330
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	140,000	141,141
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	141,606
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	265,000	267,981
4.85%, 2/1/2044 (a)	50,000	47,776
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	506,520
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	1,019,850
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	225,000	229,041
4.95%, 6/1/2045	50,000	47,112
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	130,000	131,101
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	95,000	96,448
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	200,000	205,144
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	102,420
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	625,000	632,094
SOFR + 1.44%, 5.10%, 4/22/2031 (a) (c)	1,645,000	1,700,190
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	915,000	944,911
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,085,000	1,121,055
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	915,000	942,331
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,095,000	1,136,654
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,109,315
Security Description	Principal Amount	Value
5.40%, 1/6/2042	$50,000	$51,120
5.50%, 10/15/2040	150,000	155,402
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	235,000	245,913
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,500,000	1,541,565
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	600,000	613,194
SOFR + 1.68%, 5.57%, 4/22/2036 (a) (c)	1,395,000	1,471,599
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	4,085,000	4,266,211
SOFR + 1.64%, 5.58%, 7/23/2036 (a) (c)	1,145,000	1,187,915
5.63%, 8/16/2043	250,000	257,495
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	793,635
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	395,000	420,908
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	500,000	510,010
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	290,000	305,950
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	200,000	220,184
JPMorgan Chase Bank NA 5.11%, 12/8/2026	400,000	405,128
KeyBank NA:
4.39%, 12/14/2027	300,000	301,422
5.00%, 1/26/2033	500,000	503,065
5.85%, 11/15/2027 (a)	250,000	257,915
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	97,172
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (c)	250,000	256,700
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026 (a)	500,000	486,135
3.00%, 5/20/2027	225,000	222,521
3.75%, 2/15/2028	425,000	425,807
3.88%, 6/15/2028	795,000	799,388
4.00%, 3/15/2029	580,000	585,841
4.13%, 7/15/2033 (a)	1,000,000	1,004,330
4.38%, 3/1/2027	1,510,000	1,523,288
4.38%, 2/28/2034	910,000	928,700
4.75%, 10/29/2030	400,000	417,548
Landwirtschaftliche Rentenbank:
Series 44, 3.88%, 6/14/2028	750,000	753,622
Series MTN, 5.00%, 10/24/2033	250,000	265,560
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	99,634

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	$200,000	$198,640
4.34%, 1/9/2048	200,000	164,100
4.55%, 8/16/2028	250,000	252,575
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	200,000	202,762
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	250,000	253,423
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	500,000	508,815
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	500,000	507,570
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (c)	200,000	207,684
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	500,000	524,305
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	500,000	518,600
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (a) (c)	750,000	788,490
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	291,235
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	166,013
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	60,000	60,712
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	90,000	92,138
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	65,000	65,903
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (c)	60,000	60,455
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	506,590
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	500,000	504,670
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	486,865
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	443,255
3.29%, 7/25/2027	50,000	49,403
3.68%, 2/22/2027	50,000	49,798
3.74%, 3/7/2029	250,000	246,875
3.96%, 3/2/2028	50,000	49,927
4.05%, 9/11/2028 (a)	100,000	100,116
4.29%, 7/26/2038 (a)	35,000	33,250
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (a) (c)	200,000	200,794
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	250,000	253,778
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	250,000	257,510
Security Description	Principal Amount	Value
5 yr. CMT + 0.93%, 5.19%, 9/12/2036 (c)	$200,000	$203,236
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	200,000	206,286
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	700,000	717,626
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (a) (c)	950,000	979,336
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (c)	200,000	204,504
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	514,055
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	700,000	728,280
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (c)	200,000	209,266
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (c)	200,000	209,802
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (c)	200,000	208,536
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	250,000	261,570
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	250,000	262,430
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	450,900
2.56%, 9/13/2031	215,000	190,327
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	189,056
4.02%, 3/5/2028 (a)	200,000	200,066
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c)	200,000	202,394
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	200,000	205,318
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c)	250,000	256,700
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	200,000	207,022
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	300,000	310,041
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	204,756
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (a) (c)	250,000	258,757
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	500,000	522,945
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	250,000	261,570
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	350,000	362,523
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	212,256
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (a) (c)	240,000	249,758

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	$65,000	$56,665
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	458,078
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	3,700,000	3,266,989
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	655,729
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	173,816
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	98,067
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	233,588
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	161,263
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	122,822
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	645,000	504,119
3.59%, 7/22/2028 (c)	100,000	98,946
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	485,160
3.63%, 1/20/2027	100,000	99,655
3.95%, 4/23/2027	25,000	24,946
3.97%, 7/22/2038 (c)	100,000	89,467
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	175,165
4.30%, 1/27/2045	50,000	43,858
Series MTN, 4.38%, 1/22/2047	100,000	87,670
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	251,195
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	250,000	235,808
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	920,000	930,010
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	1,150,000	1,172,425
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	135,000	138,320
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	648,487
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	158,615
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	170,000	174,661
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	190,000	196,204
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	265,000	273,528
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	$180,000	$185,539
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	162,384
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	200,000	206,120
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	197,931
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	299,599
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	140,000	145,790
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	1,220,000	1,233,652
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	250,000	261,772
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	500,000	509,520
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	75,000	76,685
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	915,000	955,727
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	2,190,000	2,310,822
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	115,000	122,553
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,000,000	1,047,670
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	141,433
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	260,422
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,076,667
6.38%, 7/24/2042	65,000	72,940
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	1,040,000	1,104,813
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	230,000	257,276
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (c)	250,000	250,593
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	500,000	504,935
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	300,000	304,449
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	1,500,000	1,527,315
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	250,000	255,505
Morgan Stanley Private Bank NA:
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	250,000	251,430
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,000,000	1,015,160

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
National Australia Bank Ltd.:
4.31%, 6/13/2028	$350,000	$353,139
4.50%, 10/26/2027	250,000	252,705
4.79%, 1/10/2029	250,000	255,755
4.90%, 1/14/2030	250,000	257,732
4.94%, 1/12/2028	300,000	306,432
5.09%, 6/11/2027	250,000	254,768
National Bank of Canada 4.50%, 10/10/2029	350,000	353,108
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	491,170
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	200,374
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	550,000	560,235
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	200,000	205,096
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (a) (c)	750,000	790,972
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	750,000	782,422
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	68,357
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	61,778
3.65%, 8/3/2028	100,000	99,370
4.00%, 5/10/2027	100,000	100,172
6.13%, 11/2/2032	250,000	273,367
PNC Bank NA:
3.25%, 1/22/2028	250,000	246,035
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	500,000	502,425
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	120,462
2.55%, 1/22/2030	500,000	467,485
3.15%, 5/19/2027	100,000	98,666
3.45%, 4/23/2029	100,000	97,916
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	99,277
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	135,000	136,897
SOFR + 1.33%, 4.90%, 5/13/2031 (c)	125,000	127,596
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (c)	1,000,000	1,014,750
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	150,000	154,437
SOFR + 1.60%, 5.40%, 7/23/2035 (a) (c)	2,040,000	2,111,176
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	500,000	520,345
Security Description	Principal Amount	Value
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	$125,000	$131,820
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	175,000	179,265
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	200,000	226,606
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (c)	115,000	118,115
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (c)	180,000	187,546
Royal Bank of Canada:
2.05%, 1/21/2027	100,000	97,632
Series GMTN, 2.30%, 11/3/2031	100,000	89,382
3.63%, 5/4/2027	250,000	249,030
3.88%, 5/4/2032	500,000	484,845
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	195,000	196,503
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (c)	160,000	160,582
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	160,000	161,374
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	200,000	202,400
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	210,000	212,759
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (c)	210,000	212,022
Series GMTN, 4.88%, 1/19/2027	500,000	505,900
Series GMTN, 4.90%, 1/12/2028	500,000	510,030
Series GMTN, 4.95%, 2/1/2029 (a)	500,000	513,955
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	210,000	213,593
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (c)	70,000	71,639
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (c)	250,000	255,925
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (a) (c)	250,000	257,567
Series GMTN, 5.20%, 8/1/2028	500,000	515,690
Series MTN, 6.00%, 11/1/2027	200,000	207,976
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	50,147

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (c)	$200,000	$204,100
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	155,000	158,033
SOFR + 1.88%, 5.74%, 3/20/2031 (c)	780,000	805,529
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	704,275
Santander U.K. Group Holdings PLC:
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	197,976
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	200,000	199,472
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	200,000	202,266
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	200,000	198,090
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	500,000	521,740
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	550,000	516,582
2.13%, 7/8/2030	1,000,000	904,970
2.30%, 1/12/2041 (a)	750,000	526,687
3.01%, 10/19/2026	50,000	49,482
3.04%, 7/16/2029	200,000	191,284
3.36%, 7/12/2027	50,000	49,499
3.94%, 7/19/2028	50,000	49,839
4.31%, 10/16/2028	100,000	100,676
5.24%, 4/15/2030	1,000,000	1,036,280
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	250,000	255,958
5.42%, 7/9/2031	500,000	523,585
5.52%, 1/13/2028	1,150,000	1,186,098
5.56%, 7/9/2034	200,000	211,032
5.71%, 1/13/2030	350,000	369,015
5.77%, 1/13/2033 (a)	200,000	213,772
5.80%, 7/13/2028	500,000	522,260
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	250,000	254,963
Synovus Bank 5.63%, 2/15/2028	250,000	255,025
Toronto-Dominion Bank:
Series MTN, 2.00%, 9/10/2031 (a)	100,000	88,753
Series GMTN, 2.45%, 1/12/2032	150,000	133,428
Series MTN, 3.20%, 3/10/2032	200,000	185,618
4.11%, 6/8/2027	200,000	200,324
4.57%, 12/17/2026	400,000	402,268
Series MTN, 4.57%, 6/2/2028	250,000	253,210
4.78%, 12/17/2029 (a)	400,000	409,096
Security Description	Principal Amount	Value
Series MTN, 4.81%, 6/3/2030 (a)	$250,000	$255,470
4.86%, 1/31/2028	1,500,000	1,526,415
Series GMTN, 4.98%, 4/5/2027	100,000	101,426
Series GMTN, 4.99%, 4/5/2029	100,000	102,606
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	760,000	771,681
5.16%, 1/10/2028	500,000	511,850
5.26%, 12/11/2026	130,000	131,771
Series MTN, 5.52%, 7/17/2028	200,000	207,558
Truist Bank SOFR + 0.77%, 4.42%, 7/24/2028 (c)	250,000	251,075
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	94,877
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	47,106
Series MTN, 3.88%, 3/19/2029	100,000	98,493
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	180,070
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	106,540
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (a) (c)	1,415,000	1,450,248
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	250,000	257,460
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	110,000	113,834
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	95,000	99,670
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	794,655
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (a) (c)	350,000	376,904
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	150,000	131,601
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	194,852
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	178,840
Series DMTN, 3.00%, 7/30/2029	100,000	95,716
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	200,000	202,164
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	400,000	401,660
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	115,000	117,901
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	840,000	863,243

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	$915,000	$940,830
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	130,000	134,420
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	75,000	77,578
SOFR + 1.86%, 5.68%, 1/23/2035 (a) (c)	500,000	526,560
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	780,660
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	250,000	266,280
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	165,249
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (c)	350,000	351,165
UBS AG:
4.50%, 6/26/2048 (a)	1,000,000	887,110
5.65%, 9/11/2028	450,000	470,322
7.50%, 2/15/2028	500,000	538,190
Webster Financial Corp. 5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	55,000	55,021
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	194,414
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	232,335
3.00%, 10/23/2026	250,000	247,435
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	710,168
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	646,823
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	659,095
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	346,776
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	260,000	258,921
Series MTN, 4.15%, 1/24/2029	250,000	249,868
Series GMTN, 4.30%, 7/22/2027	50,000	50,178
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	150,807
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,098,012
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	166,983
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	400,000	399,092
Series GMTN, 4.90%, 11/17/2045	150,000	136,665
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	$500,000	$507,910
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (c)	260,000	262,392
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	220,000	224,173
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,500,000	1,401,795
SOFR + 1.50%, 5.15%, 4/23/2031 (a) (c)	2,165,000	2,233,241
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	640,000	659,315
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	150,000	153,273
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	1,215,000	1,256,978
5.38%, 11/2/2043	150,000	146,513
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	760,000	789,655
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	530,000	552,684
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	630,222
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	450,790
5.61%, 1/15/2044	325,000	325,484
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	1,735,000	1,820,293
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	3,100,000	3,173,160
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	270,000	286,027
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	250,000	277,872
Wells Fargo Bank NA 5.25%, 12/11/2026	780,000	791,388
Westpac Banking Corp.:
2.15%, 6/3/2031	600,000	539,472
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	35,911
2.96%, 11/16/2040	530,000	405,710
3.35%, 3/8/2027	150,000	149,019
3.40%, 1/25/2028	100,000	98,911
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	29,368
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	1,000,000	997,280
4.42%, 7/24/2039	25,000	23,083
Series GMTN, 4.60%, 10/20/2026	125,000	125,820
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	250,000	257,420
5.46%, 11/18/2027	250,000	257,980

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (a) (c)	$200,000	$206,156
6.82%, 11/17/2033	750,000	839,317
Zions Bancorp NA 3.25%, 10/29/2029	250,000	234,723
		285,140,111
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	925,000	913,826
4.90%, 2/1/2046	2,750,000	2,573,917
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	486,695
4.38%, 4/15/2038	215,000	204,100
4.75%, 1/23/2029	750,000	765,330
4.90%, 1/23/2031 (a)	65,000	67,185
4.95%, 1/15/2042	250,000	240,507
5.00%, 6/15/2034	100,000	103,129
5.45%, 1/23/2039	350,000	361,340
5.55%, 1/23/2049	350,000	354,032
5.80%, 1/23/2059	1,045,000	1,089,287
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	44,950
4.75%, 4/15/2033 (a)	200,000	202,314
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	234,257
1.38%, 3/15/2031 (a)	200,000	173,948
1.45%, 6/1/2027 (a)	790,000	760,786
1.50%, 3/5/2028	60,000	56,851
2.00%, 3/5/2031	65,000	58,430
2.13%, 9/6/2029	150,000	140,445
2.25%, 1/5/2032 (a)	850,000	760,673
2.50%, 3/15/2051	250,000	152,845
2.60%, 6/1/2050	350,000	221,630
2.88%, 5/5/2041	100,000	76,911
3.00%, 3/5/2051	90,000	61,390
4.65%, 8/14/2034 (a)	110,000	111,829
5.00%, 5/13/2034 (a)	1,100,000	1,143,747
5.20%, 1/14/2055	100,000	98,046
5.30%, 5/13/2054	350,000	348,495
5.40%, 5/13/2064	90,000	89,562
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	250,000	208,403
5.10%, 5/6/2035	200,000	201,442
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	220,380
2.88%, 5/1/2030	25,000	23,388
3.15%, 8/1/2029	100,000	95,958
3.75%, 5/1/2050	20,000	14,684
4.50%, 5/9/2047	50,000	41,936
4.65%, 11/15/2028	30,000	30,339
4.75%, 5/9/2032 (a)	1,000,000	1,005,700
Security Description	Principal Amount	Value
Diageo Capital PLC:
2.13%, 4/29/2032	$500,000	$432,600
3.88%, 5/18/2028	200,000	199,308
5.30%, 10/24/2027	550,000	563,750
Diageo Investment Corp.:
4.25%, 5/11/2042	25,000	21,827
5.63%, 4/15/2035	500,000	530,650
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031	40,000	35,276
3.20%, 5/1/2030	45,000	42,447
3.35%, 3/15/2051	280,000	185,256
3.80%, 5/1/2050	70,000	50,945
3.95%, 4/15/2029	200,000	196,740
4.50%, 4/15/2052	1,500,000	1,210,080
5.05%, 3/15/2029	665,000	676,890
5.30%, 3/15/2034	200,000	202,074
Molson Coors Beverage Co. 4.20%, 7/15/2046	530,000	431,028
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	250,762
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	40,000	34,758
1.63%, 5/1/2030	75,000	67,279
2.63%, 7/29/2029	50,000	47,587
2.75%, 3/19/2030	1,000,000	944,900
2.75%, 10/21/2051	200,000	128,096
2.88%, 10/15/2049	100,000	67,099
3.38%, 7/29/2049	35,000	25,603
3.45%, 10/6/2046	150,000	114,638
3.60%, 2/18/2028	550,000	547,365
4.30%, 7/23/2030 (a)	85,000	85,541
4.45%, 2/7/2028	1,000,000	1,013,930
4.45%, 5/15/2028	100,000	101,576
4.45%, 2/15/2033 (a)	100,000	100,929
4.50%, 7/17/2029	100,000	101,814
4.60%, 2/7/2030	180,000	183,960
4.65%, 7/23/2032	750,000	761,475
4.65%, 2/15/2053	850,000	760,843
4.80%, 7/17/2034 (a)	100,000	101,576
5.00%, 7/23/2035	85,000	86,493
5.13%, 11/10/2026	65,000	65,829
5.25%, 7/17/2054 (a)	100,000	98,486
		24,208,097
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	233,687
2.20%, 2/21/2027	820,000	800,074
2.30%, 2/25/2031	100,000	90,029
2.77%, 9/1/2053	65,000	39,458
3.15%, 2/21/2040	850,000	669,273
3.20%, 11/2/2027	250,000	245,887
3.38%, 2/21/2050	100,000	72,340
4.05%, 8/18/2029	500,000	497,795
4.20%, 2/22/2052	500,000	401,230

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 5/1/2045	$50,000	$43,409
4.56%, 6/15/2048	200,000	172,764
4.66%, 6/15/2051	150,000	131,019
4.88%, 3/1/2053	500,000	446,290
5.25%, 3/2/2030	1,000,000	1,036,550
5.25%, 3/2/2033	680,000	704,432
5.65%, 3/2/2053	1,660,000	1,656,879
5.75%, 3/2/2063	1,295,000	1,291,983
Biogen, Inc.:
2.25%, 5/1/2030	535,000	488,102
3.25%, 2/15/2051 (a)	308,000	201,306
5.75%, 5/15/2035 (a)	500,000	523,875
6.45%, 5/15/2055	140,000	150,063
Gilead Sciences, Inc.:
1.20%, 10/1/2027	295,000	279,678
1.65%, 10/1/2030	290,000	257,166
2.60%, 10/1/2040	350,000	256,886
2.80%, 10/1/2050	150,000	96,822
2.95%, 3/1/2027	25,000	24,652
4.15%, 3/1/2047	120,000	101,190
4.50%, 2/1/2045 (a)	25,000	22,362
4.60%, 9/1/2035	100,000	98,847
4.75%, 3/1/2046	175,000	160,916
4.80%, 11/15/2029	695,000	712,695
4.80%, 4/1/2044	25,000	23,330
5.10%, 6/15/2035	50,000	51,370
5.50%, 11/15/2054 (a)	150,000	150,990
5.55%, 10/15/2053	850,000	858,253
5.60%, 11/15/2064	100,000	101,204
Illumina, Inc. 5.75%, 12/13/2027	100,000	102,848
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	30,860
2.80%, 9/15/2050 (a)	30,000	18,670
Royalty Pharma PLC:
2.20%, 9/2/2030 (a)	40,000	35,890
3.30%, 9/2/2040	65,000	49,910
3.55%, 9/2/2050	315,000	221,407
4.45%, 3/25/2031 (a)	250,000	247,870
5.20%, 9/25/2035	250,000	249,870
5.40%, 9/2/2034 (a)	250,000	255,265
5.90%, 9/2/2054	210,000	209,273
5.95%, 9/25/2055	125,000	125,536
		14,640,205
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	20,000	18,263
2.70%, 5/15/2040	50,000	37,324
2.80%, 5/15/2050	35,000	22,774
4.30%, 6/11/2028	100,000	101,030
4.60%, 2/8/2029	750,000	763,672
4.80%, 3/3/2033 (a)	250,000	255,467
4.90%, 10/11/2032	100,000	102,633
Security Description	Principal Amount	Value
Albemarle Corp. 4.65%, 6/1/2027	$500,000	$500,770
Cabot Corp. 4.00%, 7/1/2029	25,000	24,680
CF Industries, Inc. 5.38%, 3/15/2044	750,000	721,860
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	500,000	442,945
3.60%, 11/15/2050	750,000	507,915
4.25%, 10/1/2034	36,000	33,145
4.38%, 11/15/2042	50,000	40,774
4.80%, 11/30/2028	100,000	101,070
4.80%, 5/15/2049	65,000	53,011
5.65%, 3/15/2036	500,000	502,200
5.95%, 3/15/2055	250,000	237,652
6.90%, 5/15/2053 (a)	500,000	534,510
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	150,000	151,222
5.42%, 11/15/2048	610,000	603,357
Eastman Chemical Co.:
4.50%, 12/1/2028	100,000	100,393
5.00%, 8/1/2029	65,000	66,186
5.63%, 2/20/2034 (a)	500,000	514,870
5.75%, 3/8/2033	250,000	262,795
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	485,355
2.70%, 11/1/2026	150,000	148,037
2.75%, 8/18/2055	500,000	309,380
5.00%, 9/1/2035	130,000	132,562
EIDP, Inc. 5.13%, 5/15/2032	145,000	148,999
FMC Corp.:
4.50%, 10/1/2049	100,000	76,722
5.65%, 5/18/2033 (a)	350,000	349,783
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	45,134
Linde, Inc.:
1.10%, 8/10/2030	500,000	435,390
3.55%, 11/7/2042	25,000	20,201
LYB International Finance BV 4.88%, 3/15/2044	25,000	21,390
LYB International Finance III LLC:
2.25%, 10/1/2030 (a)	25,000	22,323
3.38%, 10/1/2040	280,000	206,842
3.63%, 4/1/2051 (a)	40,000	26,752
3.80%, 10/1/2060	30,000	19,324
4.20%, 10/15/2049	50,000	37,033
4.20%, 5/1/2050	550,000	407,126
5.50%, 3/1/2034 (a)	500,000	501,870
6.15%, 5/15/2035 (a)	85,000	88,591
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	25,000	19,647
Mosaic Co.:
4.05%, 11/15/2027	250,000	249,385

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 11/15/2043	$25,000	$24,707
NewMarket Corp. 2.70%, 3/18/2031	750,000	681,007
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	94,222
4.00%, 12/15/2026	50,000	49,901
4.13%, 3/15/2035	25,000	23,166
4.20%, 4/1/2029	85,000	84,839
4.90%, 3/27/2028 (a)	140,000	142,395
5.00%, 4/1/2049	150,000	136,800
5.80%, 3/27/2053 (a)	750,000	762,330
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	95,167
RPM International, Inc.:
2.95%, 1/15/2032	500,000	451,355
3.75%, 3/15/2027	50,000	49,650
4.25%, 1/15/2048	200,000	167,366
5.25%, 6/1/2045	25,000	24,023
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	135,160
2.30%, 5/15/2030	60,000	55,029
2.95%, 8/15/2029	50,000	47,774
3.30%, 5/15/2050	100,000	69,800
3.45%, 6/1/2027	30,000	29,724
3.80%, 8/15/2049	50,000	38,328
4.50%, 8/15/2030	170,000	171,153
4.50%, 6/1/2047	500,000	432,260
4.55%, 3/1/2028	100,000	101,015
5.15%, 8/15/2035 (a)	115,000	117,003
Westlake Corp.:
3.13%, 8/15/2051 (a)	350,000	217,469
4.38%, 11/15/2047	150,000	118,544
5.00%, 8/15/2046	100,000	88,164
		14,860,715
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	65,657
1.70%, 5/15/2028	60,000	56,811
4.75%, 5/8/2032	395,000	404,460
Block Financial LLC:
3.88%, 8/15/2030	30,000	28,898
5.38%, 9/15/2032	115,000	116,051
California Institute of Technology 3.65%, 9/1/2119	45,000	29,305
Cintas Corp. No. 2:
3.70%, 4/1/2027	150,000	149,407
4.20%, 5/1/2028	115,000	115,419
Equifax, Inc.:
4.80%, 9/15/2029	350,000	355,789
5.10%, 12/15/2027	115,000	117,145
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	82,477
Security Description	Principal Amount	Value
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (a)	$25,000	$16,430
5.12%, 4/1/2053 (a)	500,000	474,175
Global Payments, Inc.:
2.15%, 1/15/2027	100,000	97,457
2.90%, 5/15/2030	1,000,000	925,620
3.20%, 8/15/2029	500,000	474,950
4.45%, 6/1/2028	100,000	100,160
Leland Stanford Junior University:
Series 2025, 4.15%, 8/1/2030	165,000	165,445
4.68%, 3/1/2035 (a)	250,000	251,822
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	68,826
3.96%, 7/1/2038	50,000	46,277
5.62%, 6/1/2055	645,000	681,288
Moody's Corp.:
2.00%, 8/19/2031 (a)	600,000	527,460
2.75%, 8/19/2041	350,000	252,486
5.00%, 8/5/2034 (a)	70,000	71,436
Northwestern University:
Series 2017, 3.66%, 12/1/2057	150,000	110,576
4.94%, 12/1/2035	320,000	328,179
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	55,000	50,656
2.65%, 10/1/2026	270,000	266,676
2.85%, 10/1/2029	30,000	28,604
3.25%, 6/1/2050	65,000	45,638
3.90%, 6/1/2027	70,000	69,986
4.45%, 3/6/2028	125,000	126,353
5.05%, 6/1/2052 (a)	500,000	469,550
5.10%, 4/1/2035	1,000,000	1,022,930
5.15%, 6/1/2034 (a)	250,000	257,540
President & Fellows of Harvard College:
3.15%, 7/15/2046	225,000	166,275
4.61%, 2/15/2035 (a)	350,000	351,858
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	48,314
3.05%, 10/1/2041	250,000	186,130
4.30%, 8/9/2028	500,000	502,425
5.25%, 8/9/2034	350,000	358,340
RELX Capital, Inc.:
4.00%, 3/18/2029	100,000	99,470
4.75%, 3/27/2030	1,110,000	1,133,266
5.25%, 3/27/2035	110,000	113,544
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	533,877
2.50%, 12/1/2029 (a)	55,000	51,581
2.70%, 3/1/2029	500,000	477,750
2.90%, 3/1/2032	70,000	64,154
3.25%, 12/1/2049	65,000	46,670

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 3/1/2052	$525,000	$404,266
3.90%, 3/1/2062	30,000	23,027
5.25%, 9/15/2033 (a)	250,000	261,847
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	20,000	12,669
4.65%, 7/1/2030 (a)	75,000	76,737
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	16,427
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,881
University of Southern California:
2.81%, 10/1/2050	50,000	32,542
3.03%, 10/1/2039	25,000	20,674
Series A, 3.23%, 10/1/2120	35,000	20,697
4.98%, 10/1/2053 (a)	490,000	462,673
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	119,768
5.13%, 2/15/2036 (a)	115,000	116,079
5.25%, 6/5/2034 (a)	180,000	185,526
5.25%, 3/15/2035	140,000	142,647
5.75%, 4/1/2033	115,000	121,902
Yale University Series 2025, 4.70%, 4/15/2032	45,000	46,024
		14,656,979
COMPUTERS — 0.2%
Apple, Inc.:
1.20%, 2/8/2028	500,000	471,375
1.25%, 8/20/2030 (a)	200,000	176,152
1.40%, 8/5/2028	500,000	468,690
1.65%, 5/11/2030	90,000	81,288
1.65%, 2/8/2031	200,000	177,224
2.38%, 2/8/2041	50,000	35,991
2.40%, 8/20/2050 (a)	110,000	66,670
2.65%, 5/11/2050	300,000	191,910
2.65%, 2/8/2051	200,000	126,990
2.70%, 8/5/2051	350,000	222,989
2.80%, 2/8/2061	100,000	60,329
3.00%, 11/13/2027	100,000	98,633
3.20%, 5/11/2027 (a)	250,000	248,123
3.25%, 8/8/2029 (a)	750,000	733,867
3.45%, 2/9/2045	350,000	277,407
3.85%, 5/4/2043	25,000	21,316
3.85%, 8/4/2046	150,000	124,155
3.95%, 8/8/2052	500,000	406,280
4.10%, 8/8/2062	750,000	604,717
4.38%, 5/13/2045	75,000	67,757
4.50%, 2/23/2036	350,000	353,825
4.65%, 2/23/2046	1,075,000	1,004,684
Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	$100,000	$100,558
5.25%, 2/1/2028	500,000	511,605
5.75%, 2/1/2033	65,000	68,782
6.20%, 7/15/2030	250,000	268,040
8.35%, 7/15/2046	252,000	327,368
DXC Technology Co. 2.38%, 9/15/2028 (a)	100,000	94,202
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	10,000	10,814
6.35%, 10/15/2045	10,000	10,523
HP, Inc.:
4.00%, 4/15/2029 (a)	1,500,000	1,481,940
4.20%, 4/15/2032	200,000	193,972
6.00%, 9/15/2041 (a)	250,000	258,353
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	820,071
1.95%, 5/15/2030 (a)	350,000	316,932
2.72%, 2/9/2032	100,000	90,762
2.85%, 5/15/2040	100,000	75,518
2.95%, 5/15/2050	100,000	65,627
3.50%, 5/15/2029	215,000	210,674
4.15%, 7/27/2027	250,000	251,135
4.15%, 5/15/2039	100,000	89,737
4.25%, 5/15/2049	1,000,000	826,660
4.70%, 2/19/2046	325,000	294,479
5.88%, 11/29/2032	25,000	27,098
Leidos, Inc.:
2.30%, 2/15/2031	55,000	49,062
5.75%, 3/15/2033	95,000	100,325
Western Digital Corp.:
2.85%, 2/1/2029	30,000	28,245
3.10%, 2/1/2032	55,000	49,758
		12,642,612
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC 4.95%, 4/7/2030 (d)	1,000,000	1,022,070
Carlisle Cos., Inc.:
2.75%, 3/1/2030	65,000	60,839
5.25%, 9/15/2035	35,000	35,445
5.55%, 9/15/2040	85,000	86,085
Carrier Global Corp.:
2.49%, 2/15/2027	35,000	34,265
2.70%, 2/15/2031	250,000	229,527
2.72%, 2/15/2030	300,000	281,151
3.38%, 4/5/2040	515,000	415,744
3.58%, 4/5/2050	550,000	411,389
CRH America Finance, Inc. 5.50%, 1/9/2035	500,000	521,670
CRH SMW Finance DAC 5.20%, 5/21/2029	500,000	515,335

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	$200,000	$190,652
5.88%, 6/1/2033	65,000	68,888
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	278,058
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	15,000	13,291
4.90%, 12/1/2032	125,000	127,334
5.50%, 4/19/2029	200,000	208,260
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	44,796
3.20%, 7/15/2051	70,000	48,145
4.25%, 12/15/2047	100,000	83,835
5.15%, 12/1/2034 (a)	645,000	657,797
5.50%, 12/1/2054	70,000	69,474
Masco Corp.:
2.00%, 2/15/2031	100,000	87,676
3.13%, 2/15/2051 (a)	500,000	324,175
4.50%, 5/15/2047 (a)	100,000	83,468
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	96,500
Owens Corning:
3.95%, 8/15/2029	70,000	69,130
4.30%, 7/15/2047	100,000	82,621
5.70%, 6/15/2034 (a)	610,000	642,409
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	98,932
5.10%, 6/13/2034	650,000	667,030
5.25%, 3/3/2033	90,000	93,682
Trane Technologies Holdco, Inc. 5.75%, 6/15/2043	25,000	26,307
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	88,922
5.70%, 12/1/2054 (a)	350,000	357,577
		8,122,479
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	150,000	152,505
5.05%, 3/22/2053	1,000,000	929,670
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	205,458
5.00%, 12/8/2033	200,000	207,740
		1,495,373
DISTRIBUTION & WHOLESALE — 0.0% *
WW Grainger, Inc.:
4.45%, 9/15/2034	145,000	143,093
4.60%, 6/15/2045	50,000	45,487
		188,580
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	$150,000	$147,402
3.00%, 10/29/2028	1,500,000	1,445,880
3.40%, 10/29/2033	150,000	134,903
3.65%, 7/21/2027	150,000	148,698
4.63%, 9/10/2029 (a)	300,000	302,757
4.88%, 4/1/2028 (a)	220,000	223,344
4.95%, 9/10/2034 (a)	1,500,000	1,494,165
5.00%, 11/15/2035 (b)	150,000	148,545
5.38%, 12/15/2031	235,000	243,138
6.45%, 4/15/2027	750,000	773,587
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	70,000	66,444
5.50%, 8/20/2034	250,000	256,225
Air Lease Corp.:
3.13%, 12/1/2030	100,000	92,455
3.63%, 4/1/2027	70,000	69,250
5.10%, 3/1/2029	300,000	304,731
Series MTN, 5.20%, 7/15/2031	100,000	101,894
5.30%, 2/1/2028	150,000	152,729
5.85%, 12/15/2027	250,000	257,472
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	93,416
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	165,000	168,330
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	580,000	593,804
SOFR + 2.29%, 6.18%, 7/26/2035 (a) (c)	250,000	257,912
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	200,000	211,712
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	132,001
7.10%, 11/15/2027	200,000	210,378
American Express Co.:
1.65%, 11/4/2026	550,000	536,354
2.55%, 3/4/2027	165,000	161,783
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	175,000	175,942
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	250,000	247,727
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	95,000	96,456
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	805,000	818,733
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	106,980
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	90,000	92,575
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	1,575,000	1,602,090

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	$845,000	$856,323
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	250,000	257,830
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	420,000	433,474
SOFR + 1.09%, 5.53%, 4/25/2030 (a) (c)	250,000	261,172
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	65,000	68,852
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	85,000	93,135
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	70,313
5.15%, 5/15/2033	60,000	62,185
5.20%, 4/15/2035	150,000	152,883
5.70%, 12/15/2028	350,000	366,604
Apollo Global Management, Inc.:
5.15%, 8/12/2035 (a)	615,000	617,921
5.80%, 5/21/2054 (a)	135,000	136,746
ARES Management Corp. 5.60%, 10/11/2054	200,000	192,866
BGC Group, Inc. 8.00%, 5/25/2028	200,000	213,610
BlackRock Funding, Inc.:
4.60%, 7/26/2027	55,000	55,738
4.70%, 3/14/2029	115,000	117,671
4.90%, 1/8/2035	45,000	46,097
5.00%, 3/14/2034	495,000	510,246
5.25%, 3/14/2054	385,000	375,721
5.35%, 1/8/2055	390,000	386,712
Blackrock, Inc.:
1.90%, 1/28/2031	25,000	22,294
2.40%, 4/30/2030	45,000	41,890
3.20%, 3/15/2027	56,000	55,523
3.25%, 4/30/2029	60,000	58,675
4.75%, 5/25/2033	235,000	240,191
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034 (a)	350,000	352,996
Blue Owl Finance LLC 6.25%, 4/18/2034	500,000	524,715
Brookfield Asset Management Ltd. 6.08%, 9/15/2055	195,000	202,320
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	376,950
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	73,021
3.50%, 3/30/2051	50,000	35,385
3.90%, 1/25/2028	50,000	49,636
4.35%, 4/15/2030	100,000	99,900
4.70%, 9/20/2047	50,000	43,678
4.85%, 3/29/2029	100,000	101,672
5.33%, 1/15/2036	400,000	402,112
Security Description	Principal Amount	Value
5.68%, 1/15/2035	$250,000	$260,170
5.81%, 3/3/2055	165,000	166,266
6.35%, 1/5/2034	100,000	109,073
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	292,350
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	266,448
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	192,786
3.80%, 1/31/2028	250,000	248,020
4.10%, 2/9/2027	75,000	74,896
SOFR + 1.25%, 4.49%, 9/11/2031 (c)	655,000	649,740
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	252,547
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	140,000	138,460
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	750,000	776,467
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	158,878
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	85,000	88,256
SOFR + 2.60%, 5.82%, 2/1/2034 (a) (c)	500,000	524,410
SOFR + 2.04%, 6.18%, 1/30/2036 (a) (c)	1,000,000	1,038,210
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	786,675
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	178,319
6.70%, 11/29/2032	400,000	441,516
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	87,860
Charles Schwab Corp.:
1.65%, 3/11/2031	250,000	217,498
2.00%, 3/20/2028	500,000	477,630
2.30%, 5/13/2031	100,000	90,033
2.45%, 3/3/2027	1,000,000	978,490
3.20%, 1/25/2028	50,000	49,123
4.00%, 2/1/2029 (a)	50,000	49,983
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	207,702
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	500,000	535,080
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	250,000	272,245
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	140,000	148,523
CI Financial Corp. 3.20%, 12/17/2030	250,000	224,387
CME Group, Inc.:
2.65%, 3/15/2032	145,000	131,748
3.75%, 6/15/2028	100,000	99,721
4.40%, 3/15/2030	250,000	252,887

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse USA LLC 7.13%, 7/15/2032	$50,000	$57,448
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	148,967
Enact Holdings, Inc. 6.25%, 5/28/2029	1,000,000	1,045,780
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	87,358
Hercules Capital, Inc.:
3.38%, 1/20/2027 (a)	65,000	63,794
6.00%, 6/16/2030	100,000	102,028
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	27,246
2.65%, 9/15/2040	50,000	37,045
3.00%, 6/15/2050	25,000	16,733
3.00%, 9/15/2060	50,000	31,020
3.10%, 9/15/2027	100,000	98,292
3.63%, 9/1/2028	800,000	790,624
4.00%, 9/15/2027	200,000	199,982
4.25%, 9/21/2048	150,000	127,083
4.35%, 6/15/2029	85,000	85,724
4.60%, 3/15/2033 (a)	55,000	55,355
4.95%, 6/15/2052 (a)	95,000	88,193
5.20%, 6/15/2062	145,000	137,504
5.25%, 6/15/2031	780,000	815,966
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	222,322
2.75%, 10/15/2032	40,000	34,787
4.15%, 1/23/2030	550,000	543,158
4.85%, 1/15/2027	90,000	90,772
5.88%, 7/21/2028	110,000	114,510
6.20%, 4/14/2034	190,000	201,841
6.50%, 1/20/2043	50,000	53,606
Lazard Group LLC:
4.50%, 9/19/2028	100,000	100,468
5.63%, 8/1/2035	125,000	127,050
6.00%, 3/15/2031	70,000	73,973
LPL Holdings, Inc.:
5.15%, 6/15/2030	250,000	254,655
5.70%, 5/20/2027	500,000	509,410
Marex Group PLC 5.83%, 5/8/2028	100,000	101,468
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	96,642
3.30%, 3/26/2027	30,000	29,769
3.35%, 3/26/2030	50,000	48,685
3.50%, 2/26/2028	30,000	29,762
3.65%, 6/1/2049	100,000	77,770
3.85%, 3/26/2050	515,000	412,706
3.95%, 2/26/2048	30,000	24,714
4.10%, 1/15/2028	910,000	914,823
4.35%, 1/15/2032	200,000	200,816
4.55%, 3/15/2028	350,000	355,526
4.55%, 1/15/2035 (a)	90,000	89,790
4.88%, 3/9/2028	215,000	219,967
Security Description	Principal Amount	Value
4.88%, 5/9/2034	$235,000	$240,624
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	175,026
2.50%, 12/21/2040	250,000	177,373
3.25%, 4/28/2050	40,000	27,799
3.95%, 3/7/2052	500,000	386,155
5.95%, 8/15/2053 (a)	500,000	523,445
Nomura Holdings, Inc.:
2.33%, 1/22/2027	500,000	487,565
4.90%, 7/1/2030 (a)	200,000	202,898
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (a) (c)	700,000	696,444
5.49%, 6/29/2035	200,000	205,908
5.78%, 7/3/2034	1,000,000	1,057,390
6.07%, 7/12/2028	400,000	418,560
ORIX Corp.:
2.25%, 3/9/2031	100,000	89,141
3.70%, 7/18/2027	50,000	49,580
4.00%, 4/13/2032	100,000	96,938
4.45%, 9/9/2030	250,000	249,512
4.65%, 9/10/2029 (a)	250,000	252,985
5.40%, 2/25/2035	100,000	103,094
Raymond James Financial, Inc.:
3.75%, 4/1/2051	165,000	124,158
4.90%, 9/11/2035	175,000	173,110
5.65%, 9/11/2055	80,000	79,431
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	98,021
Synchrony Financial:
2.88%, 10/28/2031	150,000	132,860
SOFR + 1.40%, 5.02%, 7/29/2029 (c)	350,000	352,912
SOFR + 1.68%, 5.45%, 3/6/2031 (c)	190,000	193,563
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	400,000	414,384
SOFR + 2.07%, 6.00%, 7/29/2036 (c)	35,000	35,764
TPG Operating Group II LP 5.38%, 1/15/2036	200,000	200,552
Visa, Inc.:
0.75%, 8/15/2027 (a)	45,000	42,627
1.10%, 2/15/2031	500,000	430,680
1.90%, 4/15/2027	500,000	486,005
2.05%, 4/15/2030	150,000	138,018
2.70%, 4/15/2040	350,000	268,156
2.75%, 9/15/2027	250,000	245,362
3.65%, 9/15/2047	100,000	79,010
4.15%, 12/14/2035	50,000	48,222
4.30%, 12/14/2045	200,000	176,414
Voya Financial, Inc. 5.00%, 9/20/2034 (a)	110,000	109,325
		48,507,409

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 2.2%
AEP Texas, Inc.:
3.45%, 5/15/2051	$50,000	$34,381
Series H, 3.45%, 1/15/2050	100,000	69,507
3.80%, 10/1/2047	25,000	18,717
4.70%, 5/15/2032	200,000	200,040
5.85%, 10/15/2055	155,000	154,687
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	77,534
3.80%, 6/15/2049	50,000	38,493
4.25%, 9/15/2048	20,000	16,662
5.15%, 4/1/2034	500,000	510,190
5.40%, 3/15/2053	1,000,000	991,390
AES Corp.:
2.45%, 1/15/2031 (a)	500,000	447,915
5.80%, 3/15/2032	250,000	258,437
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	43,822
3.13%, 7/15/2051	50,000	33,939
3.85%, 12/1/2042	75,000	61,914
Series A, 4.30%, 7/15/2048	65,000	55,462
Ameren Corp.:
1.75%, 3/15/2028	50,000	47,181
5.00%, 1/15/2029	200,000	204,534
5.38%, 3/15/2035	500,000	513,365
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	39,033
3.80%, 5/15/2028	25,000	24,902
4.15%, 3/15/2046	50,000	42,122
4.50%, 3/15/2049	50,000	43,444
4.95%, 6/1/2033	400,000	410,088
5.55%, 7/1/2054	250,000	253,142
5.63%, 3/1/2055	210,000	214,051
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	241,980
Series J, 4.30%, 12/1/2028 (a)	100,000	100,388
5.20%, 1/15/2029	1,250,000	1,288,987
5.63%, 3/1/2033 (a)	190,000	199,753
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	21,128
Series BB, 4.50%, 8/1/2032	85,000	84,114
7.00%, 4/1/2038	25,000	28,317
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	52,754
3.75%, 5/15/2046	25,000	19,290
4.20%, 8/15/2048	25,000	20,353
4.25%, 3/1/2049	50,000	40,659
4.35%, 11/15/2045	50,000	42,206
5.55%, 8/1/2033	350,000	366,254
5.70%, 8/15/2034	140,000	146,740
5.90%, 8/15/2055	85,000	87,173
Security Description	Principal Amount	Value
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	$400,000	$358,504
5.40%, 6/1/2053	500,000	490,495
5.45%, 6/1/2035	110,000	114,320
6.35%, 10/1/2036	50,000	55,760
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	25,977
2.85%, 5/15/2051	300,000	190,320
3.25%, 4/15/2028	30,000	29,461
3.70%, 7/15/2030	250,000	244,937
4.25%, 10/15/2050	500,000	408,980
4.50%, 2/1/2045	50,000	44,148
4.60%, 5/1/2053	500,000	430,455
5.15%, 11/15/2043	150,000	145,691
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,670
3.88%, 10/15/2049	100,000	74,726
4.35%, 5/1/2033	30,000	28,930
4.55%, 1/31/2031 (b)	225,000	225,151
5.95%, 3/15/2028	200,000	207,678
6.00%, 1/15/2035 (a)	40,000	42,588
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	49,515
Series AA, 3.00%, 2/1/2027	100,000	98,641
Series AF, 3.35%, 4/1/2051	350,000	249,445
3.95%, 3/1/2048	50,000	40,213
Series AC, 4.25%, 2/1/2049	200,000	167,752
4.80%, 3/15/2030	240,000	245,424
4.95%, 4/1/2033	500,000	508,745
Series AQ, 4.95%, 8/15/2035	205,000	204,321
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	40,000	36,206
5.40%, 6/1/2029	465,000	481,219
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	17,526
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	49,310
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	48,749
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a) (c)	750,000	779,160
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	176,985
Series 130, 3.13%, 3/15/2051	150,000	101,322
Series 132, 3.15%, 3/15/2032	100,000	92,387
Series 123, 3.75%, 8/15/2047	150,000	116,799
4.00%, 3/1/2048	125,000	101,236
5.30%, 6/1/2034	55,000	57,404
5.65%, 6/1/2054	65,000	66,113

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 6/1/2055	$80,000	$85,209
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	148,404
Series A, 4.15%, 6/1/2045	100,000	84,059
4.90%, 7/1/2033 (a)	350,000	354,623
5.25%, 1/15/2053	1,000,000	964,540
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	200,000	181,696
Series C, 3.00%, 12/1/2060	150,000	91,604
3.20%, 12/1/2051	500,000	340,410
3.60%, 6/15/2061	250,000	174,840
3.70%, 11/15/2059	85,000	60,967
3.85%, 6/15/2046	50,000	40,085
Series 20B, 3.95%, 4/1/2050	250,000	199,048
Series D, 4.00%, 12/1/2028	100,000	99,961
Series A, 4.13%, 5/15/2049	100,000	81,140
4.45%, 3/15/2044	75,000	66,146
4.50%, 5/15/2058	100,000	83,469
5.13%, 3/15/2035 (a)	100,000	102,635
5.38%, 5/15/2034	160,000	166,659
5.50%, 3/15/2034	200,000	210,402
5.50%, 3/15/2055	1,100,000	1,089,528
5.70%, 5/15/2054	200,000	204,650
5.90%, 11/15/2053	100,000	104,531
Series 06-B, 6.20%, 6/15/2036	25,000	27,365
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	129,164
5.75%, 3/15/2054	120,000	121,715
5.80%, 3/1/2033 (a)	145,000	154,821
6.50%, 10/1/2053	750,000	834,022
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	36,985
3.75%, 2/15/2050	50,000	38,419
4.05%, 5/15/2048	100,000	82,328
4.63%, 5/15/2033	100,000	100,118
4.65%, 3/1/2028	300,000	304,044
4.70%, 1/15/2030	175,000	178,715
4.90%, 2/15/2029	100,000	102,516
5.05%, 5/15/2035	125,000	127,141
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	22,724
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	132,828
6.25%, 10/15/2053	205,000	225,291
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	45,000	39,811
Series B, 3.30%, 4/15/2041	565,000	430,219
Series C, 3.38%, 4/1/2030	350,000	336,308
4.60%, 5/15/2028	500,000	505,090
4.70%, 12/1/2044	130,000	114,330
Security Description	Principal Amount	Value
5.38%, 11/15/2032	$350,000	$363,881
5.45%, 3/15/2035 (a)	200,000	204,994
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	45,000	45,342
5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (c)	2,000,000	2,074,160
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (c)	350,000	380,397
DTE Electric Co.:
2.25%, 3/1/2030 (a)	500,000	461,210
Series A, 3.00%, 3/1/2032	100,000	92,460
3.70%, 6/1/2046	75,000	58,716
5.25%, 5/15/2035	105,000	108,136
5.85%, 5/15/2055	915,000	961,345
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	158,634
4.88%, 6/1/2028	290,000	295,034
4.95%, 7/1/2027	65,000	65,834
5.05%, 10/1/2035	250,000	248,562
5.10%, 3/1/2029	200,000	205,070
5.20%, 4/1/2030	355,000	365,863
5.85%, 6/1/2034	250,000	265,862
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	141,075
2.55%, 4/15/2031	75,000	68,660
2.85%, 3/15/2032	155,000	141,296
3.20%, 8/15/2049	100,000	69,904
3.45%, 4/15/2051	90,000	65,012
3.88%, 3/15/2046	150,000	120,983
3.95%, 11/15/2028	100,000	99,986
4.25%, 12/15/2041	130,000	114,813
4.85%, 3/15/2030	500,000	513,875
4.95%, 1/15/2033	250,000	257,287
5.35%, 1/15/2053	500,000	489,860
5.40%, 1/15/2054 (a)	750,000	744,795
Duke Energy Corp.:
2.55%, 6/15/2031	100,000	90,450
3.15%, 8/15/2027	100,000	98,398
3.30%, 6/15/2041	850,000	655,826
3.50%, 6/15/2051	100,000	70,505
3.75%, 9/1/2046	250,000	191,845
3.95%, 8/15/2047	150,000	116,733
4.50%, 8/15/2032	2,000,000	1,987,900
4.85%, 1/5/2027	250,000	252,462
4.95%, 9/15/2035	865,000	859,282
5.00%, 8/15/2052	1,700,000	1,531,768
5.45%, 6/15/2034 (a)	145,000	150,910
5.70%, 9/15/2055	160,000	159,395
5.80%, 6/15/2054	125,000	126,378
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (c)	300,000	317,034
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	141,137
3.20%, 1/15/2027	250,000	247,865
6.40%, 6/15/2038	50,000	56,136

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Indiana LLC 2.75%, 4/1/2050	$65,000	$41,238
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	21,700
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	59,896
3.40%, 4/1/2032 (a)	145,000	136,893
3.60%, 9/15/2047	50,000	37,894
3.70%, 9/1/2028	50,000	49,627
4.20%, 8/15/2045	150,000	127,181
5.05%, 3/15/2035	115,000	117,017
5.10%, 3/15/2034	50,000	51,460
5.55%, 3/15/2055	1,000,000	1,004,410
Edison International:
4.13%, 3/15/2028	50,000	49,101
5.25%, 11/15/2028	285,000	287,214
6.95%, 11/15/2029	300,000	318,552
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	112,190
Enel Chile SA 4.88%, 6/12/2028	50,000	50,809
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	60,646
3.35%, 6/15/2052	100,000	69,373
4.20%, 4/1/2049	25,000	20,460
Entergy Corp.:
1.90%, 6/15/2028	125,000	117,833
2.40%, 6/15/2031 (a)	150,000	134,115
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,250,000	1,308,912
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	23,443
3.10%, 6/15/2041	250,000	190,158
3.25%, 4/1/2028	200,000	196,836
4.20%, 4/1/2050	50,000	40,570
5.35%, 3/15/2034	500,000	518,575
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	24,254
3.50%, 6/1/2051	145,000	102,895
3.85%, 6/1/2049	125,000	96,851
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	74,250
3.55%, 9/30/2049	25,000	18,128
5.80%, 9/1/2053	640,000	648,838
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,205
4.13%, 3/1/2042	30,000	25,639
4.70%, 3/13/2028	25,000	25,283
5.70%, 3/15/2053	135,000	136,311
5.90%, 11/15/2033	150,000	161,388
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030 (a)	50,000	45,793
Series 2019, 4.13%, 4/1/2049	100,000	80,669
4.20%, 6/15/2047	25,000	20,671
Security Description	Principal Amount	Value
4.20%, 3/15/2048	$50,000	$41,121
5.13%, 8/15/2035	125,000	126,441
5.40%, 4/1/2034	100,000	103,929
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	350,000	358,036
Eversource Energy:
2.90%, 3/1/2027	100,000	98,211
3.38%, 3/1/2032	100,000	92,524
Series O, 4.25%, 4/1/2029	25,000	24,928
5.45%, 3/1/2028	860,000	883,272
5.95%, 2/1/2029	250,000	261,792
5.95%, 7/15/2034	500,000	530,725
Exelon Corp.:
2.75%, 3/15/2027	100,000	98,053
3.35%, 3/15/2032	100,000	93,424
4.10%, 3/15/2052	350,000	273,423
4.70%, 4/15/2050	250,000	216,190
5.10%, 6/15/2045	330,000	307,606
5.13%, 3/15/2031	140,000	144,469
5.15%, 3/15/2028	1,050,000	1,073,929
5.30%, 3/15/2033 (a)	100,000	103,713
5.45%, 3/15/2034	1,000,000	1,038,890
5.60%, 3/15/2053 (a)	850,000	832,184
5.88%, 3/15/2055 (a)	85,000	86,700
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	497,165
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	350,000	352,215
4.75%, 1/15/2033 (d)	100,000	99,765
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	449,040
2.88%, 12/4/2051	750,000	485,362
3.15%, 10/1/2049	30,000	20,902
3.95%, 3/1/2048	85,000	69,084
3.99%, 3/1/2049	25,000	20,221
4.05%, 10/1/2044	50,000	42,139
4.13%, 6/1/2048	100,000	82,883
5.10%, 4/1/2033	500,000	517,425
5.30%, 6/15/2034	250,000	260,962
5.70%, 3/15/2055	110,000	114,129
5.80%, 3/15/2065 (a)	155,000	163,147
Fortis, Inc. 3.06%, 10/4/2026	50,000	49,433
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	570,000	397,894
4.55%, 3/15/2030	100,000	101,598
5.13%, 5/15/2052 (a)	500,000	477,090
5.50%, 10/1/2055	350,000	348,876
Idaho Power Co.:
Series MTN, 5.70%, 3/15/2055	100,000	101,566
Series MTN, 5.80%, 4/1/2054	250,000	257,035
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	30,310

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/15/2048	$15,000	$12,203
Interstate Power & Light Co.:
3.50%, 9/30/2049 (a)	50,000	36,289
3.70%, 9/15/2046	50,000	37,956
4.10%, 9/26/2028	50,000	49,893
4.95%, 9/30/2034	300,000	298,491
5.45%, 9/30/2054	55,000	53,206
5.60%, 6/29/2035	125,000	129,861
5.60%, 10/1/2055	140,000	137,809
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	97,898
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	49,125
Jersey Central Power & Light Co.:
4.40%, 1/15/2031 (d)	250,000	249,202
5.10%, 1/15/2035	350,000	354,886
Kentucky Utilities Co. 5.85%, 8/15/2055	65,000	66,875
Louisville Gas & Electric Co. 5.85%, 8/15/2055	105,000	108,019
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	120,855
National Grid PLC 5.42%, 1/11/2034	350,000	362,943
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	50,000	42,738
Series MTN, 1.65%, 6/15/2031	200,000	172,434
3.40%, 2/7/2028	50,000	49,263
3.90%, 11/1/2028 (a)	100,000	99,487
4.02%, 11/1/2032	50,000	48,435
4.12%, 9/16/2027	60,000	60,190
Series D, 4.15%, 8/25/2028	315,000	315,825
4.75%, 2/7/2028	135,000	137,005
Series GMTN, 4.85%, 2/7/2029	250,000	255,752
4.95%, 2/7/2030	175,000	180,126
Series GMTN, 5.00%, 2/7/2031	250,000	257,597
Series MTN, 5.05%, 9/15/2028	500,000	512,780
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	228,222
2.44%, 1/15/2032	500,000	441,850
2.75%, 11/1/2029	165,000	155,956
3.50%, 4/1/2029	100,000	97,775
3.55%, 5/1/2027	100,000	99,169
4.69%, 9/1/2027	350,000	353,888
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	25,000	24,296
4.85%, 2/4/2028 (a)	350,000	356,303
4.90%, 2/28/2028	1,500,000	1,526,370
Security Description	Principal Amount	Value
4.90%, 3/15/2029	$200,000	$204,588
5.05%, 2/28/2033 (a)	500,000	510,935
5.25%, 3/15/2034	200,000	205,412
5.25%, 2/28/2053	500,000	472,635
5.55%, 3/15/2054	200,000	196,134
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (c)	1,000,000	1,039,930
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (a) (c)	1,000,000	1,060,360
Northern States Power Co.:
2.60%, 6/1/2051	50,000	31,160
2.90%, 3/1/2050	30,000	20,149
3.60%, 9/15/2047	50,000	38,181
5.10%, 5/15/2053	350,000	332,507
NSTAR Electric Co.:
3.20%, 5/15/2027	50,000	49,349
4.85%, 3/1/2030	100,000	102,441
5.20%, 3/1/2035	85,000	86,650
OGE Energy Corp. 5.45%, 5/15/2029	85,000	88,266
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	90,938
5.80%, 6/1/2054	50,000	49,812
5.90%, 2/1/2055	70,000	70,851
6.20%, 12/1/2053	150,000	158,025
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	86,532
4.00%, 6/1/2049	20,000	15,499
5.00%, 6/1/2033	350,000	354,795
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	49,698
5.40%, 1/15/2033	105,000	109,833
5.80%, 4/1/2055	500,000	511,540
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	75,000	70,355
3.70%, 11/15/2028	200,000	197,862
3.80%, 9/30/2047	100,000	78,179
4.15%, 6/1/2032	75,000	73,300
4.65%, 11/1/2029	110,000	111,752
5.35%, 4/1/2035 (d)	700,000	724,283
5.35%, 10/1/2052	100,000	95,966
5.55%, 6/15/2054	245,000	243,907
5.65%, 11/15/2033	355,000	377,532
5.80%, 4/1/2055 (d)	1,000,000	1,029,850
7.50%, 9/1/2038	50,000	61,236
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	311,913
3.25%, 6/1/2031	790,000	726,911
3.30%, 8/1/2040	350,000	265,580
3.50%, 8/1/2050	295,000	201,836
4.20%, 3/1/2029 (a)	70,000	69,385
4.20%, 6/1/2041	55,000	45,172
4.50%, 7/1/2040	250,000	217,480
4.55%, 7/1/2030	250,000	248,412

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 7/1/2050	$250,000	$215,383
5.00%, 6/4/2028	605,000	613,216
5.05%, 10/15/2032 (b)	250,000	249,525
5.25%, 3/1/2052	500,000	445,125
5.90%, 10/1/2054	555,000	542,535
6.10%, 10/15/2055 (b)	250,000	249,650
6.15%, 1/15/2033	250,000	264,820
6.15%, 3/1/2055	1,000,000	1,006,480
6.75%, 1/15/2053	1,000,000	1,077,320
PacifiCorp:
2.70%, 9/15/2030	320,000	295,747
2.90%, 6/15/2052	200,000	121,960
3.30%, 3/15/2051	65,000	42,984
5.10%, 2/15/2029 (a)	1,000,000	1,025,330
5.35%, 12/1/2053	1,100,000	1,015,608
5.45%, 2/15/2034	1,050,000	1,075,336
5.50%, 5/15/2054	350,000	330,428
5.80%, 1/15/2055	750,000	735,525
PECO Energy Co.:
3.05%, 3/15/2051	45,000	29,961
3.90%, 3/1/2048	125,000	100,246
5.25%, 9/15/2054	210,000	203,639
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	256,891	253,449
Series A-2, 4.26%, 6/1/2038	500,000	479,815
Series A-4, 4.45%, 12/1/2049	500,000	446,620
Series A-2, 4.72%, 6/1/2039	300,000	296,700
Series A-4, 5.21%, 12/1/2049	500,000	484,705
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	65,000	66,034
5.15%, 5/15/2030	140,000	144,054
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	117,613
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	47,035
3.95%, 6/1/2047	50,000	40,693
4.85%, 2/15/2034	500,000	506,915
5.00%, 5/15/2033	145,000	149,125
5.25%, 5/15/2053	935,000	912,457
5.55%, 8/15/2055	85,000	85,720
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	441,020
Series 34, 3.20%, 3/1/2050	30,000	20,574
3.80%, 6/15/2047	150,000	115,848
5.15%, 9/15/2035	250,000	253,340
5.35%, 5/15/2034	325,000	335,666
5.75%, 5/15/2054 (a)	600,000	610,746
5.85%, 5/15/2055	250,000	257,500
Public Service Co. of New Hampshire 4.40%, 7/1/2028	165,000	166,589
Security Description	Principal Amount	Value
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	$815,000	$825,318
5.25%, 1/15/2033	200,000	205,566
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	50,000	27,205
Series MTN, 3.00%, 3/1/2051	150,000	100,071
Series MTN, 3.20%, 5/15/2029	50,000	48,471
Series MTN, 3.20%, 8/1/2049	30,000	21,116
Series MTN, 3.60%, 12/1/2047	100,000	76,334
Series MTN, 3.65%, 9/1/2042	50,000	40,328
Series MTN, 3.70%, 5/1/2028	50,000	49,704
4.85%, 8/1/2034	200,000	201,450
4.90%, 8/15/2035	145,000	146,118
Series MTN, 4.90%, 12/15/2032	625,000	639,537
Series Q, 5.05%, 3/1/2035	140,000	142,974
Series MTN, 5.20%, 3/1/2034	250,000	258,697
Series Q, 5.50%, 3/1/2055	590,000	593,162
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	87,725
2.45%, 11/15/2031	100,000	88,786
4.90%, 3/15/2030	390,000	398,646
5.20%, 4/1/2029	55,000	56,748
5.40%, 3/15/2035	85,000	87,744
5.45%, 4/1/2034	55,000	56,932
Puget Energy, Inc.:
4.22%, 3/15/2032	180,000	172,249
5.73%, 3/15/2035	125,000	128,776
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	45,017
4.22%, 6/15/2048	65,000	53,370
5.33%, 6/15/2034	195,000	201,222
5.60%, 9/15/2055	500,000	497,195
5.80%, 3/15/2040	50,000	51,924
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	132,426
Series WWW, 2.95%, 8/15/2051 (a)	350,000	227,769
Series RRR, 3.75%, 6/1/2047	50,000	38,371
5.35%, 4/1/2053	300,000	288,426
5.40%, 4/15/2035	1,130,000	1,168,544
5.55%, 4/15/2054	250,000	246,955

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sempra:
3.25%, 6/15/2027	$300,000	$294,831
3.40%, 2/1/2028	30,000	29,428
3.80%, 2/1/2038	100,000	85,583
4.00%, 2/1/2048	30,000	23,164
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	400,000	390,664
5.50%, 8/1/2033 (a)	200,000	208,472
5 yr. CMT + 2.63%, 6.40%, 10/1/2054 (a) (c)	300,000	306,729
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	500,000	518,230
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	89,658
2.75%, 2/1/2032	125,000	109,950
2.85%, 8/1/2029	115,000	107,741
Series 20A, 2.95%, 2/1/2051	500,000	306,215
Series C, 3.60%, 2/1/2045	50,000	36,424
3.65%, 2/1/2050	250,000	174,955
Series B, 3.65%, 3/1/2028	100,000	98,212
Series 2013-A, 3.90%, 3/15/2043	50,000	39,091
4.00%, 4/1/2047	191,000	144,184
Series A, 4.20%, 3/1/2029	100,000	98,805
4.50%, 9/1/2040	25,000	22,107
4.88%, 2/1/2027	350,000	352,023
5.15%, 6/1/2029	250,000	254,315
5.25%, 3/15/2030	500,000	510,000
5.30%, 3/1/2028	250,000	254,850
5.45%, 6/1/2031	85,000	87,476
5.45%, 3/1/2035	250,000	252,872
5.88%, 12/1/2053 (a)	350,000	338,264
5.90%, 3/1/2055 (a)	125,000	121,338
6.20%, 9/15/2055	1,000,000	1,011,570
Southern Co.:
Series A, 3.70%, 4/30/2030	1,000,000	975,360
4.25%, 7/1/2036	250,000	232,515
4.40%, 7/1/2046	2,000,000	1,703,180
4.85%, 6/15/2028	500,000	509,315
5.50%, 3/15/2029	250,000	260,067
5.70%, 3/15/2034	250,000	264,247
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	1,000,000	1,066,670
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	134,909
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	49,308
3.25%, 11/1/2051	250,000	166,995
Series M, 4.10%, 9/15/2028	25,000	24,947
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	74,914
Security Description	Principal Amount	Value
Tampa Electric Co.:
3.63%, 6/15/2050	$150,000	$110,394
4.30%, 6/15/2048	50,000	41,981
4.45%, 6/15/2049	25,000	21,135
5.15%, 3/1/2035	350,000	354,802
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	23,643
4.85%, 12/1/2048	50,000	44,540
5.50%, 4/15/2053	200,000	194,098
5.90%, 4/15/2055	500,000	510,930
Union Electric Co.:
2.15%, 3/15/2032	250,000	217,715
3.50%, 3/15/2029	250,000	245,085
4.00%, 4/1/2048	50,000	40,069
5.20%, 4/1/2034	50,000	51,515
5.25%, 4/15/2035	500,000	515,100
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	218,197
Series B, 2.95%, 11/15/2026	30,000	29,612
3.30%, 12/1/2049	50,000	34,657
Series B, 3.75%, 5/15/2027	155,000	154,290
4.60%, 12/1/2048	250,000	218,077
Series C, 4.90%, 9/15/2035	100,000	99,474
5.05%, 8/15/2034	105,000	106,489
5.35%, 1/15/2054	350,000	336,385
5.45%, 4/1/2053	500,000	487,865
Series D, 5.60%, 9/15/2055	45,000	44,864
5.65%, 3/15/2055	350,000	351,746
8.88%, 11/15/2038	50,000	67,273
WEC Energy Group, Inc.:
1.80%, 10/15/2030	86,000	76,074
2.20%, 12/15/2028	100,000	94,332
Wisconsin Electric Power Co.:
4.15%, 10/15/2030	155,000	154,476
4.30%, 10/15/2048 (a)	25,000	21,296
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	237,988
4.95%, 4/1/2033	90,000	91,222
Wisconsin Public Service Corp.:
2.85%, 12/1/2051 (a)	500,000	317,050
4.55%, 12/1/2029	400,000	406,584
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	483,090
2.60%, 12/1/2029	100,000	93,471
4.00%, 6/15/2028 (a)	50,000	49,946
5.45%, 8/15/2033	500,000	517,820
5.50%, 3/15/2034	100,000	103,269
5.60%, 4/15/2035	1,000,000	1,037,690
		119,823,857
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	65,000	62,988
1.95%, 10/15/2030	50,000	45,067

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 12/21/2028	$200,000	$188,246
2.20%, 12/21/2031	700,000	620,921
		917,222
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	47,347
Allegion PLC 3.50%, 10/1/2029 (a)	50,000	48,393
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	49,368
5.60%, 5/29/2034	200,000	208,802
Amphenol Corp.:
2.20%, 9/15/2031	60,000	53,231
2.80%, 2/15/2030	100,000	94,637
4.35%, 6/1/2029	50,000	50,462
4.38%, 6/12/2028	415,000	418,752
5.00%, 1/15/2035 (a)	185,000	188,737
5.05%, 4/5/2027	55,000	55,879
5.05%, 4/5/2029	100,000	103,283
5.25%, 4/5/2034	100,000	104,280
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	24,717
5.15%, 8/21/2029	160,000	163,789
5.88%, 4/10/2034 (a)	65,000	68,057
Avnet, Inc. 3.00%, 5/15/2031	100,000	90,582
Flex Ltd.:
4.88%, 6/15/2029	75,000	75,827
5.25%, 1/15/2032	65,000	66,710
6.00%, 1/15/2028	355,000	366,921
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	192,122
1.75%, 9/1/2031 (a)	160,000	138,574
1.95%, 6/1/2030	250,000	226,455
2.50%, 11/1/2026	150,000	147,590
2.70%, 8/15/2029	60,000	57,143
4.25%, 1/15/2029	160,000	160,805
4.50%, 1/15/2034	175,000	173,404
4.88%, 9/1/2029 (a)	150,000	154,291
4.95%, 9/1/2031	250,000	258,582
5.00%, 3/1/2035	150,000	152,340
5.25%, 3/1/2054	1,650,000	1,587,283
5.35%, 3/1/2064	150,000	144,168
Hubbell, Inc. 2.30%, 3/15/2031	60,000	53,964
Jabil, Inc.:
3.60%, 1/15/2030	25,000	24,109
3.95%, 1/12/2028 (a)	25,000	24,831
5.45%, 2/1/2029	155,000	159,986
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	47,545
4.60%, 4/6/2027	30,000	30,150
4.95%, 10/15/2034	85,000	85,483
5.35%, 7/30/2030	125,000	130,013
Security Description	Principal Amount	Value
TD SYNNEX Corp. 6.10%, 4/12/2034	$85,000	$90,208
Trimble, Inc. 4.90%, 6/15/2028	50,000	50,916
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	40,266
4.63%, 2/1/2030	200,000	203,112
5.00%, 5/9/2035 (a)	145,000	146,892
		6,760,006
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	369,527
MasTec, Inc. 5.90%, 6/15/2029	500,000	523,030
		892,557
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	86,629
3.38%, 11/15/2027	60,000	59,317
3.95%, 5/15/2028	150,000	149,953
4.75%, 7/15/2030	90,000	92,183
4.88%, 4/1/2029	720,000	737,950
5.00%, 12/15/2033	350,000	361,389
5.15%, 3/15/2035	145,000	149,772
5.20%, 11/15/2034	100,000	103,574
Veralto Corp. 5.35%, 9/18/2028	500,000	516,020
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	101,123
2.95%, 1/15/2052	115,000	75,278
3.05%, 4/1/2050	20,000	13,534
3.50%, 5/1/2029 (a)	50,000	49,114
5.00%, 3/1/2034	300,000	306,183
5.25%, 9/1/2035	705,000	726,587
Waste Management, Inc.:
1.15%, 3/15/2028	30,000	28,066
1.50%, 3/15/2031	30,000	26,000
2.00%, 6/1/2029	75,000	69,819
2.50%, 11/15/2050	20,000	12,148
2.95%, 6/1/2041	55,000	41,697
4.50%, 3/15/2028	200,000	202,440
4.63%, 2/15/2030 (a)	250,000	254,452
4.63%, 2/15/2033	250,000	252,740
4.65%, 3/15/2030	200,000	203,962
4.80%, 3/15/2032	200,000	204,192
4.88%, 2/15/2029	200,000	205,422
4.95%, 7/3/2031	360,000	372,341
4.95%, 3/15/2035	135,000	137,110
5.35%, 10/15/2054	600,000	591,096
		6,130,091
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	15,000	13,709

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 3/15/2028	$50,000	$49,951
4.75%, 3/23/2035 (a)	210,000	203,534
4.80%, 3/15/2048 (a)	20,000	17,658
5.20%, 3/19/2027	50,000	50,765
5.20%, 3/21/2029	550,000	565,070
5.40%, 3/21/2034	40,000	40,975
Conagra Brands, Inc.:
4.85%, 11/1/2028	1,000,000	1,010,840
5.00%, 8/1/2030 (a)	85,000	85,866
5.30%, 10/1/2026	205,000	207,019
5.30%, 11/1/2038	265,000	254,456
5.40%, 11/1/2048	40,000	36,563
Flowers Foods, Inc.:
2.40%, 3/15/2031	45,000	39,945
5.75%, 3/15/2035	195,000	198,547
General Mills, Inc.:
3.00%, 2/1/2051 (a)	510,000	333,040
3.20%, 2/10/2027	100,000	98,827
4.20%, 4/17/2028	525,000	525,835
4.70%, 1/30/2027	60,000	60,467
4.95%, 3/29/2033	145,000	146,978
5.25%, 1/30/2035 (a)	250,000	254,405
5.50%, 10/17/2028	115,000	119,348
Hershey Co.:
4.25%, 5/4/2028	175,000	176,776
4.50%, 5/4/2033	180,000	180,599
4.55%, 2/24/2028	40,000	40,646
4.75%, 2/24/2030	100,000	102,411
4.95%, 2/24/2032	100,000	103,057
5.10%, 2/24/2035	100,000	102,907
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	536,860
3.05%, 6/3/2051	45,000	30,114
Ingredion, Inc. 2.90%, 6/1/2030	100,000	93,788
J.M. Smucker Co.:
3.38%, 12/15/2027	100,000	98,754
4.25%, 3/15/2035	50,000	47,180
6.20%, 11/15/2033	125,000	135,700
6.50%, 11/15/2043	95,000	103,602
6.50%, 11/15/2053 (a)	1,145,000	1,264,332
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	182,000	189,937
6.50%, 12/1/2052	500,000	527,015
6.75%, 3/15/2034	233,000	257,600
7.25%, 11/15/2053	500,000	572,370
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (d)	250,000	254,427
6.25%, 3/1/2056 (d)	250,000	256,282
6.38%, 4/15/2066 (a) (d)	175,000	180,029
Security Description	Principal Amount	Value
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (d)	$500,000	$522,075
Kellanova:
4.30%, 5/15/2028	100,000	100,710
4.50%, 4/1/2046	100,000	87,829
5.25%, 3/1/2033	70,000	72,548
5.75%, 5/16/2054	140,000	141,534
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	746,970
4.38%, 6/1/2046	500,000	415,980
4.88%, 10/1/2049	750,000	655,912
5.20%, 3/15/2032 (a)	125,000	128,164
5.40%, 3/15/2035 (a)	200,000	204,306
Kroger Co.:
2.65%, 10/15/2026	50,000	49,297
3.70%, 8/1/2027	35,000	34,829
3.95%, 1/15/2050	550,000	427,273
4.45%, 2/1/2047	100,000	85,175
4.65%, 1/15/2048	100,000	86,777
5.00%, 9/15/2034	1,015,000	1,023,191
5.50%, 9/15/2054	710,000	691,547
5.65%, 9/15/2064	90,000	87,917
McCormick & Co., Inc.:
3.40%, 8/15/2027	100,000	98,852
4.70%, 10/15/2034	235,000	230,450
Mondelez International, Inc.:
1.50%, 2/4/2031	40,000	34,697
1.88%, 10/15/2032 (a)	75,000	64,130
2.63%, 3/17/2027	200,000	195,938
2.63%, 9/4/2050	35,000	21,227
2.75%, 4/13/2030	35,000	32,815
3.00%, 3/17/2032 (a)	200,000	183,282
4.25%, 5/6/2028	500,000	502,150
4.50%, 5/6/2030	150,000	151,229
4.75%, 8/28/2034 (a)	100,000	99,762
5.13%, 5/6/2035	200,000	203,768
Pilgrim's Pride Corp. 6.25%, 7/1/2033	645,000	687,557
Sysco Corp.:
2.40%, 2/15/2030	10,000	9,257
2.45%, 12/14/2031	145,000	129,066
3.15%, 12/14/2051	500,000	334,020
3.25%, 7/15/2027	50,000	49,337
3.30%, 2/15/2050	10,000	6,993
4.45%, 3/15/2048	50,000	42,566
4.85%, 10/1/2045	5,000	4,550
5.40%, 3/23/2035	180,000	185,958
6.00%, 1/17/2034	350,000	379,316
6.60%, 4/1/2050	250,000	277,800
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	148,526
4.55%, 6/2/2047	285,000	244,117
5.40%, 3/15/2029	395,000	408,509

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 3/15/2034 (a)	$840,000	$885,184
		20,741,274
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	197,700
Georgia-Pacific LLC 7.75%, 11/15/2029 (a)	25,000	28,365
International Paper Co.:
4.35%, 8/15/2048	27,000	22,104
4.80%, 6/15/2044	500,000	445,740
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	118,170
3.13%, 1/15/2032 (a)	80,000	71,638
3.75%, 1/15/2031	150,000	141,925
5.00%, 1/15/2030	300,000	302,004
6.00%, 1/15/2029	750,000	776,887
Suzano Netherlands BV 5.50%, 1/15/2036	145,000	145,186
		2,249,719
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	86,909
2.63%, 9/15/2029 (a)	200,000	189,134
3.00%, 6/15/2027	150,000	147,966
4.15%, 1/15/2043	25,000	21,478
5.00%, 12/15/2054	140,000	130,528
5.20%, 8/15/2035	85,000	87,035
5.45%, 1/15/2056 (b)	105,000	103,844
6.20%, 11/15/2053	1,000,000	1,097,900
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	256,453
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	49,679
5.50%, 3/15/2030	350,000	361,798
5.95%, 3/15/2035	115,000	120,040
NiSource, Inc.:
1.70%, 2/15/2031	100,000	86,872
2.95%, 9/1/2029	100,000	95,399
3.49%, 5/15/2027	50,000	49,534
4.38%, 5/15/2047	1,150,000	970,749
4.80%, 2/15/2044	30,000	27,291
5.20%, 7/1/2029	245,000	252,710
5.35%, 4/1/2034	200,000	205,874
5.35%, 7/15/2035	250,000	255,373
5.85%, 4/1/2055	750,000	761,895
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	77,585
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	171,587
5.05%, 5/15/2052	750,000	680,910
5.10%, 2/15/2035	550,000	559,735
Security Description	Principal Amount	Value
Southern California Gas Co.:
2.95%, 4/15/2027	$110,000	$108,340
3.75%, 9/15/2042	30,000	24,044
Series VV, 4.30%, 1/15/2049	50,000	41,417
Series MM, 5.13%, 11/15/2040	25,000	24,606
6.00%, 6/15/2055	500,000	523,655
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031 (a)	500,000	437,210
4.40%, 5/30/2047	150,000	125,885
4.95%, 9/15/2034	350,000	351,204
5.75%, 9/15/2033	300,000	317,847
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	24,676
4.05%, 3/15/2032	90,000	86,441
5.45%, 3/23/2028	165,000	169,594
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	155,000	159,636
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	36,702
		9,279,535
HAND & MACHINE TOOLS — 0.0% *
Kennametal, Inc. 4.63%, 6/15/2028	50,000	50,360
Snap-on, Inc. 3.10%, 5/1/2050	70,000	48,339
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	750,000	683,062
2.75%, 11/15/2050 (a)	100,000	59,304
4.25%, 11/15/2028	100,000	100,157
		941,222
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (a)	500,000	445,330
3.75%, 11/30/2026	85,000	84,959
4.75%, 11/30/2036	250,000	252,327
4.75%, 4/15/2043	25,000	23,947
4.90%, 11/30/2046	1,150,000	1,103,678
Agilent Technologies, Inc.:
4.20%, 9/9/2027	200,000	200,302
4.75%, 9/9/2034	200,000	199,164
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	38,696
1.92%, 2/1/2027	600,000	581,820
2.27%, 12/1/2028	500,000	469,285
3.13%, 12/1/2051 (a)	250,000	159,430
3.50%, 8/15/2046 (a)	50,000	35,752
Boston Scientific Corp.:
2.65%, 6/1/2030	1,100,000	1,029,116
4.55%, 3/1/2039	50,000	47,733

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 3/1/2049 (a)	$35,000	$32,017
Danaher Corp. 2.60%, 10/1/2050 (a)	565,000	351,938
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	28,261
3.25%, 11/15/2039	50,000	40,908
3.40%, 11/15/2049	50,000	36,723
GE HealthCare Technologies, Inc.:
4.80%, 1/15/2031	425,000	432,051
5.50%, 6/15/2035	75,000	77,724
5.65%, 11/15/2027	500,000	515,445
6.38%, 11/22/2052	500,000	551,320
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	156,147
Medtronic, Inc.:
4.38%, 3/15/2035	554,000	543,585
4.63%, 3/15/2045	345,000	316,969
Revvity, Inc.:
2.25%, 9/15/2031	105,000	91,189
2.55%, 3/15/2031	85,000	76,047
3.30%, 9/15/2029	65,000	62,192
Smith & Nephew PLC:
2.03%, 10/14/2030	550,000	492,008
5.40%, 3/20/2034	55,000	56,765
Solventum Corp.:
5.45%, 2/25/2027	77,000	78,247
5.60%, 3/23/2034	300,000	312,540
5.90%, 4/30/2054 (a)	900,000	925,191
Stryker Corp.:
1.95%, 6/15/2030	50,000	45,199
2.90%, 6/15/2050	25,000	16,766
3.65%, 3/7/2028	50,000	49,553
4.25%, 9/11/2029	500,000	501,520
4.63%, 9/11/2034 (a)	250,000	248,815
4.63%, 3/15/2046 (a)	375,000	339,274
4.70%, 2/10/2028	120,000	121,747
4.85%, 12/8/2028	115,000	117,771
4.85%, 2/10/2030	145,000	148,653
5.20%, 2/10/2035	95,000	97,935
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	500,000	369,300
4.10%, 8/15/2047	100,000	84,501
4.20%, 3/1/2031 (b)	250,000	249,680
4.89%, 10/7/2037 (b)	125,000	125,001
5.00%, 12/5/2026	700,000	708,043
5.00%, 1/31/2029	500,000	514,335
5.09%, 8/10/2033 (a)	150,000	155,472
5.20%, 1/31/2034	175,000	182,065
5.40%, 8/10/2043	65,000	65,695
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	89,812
5.05%, 2/19/2030	105,000	107,980
5.20%, 9/15/2034	200,000	204,610
Security Description	Principal Amount	Value
5.35%, 12/1/2028	$100,000	$103,585
5.50%, 2/19/2035	500,000	521,325
		15,017,443
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	158,447
Adventist Health System Series 2025, 4.74%, 12/1/2030	60,000	60,018
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	50,000	36,289
3.83%, 8/15/2028	750,000	745,995
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	47,365
Ascension Health:
Series B, 3.11%, 11/15/2039	500,000	395,715
3.95%, 11/15/2046	150,000	122,835
Banner Health 2.34%, 1/1/2030	40,000	37,049
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	25,000	22,180
Series 2021, 2.84%, 11/15/2050 (a)	500,000	321,280
Centene Corp.:
2.45%, 7/15/2028	1,000,000	930,400
2.50%, 3/1/2031	500,000	430,945
3.38%, 2/15/2030	500,000	460,340
4.63%, 12/15/2029	1,000,000	969,890
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,269
Cigna Group:
2.40%, 3/15/2030	120,000	110,776
3.05%, 10/15/2027	50,000	49,017
3.20%, 3/15/2040	585,000	457,236
3.40%, 3/15/2050	415,000	291,459
3.40%, 3/15/2051	290,000	201,788
4.38%, 10/15/2028	810,000	813,993
4.50%, 9/15/2030	110,000	110,354
4.80%, 8/15/2038	60,000	57,278
4.88%, 9/15/2032	180,000	181,814
4.90%, 12/15/2048	1,795,000	1,611,892
5.00%, 5/15/2029	250,000	256,550
5.25%, 2/15/2034	750,000	772,282
5.25%, 1/15/2036	250,000	253,172
5.60%, 2/15/2054	85,000	83,363
6.00%, 1/15/2056	610,000	633,284
6.13%, 11/15/2041	25,000	26,453
CommonSpirit Health:
4.19%, 10/1/2049	250,000	198,115
4.35%, 11/1/2042	25,000	21,591

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.32%, 12/1/2034	$195,000	$198,475
5.55%, 12/1/2054	1,375,000	1,325,307
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	40,410
Elevance Health, Inc.:
2.25%, 5/15/2030	265,000	241,797
2.55%, 3/15/2031	100,000	90,819
3.13%, 5/15/2050	270,000	178,481
3.60%, 3/15/2051	305,000	218,514
3.65%, 12/1/2027	130,000	129,057
4.00%, 9/15/2028	185,000	184,175
4.10%, 3/1/2028	100,000	99,944
4.10%, 5/15/2032	200,000	193,942
4.38%, 12/1/2047	130,000	108,524
4.50%, 10/30/2026	350,000	351,428
4.55%, 3/1/2048	50,000	42,644
4.60%, 9/15/2032	200,000	198,784
4.65%, 1/15/2043	50,000	44,816
4.75%, 2/15/2030	145,000	147,413
4.75%, 2/15/2033	250,000	250,725
5.00%, 1/15/2036	115,000	114,188
5.13%, 2/15/2053	500,000	456,565
5.20%, 2/15/2035	865,000	881,392
5.65%, 6/15/2054	500,000	491,220
5.70%, 2/15/2055 (a)	865,000	856,393
5.70%, 9/15/2055 (a)	200,000	198,232
HCA, Inc.:
2.38%, 7/15/2031	650,000	576,589
3.13%, 3/15/2027	45,000	44,374
3.50%, 7/15/2051	650,000	444,886
3.63%, 3/15/2032	650,000	610,038
4.13%, 6/15/2029	1,035,000	1,025,975
4.50%, 2/15/2027	50,000	50,098
4.63%, 3/15/2052	500,000	412,640
5.00%, 3/1/2028 (a)	60,000	61,069
5.13%, 6/15/2039 (a)	275,000	264,608
5.25%, 3/1/2030	110,000	113,553
5.25%, 6/15/2049	100,000	91,273
5.45%, 9/15/2034	65,000	66,641
5.50%, 3/1/2032	125,000	130,151
5.50%, 6/1/2033	550,000	571,769
5.50%, 6/15/2047	65,000	62,061
5.75%, 3/1/2035	200,000	209,132
5.90%, 6/1/2053	750,000	740,610
6.00%, 4/1/2054	500,000	501,015
6.20%, 3/1/2055 (a)	625,000	645,294
Humana, Inc.:
2.15%, 2/3/2032	350,000	298,294
3.70%, 3/23/2029	105,000	102,600
4.80%, 3/15/2047	100,000	85,289
4.95%, 10/1/2044	50,000	44,515
5.38%, 4/15/2031	110,000	113,178
5.55%, 5/1/2035	180,000	183,371
Security Description	Principal Amount	Value
5.75%, 12/1/2028	$750,000	$781,867
5.95%, 3/15/2034	250,000	262,762
6.00%, 5/1/2055	500,000	494,960
Icon Investments Six DAC 5.85%, 5/8/2029	250,000	260,940
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	16,057
IQVIA, Inc. 6.25%, 2/1/2029	440,000	463,346
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	40,414
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	99,737
Series 2021, 3.00%, 6/1/2051 (a)	135,000	89,535
Series 2019, 3.27%, 11/1/2049	105,000	74,411
4.15%, 5/1/2047	500,000	419,155
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	100,000	91,050
2.95%, 12/1/2029	100,000	94,807
4.70%, 2/1/2045 (a)	25,000	22,410
4.80%, 10/1/2034	850,000	842,698
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	78,203
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	64,809
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	36,594
4.13%, 7/1/2052	25,000	20,433
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	40,665
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	33,759
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	35,065
Series 2019, 3.95%, 8/1/2119	35,000	24,723
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	40,998
Novant Health, Inc. 3.17%, 11/1/2051	85,000	57,688
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055 (a)	100,000	69,547

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Orlando Health Obligated Group:
3.33%, 10/1/2050	$25,000	$17,900
5.48%, 10/1/2035	500,000	522,640
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	80,000	74,858
5.37%, 10/1/2032	115,000	118,452
5.40%, 10/1/2033	250,000	257,222
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	32,971
4.20%, 6/30/2029 (a)	100,000	100,086
4.63%, 12/15/2029	250,000	253,820
4.70%, 3/30/2045	25,000	22,797
6.40%, 11/30/2033	500,000	554,670
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	50,275
Series 20A, 3.36%, 8/15/2050	55,000	39,102
5.16%, 8/15/2033	180,000	184,909
Series 2025, 5.21%, 8/15/2032	100,000	103,685
Series 2025, 5.54%, 8/15/2035	600,000	630,750
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	36,519
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	305,000	276,360
2.30%, 5/15/2031	100,000	89,602
2.75%, 5/15/2040	300,000	223,494
2.90%, 5/15/2050	200,000	128,926
3.05%, 5/15/2041	350,000	266,189
3.13%, 5/15/2060	100,000	61,977
3.25%, 5/15/2051	100,000	68,151
3.38%, 4/15/2027	100,000	99,102
3.50%, 8/15/2039	200,000	166,674
3.75%, 10/15/2047	50,000	38,361
3.88%, 12/15/2028	15,000	14,920
4.25%, 4/15/2047	100,000	83,148
4.40%, 6/15/2028	75,000	75,711
4.60%, 4/15/2027	350,000	352,968
4.63%, 7/15/2035	200,000	197,316
4.65%, 1/15/2031	125,000	126,679
4.75%, 7/15/2045	230,000	209,328
4.75%, 5/15/2052	500,000	440,010
4.80%, 1/15/2030	200,000	204,372
4.90%, 4/15/2031	1,500,000	1,537,980
4.95%, 1/15/2032	150,000	153,588
5.00%, 4/15/2034	350,000	355,453
5.15%, 7/15/2034	150,000	153,822
5.20%, 4/15/2063	750,000	686,662
5.25%, 2/15/2028	645,000	662,305
5.30%, 6/15/2035 (a)	605,000	625,431
Security Description	Principal Amount	Value
5.35%, 2/15/2033	$700,000	$731,619
5.38%, 4/15/2054	750,000	719,137
5.50%, 7/15/2044	200,000	200,336
5.63%, 7/15/2054 (a)	1,150,000	1,143,744
5.75%, 7/15/2064	855,000	852,093
5.88%, 2/15/2053	500,000	514,705
5.95%, 6/15/2055	440,000	458,049
6.88%, 2/15/2038	25,000	28,927
Universal Health Services, Inc.:
4.63%, 10/15/2029	440,000	439,525
5.05%, 10/15/2034	140,000	136,613
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051 (a)	550,000	347,666
		45,798,934
HOME BUILDERS — 0.0% *
DR Horton, Inc.:
4.85%, 10/15/2030 (a)	90,000	91,800
5.00%, 10/15/2034	105,000	106,116
5.50%, 10/15/2035 (a)	90,000	93,263
Lennar Corp.:
4.75%, 11/29/2027	250,000	252,355
5.20%, 7/30/2030	115,000	118,542
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	134,042
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	105,000	106,668
NVR, Inc. 3.00%, 5/15/2030	130,000	122,876
PulteGroup, Inc. 5.00%, 1/15/2027	106,000	106,947
Toll Brothers Finance Corp. 4.88%, 3/15/2027	750,000	755,145
		1,887,754
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 4.40%, 3/15/2029 (a)	100,000	98,557
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	44,168
4.20%, 5/1/2030	195,000	196,599
4.60%, 3/1/2028	145,000	147,511
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	95,000	83,866
2.38%, 12/1/2029	40,000	37,219
3.13%, 12/1/2049 (a)	60,000	39,877
4.38%, 5/15/2028	115,000	115,831
4.65%, 5/15/2033 (a)	125,000	125,330
5.00%, 2/14/2034 (a)	350,000	354,889
5.15%, 5/15/2053 (a)	750,000	726,157
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	750,000	742,545
3.38%, 3/24/2029	750,000	730,710

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 3/24/2032	$250,000	$236,865
Kenvue, Inc. 4.85%, 5/22/2032	250,000	253,523
Procter & Gamble Co.:
1.20%, 10/29/2030	300,000	262,626
1.90%, 2/1/2027	500,000	487,840
2.45%, 11/3/2026	150,000	147,803
3.00%, 3/25/2030	100,000	96,007
3.95%, 1/26/2028	500,000	502,900
4.05%, 1/26/2033 (a)	200,000	199,834
4.15%, 10/24/2029	185,000	187,011
4.55%, 10/24/2034	250,000	253,070
4.60%, 5/1/2035 (a)	350,000	355,236
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	88,228
1.75%, 8/12/2031	140,000	122,765
2.90%, 5/5/2027	150,000	147,897
4.25%, 8/12/2027	250,000	251,895
4.63%, 8/12/2034	500,000	502,515
		7,440,717
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	264,077
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	35,413
5.60%, 11/15/2032	95,000	100,728
Clorox Co.:
3.10%, 10/1/2027	50,000	49,100
3.90%, 5/15/2028	50,000	49,834
4.40%, 5/1/2029	200,000	201,846
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	14,238
2.00%, 11/2/2031	750,000	668,595
3.10%, 3/26/2030	40,000	38,388
3.20%, 4/25/2029 (a)	100,000	97,494
3.90%, 5/4/2047	50,000	40,396
3.95%, 11/1/2028	55,000	55,032
4.50%, 2/16/2033	100,000	101,389
		1,716,530
INSURANCE — 0.7%
Aflac, Inc.:
3.60%, 4/1/2030	1,000,000	979,780
4.75%, 1/15/2049	75,000	67,383
Alleghany Corp. 4.90%, 9/15/2044	50,000	46,868
Allstate Corp.:
1.45%, 12/15/2030 (a)	250,000	215,832
3.85%, 8/10/2049	125,000	97,856
4.20%, 12/15/2046	50,000	41,834
5.05%, 6/24/2029	350,000	359,880
5.25%, 3/30/2033	195,000	202,240
American Financial Group, Inc.:
4.50%, 6/15/2047	100,000	84,130
5.00%, 9/23/2035	65,000	63,642
Security Description	Principal Amount	Value
American International Group, Inc.:
4.38%, 6/30/2050	$315,000	$267,416
4.85%, 5/7/2030 (a)	95,000	97,228
5.13%, 3/27/2033 (a)	500,000	513,960
American National Group, Inc.:
5.75%, 10/1/2029	100,000	103,429
6.00%, 7/15/2035	250,000	255,397
Aon Corp. 3.75%, 5/2/2029	100,000	98,541
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	580,616
Aon North America, Inc.:
5.13%, 3/1/2027	1,095,000	1,110,637
5.15%, 3/1/2029	250,000	257,297
5.45%, 3/1/2034	250,000	260,435
5.75%, 3/1/2054	250,000	251,912
Arch Capital Group Ltd. 3.64%, 6/30/2050	605,000	451,663
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	55,000	55,556
4.85%, 12/15/2029	85,000	86,734
5.00%, 2/15/2032	85,000	86,663
5.15%, 2/15/2035	140,000	141,652
5.45%, 7/15/2034	200,000	206,996
5.55%, 2/15/2055	880,000	860,922
5.75%, 3/2/2053	350,000	348,782
Assurant, Inc.:
2.65%, 1/15/2032	600,000	526,842
4.90%, 3/27/2028	50,000	50,593
5.55%, 2/15/2036	35,000	35,451
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	28,566
6.13%, 9/15/2028	40,000	42,070
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	329,060
3.50%, 1/15/2031	150,000	142,289
4.13%, 1/12/2028	100,000	99,795
6.25%, 4/1/2054	515,000	524,790
6.63%, 5/19/2055	150,000	160,669
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	24,613
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	80,000	70,773
1.85%, 3/12/2030	10,000	9,137
2.30%, 3/15/2027	200,000	195,868
2.50%, 1/15/2051	110,000	67,298
2.85%, 10/15/2050	340,000	223,139
2.88%, 3/15/2032	200,000	187,096
3.85%, 3/15/2052	550,000	431,937
4.20%, 8/15/2048	850,000	727,141
4.25%, 1/15/2049	150,000	128,880

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	$180,000	$170,845
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	148,026
4.70%, 6/22/2047	150,000	119,291
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	133,482
4.20%, 3/17/2032	65,000	62,802
4.50%, 3/15/2029	50,000	50,152
4.70%, 6/23/2028	500,000	505,065
4.90%, 6/23/2030	750,000	760,320
5.55%, 6/23/2035 (a)	450,000	462,726
5.65%, 6/11/2034	75,000	77,796
6.25%, 6/23/2055	450,000	473,521
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	131,502
3.05%, 12/15/2061	500,000	314,295
4.15%, 3/13/2043	25,000	21,873
4.35%, 11/3/2045	125,000	110,438
4.65%, 8/15/2029	100,000	102,018
4.90%, 8/15/2035	960,000	965,568
5.00%, 3/15/2034	695,000	712,583
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	89,402
3.45%, 8/15/2027	100,000	98,826
5.13%, 2/15/2034	55,000	55,507
5.20%, 8/15/2035	350,000	350,749
Corebridge Financial, Inc.:
3.65%, 4/5/2027	500,000	495,815
4.40%, 4/5/2052 (a)	500,000	413,295
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	1,000,000	1,026,280
Enstar Group Ltd. 4.95%, 6/1/2029 (a)	50,000	50,479
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	150,559
5.00%, 4/20/2048	100,000	91,788
5.59%, 1/11/2033 (a)	100,000	105,299
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (c)	500,000	522,745
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	353,025
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	155,000	158,177
6.50%, 6/4/2029	50,000	52,161
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	66,102
4.85%, 4/17/2028	100,000	101,284
6.00%, 12/7/2033	200,000	212,714
6.10%, 3/15/2055	350,000	359,891
6.35%, 3/22/2054	80,000	84,597
6.50%, 5/20/2055 (d)	200,000	215,120
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	88,608
3.20%, 9/17/2051	250,000	160,377
Security Description	Principal Amount	Value
4.50%, 8/15/2028	$50,000	$50,226
First American Financial Corp. 5.45%, 9/30/2034	200,000	200,548
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	89,847
4.55%, 9/15/2028	25,000	25,215
5.85%, 9/15/2034	350,000	367,363
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	15,000	13,543
5.50%, 9/1/2035	105,000	106,192
Hartford Insurance Group, Inc.:
2.80%, 8/19/2029	70,000	66,303
2.90%, 9/15/2051	325,000	211,055
4.40%, 3/15/2048	100,000	86,834
Horace Mann Educators Corp. 4.70%, 10/1/2030	125,000	123,781
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	316,792
Kemper Corp. 2.40%, 9/30/2030	100,000	88,448
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	83,000	78,833
3.40%, 3/1/2032	250,000	231,287
3.80%, 3/1/2028	35,000	34,614
6.30%, 10/9/2037	50,000	53,668
Loews Corp. 3.20%, 5/15/2030	15,000	14,346
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	68,244
3.70%, 3/16/2032	200,000	191,568
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	50,000	49,652
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	92,672
3.50%, 11/1/2027	50,000	49,338
4.15%, 9/17/2050	50,000	39,386
5.00%, 5/20/2049	30,000	26,940
6.00%, 5/16/2054	300,000	307,479
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	250,000	252,257
4.55%, 11/8/2027	40,000	40,450
4.85%, 11/15/2031	1,000,000	1,022,890
5.00%, 3/15/2035	400,000	404,712
5.15%, 3/15/2034	145,000	149,984
5.35%, 11/15/2044 (a)	250,000	247,735
5.40%, 9/15/2033	250,000	262,212
5.40%, 3/15/2055	140,000	137,388
5.70%, 9/15/2053 (a)	400,000	409,808
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,787
MetLife, Inc.:
4.05%, 3/1/2045	150,000	126,176
4.88%, 11/13/2043	200,000	188,314
5.25%, 1/15/2054	500,000	486,430
5.30%, 12/15/2034 (a)	1,250,000	1,300,887

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 7/15/2033	$400,000	$421,276
6.40%, 12/15/2066	100,000	105,423
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	61,591
5.75%, 3/28/2034	100,000	104,237
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	135,858
3.70%, 5/15/2029	50,000	49,025
5.38%, 3/15/2033	140,000	145,492
Progressive Corp.:
2.50%, 3/15/2027	40,000	39,192
3.00%, 3/15/2032	50,000	46,153
4.00%, 3/1/2029	50,000	50,003
4.13%, 4/15/2047	500,000	420,995
4.20%, 3/15/2048	100,000	85,029
4.95%, 6/15/2033	400,000	411,428
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	75,701
3.94%, 12/7/2049	100,000	78,938
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	168,001
Series MTN, 4.60%, 5/15/2044	75,000	67,726
5.20%, 3/14/2035	110,000	113,071
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (c)	1,000,000	1,018,250
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	350,000	364,486
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (a) (c)	500,000	534,960
Series MTN, 6.63%, 6/21/2040	25,000	28,624
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	510,000	548,602
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	143,162
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	33,077
3.90%, 5/15/2029 (a)	50,000	49,380
5.75%, 9/15/2034	300,000	313,362
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (a) (c)	500,000	524,770
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,637
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	250,000	262,502
5.80%, 4/1/2035	500,000	524,235
Selective Insurance Group, Inc. 5.90%, 4/15/2035	65,000	67,657
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,150
Security Description	Principal Amount	Value
3.05%, 6/8/2051	$250,000	$169,125
3.75%, 5/15/2046	10,000	7,989
4.00%, 5/30/2047	80,000	65,937
4.05%, 3/7/2048	100,000	82,618
4.10%, 3/4/2049	100,000	82,494
5.05%, 7/24/2035	45,000	45,800
5.45%, 5/25/2053	515,000	516,035
5.70%, 7/24/2055	285,000	295,328
Series MTN, 6.25%, 6/15/2037	25,000	27,835
Unum Group:
4.00%, 6/15/2029	70,000	69,098
4.13%, 6/15/2051	100,000	76,336
4.50%, 12/15/2049	15,000	12,279
6.00%, 6/15/2054	315,000	318,616
W.R. Berkley Corp.:
3.55%, 3/30/2052	100,000	71,284
4.00%, 5/12/2050	45,000	35,226
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	53,105
4.50%, 9/15/2028 (a)	50,000	50,467
4.65%, 6/15/2027	100,000	100,751
5.35%, 5/15/2033	250,000	258,450
5.90%, 3/5/2054	150,000	152,593
		40,408,954
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	400,000	359,972
2.70%, 2/9/2041 (a)	500,000	372,440
3.15%, 2/9/2051	100,000	69,901
3.40%, 12/6/2027 (a)	1,200,000	1,185,108
4.20%, 12/6/2047 (a)	260,000	222,035
4.88%, 5/26/2030 (d)	200,000	206,052
5.25%, 5/26/2035 (d)	200,000	209,374
Alphabet, Inc.:
1.10%, 8/15/2030	665,000	582,340
2.05%, 8/15/2050 (a)	250,000	142,010
2.25%, 8/15/2060 (a)	1,000,000	539,770
4.00%, 5/15/2030	85,000	85,362
4.50%, 5/15/2035 (a)	250,000	250,355
5.25%, 5/15/2055	120,000	120,329
5.30%, 5/15/2065	210,000	208,700
Amazon.com, Inc.:
1.50%, 6/3/2030 (a)	235,000	210,327
1.65%, 5/12/2028	1,150,000	1,089,556
2.10%, 5/12/2031	150,000	134,942
2.50%, 6/3/2050	390,000	240,536
2.70%, 6/3/2060	280,000	165,413
2.88%, 5/12/2041	1,650,000	1,266,573
3.10%, 5/12/2051	150,000	104,142
3.15%, 8/22/2027	100,000	98,925
3.25%, 5/12/2061	150,000	100,500
3.30%, 4/13/2027	250,000	248,188
3.45%, 4/13/2029 (a)	200,000	197,110
3.60%, 4/13/2032	250,000	241,765

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 8/22/2037	$125,000	$115,130
3.95%, 4/13/2052	1,000,000	811,830
4.05%, 8/22/2047	625,000	528,606
4.25%, 8/22/2057	150,000	125,921
4.55%, 12/1/2027	250,000	253,815
4.65%, 12/1/2029	500,000	513,010
4.70%, 12/1/2032	1,500,000	1,541,190
4.95%, 12/5/2044	125,000	123,661
AppLovin Corp. 5.38%, 12/1/2031	750,000	775,942
Baidu, Inc.:
1.63%, 2/23/2027 (a)	200,000	193,458
2.38%, 8/23/2031 (a)	200,000	180,700
eBay, Inc.:
2.60%, 5/10/2031	100,000	91,012
2.70%, 3/11/2030	600,000	561,378
3.65%, 5/10/2051	550,000	411,350
Expedia Group, Inc.:
3.25%, 2/15/2030	35,000	33,431
3.80%, 2/15/2028 (a)	50,000	49,559
4.63%, 8/1/2027	590,000	594,401
5.40%, 2/15/2035 (a)	155,000	159,137
Meta Platforms, Inc.:
3.85%, 8/15/2032 (a)	500,000	486,475
4.30%, 8/15/2029	145,000	146,894
4.45%, 8/15/2052	750,000	643,485
4.55%, 8/15/2031	1,075,000	1,096,253
4.60%, 5/15/2028	250,000	255,053
4.75%, 8/15/2034	1,135,000	1,149,119
4.95%, 5/15/2033	250,000	258,632
5.40%, 8/15/2054	105,000	103,794
5.55%, 8/15/2064	645,000	640,246
5.60%, 5/15/2053	500,000	506,425
5.75%, 5/15/2063	500,000	513,120
Netflix, Inc.:
4.90%, 8/15/2034 (a)	60,000	61,862
5.40%, 8/15/2054	30,000	30,247
5.88%, 11/15/2028	1,250,000	1,317,912
Uber Technologies, Inc.:
4.15%, 1/15/2031	90,000	89,184
4.80%, 9/15/2034	500,000	500,650
4.80%, 9/15/2035	580,000	574,397
5.35%, 9/15/2054	300,000	290,868
VeriSign, Inc.:
2.70%, 6/15/2031	80,000	72,183
5.25%, 6/1/2032	250,000	256,783
		24,708,838
INVESTMENT COMPANY SECURITIES — 0.2%
Apollo Debt Solutions BDC:
6.55%, 3/15/2032 (d)	100,000	104,899
6.70%, 7/29/2031 (a)	315,000	333,787
ARES Capital Corp.:
2.88%, 6/15/2028 (a)	500,000	477,295
5.10%, 1/15/2031 (a)	350,000	347,361
5.50%, 9/1/2030	100,000	101,200
Security Description	Principal Amount	Value
5.80%, 3/8/2032 (a)	$350,000	$356,548
5.95%, 7/15/2029	65,000	67,158
ARES Strategic Income Fund:
5.15%, 1/15/2031 (d)	250,000	247,022
5.70%, 3/15/2028	600,000	608,772
6.35%, 8/15/2029 (a)	250,000	258,920
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	100,000	97,843
5.95%, 3/15/2030	100,000	100,584
Barings BDC, Inc.:
5.20%, 9/15/2028	135,000	133,986
7.00%, 2/15/2029	65,000	67,572
Barings Private Credit Corp. 6.15%, 6/11/2030 (a) (d)	250,000	249,437
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	195,378
4.95%, 9/26/2027	45,000	45,261
5.05%, 9/10/2030	210,000	207,438
5.60%, 11/22/2029	250,000	254,550
6.25%, 1/25/2031	350,000	365,736
7.30%, 11/27/2028	250,000	266,997
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	94,752
5.30%, 6/30/2030 (a)	145,000	145,966
5.35%, 4/13/2028	395,000	400,534
Blue Owl Capital Corp.:
5.95%, 3/15/2029	165,000	168,102
6.20%, 7/15/2030	175,000	179,981
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	202,756
6.60%, 9/15/2029	250,000	260,695
6.65%, 3/15/2031	145,000	152,365
7.95%, 6/13/2028	200,000	214,356
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027 (a)	500,000	485,465
Carlyle Secured Lending, Inc. 5.75%, 2/15/2031 (b)	205,000	203,805
Franklin BSP Capital Corp. 6.00%, 10/2/2030 (b) (d)	250,000	247,515
FS KKR Capital Corp.:
6.13%, 1/15/2030 (a)	250,000	248,800
6.13%, 1/15/2031	350,000	346,748
6.88%, 8/15/2029 (a)	200,000	204,776
Goldman Sachs BDC, Inc. 5.65%, 9/9/2030	160,000	160,978
Goldman Sachs Private Credit Corp. 6.25%, 5/6/2030 (d)	300,000	306,720
Golub Capital BDC, Inc. 6.00%, 7/15/2029	200,000	204,390

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (a) (d)	$300,000	$301,500
5.80%, 9/12/2029	500,000	506,745
5.88%, 5/1/2030 (a)	70,000	71,229
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031 (a)	250,000	256,822
6.38%, 7/1/2034	125,000	127,230
6.75%, 7/15/2035	175,000	180,472
HPS Corporate Lending Fund:
5.45%, 11/15/2030 (d)	250,000	249,807
5.85%, 6/5/2030 (d)	250,000	254,395
5.95%, 4/14/2032	175,000	177,982
6.25%, 9/30/2029 (a)	150,000	154,886
Main Street Capital Corp. 5.40%, 8/15/2028	145,000	145,599
Morgan Stanley Direct Lending Fund 6.00%, 5/19/2030 (a)	145,000	148,592
North Haven Private Income Fund LLC 5.13%, 9/25/2028 (d)	100,000	99,522
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	96,994
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a) (d)	105,000	107,259
6.50%, 7/23/2029 (a)	40,000	41,517
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	100,000	101,555
6.13%, 7/15/2030 (a) (d)	125,000	129,334
6.50%, 3/11/2029	350,000	363,839
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	200,000	202,868
6.95%, 8/14/2028	70,000	73,879
		12,908,474
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.00%, 6/17/2034 (a)	95,000	101,503
6.35%, 6/17/2054 (a)	350,000	365,732
6.55%, 11/29/2027	200,000	208,814
6.80%, 11/29/2032 (a)	175,000	194,929
Nucor Corp.:
2.70%, 6/1/2030	15,000	14,020
2.98%, 12/15/2055	50,000	31,644
3.13%, 4/1/2032 (a)	90,000	83,142
4.30%, 5/23/2027	500,000	502,175
5.10%, 6/1/2035	350,000	355,824
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,515
3.25%, 10/15/2050	20,000	13,780
3.45%, 4/15/2030	40,000	38,520
5.25%, 5/15/2035	90,000	91,965
Security Description	Principal Amount	Value
5.38%, 8/15/2034	$105,000	$108,421
5.75%, 5/15/2055	590,000	599,605
Vale Overseas Ltd.:
6.13%, 6/12/2033 (a)	375,000	400,050
6.40%, 6/28/2054	420,000	431,857
6.88%, 11/10/2039 (a)	300,000	336,867
		3,888,363
IT SERVICES — 0.3%
Accenture Capital, Inc. 4.05%, 10/4/2029	750,000	749,490
Apple, Inc.:
4.00%, 5/10/2028 (a)	925,000	930,161
4.00%, 5/12/2028	250,000	251,598
4.20%, 5/12/2030	1,250,000	1,263,550
4.30%, 5/10/2033 (a)	700,000	708,897
4.50%, 5/12/2032	250,000	255,160
4.75%, 5/12/2035	250,000	255,970
4.85%, 5/10/2053 (a)	2,000,000	1,944,140
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	350,000	367,731
5.95%, 4/15/2035 (a)	350,000	365,036
CGI, Inc. 4.95%, 3/14/2030 (d)	250,000	254,515
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	191,840
3.45%, 12/15/2051	250,000	175,665
4.15%, 2/15/2029 (b)	145,000	144,685
4.50%, 2/15/2031 (b)	160,000	159,675
4.75%, 10/6/2032 (b)	145,000	144,384
4.85%, 2/1/2035	250,000	246,088
5.00%, 4/1/2030	1,180,000	1,208,509
5.10%, 2/15/2036 (b)	250,000	248,558
5.50%, 4/1/2035 (a)	250,000	258,285
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	104,192
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	90,000	89,861
4.15%, 9/15/2028	80,000	79,902
4.40%, 9/25/2027 (a)	590,000	592,490
4.40%, 10/15/2030	250,000	248,415
4.55%, 10/15/2029	200,000	200,926
4.85%, 10/15/2031	200,000	201,990
5.00%, 10/15/2034	145,000	143,812
5.25%, 7/1/2028	250,000	256,922
5.60%, 10/15/2054	600,000	574,020
HP, Inc. 6.10%, 4/25/2035	180,000	191,021
IBM International Capital Pte. Ltd.:
4.90%, 2/5/2034	500,000	505,805
5.30%, 2/5/2054	605,000	579,076

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
4.65%, 2/10/2028	$500,000	$507,020
4.80%, 2/10/2030	250,000	255,847
5.20%, 2/10/2035	250,000	256,717
5.70%, 2/10/2055 (a)	250,000	253,308
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	490,000	523,795
Leidos, Inc. 5.50%, 3/15/2035	235,000	243,333
NetApp, Inc.:
5.50%, 3/17/2032 (a)	140,000	145,548
5.70%, 3/17/2035 (a)	200,000	208,912
		16,286,849
LEISURE TIME — 0.0% *
Brunswick Corp. 4.40%, 9/15/2032 (a)	250,000	238,120
Polaris, Inc. 6.95%, 3/15/2029 (a)	350,000	371,669
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036 (b)	190,000	191,212
		801,001
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	50,000	47,745
5.85%, 8/1/2034	125,000	127,855
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	50,057
5.05%, 3/30/2028	300,000	304,836
5.25%, 6/30/2029 (a)	110,000	112,864
5.38%, 12/15/2031	200,000	204,582
5.75%, 1/30/2027	190,000	193,578
5.75%, 3/30/2032 (a)	125,000	130,270
Las Vegas Sands Corp.:
5.63%, 6/15/2028	590,000	603,216
6.00%, 8/15/2029	125,000	130,199
6.00%, 6/14/2030	125,000	130,175
6.20%, 8/15/2034	125,000	130,961
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	463,135
4.80%, 3/15/2030	200,000	203,462
5.00%, 10/15/2027	55,000	55,962
5.10%, 4/15/2032 (a)	660,000	677,259
5.25%, 10/15/2035	250,000	252,320
5.35%, 3/15/2035 (a)	400,000	408,912
5.50%, 4/15/2037	250,000	255,383
5.55%, 10/15/2028	155,000	161,059
Sands China Ltd. 5.40%, 8/8/2028	750,000	766,312
		5,410,142
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series K, 4.10%, 8/15/2028	$570,000	$572,280
4.40%, 3/3/2028	500,000	505,300
4.50%, 1/7/2027	100,000	100,789
4.60%, 11/15/2027	750,000	761,250
4.80%, 1/8/2030	100,000	103,137
5.00%, 5/14/2027	750,000	763,515
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	100,000	94,867
2.60%, 4/9/2030 (a)	95,000	89,225
3.25%, 4/9/2050 (a)	125,000	90,142
3.80%, 8/15/2042	125,000	105,605
4.75%, 5/15/2064	25,000	22,393
5.20%, 5/15/2035	250,000	258,722
5.50%, 5/15/2055	500,000	510,740
Eaton Capital ULC 4.45%, 5/9/2030	750,000	757,890
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,502
		4,745,357
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034 (a)	500,000	519,735
CNH Industrial Capital LLC:
4.50%, 10/16/2030	350,000	349,261
4.55%, 4/10/2028	125,000	125,965
5.10%, 4/20/2029	125,000	128,051
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	15,000	14,930
Deere & Co.:
2.88%, 9/7/2049	35,000	23,840
3.90%, 6/9/2042 (a)	225,000	194,576
5.45%, 1/16/2035	250,000	263,140
5.70%, 1/19/2055	500,000	526,345
Flowserve Corp.:
2.80%, 1/15/2032	75,000	66,431
3.50%, 10/1/2030 (a)	35,000	33,359
IDEX Corp.:
2.63%, 6/15/2031	100,000	90,540
3.00%, 5/1/2030	25,000	23,530
4.95%, 9/1/2029	35,000	35,775
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	750,000	775,567
5.45%, 6/15/2034	105,000	109,421
5.70%, 6/15/2054 (a)	285,000	290,053
John Deere Capital Corp.:
Series MTN, 1.30%, 10/13/2026	300,000	292,104
1.45%, 1/15/2031	70,000	61,361
Series MTN, 1.50%, 3/6/2028	100,000	94,416

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.80%, 7/18/2029	$50,000	$47,824
Series MTN, 3.35%, 4/18/2029 (a)	100,000	97,857
Series MTN, 4.38%, 10/15/2030	175,000	176,293
4.40%, 9/8/2031	1,000,000	1,007,210
4.50%, 1/8/2027	100,000	100,800
4.65%, 1/7/2028	85,000	86,398
Series MTN, 4.70%, 6/10/2030	750,000	769,087
Series MTN, 4.85%, 3/5/2027	250,000	253,305
Series MTN, 4.85%, 6/11/2029	200,000	205,438
Series MTN, 4.90%, 3/7/2031	350,000	360,696
Series MTN, 4.95%, 7/14/2028	55,000	56,471
Series MTN, 5.05%, 6/12/2034	200,000	206,028
Series MTN, 5.10%, 4/11/2034	250,000	258,860
Series I, 5.15%, 9/8/2033 (a)	100,000	104,621
Nordson Corp. 4.50%, 12/15/2029	250,000	251,580
nVent Finance SARL:
2.75%, 11/15/2031	50,000	44,653
4.55%, 4/15/2028	50,000	50,200
Otis Worldwide Corp.:
2.57%, 2/15/2030	750,000	698,437
3.11%, 2/15/2040	250,000	194,935
5.13%, 11/19/2031	100,000	103,692
5.13%, 9/4/2035	610,000	617,308
Regal Rexnord Corp. 6.05%, 4/15/2028	500,000	517,155
Rockwell Automation, Inc.:
3.50%, 3/1/2029 (a)	85,000	83,374
4.20%, 3/1/2049	250,000	210,402
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	300,000	304,251
5.50%, 5/29/2035	250,000	258,595
Xylem, Inc. 1.95%, 1/30/2028	45,000	42,925
		11,126,795
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	299,145
2.80%, 4/1/2031	290,000	261,499
3.50%, 6/1/2041	500,000	365,225
3.50%, 3/1/2042	500,000	360,150
Security Description	Principal Amount	Value
3.70%, 4/1/2051	$730,000	$481,457
3.85%, 4/1/2061	100,000	62,252
3.90%, 6/1/2052	850,000	575,076
4.20%, 3/15/2028	250,000	248,787
4.40%, 4/1/2033	315,000	298,497
4.40%, 12/1/2061	100,000	69,322
4.80%, 3/1/2050	655,000	517,882
5.05%, 3/30/2029	100,000	101,295
5.25%, 4/1/2053	750,000	626,460
5.38%, 5/1/2047	150,000	129,542
5.85%, 12/1/2035	1,000,000	1,009,800
6.10%, 6/1/2029	1,615,000	1,694,765
6.48%, 10/23/2045	685,000	676,636
6.55%, 6/1/2034 (a)	180,000	191,806
Comcast Corp.:
1.50%, 2/15/2031 (a)	150,000	129,693
1.95%, 1/15/2031	70,000	62,159
2.45%, 8/15/2052 (a)	115,000	63,360
2.65%, 8/15/2062 (a)	75,000	39,385
2.80%, 1/15/2051	805,000	490,398
2.89%, 11/1/2051	350,000	215,429
2.94%, 11/1/2056	1,000,000	592,950
2.99%, 11/1/2063	550,000	314,088
3.15%, 2/15/2028 (a)	200,000	196,360
3.20%, 7/15/2036	250,000	212,660
3.30%, 2/1/2027	150,000	148,739
3.30%, 4/1/2027	100,000	99,009
3.40%, 4/1/2030	550,000	531,993
3.40%, 7/15/2046	100,000	72,251
3.75%, 4/1/2040	250,000	209,920
3.90%, 3/1/2038	150,000	131,888
4.00%, 11/1/2049	69,000	53,184
4.15%, 10/15/2028	1,250,000	1,255,275
4.20%, 8/15/2034	100,000	95,547
4.25%, 10/15/2030	50,000	50,077
4.25%, 1/15/2033	50,000	48,980
4.55%, 1/15/2029	500,000	507,285
4.60%, 10/15/2038	305,000	287,279
4.65%, 2/15/2033 (a)	500,000	502,320
4.65%, 7/15/2042	75,000	68,102
4.70%, 10/15/2048	500,000	434,825
4.95%, 5/15/2032 (a)	100,000	102,536
4.95%, 10/15/2058	105,000	91,744
5.30%, 6/1/2034 (a)	1,200,000	1,245,024
5.30%, 5/15/2035 (a)	150,000	154,112
5.35%, 5/15/2053	1,500,000	1,407,630
5.50%, 11/15/2032	605,000	640,979
5.50%, 5/15/2064 (a)	750,000	705,990
5.65%, 6/1/2054	1,110,000	1,086,501
6.05%, 5/15/2055 (a)	450,000	464,679
Fox Corp.:
4.71%, 1/25/2029	40,000	40,518
5.48%, 1/25/2039	275,000	276,094
5.58%, 1/25/2049 (a)	525,000	511,124
6.50%, 10/13/2033	240,000	264,245

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Grupo Televisa SAB 6.13%, 1/31/2046 (a)	$58,000	$46,713
Paramount Global:
2.90%, 1/15/2027	66,000	64,659
3.70%, 6/1/2028	50,000	48,909
4.20%, 6/1/2029	200,000	196,634
4.38%, 3/15/2043	25,000	19,288
4.95%, 1/15/2031	750,000	741,255
4.95%, 5/19/2050	1,000,000	793,640
5.85%, 9/1/2043	200,000	182,778
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	80,261
5.50%, 9/1/2041	425,000	389,177
5.88%, 11/15/2040	50,000	47,811
6.75%, 6/15/2039	50,000	52,150
TWDC Enterprises 18 Corp. Series MTN, 3.00%, 7/30/2046	75,000	52,271
Walt Disney Co.:
2.00%, 9/1/2029	185,000	171,597
2.20%, 1/13/2028	570,000	549,805
2.65%, 1/13/2031	440,000	409,231
3.38%, 11/15/2026	100,000	99,405
3.50%, 5/13/2040	1,650,000	1,383,129
3.60%, 1/13/2051	1,575,000	1,191,550
3.80%, 5/13/2060	90,000	67,357
4.70%, 3/23/2050 (a)	700,000	638,463
5.40%, 10/1/2043	75,000	76,091
6.65%, 11/15/2037 (a)	250,000	288,797
		29,364,899
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	55,000	52,682
4.50%, 12/15/2028 (a)	20,000	20,093
		72,775
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	194,008
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	258,575
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	109,955
4.75%, 2/28/2028	350,000	355,582
5.00%, 2/21/2030	200,000	206,278
5.00%, 2/15/2036 (a)	250,000	253,660
5.00%, 9/30/2043	50,000	48,209
5.10%, 9/8/2028	250,000	257,167
5.13%, 2/21/2032	200,000	207,232
5.25%, 9/8/2033	250,000	260,397
5.30%, 2/21/2035 (a)	700,000	728,987
5.50%, 9/8/2053	95,000	96,604
5.75%, 9/5/2055	130,000	135,173
Security Description	Principal Amount	Value
Freeport-McMoRan, Inc.:
4.63%, 8/1/2030	$1,000,000	$990,860
5.45%, 3/15/2043 (a)	350,000	336,532
Newmont Corp. 2.60%, 7/15/2032 (a)	500,000	451,985
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	965,000	1,006,717
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	156,808
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,693
4.38%, 3/12/2027	55,000	55,387
4.50%, 3/14/2028	55,000	55,598
4.75%, 3/22/2042	150,000	140,378
4.88%, 3/14/2030	115,000	117,822
5.00%, 3/14/2032	1,000,000	1,027,130
5.00%, 3/9/2033	250,000	256,752
5.13%, 3/9/2053	400,000	378,636
5.25%, 3/14/2035	85,000	87,614
5.75%, 3/14/2055	460,000	473,487
5.88%, 3/14/2065	105,000	109,418
Southern Copper Corp. 5.88%, 4/23/2045	607,000	627,796
		9,406,440
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	100,000	93,662
2.88%, 10/15/2027	225,000	220,424
3.05%, 4/15/2030	500,000	476,405
3.25%, 8/26/2049 (a)	310,000	217,000
Series MTN, 3.38%, 3/1/2029 (a)	50,000	48,838
Series MTN, 3.63%, 10/15/2047	25,000	18,920
Series MTN, 4.00%, 9/14/2048	30,000	24,264
4.80%, 3/15/2030	750,000	767,130
5.15%, 3/15/2035 (a)	500,000	512,400
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,693
4.15%, 3/15/2033 (a)	500,000	492,165
4.15%, 11/2/2042	25,000	22,089
4.35%, 5/18/2028 (a)	205,000	207,335
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	277,179
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	32,548
4.25%, 9/15/2027	750,000	753,697
4.50%, 9/15/2029	500,000	506,645
Teledyne Technologies, Inc. 2.75%, 4/1/2031 (a)	250,000	229,402
Textron, Inc.:
2.45%, 3/15/2031	30,000	27,012
3.90%, 9/17/2029	50,000	49,252

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 5/15/2035 (a)	$200,000	$206,680
6.10%, 11/15/2033	200,000	216,346
		5,498,086
MULTI-NATIONAL — 0.0% *
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	205,000	207,757
4.25%, 3/13/2034	150,000	151,629
Corp. Andina de Fomento 2.25%, 2/8/2027 (a)	150,000	146,393
International Finance Corp. Series GMTN, 4.38%, 1/15/2027	50,000	50,356
		556,135
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	210,887
3.57%, 12/1/2031	500,000	466,210
5.55%, 8/22/2034 (a)	140,000	143,592
		820,689
OIL & GAS — 0.8%
APA Corp. 5.10%, 9/1/2040	500,000	441,780
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	500,000	445,620
2.72%, 1/12/2032	500,000	453,735
2.94%, 6/4/2051	105,000	67,888
3.00%, 2/24/2050	250,000	165,765
3.02%, 1/16/2027	200,000	197,880
3.06%, 6/17/2041	500,000	380,370
3.38%, 2/8/2061	900,000	599,904
3.59%, 4/14/2027	250,000	248,668
3.63%, 4/6/2030	200,000	195,890
3.94%, 9/21/2028	100,000	99,813
4.81%, 2/13/2033	535,000	541,259
4.87%, 11/25/2029	500,000	513,195
4.89%, 9/11/2033	500,000	507,255
5.02%, 11/17/2027	750,000	765,255
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	350,000	347,900
Series GMTN, 4.95%, 6/1/2047	100,000	88,925
5.00%, 12/15/2029 (a) (d)	200,000	204,502
5.40%, 12/15/2034 (a) (d)	475,000	484,196
Cenovus Energy, Inc.:
2.65%, 1/15/2032	35,000	30,956
6.75%, 11/15/2039	750,000	828,787
Chevron Corp.:
2.00%, 5/11/2027	350,000	340,238
2.24%, 5/11/2030 (a)	100,000	92,637
3.08%, 5/11/2050	600,000	416,394
Security Description	Principal Amount	Value
Chevron USA, Inc.:
1.02%, 8/12/2027	$40,000	$38,067
2.34%, 8/12/2050 (a)	65,000	38,722
3.95%, 8/13/2027	200,000	200,834
4.05%, 8/13/2028 (a)	155,000	155,770
4.30%, 10/15/2030	145,000	145,795
4.48%, 2/26/2028	250,000	253,463
4.50%, 10/15/2032	200,000	201,648
4.69%, 4/15/2030	250,000	255,843
4.82%, 4/15/2032	200,000	205,692
4.85%, 10/15/2035	200,000	202,342
4.98%, 4/15/2035 (a)	250,000	256,472
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	99,866
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	252,175
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	375,850
4.03%, 3/15/2062	215,000	160,654
4.70%, 1/15/2030	250,000	254,930
5.00%, 1/15/2035	1,250,000	1,265,325
5.05%, 9/15/2033	500,000	515,220
5.30%, 5/15/2053	750,000	714,510
5.50%, 1/15/2055	145,000	141,869
5.65%, 1/15/2065	145,000	142,447
6.50%, 2/1/2039	75,000	84,726
6.95%, 4/15/2029	50,000	54,653
Coterra Energy, Inc.:
3.90%, 5/15/2027	250,000	248,450
5.40%, 2/15/2035 (a)	40,000	40,361
5.90%, 2/15/2055	385,000	371,945
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	21,738
5.20%, 9/15/2034 (a)	300,000	298,752
5.60%, 7/15/2041	750,000	722,752
5.75%, 9/15/2054	300,000	278,151
Diamondback Energy, Inc.:
3.25%, 12/1/2026	45,000	44,533
3.50%, 12/1/2029	100,000	96,541
4.40%, 3/24/2051	35,000	28,280
5.20%, 4/18/2027	500,000	507,415
5.55%, 4/1/2035	145,000	148,895
5.75%, 4/18/2054	350,000	336,588
6.25%, 3/15/2033	550,000	592,372
6.25%, 3/15/2053	250,000	256,235
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	23,219
4.38%, 4/15/2030	30,000	30,180
4.40%, 7/15/2028 (a)	90,000	90,876
4.95%, 4/15/2050	35,000	31,857
5.00%, 7/15/2032	250,000	255,778
5.35%, 1/15/2036	180,000	184,855
5.65%, 12/1/2054 (a)	335,000	335,673
5.95%, 7/15/2055	95,000	99,378

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
EQT Corp.:
4.75%, 1/15/2031	$1,000,000	$997,550
5.70%, 4/1/2028	500,000	516,860
Equinor ASA:
3.13%, 4/6/2030	1,000,000	958,920
3.25%, 11/18/2049	305,000	218,514
3.63%, 9/10/2028	50,000	49,567
3.63%, 4/6/2040	100,000	85,165
3.70%, 4/6/2050	250,000	194,330
3.95%, 5/15/2043	50,000	42,613
4.50%, 9/3/2030 (a)	250,000	253,828
4.80%, 11/8/2043	30,000	28,503
5.13%, 6/3/2035	250,000	257,675
Expand Energy Corp.:
5.38%, 3/15/2030	500,000	508,415
5.70%, 1/15/2035	85,000	87,334
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	47,554
2.61%, 10/15/2030	300,000	279,969
3.00%, 8/16/2039	50,000	39,991
3.10%, 8/16/2049	50,000	34,749
3.29%, 3/19/2027	350,000	347,949
3.45%, 4/15/2051	545,000	399,180
3.48%, 3/19/2030	250,000	244,365
4.11%, 3/1/2046	625,000	530,400
4.23%, 3/19/2040	1,105,000	1,012,224
4.33%, 3/19/2050	250,000	214,463
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (a)	500,000	489,770
Hess Corp.:
5.60%, 2/15/2041	75,000	77,847
5.80%, 4/1/2047	750,000	780,427
HF Sinclair Corp.:
5.75%, 1/15/2031	160,000	165,661
6.25%, 1/15/2035 (a)	250,000	261,257
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	29,684
4.50%, 4/1/2048	25,000	20,183
5.13%, 12/15/2026	150,000	151,349
5.15%, 3/1/2030	500,000	514,020
5.70%, 3/1/2035	350,000	361,336
Occidental Petroleum Corp.:
5.00%, 8/1/2027	490,000	495,493
5.20%, 8/1/2029	160,000	162,550
5.55%, 10/1/2034 (a)	895,000	907,512
6.05%, 10/1/2054	125,000	121,945
6.45%, 9/15/2036	500,000	530,445
6.63%, 9/1/2030	750,000	803,437
Ovintiv, Inc. 5.65%, 5/15/2028	675,000	695,297
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	250,000	244,163
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	133,919
3.15%, 12/15/2029	100,000	95,642
Security Description	Principal Amount	Value
3.30%, 3/15/2052	$500,000	$331,770
3.55%, 10/1/2026	10,000	9,945
3.75%, 3/1/2028	25,000	24,756
3.90%, 3/15/2028	50,000	49,735
4.88%, 11/15/2044	95,000	84,946
4.90%, 10/1/2046	10,000	8,785
4.95%, 3/15/2035 (a)	200,000	198,042
5.30%, 6/30/2033	500,000	514,325
5.50%, 3/15/2055 (a)	200,000	188,336
5.65%, 6/15/2054	500,000	479,190
5 yr. CMT + 2.17%, 6.20%, 3/15/2056 (c)	750,000	751,995
Pioneer Natural Resources Co. 2.15%, 1/15/2031	70,000	62,951
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	100,000	93,831
2.75%, 4/6/2030 (a)	1,600,000	1,511,152
3.25%, 4/6/2050	500,000	354,355
4.00%, 5/10/2046	100,000	82,316
4.13%, 5/11/2035	75,000	72,014
4.38%, 5/11/2045	750,000	655,567
4.55%, 8/12/2043	250,000	226,425
Shell International Finance BV:
2.50%, 9/12/2026	150,000	148,172
2.88%, 11/26/2041	350,000	259,563
3.13%, 11/7/2049	100,000	69,140
5.50%, 3/25/2040	25,000	25,885
Suncor Energy, Inc.:
3.75%, 3/4/2051	785,000	562,625
4.00%, 11/15/2047	70,000	53,325
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	379,005
3.13%, 5/29/2050	700,000	478,191
3.46%, 2/19/2029	500,000	490,880
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	24,927
4.72%, 9/10/2034 (a)	125,000	125,834
5.15%, 4/5/2034 (a)	125,000	129,680
5.28%, 9/10/2054 (a)	250,000	240,303
5.43%, 9/10/2064	250,000	240,745
5.49%, 4/5/2054	200,000	198,178
5.64%, 4/5/2064	200,000	200,018
Valero Energy Corp.:
2.15%, 9/15/2027	550,000	529,606
3.65%, 12/1/2051 (a)	750,000	527,152
6.63%, 6/15/2037	250,000	277,217
Viper Energy Partners LLC 5.70%, 8/1/2035	750,000	763,155
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	495,570
5.70%, 9/12/2054 (a)	350,000	334,110
		46,166,281

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.0% *
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	$600,000	$586,146
3.34%, 12/15/2027	50,000	49,301
4.08%, 12/15/2047	150,000	121,289
Halliburton Co.:
2.92%, 3/1/2030	500,000	471,200
4.85%, 11/15/2035	150,000	147,739
5.00%, 11/15/2045	635,000	577,888
7.45%, 9/15/2039	25,000	29,923
NOV, Inc. 3.60%, 12/1/2029	100,000	96,738
		2,080,224
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (a)	160,000	166,928
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (a)	130,000	118,110
4.80%, 3/17/2028	60,000	60,699
5.10%, 3/17/2030	110,000	112,564
5.50%, 3/17/2035 (a)	140,000	144,243
Amcor Group Finance PLC 5.45%, 5/23/2029	500,000	516,705
Berry Global, Inc.:
5.65%, 1/15/2034	40,000	41,644
5.80%, 6/15/2031	250,000	264,615
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	23,880
3.40%, 12/15/2027	35,000	34,510
4.05%, 12/15/2049	10,000	7,952
5.20%, 8/15/2035	635,000	647,255
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	400,000	412,304
5.44%, 4/3/2034	500,000	517,835
Sonoco Products Co.:
4.60%, 9/1/2029	125,000	125,704
5.00%, 9/1/2034 (a)	145,000	143,466
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	500,000	444,200
3.38%, 9/15/2027	100,000	98,582
4.20%, 6/1/2032	50,000	48,559
		3,929,755
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.95%, 11/21/2026	605,000	598,182
3.20%, 11/21/2029	1,245,000	1,200,877
4.05%, 11/21/2039	1,450,000	1,297,445
4.25%, 11/14/2028	35,000	35,291
4.25%, 11/21/2049	340,000	287,042
4.30%, 5/14/2036	50,000	48,072
4.40%, 11/6/2042	50,000	45,083
Security Description	Principal Amount	Value
4.45%, 5/14/2046	$150,000	$132,572
4.50%, 5/14/2035	50,000	49,031
4.55%, 3/15/2035	350,000	344,561
4.65%, 3/15/2028	870,000	884,120
4.75%, 3/15/2045	75,000	69,320
4.80%, 3/15/2027	1,160,000	1,173,491
4.80%, 3/15/2029	150,000	153,360
4.88%, 3/15/2030	100,000	102,936
4.88%, 11/14/2048	25,000	23,202
4.95%, 3/15/2031	80,000	82,674
5.05%, 3/15/2034	250,000	256,972
5.20%, 3/15/2035	110,000	113,940
5.35%, 3/15/2044	790,000	791,912
5.40%, 3/15/2054 (a)	2,155,000	2,144,462
5.50%, 3/15/2064	110,000	109,929
5.60%, 3/15/2055 (a)	65,000	66,483
Astrazeneca Finance LLC:
1.75%, 5/28/2028	755,000	714,532
2.25%, 5/28/2031 (a)	20,000	18,080
4.85%, 2/26/2029	165,000	169,198
4.88%, 3/3/2028	250,000	255,447
5.00%, 2/26/2034	1,085,000	1,118,429
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	536,507
4.00%, 1/17/2029	35,000	35,025
4.00%, 9/18/2042	25,000	21,722
4.38%, 8/17/2048	40,000	35,287
6.45%, 9/15/2037 (a)	1,025,000	1,167,618
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	57,355
3.70%, 6/6/2027	163,000	161,918
4.67%, 6/6/2047	710,000	627,661
4.69%, 2/13/2028	265,000	268,342
4.69%, 12/15/2044	20,000	17,878
4.87%, 2/8/2029	250,000	254,987
5.08%, 6/7/2029	140,000	143,756
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	50,000	47,343
1.45%, 11/13/2030 (a)	30,000	26,282
2.35%, 11/13/2040	520,000	364,915
2.55%, 11/13/2050	30,000	18,025
2.95%, 3/15/2032 (a)	95,000	87,309
3.25%, 8/1/2042	50,000	38,593
3.40%, 7/26/2029	905,000	882,447
3.55%, 3/15/2042	550,000	444,317
3.70%, 3/15/2052	500,000	373,280
3.90%, 2/20/2028	100,000	100,012
4.13%, 6/15/2039	535,000	484,475
4.25%, 10/26/2049	1,150,000	953,028
4.35%, 11/15/2047	225,000	191,563
4.55%, 2/20/2048	100,000	87,471
4.90%, 2/22/2027	385,000	389,997
4.90%, 2/22/2029	115,000	118,018
5.10%, 2/22/2031	1,500,000	1,560,045
5.20%, 2/22/2034	95,000	98,487

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 2/22/2044	$35,000	$35,370
5.55%, 2/22/2054	120,000	119,598
5.65%, 2/22/2064	645,000	639,834
5.90%, 11/15/2033	135,000	146,841
6.25%, 11/15/2053	125,000	136,459
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	296,754
4.50%, 9/15/2030	100,000	100,334
4.70%, 11/15/2026	500,000	503,440
4.90%, 9/15/2045	25,000	22,578
5.13%, 2/15/2029 (a)	250,000	257,065
5.15%, 9/15/2035	70,000	70,515
5.35%, 11/15/2034	350,000	359,733
Cencora, Inc.:
2.70%, 3/15/2031	200,000	183,438
2.80%, 5/15/2030	100,000	93,686
3.45%, 12/15/2027	50,000	49,286
4.63%, 12/15/2027	540,000	546,199
4.85%, 12/15/2029	65,000	66,334
5.13%, 2/15/2034	145,000	148,428
5.15%, 2/15/2035	105,000	107,101
CVS Health Corp.:
1.30%, 8/21/2027	300,000	284,223
1.88%, 2/28/2031	250,000	217,310
3.75%, 4/1/2030	250,000	242,195
4.13%, 4/1/2040	350,000	297,307
4.30%, 3/25/2028	1,179,000	1,179,719
4.88%, 7/20/2035	45,000	43,834
5.00%, 1/30/2029	820,000	836,252
5.00%, 9/15/2032 (a)	60,000	60,721
5.05%, 3/25/2048 (a)	3,300,000	2,937,957
5.13%, 2/21/2030	100,000	102,539
5.13%, 7/20/2045	185,000	167,849
5.25%, 2/21/2033 (a)	100,000	102,219
5.30%, 6/1/2033	80,000	81,838
5.40%, 6/1/2029 (a)	750,000	775,162
5.45%, 9/15/2035	100,000	101,800
5.55%, 6/1/2031 (a)	1,000,000	1,045,840
5.70%, 6/1/2034 (a)	250,000	260,775
5.88%, 6/1/2053	860,000	844,718
6.00%, 6/1/2044	250,000	253,322
6.05%, 6/1/2054 (a)	250,000	252,770
6.20%, 9/15/2055 (a)	625,000	643,156
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	100,000	58,279
2.50%, 9/15/2060	250,000	141,723
4.00%, 10/15/2028 (a)	135,000	135,189
4.15%, 8/14/2027	140,000	140,946
4.20%, 8/14/2029	90,000	90,640
4.25%, 3/15/2031	250,000	250,435
4.50%, 2/9/2029	165,000	167,556
4.55%, 2/12/2028	170,000	172,524
4.55%, 10/15/2032	180,000	181,341
4.60%, 8/14/2034	145,000	145,516
4.70%, 2/27/2033 (a)	225,000	229,466
Security Description	Principal Amount	Value
4.70%, 2/9/2034	$250,000	$252,687
4.75%, 2/12/2030	145,000	148,816
4.88%, 2/27/2053	140,000	130,600
4.90%, 10/15/2035	140,000	141,838
5.00%, 2/9/2054	1,090,000	1,031,739
5.05%, 8/14/2054	100,000	95,344
5.10%, 2/12/2035	250,000	258,470
5.10%, 2/9/2064	300,000	283,326
5.20%, 8/14/2064	90,000	86,489
5.50%, 2/12/2055	755,000	771,195
5.55%, 10/15/2055	155,000	159,552
5.65%, 10/15/2065	545,000	563,067
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	815,027
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	100,000	99,887
4.20%, 3/18/2043	25,000	21,975
4.88%, 4/15/2035	350,000	352,936
6.38%, 5/15/2038	50,000	56,207
Johnson & Johnson:
0.95%, 9/1/2027	815,000	775,472
1.30%, 9/1/2030	1,070,000	945,698
2.10%, 9/1/2040	565,000	397,664
2.25%, 9/1/2050 (a)	100,000	60,143
2.45%, 9/1/2060 (a)	65,000	37,002
2.90%, 1/15/2028	250,000	245,662
3.40%, 1/15/2038	100,000	88,025
3.55%, 3/1/2036	150,000	137,274
3.63%, 3/3/2037	200,000	181,498
3.75%, 3/3/2047	100,000	81,931
4.50%, 3/1/2027	135,000	136,530
4.50%, 12/5/2043 (a)	50,000	47,271
4.55%, 3/1/2028	135,000	137,593
4.70%, 3/1/2030	125,000	128,740
4.80%, 6/1/2029	165,000	170,056
4.85%, 3/1/2032	200,000	207,688
4.95%, 6/1/2034 (a)	105,000	110,382
5.00%, 3/1/2035 (a)	700,000	727,307
5.25%, 6/1/2054 (a)	460,000	468,818
McKesson Corp.:
4.25%, 9/15/2029	100,000	100,406
4.65%, 5/30/2030	250,000	254,210
4.95%, 5/30/2032	500,000	512,155
5.25%, 5/30/2035	250,000	257,417
Mead Johnson Nutrition Co. 4.60%, 6/1/2044 (a)	25,000	22,521
Merck & Co., Inc.:
1.45%, 6/24/2030 (a)	55,000	48,720
1.70%, 6/10/2027 (a)	850,000	821,168
1.90%, 12/10/2028	100,000	93,885
2.15%, 12/10/2031	195,000	172,345
2.35%, 6/24/2040	570,000	409,288
2.75%, 12/10/2051	150,000	94,466
3.40%, 3/7/2029	100,000	97,976
3.60%, 9/15/2042	25,000	20,308

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 2/10/2045	$50,000	$40,144
3.85%, 9/15/2027	250,000	250,530
3.90%, 3/7/2039	100,000	89,279
4.00%, 3/7/2049	65,000	52,790
4.05%, 5/17/2028	100,000	100,571
4.15%, 9/15/2030	145,000	145,162
4.30%, 5/17/2030 (a)	200,000	201,602
4.50%, 5/17/2033 (a)	1,120,000	1,125,958
4.95%, 9/15/2035	155,000	156,809
5.00%, 5/17/2053	750,000	704,257
5.70%, 9/15/2055 (a)	250,000	258,090
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	100,000	97,659
2.20%, 8/14/2030 (a)	100,000	91,897
2.75%, 8/14/2050	815,000	534,379
3.10%, 5/17/2027 (a)	30,000	29,683
3.80%, 9/18/2029	595,000	592,388
4.00%, 9/18/2031	125,000	124,246
4.00%, 11/20/2045	50,000	42,341
4.20%, 9/18/2034 (a)	125,000	122,184
4.70%, 9/18/2054 (a)	95,000	86,835
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,000,000	1,011,260
4.65%, 5/19/2030	750,000	763,890
4.75%, 5/19/2033 (a)	2,500,000	2,525,875
5.11%, 5/19/2043	1,000,000	969,340
5.30%, 5/19/2053	660,000	637,930
5.34%, 5/19/2063	1,250,000	1,185,675
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	134,639
1.75%, 8/18/2031 (a)	65,000	56,941
2.55%, 5/28/2040	900,000	661,554
2.70%, 5/28/2050	250,000	158,517
3.00%, 12/15/2026	150,000	148,562
3.45%, 3/15/2029 (a)	100,000	98,388
3.60%, 9/15/2028	100,000	99,471
3.90%, 3/15/2039	25,000	22,121
4.00%, 12/15/2036 (a)	150,000	139,910
4.00%, 3/15/2049	100,000	80,992
4.10%, 9/15/2038	200,000	181,824
4.20%, 9/15/2048	35,000	29,374
7.20%, 3/15/2039	75,000	90,068
Sanofi SA 3.63%, 6/19/2028	100,000	99,439
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	227,062
3.03%, 7/9/2040	200,000	152,596
3.18%, 7/9/2050	500,000	337,725
5.00%, 11/26/2028	500,000	510,980
5.30%, 7/5/2034	250,000	257,372
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	200,000	203,248
5.90%, 7/7/2055	1,000,000	1,030,800
Security Description	Principal Amount	Value
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	$250,000	$207,952
Viatris, Inc.:
2.70%, 6/22/2030	150,000	135,045
3.85%, 6/22/2040	500,000	381,055
4.00%, 6/22/2050	900,000	613,944
Wyeth LLC 6.00%, 2/15/2036	25,000	27,186
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	49,129
3.00%, 5/15/2050	105,000	70,206
3.90%, 8/20/2028	50,000	49,878
4.15%, 8/17/2028	105,000	105,356
4.45%, 8/20/2048	25,000	21,646
4.70%, 2/1/2043	25,000	23,056
5.00%, 8/17/2035	140,000	141,309
5.60%, 11/16/2032	500,000	531,605
		70,486,918
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	42,138
4.80%, 5/3/2029	40,000	40,536
5.63%, 8/1/2034	250,000	259,247
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	630,405
3.70%, 11/15/2029	90,000	87,536
Cheniere Energy Partners LP:
5.55%, 10/30/2035 (d)	85,000	86,947
5.75%, 8/15/2034	750,000	779,992
5.95%, 6/30/2033	250,000	264,562
Cheniere Energy, Inc.:
4.63%, 10/15/2028 (a)	500,000	498,610
5.65%, 4/15/2034	115,000	118,480
DCP Midstream Operating LP 3.25%, 2/15/2032 (a)	300,000	273,225
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	750,000	738,345
Enbridge Energy Partners LP 7.38%, 10/15/2045	500,000	588,450
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	170,196
3.40%, 8/1/2051	145,000	99,273
3.70%, 7/15/2027	50,000	49,611
4.00%, 11/15/2049	100,000	76,595
4.25%, 12/1/2026	50,000	50,009
5.25%, 4/5/2027	350,000	355,460
5.55%, 6/20/2035	165,000	170,221
5.63%, 4/5/2034	155,000	161,842
5.70%, 3/8/2033	610,000	642,129
5.95%, 4/5/2054	160,000	164,262
6.00%, 11/15/2028 (a)	150,000	157,770
6.20%, 11/15/2030	500,000	539,410
6.70%, 11/15/2053	500,000	558,590

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	$500,000	$531,520
Energy Transfer LP:
4.00%, 10/1/2027	50,000	49,823
4.15%, 9/15/2029	100,000	99,235
4.20%, 4/15/2027	50,000	49,943
4.40%, 3/15/2027	50,000	50,160
4.95%, 5/15/2028	30,000	30,495
5.00%, 5/15/2050	250,000	214,052
5.15%, 2/1/2043	25,000	22,689
5.15%, 3/15/2045	225,000	202,174
5.20%, 4/1/2030 (a)	80,000	82,498
5.25%, 4/15/2029	275,000	282,928
5.30%, 4/1/2044	25,000	22,896
5.35%, 5/15/2045	25,000	22,928
5.40%, 10/1/2047	150,000	137,505
5.55%, 2/15/2028	550,000	566,241
5.55%, 5/15/2034	175,000	179,627
5.60%, 9/1/2034	250,000	256,665
5.70%, 4/1/2035	1,125,000	1,162,069
5.75%, 2/15/2033	500,000	524,325
5.95%, 5/15/2054	750,000	727,500
6.05%, 12/1/2026	500,000	509,410
6.05%, 9/1/2054	1,000,000	984,380
6.10%, 12/1/2028	250,000	262,995
6.20%, 4/1/2055	85,000	85,507
6.25%, 4/15/2049	1,275,000	1,286,845
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	96,460
3.20%, 2/15/2052	200,000	135,546
3.30%, 2/15/2053 (a)	250,000	169,888
3.70%, 1/31/2051	1,250,000	929,900
3.95%, 2/15/2027	200,000	199,898
4.15%, 10/16/2028	25,000	25,070
4.20%, 1/31/2050	65,000	53,061
4.60%, 1/11/2027	1,000,000	1,007,610
4.60%, 1/15/2031	250,000	252,707
4.80%, 2/1/2049	525,000	469,245
4.85%, 3/15/2044	50,000	46,045
4.90%, 5/15/2046	50,000	45,907
4.95%, 2/15/2035	640,000	645,619
5.10%, 2/15/2045	200,000	189,974
5.20%, 1/15/2036	250,000	254,137
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	150,000	149,747
5.35%, 1/31/2033 (a)	500,000	522,670
5.55%, 2/16/2055	125,000	123,576
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	23,852
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	97,462
3.25%, 8/1/2050	650,000	430,995
3.60%, 2/15/2051	600,000	421,926
Security Description	Principal Amount	Value
5.00%, 2/1/2029	$1,200,000	$1,227,312
5.05%, 2/15/2046	50,000	45,239
5.10%, 8/1/2029	115,000	118,184
5.15%, 6/1/2030 (a)	90,000	92,853
5.20%, 6/1/2033	675,000	691,828
5.30%, 12/1/2034	200,000	203,994
5.40%, 2/1/2034	500,000	515,530
5.55%, 6/1/2045	150,000	145,827
5.85%, 6/1/2035	540,000	568,442
5.95%, 8/1/2054 (a)	180,000	181,537
MPLX LP:
2.65%, 8/15/2030	500,000	459,075
4.00%, 3/15/2028	535,000	532,277
4.50%, 4/15/2038	180,000	162,949
4.70%, 4/15/2048	100,000	83,740
4.80%, 2/15/2029	105,000	106,457
4.80%, 2/15/2031	250,000	251,582
4.90%, 4/15/2058	25,000	20,787
4.95%, 3/14/2052	1,000,000	853,730
5.00%, 3/1/2033	145,000	145,128
5.20%, 3/1/2047	100,000	89,908
5.20%, 12/1/2047	100,000	89,504
5.40%, 9/15/2035	1,165,000	1,167,866
5.50%, 6/1/2034	610,000	621,889
6.20%, 9/15/2055	90,000	91,081
ONEOK, Inc.:
3.10%, 3/15/2030 (a)	525,000	495,862
3.40%, 9/1/2029	100,000	96,405
4.00%, 7/13/2027	30,000	29,913
4.20%, 10/3/2047	50,000	38,835
4.25%, 9/24/2027	1,200,000	1,202,604
4.40%, 10/15/2029	100,000	99,959
4.45%, 9/1/2049	40,000	32,189
4.50%, 3/15/2050	25,000	20,420
4.55%, 7/15/2028	50,000	50,397
4.75%, 10/15/2031	100,000	100,005
4.85%, 2/1/2049	275,000	234,435
4.95%, 10/15/2032	250,000	250,150
4.95%, 7/13/2047	150,000	130,194
5.05%, 11/1/2034	700,000	690,641
5.20%, 7/15/2048	25,000	22,353
5.40%, 10/15/2035	250,000	251,117
5.55%, 11/1/2026	145,000	146,817
5.65%, 9/1/2034	100,000	102,771
5.70%, 11/1/2054 (a)	200,000	189,032
5.85%, 11/1/2064	200,000	190,700
6.05%, 9/1/2033	145,000	153,744
6.25%, 10/15/2055	250,000	253,952
6.63%, 9/1/2053	500,000	531,680
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,000,000	965,640
4.50%, 12/15/2026	50,000	50,084
4.70%, 6/15/2044	25,000	21,248

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 9/15/2034	$250,000	$257,702
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	99,898
4.50%, 5/15/2030 (a)	250,000	251,040
5.00%, 3/15/2027	500,000	503,210
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034	750,000	754,065
Targa Resources Corp.:
4.90%, 9/15/2030	90,000	91,424
5.20%, 7/1/2027	85,000	86,381
5.50%, 2/15/2035	155,000	157,824
5.55%, 8/15/2035	250,000	255,022
5.65%, 2/15/2036	145,000	148,438
6.13%, 5/15/2055	210,000	211,228
6.15%, 3/1/2029	200,000	210,668
6.50%, 3/30/2034	500,000	544,425
6.50%, 2/15/2053	500,000	526,330
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	475,030
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	689,661
4.25%, 5/15/2028	500,000	500,215
4.63%, 3/1/2034	250,000	243,695
5.10%, 3/15/2049	500,000	466,480
7.63%, 1/15/2039	25,000	29,870
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030	750,000	715,957
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	50,369
Western Midstream Operating LP:
5.25%, 2/1/2050	500,000	435,725
6.15%, 4/1/2033	605,000	639,473
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	681,067
3.50%, 11/15/2030	100,000	95,599
3.75%, 6/15/2027	200,000	198,698
4.63%, 6/30/2030	115,000	116,020
5.10%, 9/15/2045	125,000	115,738
5.60%, 3/15/2035	1,160,000	1,204,625
5.65%, 3/15/2033	500,000	525,665
5.75%, 6/24/2044	25,000	25,238
6.00%, 3/15/2055 (a)	590,000	609,553
		48,973,745
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
5.50%, 4/1/2029	115,000	119,323
5.50%, 6/15/2035	145,000	149,280
		268,603
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	$65,000	$61,366
4.80%, 10/1/2032	250,000	251,315
5.60%, 6/15/2035 (a)	500,000	521,035
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	1,000,000	820,600
2.00%, 5/18/2032	125,000	105,748
3.00%, 5/18/2051	250,000	156,805
3.38%, 8/15/2031	60,000	56,158
4.00%, 2/1/2050	100,000	76,576
4.70%, 7/1/2030	35,000	35,316
5.15%, 4/15/2053	500,000	451,575
5.25%, 5/15/2036	115,000	115,692
American Homes 4 Rent LP:
4.95%, 6/15/2030	125,000	127,235
5.25%, 3/15/2035 (a)	120,000	121,344
5.50%, 2/1/2034	300,000	309,966
American Tower Corp.:
2.30%, 9/15/2031	145,000	128,021
2.75%, 1/15/2027	200,000	196,572
3.10%, 6/15/2050	100,000	66,998
3.13%, 1/15/2027	100,000	98,661
3.38%, 10/15/2026	75,000	74,448
3.65%, 3/15/2027	160,000	158,838
4.90%, 3/15/2030	250,000	254,930
5.20%, 2/15/2029	500,000	514,255
5.35%, 3/15/2035	455,000	467,371
5.40%, 1/31/2035	500,000	516,395
5.45%, 2/15/2034	100,000	103,921
5.50%, 3/15/2028	750,000	773,182
5.80%, 11/15/2028	250,000	261,030
5.90%, 11/15/2033	250,000	267,845
Americold Realty Operating Partnership LP 5.60%, 5/15/2032 (a)	65,000	65,844
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	122,398
Series MTN, 2.45%, 1/15/2031	70,000	63,638
Series MTN, 3.20%, 1/15/2028	40,000	39,272
Series MTN, 3.30%, 6/1/2029	65,000	63,055
Series MTN, 3.90%, 10/15/2046	50,000	40,044
5.00%, 2/15/2033	500,000	510,705
5.00%, 8/1/2035	250,000	251,835
5.30%, 12/7/2033	250,000	259,710
Boston Properties LP:
2.45%, 10/1/2033	50,000	40,938
2.55%, 4/1/2032	200,000	173,018
2.75%, 10/1/2026	150,000	147,594
2.90%, 3/15/2030	35,000	32,492
3.40%, 6/21/2029	100,000	95,993

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 1/15/2035	$200,000	$204,580
6.50%, 1/15/2034	500,000	539,625
6.75%, 12/1/2027	100,000	104,961
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	47,627
2.50%, 8/16/2031	50,000	44,433
4.05%, 7/1/2030	25,000	24,523
4.13%, 5/15/2029	100,000	99,175
4.85%, 2/15/2033	125,000	124,703
5.20%, 4/1/2032	85,000	87,198
5.50%, 2/15/2034	175,000	180,329
Broadstone Net Lease LLC 5.00%, 11/1/2032	105,000	104,352
Camden Property Trust:
3.15%, 7/1/2029	65,000	62,612
4.10%, 10/15/2028	20,000	20,032
5.85%, 11/3/2026	250,000	254,557
CBRE Services, Inc. 5.95%, 8/15/2034	155,000	165,498
COPT Defense Properties LP:
2.75%, 4/15/2031	40,000	36,214
4.50%, 10/15/2030 (b)	125,000	124,146
Cousins Properties LP:
5.25%, 7/15/2030	250,000	256,015
5.38%, 2/15/2032 (a)	65,000	66,543
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	437,580
2.50%, 7/15/2031	500,000	445,280
2.90%, 4/1/2041	500,000	365,385
3.65%, 9/1/2027	150,000	148,435
4.00%, 3/1/2027	20,000	19,926
4.75%, 5/15/2047	100,000	87,987
4.90%, 9/1/2029	85,000	86,244
5.00%, 1/11/2028	785,000	795,990
5.20%, 9/1/2034	200,000	201,964
5.80%, 3/1/2034	110,000	115,691
CubeSmart LP:
3.00%, 2/15/2030	100,000	94,467
4.38%, 2/15/2029	30,000	30,011
5.13%, 11/1/2035	300,000	298,611
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	148,968
4.45%, 7/15/2028	500,000	503,700
5.55%, 1/15/2028	140,000	144,087
DOC Dr. LLC:
2.63%, 11/1/2031	25,000	22,291
3.95%, 1/15/2028	100,000	99,219
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	1,195,000	1,240,434
Equinix, Inc.:
1.55%, 3/15/2028	75,000	70,495
2.00%, 5/15/2028	70,000	66,347
2.50%, 5/15/2031	100,000	90,086
2.95%, 9/15/2051 (a)	150,000	95,733
Security Description	Principal Amount	Value
3.20%, 11/18/2029 (a)	$45,000	$43,069
3.40%, 2/15/2052	50,000	34,880
3.90%, 4/15/2032	100,000	95,906
ERP Operating LP:
1.85%, 8/1/2031 (a)	200,000	175,088
3.00%, 7/1/2029	25,000	24,007
3.50%, 3/1/2028	100,000	98,822
4.00%, 8/1/2047	50,000	40,371
4.15%, 12/1/2028	100,000	100,312
4.65%, 9/15/2034	110,000	108,679
4.95%, 6/15/2032	615,000	629,889
Essential Properties LP 5.40%, 12/1/2035	105,000	105,359
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	155,664
2.55%, 6/15/2031	30,000	26,891
3.00%, 1/15/2030	25,000	23,677
3.63%, 5/1/2027	50,000	49,648
4.00%, 3/1/2029	65,000	64,420
4.50%, 3/15/2048	50,000	43,411
5.38%, 4/1/2035	105,000	108,351
5.50%, 4/1/2034	200,000	207,886
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	60,801
2.40%, 10/15/2031	70,000	61,683
3.90%, 4/1/2029	520,000	512,715
4.00%, 6/15/2029	100,000	98,987
4.95%, 1/15/2033	820,000	825,297
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	72,043
3.25%, 7/15/2027 (a)	50,000	49,229
5.38%, 5/1/2028	250,000	256,637
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	89,845
4.00%, 1/15/2030	65,000	62,942
4.00%, 1/15/2031	50,000	47,798
5.25%, 2/15/2033	100,000	100,291
5.63%, 9/15/2034	200,000	202,334
5.75%, 6/1/2028	20,000	20,548
5.75%, 11/1/2037	100,000	99,355
6.75%, 12/1/2033	490,000	531,910
Healthcare Realty Holdings LP 2.00%, 3/15/2031 (a)	55,000	47,758
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	96,285
2.13%, 12/1/2028	125,000	116,991
2.88%, 1/15/2031	125,000	115,145
5.25%, 12/15/2032	300,000	308,724
5.38%, 2/15/2035	360,000	367,988
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	23,177
3.88%, 3/1/2027	50,000	49,518
7.65%, 2/1/2034	200,000	227,540

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	$150,000	$142,492
5.50%, 4/15/2035	250,000	251,690
5.70%, 6/15/2032	500,000	515,520
5.70%, 7/1/2034	1,000,000	1,024,660
Invitation Homes Operating Partnership LP:
4.95%, 1/15/2033	50,000	50,262
5.45%, 8/15/2030	500,000	520,040
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	46,162
4.75%, 12/15/2028 (a)	25,000	25,138
5.88%, 10/15/2035	250,000	253,050
6.25%, 1/15/2036	60,000	62,141
Kimco Realty OP LLC:
2.25%, 12/1/2031 (a)	180,000	158,697
2.70%, 10/1/2030	500,000	462,930
2.80%, 10/1/2026	50,000	49,328
3.70%, 10/1/2049	100,000	74,890
3.80%, 4/1/2027	25,000	24,878
4.60%, 2/1/2033	250,000	248,447
4.85%, 3/1/2035	45,000	44,725
5.30%, 2/1/2036	250,000	255,460
Kite Realty Group LP:
5.20%, 8/15/2032	105,000	106,975
5.50%, 3/1/2034 (a)	75,000	77,270
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	49,636
3.95%, 3/15/2029	100,000	99,249
5.30%, 2/15/2032	300,000	312,183
National Health Investors, Inc. 5.35%, 2/1/2033 (a)	105,000	104,131
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	158,610
3.10%, 4/15/2050	100,000	65,344
3.50%, 4/15/2051	45,000	31,825
3.60%, 12/15/2026	50,000	49,686
4.30%, 10/15/2028	35,000	35,107
4.60%, 2/15/2031	250,000	250,692
5.50%, 6/15/2034	100,000	103,669
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	200,000	176,228
3.63%, 10/1/2029	50,000	48,005
5.20%, 7/1/2030	350,000	355,253
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	196,964
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	90,811
6.88%, 7/15/2029 (a)	105,000	111,124
Prologis LP:
1.25%, 10/15/2030	30,000	26,044
1.63%, 3/15/2031	250,000	217,480
Security Description	Principal Amount	Value
1.75%, 2/1/2031	$70,000	$61,398
2.13%, 4/15/2027	50,000	48,621
2.25%, 4/15/2030 (a)	65,000	59,882
2.25%, 1/15/2032	100,000	88,071
3.00%, 4/15/2050	50,000	33,469
3.05%, 3/1/2050	10,000	6,744
4.00%, 9/15/2028	100,000	99,996
4.38%, 2/1/2029	65,000	65,619
4.75%, 1/15/2031 (a)	125,000	127,611
4.75%, 6/15/2033	200,000	201,774
4.88%, 6/15/2028 (a)	500,000	511,395
5.00%, 3/15/2034	1,000,000	1,016,440
5.25%, 5/15/2035	250,000	257,305
5.25%, 6/15/2053	350,000	338,250
Public Storage Operating Co.:
1.50%, 11/9/2026	50,000	48,690
1.85%, 5/1/2028	250,000	237,107
2.25%, 11/9/2031	65,000	57,541
4.38%, 7/1/2030	200,000	200,950
5.00%, 7/1/2035 (a)	200,000	202,222
5.10%, 8/1/2033 (a)	400,000	415,496
Realty Income Corp.:
1.80%, 3/15/2033	300,000	248,112
2.10%, 3/15/2028	50,000	47,710
2.70%, 2/15/2032	60,000	54,041
2.85%, 12/15/2032	250,000	223,125
3.10%, 12/15/2029 (a)	150,000	143,977
3.40%, 1/15/2030	600,000	581,268
3.65%, 1/15/2028	100,000	99,152
3.95%, 8/15/2027	40,000	39,963
3.95%, 2/1/2029 (b)	165,000	164,208
4.13%, 10/15/2026	50,000	50,021
4.50%, 2/1/2033 (b)	160,000	158,254
4.70%, 12/15/2028	140,000	142,502
4.75%, 2/15/2029	250,000	254,750
5.38%, 9/1/2054	290,000	284,304
Regency Centers LP:
4.13%, 3/15/2028	50,000	49,984
4.40%, 2/1/2047	150,000	128,465
5.10%, 1/15/2035	375,000	379,635
Sabra Health Care LP 3.20%, 12/1/2031	150,000	136,289
Simon Property Group LP:
1.38%, 1/15/2027	200,000	193,410
1.75%, 2/1/2028	250,000	237,527
2.20%, 2/1/2031 (a)	250,000	224,670
2.45%, 9/13/2029	500,000	469,500
2.65%, 7/15/2030	350,000	325,850
2.65%, 2/1/2032	500,000	447,935
4.25%, 11/30/2046	50,000	42,341
4.38%, 10/1/2030	850,000	851,836
4.75%, 9/26/2034	40,000	39,735
5.13%, 10/1/2035	65,000	65,716
5.50%, 3/8/2033	200,000	210,924
6.65%, 1/15/2054	250,000	286,832

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Store Capital LLC:
2.70%, 12/1/2031	$100,000	$87,552
4.50%, 3/15/2028	50,000	49,890
5.40%, 4/30/2030 (d)	140,000	142,573
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	61,504
2.70%, 7/15/2031	40,000	36,182
4.20%, 4/15/2032	50,000	48,513
Tanger Properties LP 3.88%, 7/15/2027	50,000	49,564
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	204,375
Series GMTN, 3.50%, 1/15/2028	150,000	147,673
Series MTN, 3.50%, 7/1/2027	50,000	49,466
Ventas Realty LP:
3.00%, 1/15/2030	50,000	47,338
3.85%, 4/1/2027	100,000	99,589
4.00%, 3/1/2028	100,000	99,537
4.38%, 2/1/2045	75,000	63,164
5.00%, 1/15/2035	1,190,000	1,190,059
5.10%, 7/15/2032	180,000	184,198
5.63%, 7/1/2034	205,000	213,536
VICI Properties LP:
5.13%, 11/15/2031	215,000	217,834
5.13%, 5/15/2032	750,000	757,207
Welltower OP LLC:
2.05%, 1/15/2029	560,000	524,205
2.70%, 2/15/2027	50,000	49,132
2.80%, 6/1/2031	200,000	183,992
3.10%, 1/15/2030	55,000	52,517
4.13%, 3/15/2029	100,000	99,854
4.50%, 7/1/2030	430,000	434,033
5.13%, 7/1/2035	250,000	254,392
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	54,782
4.00%, 11/15/2029	200,000	197,934
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	41,768
3.85%, 7/15/2029	100,000	98,428
4.65%, 7/15/2030 (a)	350,000	351,967
		47,367,830
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	187,338
4.75%, 6/1/2030 (a)	50,000	50,268
5.89%, 3/15/2035	645,000	666,175
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	34,828
3.75%, 6/1/2027	100,000	99,441
4.00%, 4/15/2030 (a)	500,000	493,965
4.50%, 2/1/2028	105,000	105,890
Security Description	Principal Amount	Value
4.75%, 2/1/2033	$95,000	$95,185
5.13%, 6/15/2030	65,000	67,106
5.20%, 8/1/2033	250,000	256,732
5.40%, 7/15/2034	180,000	186,676
6.55%, 11/1/2033	140,000	156,341
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	50,000	50,384
Costco Wholesale Corp.:
1.38%, 6/20/2027	850,000	816,833
1.60%, 4/20/2030	65,000	58,612
1.75%, 4/20/2032	530,000	458,837
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,927
4.55%, 10/15/2029	70,000	70,370
4.55%, 2/15/2048	15,000	12,507
6.30%, 10/10/2033	115,000	124,622
Dollar General Corp.:
4.13%, 5/1/2028	70,000	69,708
4.63%, 11/1/2027	100,000	100,798
5.00%, 11/1/2032	60,000	60,624
5.45%, 7/5/2033	750,000	777,622
5.50%, 11/1/2052	100,000	95,906
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	200,000	178,340
4.20%, 5/15/2028	45,000	44,865
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	125,000	124,243
Genuine Parts Co. 4.95%, 8/15/2029	125,000	127,363
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	93,565
1.88%, 9/15/2031	40,000	34,952
2.38%, 3/15/2051	500,000	291,505
2.50%, 4/15/2027	350,000	343,154
2.70%, 4/15/2030	250,000	235,502
2.75%, 9/15/2051	100,000	63,075
2.80%, 9/14/2027	250,000	245,252
2.88%, 4/15/2027	100,000	98,559
3.13%, 12/15/2049	100,000	69,322
3.25%, 4/15/2032	130,000	121,748
3.30%, 4/15/2040 (a)	1,500,000	1,228,995
3.35%, 4/15/2050	650,000	469,189
3.63%, 4/15/2052	500,000	374,370
3.75%, 9/15/2028 (a)	90,000	89,659
3.95%, 9/15/2030 (a)	85,000	84,314
4.25%, 4/1/2046	35,000	30,063
4.65%, 9/15/2035	210,000	208,028
4.75%, 6/25/2029	90,000	92,205
4.85%, 6/25/2031	1,095,000	1,129,109
4.88%, 6/25/2027	50,000	50,843
4.90%, 4/15/2029	500,000	514,570
4.95%, 6/25/2034	880,000	901,252
4.95%, 9/15/2052 (a)	250,000	233,115
5.30%, 6/25/2054	550,000	538,505
5.40%, 6/25/2064	105,000	103,644

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 4/1/2041	$50,000	$53,843
Lowe's Cos., Inc.:
1.30%, 4/15/2028	520,000	486,195
1.70%, 9/15/2028	25,000	23,368
1.70%, 10/15/2030	520,000	457,595
2.63%, 4/1/2031	100,000	91,261
2.80%, 9/15/2041	1,000,000	723,460
3.00%, 10/15/2050	265,000	171,246
3.10%, 5/3/2027	200,000	197,176
3.35%, 4/1/2027	90,000	89,122
3.50%, 4/1/2051	50,000	35,420
3.70%, 4/15/2046	50,000	38,387
3.75%, 4/1/2032	250,000	238,947
3.95%, 10/15/2027	120,000	119,893
4.00%, 10/15/2028 (a)	95,000	94,779
4.05%, 5/3/2047	300,000	241,500
4.25%, 3/15/2031	125,000	124,173
4.50%, 10/15/2032 (a)	225,000	223,114
4.85%, 10/15/2035 (a)	235,000	233,064
5.00%, 4/15/2033	210,000	214,836
5.15%, 7/1/2033 (a)	350,000	361,623
5.63%, 4/15/2053 (a)	1,000,000	993,410
5.80%, 9/15/2062	250,000	250,790
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	15,000	13,755
Series MTN, 2.63%, 9/1/2029	75,000	71,064
Series MTN, 3.50%, 3/1/2027	50,000	49,654
Series MTN, 3.60%, 7/1/2030	250,000	244,022
Series MTN, 3.63%, 9/1/2049	160,000	119,838
Series MTN, 3.80%, 4/1/2028	100,000	99,552
Series MTN, 4.20%, 4/1/2050	750,000	616,260
4.40%, 2/12/2031	250,000	250,690
Series MTN, 4.45%, 3/1/2047	125,000	108,234
Series MTN, 4.45%, 9/1/2048	20,000	17,210
Series MTN, 4.70%, 12/9/2035	150,000	149,004
4.80%, 8/14/2028	500,000	510,420
Series MTN, 4.88%, 12/9/2045	850,000	786,343
4.95%, 8/14/2033 (a)	200,000	206,138
4.95%, 3/3/2035	250,000	253,195
5.00%, 2/13/2036	210,000	211,592
Series GMTN, 5.00%, 5/17/2029	125,000	128,664
5.45%, 8/14/2053 (a)	700,000	693,000
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	39,206
Security Description	Principal Amount	Value
3.60%, 9/1/2027	$50,000	$49,552
4.35%, 6/1/2028	100,000	100,610
5.00%, 8/19/2034	200,000	201,776
5.75%, 11/20/2026	175,000	178,017
Starbucks Corp.:
2.00%, 3/12/2027	100,000	97,109
2.25%, 3/12/2030	100,000	91,874
2.55%, 11/15/2030	100,000	91,809
3.00%, 2/14/2032 (a)	220,000	202,213
3.35%, 3/12/2050	25,000	17,332
3.50%, 11/15/2050	900,000	641,898
4.00%, 11/15/2028	50,000	49,933
4.45%, 8/15/2049 (a)	100,000	84,121
4.50%, 5/15/2028	500,000	504,790
4.50%, 11/15/2048	30,000	25,563
4.80%, 5/15/2030	115,000	117,351
4.80%, 2/15/2033	145,000	146,955
4.85%, 2/8/2027 (a)	200,000	201,980
5.00%, 2/15/2034 (a)	200,000	204,228
Target Corp.:
1.95%, 1/15/2027	200,000	195,262
3.38%, 4/15/2029	100,000	97,901
4.40%, 1/15/2033	65,000	64,915
4.50%, 9/15/2032 (a)	1,000,000	1,005,850
4.50%, 9/15/2034 (a)	265,000	261,404
4.80%, 1/15/2053 (a)	565,000	514,139
TJX Cos., Inc. 1.60%, 5/15/2031	250,000	218,715
Walmart, Inc.:
1.50%, 9/22/2028	500,000	468,525
1.80%, 9/22/2031	570,000	502,791
2.50%, 9/22/2041	750,000	542,092
2.65%, 9/22/2051	400,000	255,264
3.25%, 7/8/2029	80,000	78,339
3.90%, 4/15/2028	125,000	125,506
3.95%, 9/9/2027	1,000,000	1,004,600
4.10%, 4/28/2027	100,000	100,698
4.10%, 4/15/2033	135,000	134,114
4.35%, 4/28/2030	125,000	127,045
4.50%, 9/9/2052	250,000	224,082
4.50%, 4/15/2053	1,000,000	896,700
4.90%, 4/28/2035	590,000	606,237
		33,693,334
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	370,000	373,204
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	442,160
4.25%, 6/15/2028	230,000	231,557
4.50%, 6/15/2030	300,000	303,813
5.05%, 4/1/2034 (a)	65,000	67,520
5.30%, 4/1/2054	100,000	98,316
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	26,972
4.35%, 4/1/2047	100,000	87,412

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 1/15/2036	$70,000	$69,312
4.80%, 6/15/2029	635,000	651,180
5.10%, 10/1/2035 (a)	50,000	51,903
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	350,000
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	76,209
2.45%, 2/15/2031 (d)	700,000	636,482
2.60%, 2/15/2033 (d)	200,000	175,496
3.14%, 11/15/2035 (d)	750,000	649,297
3.42%, 4/15/2033 (d)	315,000	291,227
3.47%, 4/15/2034 (d)	250,000	228,100
3.50%, 2/15/2041 (d)	1,315,000	1,082,074
3.75%, 2/15/2051 (a) (d)	40,000	31,180
4.11%, 9/15/2028	159,000	159,569
4.15%, 2/15/2028	110,000	110,318
4.15%, 11/15/2030	100,000	99,519
4.30%, 11/15/2032	55,000	54,293
4.35%, 2/15/2030	125,000	125,638
4.55%, 2/15/2032	145,000	145,908
4.60%, 7/15/2030	95,000	96,424
4.75%, 4/15/2029	150,000	153,034
4.80%, 4/15/2028	250,000	254,630
4.80%, 10/15/2034	1,700,000	1,709,979
4.80%, 2/15/2036	750,000	747,757
4.90%, 7/15/2032	115,000	117,611
4.93%, 5/15/2037 (d)	500,000	498,100
5.00%, 4/15/2030	200,000	205,972
5.05%, 7/12/2027 (a)	1,075,000	1,093,587
5.05%, 7/12/2029	590,000	607,729
5.05%, 4/15/2030	165,000	170,498
5.15%, 11/15/2031	75,000	77,852
5.20%, 4/15/2032	145,000	150,944
5.20%, 7/15/2035	650,000	670,657
Intel Corp.:
1.60%, 8/12/2028	55,000	51,255
2.00%, 8/12/2031	100,000	87,422
2.45%, 11/15/2029	150,000	139,258
3.05%, 8/12/2051	350,000	221,865
3.10%, 2/15/2060	150,000	88,869
3.15%, 5/11/2027	200,000	196,842
3.25%, 11/15/2049	150,000	99,758
3.75%, 3/25/2027	300,000	298,302
3.75%, 8/5/2027	250,000	248,077
4.10%, 5/19/2046	370,000	291,231
4.10%, 5/11/2047	50,000	38,959
4.75%, 3/25/2050	1,150,000	972,854
4.88%, 2/10/2028	150,000	152,272
4.90%, 8/5/2052	500,000	430,305
5.13%, 2/10/2030 (a)	1,000,000	1,028,810
5.20%, 2/10/2033 (a)	635,000	649,554
5.63%, 2/10/2043	1,100,000	1,084,919
5.70%, 2/10/2053 (a)	570,000	551,196
5.90%, 2/10/2063	500,000	489,325
Security Description	Principal Amount	Value
KLA Corp.:
3.30%, 3/1/2050	$50,000	$35,715
4.10%, 3/15/2029	65,000	65,127
4.95%, 7/15/2052	750,000	700,807
Lam Research Corp.:
4.00%, 3/15/2029	280,000	279,770
4.88%, 3/15/2049 (a)	25,000	23,345
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	62,249
2.95%, 4/15/2031 (a)	60,000	55,360
4.75%, 7/15/2030	175,000	177,280
5.75%, 2/15/2029 (a)	250,000	260,765
5.95%, 9/15/2033	125,000	134,017
Microchip Technology, Inc.:
4.90%, 3/15/2028	500,000	507,290
5.05%, 3/15/2029 (a)	90,000	92,010
5.05%, 2/15/2030	200,000	204,370
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	97,804
4.66%, 2/15/2030	200,000	201,880
5.30%, 1/15/2031	1,070,000	1,107,043
5.38%, 4/15/2028	500,000	515,665
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	94,338
2.00%, 6/15/2031 (a)	100,000	89,838
2.85%, 4/1/2030	500,000	477,890
3.50%, 4/1/2040	300,000	256,863
3.50%, 4/1/2050	150,000	115,101
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	15,000	14,766
3.25%, 5/11/2041	350,000	266,507
3.40%, 5/1/2030 (a)	570,000	546,493
4.30%, 8/19/2028	20,000	20,031
4.30%, 6/18/2029 (a)	500,000	499,460
4.40%, 6/1/2027	75,000	75,231
4.85%, 8/19/2032	100,000	100,129
5.00%, 1/15/2033	100,000	101,262
5.25%, 8/19/2035	100,000	100,985
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	234,305
2.15%, 5/20/2030	100,000	91,830
3.25%, 5/20/2027	1,050,000	1,041,022
3.25%, 5/20/2050	45,000	31,811
4.25%, 5/20/2032	90,000	89,966
4.30%, 5/20/2047	50,000	42,918
4.80%, 5/20/2045	25,000	23,428
5.00%, 5/20/2035	155,000	158,157
5.40%, 5/20/2033 (a)	250,000	265,615
6.00%, 5/20/2053	500,000	537,500
Texas Instruments, Inc.:
1.75%, 5/4/2030	1,000,000	903,320
2.90%, 11/3/2027	70,000	68,766
3.88%, 3/15/2039	250,000	223,315
4.15%, 5/15/2048	150,000	125,498

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/23/2030	$500,000	$508,245
4.60%, 2/15/2028	115,000	117,031
4.85%, 2/8/2034	105,000	107,691
5.05%, 5/18/2063 (a)	500,000	463,995
5.10%, 5/23/2035	350,000	360,923
5.15%, 2/8/2054 (a)	350,000	337,897
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	731,580
3.13%, 10/25/2041	750,000	610,380
3.88%, 4/22/2027	200,000	199,346
		34,848,436
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	93,993
5.35%, 1/15/2030	100,000	103,060
		197,053
SOFTWARE — 0.7%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	27,914
4.80%, 4/4/2029	100,000	102,764
4.85%, 4/4/2027	45,000	45,689
4.95%, 4/4/2034	450,000	465,646
5.30%, 1/17/2035 (a)	350,000	370,118
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	160,000	141,714
3.50%, 6/15/2027	50,000	49,577
5.30%, 6/15/2035	80,000	82,198
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	135,615
2.90%, 12/1/2029	50,000	47,217
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	1,005,650
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	85,398
2.95%, 2/15/2051	65,000	56,269
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (a)	35,000	32,992
3.10%, 3/1/2041 (a)	15,000	11,296
5.10%, 7/15/2032 (a)	500,000	512,460
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	48,585
2.65%, 6/1/2030	50,000	46,305
3.50%, 7/1/2029	565,000	549,022
4.20%, 10/1/2028	65,000	64,995
4.40%, 7/1/2049	1,060,000	874,723
4.55%, 2/15/2031	210,000	210,794
4.75%, 3/15/2030	250,000	253,497
5.25%, 8/11/2035	175,000	176,895
5.45%, 3/2/2028	750,000	771,097
5.60%, 3/2/2033 (a)	500,000	523,930
Security Description	Principal Amount	Value
Intuit, Inc.:
1.65%, 7/15/2030 (a)	$15,000	$13,394
5.20%, 9/15/2033 (a)	150,000	156,776
5.50%, 9/15/2053 (a)	310,000	312,030
Microsoft Corp.:
2.53%, 6/1/2050	1,668,000	1,055,294
2.68%, 6/1/2060 (a)	288,000	172,230
2.92%, 3/17/2052	2,610,000	1,772,712
3.04%, 3/17/2062	312,000	202,834
3.30%, 2/6/2027	1,280,000	1,272,435
3.45%, 8/8/2036	1,062,000	970,031
4.50%, 6/15/2047	150,000	138,357
Oracle Corp.:
2.30%, 3/25/2028	105,000	100,380
2.80%, 4/1/2027	250,000	245,218
2.88%, 3/25/2031	370,000	339,978
2.95%, 4/1/2030	300,000	282,651
3.60%, 4/1/2040	750,000	602,130
3.60%, 4/1/2050	525,000	369,616
3.65%, 3/25/2041	910,000	726,462
3.80%, 11/15/2037	180,000	155,399
3.85%, 7/15/2036 (a)	150,000	133,565
3.85%, 4/1/2060 (a)	1,250,000	858,450
3.90%, 5/15/2035	5,000	4,552
3.95%, 3/25/2051	370,000	275,273
4.00%, 7/15/2046	180,000	140,096
4.10%, 3/25/2061	145,000	104,204
4.20%, 9/27/2029	1,000,000	997,480
4.30%, 7/8/2034	200,000	191,188
4.38%, 5/15/2055	10,000	7,835
4.45%, 9/26/2030	1,315,000	1,314,579
4.50%, 5/6/2028	90,000	90,657
4.70%, 9/27/2034	250,000	244,100
4.80%, 9/26/2032	265,000	265,392
4.90%, 2/6/2033	590,000	595,735
5.20%, 9/26/2035 (a)	330,000	331,693
5.38%, 9/27/2054	2,250,000	2,067,480
5.50%, 8/3/2035	1,000,000	1,028,790
5.50%, 9/27/2064	200,000	182,998
5.55%, 2/6/2053	500,000	471,905
5.88%, 9/26/2045	220,000	220,761
5.95%, 9/26/2055	1,750,000	1,744,662
6.00%, 8/3/2055	750,000	753,015
6.10%, 9/26/2065	265,000	264,817
6.15%, 11/9/2029	295,000	314,603
6.25%, 11/9/2032	350,000	380,345
6.90%, 11/9/2052	500,000	556,835
Paychex, Inc. 5.10%, 4/15/2030	1,000,000	1,028,680
Roper Technologies, Inc.:
1.75%, 2/15/2031 (a)	250,000	217,883
2.00%, 6/30/2030	30,000	26,964
2.95%, 9/15/2029	40,000	38,120
3.80%, 12/15/2026	30,000	29,888
4.20%, 9/15/2028	65,000	65,124

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/15/2028	$75,000	$75,339
4.45%, 9/15/2030	70,000	70,302
4.50%, 10/15/2029	200,000	201,764
4.75%, 2/15/2032	165,000	166,770
4.90%, 10/15/2034	200,000	200,066
5.10%, 9/15/2035	250,000	251,995
Salesforce, Inc.:
1.50%, 7/15/2028 (a)	65,000	61,042
1.95%, 7/15/2031 (a)	120,000	106,584
2.70%, 7/15/2041	60,000	44,116
2.90%, 7/15/2051	500,000	328,280
3.05%, 7/15/2061	50,000	31,477
3.70%, 4/11/2028 (a)	775,000	772,396
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	56,915
Synopsys, Inc.:
4.85%, 4/1/2030	500,000	509,270
5.15%, 4/1/2035	500,000	508,220
5.70%, 4/1/2055	750,000	756,877
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	500,000	509,080
VMware LLC:
2.20%, 8/15/2031	500,000	440,530
3.90%, 8/21/2027	150,000	149,459
Workday, Inc. 3.50%, 4/1/2027	550,000	545,231
		36,313,669
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	186,844
4.38%, 7/16/2042	50,000	43,740
4.38%, 4/22/2049	200,000	169,426
4.70%, 7/21/2032	200,000	200,166
5.00%, 1/20/2033 (a)	250,000	253,770
6.13%, 3/30/2040	600,000	640,896
AT&T, Inc.:
1.65%, 2/1/2028	530,000	501,618
2.25%, 2/1/2032	125,000	109,411
2.30%, 6/1/2027	550,000	533,995
2.55%, 12/1/2033	350,000	298,140
2.75%, 6/1/2031	350,000	320,761
3.10%, 2/1/2043	150,000	111,069
3.50%, 6/1/2041	1,350,000	1,079,122
3.50%, 9/15/2053	1,900,000	1,312,881
3.55%, 9/15/2055	1,579,000	1,087,489
3.65%, 6/1/2051	600,000	433,830
3.65%, 9/15/2059	1,294,000	884,785
3.80%, 2/15/2027	150,000	149,334
3.80%, 12/1/2057	471,000	336,026
3.85%, 6/1/2060	45,000	32,000
4.10%, 2/15/2028	184,000	183,856
4.30%, 2/15/2030 (a)	1,500,000	1,503,030
4.35%, 3/1/2029	500,000	502,085
4.50%, 5/15/2035	300,000	289,461
Security Description	Principal Amount	Value
4.55%, 11/1/2032	$125,000	$124,450
4.55%, 3/9/2049	208,000	175,702
4.65%, 6/1/2044	25,000	22,070
4.70%, 8/15/2030 (a)	95,000	96,606
4.75%, 5/15/2046	30,000	26,761
4.85%, 3/1/2039	570,000	546,453
4.90%, 11/1/2035	250,000	248,053
5.38%, 8/15/2035	125,000	128,653
5.40%, 2/15/2034 (a)	1,130,000	1,174,567
5.55%, 11/1/2045	875,000	866,425
5.70%, 11/1/2054	140,000	138,389
6.05%, 8/15/2056	1,370,000	1,421,060
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	450,000	325,966
4.30%, 7/29/2049	55,000	43,969
4.46%, 4/1/2048	30,000	25,064
5.20%, 2/15/2034 (a)	250,000	252,973
British Telecommunications PLC:
5.13%, 12/4/2028	200,000	204,840
9.63%, 12/15/2030	750,000	923,355
Cisco Systems, Inc.:
4.55%, 2/24/2028	65,000	65,983
4.75%, 2/24/2030	200,000	205,246
4.80%, 2/26/2027	155,000	156,894
4.85%, 2/26/2029 (a)	125,000	128,280
4.95%, 2/26/2031	500,000	517,415
4.95%, 2/24/2032	200,000	206,704
5.10%, 2/24/2035	1,200,000	1,240,656
5.30%, 2/26/2054	200,000	197,408
5.35%, 2/26/2064	200,000	196,516
5.50%, 1/15/2040	300,000	313,296
5.50%, 2/24/2055	620,000	629,622
Corning, Inc.:
4.38%, 11/15/2057	25,000	20,692
5.35%, 11/15/2048	100,000	96,951
5.45%, 11/15/2079	500,000	469,840
5.75%, 8/15/2040	25,000	26,108
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	648,334
Juniper Networks, Inc.:
2.00%, 12/10/2030	250,000	219,660
3.75%, 8/15/2029 (a)	100,000	97,649
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	91,282
4.60%, 2/23/2028	125,000	126,301
4.60%, 5/23/2029	50,000	50,555
4.85%, 8/15/2030	195,000	198,721
5.00%, 4/15/2029	125,000	127,999
5.20%, 8/15/2032	115,000	118,460
5.40%, 4/15/2034	1,000,000	1,035,540
5.55%, 8/15/2035	250,000	260,330

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Orange SA:
5.50%, 2/6/2044	$50,000	$49,941
9.00%, 3/1/2031	750,000	911,085
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	133,071
3.80%, 3/15/2032	125,000	118,001
4.55%, 3/15/2052	500,000	413,220
5.00%, 2/15/2029	525,000	535,038
5.00%, 3/15/2044	50,000	45,663
5.30%, 2/15/2034	800,000	811,224
Sprint Capital Corp. 6.88%, 11/15/2028	750,000	806,632
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	499,105
5.21%, 3/8/2047	300,000	269,784
5.52%, 3/1/2049	150,000	139,445
7.05%, 6/20/2036	775,000	873,634
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,904
T-Mobile USA, Inc.:
2.05%, 2/15/2028	545,000	519,472
2.25%, 11/15/2031	50,000	43,969
2.55%, 2/15/2031	165,000	149,822
2.70%, 3/15/2032	500,000	448,265
3.00%, 2/15/2041	555,000	416,561
3.30%, 2/15/2051	350,000	237,794
3.40%, 10/15/2052	500,000	342,005
3.60%, 11/15/2060	20,000	13,568
3.75%, 4/15/2027	150,000	149,118
3.88%, 4/15/2030	1,880,000	1,842,889
4.20%, 10/1/2029	105,000	104,900
4.38%, 4/15/2040	350,000	315,941
4.50%, 4/15/2050	545,000	458,667
4.70%, 1/15/2035	300,000	294,753
4.80%, 7/15/2028	250,000	254,520
4.85%, 1/15/2029	750,000	764,760
5.05%, 7/15/2033	500,000	510,795
5.13%, 5/15/2032	1,100,000	1,131,702
5.15%, 4/15/2034	85,000	86,957
5.20%, 1/15/2033	250,000	257,875
5.25%, 6/15/2055	200,000	185,978
5.30%, 5/15/2035 (a)	145,000	148,525
5.65%, 1/15/2053	250,000	247,340
5.75%, 1/15/2034	250,000	264,747
5.75%, 1/15/2054	500,000	500,570
5.88%, 11/15/2055	565,000	576,786
6.00%, 6/15/2054	250,000	258,885
Verizon Communications, Inc.:
1.50%, 9/18/2030 (a)	60,000	52,466
1.68%, 10/30/2030	55,000	48,363
1.75%, 1/20/2031	200,000	175,002
2.10%, 3/22/2028	500,000	476,785
2.55%, 3/21/2031	500,000	454,570
2.65%, 11/20/2040	200,000	144,652
2.88%, 11/20/2050	200,000	127,618
Security Description	Principal Amount	Value
2.99%, 10/30/2056	$337,000	$207,494
3.00%, 11/20/2060	175,000	106,059
3.15%, 3/22/2030	500,000	477,830
3.40%, 3/22/2041	1,500,000	1,184,970
3.55%, 3/22/2051	3,000,000	2,194,830
3.70%, 3/22/2061	500,000	352,260
3.88%, 2/8/2029	10,000	9,928
4.00%, 3/22/2050	500,000	394,265
4.02%, 12/3/2029	350,000	347,578
4.27%, 1/15/2036	28,000	26,240
4.33%, 9/21/2028	1,785,000	1,797,549
4.40%, 11/1/2034	250,000	240,920
4.50%, 8/10/2033	250,000	246,208
4.78%, 2/15/2035	1,000,000	983,630
5.05%, 5/9/2033	990,000	1,013,958
5.25%, 4/2/2035	210,000	213,457
5.40%, 7/2/2037 (d)	1,000,000	1,015,940
5.50%, 2/23/2054 (a)	350,000	344,263
Vodafone Group PLC:
5.63%, 2/10/2053	640,000	622,963
5.75%, 6/28/2054	1,000,000	985,050
5.88%, 6/28/2064	750,000	745,455
		56,507,747
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,583
3.90%, 11/19/2029	100,000	97,452
6.05%, 5/14/2034	250,000	261,735
		388,770
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	10,134
3.30%, 9/15/2051	350,000	246,820
3.55%, 2/15/2050	250,000	186,925
3.90%, 8/1/2046	100,000	81,372
4.05%, 6/15/2048	155,000	127,239
4.13%, 6/15/2047	150,000	125,676
4.15%, 12/15/2048	30,000	24,971
4.45%, 3/15/2043	50,000	45,024
4.45%, 1/15/2053	500,000	428,665
4.55%, 9/1/2044	50,000	44,994
4.90%, 4/1/2044	125,000	119,129
5.20%, 4/15/2054	895,000	859,325
5.50%, 3/15/2055	1,000,000	1,003,680
5.80%, 3/15/2056	250,000	261,657
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,007
3.20%, 8/2/2046	25,000	18,199
3.65%, 2/3/2048	50,000	38,738
4.38%, 9/18/2034 (a)	540,000	527,737
5.85%, 11/1/2033	250,000	272,190

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	$80,000	$77,904
2.05%, 3/5/2030 (a)	35,000	31,929
2.45%, 12/2/2031	565,000	503,212
2.88%, 11/15/2029	65,000	61,707
3.00%, 12/2/2041	350,000	262,101
3.10%, 12/2/2051	500,000	337,625
3.50%, 5/1/2050	25,000	18,344
4.00%, 6/1/2028 (a)	100,000	99,815
4.70%, 5/1/2048	50,000	44,724
4.80%, 3/30/2030	160,000	163,699
4.80%, 9/15/2035 (a)	30,000	29,750
5.20%, 3/30/2035	250,000	257,617
CSX Corp.:
2.40%, 2/15/2030	50,000	46,565
2.50%, 5/15/2051	610,000	363,383
3.25%, 6/1/2027	50,000	49,391
3.35%, 9/15/2049	65,000	46,625
3.80%, 3/1/2028	50,000	49,791
3.80%, 11/1/2046	100,000	79,627
4.10%, 3/15/2044	75,000	63,584
4.25%, 3/15/2029	95,000	95,392
4.30%, 3/1/2048	50,000	42,404
4.50%, 3/15/2049	125,000	108,470
4.50%, 11/15/2052 (a)	1,000,000	863,390
4.65%, 3/1/2068	50,000	42,281
4.90%, 3/15/2055 (a)	105,000	96,217
5.05%, 6/15/2035 (a)	200,000	204,262
5.20%, 11/15/2033 (a)	650,000	678,775
FedEx Corp.:
2.40%, 5/15/2031 (a) (d)	65,000	58,026
3.10%, 8/5/2029 (d)	1,000,000	956,630
3.25%, 5/15/2041 (a) (d)	415,000	310,063
4.05%, 2/15/2048 (d)	50,000	38,168
4.55%, 4/1/2046 (d)	100,000	84,203
4.75%, 11/15/2045 (d)	25,000	21,705
4.95%, 10/17/2048 (d)	100,000	86,728
5.10%, 1/15/2044 (d)	500,000	454,575
5.25%, 5/15/2050 (a) (d)	650,000	595,796
Norfolk Southern Corp.:
2.90%, 8/25/2051	150,000	97,413
3.00%, 3/15/2032	150,000	138,328
3.05%, 5/15/2050	350,000	236,764
3.15%, 6/1/2027	50,000	49,297
3.16%, 5/15/2055	68,000	44,989
3.40%, 11/1/2049	100,000	72,081
3.94%, 11/1/2047	100,000	80,794
4.45%, 3/1/2033	200,000	199,058
4.45%, 6/15/2045	19,000	16,693
5.05%, 8/1/2030	145,000	150,272
5.10%, 5/1/2035	135,000	137,777
5.35%, 8/1/2054 (a)	500,000	491,635
5.55%, 3/15/2034 (a)	95,000	100,602
5.95%, 3/15/2064	500,000	528,120
Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	$145,000	$142,445
Series MTN, 4.90%, 12/1/2029 (a)	125,000	127,796
5.00%, 3/15/2030	200,000	204,956
Series MTN, 5.38%, 3/15/2029	100,000	103,599
Series MTN, 5.65%, 3/1/2028 (a)	250,000	258,870
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	244,207
2.38%, 5/20/2031	40,000	36,443
2.40%, 2/5/2030	500,000	466,140
2.80%, 2/14/2032	570,000	521,938
2.97%, 9/16/2062	110,000	65,865
3.20%, 5/20/2041	70,000	54,845
3.25%, 2/5/2050	700,000	493,136
3.38%, 2/14/2042	40,000	31,666
3.50%, 2/14/2053	575,000	415,391
3.55%, 5/20/2061	100,000	69,003
3.80%, 10/1/2051	52,000	40,055
3.80%, 4/6/2071 (a)	175,000	123,447
3.84%, 3/20/2060	1,130,000	837,025
4.10%, 9/15/2067	15,000	11,415
4.50%, 1/20/2033 (a)	250,000	251,265
4.95%, 9/9/2052 (a)	250,000	233,012
5.10%, 2/20/2035	500,000	514,250
5.60%, 12/1/2054 (a)	155,000	157,516
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	29,500
3.05%, 11/15/2027	50,000	49,188
3.75%, 11/15/2047	175,000	136,428
4.65%, 10/15/2030	150,000	153,280
4.88%, 3/3/2033 (a)	175,000	180,022
5.05%, 3/3/2053 (a)	600,000	554,634
5.15%, 5/22/2034 (a)	1,210,000	1,256,766
5.25%, 5/14/2035 (a)	590,000	610,343
5.30%, 4/1/2050 (a)	200,000	193,700
5.50%, 5/22/2054	235,000	232,178
5.95%, 5/14/2055	150,000	156,742
6.05%, 5/14/2065	405,000	423,691
		23,480,540
TRUCKING & LEASING — 0.0% *
GATX Corp.:
1.90%, 6/1/2031 (a)	200,000	174,492
3.10%, 6/1/2051	250,000	161,290
3.85%, 3/30/2027	50,000	49,723
4.55%, 11/7/2028	50,000	50,307
4.70%, 4/1/2029	25,000	25,301
5.40%, 3/15/2027	30,000	30,445
6.05%, 3/15/2034	155,000	166,095
6.05%, 6/5/2054	350,000	362,883
		1,020,536

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.0% *
American Water Capital Corp.:
2.30%, 6/1/2031 (a)	$100,000	$89,782
2.95%, 9/1/2027	121,000	118,708
3.25%, 6/1/2051	100,000	69,078
3.45%, 5/1/2050	50,000	36,316
3.75%, 9/1/2028	100,000	99,440
3.75%, 9/1/2047	100,000	77,757
4.30%, 12/1/2042	25,000	21,885
5.15%, 3/1/2034	250,000	257,695
5.25%, 3/1/2035 (a)	235,000	241,089
5.45%, 3/1/2054	650,000	642,557
5.70%, 9/1/2055	115,000	116,776
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	93,826
2.70%, 4/15/2030	60,000	55,839
4.80%, 8/15/2027	250,000	252,825
5.38%, 1/15/2034	250,000	256,160
		2,429,733
TOTAL CORPORATE BONDS & NOTES (Cost $1,352,559,907)		1,319,032,615
ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED - OTHER — 0.0% *
CNH Equipment Trust Series 2025-B, Class A3, 4.30%, 10/15/2030	416,667	420,098
AUTOMOBILE — 0.2%
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	127,027	127,462
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	300,000	302,766
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	500,000	510,883
CarMax Auto Owner Trust Series 2023-1, Class A4, 4.65%, 1/16/2029	1,000,000	1,006,766
CarMax Select Receivables Trust Series 2025-B, Class A3, 4.12%, 3/15/2030	71,000	70,920
Carvana Auto Receivables Trust Series 2025-P1, Class A3, 4.55%, 5/10/2030	300,000	301,584
Drive Auto Receivables Trust Series 2025-1, Class A3, 4.73%, 9/15/2032	700,000	704,589
Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust Series 2025-1A, Class D, 5.49%, 5/15/2031	$500,000	$508,123
Ford Credit Auto Lease Trust Series 2025-A, Class A3, 4.72%, 6/15/2028	500,000	505,038
Ford Credit Auto Owner Trust:
Series 2024-B, Class A3, 5.10%, 4/15/2029	523,000	530,676
Series 2025-B, Class A3, 3.91%, 4/15/2030	91,000	90,987
Gm Financial Automobile Leasing Trust Series 2025-2, Class A3, 4.58%, 5/22/2028	231,000	233,121
GM Financial Automobile Leasing Trust Series 2024-2, Class B, 5.56%, 5/22/2028	85,000	85,863
GM Financial Consumer Automobile Receivables Trust:
Series 2025-3, Class A3, 4.18%, 8/16/2030	96,000	96,405
Series 2025-2, Class A3, 4.28%, 4/16/2030	83,000	83,548
Series 2024-4, Class A3, 4.40%, 8/16/2029	92,000	92,636
Series 2025-1, Class A3, 4.62%, 12/17/2029	100,000	101,122
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	304,000	306,497
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	114,458
Series 2024-4, Class A4, 4.35%, 12/16/2030	950,000	956,664
Hyundai Auto Receivables Trust:
Series 2025-C, Class A3, 3.88%, 4/15/2030	100,000	99,678
Series 2025-A, Class A3, 4.32%, 10/15/2029	278,000	280,089
Series 2025-B, Class A3, 4.36%, 12/17/2029	110,000	110,715
Mercedes-Benz Auto Lease Trust:
Series 2024-B, Class A3, 4.23%, 2/15/2028	210,000	210,526
Series 2025-A, Class A3, 4.61%, 4/16/2029	95,000	96,277
Mercedes-Benz Auto Receivables Trust Series 2025-1, Class A3, 4.78%, 12/17/2029	150,000	151,949

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	$181,000	$183,318
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	404,199
Santander Drive Auto Receivables Trust:
Series 2025-3, Class A3, 4.38%, 1/15/2030	500,000	502,764
Series 2025-2, Class A3, 4.67%, 8/15/2029	263,000	265,128
Series 2024-4, Class B, 4.93%, 9/17/2029	500,000	504,380
Toyota Auto Receivables Owner Trust:
Series 2024-C, Class A3, 4.88%, 3/15/2029	670,000	677,580
Series 2024-B, Class A3, 5.33%, 1/16/2029	180,000	182,656
Series 2025-B, Class A3, 4.34%, 11/15/2029	88,000	88,760
Volkswagen Auto Lease Trust Series 2025-A, Class A3, 4.50%, 6/20/2028	175,000	176,764
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	188,000	189,098
Series 2025-C, Class A3, 4.08%, 11/15/2030	142,000	142,423
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	250,000	251,614
		11,248,026
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	250,000	253,464
Series 2025-2, Class A, 4.28%, 4/15/2030	608,000	613,681
Series 2025-4, Class A, 4.30%, 7/15/2030	100,000	101,144
Series 2025-5, Class A, 4.51%, 7/15/2032	100,000	102,029
Series 2024-2, Class A, 5.24%, 4/15/2031	627,000	654,217
BA Credit Card Trust Series 2025-A1, Class A, 4.31%, 5/15/2030	205,000	206,992
Capital One Multi-Asset Execution Trust:
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	326,814
Security Description	Principal Amount	Value
Series 2025-A1, Class A, 3.82%, 9/16/2030	$200,000	$199,599
Series 2025-A2, Class A, 4.02%, 9/15/2032	133,000	132,622
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/15/2029	175,000	176,628
Series 2024-A2, Class A, 4.63%, 1/15/2031	1,609,000	1,644,629
Citibank Credit Card Issuance Trust:
Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	200,133
Series 2025-A1, Class A, 4.30%, 6/21/2030	192,000	193,803
Series 2025-A2, Class A, 4.49%, 6/21/2032	200,000	203,487
Synchrony Card Funding LLC:
Series 2024-A2, Class A, 4.93%, 7/15/2030	375,000	381,031
Series 2025-A2, Class A, 4.49%, 5/15/2031	600,000	606,749
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/15/2031	50,000	50,867
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	600,000	606,579
		6,654,468
MUNICIPAL — 0.0% *
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.10%, 4/1/2035	308,935	318,295
OTHER ABS — 0.1%
John Deere Owner Trust:
Series 2025-B, Class A3, 4.17%, 12/17/2029	200,000	200,838
Series 2025-A, Class A3, 4.23%, 9/17/2029	250,000	251,270
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	206,594
Series 2025-7, Class A1A, 3.96%, 8/20/2031	560,000	558,785
Series 2025-5, Class A1A, 4.40%, 6/20/2031	350,000	353,249
		1,570,736
TOTAL ASSET-BACKED SECURITIES (Cost $20,097,990)		20,211,623

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.75%, 09/05/2029	$145,000	$144,862
3.75%, 09/10/2030	500,000	498,660
4.00%, 05/28/2028	250,000	251,855
4.25%, 03/01/2028	750,000	759,255
4.50%, 01/24/2030	210,000	215,859
		1,870,491
CANADA — 0.4%
Canada Government International Bonds:
3.75%, 04/26/2028	760,000	761,990
4.00%, 03/18/2030	605,000	611,366
4.63%, 04/30/2029	735,000	757,464
Export Development Canada:
3.00%, 05/25/2027	1,500,000	1,481,442
3.75%, 09/07/2027	250,000	250,169
3.88%, 02/14/2028	500,000	502,265
4.00%, 06/20/2030	200,000	201,882
4.13%, 02/13/2029	445,000	450,982
4.75%, 06/05/2034	265,000	277,101
Province of Alberta:
1.30%, 07/22/2030	400,000	354,874
3.30%, 03/15/2028	650,000	642,517
4.50%, 01/24/2034 (a)	200,000	202,108
Province of British Columbia:
1.30%, 01/29/2031 (a)	200,000	174,577
3.90%, 08/27/2030	795,000	795,005
4.20%, 07/06/2033 (a)	550,000	546,062
4.70%, 01/24/2028	985,000	1,005,180
4.75%, 06/12/2034	800,000	820,439
4.80%, 06/11/2035 (a)	750,000	767,505
4.90%, 04/24/2029	650,000	673,394
Province of Manitoba 4.90%, 5/31/2034	495,000	512,087
Province of New Brunswick 3.63%, 2/24/2028	50,000	49,710
Province of Ontario:
1.13%, 10/07/2030	500,000	436,995
1.60%, 02/25/2031	250,000	221,546
1.80%, 10/14/2031	500,000	439,632
2.00%, 10/02/2029	350,000	326,649
3.10%, 05/19/2027	750,000	741,689
3.70%, 09/17/2029	700,000	697,126
3.90%, 09/04/2030	500,000	500,055
4.20%, 01/18/2029 (a)	300,000	303,925
4.70%, 01/15/2030	500,000	516,562
4.85%, 06/11/2035	500,000	515,050
5.05%, 04/24/2034	200,000	209,923
Series MTN, 2.13%, 01/21/2032	1,250,000	1,111,167
Security Description	Principal Amount	Value
Province of Quebec:
1.35%, 05/28/2030	$300,000	$267,861
1.90%, 04/21/2031	250,000	223,558
2.75%, 04/12/2027	200,000	196,767
3.63%, 04/13/2028	1,750,000	1,743,784
4.25%, 09/05/2034	500,000	494,534
4.50%, 04/03/2029	1,150,000	1,176,617
4.50%, 09/08/2033	485,000	490,322
Province of Saskatchewan 4.65%, 1/28/2030	1,000,000	1,030,729
		23,482,610
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	181,349
2.55%, 07/27/2033	250,000	214,948
3.10%, 05/07/2041	1,000,000	765,262
3.10%, 01/22/2061	250,000	155,420
3.24%, 02/06/2028	200,000	196,332
3.25%, 09/21/2071	250,000	155,980
3.86%, 06/21/2047	300,000	238,556
4.34%, 03/07/2042	250,000	221,933
4.85%, 01/22/2029	700,000	715,541
4.95%, 01/05/2036	335,000	336,474
5.33%, 01/05/2054	500,000	485,842
5.65%, 01/13/2037	700,000	735,991
		4,403,628
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037 (a)	100,000	60,486
0.75%, 09/30/2030	500,000	431,725
1.75%, 09/14/2029	250,000	232,155
2.88%, 04/03/2028	290,000	284,597
3.50%, 08/27/2027	220,000	219,305
3.50%, 08/09/2028	355,000	353,520
3.75%, 07/15/2030	1,390,000	1,388,916
3.88%, 05/15/2028	325,000	326,748
4.00%, 06/28/2027	795,000	799,237
4.63%, 03/18/2030	600,000	621,660
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	200,000	173,930
4.13%, 05/28/2030 (a)	650,000	660,185
Series 37, 2.50%, 11/15/2027	50,000	48,777
		5,601,241
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	437,585
2.15%, 07/28/2031	500,000	440,286
3.05%, 03/12/2051	250,000	167,683

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 03/31/2032	$350,000	$329,947
4.20%, 10/15/2050	600,000	494,854
4.45%, 04/15/2070	200,000	162,756
4.55%, 01/11/2028	700,000	705,549
4.70%, 02/10/2034	200,000	199,547
4.75%, 02/11/2029	150,000	152,500
4.75%, 09/10/2034	350,000	349,158
4.85%, 01/11/2033	200,000	201,745
5.10%, 02/10/2054	500,000	477,756
5.15%, 09/10/2054	300,000	288,266
5.25%, 01/15/2030	265,000	275,626
5.35%, 02/11/2049 (a)	100,000	99,779
5.60%, 01/15/2035	350,000	370,816
5.65%, 01/11/2053 (a)	300,000	303,890
		5,457,743
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030 (a)	200,000	184,309
3.25%, 01/17/2028 (a)	100,000	97,596
3.88%, 07/03/2050	200,000	143,701
4.13%, 01/17/2048	100,000	77,554
4.50%, 01/17/2033	400,000	388,896
5.38%, 03/12/2029	650,000	667,219
5.38%, 02/19/2030	450,000	463,652
5.50%, 03/12/2034	500,000	512,985
5.63%, 02/19/2035 (a)	735,000	759,007
5.75%, 03/12/2054	1,500,000	1,419,751
State of Israel 3.38%, 1/15/2050	300,000	199,240
		4,913,910
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	500,000	478,122
3.88%, 05/06/2051	950,000	681,989
4.00%, 10/17/2049	200,000	149,700
5.38%, 06/15/2033 (a)	50,000	52,941
		1,362,752
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031 (a)	250,000	217,374
1.88%, 04/15/2031	200,000	179,084
2.13%, 02/16/2029	250,000	236,146
2.75%, 11/16/2027 (a)	200,000	195,602
2.88%, 07/21/2027	100,000	98,245
3.25%, 07/20/2028	250,000	246,227
4.38%, 01/24/2031	200,000	203,333
4.63%, 07/22/2027	2,200,000	2,228,829
4.63%, 04/17/2034	500,000	511,875
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	176,493
Security Description	Principal Amount	Value
4.00%, 05/23/2028	$1,000,000	$1,002,083
4.75%, 05/21/2029	200,000	205,448
		5,500,739
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	401,313
3.25%, 04/16/2030	350,000	330,764
3.50%, 02/12/2034	250,000	217,250
3.75%, 01/11/2028	100,000	98,969
3.77%, 05/24/2061	1,200,000	759,306
4.15%, 03/28/2027	200,000	199,497
4.28%, 08/14/2041	1,025,000	833,719
4.40%, 02/12/2052	400,000	299,426
4.50%, 04/22/2029	250,000	250,913
4.50%, 01/31/2050	250,000	193,347
4.60%, 02/10/2048	200,000	158,470
4.75%, 03/22/2031	220,000	218,555
4.75%, 04/27/2032	200,000	195,820
5.00%, 04/27/2051	200,000	164,561
5.38%, 03/22/2033	985,000	984,742
5.40%, 02/09/2028 (a)	850,000	870,442
5.55%, 01/21/2045 (a)	450,000	421,021
5.63%, 09/22/2035	200,000	199,176
5.85%, 07/02/2032	950,000	983,085
6.00%, 05/13/2030	1,000,000	1,053,335
6.00%, 05/07/2036 (a)	2,000,000	2,051,748
6.05%, 01/11/2040	30,000	30,251
6.34%, 05/04/2053	500,000	487,212
6.35%, 02/09/2035	500,000	528,317
6.40%, 05/07/2054	1,250,000	1,223,214
6.63%, 01/29/2038	200,000	210,637
6.88%, 05/13/2037	1,200,000	1,296,523
7.38%, 05/13/2055	500,000	551,048
Series MTN, 4.75%, 03/08/2044	100,000	83,440
		15,296,101
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	1,200,000	974,444
3.16%, 01/23/2030	200,000	186,218
3.30%, 01/19/2033	500,000	430,444
3.87%, 07/23/2060	600,000	387,030
3.88%, 03/17/2028	200,000	197,008
4.50%, 05/15/2047	50,000	38,628
4.50%, 04/16/2050	700,000	528,329
4.50%, 04/01/2056	500,000	366,252
6.40%, 02/14/2035 (a)	200,000	207,301
6.70%, 01/26/2036	50,000	52,842
6.85%, 03/28/2054 (a)	850,000	864,674
8.00%, 03/01/2038	700,000	798,640
		5,031,810

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PERU — 0.1%
Peru Government International Bonds:
2.78%, 01/23/2031	$1,820,000	$1,680,048
2.78%, 12/01/2060	150,000	84,078
3.00%, 01/15/2034	250,000	217,073
3.23%, 07/28/2121 (a)	150,000	84,136
3.30%, 03/11/2041	815,000	634,023
3.55%, 03/10/2051	70,000	50,081
3.60%, 01/15/2072	250,000	159,510
5.38%, 02/08/2035	100,000	101,953
5.50%, 03/30/2036	111,000	113,223
5.63%, 11/18/2050 (a)	150,000	147,910
5.88%, 08/08/2054 (a)	550,000	552,629
6.20%, 06/30/2055	250,000	260,584
6.55%, 03/14/2037	25,000	27,778
		4,113,026
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	217,557
1.95%, 01/06/2032 (a)	200,000	173,287
2.46%, 05/05/2030	200,000	185,910
2.65%, 12/10/2045	600,000	404,532
2.95%, 05/05/2045	250,000	178,934
3.00%, 02/01/2028	1,500,000	1,463,209
3.20%, 07/06/2046	200,000	146,082
3.70%, 03/01/2041	200,000	170,185
3.70%, 02/02/2042	100,000	83,609
3.95%, 01/20/2040	200,000	179,089
4.63%, 07/17/2028 (a)	500,000	507,482
4.75%, 03/05/2035	350,000	352,317
5.00%, 07/17/2033	200,000	206,403
5.00%, 01/13/2037	150,000	152,096
5.50%, 02/04/2035	1,000,000	1,062,664
5.50%, 01/17/2048 (a)	500,000	510,768
5.60%, 05/14/2049	250,000	255,977
5.61%, 04/13/2033	500,000	535,354
7.75%, 01/14/2031	100,000	116,524
		6,901,979
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	250,000	254,292
4.88%, 02/12/2030	925,000	951,575
4.88%, 10/04/2033	500,000	505,469
5.13%, 09/18/2034	250,000	255,129
5.38%, 02/12/2035	245,000	253,874
5.50%, 11/16/2027	350,000	361,386
5.50%, 04/04/2053	500,000	482,375
5.50%, 03/18/2054	895,000	863,352
5.75%, 11/16/2032	250,000	267,134
		4,194,586
Security Description	Principal Amount	Value
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.13%, 12/29/2026	$200,000	$193,053
2.38%, 04/21/2027	25,000	24,423
2.50%, 06/29/2041	250,000	182,391
4.13%, 10/17/2027	285,000	286,136
4.25%, 09/15/2027	250,000	251,488
4.50%, 01/11/2029	200,000	202,991
5.00%, 01/11/2028	250,000	255,745
5.13%, 09/18/2028	200,000	206,609
5.13%, 01/11/2033	200,000	208,962
5.25%, 01/14/2035	1,000,000	1,062,716
Korea Development Bank:
1.63%, 01/19/2031	250,000	221,327
3.75%, 09/16/2030	200,000	197,973
4.38%, 02/15/2028	200,000	201,967
4.38%, 02/15/2033 (a)	750,000	748,900
4.50%, 02/15/2029	200,000	203,111
4.63%, 02/15/2027	200,000	201,850
4.63%, 02/03/2028	250,000	253,920
4.88%, 02/03/2030	250,000	258,676
Korea International Bonds:
1.00%, 09/16/2030 (a)	200,000	174,456
3.50%, 09/20/2028	200,000	197,778
4.50%, 07/03/2029	350,000	357,422
		5,891,894
SUPRANATIONAL — 1.3%
African Development Bank:
3.50%, 09/18/2029	400,000	396,356
3.88%, 06/12/2028	625,000	628,175
4.00%, 03/18/2030	300,000	302,841
4.13%, 02/25/2027	850,000	854,292
4.38%, 03/14/2028	400,000	406,424
4.50%, 06/12/2035	95,000	97,162
4.63%, 01/04/2027	175,000	176,799
Series GMTN, 4.38%, 11/03/2027	405,000	410,702
Asian Development Bank:
3.13%, 04/27/2032	250,000	238,010
4.38%, 03/22/2035	195,000	198,204
Series GMTN, 0.75%, 10/08/2030	200,000	172,340
Series GMTN, 1.25%, 06/09/2028	100,000	93,853
Series GMTN, 1.50%, 01/20/2027	500,000	485,715
Series GMTN, 1.50%, 03/04/2031	250,000	221,460
Series GMTN, 1.88%, 03/15/2029	250,000	235,280
Series GMTN, 1.88%, 01/24/2030	500,000	462,860
Series GMTN, 2.38%, 08/10/2027	50,000	48,834

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.50%, 11/02/2027	$100,000	$97,645
Series GMTN, 2.63%, 01/12/2027	50,000	49,290
Series GMTN, 3.13%, 08/20/2027	1,000,000	990,030
Series GMTN, 3.13%, 09/26/2028	50,000	49,221
Series GMTN, 3.63%, 08/28/2029	750,000	747,525
Series GMTN, 3.75%, 04/25/2028	175,000	175,313
Series GMTN, 3.75%, 08/28/2030	800,000	798,808
Series GMTN, 3.88%, 09/28/2032	200,000	198,700
Series GMTN, 4.00%, 01/12/2033	170,000	169,796
Series GMTN, 4.13%, 01/12/2027	2,215,000	2,224,635
Series GMTN, 4.13%, 05/30/2030	1,300,000	1,319,383
Series GMTN, 4.13%, 01/12/2034	500,000	501,230
Series GMTN, 4.38%, 01/14/2028	1,240,000	1,259,071
Series GMTN, 4.38%, 03/06/2029	360,000	367,736
Series GMTN, 4.50%, 08/25/2028	383,000	391,644
Asian Infrastructure Investment Bank:
3.63%, 09/15/2028	355,000	354,592
3.75%, 09/14/2027	1,200,000	1,201,644
4.00%, 01/18/2028	500,000	503,405
4.50%, 01/16/2030	250,000	257,263
Corp. Andina de Fomento:
4.13%, 06/30/2028	838,000	841,050
5.00%, 01/24/2029	470,000	484,039
5.00%, 01/22/2030	200,000	207,128
6.00%, 04/26/2027	175,000	180,091
Council of Europe Development Bank:
3.63%, 01/26/2028	150,000	149,762
4.13%, 01/24/2029	550,000	557,123
4.50%, 01/15/2030	200,000	205,808
4.63%, 06/11/2027	80,000	81,126
Series GMTN, 3.63%, 05/08/2028	150,000	149,814
European Bank for Reconstruction & Development:
Series GMTN, 4.38%, 03/09/2028	660,000	670,415
Series MTN, 4.25%, 03/13/2034	400,000	403,956
Security Description	Principal Amount	Value
European Investment Bank:
0.75%, 10/26/2026	$250,000	$242,018
0.75%, 09/23/2030	200,000	172,742
1.25%, 02/14/2031	390,000	341,866
1.63%, 05/13/2031	100,000	88,936
1.75%, 03/15/2029 (a)	133,000	124,731
2.38%, 05/24/2027	100,000	97,901
3.25%, 11/15/2027	1,500,000	1,487,820
3.63%, 07/15/2030 (a)	1,120,000	1,112,978
3.75%, 11/15/2029	750,000	750,885
3.75%, 02/14/2033	990,000	975,239
3.88%, 03/15/2028	1,300,000	1,306,695
3.88%, 06/15/2028	370,000	372,091
3.88%, 10/15/2030	645,000	647,619
4.00%, 02/15/2029	1,180,000	1,191,776
4.13%, 02/13/2034 (a)	286,000	287,155
4.25%, 08/16/2032	1,592,000	1,618,109
4.38%, 03/19/2027	1,260,000	1,271,718
4.38%, 10/10/2031	2,175,000	2,234,203
4.50%, 10/16/2028	500,000	511,930
4.50%, 03/14/2030	1,190,000	1,226,414
4.63%, 02/12/2035	285,000	295,343
4.75%, 06/15/2029	417,000	432,095
Series GMTN, 1.38%, 03/15/2027 (a)	350,000	338,475
Inter-American Development Bank:
0.63%, 09/16/2027	500,000	471,445
1.13%, 07/20/2028	200,000	186,564
1.50%, 01/13/2027	350,000	340,053
2.25%, 06/18/2029	250,000	237,430
2.38%, 07/07/2027	100,000	97,793
3.13%, 09/18/2028	100,000	98,488
3.50%, 09/14/2029	200,000	198,352
3.75%, 06/14/2030	1,050,000	1,048,929
4.00%, 01/12/2028	200,000	201,396
4.13%, 02/15/2029	2,280,000	2,311,122
4.38%, 02/01/2027	250,000	251,945
4.38%, 07/17/2034	250,000	254,575
4.38%, 01/24/2044	75,000	70,862
4.50%, 02/15/2030 (a)	350,000	360,479
Series GMTN, 1.13%, 01/13/2031	750,000	653,632
Series GMTN, 3.63%, 09/17/2031	1,000,000	984,970
Series GMTN, 4.38%, 07/16/2035	710,000	719,202
Series GMTN, 4.50%, 09/13/2033	200,000	205,746
Inter-American Investment Corp.:
4.13%, 02/15/2028	200,000	201,504
4.25%, 02/14/2029	175,000	177,356
4.25%, 04/01/2030	250,000	253,805

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	$1,890,000	$1,777,129
0.75%, 08/26/2030	170,000	147,087
0.88%, 05/14/2030	250,000	219,585
1.13%, 09/13/2028	500,000	464,760
1.25%, 02/10/2031	500,000	437,665
1.38%, 04/20/2028	250,000	236,178
1.63%, 11/03/2031	1,000,000	876,550
1.75%, 10/23/2029	250,000	231,520
2.50%, 11/22/2027	250,000	244,075
3.13%, 06/15/2027	700,000	693,504
3.50%, 07/12/2028	2,100,000	2,090,529
3.63%, 05/05/2028	1,500,000	1,498,800
3.88%, 10/16/2029	2,325,000	2,337,322
3.88%, 02/14/2030	825,000	828,960
3.88%, 08/28/2034	1,435,000	1,409,242
4.00%, 07/25/2030	500,000	504,775
4.00%, 01/10/2031	500,000	503,935
4.00%, 05/06/2032	1,200,000	1,202,544
4.13%, 03/20/2030	1,180,000	1,197,511
4.38%, 08/27/2035	1,695,000	1,717,679
4.50%, 04/10/2031	455,000	469,460
Series GMTN, 4.63%, 01/15/2032	1,140,000	1,183,388
Series GMTN, 4.75%, 02/15/2035	25,000	26,085
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	500,000	484,715
Series GMTN, 3.88%, 07/02/2030	570,000	572,673
Series GMTN, 4.25%, 07/02/2029	280,000	285,124
Series GMTN, 4.50%, 01/21/2028	275,000	279,978
Series GMTN, 4.50%, 07/13/2028	1,135,000	1,159,414
Nordic Investment Bank:
3.75%, 08/28/2028	250,000	250,678
3.75%, 05/09/2030	500,000	499,745
4.25%, 02/28/2029	200,000	203,424
4.38%, 03/14/2028	200,000	203,228
		71,708,199
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.75%, 05/08/2028	375,000	375,134
4.13%, 06/14/2028	200,000	201,948
Series GMTN, 2.25%, 03/22/2027 (a)	250,000	244,357
Series GMTN, 3.75%, 09/13/2027	200,000	200,083
Security Description	Principal Amount	Value
Series GMTN, 3.88%, 08/04/2027	$750,000	$751,422
		1,772,944
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	585,000	549,051
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	226,230
4.38%, 01/23/2031	280,000	283,380
4.98%, 04/20/2055	400,000	364,681
5.10%, 06/18/2050	675,000	639,822
5.44%, 02/14/2037	687,500	719,309
5.75%, 10/28/2034	350,000	375,624
		3,158,097
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $172,960,968)		170,661,750
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.5%
Federal Farm Credit Banks Funding Corp.:
0.68%, 1/13/2027	250,000	239,977
0.70%, 1/27/2027	100,000	96,101
0.79%, 6/21/2027	125,000	118,647
0.90%, 8/19/2027	100,000	94,695
1.00%, 8/3/2027	100,000	94,906
1.04%, 1/25/2029	150,000	136,671
1.10%, 8/10/2029	150,000	134,697
1.14%, 8/20/2029	150,000	134,806
1.15%, 8/12/2030	100,000	87,279
1.32%, 9/9/2030	100,000	87,876
1.38%, 1/14/2031	250,000	217,689
1.65%, 7/23/2035	100,000	75,937
1.69%, 8/20/2035	100,000	76,404
1.95%, 8/13/2040	100,000	68,309
1.99%, 3/17/2031	500,000	450,405
3.63%, 8/27/2027	750,000	749,558
Federal Home Loan Banks:
0.83%, 2/10/2027	100,000	95,960
0.90%, 2/26/2027	150,000	144,047
1.00%, 8/16/2028	250,000	230,465
1.25%, 12/21/2026	1,000,000	971,166
3.25%, 6/9/2028	500,000	494,817
3.25%, 11/16/2028	280,000	277,132
3.50%, 9/9/2027	2,375,000	2,368,164
3.88%, 6/4/2027	1,750,000	1,755,736
4.00%, 6/30/2028	500,000	504,579
4.13%, 1/15/2027 (a)	500,000	502,411
4.63%, 11/17/2026	1,000,000	1,010,071
4.75%, 4/9/2027	2,160,000	2,194,218
Series 677, 5.50%, 7/15/2036	135,000	147,618

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
1.50%, 5/1/2036	$3,825,945	$3,434,656
1.50%, 4/1/2037	8,355,828	7,479,441
1.50%, 12/1/2040	1,922,919	1,628,558
1.50%, 2/1/2051	1,852,288	1,425,239
1.50%, 10/1/2051	7,250,122	5,576,272
1.50%, 11/1/2051	4,737,586	3,643,627
2.00%, 2/1/2036	1,686,782	1,554,295
2.00%, 3/1/2036	6,934,158	6,427,478
2.00%, 6/1/2036	1,371,926	1,265,111
2.00%, 1/1/2037	1,988,489	1,828,902
2.00%, 4/1/2037	1,184,112	1,088,926
2.00%, 7/1/2041	5,134,973	4,474,020
2.00%, 9/1/2050	5,215,584	4,275,837
2.00%, 10/1/2050	1,072,255	873,701
2.00%, 12/1/2050	815,589	663,994
2.00%, 1/1/2051	5,599,342	4,556,635
2.00%, 2/1/2051	2,562,186	2,084,164
2.00%, 3/1/2051	5,607,045	4,566,813
2.00%, 6/1/2051	918,381	753,330
2.00%, 7/1/2051	10,780,562	8,750,534
2.00%, 9/1/2051	6,157,387	4,993,628
2.00%, 11/1/2051	6,191,015	5,016,582
2.00%, 12/1/2051	1,635,319	1,343,676
2.00%, 2/1/2052	7,239,773	5,880,363
2.00%, 3/1/2052	4,447,391	3,601,650
2.22%, 7/13/2040	150,000	103,245
2.50%, 10/1/2029	6,285	6,133
2.50%, 1/1/2031	16,504	15,998
2.50%, 5/1/2031	26,699	25,813
2.50%, 6/1/2031	49,660	47,980
2.50%, 10/1/2031	48,812	47,100
2.50%, 12/1/2031	65,588	63,341
2.50%, 12/1/2032	239,130	229,221
2.50%, 2/1/2033	251,775	241,271
2.50%, 9/1/2035	352,195	333,560
2.50%, 1/1/2037	1,273,104	1,198,010
2.50%, 1/1/2042	849,433	758,409
2.50%, 7/1/2042	2,605,885	2,330,547
2.50%, 9/1/2046	523,707	453,057
2.50%, 7/1/2050	4,238,382	3,612,898
2.50%, 10/1/2050	1,507,611	1,283,407
2.50%, 1/1/2051	624,001	528,273
2.50%, 2/1/2051	5,816,521	4,950,296
2.50%, 6/1/2051	4,728,474	3,986,844
2.50%, 7/1/2051	4,900,335	4,157,717
2.50%, 9/1/2051	4,136,346	3,506,944
2.50%, 10/1/2051	3,444,747	2,919,514
2.50%, 11/1/2051	4,238,915	3,591,280
2.50%, 12/1/2051	13,176,163	11,203,807
2.50%, 3/1/2052	3,103,420	2,627,763
2.50%, 4/1/2052	25,887,698	22,002,410
2.50%, 1/1/2054	9,284,906	7,874,955
3.00%, 10/1/2030	103,046	101,093
Security Description	Principal Amount	Value
3.00%, 12/1/2030	$20,034	$19,621
3.00%, 5/1/2031	15,199	14,856
3.00%, 12/1/2031	91,363	89,086
3.00%, 2/1/2032	120,369	117,315
3.00%, 5/1/2032	120,373	117,196
3.00%, 7/1/2032	34,288	33,367
3.00%, 1/1/2033	149,171	144,896
3.00%, 3/1/2035	666,741	641,593
3.00%, 5/1/2035	308,859	298,320
3.00%, 4/1/2036	96,257	91,810
3.00%, 6/1/2036	62,283	59,317
3.00%, 2/1/2038	187,675	177,257
3.00%, 5/1/2042	2,064,029	1,901,885
3.00%, 1/1/2043	1,007,435	926,715
3.00%, 7/1/2043	1,034,675	954,303
3.00%, 6/1/2045	23,899	21,687
3.00%, 8/1/2045	154,835	141,799
3.00%, 4/1/2046	90,276	81,749
3.00%, 6/1/2046	1,148,994	1,057,976
3.00%, 7/1/2046	1,530,617	1,387,197
3.00%, 8/1/2046	173,155	156,799
3.00%, 9/1/2046	56,134	50,832
3.00%, 10/1/2046	96,413	87,306
3.00%, 11/1/2046	350,435	317,334
3.00%, 12/1/2046	317,481	287,492
3.00%, 1/1/2047	230,240	208,492
3.00%, 2/1/2047	636,685	568,564
3.00%, 4/1/2047	1,492,980	1,353,086
3.00%, 9/1/2049	151,253	134,810
3.00%, 12/1/2049	147,533	131,494
3.00%, 2/1/2050	10,585,211	9,447,940
3.00%, 5/1/2050	1,293,667	1,155,301
3.00%, 7/1/2050	3,297,342	2,941,607
3.00%, 8/1/2050	2,791,586	2,507,869
3.00%, 6/1/2051	3,128,128	2,774,465
3.00%, 12/1/2051	2,029,668	1,789,797
3.00%, 3/1/2052	6,958,456	6,147,621
3.00%, 4/1/2052	830,602	732,118
3.00%, 5/1/2052	1,870,685	1,648,662
3.00%, 8/1/2052	1,320,833	1,163,763
3.50%, 4/1/2032	61,737	60,836
3.50%, 6/1/2033	118,896	116,683
3.50%, 9/1/2033	80,241	78,697
3.50%, 11/1/2034	62,105	60,595
3.50%, 3/1/2037	78,283	75,749
3.50%, 10/1/2037	1,064,919	1,033,164
3.50%, 7/1/2038	936,730	908,798
3.50%, 4/1/2042	91,527	87,358
3.50%, 12/1/2042	65,766	62,188
3.50%, 8/1/2043	166,998	158,719
3.50%, 5/1/2044	717,208	681,680
3.50%, 11/1/2044	10,075	9,476
3.50%, 1/1/2045	13,751	12,934
3.50%, 7/1/2045	85,149	79,828
3.50%, 10/1/2045	13,119	12,280

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/1/2045	$162,003	$151,760
3.50%, 1/1/2046	19,562	18,311
3.50%, 3/1/2046	39,599	37,040
3.50%, 4/1/2046	56,428	52,782
3.50%, 6/1/2046	67,550	63,186
3.50%, 8/1/2046	771,765	722,395
3.50%, 12/1/2046	226,143	211,531
3.50%, 2/1/2047	147,860	138,306
3.50%, 3/1/2047	140,967	131,858
3.50%, 4/1/2047	79,044	73,683
3.50%, 6/1/2047	74,938	69,855
3.50%, 10/1/2047	137,300	127,988
3.50%, 11/1/2047	49,756	46,381
3.50%, 12/1/2047	108,650	101,281
3.50%, 4/1/2049	111,570	103,253
3.50%, 7/1/2049	295,388	273,073
3.50%, 8/1/2049	881,605	822,205
3.50%, 9/1/2049	1,439,004	1,344,022
3.50%, 10/1/2049	32,462	30,009
3.50%, 3/1/2050	759,623	702,237
3.50%, 9/1/2052	5,436,249	4,995,698
3.50%, 10/1/2052	9,604,207	8,801,214
3.50%, 11/1/2052	1,192,401	1,092,614
4.00%, 11/1/2033	87,647	87,128
4.00%, 4/1/2042	8,372	8,174
4.00%, 6/1/2042	27,232	26,459
4.00%, 7/1/2042	437,294	426,961
4.00%, 12/1/2044	10,221	9,878
4.00%, 4/1/2045	7,122	6,881
4.00%, 10/1/2045	17,709	17,110
4.00%, 12/1/2045	34,198	33,041
4.00%, 1/1/2046	122,305	118,166
4.00%, 2/1/2046	48,043	46,418
4.00%, 1/1/2047	153,521	147,218
4.00%, 2/1/2047	60,868	58,369
4.00%, 6/1/2047	106,517	102,265
4.00%, 9/1/2047	130,208	125,010
4.00%, 11/1/2047	97,860	93,953
4.00%, 1/1/2048	257,301	247,028
4.00%, 10/1/2048	489,738	469,200
4.00%, 4/1/2049	38,760	37,087
4.00%, 2/1/2051	1,942,659	1,856,502
4.00%, 8/1/2052	2,168,915	2,052,752
4.00%, 10/1/2052	320,104	302,441
4.00%, 11/1/2052	678,013	641,386
4.00%, 1/1/2053	4,576,115	4,328,195
4.00%, 7/1/2054	2,952,510	2,782,954
4.50%, 5/1/2042	229,483	229,857
4.50%, 5/1/2044	97,113	96,305
4.50%, 12/1/2045	142,934	141,742
4.50%, 9/1/2046	106,039	105,419
4.50%, 4/1/2047	52,849	52,170
4.50%, 10/1/2047	80,808	79,770
4.50%, 11/1/2047	68,950	68,064
4.50%, 12/1/2047	36,315	35,849
Security Description	Principal Amount	Value
4.50%, 7/1/2048	$190,410	$187,873
4.50%, 9/1/2048	308,036	303,572
4.50%, 11/1/2048	102,551	101,184
4.50%, 6/1/2049	137,123	134,832
4.50%, 11/1/2049	286,742	281,951
4.50%, 6/1/2052	854,946	833,580
4.50%, 10/1/2052	2,881,700	2,808,355
4.50%, 11/1/2052	890,707	867,899
4.50%, 12/1/2052	1,866,715	1,827,390
4.50%, 5/1/2053	191,882	186,823
5.00%, 8/1/2040	1,750,459	1,768,994
5.00%, 7/1/2041	46,771	47,745
5.00%, 7/1/2045	6,793,554	6,828,405
5.00%, 11/1/2048	105,702	106,696
5.00%, 9/1/2052	2,535,967	2,531,570
5.00%, 10/1/2052	603,039	602,488
5.00%, 12/1/2052	1,068,431	1,072,498
5.00%, 2/1/2053	4,763,257	4,748,518
5.00%, 7/1/2053	5,545,598	5,518,278
5.00%, 11/1/2053	3,639,072	3,623,074
5.00%, 12/1/2053	567,808	564,548
5.00%, 11/1/2054	8,918,057	8,846,336
5.00%, 1/1/2055	10,641,133	10,555,555
5.50%, 8/1/2038	128,838	134,040
5.50%, 12/1/2052	353,185	360,549
5.50%, 2/1/2053	1,721,447	1,742,446
5.50%, 7/1/2053	5,387,809	5,450,949
5.50%, 3/1/2054	5,828,854	5,884,605
5.50%, 11/1/2054	18,053,012	18,214,494
5.50%, 5/1/2055	2,905,725	2,931,014
5.50%, 6/1/2055	6,821,911	6,881,282
6.00%, 7/1/2040	50,561	53,398
6.00%, 2/1/2053	1,216,209	1,247,425
6.00%, 9/1/2053	1,133,148	1,172,578
6.00%, 11/1/2053	3,933,374	4,026,499
6.00%, 12/1/2053	1,014,209	1,038,143
6.00%, 6/1/2054	4,629,611	4,735,150
6.00%, 8/1/2054	7,597,396	7,769,181
6.00%, 9/1/2054	3,551,531	3,631,505
6.00%, 6/1/2055	3,824,318	3,908,383
6.00%, 8/1/2055	19,544,396	19,974,016
6.25%, 7/15/2032 (a)	3,960,000	4,496,508
6.50%, 6/1/2053	946,765	978,860
6.50%, 10/1/2053	1,451,941	1,501,161
6.50%, 12/1/2053	2,302,142	2,410,867
6.50%, 1/1/2054	4,069,899	4,207,866
6.50%, 2/1/2055	4,225,010	4,379,261
6.50%, 6/1/2055	3,741,528	3,869,353
6.75%, 3/15/2031	3,900,000	4,456,606
7.00%, 1/1/2054	1,917,329	2,006,497
7.00%, 9/1/2055	3,248,138	3,402,443

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K062, Class A2, 3.41%, 12/25/2026	$1,400,000	$1,390,621
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	999,834
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	250,844
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	159,675
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,599,903
Series K090, Class A2, 3.42%, 2/25/2029	163,934	161,296
Series K091, Class A2, 3.51%, 3/25/2029	2,500,000	2,465,759
Series K092, Class A2, 3.30%, 4/25/2029	350,000	342,670
Series K093, Class A2, 2.98%, 5/25/2029	98,940	95,946
Series K094, Class A2, 2.90%, 6/25/2029	352,767	340,233
Series K098, Class A2, 2.43%, 8/25/2029	100,000	94,606
Series K099, Class A2, 2.60%, 9/25/2029	100,000	95,089
Series K101, Class A2, 2.52%, 10/25/2029	200,000	189,343
Series K109, Class A2, 1.56%, 4/25/2030	100,000	90,112
Series K114, Class A2, 1.37%, 6/25/2030	85,000	75,400
Series K115, Class A2, 1.38%, 6/25/2030	400,000	355,112
Series K118, Class A2, 1.49%, 9/25/2030	750,000	664,944
Series K121, Class A2, 1.55%, 10/25/2030	320,000	283,414
Series K123, Class A2, 1.62%, 12/25/2030	233,333	206,873
Series K124, Class A2, 1.66%, 12/25/2030	500,000	443,360
Series K126, Class A2, 2.07%, 1/25/2031	500,000	452,675
Series K127, Class A2, 2.11%, 1/25/2031	1,950,000	1,766,240
Series K131, Class A2, 1.85%, 7/25/2031	500,000	442,593
Series K140, Class A2, 2.25%, 1/25/2032	1,000,000	892,765
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	237,814
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	199,163
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	430,147
Security Description	Principal Amount	Value
Series K1522, Class A2, 2.36%, 10/25/2036	$1,250,000	$1,008,585
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	497,341
Series K514, Class A2, 4.57%, 12/25/2028	1,000,000	1,014,986
Series K515, Class A2, 5.40%, 1/25/2029	3,000,000	3,113,618
Series K528, Class A2, 4.51%, 7/25/2029	750,000	761,310
Series K735, Class A2, 2.86%, 5/25/2026	190,416	188,897
Series K743, Class A2, 1.77%, 5/25/2028	300,000	284,073
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	474,357
Series K755, Class A2, 5.20%, 2/25/2031	2,500,000	2,622,079
Series K761, Class A2, 4.40%, 6/25/2032	1,000,000	1,007,846
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	396,310
Series K544, Class A2, VRN, 4.27%, 7/25/2030 (c)	1,400,000	1,409,471
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	157,609
Federal National Mortgage Association:
0.75%, 10/8/2027	4,900,000	4,628,044
0.88%, 12/18/2026	125,000	120,646
0.88%, 8/5/2030	1,900,000	1,659,848
1.50%, 7/1/2036	2,764,461	2,480,454
1.50%, 9/1/2036	1,800,537	1,614,726
1.50%, 10/1/2036	2,764,873	2,478,906
1.50%, 3/1/2037	3,726,742	3,335,869
1.50%, 4/1/2037	1,101,222	985,722
1.50%, 1/1/2042	691,754	580,205
1.50%, 11/1/2050	5,615,592	4,321,558
1.50%, 12/1/2050	2,262,623	1,741,146
1.50%, 3/1/2051	2,364,896	1,819,550
1.50%, 11/1/2051	6,804,489	5,233,260
2.00%, 11/1/2031	34,189	32,543
2.00%, 8/1/2035	543,674	504,450
2.00%, 11/1/2035	1,372,982	1,272,658
2.00%, 12/1/2035	725,294	671,851
2.00%, 2/1/2036	1,625,625	1,505,339
2.00%, 6/1/2036	2,575,621	2,375,243
2.00%, 7/1/2036	2,274,381	2,096,931
2.00%, 10/1/2036	769,804	709,387
2.00%, 12/1/2036	5,221,153	4,809,772
2.00%, 5/1/2037	3,578,494	3,290,833
2.00%, 6/1/2041	6,146,780	5,359,425
2.00%, 11/1/2041	1,807,466	1,570,306
2.00%, 1/1/2042	3,684,702	3,196,631

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 7/1/2050	$643,267	$524,824
2.00%, 8/1/2050	1,132,630	923,687
2.00%, 9/1/2050	1,712,875	1,412,750
2.00%, 10/1/2050	14,860,095	12,108,397
2.00%, 11/1/2050	13,036,097	10,617,611
2.00%, 12/1/2050	4,837,472	3,938,327
2.00%, 1/1/2051	14,197,983	11,549,808
2.00%, 2/1/2051	2,423,921	1,971,694
2.00%, 3/1/2051	12,256,082	9,940,219
2.00%, 4/1/2051	3,983,438	3,237,507
2.00%, 5/1/2051	7,657,921	6,227,969
2.00%, 7/1/2051	10,286,825	8,360,878
2.00%, 8/1/2051	963,909	782,400
2.00%, 9/1/2051	5,266,422	4,273,489
2.00%, 11/1/2051	17,823,714	14,453,605
2.00%, 12/1/2051	6,470,609	5,247,376
2.00%, 1/1/2052	4,023,009	3,257,040
2.00%, 2/1/2052	6,995,292	5,686,422
2.00%, 3/1/2052	2,590,059	2,093,208
2.00%, 4/1/2052	7,500,551	6,112,711
2.00%, 5/1/2052	6,984,091	5,738,042
2.00%, 6/1/2052	11,476,684	9,254,124
2.00%, 10/1/2052	3,766,538	3,053,341
2.50%, 3/1/2029	25,939	25,502
2.50%, 7/1/2030	141,870	139,368
2.50%, 2/1/2031	25,279	24,494
2.50%, 10/1/2031	48,743	46,952
2.50%, 12/1/2031	88,744	85,505
2.50%, 1/1/2032	33,607	32,365
2.50%, 4/1/2032	317,748	305,888
2.50%, 6/1/2032	777,991	751,809
2.50%, 10/1/2032	109,733	105,171
2.50%, 12/1/2032	214,461	205,328
2.50%, 1/1/2033	122,136	116,958
2.50%, 2/1/2035	1,309,826	1,262,310
2.50%, 8/1/2035	1,610,156	1,525,719
2.50%, 9/1/2035	2,134,759	2,021,806
2.50%, 2/1/2036	602,863	567,947
2.50%, 8/1/2036	1,997,454	1,882,095
2.50%, 3/1/2037	753,059	708,170
2.50%, 6/1/2040	211,979	192,544
2.50%, 8/1/2040	124,051	112,581
2.50%, 4/1/2042	4,312,659	3,861,655
2.50%, 11/1/2049	1,244,698	1,061,581
2.50%, 12/1/2049	552,536	471,248
2.50%, 7/1/2050	997,256	849,876
2.50%, 8/1/2050	2,425,189	2,066,029
2.50%, 10/1/2050	1,541,816	1,312,525
2.50%, 11/1/2050	1,886,127	1,605,047
2.50%, 12/1/2050	1,072,684	912,496
2.50%, 4/1/2051	6,308,221	5,361,788
2.50%, 7/1/2051	6,009,312	5,098,634
2.50%, 8/1/2051	10,417,651	8,845,058
2.50%, 9/1/2051	3,549,491	3,012,580
2.50%, 10/1/2051	12,946,913	10,962,868
Security Description	Principal Amount	Value
2.50%, 11/1/2051	$6,041,573	$5,137,806
2.50%, 12/1/2051	3,203,991	2,747,685
2.50%, 1/1/2052	6,065,037	5,130,253
2.50%, 2/1/2052	1,017,300	860,928
2.50%, 3/1/2052	5,122,614	4,337,478
2.50%, 4/1/2052	4,841,146	4,098,775
2.50%, 1/1/2054	4,961,854	4,205,302
3.00%, 10/1/2028	10,527	10,376
3.00%, 8/1/2029	6,390	6,282
3.00%, 5/1/2030	18,142	17,928
3.00%, 6/1/2030	6,617	6,491
3.00%, 8/1/2030	138,041	135,457
3.00%, 9/1/2030	7,966	7,801
3.00%, 11/1/2030	17,233	16,874
3.00%, 12/1/2030	103,987	101,807
3.00%, 4/1/2031	55,032	53,757
3.00%, 12/1/2031	97,277	94,805
3.00%, 2/1/2032	291,579	284,116
3.00%, 5/1/2032	106,201	103,312
3.00%, 8/1/2032	34,999	34,009
3.00%, 10/1/2032	60,896	59,144
3.00%, 2/1/2034	278,097	270,298
3.00%, 7/1/2034	79,420	76,649
3.00%, 6/1/2035	1,031,220	993,347
3.00%, 6/1/2036	18,067	17,195
3.00%, 8/1/2036	90,862	86,423
3.00%, 9/1/2036	162,596	154,567
3.00%, 10/1/2036	50,565	48,033
3.00%, 12/1/2036	98,353	93,188
3.00%, 4/1/2037	459,007	437,040
3.00%, 6/1/2037	1,072,878	1,028,420
3.00%, 11/1/2037	206,351	189,586
3.00%, 2/1/2038	1,473,733	1,412,665
3.00%, 5/1/2042	1,605,335	1,479,225
3.00%, 6/1/2042	395,367	363,244
3.00%, 6/1/2043	116,072	106,654
3.00%, 7/1/2043	25,970	23,924
3.00%, 2/1/2044	215,260	198,304
3.00%, 1/1/2045	381,558	351,503
3.00%, 5/1/2045	351,994	324,268
3.00%, 9/1/2045	20,091	18,209
3.00%, 11/1/2045	137,025	124,186
3.00%, 12/1/2045	26,486	24,004
3.00%, 5/1/2046	185,374	167,663
3.00%, 7/1/2046	208,722	188,780
3.00%, 10/1/2046	139,290	125,982
3.00%, 11/1/2046	291,773	263,896
3.00%, 12/1/2046	263,906	238,691
3.00%, 1/1/2047	737,014	666,598
3.00%, 2/1/2047	235,978	213,432
3.00%, 5/1/2047	274,756	247,265
3.00%, 11/1/2047	144,787	130,301
3.00%, 9/1/2049	1,285,019	1,145,530
3.00%, 11/1/2049	435,953	388,558
3.00%, 12/1/2049	3,514,664	3,142,971

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 1/1/2050	$1,269,716	$1,131,677
3.00%, 2/1/2050	3,093,269	2,797,729
3.00%, 3/1/2050	818,400	729,066
3.00%, 5/1/2050	914,975	814,534
3.00%, 7/1/2050	803,364	714,677
3.00%, 8/1/2050	332,596	295,777
3.00%, 9/1/2050	2,097,415	1,870,486
3.00%, 10/1/2050	153,740	136,625
3.00%, 1/1/2051	2,980,636	2,670,333
3.00%, 4/1/2051	637,806	572,193
3.00%, 1/1/2052	2,193,152	1,940,445
3.00%, 2/1/2052	3,617,815	3,198,588
3.00%, 5/1/2052	5,552,918	4,893,868
3.00%, 6/1/2052	10,161,982	8,991,848
3.00%, 10/1/2053	4,994,718	4,423,835
3.50%, 11/1/2025	89	89
3.50%, 1/1/2027	670	666
3.50%, 5/1/2029	6,675	6,612
3.50%, 10/1/2029	6,787	6,718
3.50%, 2/1/2031	8,442	8,384
3.50%, 3/1/2032	47,682	46,955
3.50%, 4/1/2032	71,177	70,100
3.50%, 2/1/2033	153,287	150,730
3.50%, 4/1/2033	46,267	45,353
3.50%, 11/1/2034	359,212	350,744
3.50%, 12/1/2035	11,392	11,060
3.50%, 1/1/2037	89,866	86,963
3.50%, 2/1/2037	122,686	118,683
3.50%, 7/1/2037	52,061	50,280
3.50%, 4/1/2038	115,174	110,763
3.50%, 2/1/2041	41,254	39,324
3.50%, 10/1/2044	9,091	8,541
3.50%, 1/1/2045	24,852	23,348
3.50%, 2/1/2045	1,117,399	1,055,355
3.50%, 5/1/2045	10,233	9,567
3.50%, 8/1/2045	33,984	31,872
3.50%, 11/1/2045	11,786	11,019
3.50%, 12/1/2045	182,944	171,035
3.50%, 1/1/2046	123,200	115,181
3.50%, 2/1/2046	156,287	146,114
3.50%, 4/1/2046	87,375	81,632
3.50%, 5/1/2046	129,818	121,286
3.50%, 6/1/2046	32,645	30,499
3.50%, 7/1/2046	97,677	91,257
3.50%, 8/1/2046	1,004,209	953,257
3.50%, 1/1/2047	152,524	142,500
3.50%, 2/1/2047	691,342	643,857
3.50%, 3/1/2047	145,678	136,104
3.50%, 4/1/2047	292,307	272,149
3.50%, 5/1/2047	1,118,898	1,045,487
3.50%, 6/1/2047	114,633	106,728
3.50%, 7/1/2047	1,490,335	1,407,584
3.50%, 9/1/2047	106,651	99,296
3.50%, 10/1/2047	954,906	889,055
3.50%, 11/1/2047	28,033	26,100
Security Description	Principal Amount	Value
3.50%, 12/1/2047	$2,529,974	$2,375,175
3.50%, 1/1/2048	59,948	55,814
3.50%, 2/1/2048	96,896	90,368
3.50%, 6/1/2048	160,568	149,236
3.50%, 10/1/2048	507,859	472,836
3.50%, 11/1/2048	970,033	904,799
3.50%, 3/1/2049	1,132,073	1,054,003
3.50%, 5/1/2049	988,056	913,413
3.50%, 6/1/2049	2,669,786	2,485,674
3.50%, 7/1/2049	147,652	136,498
3.50%, 8/1/2049	416,587	385,116
3.50%, 2/1/2050	2,940,705	2,740,302
3.50%, 6/1/2050	238,516	220,335
3.50%, 8/1/2050	2,303,351	2,153,430
3.50%, 1/1/2051	3,960,830	3,661,608
3.50%, 7/1/2051	628,778	581,277
3.50%, 9/1/2051	3,392,971	3,123,244
3.50%, 12/1/2051	272,765	250,664
3.50%, 5/1/2052	2,776,216	2,555,480
3.50%, 6/1/2052	4,118,251	3,774,886
3.50%, 7/1/2052	1,956,352	1,800,995
3.50%, 2/1/2053	2,016,424	1,861,765
4.00%, 3/1/2031	29,016	28,892
4.00%, 10/1/2033	30,523	30,361
4.00%, 10/1/2037	314,591	309,572
4.00%, 1/1/2038	987,165	974,950
4.00%, 1/1/2039	36,039	35,352
4.00%, 2/1/2039	30,725	30,146
4.00%, 12/1/2040	17,506	17,057
4.00%, 2/1/2043	93,877	91,468
4.00%, 10/1/2043	204,429	199,018
4.00%, 11/1/2043	64,399	62,609
4.00%, 12/1/2043	64,483	62,690
4.00%, 10/1/2044	11,428	11,031
4.00%, 1/1/2045	206,358	200,254
4.00%, 3/1/2045	11,734	11,323
4.00%, 5/1/2045	590,914	570,418
4.00%, 7/1/2045	11,110	10,721
4.00%, 9/1/2045	44,948	43,376
4.00%, 12/1/2045	19,047	18,381
4.00%, 2/1/2046	1,051,506	1,024,862
4.00%, 4/1/2046	38,192	36,581
4.00%, 7/1/2046	62,837	60,188
4.00%, 10/1/2046	1,081,595	1,054,793
4.00%, 11/1/2046	580,470	561,627
4.00%, 12/1/2046	141,245	135,287
4.00%, 4/1/2047	221,217	212,128
4.00%, 7/1/2047	1,175,920	1,120,385
4.00%, 8/1/2047	102,111	97,919
4.00%, 9/1/2047	104,100	99,825
4.00%, 12/1/2047	144,308	138,383
4.00%, 2/1/2048	317,091	304,071
4.00%, 6/1/2048	244,516	233,986
4.00%, 7/1/2048	94,966	90,876
4.00%, 9/1/2048	557,193	533,197

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/2048	$1,023,353	$979,254
4.00%, 1/1/2049	617,167	594,232
4.00%, 6/1/2049	479,852	460,150
4.00%, 7/1/2049	348,188	332,746
4.00%, 8/1/2049	610,329	584,046
4.00%, 9/1/2049	126,189	120,592
4.00%, 2/1/2050	396,317	378,740
4.00%, 7/1/2050	1,091,415	1,044,413
4.00%, 3/1/2051	1,760,250	1,682,183
4.00%, 5/1/2051	2,956,582	2,829,258
4.00%, 7/1/2052	934,751	890,063
4.00%, 8/1/2052	2,057,458	1,956,916
4.00%, 10/1/2052	4,327,081	4,097,909
4.00%, 5/1/2053	1,927,469	1,818,673
4.00%, 10/1/2053	3,245,794	3,100,738
4.00%, 11/1/2054	5,150,032	4,854,276
4.00%, 7/1/2055	3,957,645	3,730,395
4.50%, 5/1/2038	741,320	742,330
4.50%, 9/1/2039	121,916	121,971
4.50%, 12/1/2040	12,252	12,299
4.50%, 1/1/2042	22,236	22,185
4.50%, 9/1/2043	38,325	38,386
4.50%, 11/1/2043	4,218	4,195
4.50%, 5/1/2044	60,083	59,513
4.50%, 6/1/2044	14,996	14,854
4.50%, 2/1/2046	70,439	70,708
4.50%, 3/1/2046	235,484	234,221
4.50%, 5/1/2046	180,479	180,560
4.50%, 7/1/2046	59,728	59,175
4.50%, 11/1/2047	201,527	198,697
4.50%, 4/1/2048	84,825	83,596
4.50%, 7/1/2048	388,057	382,432
4.50%, 8/1/2048	249,833	246,220
4.50%, 12/1/2048	97,348	95,937
4.50%, 1/1/2049	32,965	32,487
4.50%, 4/1/2049	49,427	48,601
4.50%, 3/1/2050	342,044	336,329
4.50%, 7/1/2052	1,091,299	1,064,841
4.50%, 8/1/2052	10,797,438	10,525,963
4.50%, 2/1/2053	697,669	679,588
4.50%, 3/1/2053	1,633,492	1,591,984
4.50%, 8/1/2053	1,959,793	1,916,101
4.50%, 3/1/2054	7,153,336	6,964,024
4.50%, 11/1/2054	2,941,781	2,854,050
4.50%, 1/1/2055	3,475,765	3,372,109
5.00%, 1/1/2039	183,502	187,157
5.00%, 6/1/2040	58,661	59,837
5.00%, 7/1/2041	12,529	12,781
5.00%, 5/1/2042	16,087	16,411
5.00%, 11/1/2044	178,137	181,755
5.00%, 1/1/2045	9,501	9,671
5.00%, 6/1/2048	116,368	117,223
5.00%, 9/1/2048	124,888	126,063
5.00%, 3/1/2050	169,779	171,521
5.00%, 9/1/2052	1,319,116	1,315,710
Security Description	Principal Amount	Value
5.00%, 10/1/2052	$450,347	$448,653
5.00%, 6/1/2053	3,824,234	3,806,953
5.00%, 10/1/2053	1,360,540	1,353,005
5.00%, 11/1/2054	1,966,449	1,950,634
5.50%, 2/1/2037	8,890	9,239
5.50%, 4/1/2038	41,051	42,663
5.50%, 9/1/2040	1,413,742	1,444,700
5.50%, 9/1/2041	21,143	21,973
5.50%, 5/1/2044	235,600	244,760
5.50%, 12/1/2052	444,823	454,226
5.50%, 2/1/2053	1,972,904	2,001,170
5.50%, 5/1/2053	2,762,261	2,796,488
5.50%, 9/1/2053	4,108,236	4,147,326
5.50%, 10/1/2053	3,040,096	3,068,899
5.50%, 8/1/2054	1,832,575	1,849,393
5.50%, 12/1/2054	2,325,027	2,345,644
5.50%, 2/1/2055	8,280,354	8,353,643
5.63%, 7/15/2037	80,000	88,296
6.00%, 2/1/2053	2,737,967	2,808,242
6.00%, 5/1/2053	1,095,910	1,121,657
6.00%, 7/1/2053	862,232	890,009
6.00%, 8/1/2053	1,321,150	1,352,735
6.00%, 5/1/2054	3,697,529	3,782,163
6.00%, 8/1/2054	4,889,671	5,000,231
6.00%, 9/1/2054	6,953,455	7,110,035
6.00%, 7/1/2055	7,813,509	7,985,263
6.50%, 7/1/2053	799,159	826,250
6.50%, 10/1/2053	1,429,640	1,478,103
6.50%, 12/1/2053	1,838,582	1,900,908
6.50%, 6/1/2054	2,107,642	2,178,565
6.50%, 8/1/2054	2,202,021	2,276,119
6.50%, 9/1/2054	2,311,259	2,394,129
6.63%, 11/15/2030	365,000	412,667
7.00%, 11/1/2053	845,443	885,226
7.25%, 5/15/2030	75,000	86,059
2.00%, 10/1/2051	9,905,425	8,029,825
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (c)	233,647	230,405
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	219,418	215,498
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	216,711	212,292
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (c)	709,085	702,559
Series 2020-M14, Class A2, 1.78%, 5/25/2030	467,030	425,188
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	176,537
Series 2020-M8, Class A2, 1.82%, 2/25/2030	134,788	123,566
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	725,000	630,006
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	300,000	261,435

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	$1,000,000	$1,027,588
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	243,051
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (c)	343,680	304,026
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	550,000	466,702
Series 2021-M1, Class A2, VRN, 1.43%, 11/25/2030 (c)	61,250	53,685
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	280,000	245,050
FREMF Mortgage Trust:
Series K533, Class A2, VRN, 4.23%, 12/25/2029 (c)	300,000	301,708
Series K759, Class A2, VRN, 4.80%, 1/25/2032 (c)	1,000,000	1,030,768
Series K760, Class A2, VRN, 4.55%, 1/25/2032 (c)	800,000	813,838
Government National Mortgage Association:
2.00%, 9/20/2050	552,494	457,597
2.00%, 12/20/2050	10,784,644	8,929,751
2.00%, 1/20/2051	1,503,996	1,245,202
2.00%, 4/20/2051	3,193,469	2,643,869
2.00%, 5/20/2051	1,701,888	1,408,957
2.00%, 6/20/2051	4,851,077	4,016,008
2.00%, 8/20/2051	2,925,920	2,422,134
2.00%, 9/20/2051	5,549,366	4,593,763
2.00%, 12/20/2051	3,071,893	2,542,729
2.00%, 1/20/2052	5,363,963	4,439,862
2.00%, 3/20/2052	4,356,108	3,605,053
2.00%, 4/20/2052	2,393,879	1,981,140
2.00%, 5/20/2052	3,083,636	2,551,973
2.50%, 12/20/2046	2,666,044	2,332,077
2.50%, 4/20/2050	2,968,650	2,561,844
2.50%, 8/20/2050	2,686,760	2,317,752
2.50%, 9/20/2050	1,906,377	1,644,402
2.50%, 10/20/2050	1,586,842	1,368,655
2.50%, 11/20/2050	2,917,376	2,516,018
2.50%, 12/20/2050	1,235,411	1,064,522
2.50%, 1/20/2051	3,018,859	2,603,073
2.50%, 4/20/2051	1,793,116	1,544,607
2.50%, 7/20/2051	5,496,658	4,734,107
2.50%, 8/20/2051	2,751,195	2,369,395
2.50%, 9/20/2051	15,810,493	13,615,638
2.50%, 10/20/2051	2,187,626	1,883,832
2.50%, 1/20/2052	2,591,644	2,231,505
2.50%, 3/20/2052	780,114	671,756
Security Description	Principal Amount	Value
2.50%, 4/20/2052	$831,710	$716,186
2.50%, 5/20/2052	4,210,095	3,625,317
3.00%, 1/20/2043	178,662	164,016
3.00%, 5/20/2043	88,212	80,991
3.00%, 12/20/2044	13,396	12,194
3.00%, 3/20/2045	6,729	6,108
3.00%, 4/20/2045	20,799	18,947
3.00%, 6/20/2045	319,624	290,144
3.00%, 7/20/2045	21,192	19,237
3.00%, 8/20/2045	21,091	19,146
3.00%, 2/20/2046	607,788	558,033
3.00%, 3/20/2046	187,935	170,103
3.00%, 4/20/2046	1,050,118	950,478
3.00%, 5/20/2046	30,985	28,045
3.00%, 7/20/2046	19,818	17,937
3.00%, 8/20/2046	64,527	58,404
3.00%, 9/20/2046	45,739	41,486
3.00%, 10/20/2046	1,257,211	1,137,922
3.00%, 11/20/2046	85,113	77,037
3.00%, 12/20/2046	340,965	308,612
3.00%, 2/20/2047	178,387	161,461
3.00%, 4/20/2047	252,542	228,403
3.00%, 6/20/2047	76,150	69,005
3.00%, 7/20/2047	142,683	129,045
3.00%, 8/20/2047	71,337	64,518
3.00%, 10/20/2047	104,505	94,516
3.00%, 1/20/2048	394,113	356,441
3.00%, 2/20/2048	232,479	210,258
3.00%, 3/20/2048	392,794	355,248
3.00%, 11/20/2049	634,094	568,830
3.00%, 12/20/2049	1,817,727	1,630,640
3.00%, 2/20/2050	1,304,803	1,170,004
3.00%, 3/20/2050	2,912,462	2,609,420
3.00%, 6/20/2050	1,075,212	964,065
3.00%, 7/20/2050	1,330,604	1,192,483
3.00%, 12/20/2050	1,591,644	1,427,534
3.00%, 5/20/2051	1,998,601	1,788,029
3.00%, 8/20/2051	3,263,714	2,919,094
3.00%, 9/20/2051	2,749,133	2,458,636
3.00%, 12/20/2051	2,218,481	1,982,152
3.00%, 3/20/2052	1,978,081	1,767,323
3.00%, 4/20/2052	7,116,592	6,358,344
3.00%, 5/20/2052	1,414,486	1,263,777
3.00%, 6/20/2052	1,061,007	947,960
3.50%, 10/20/2042	138,353	130,317
3.50%, 1/20/2043	604,028	568,944
3.50%, 5/20/2043	21,446	20,129
3.50%, 9/20/2043	13,935	13,079
3.50%, 11/20/2043	114,425	107,397
3.50%, 6/20/2044	523,056	488,545
3.50%, 10/20/2044	11,835	11,054
3.50%, 12/20/2044	7,753	7,241
3.50%, 3/20/2045	6,807	6,325
3.50%, 4/20/2045	22,578	20,978
3.50%, 6/20/2045	302,622	281,199

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2045	$596,648	$554,410
3.50%, 1/20/2046	2,077,362	1,930,302
3.50%, 3/20/2046	47,528	44,163
3.50%, 4/20/2046	25,466	23,636
3.50%, 5/20/2046	25,574	23,736
3.50%, 6/20/2046	391,755	363,598
3.50%, 7/20/2046	61,780	57,340
3.50%, 10/20/2046	126,723	117,615
3.50%, 11/20/2046	436,899	405,497
3.50%, 12/20/2046	285,479	264,961
3.50%, 5/20/2047	188,248	174,830
3.50%, 6/20/2047	127,202	118,135
3.50%, 7/20/2047	98,885	91,837
3.50%, 8/20/2047	158,675	147,364
3.50%, 9/20/2047	63,391	58,872
3.50%, 10/20/2047	61,936	57,521
3.50%, 11/20/2047	787,431	731,303
3.50%, 12/20/2047	3,593,681	3,337,527
3.50%, 6/20/2048	92,224	85,650
3.50%, 8/20/2048	66,137	61,167
3.50%, 8/20/2049	233,921	215,951
3.50%, 9/20/2049	689,171	636,227
3.50%, 12/20/2049	140,781	129,966
3.50%, 2/20/2050	233,195	215,280
3.50%, 7/20/2050	330,949	305,525
3.50%, 10/20/2050	1,288,789	1,189,782
3.50%, 6/20/2052	2,855,199	2,626,243
3.50%, 7/20/2052	591,731	544,189
3.50%, 10/20/2052	3,183,437	2,926,931
3.50%, 12/20/2052	2,193,062	2,016,864
3.50%, 6/20/2053	883,834	816,433
3.50%, 12/20/2054	2,975,359	2,712,924
4.00%, 4/15/2040	15,609	15,086
4.00%, 2/20/2042	6,495	6,279
4.00%, 7/20/2042	4,680	4,523
4.00%, 7/15/2044	14,401	13,834
4.00%, 8/20/2044	8,450	8,135
4.00%, 10/20/2044	75,034	72,236
4.00%, 5/15/2045	7,626	7,313
4.00%, 6/15/2045	19,418	18,621
4.00%, 8/20/2045	7,315	7,040
4.00%, 11/20/2045	92,701	89,219
4.00%, 2/20/2046	71,945	69,243
4.00%, 5/20/2046	73,423	70,665
4.00%, 6/20/2046	50,378	48,368
4.00%, 1/20/2047	147,795	141,899
4.00%, 3/20/2047	60,169	57,769
4.00%, 4/20/2047	112,401	107,482
4.00%, 5/20/2047	77,510	74,118
4.00%, 7/20/2047	76,714	73,357
4.00%, 8/20/2047	34,200	32,719
4.00%, 1/20/2048	53,739	51,388
4.00%, 5/20/2048	939,807	897,974
4.00%, 6/20/2048	1,377,335	1,316,026
4.00%, 8/20/2048	286,775	274,010
Security Description	Principal Amount	Value
4.00%, 10/20/2048	$120,659	$115,288
4.00%, 11/20/2048	97,007	92,689
4.00%, 4/20/2049	82,365	78,460
4.00%, 6/20/2049	181,260	172,668
4.00%, 7/20/2049	99,775	95,045
4.00%, 1/20/2050	151,183	144,016
4.00%, 3/20/2050	281,907	268,543
4.00%, 9/20/2052	2,809,743	2,668,687
4.00%, 10/20/2052	3,086,714	2,931,754
4.00%, 11/20/2052	3,473,368	3,298,997
4.00%, 4/20/2053	852,946	810,571
4.00%, 12/20/2054	4,067,100	3,824,870
4.00%, 5/20/2055	1,501,203	1,411,586
4.50%, 1/20/2044	41,825	41,538
4.50%, 11/20/2044	11,305	11,221
4.50%, 12/20/2044	9,664	9,592
4.50%, 4/20/2046	49,003	48,638
4.50%, 6/20/2046	33,884	33,652
4.50%, 7/20/2046	43,221	42,899
4.50%, 4/20/2047	119,727	118,553
4.50%, 8/20/2047	35,910	35,558
4.50%, 11/20/2047	321,424	317,505
4.50%, 12/20/2047	19,793	19,552
4.50%, 11/20/2048	110,178	108,669
4.50%, 7/20/2049	114,545	112,976
4.50%, 10/20/2052	1,267,655	1,237,910
4.50%, 12/20/2052	2,433,243	2,375,771
4.50%, 1/20/2053	1,972,799	1,925,899
4.50%, 3/20/2053	2,858,719	2,790,316
4.50%, 6/20/2053	870,764	848,945
4.50%, 7/20/2053	2,954,887	2,883,966
4.50%, 2/20/2054	942,589	917,438
4.50%, 10/20/2054	4,821,493	4,683,445
4.50%, 2/20/2055	2,477,869	2,403,391
5.00%, 6/15/2040	7,195	7,350
5.00%, 10/15/2041	43,080	44,006
5.00%, 3/20/2044	17,501	17,879
5.00%, 12/20/2045	68,686	70,160
5.00%, 1/20/2048	77,562	78,780
5.00%, 5/20/2048	58,020	58,623
5.00%, 9/20/2048	99,323	100,159
5.00%, 3/20/2050	117,573	119,420
5.00%, 11/20/2052	1,249,642	1,250,504
5.00%, 1/20/2053	812,993	814,606
5.00%, 4/20/2053	890,918	891,066
5.00%, 5/20/2053	2,085,460	2,085,549
5.00%, 7/20/2053	4,019,183	4,022,219
5.00%, 5/20/2054	1,400,121	1,394,840
5.00%, 7/20/2054	1,530,555	1,525,053
5.00%, 1/20/2055	9,503,840	9,455,854
5.00%, 5/20/2055	1,992,418	1,982,845
5.00%, 6/20/2055	2,486,718	2,474,771
5.50%, 10/20/2043	13,687	14,230
5.50%, 5/20/2045	177,034	184,385
5.50%, 5/20/2053	2,612,090	2,645,357

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/20/2053	$940,015	$952,882
5.50%, 8/20/2053	1,988,238	2,012,817
5.50%, 5/20/2054	2,715,932	2,740,931
5.50%, 8/20/2054	1,822,344	1,838,841
5.50%, 9/20/2054	6,666,098	6,722,877
5.50%, 12/20/2054	4,377,849	4,414,771
5.50%, 2/20/2055	4,002,079	4,033,967
5.50%, 3/20/2055	5,459,478	5,502,939
5.50%, 6/20/2055	3,384,398	3,411,364
6.00%, 12/20/2052	637,863	653,042
6.00%, 8/20/2053	638,964	653,498
6.00%, 9/20/2053	813,829	832,341
6.00%, 2/20/2054	5,706,801	5,836,611
6.00%, 6/20/2054	786,967	803,081
6.00%, 9/20/2054	4,895,028	4,987,339
6.00%, 2/20/2055	4,001,521	4,074,841
6.00%, 3/20/2055	3,065,571	3,121,741
6.50%, 1/20/2054	1,185,312	1,221,845
6.50%, 6/20/2054	2,600,969	2,675,413
6.50%, 8/20/2054	948,492	975,640
6.50%, 3/20/2055	3,263,005	3,354,717
Government National Mortgage Association, TBA:
TBA, 2.00%, 10/20/2055	5,250,000	4,341,787
TBA, 2.50%, 10/20/2055	2,000,000	1,720,960
TBA, 3.00%, 10/20/2055	3,050,000	2,723,321
TBA, 3.50%, 10/20/2055	6,950,000	6,336,169
TBA, 4.00%, 10/20/2055	2,000,000	1,880,532
TBA, 4.50%, 10/20/2055	4,750,000	4,606,037
TBA, 5.00%, 10/20/2054	6,375,000	6,340,518
TBA, 5.50%, 10/20/2054	5,825,000	5,868,105
TBA, 6.00%, 10/20/2054	5,050,000	5,136,557
TBA, 6.50%, 10/20/2054	3,350,000	3,440,484
Tennessee Valley Authority:
1.50%, 9/15/2031	75,000	65,109
3.50%, 12/15/2042	525,000	438,520
3.88%, 3/15/2028	412,000	414,025
4.25%, 9/15/2065	350,000	289,108
4.38%, 8/1/2034	180,000	181,968
4.88%, 5/15/2035	1,335,000	1,379,432
5.25%, 9/15/2039	150,000	158,067
Series A, 2.88%, 2/1/2027 (a)	150,000	148,277
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 10/1/2040	6,000,000	5,517,222
TBA, 2.00%, 10/1/2055	9,100,000	7,334,591
TBA, 2.50%, 10/1/2040	3,225,000	3,032,587
TBA, 2.50%, 10/1/2055	8,750,000	7,371,735
TBA, 3.00%, 10/1/2055	7,000,000	6,148,030
TBA, 3.50%, 10/1/2055	4,400,000	4,021,046
TBA, 4.00%, 10/1/2055	4,500,000	4,240,985
TBA, 4.50%, 10/1/2039	2,750,000	2,746,818
TBA, 4.50%, 10/1/2055	2,375,000	2,303,717
TBA, 5.00%, 10/1/2039	3,500,000	3,536,995
Security Description	Principal Amount	Value
TBA, 5.00%, 10/1/2055	$9,000,000	$8,925,390
TBA, 5.50%, 10/1/2039	1,350,000	1,379,579
TBA, 5.50%, 10/1/2054	17,250,000	17,395,245
TBA, 6.00%, 10/1/2054	8,625,000	8,811,731
TBA, 6.50%, 10/1/2054	11,975,000	12,375,205
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,461,170,403)		1,408,018,195
U.S. TREASURY OBLIGATIONS — 45.1%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,815,094
1.13%, 8/15/2040	8,500,000	5,356,328
1.25%, 5/15/2050	7,750,000	3,802,344
1.38%, 11/15/2040	11,250,000	7,335,352
1.38%, 8/15/2050	10,350,000	5,204,109
1.63%, 11/15/2050	4,000,000	2,146,250
1.75%, 8/15/2041	20,000,000	13,568,750
1.88%, 2/15/2041	11,850,000	8,326,477
1.88%, 2/15/2051	10,500,000	5,996,484
1.88%, 11/15/2051	8,250,000	4,667,695
2.00%, 11/15/2041	11,750,000	8,250,703
2.00%, 2/15/2050	8,300,000	4,963,141
2.00%, 8/15/2051	9,750,000	5,711,367
2.25%, 5/15/2041	5,000,000	3,703,906
2.25%, 8/15/2046	3,425,000	2,283,512
2.25%, 8/15/2049	9,000,000	5,744,531
2.25%, 2/15/2052	8,650,000	5,364,352
2.38%, 2/15/2042	11,250,000	8,333,789
2.38%, 11/15/2049	2,500,000	1,635,547
2.38%, 5/15/2051	5,900,000	3,795,359
2.50%, 2/15/2045	3,340,000	2,392,275
2.50%, 2/15/2046	3,400,000	2,398,594
2.50%, 5/15/2046	1,850,000	1,300,203
2.75%, 8/15/2042	900,000	700,313
2.75%, 11/15/2042	1,500,000	1,161,094
2.75%, 8/15/2047	1,700,000	1,231,969
2.75%, 11/15/2047	3,400,000	2,457,031
2.88%, 5/15/2043	1,850,000	1,448,781
2.88%, 8/15/2045	4,480,000	3,403,400
2.88%, 11/15/2046 (a)	2,500,000	1,871,094
2.88%, 5/15/2049	2,450,000	1,786,969
2.88%, 5/15/2052	5,750,000	4,102,266
3.00%, 5/15/2042	325,000	263,656
3.00%, 11/15/2044	3,075,000	2,405,707
3.00%, 5/15/2045	1,875,000	1,459,277
3.00%, 11/15/2045	1,900,000	1,469,828
3.00%, 2/15/2047	2,200,000	1,679,219
3.00%, 5/15/2047	3,300,000	2,512,125
3.00%, 2/15/2048	3,200,000	2,416,000
3.00%, 8/15/2048	2,950,000	2,217,570
3.00%, 2/15/2049	10,150,000	7,599,813
3.00%, 8/15/2052	5,600,000	4,095,875
3.13%, 11/15/2041	350,000	291,430

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 2/15/2042	$725,000	$601,410
3.13%, 2/15/2043	1,075,000	877,133
3.13%, 8/15/2044	2,500,000	2,001,563
3.13%, 5/15/2048	2,375,000	1,830,977
3.25%, 5/15/2042	3,500,000	2,940,547
3.38%, 8/15/2042 (a)	8,000,000	6,815,000
3.38%, 5/15/2044	1,900,000	1,585,016
3.38%, 11/15/2048	5,600,000	4,497,500
3.50%, 2/15/2039	1,000,000	914,531
3.63%, 8/15/2043	1,600,000	1,396,000
3.63%, 2/15/2044	2,725,000	2,364,789
3.63%, 2/15/2053	7,500,000	6,200,391
3.63%, 5/15/2053	9,250,000	7,639,922
3.75%, 8/15/2041	2,000,000	1,816,875
3.75%, 11/15/2043	1,425,000	1,261,570
3.88%, 8/15/2040	750,000	698,906
3.88%, 2/15/2043	12,500,000	11,343,750
3.88%, 5/15/2043	13,500,000	12,228,047
4.00%, 11/15/2042	19,500,000	18,028,359
4.00%, 11/15/2052	9,250,000	8,184,805
4.13%, 8/15/2044	6,750,000	6,265,898
4.13%, 8/15/2053	13,250,000	11,976,758
4.25%, 5/15/2039	1,500,000	1,476,563
4.25%, 11/15/2040	1,500,000	1,457,578
4.25%, 2/15/2054	12,000,000	11,077,500
4.25%, 8/15/2054	11,500,000	10,617,734
4.38%, 2/15/2038	650,000	655,281
4.38%, 11/15/2039	1,250,000	1,239,648
4.38%, 5/15/2040	575,000	568,891
4.38%, 5/15/2041	300,000	294,609
4.38%, 8/15/2043	6,750,000	6,514,805
4.50%, 2/15/2036	1,500,000	1,548,281
4.50%, 5/15/2038	200,000	204,219
4.50%, 8/15/2039	650,000	654,672
4.50%, 2/15/2044	11,500,000	11,246,641
4.50%, 11/15/2054	17,250,000	16,611,211
4.63%, 2/15/2040	5,400,000	5,493,656
4.63%, 5/15/2044	12,000,000	11,911,875
4.63%, 11/15/2044	15,000,000	14,864,062
4.63%, 5/15/2054	11,750,000	11,544,375
4.63%, 2/15/2055	16,500,000	16,221,562
4.75%, 2/15/2037	350,000	367,391
4.75%, 2/15/2041	650,000	666,758
4.75%, 11/15/2043	7,000,000	7,074,375
4.75%, 2/15/2045	17,500,000	17,612,109
4.75%, 11/15/2053	14,125,000	14,149,277
4.75%, 5/15/2055	24,500,000	24,576,562
4.75%, 8/15/2055	10,000,000	10,035,937
4.88%, 8/15/2045	18,000,000	18,402,187
5.00%, 5/15/2037	300,000	321,563
5.00%, 5/15/2045	25,500,000	26,488,125
5.25%, 11/15/2028	450,000	470,285
6.25%, 5/15/2030	5,000,000	5,523,828
6.50%, 11/15/2026	1,500,000	1,546,465
Security Description	Principal Amount	Value
U.S. Treasury Notes:
0.38%, 7/31/2027	$2,000,000	$1,885,547
0.38%, 9/30/2027	6,000,000	5,628,516
0.50%, 4/30/2027	3,000,000	2,856,328
0.50%, 5/31/2027	2,500,000	2,373,926
0.50%, 6/30/2027	4,500,000	4,262,695
0.50%, 8/31/2027	4,000,000	3,770,625
0.50%, 10/31/2027	9,750,000	9,145,957
0.63%, 11/30/2027	9,550,000	8,962,078
0.63%, 12/31/2027	6,000,000	5,616,563
0.63%, 5/15/2030 (a)	10,900,000	9,475,336
0.63%, 8/15/2030	23,750,000	20,476,953
0.75%, 1/31/2028	6,500,000	6,086,641
0.88%, 11/15/2030	15,500,000	13,440,195
1.00%, 7/31/2028	7,000,000	6,508,359
1.13%, 10/31/2026	9,500,000	9,240,605
1.13%, 2/28/2027	1,250,000	1,206,396
1.13%, 2/29/2028	9,500,000	8,958,203
1.13%, 8/31/2028 (a)	20,000,000	18,625,000
1.13%, 2/15/2031	15,500,000	13,545,547
1.25%, 11/30/2026	14,000,000	13,608,984
1.25%, 12/31/2026	7,500,000	7,277,051
1.25%, 3/31/2028	6,000,000	5,662,969
1.25%, 4/30/2028	14,000,000	13,188,437
1.25%, 5/31/2028	5,500,000	5,170,430
1.25%, 6/30/2028	11,000,000	10,321,094
1.25%, 9/30/2028	14,000,000	13,058,281
1.25%, 8/15/2031	18,500,000	16,002,500
1.38%, 10/31/2028	15,500,000	14,484,024
1.38%, 12/31/2028	13,500,000	12,568,711
1.38%, 11/15/2031 (a)	11,000,000	9,521,875
1.50%, 1/31/2027	16,050,000	15,596,713
1.50%, 11/30/2028	20,000,000	18,726,563
1.50%, 2/15/2030	12,850,000	11,717,594
1.63%, 10/31/2026	1,250,000	1,222,656
1.63%, 8/15/2029	7,250,000	6,726,641
1.63%, 5/15/2031	16,250,000	14,470,117
1.75%, 12/31/2026	4,000,000	3,905,625
1.75%, 1/31/2029	5,000,000	4,704,297
1.75%, 11/15/2029	3,000,000	2,782,734
1.88%, 2/28/2027	9,000,000	8,778,164
1.88%, 2/28/2029	10,750,000	10,140,273
1.88%, 2/15/2032	8,500,000	7,541,758
2.00%, 11/15/2026	2,250,000	2,207,637
2.25%, 2/15/2027	8,000,000	7,847,500
2.25%, 8/15/2027	2,000,000	1,950,391
2.25%, 11/15/2027	4,750,000	4,618,262
2.38%, 5/15/2027	7,900,000	7,741,383
2.38%, 3/31/2029	3,750,000	3,592,676
2.38%, 5/15/2029	4,350,000	4,160,707
2.50%, 3/31/2027	7,500,000	7,374,023
2.63%, 5/31/2027	6,000,000	5,900,625
2.63%, 2/15/2029	14,450,000	13,982,633
2.63%, 7/31/2029	4,000,000	3,850,000
2.75%, 4/30/2027	5,000,000	4,931,055

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 7/31/2027	$5,500,000	$5,414,063
2.75%, 2/15/2028	10,250,000	10,047,402
2.75%, 5/31/2029	4,000,000	3,874,375
2.75%, 8/15/2032	15,500,000	14,410,156
2.88%, 5/15/2028	14,000,000	13,738,594
2.88%, 8/15/2028	7,750,000	7,593,789
2.88%, 4/30/2029	5,250,000	5,110,957
2.88%, 5/15/2032	16,500,000	15,512,578
3.13%, 8/31/2027	10,000,000	9,907,422
3.13%, 11/15/2028	15,500,000	15,263,867
3.13%, 8/31/2029	8,000,000	7,836,250
3.25%, 6/30/2027	8,500,000	8,444,883
3.25%, 6/30/2029	8,000,000	7,880,625
3.38%, 9/15/2027 (a)	19,500,000	19,411,641
3.38%, 9/15/2028	15,000,000	14,898,000
3.38%, 5/15/2033	14,500,000	13,929,062
3.50%, 9/30/2027	15,000,000	14,968,350
3.50%, 1/31/2028	5,000,000	4,986,719
3.50%, 4/30/2028	5,250,000	5,235,234
3.50%, 9/30/2029	15,000,000	14,895,703
3.50%, 1/31/2030	8,500,000	8,428,281
3.50%, 4/30/2030	4,000,000	3,961,875
3.50%, 2/15/2033	11,500,000	11,165,781
3.63%, 8/31/2027	20,000,000	20,000,000
3.63%, 3/31/2028	7,500,000	7,502,344
3.63%, 5/31/2028	6,200,000	6,200,969
3.63%, 8/15/2028 (a)	15,000,000	15,001,172
3.63%, 8/31/2029	11,500,000	11,473,047
3.63%, 3/31/2030	9,000,000	8,963,438
3.63%, 8/31/2030	17,000,000	16,915,000
3.63%, 9/30/2030	17,000,000	16,913,640
3.63%, 9/30/2031	7,000,000	6,918,516
3.75%, 4/30/2027	18,000,000	18,026,719
3.75%, 6/30/2027	25,000,000	25,045,898
3.75%, 8/15/2027	10,000,000	10,020,703
3.75%, 4/15/2028	10,000,000	10,031,250
3.75%, 5/15/2028	11,000,000	11,036,094
3.75%, 12/31/2028	10,000,000	10,032,031
3.75%, 5/31/2030	6,500,000	6,504,570
3.75%, 6/30/2030	10,000,000	10,004,688
3.75%, 12/31/2030	6,000,000	5,994,375
3.75%, 8/31/2031	6,500,000	6,470,547
3.88%, 3/31/2027	15,000,000	15,045,703
3.88%, 5/31/2027	14,000,000	14,048,672
3.88%, 7/31/2027	12,000,000	12,049,688
3.88%, 10/15/2027	9,500,000	9,547,500
3.88%, 11/30/2027	3,500,000	3,518,594
3.88%, 12/31/2027	11,000,000	11,060,156
3.88%, 3/15/2028	10,000,000	10,063,281
3.88%, 6/15/2028	20,000,000	20,131,250
3.88%, 7/15/2028	10,000,000	10,065,625
3.88%, 9/30/2029	6,500,000	6,544,688
3.88%, 11/30/2029	3,500,000	3,522,695
3.88%, 12/31/2029	6,500,000	6,542,148
3.88%, 4/30/2030 (a)	17,000,000	17,108,906
Security Description	Principal Amount	Value
3.88%, 6/30/2030	$20,000,000	$20,123,438
3.88%, 7/31/2030 (a)	13,000,000	13,079,219
3.88%, 8/31/2032	15,000,000	14,957,812
3.88%, 9/30/2032	11,000,000	10,963,920
3.88%, 8/15/2033	13,250,000	13,142,344
3.88%, 8/15/2034	23,000,000	22,651,406
4.00%, 1/15/2027	14,000,000	14,053,047
4.00%, 12/15/2027	12,500,000	12,603,516
4.00%, 2/29/2028	5,000,000	5,044,141
4.00%, 6/30/2028	7,000,000	7,068,906
4.00%, 1/31/2029	9,500,000	9,603,164
4.00%, 7/31/2029	14,000,000	14,156,406
4.00%, 10/31/2029	5,000,000	5,056,641
4.00%, 2/28/2030 (a)	5,000,000	5,058,594
4.00%, 3/31/2030	15,000,000	15,172,266
4.00%, 5/31/2030	14,750,000	14,924,004
4.00%, 7/31/2030	5,000,000	5,056,641
4.00%, 1/31/2031	8,000,000	8,084,375
4.00%, 4/30/2032	8,000,000	8,047,500
4.00%, 6/30/2032	10,000,000	10,053,125
4.00%, 7/31/2032	10,000,000	10,048,437
4.00%, 2/15/2034 (a)	22,500,000	22,443,750
4.13%, 10/31/2026	11,500,000	11,550,312
4.13%, 1/31/2027	12,750,000	12,819,229
4.13%, 2/15/2027	13,000,000	13,075,664
4.13%, 2/28/2027	15,000,000	15,090,820
4.13%, 9/30/2027	3,000,000	3,028,828
4.13%, 10/31/2027	4,350,000	4,394,180
4.13%, 11/15/2027	12,500,000	12,628,906
4.13%, 7/31/2028	7,850,000	7,954,258
4.13%, 3/31/2029	12,500,000	12,690,430
4.13%, 10/31/2029	12,000,000	12,192,188
4.13%, 11/30/2029 (a)	11,500,000	11,685,078
4.13%, 8/31/2030	3,600,000	3,660,469
4.13%, 3/31/2031	6,000,000	6,097,031
4.13%, 7/31/2031	15,500,000	15,737,344
4.13%, 10/31/2031	7,500,000	7,610,742
4.13%, 11/30/2031	7,500,000	7,607,227
4.13%, 2/29/2032	12,500,000	12,669,922
4.13%, 3/31/2032	7,500,000	7,600,781
4.13%, 5/31/2032	12,000,000	12,153,750
4.13%, 11/15/2032	12,500,000	12,644,531
4.25%, 11/30/2026	13,000,000	13,077,695
4.25%, 12/31/2026	12,500,000	12,581,055
4.25%, 3/15/2027	11,000,000	11,089,805
4.25%, 1/15/2028	12,000,000	12,164,063
4.25%, 2/15/2028	13,500,000	13,691,953
4.25%, 2/28/2029	15,500,000	15,795,469
4.25%, 6/30/2029	13,000,000	13,258,984
4.25%, 1/31/2030	16,000,000	16,340,000
4.25%, 2/28/2031 (a)	10,500,000	10,737,070
4.25%, 6/30/2031	9,500,000	9,707,813
4.25%, 11/15/2034	19,500,000	19,725,469
4.25%, 5/15/2035	22,000,000	22,206,250
4.25%, 8/15/2035	20,500,000	20,666,562

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 12/15/2026	$10,000,000	$10,078,125
4.38%, 7/15/2027	13,000,000	13,164,023
4.38%, 8/31/2028	6,000,000	6,122,344
4.38%, 11/30/2028	8,000,000	8,173,750
4.38%, 12/31/2029	15,000,000	15,390,234
4.38%, 11/30/2030	7,750,000	7,969,785
4.38%, 1/31/2032	11,500,000	11,818,945
4.38%, 5/15/2034	18,000,000	18,419,062
4.50%, 4/15/2027	9,500,000	9,617,637
4.50%, 5/15/2027	10,500,000	10,637,402
4.50%, 5/31/2029	14,500,000	14,907,812
4.50%, 12/31/2031	7,500,000	7,760,742
4.50%, 11/15/2033 (a)	13,500,000	13,959,844
4.63%, 10/15/2026	7,000,000	7,064,531
4.63%, 11/15/2026	15,000,000	15,147,070
4.63%, 6/15/2027	14,500,000	14,731,094
4.63%, 9/30/2028	8,500,000	8,739,063
4.63%, 4/30/2029	11,500,000	11,867,461
4.63%, 9/30/2030	5,750,000	5,976,856
4.63%, 4/30/2031	7,500,000	7,808,203
4.63%, 5/31/2031	11,000,000	11,451,172
4.63%, 2/15/2035	20,750,000	21,567,031
4.88%, 10/31/2028	8,000,000	8,285,625
4.88%, 10/31/2030	5,500,000	5,781,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,553,893,662)		2,489,962,934
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	500,000	336,859
Series S3, 6.91%, 10/1/2050	25,000	28,515
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	84,607
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	494,646
Series H, 6.55%, 5/15/2048	50,000	53,912
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	256,119
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	248,950
5.10%, 9/1/2035	350,000	362,434
5.20%, 3/1/2043	1,250,000	1,234,086
7.30%, 10/1/2039	1,375,000	1,608,647
7.50%, 4/1/2034	100,000	117,333
7.55%, 4/1/2039	850,000	1,037,098
7.60%, 11/1/2040	250,000	307,460
		6,170,666
Security Description	Principal Amount	Value
FLORIDA — 0.0% *
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	$125,000	$114,781
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	50,000	48,141
Series A, 2.15%, 7/1/2030	50,000	45,742
Series A, 5.53%, 7/1/2034	350,000	364,655
		573,319
GEORGIA — 0.0% *
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	152,000	165,387
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	44,039
Series C, 4.57%, 1/1/2054	50,000	43,908
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	236,617
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,439,706	1,464,590
6.63%, 2/1/2035	153,846	162,836
7.35%, 7/1/2035	71,429	77,876
		2,029,866
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series A, 4.48%, 8/1/2039	500,000	485,018
MARYLAND — 0.0% *
Maryland Economic Development Corp. Revenue, MD 5.43%, 5/31/2056	600,000	581,258
MICHIGAN — 0.0% *
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	571,121
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	1,300,000	1,047,799
		1,618,920
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	217,309
Series A, 3.65%, 8/15/2057	100,000	75,335
		292,644

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
NEW JERSEY — 0.0% *
New Jersey Turnpike Authority Revenue, NJ:
Series A, 7.10%, 1/1/2041	$100,000	$115,848
Series F, 7.41%, 1/1/2040	1,000,000	1,207,658
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	23,872
		1,347,378
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.11%, 10/1/2054	500,000	477,768
Series B-1, 5.83%, 10/1/2053	300,000	314,077
Series H, 6.39%, 2/1/2055	500,000	534,561
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	24,989
New York State Dormitory Authority Revenue, NY Series B, 5.83%, 7/1/2055	350,000	371,627
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	362,544
3.18%, 7/15/2060	1,000,000	655,219
Series 210, 4.03%, 9/1/2048	125,000	103,453
4.46%, 10/1/2062	490,000	418,197
Series 192, 4.81%, 10/15/2065	25,000	22,778
5.65%, 11/1/2040	100,000	106,576
		3,391,789
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	180,256
OREGON — 0.0% *
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	575,594
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	571,811
Series A, 4.14%, 6/1/2038	125,000	118,127
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	65,054
		754,992
TEXAS — 0.1%
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	343,463
5.02%, 12/1/2048	100,000	95,863
Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	$250,000	$216,246
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	45,800
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	115,828
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.17%, 4/1/2041	400,000	407,474
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	500,000	401,362
		1,626,036
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	88,496
Series C, 4.18%, 9/1/2117	50,000	38,120
		126,616
TOTAL MUNICIPAL BONDS & NOTES (Cost $22,004,364)		19,919,739
MORTGAGE-BACKED SECURITIES — 0.4%
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	87,506
Series 2017-BNK8, Class B, 4.08%, 11/15/2050 (c)	50,000	45,480
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	142,897
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	100,351
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	95,864
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	94,486
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	46,821
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	188,433
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	83,034

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	$500,000	$437,618
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	206,917
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	300,000	272,556
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	439,913
Bank5 Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	1,148,927	1,199,210
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	145,901
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	221,916
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	223,655
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	405,925
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	208,177
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	105,006
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	845,000	867,165
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	417,321
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	128,353
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	99,182
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	99,415
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	112,091
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	190,412
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	696,182
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	70,000
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	379,434
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	447,024
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	262,046
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	243,061
Series 2024-V9, Class A3, 5.60%, 8/15/2057	300,000	311,476
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	263,904
Security Description	Principal Amount	Value
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	$300,000	$297,482
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	185,876
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	296,769
Citigroup Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	245,901
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	94,273
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	141,027
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	696,787
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	235,256	230,015
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	96,846
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	244,872
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	49,639
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	359,275	355,524
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	187,345
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K068, Class A2, 3.24%, 8/25/2027	995,000	982,661
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	250,478
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,492,380
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	252,876
Series K-159, Class A2, 4.50%, 7/25/2033 (c)	195,000	196,928
Series K-161, Class A2, 4.90%, 10/25/2033 (c)	150,000	155,217
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,375,771
Series K512, Class A2, 5.00%, 11/25/2028	174,962	179,561

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series K751, Class A2, 4.41%, 3/25/2030	$500,000	$506,536
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.19%, 7/25/2028 (c)	477,428	478,434
GS Mortgage Securities Trust:
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	245,452
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	141,913
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	440,917
JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class B, 4.85%, 3/17/2049 (c)	300,000	295,418
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	490,865
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	848,130
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	417,165
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	148,995
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	191,754
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	316,837
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	398,312
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	97,251
Series 2018-C9, Class A4, VRN, 4.12%, 3/15/2051 (c)	750,000	740,217
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	292,495
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	245,416
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	150,616
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	188,743
Security Description	Principal Amount	Value
Series 2019-C53, Class A4, 3.04%, 10/15/2052	$100,000	$94,938
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	315,110
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,000,000	1,047,923
TOTAL MORTGAGE-BACKED SECURITIES (Cost $26,906,339)		25,440,397
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
Bank:
Series 2017-BNK8, Class A3, 3.23%, 11/15/2050	1,366,479	1,338,887
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,362,838
Series 2022-BNK39, Class AS, 3.18%, 2/15/2055	500,000	445,302
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	319,015
Series 2025-BNK49, Class A5, VRN, 5.62%, 3/15/2058 (c)	500,000	528,719
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	456,441
Series 2025-5YR16, Class A3, 5.28%, 8/15/2063	482,231	498,012
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058 (b)	500,000	515,674
BBCMS Mortgage Trust:
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	175,000	196,623
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	66,667	69,551
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	316,170
Series 2025-5C36, Class A3, 5.52%, 8/15/2058	300,000	313,173
Series 2025-C32, Class A5, 5.72%, 2/15/2062	861,111	917,294
Series 2025-C35, Class A5, VRN, 5.59%, 7/15/2058 (c)	200,000	210,804
Benchmark Mortgage Trust:
Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	740,136
Series 2025-V14, Class A4, 5.66%, 4/15/2057	1,000,000	1,047,063

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-V3, Class A3, VRN, 6.36%, 7/15/2056 (c)	$2,500,000	$2,620,022
Series 2024-V11, Class A3, VRN, 5.91%, 11/15/2057 (c)	400,000	420,737
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	525,034
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	529,407
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	500,000	532,367
Series 2025-5C10, Class A3, 5.58%, 5/15/2058	233,333	243,186
Series 2025-5C11, Class C, 6.01%, 7/15/2058	500,000	505,405
Series 2025-C11, Class A5, 5.69%, 2/15/2058	500,000	529,050
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	125,000	130,262
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5, VRN, 4.74%, 5/15/2054 (c)	750,000	748,615
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	274,507
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35, Class A5, 5.63%, 8/15/2058	123,529	130,925
Morgan Stanley Capital I Trust:
Series 2018-H4, Class A4, 4.31%, 12/15/2051	500,000	497,656
Series 2022-L8, Class A5, 3.92%, 4/15/2055 (c)	675,000	634,112
Wells Fargo Commercial Mortgage Trust:
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	500,000	530,280
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	300,000	314,259
Series 2025-5C5, Class A3, 5.59%, 7/15/2058	182,500	190,720
Series 2025-5C6, Class A3, 5.19%, 10/15/2058 (b)	400,000	411,582
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $18,580,848)		19,043,828

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	179,330,153	$179,330,153
State Street Navigator Securities Lending Portfolio II (g) (h)	153,786,774	153,786,774
TOTAL SHORT-TERM INVESTMENTS (Cost $333,116,927)		333,116,927
TOTAL INVESTMENTS — 105.1% (Cost $5,961,291,408)		5,805,408,008
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(283,328,286)
NET ASSETS — 100.0%		$5,522,079,722
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,319,032,615	$—	$1,319,032,615
Asset-Backed Securities	—	20,211,623	—	20,211,623
Foreign Government Obligations	—	170,661,750	—	170,661,750
U.S. Government Agency Obligations	—	1,408,018,195	—	1,408,018,195
U.S. Treasury Obligations	—	2,489,962,934	—	2,489,962,934
Municipal Bonds & Notes	—	19,919,739	—	19,919,739
Mortgage-Backed Securities	—	25,440,397	—	25,440,397
Commercial Mortgage Backed Securities	—	19,043,828	—	19,043,828
Short-Term Investments	333,116,927	—	—	333,116,927
TOTAL INVESTMENTS	$333,116,927	$5,472,291,081	$—	$5,805,408,008

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	173,828,902	$173,828,902	$822,487,972	$816,986,721	$—	$—	179,330,153	$179,330,153	$4,083,502
State Street Navigator Securities Lending Portfolio II	116,852,580	116,852,580	1,142,282,983	1,105,348,789	—	—	153,786,774	153,786,774	224,805
Total		$290,681,482	$1,964,770,955	$1,922,335,510	$—	$—		$333,116,927	$4,308,307
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex-U.S. Index Portfolio. The Schedule of Investments for the State Street Global All Cap Equity ex-U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 4.6%
Abacus Group REIT	78,325	$64,109
Abacus Storage King REIT	161,301	149,663
Accent Group Ltd. (a)	80,316	70,263
AGL Energy Ltd.	165,148	968,648
Alpha HPA Ltd. (b)	216,023	118,115
ALS Ltd.	144,121	1,902,682
Amotiv Ltd. (a)	43,623	257,020
AMP Ltd.	623,206	685,629
Ampol Ltd.	67,473	1,337,507
Ansell Ltd.	38,906	821,508
ANZ Group Holdings Ltd.	840,493	18,499,185
APA Group Stapled Security	382,829	2,253,032
ARB Corp. Ltd. (a)	21,762	556,142
Arena REIT (a)	108,665	279,429
Aristocrat Leisure Ltd.	158,151	7,334,922
ASX Ltd.	55,014	2,136,222
Atlas Arteria Ltd. Stapled Security	308,093	1,002,566
AUB Group Ltd.	33,011	716,068
Aurizon Holdings Ltd.	501,932	1,061,171
Aussie Broadband Ltd.	62,625	239,897
Austal Ltd. (b)	104,593	536,529
AVZ Minerals Ltd. (b) (c)	378,780	19,581
Bank of Queensland Ltd.	187,289	899,912
Bapcor Ltd.	89,846	188,759
Beach Energy Ltd.	435,594	330,550
Bega Cheese Ltd.	66,288	228,009
Bellevue Gold Ltd. (b)	400,377	303,825
Bendigo & Adelaide Bank Ltd.	160,861	1,393,401
BHP Group Ltd.	1,429,966	40,306,094
BlueScope Steel Ltd.	122,389	1,840,460
Boss Energy Ltd. (b)	131,047	178,914
Brambles Ltd.	385,098	6,329,546
Breville Group Ltd. (a)	28,855	573,327
BWP Property Group Ltd.	161,573	398,347
Capricorn Metals Ltd. (b)	109,807	962,808
CAR Group Ltd.	106,940	2,606,763
Catalyst Metals Ltd. (b)	60,338	315,913
Catapult Sports Ltd. (b)	64,000	291,822
Centuria Capital Group REIT (a)	181,139	265,310
Centuria Industrial REIT (a)	143,873	332,778
Centuria Office REIT (a)	90,435	71,923
Challenger Ltd.	141,338	811,197
Charter Hall Group REIT	133,887	2,018,689
Charter Hall Long Wale REIT	174,341	508,396
Charter Hall Retail REIT	148,113	405,408
Security Description	Shares	Value
Charter Hall Social Infrastructure REIT	90,496	$203,319
Cleanaway Waste Management Ltd.	637,258	1,169,889
Cochlear Ltd.	18,517	3,426,995
Codan Ltd.	37,031	724,488
Coles Group Ltd.	377,861	5,832,452
Collins Foods Ltd. (a)	27,699	198,628
Commonwealth Bank of Australia	471,434	52,146,703
Computershare Ltd.	148,927	3,581,872
Corporate Travel Management Ltd. (a)	32,318	344,199
Credit Corp. Group Ltd.	15,386	155,913
Cromwell Property Group REIT	314,615	94,873
Data#3 Ltd.	41,668	253,510
Deep Yellow Ltd. (b)	261,606	339,823
Deterra Royalties Ltd.	119,807	316,020
Develop Global Ltd. (b)	74,650	209,276
Dexus REIT	304,536	1,449,148
Dexus Industria REIT	67,069	127,127
Dicker Data Ltd.	20,356	132,346
DigiCo Infrastructure REIT (a)	116,577	204,743
Domino's Pizza Enterprises Ltd. (a)	16,170	144,461
Downer EDI Ltd.	202,709	990,125
DroneShield Ltd. (b)	213,178	658,382
Dyno Nobel Ltd.	508,824	1,045,391
Eagers Automotive Ltd. (a)	37,573	730,112
EBOS Group Ltd.	56,571	978,212
Elders Ltd.	46,248	228,349
Emerald Resources NL (b)	143,377	477,016
Endeavour Group Ltd.	433,685	1,043,351
Evolution Mining Ltd.	566,955	4,069,365
EVT Ltd.	25,309	219,230
Firefinch Ltd. (b) (c)	180,320	7,170
Flight Centre Travel Group Ltd. (a)	51,467	394,650
Fortescue Ltd. (a)	477,059	5,906,070
G8 Education Ltd.	198,727	111,292
Generation Development Group Ltd.	89,000	410,534
Genesis Minerals Ltd. (b)	287,876	1,123,752
Glencore PLC (b)	2,855,809	13,133,267
Goodman Group REIT	572,199	12,430,988
GPT Group REIT	542,378	1,930,305
GrainCorp Ltd. Class A	62,803	374,604
Greatland Resources Ltd. (a) (b)	106,802	510,427
Growthpoint Properties Australia Ltd. REIT (a)	74,731	127,287
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Guzman y Gomez Ltd. (a)	13,124	$225,972
Hansen Technologies Ltd.	48,529	188,794
Harvey Norman Holdings Ltd. (a)	158,758	776,500
Helia Group Ltd.	67,284	257,744
HMC Capital Ltd. REIT	79,560	167,676
HomeCo Daily Needs REIT	482,775	433,545
HUB24 Ltd.	22,983	1,534,774
IDP Education Ltd.	72,125	314,051
IGO Ltd. (a) (b)	185,765	637,739
Iluka Resources Ltd. (a)	121,655	510,368
Imdex Ltd.	139,511	311,593
Ingenia Communities Group REIT	102,497	369,538
Inghams Group Ltd.	99,084	166,140
Insignia Financial Ltd. (b)	142,038	421,728
Insurance Australia Group Ltd.	669,708	3,639,561
IperionX Ltd. (b)	110,016	549,765
IPH Ltd.	68,789	162,756
IRESS Ltd. (a)	44,456	259,865
JB Hi-Fi Ltd.	30,286	2,328,357
Judo Capital Holdings Ltd. (b)	221,524	257,660
Kelsian Group Ltd. (a)	35,773	116,409
Lendlease Corp. Ltd. Stapled Security	194,317	708,310
Leo Lithium Ltd. (b) (c)	203,060	27,824
Liontown Resources Ltd. (a) (b)	446,755	291,645
Lottery Corp. Ltd.	647,115	2,521,787
Lovisa Holdings Ltd.	18,279	452,958
Lynas Rare Earths Ltd. (a) (b)	238,191	2,653,644
MA Financial Group Ltd. (a)	28,802	177,905
Maas Group Holdings Ltd.	46,222	135,401
MAC Copper Ltd. CDI (b)	15,921	194,150
Macquarie Group Ltd.	102,003	14,827,250
Macquarie Technology Group Ltd. (b)	5,620	237,186
Mader Group Ltd. (a)	34,029	186,736
Magellan Financial Group Ltd.	41,167	262,194
McMillan Shakespeare Ltd.	15,775	175,537
Medibank Pvt Ltd.	779,549	2,490,234
Megaport Ltd. (b)	43,745	457,204
Mesoblast Ltd. (b)	279,136	438,444
Metcash Ltd.	276,046	695,208
Mineral Resources Ltd. (a) (b)	47,938	1,307,055
Mirvac Group REIT	1,117,234	1,680,814
Monadelphous Group Ltd.	31,670	472,259
Myer Holdings Ltd.	346,304	110,166
Nanosonics Ltd. (b)	64,592	180,651
National Australia Bank Ltd.	862,892	25,248,569
National Storage REIT	333,732	519,775
Netwealth Group Ltd.	34,675	675,407
Neuren Pharmaceuticals Ltd. (a) (b)	32,616	426,705
New Hope Corp. Ltd.	140,723	365,595
NEXTDC Ltd. (a) (b)	177,905	1,994,978
nib holdings Ltd.	127,242	625,726
Nick Scali Ltd. (a)	21,796	337,442
Security Description	Shares	Value
Nine Entertainment Co. Holdings Ltd.	367,665	$294,841
Northern Star Resources Ltd.	384,434	6,046,014
NRW Holdings Ltd.	104,835	321,690
Nufarm Ltd. (a) (b)	72,045	109,342
Nuix Ltd. (b)	50,018	97,128
Objective Corp. Ltd. (a)	9,473	125,439
OceanaGold Corp.	62,366	1,331,676
Ora Banda Mining Ltd. (b)	346,621	271,073
Orica Ltd.	137,992	1,933,341
Origin Energy Ltd.	487,780	4,040,951
Orora Ltd.	368,658	508,202
Paladin Energy Ltd. (a) (b)	105,409	581,233
Pantoro Gold Ltd. (b)	98,705	396,425
Perenti Ltd.	237,568	442,429
Perpetual Ltd. (a)	29,508	366,292
Perseus Mining Ltd.	387,367	1,257,964
PEXA Group Ltd. (a) (b)	33,424	347,118
Pilbara Minerals Ltd. (a) (b)	865,571	1,445,616
Pinnacle Investment Management Group Ltd.	51,790	616,112
PolyNovo Ltd. (b)	146,523	138,379
Premier Investments Ltd.	27,161	346,518
Pro Medicus Ltd.	16,268	3,323,864
PWR Holdings Ltd. (a)	18,280	94,134
Qantas Airways Ltd.	209,880	1,518,949
QBE Insurance Group Ltd.	425,389	5,804,866
Qube Holdings Ltd.	475,782	1,295,983
Ramelius Resources Ltd.	588,279	1,512,741
Ramsay Health Care Ltd.	55,554	1,168,248
REA Group Ltd. (a)	14,963	2,291,359
Redox Ltd.	39,694	74,975
Reece Ltd.	65,641	491,155
Region Group REIT	307,818	487,575
Regis Healthcare Ltd. (a)	36,361	145,071
Regis Resources Ltd.	214,762	855,424
Resolute Mining Ltd. (b)	572,680	390,930
Rio Tinto Ltd. (a)	104,576	8,457,622
Rio Tinto PLC	317,947	20,920,269
Sandfire Resources Ltd. (b)	134,852	1,275,355
Santos Ltd.	919,577	4,101,595
Scentre Group REIT	1,474,785	3,987,847
SEEK Ltd.	100,465	1,898,286
Service Stream Ltd.	165,681	253,650
SGH Ltd.	57,619	1,906,676
Sigma Healthcare Ltd. (a)	1,307,397	2,573,437
Silex Systems Ltd. (a) (b)	87,668	381,730
SiteMinder Ltd. (a) (b)	71,580	342,040
SmartGroup Corp. Ltd.	25,202	133,287
Sonic Healthcare Ltd.	133,416	1,895,755
South32 Ltd. (a) (d)	10,757	19,463
South32 Ltd. (d)	1,266,982	2,300,756
Stanmore Resources Ltd.	75,085	105,994
Steadfast Group Ltd. (a)	307,015	1,206,602
Stockland REIT	701,009	2,843,313
Suncorp Group Ltd.	306,545	4,116,075

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Super Retail Group Ltd.	47,823	$515,356
Superloop Ltd. (b)	137,650	310,174
Supply Network Ltd.	5,000	112,701
Tabcorp Holdings Ltd.	559,156	379,845
Technology One Ltd.	83,422	2,126,373
Telix Pharmaceuticals Ltd. (a) (b)	76,534	739,033
Telstra Group Ltd.	1,164,676	3,720,504
Temple & Webster Group Ltd. (b)	23,638	360,007
Transurban Group Stapled Security	875,667	8,008,804
Treasury Wine Estates Ltd. (a)	225,054	1,054,522
Tuas Ltd. (b)	71,703	332,173
Unibail-Rodamco-Westfield (b)	34,100	179,182
Vault Minerals Ltd. (b)	1,707,623	746,940
Ventia Services Group Pty. Ltd.	215,133	728,581
Vicinity Ltd. REIT	1,111,461	1,856,284
Viva Energy Group Ltd. (a) (e)	295,480	355,430
Vulcan Energy Resources Ltd. (a) (b)	37,135	147,667
Vulcan Steel Ltd.	9,475	44,082
WA1 Resources Ltd. (b)	9,274	113,093
Washington H Soul Pattinson & Co. Ltd.	85,918	2,191,703
Waypoint REIT Ltd.	177,848	318,246
WEB Travel Group Ltd. (b)	111,141	290,952
Wesfarmers Ltd.	319,681	19,496,142
West African Resources Ltd. (b)	286,625	577,480
Westgold Resources Ltd.	237,168	704,180
Westpac Banking Corp.	964,030	24,898,350
Whitehaven Coal Ltd.	237,807	1,038,627
WiseTech Global Ltd.	56,716	3,392,364
Woodside Energy Group Ltd.	534,900	8,164,247
Woolworths Group Ltd.	344,138	6,089,666
Worley Ltd.	137,958	1,284,615
Yancoal Australia Ltd.	104,860	368,329
Zip Co. Ltd. (b)	371,770	1,089,046
		485,964,504
AUSTRIA — 0.3%
ams-OSRAM AG (b)	21,918	305,775
ANDRITZ AG	18,871	1,328,188
AT&S Austria Technologie & Systemtechnik AG (b)	10,000	263,200
BAWAG Group AG (e)	22,255	2,928,757
CA Immobilien Anlagen AG	10,087	277,105
CPI Europe AG (b)	8,587	187,467
DO & Co. AG	1,862	485,703
Erste Group Bank AG	86,512	8,457,411
EVN AG	23,519	646,655
Kontron AG	10,338	332,346
Lenzing AG (b)	5,138	153,645
Mondi PLC (d)	107,269	1,478,768
Mondi PLC (a) (d)	9,256	126,411
Oesterreichische Post AG	13,014	452,627
OMV AG	41,591	2,219,649
Palfinger AG	2,748	113,980
Porr AG	3,398	113,591
Security Description	Shares	Value
Raiffeisen Bank International AG	33,934	$1,169,857
SBO AG	1,927	60,455
UNIQA Insurance Group AG	29,267	434,673
Verbund AG	26,381	1,918,756
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,307	512,339
voestalpine AG	39,969	1,426,753
Wienerberger AG	29,731	957,888
		26,351,999
BELGIUM — 0.6%
Ackermans & van Haaren NV	6,572	1,683,417
Aedifica SA REIT	13,482	998,797
Ageas SA	45,897	3,176,416
Anheuser-Busch InBev SA	278,461	16,621,334
Azelis Group NV	48,414	656,470
Barco NV	18,442	292,970
Bekaert SA	9,625	439,935
CMB Tech NV (b)	32,966	310,239
Cofinimmo SA REIT	10,156	880,677
Colruyt Group NV (a)	8,297	326,786
Deme Group NV	1,771	258,451
D'ieteren Group	6,089	1,139,008
Elia Group SA (a)	14,526	1,675,229
Fagron	17,398	404,356
Financiere de Tubize SA	3,000	688,785
Galapagos NV (b)	10,952	375,248
Groupe Bruxelles Lambert NV	22,651	2,024,065
KBC Ancora	10,265	812,937
KBC Group NV	64,695	7,711,885
Kinepolis Group NV (a)	2,953	111,033
Lotus Bakeries NV	115	1,083,702
Melexis NV (a)	5,728	453,965
Montea NV REIT	4,885	393,755
Ontex Group NV (a) (b)	20,660	153,421
Proximus SADP	32,097	280,592
Recticel SA (a)	17,805	187,033
Retail Estates NV REIT	2,920	217,868
Shurgard Self Storage Ltd. REIT	9,251	350,555
Sofina SA	4,370	1,288,822
Solvay SA	19,757	627,255
Syensqo SA (a)	20,626	1,664,982
Tessenderlo Group SA (a)	5,115	155,362
UCB SA	35,616	9,834,466
Umicore SA	55,892	992,320
Vastned NV REIT	2,014	70,993
VGP NV	3,602	402,496
Warehouses De Pauw CVA REIT	56,072	1,402,024
X-Fab Silicon Foundries SE (b) (e)	15,689	127,106
Xior Student Housing NV REIT (a)	8,943	307,360
		60,582,115
BERMUDA — 0.0% *
Conduit Holdings Ltd.	37,895	173,965

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
BRAZIL — 1.4%
Afya Ltd. Class A	3,000	$46,800
Allos SA	94,822	459,906
Alpargatas SA Preference Shares	41,207	72,888
Alupar Investimento SA	48,342	290,385
Ambev SA	1,357,867	3,082,613
Auren Energia SA	243,430	469,440
Azzas 2154 SA	33,090	187,335
B3 SA - Brasil Bolsa Balcao	1,565,403	3,938,823
Banco ABC Brasil SA Preference Shares	17,795	77,688
Banco Bradesco SA	474,940	1,358,233
Banco Bradesco SA Preference Shares	1,431,082	4,753,658
Banco BTG Pactual SA	338,108	3,063,926
Banco do Brasil SA	481,400	1,996,813
Banco do Estado do Rio Grande do Sul SA Preference Shares	55,500	124,536
Banco Pan SA Preference Shares	88,800	129,726
BB Seguridade Participacoes SA	189,000	1,180,374
Bradespar SA Preference Shares	141,636	450,263
Braskem SA Preference Shares (b)	89,100	109,921
Brava Energia (b)	158,370	534,685
Caixa Seguridade Participacoes SA	135,300	383,882
Centrais Eletricas Brasileiras SA	380,219	3,749,679
Centrais Eletricas Brasileiras SA Preference Shares	57,300	596,827
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	51,352
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	144,400	3,583,733
Cia de Saneamento de Minas Gerais Copasa MG	49,600	321,226
Cia De Sanena Do Parana	38,500	267,846
Cia De Sanena Do Parana Preference Shares	132,600	180,517
Cia Energetica de Minas Gerais Preference Shares	495,373	1,037,153
Cia Paranaense de Energia - Copel Class B, Preference Shares	246,200	595,442
Cia Siderurgica Nacional SA	149,200	221,326
Cogna Educacao SA	424,300	266,106
Cosan SA (b)	268,780	311,399
CPFL Energia SA	77,500	573,368
Cury Construtora e Incorporadora SA	24,600	159,687
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	389,115
Dexco SA	93,038	101,327
Direcional Engenharia SA	106,887	324,542
Security Description	Shares	Value
EcoRodovias Infraestrutura e Logistica SA	81,929	$120,458
Embraer SA	201,500	3,037,890
Energisa SA	75,111	717,324
Eneva SA (b)	244,200	758,891
Engie Brasil Energia SA	72,666	555,343
Equatorial Energia SA	308,828	2,142,726
ERO Copper Corp. (a) (b)	34,600	701,002
Fleury SA	57,402	173,967
Fras-Le SA	14,100	59,730
Gerdau SA Preference Shares	380,502	1,186,758
GPS Participacoes e Empreendimentos SA (e)	99,500	353,118
Grendene SA	87,800	85,895
Grupo Mateus SA	120,500	157,256
Hapvida Participacoes e Investimentos SA (b) (e)	75,793	510,216
Hypera SA	80,800	344,863
Iguatemi SA	42,713	196,339
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	33,843
Inter & Co., Inc. Class A	64,100	591,643
IRB-Brasil Resseguros SA (b)	14,017	128,969
Itau Unibanco Holding SA Preference Shares	1,506,663	11,053,379
Itausa SA Preference Shares	1,575,345	3,392,928
Karoon Energy Ltd.	208,007	227,463
Klabin SA	222,380	753,300
Localiza Rent a Car SA	243,510	1,803,846
Lojas Renner SA	426,953	1,212,983
M Dias Branco SA	20,700	111,710
Magazine Luiza SA	76,023	137,041
Mahle Metal Leve SA	37,700	193,330
Marcopolo SA	46,200	65,150
Marcopolo SA Preference Shares	154,920	259,192
MBRF Global Foods Co. SA	225,839	823,538
Metalurgica Gerdau SA Preference Shares	208,100	372,001
Minerva SA (b)	66,635	84,458
Motiva Infraestrutura de Mobilidade SA	234,500	655,211
MRV Engenharia e Participacoes SA (b)	105,116	147,049
Multiplan Empreendimentos Imobiliarios SA	90,914	496,433
Natura Cosmeticos SA (b)	368,637	647,211
NU Holdings Ltd. Class A (b)	955,400	15,295,954
Odontoprev SA	78,060	194,067
Orizon Valorizacao de Residuos SA (b)	8,022	83,978
Pagseguro Digital Ltd. Class A	52,600	526,000
Petroleo Brasileiro SA - Petrobras	1,137,200	7,213,267
Petroleo Brasileiro SA - Petrobras Preference Shares	1,240,800	7,329,866

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Petroreconcavo SA	43,700	$103,474
Pluxee NV	23,290	413,496
Porto Seguro SA	20,500	191,930
PRIO SA (b)	222,410	1,592,416
Raia Drogasil SA	348,376	1,204,962
Rede D'Or Sao Luiz SA (e)	215,853	1,705,569
Rumo SA	370,171	1,110,051
Sao Martinho SA	33,600	109,528
Sendas Distribuidora SA	324,200	578,934
Serena Energia SA (b)	53,037	122,993
Sigma Lithium Corp. (b)	14,500	92,945
Simpar SA	66,400	62,216
SLC Agricola SA	49,764	153,341
Smartfit Escola de Ginastica e Danca SA	182,634	914,962
StoneCo Ltd. Class A (b)	66,500	1,257,515
Suzano SA	215,109	2,015,555
Telefonica Brasil SA	297,620	1,904,012
TIM SA	306,600	1,352,931
TOTVS SA	145,301	1,253,143
Transmissora Alianca de Energia Eletrica SA	43,800	301,510
Tres Tentos Agroindustrial SA	17,015	44,666
Tupy SA	20,800	50,969
Ultrapar Participacoes SA	163,500	674,502
Unipar Carbocloro SA Preference Shares	9,317	123,846
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (b)	105,900	84,115
Vale SA	1,012,918	10,951,699
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	60,339
Vibra Energia SA	264,900	1,223,140
Vinci Compass Investments Ltd. Class A	6,700	72,025
Vivara Participacoes SA	27,900	149,623
VTEX Class A (b)	12,100	52,998
Vulcabras SA	18,434	68,121
WEG SA	456,240	3,134,666
Wheaton Precious Metals Corp.	127,856	14,310,977
Wilson Sons SA	45,000	154,209
XP, Inc. Class A	99,900	1,877,121
Yara International ASA	43,708	1,597,139
		151,449,764
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a) (b)	166,800	2,155,429
CANADA — 7.7%
ADENTRA, Inc.	5,200	131,663
Advantage Energy Ltd. (b)	44,100	361,636
Aecon Group, Inc.	16,500	282,471
Agnico Eagle Mines Ltd.	142,183	23,952,634
Air Canada (a) (b)	54,400	686,549
Alamos Gold, Inc. Class A	119,190	4,155,460
Algoma Steel Group, Inc. (a)	22,600	80,239
Security Description	Shares	Value
Algonquin Power & Utilities Corp. (a)	192,130	$1,032,868
Alimentation Couche-Tard, Inc. (a)	213,700	11,403,784
Allied Gold Corp. (b)	16,700	291,896
Allied Properties Real Estate Investment Trust	42,600	634,989
AltaGas Ltd. (a)	84,400	2,601,029
Altius Minerals Corp.	15,600	375,257
Altus Group Ltd. (a)	13,400	572,442
Andlauer Healthcare Group, Inc. (a)	7,860	298,097
ARC Resources Ltd.	165,885	3,025,845
Aritzia, Inc. (b)	22,500	1,361,255
Artis Real Estate Investment Trust	14,000	63,389
Atco Ltd. Class I	20,000	724,163
Athabasca Oil Corp. (b)	143,200	685,433
AtkinsRealis Group, Inc.	49,400	3,566,003
ATS Corp. (a) (b)	22,000	575,694
Aya Gold & Silver, Inc. (b)	31,100	359,861
B2Gold Corp.	385,385	1,905,598
Badger Infrastructure Solutions Ltd.	9,100	401,436
Bank of Montreal	202,390	26,378,774
Bank of Nova Scotia	350,905	22,695,085
Barrick Mining Corp.	455,323	14,958,182
Barrick Mining Corp. (a)	25,306	831,348
Baytex Energy Corp. (a)	175,300	410,722
BCE, Inc. (a)	20,064	468,939
Birchcliff Energy Ltd. (a)	71,100	292,801
Bird Construction, Inc. (a)	20,700	448,991
Bitfarms Ltd. (b)	226,900	640,878
BlackBerry Ltd. (a) (b)	148,500	724,677
Boardwalk Real Estate Investment Trust	8,500	422,312
Bombardier, Inc. Class B (a) (b)	25,372	3,556,347
Boralex, Inc. Class A (a)	24,900	486,225
BOYD GROUP, Inc. (a)	5,700	961,552
Brookfield Asset Management Ltd. Class A (a)	115,308	6,563,457
Brookfield Business Corp. Class A	7,700	258,548
Brookfield Corp. (a)	385,125	26,430,635
Brookfield Infrastructure Corp. Class A (a)	28,550	1,172,860
Brookfield Renewable Corp. (a)	40,100	1,380,761
Brookfield Wealth Solutions Ltd.	12,807	878,192
BSR Real Estate Investment Trust (d)	7,300	91,250
BSR Real Estate Investment Trust (d)	5,000	63,282
CAE, Inc. (b)	86,400	2,558,965
Cameco Corp.	122,600	10,291,562
Canaccord Genuity Group, Inc.	20,300	156,693
Canada Goose Holdings, Inc. (b)	19,400	267,144

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Canadian Apartment Properties REIT	21,500	$628,899
Canadian Imperial Bank of Commerce (a)	262,916	21,014,006
Canadian National Railway Co. (a)	150,300	14,176,636
Canadian Natural Resources Ltd.	589,700	18,859,889
Canadian Pacific Kansas City Ltd. (a)	259,600	19,338,465
Canadian Tire Corp. Ltd. Class A (a)	15,000	1,786,007
Canadian Utilities Ltd. Class A	44,000	1,231,077
Canfor Corp. (a) (b)	25,300	222,743
Capital Power Corp. (a)	52,600	2,470,469
Capstone Copper Corp. (a) (b)	154,100	1,309,086
Cardinal Energy Ltd. (a)	54,100	301,333
Cargojet, Inc. (a)	1,600	105,793
Cascades, Inc.	17,800	123,323
CCL Industries, Inc. Class B (a)	41,800	2,356,470
Celestica, Inc. (b)	32,400	7,974,722
Cenovus Energy, Inc.	382,284	6,492,289
Centerra Gold, Inc.	57,300	614,017
CES Energy Solutions Corp. (a)	60,500	408,290
CGI, Inc.	56,200	5,006,865
Champion Iron Ltd. (a)	110,054	340,622
Choice Properties Real Estate Investment Trust	42,400	447,952
Cogeco Communications, Inc. (a)	5,700	262,018
Collective Mining Ltd. (a) (b)	9,900	143,797
Colliers International Group, Inc. (a)	12,200	1,908,475
Computer Modelling Group Ltd. (a)	17,200	77,508
Constellation Software, Inc.	5,700	15,476,848
Crombie Real Estate Investment Trust	40,160	434,966
Cronos Group, Inc. (a) (b)	105,800	292,748
CT Real Estate Investment Trust	34,000	396,349
Defi Technologies, Inc. (a) (b)	78,300	160,382
Definity Financial Corp. (a)	24,500	1,259,512
Denison Mines Corp. (b)	235,400	647,968
dentalcorp Holdings Ltd.	48,200	376,552
Descartes Systems Group, Inc. (b)	24,200	2,279,120
Discovery Silver Corp. (b)	161,300	598,180
Docebo, Inc. (b)	3,100	84,596
Dollarama, Inc.	78,100	10,302,195
DPM Metals, Inc. (a)	47,500	1,053,166
Dream Industrial Real Estate Investment Trust	40,600	362,698
DREAM Unlimited Corp. Class A	4,365	64,970
Element Fleet Management Corp. (a)	114,100	2,955,415
Emera, Inc.	95,200	4,568,423
Empire Co. Ltd. Class A	35,000	1,256,468
Security Description	Shares	Value
Enbridge, Inc.	614,200	$30,992,513
Endeavour Silver Corp. (b)	94,000	736,381
Enerflex Ltd.	28,400	306,371
Enghouse Systems Ltd.	11,700	175,996
EQB, Inc. (a)	7,600	507,978
Equinox Gold Corp. (a) (b)	171,413	1,920,604
Evertz Technologies Ltd.	3,400	29,323
Exchange Income Corp. (a)	16,500	861,169
Extendicare, Inc. (a)	19,700	210,535
Fairfax Financial Holdings Ltd.	5,600	9,799,396
Fiera Capital Corp. (a)	16,100	75,443
Finning International, Inc.	36,500	1,695,936
First Capital Real Estate Investment Trust	27,500	390,740
First Majestic Silver Corp. (a)	123,500	1,516,900
First National Financial Corp. (a)	15,300	527,264
FirstService Corp. (a)	11,600	2,210,620
Foran Mining Corp. (b)	67,200	187,874
Fortis, Inc. (a)	142,590	7,234,029
Fortuna Mining Corp. (b)	82,663	740,248
Franco-Nevada Corp.	54,235	12,074,440
Freehold Royalties Ltd. (a)	134,200	1,329,076
G Mining Ventures Corp. (b)	35,900	713,407
GDI Integrated Facility Services, Inc. (a) (b)	3,100	61,470
George Weston Ltd.	49,281	3,006,658
Gibson Energy, Inc. (a)	42,900	797,630
Gildan Activewear, Inc. (a)	44,300	2,559,810
goeasy Ltd.	3,900	485,944
Granite Real Estate Investment Trust	8,100	450,175
Great-West Lifeco, Inc.	79,100	3,210,844
H&R Real Estate Investment Trust	66,500	537,678
Hammond Power Solutions, Inc. (a)	3,100	275,065
Headwater Exploration, Inc. (a)	62,700	338,420
Hudbay Minerals, Inc.	104,000	1,575,622
Hydro One Ltd. (a) (e)	93,300	3,329,269
iA Financial Corp., Inc.	26,400	3,002,208
IGM Financial, Inc. (a)	22,600	822,852
Imperial Oil Ltd.	50,400	4,570,918
Intact Financial Corp.	50,200	9,769,048
Interfor Corp. (b)	22,700	165,592
International Petroleum Corp. (b)	20,800	347,115
InterRent Real Estate Investment Trust	14,697	141,224
Jamieson Wellness, Inc. (a) (e)	15,200	395,567
K92 Mining, Inc. (b)	63,000	761,578
Kelt Exploration Ltd. (b)	39,900	197,292
Keyera Corp.	65,400	2,194,571
Killam Apartment Real Estate Investment Trust	15,500	200,183
Kinaxis, Inc. (b)	8,300	1,071,651
Kinross Gold Corp.	345,600	8,579,146
Labrador Iron Ore Royalty Corp. (a)	27,700	559,017

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Lassonde Industries, Inc. Class A (d)	400	$60,914
Lassonde Industries, Inc. Class A (a) (d)	400	60,914
Laurentian Bank of Canada (a)	26,700	633,055
Leon's Furniture Ltd.	11,700	242,510
Lightspeed Commerce, Inc. (a) (b)	34,200	394,994
Linamar Corp.	11,400	611,539
Lithium Americas Corp. (a) (b)	44,500	254,258
Loblaw Cos. Ltd.	168,100	6,503,394
Lundin Gold, Inc. (a)	31,500	2,041,365
Magna International, Inc. (a)	75,800	3,592,247
Major Drilling Group International, Inc. (b)	21,700	181,535
Manulife Financial Corp.	481,200	14,995,567
Maple Leaf Foods, Inc. (a)	21,300	551,253
MEG Energy Corp.	69,400	1,400,569
Meren Energy, Inc.	73,600	97,329
Methanex Corp. (a)	17,800	707,830
Metro, Inc. (a)	59,057	3,967,269
Morguard Corp.	1,200	99,465
MTY Food Group, Inc.	4,300	119,012
Mullen Group Ltd. (a)	18,900	189,081
National Bank of Canada (a)	110,390	11,728,442
New Gold, Inc. (a) (b)	208,500	1,493,995
NexGen Energy Ltd. (a) (b)	141,500	1,267,134
NFI Group, Inc. (b)	25,100	266,081
NGEx Minerals Ltd. (a) (b)	35,500	662,085
North American Construction Group Ltd.	4,900	69,623
North West Co., Inc. (a)	12,600	433,040
Northland Power, Inc. (a)	69,269	1,159,960
Northwest Healthcare Properties Real Estate Investment Trust	57,100	208,882
Novagold Resources, Inc. (b)	66,200	585,209
Nutrien Ltd. (a)	137,318	8,065,977
NuVista Energy Ltd. (a) (b)	44,200	510,806
Onex Corp. (a)	16,300	1,446,663
Open Text Corp. (a)	71,100	2,658,202
OR Royalties, Inc. (a)	44,434	1,781,320
Orla Mining Ltd. (a) (b)	60,000	647,262
Pan American Silver Corp.	117,444	4,552,086
Paramount Resources Ltd. Class A (a)	23,500	379,506
Parex Resources, Inc.	29,800	389,580
Parkland Corp.	37,073	1,025,809
Pason Systems, Inc.	21,000	182,320
Pembina Pipeline Corp.	163,648	6,618,135
Pet Valu Holdings Ltd. (a)	37,100	959,630
Peyto Exploration & Development Corp. (a)	53,400	695,804
Power Corp. of Canada (a)	157,153	6,801,605
PrairieSky Royalty Ltd. (a)	57,294	1,063,196
Precision Drilling Corp. (a) (b)	3,300	185,895
Premium Brands Holdings Corp. (a)	13,700	920,127
Security Description	Shares	Value
Primaris Real Estate Investment Trust	13,425	$147,912
Propel Holdings, Inc. (a)	5,000	105,577
Quebecor, Inc. Class B	41,800	1,316,427
RB Global, Inc. (a)	52,200	5,655,188
Restaurant Brands International, Inc.	87,646	5,623,857
Richelieu Hardware Ltd. (a)	15,300	375,957
RioCan Real Estate Investment Trust	38,600	525,708
Rogers Communications, Inc. Class B (a)	101,448	3,493,153
Rogers Sugar, Inc. (a)	50,900	233,026
Royal Bank of Canada	397,100	58,540,428
Russel Metals, Inc.	15,100	452,327
Sandstorm Gold Ltd.	70,700	885,147
Saputo, Inc. (a)	67,700	1,644,574
Savaria Corp. (a)	13,700	198,499
Seabridge Gold, Inc. (a) (b)	20,400	492,186
Secure Waste Infrastructure Corp. (a)	55,600	792,002
Shopify, Inc. Class A (b)	343,700	51,073,316
Sienna Senior Living, Inc.	21,800	292,202
Skeena Resources Ltd. (b)	21,300	392,352
Slate Grocery REIT Class U,	27,900	290,750
SmartCentres Real Estate Investment Trust	25,800	496,011
South Bow Corp. (a)	60,162	1,702,731
Southern Cross Gold Consolidated Ltd. CDI (b)	65,724	351,082
Spin Master Corp. (a) (e)	8,900	122,876
Sprott, Inc. (a)	7,470	620,997
SSR Mining, Inc. (b)	63,104	1,541,091
Stantec, Inc.	32,300	3,484,194
Stella-Jones, Inc. (a)	13,300	759,058
StorageVault Canada, Inc. (a)	51,900	192,844
Strathcona Resources Ltd.	10,000	258,948
Sun Life Financial, Inc. (a)	158,800	9,537,815
Suncor Energy, Inc.	345,864	14,476,872
SunOpta, Inc. (a) (b)	20,000	117,004
Superior Plus Corp. (a)	65,600	371,988
Tamarack Valley Energy Ltd. (a)	150,400	653,960
Taseko Mines Ltd. (b)	72,200	306,152
TC Energy Corp. (a)	292,810	15,924,201
Teck Resources Ltd. Class B	133,100	5,839,985
TELUS Corp.	144,043	2,269,241
TerraVest Industries, Inc. (a)	4,600	460,529
TFI International, Inc. (a)	23,000	2,024,608
Thomson Reuters Corp.	44,404	6,896,438
TMX Group Ltd.	81,300	3,110,832
Topaz Energy Corp. (a)	31,000	575,485
Torex Gold Resources, Inc. (a) (b)	22,700	943,631
Toromont Industries Ltd. (a)	21,900	2,432,074
Toronto-Dominion Bank	484,698	38,764,693
Tourmaline Oil Corp.	113,663	4,903,014
TransAlta Corp.	75,000	1,024,687

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Transcontinental, Inc. Class A	18,800	$265,773
Trican Well Service Ltd. (a)	40,500	179,592
Triple Flag Precious Metals Corp.	15,967	467,512
Trisura Group Ltd. (b)	12,600	347,464
Vermilion Energy, Inc. (a)	45,900	358,583
Vizsla Silver Corp. (b)	69,100	298,470
Well Health Technologies Corp. (b)	42,100	155,522
Wesdome Gold Mines Ltd. (b)	39,500	615,466
West Fraser Timber Co. Ltd. (a)	14,400	979,146
Westshore Terminals Investment Corp. (a)	8,200	146,744
Whitecap Resources, Inc. (a)	349,305	2,666,105
Winpak Ltd. (a)	6,400	187,575
WSP Global, Inc. (a)	36,800	7,233,578
		816,791,603
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A (a)	14,400	210,240
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	298,766
Antofagasta PLC	105,649	3,912,747
Banco de Chile	10,442,656	1,585,493
Banco de Credito e Inversiones SA	19,569	864,944
Banco Itau Chile SA	76,273	1,173,986
Banco Santander Chile	15,151,615	1,003,442
CAP SA (b)	31,134	169,822
Cencosud SA	402,553	1,145,014
Cia Cervecerias Unidas SA	52,608	323,238
Cia Sud Americana de Vapores SA	20,561,322	1,075,597
Colbun SA	2,338,950	369,763
Embotelladora Andina SA Preference Shares	111,561	439,494
Empresa Nacional de Telecomunicaciones SA	36,914	130,143
Empresas CMPC SA	281,711	415,295
Empresas Copec SA	110,962	812,414
Enel Americas SA	5,048,946	509,334
Enel Chile SA	5,627,525	435,432
Engie Energia Chile SA	71,134	102,831
Falabella SA	236,684	1,403,053
Inversiones Aguas Metropolitanas SA	443,727	424,094
Inversiones La Construccion SA	16,157	218,424
Latam Airlines Group SA	41,655,906	946,582
Lundin Mining Corp. (a)	212,501	3,170,563
Parque Arauco SA	215,960	546,669
Ripley Corp. SA	210,248	102,331
SMU SA	1,137,230	189,849
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (b)	38,288	1,651,902
Security Description	Shares	Value
Vina Concha y Toro SA	181,562	$199,020
		23,620,242
CHINA — 8.9%
360 Security Technology, Inc. Class A	223,600	354,816
361 Degrees International Ltd.	183,000	147,239
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	35,029
3SBio, Inc. (a) (e)	539,000	2,078,299
AAC Technologies Holdings, Inc.	225,000	1,322,747
Abbisko Cayman Ltd. (b)	100,000	230,322
Accelink Technologies Co. Ltd. Class A	13,200	123,344
ACM Research Shanghai, Inc. Class A	3,220	91,169
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	272,923
AECC Aviation Power Co. Ltd. Class A	35,700	211,273
Agricultural Bank of China Ltd. Class A	1,563,200	1,462,882
Agricultural Bank of China Ltd. Class H	7,363,000	4,968,350
Aier Eye Hospital Group Co. Ltd. Class A	114,544	198,315
Air China Ltd. Class A (b)	120,700	133,953
Airtac International Group	39,743	981,904
AK Medical Holdings Ltd. (a) (e)	142,000	100,745
Akeso, Inc. (b) (e)	182,000	3,302,966
Alibaba Group Holding Ltd.	4,856,900	110,491,916
Alibaba Health Information Technology Ltd. (b)	1,595,500	1,365,743
A-Living Smart City Services Co. Ltd. Class H (a) (e)	135,250	51,281
Alphamab Oncology (b) (e)	121,000	213,061
Aluminum Corp. of China Ltd. Class A	193,400	223,590
Aluminum Corp. of China Ltd. Class H	1,740,000	1,804,766
Amlogic Shanghai Co. Ltd. Class A (b)	5,435	84,780
ANE Cayman, Inc.	171,000	222,860
Angel Yeast Co. Ltd. Class A	28,900	160,366
Angelalign Technology, Inc. (a) (e)	8,400	68,017
Anhui Conch Cement Co. Ltd. Class A	41,600	135,527
Anhui Conch Cement Co. Ltd. Class H (a)	406,500	1,227,797
Anhui Expressway Co. Ltd. Class H	114,000	167,621
Anhui Gujing Distillery Co. Ltd. Class A	6,000	135,180
Anhui Gujing Distillery Co. Ltd. Class B	31,664	439,529

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (b)	32,100	$242,752
Anker Innovations Technology Co. Ltd. Class A	10,140	173,183
ANTA Sports Products Ltd.	350,200	4,208,485
Ascentage Pharma Group International (b) (e)	67,300	666,478
AsiaInfo Technologies Ltd. (a) (e)	76,000	95,728
Atour Lifestyle Holdings Ltd. ADR	9,000	338,310
Autohome, Inc. ADR	21,000	599,550
Avary Holding Shenzhen Co. Ltd. Class A	70,000	550,678
AviChina Industry & Technology Co. Ltd. Class H	509,000	285,235
Avicopter PLC Class A	35,500	180,503
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	197,500	223,897
BAIC Motor Corp. Ltd. Class H (b) (e)	821,500	223,842
Baidu, Inc. Class A (b)	627,050	10,735,060
Bank of Beijing Co. Ltd. Class A	342,600	264,855
Bank of Chengdu Co. Ltd. Class A	77,900	188,536
Bank of China Ltd. Class A	1,052,100	764,638
Bank of China Ltd. Class H	19,464,000	10,657,118
Bank of Communications Co. Ltd. Class A	557,200	525,351
Bank of Communications Co. Ltd. Class H	2,381,000	1,998,346
Bank of Hangzhou Co. Ltd. Class A	58,900	126,189
Bank of Jiangsu Co. Ltd. Class A	407,780	573,846
Bank of Nanjing Co. Ltd. Class A	176,700	270,973
Bank of Ningbo Co. Ltd. Class A	72,840	270,107
Bank of Shanghai Co. Ltd. Class A	271,500	341,308
Baoshan Iron & Steel Co. Ltd. Class A	340,800	338,055
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	326,000	116,482
Beijing Enlight Media Co. Ltd. Class A	113,600	308,729
Beijing Enterprises Holdings Ltd.	156,000	666,876
Beijing Enterprises Water Group Ltd. (a)	820,000	251,889
Beijing Fourth Paradigm Technology Co. Ltd. Class H (b)	32,500	289,686
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	44,874
Beijing Kingsoft Office Software, Inc. Class A	5,556	246,720
Beijing New Building Materials PLC Class A	10,400	34,524
Beijing Roborock Technology Co. Ltd. Class A	3,731	109,814
Security Description	Shares	Value
Beijing Tiantan Biological Products Corp. Ltd. Class A	84,000	$224,867
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	30,000	34,664
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	107,873
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	12,292	97,527
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	171,380
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	462,444
BeOne Medicines Ltd. Class H (b)	239,500	6,316,565
Bestechnic Shanghai Co. Ltd. Class A	6,400	267,138
Bilibili, Inc. Class Z (b)	62,260	1,797,285
Black Sesame International Holding Ltd. (a) (b)	40,400	107,589
Blue Moon Group Holdings Ltd. (a) (e)	513,500	215,817
BOC Aviation Ltd. (e)	44,500	398,077
BOC Hong Kong Holdings Ltd.	1,005,500	4,722,247
BOE Technology Group Co. Ltd. Class A	738,800	431,210
BOE Varitronix Ltd. (a)	80,000	57,581
Bosideng International Holdings Ltd.	1,898,000	1,131,911
Brilliance China Automotive Holdings Ltd.	660,000	349,494
BYD Co. Ltd. Class A	99,300	1,521,530
BYD Co. Ltd. Class H (a)	1,022,998	14,489,535
BYD Electronic International Co. Ltd. (a)	229,000	1,216,757
C&D International Investment Group Ltd.	238,047	547,358
Caitong Securities Co. Ltd. Class A	30,160	35,630
Cambricon Technologies Corp. Ltd. Class A (b)	7,449	1,384,786
Canggang Railway Ltd. (a)	448,000	49,519
CanSino Biologics, Inc. Class H (b) (e)	40,200	255,758
CARsgen Therapeutics Holdings Ltd. (b) (e)	118,500	293,646
CGN Mining Co. Ltd.	1,135,000	459,520
CGN New Energy Holdings Co. Ltd.	158,000	60,110
CGN Power Co. Ltd. Class A	432,300	219,565
CGN Power Co. Ltd. Class H (e)	2,791,600	1,036,929
Changchun High-Tech Industry Group Co. Ltd. Class A	6,200	113,085
Changjiang Securities Co. Ltd. Class A	35,800	41,690
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	87,051

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	$161,857
Chervon Holdings Ltd.	18,200	49,732
Chifeng Jilong Gold Mining Co. Ltd. Class A	86,400	358,576
China BlueChemical Ltd. Class H	204,000	62,403
China CITIC Bank Corp. Ltd. Class H	2,390,000	2,055,049
China Coal Energy Co. Ltd. Class H (a)	588,000	702,087
China Communications Services Corp. Ltd. Class H	458,000	270,783
China Conch Venture Holdings Ltd.	351,500	495,599
China Construction Bank Corp. Class A	243,900	294,635
China Construction Bank Corp. Class H	26,582,000	25,555,673
China CSSC Holdings Ltd. Class A	54,200	263,114
China Datang Corp. Renewable Power Co. Ltd. Class H (a)	556,000	195,090
China East Education Holdings Ltd. (e)	63,000	61,863
China Eastern Airlines Corp. Ltd. Class A (b)	269,200	156,744
China Education Group Holdings Ltd. (a)	297,376	126,130
China Energy Engineering Corp. Ltd. Class A	587,300	198,585
China Everbright Bank Co. Ltd. Class A	708,700	334,095
China Everbright Bank Co. Ltd. Class H	1,095,300	456,117
China Everbright Environment Group Ltd.	731,518	417,452
China Everbright Ltd. (a)	208,000	326,955
China Feihe Ltd. (e)	849,000	436,481
China Foods Ltd.	362,000	205,185
China Galaxy Securities Co. Ltd. Class A	115,800	288,712
China Galaxy Securities Co. Ltd. Class H	1,126,800	1,714,733
China Gas Holdings Ltd.	632,611	619,569
China Gold International Resources Corp. Ltd.	79,700	1,421,824
China Greatwall Technology Group Co. Ltd. Class A (b)	33,600	79,859
China Hongqiao Group Ltd.	794,000	2,696,196
China International Capital Corp. Ltd. Class A	23,600	122,149
China International Capital Corp. Ltd. Class H (e)	439,600	1,209,120
China Jinmao Holdings Group Ltd.	843,394	168,020
China Jushi Co. Ltd. Class A	25,717	62,566
Security Description	Shares	Value
China Lesso Group Holdings Ltd.	209,000	$131,088
China Life Insurance Co. Ltd. Class A	28,900	160,731
China Life Insurance Co. Ltd. Class H	2,096,000	5,953,627
China Lilang Ltd.	100,000	45,756
China Literature Ltd. (a) (b) (e)	86,400	438,419
China Longyuan Power Group Corp. Ltd. Class H	756,000	807,460
China Medical System Holdings Ltd. (a)	358,000	643,723
China Mengniu Dairy Co. Ltd.	863,000	1,663,796
China Merchants Bank Co. Ltd. Class A	344,700	1,954,335
China Merchants Bank Co. Ltd. Class H	1,099,500	6,607,966
China Merchants Energy Shipping Co. Ltd. Class A	83,300	103,783
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	279,600	382,089
China Merchants Port Holdings Co. Ltd.	391,740	733,594
China Merchants Securities Co. Ltd. Class A	119,000	285,671
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	118,289
China Minsheng Banking Corp. Ltd. Class A	896,900	500,836
China Minsheng Banking Corp. Ltd. Class H	1,745,600	922,114
China Modern Dairy Holdings Ltd. (a)	574,000	97,383
China National Building Material Co. Ltd. Class H	1,502,954	1,066,308
China National Chemical Engineering Co. Ltd. Class A	71,900	75,053
China National Nuclear Power Co. Ltd. Class A	302,600	369,791
China National Software & Service Co. Ltd. Class A (b)	26,370	184,065
China Nonferrous Mining Corp. Ltd.	285,000	548,725
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	101,800	689,864
China Oilfield Services Ltd. Class H	424,000	364,033
China Overseas Grand Oceans Group Ltd. (a)	216,135	69,171
China Overseas Land & Investment Ltd.	1,039,000	1,917,644
China Overseas Property Holdings Ltd.	280,000	181,379
China Pacific Insurance Group Co. Ltd. Class A	293,500	1,446,210

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
China Pacific Insurance Group Co. Ltd. Class H	709,600	$2,825,486
China Petroleum & Chemical Corp. Class A	714,000	529,935
China Petroleum & Chemical Corp. Class H	6,478,000	3,372,050
China Power International Development Ltd. (a)	1,100,000	456,660
China Railway Group Ltd. Class A	272,800	210,894
China Railway Group Ltd. Class H	1,020,000	515,218
China Railway Signal & Communication Corp. Ltd. Class A	171,778	129,664
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	64,200	466,138
China Resources Beer Holdings Co. Ltd.	470,221	1,658,381
China Resources Building Materials Technology Holdings Ltd.	430,000	100,033
China Resources Gas Group Ltd.	233,900	596,444
China Resources Land Ltd.	867,333	3,386,661
China Resources Medical Holdings Co. Ltd. (a)	322,000	145,265
China Resources Microelectronics Ltd. Class A	31,302	243,964
China Resources Mixc Lifestyle Services Ltd. (e)	178,800	950,027
China Resources Pharmaceutical Group Ltd. (e)	768,000	474,793
China Resources Power Holdings Co. Ltd. (a)	544,055	1,247,486
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	29,237	115,227
China Risun Group Ltd. (a)	122,000	37,163
China Ruyi Holdings Ltd. (a) (b)	2,243,200	856,293
China Shenhua Energy Co. Ltd. Class A	135,200	730,308
China Shenhua Energy Co. Ltd. Class H (a)	915,000	4,374,839
China Southern Airlines Co. Ltd. Class A (b)	172,600	146,509
China State Construction Engineering Corp. Ltd. Class A	539,600	412,608
China State Construction International Holdings Ltd.	510,750	650,549
China Taiping Insurance Holdings Co. Ltd.	318,600	623,245
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	236,429
China Tobacco International HK Co. Ltd.	93,000	537,890
Security Description	Shares	Value
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	$244,009
China Tower Corp. Ltd. Class H (e)	1,181,100	1,742,716
China Traditional Chinese Medicine Holdings Co. Ltd.	1,126,000	353,123
China Travel International Investment Hong Kong Ltd. (a) (b)	266,000	57,095
China United Network Communications Ltd. Class A	421,500	325,259
China Vanke Co. Ltd. Class A (b)	111,100	107,399
China Vanke Co. Ltd. Class H (a) (b)	500,600	358,380
China Water Affairs Group Ltd. (a)	126,000	96,034
China XD Electric Co. Ltd. Class A	175,800	166,738
China XLX Fertiliser Ltd.	86,000	87,654
China Yangtze Power Co. Ltd. Class A	500,600	1,913,931
China Zheshang Bank Co. Ltd. Class A	206,180	86,205
Chinasoft International Ltd. (a)	636,000	516,621
Chongqing Changan Automobile Co. Ltd. Class A	119,280	204,674
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (c)	71,700	4,009
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	174,565
Chongqing Rural Commercial Bank Co. Ltd. Class H	641,000	495,143
Chongqing Zhifei Biological Products Co. Ltd. Class A	30,900	90,003
Chow Tai Fook Jewellery Group Ltd. (a)	796,400	1,592,718
CIMC Enric Holdings Ltd.	78,000	80,603
CITIC Ltd.	1,085,000	1,592,553
CITIC Securities Co. Ltd. Class A	150,285	630,457
CITIC Securities Co. Ltd. Class H	443,275	1,754,777
CITIC Telecom International Holdings Ltd.	395,000	123,368
CMOC Group Ltd. Class A	183,600	404,428
CMOC Group Ltd. Class H	1,473,000	2,970,460
CNGR Advanced Material Co. Ltd. Class A	4,480	31,365
CNPC Capital Co. Ltd. Class A	102,900	151,591
COFCO Joycome Foods Ltd. (a) (b)	478,000	110,586
Consun Pharmaceutical Group Ltd.	144,000	316,117
Contemporary Amperex Technology Co. Ltd. Class A	71,220	4,016,954
Contemporary Amperex Technology Co. Ltd. Class H (a)	33,800	2,482,739

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	$61,897
COSCO SHIPPING Holdings Co. Ltd. Class A	301,500	606,604
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	691,900	1,076,925
COSCO SHIPPING Ports Ltd. (a)	358,804	262,402
Country Garden Services Holdings Co. Ltd.	863,000	733,180
CRRC Corp. Ltd. Class A	331,200	347,120
CRRC Corp. Ltd. Class H	1,279,000	986,325
CSC Financial Co. Ltd. Class A	53,200	200,189
CSG Holding Co. Ltd. Class B	137,900	31,726
CSPC Innovation Pharmaceutical Co. Ltd. Class A	11,640	74,994
CSPC Pharmaceutical Group Ltd.	2,749,280	3,310,981
CStone Pharmaceuticals (a) (b) (e)	228,500	223,202
Dalipal Holdings Ltd. (a) (b)	144,000	116,601
Daqin Railway Co. Ltd. Class A	189,500	156,601
Daqo New Energy Corp. ADR (a) (b)	12,000	337,560
Deep Source Holdings Ltd. (b)	750,000	70,369
Dong-E-E-Jiao Co. Ltd. Class A	26,900	178,896
Dongfang Electric Corp. Ltd. Class A	54,100	146,419
Dongyue Group Ltd.	444,000	692,787
DPC Dash Ltd. (b)	15,600	174,438
Duality Biotherapeutics, Inc. (a) (b)	4,100	191,605
East Buy Holding Ltd. (a) (b) (e)	116,000	387,343
East Money Information Co. Ltd. Class A	268,840	1,022,945
Eastroc Beverage Group Co. Ltd. Class A	9,570	407,914
Ecovacs Robotics Co. Ltd. Class A	3,400	51,281
Empyrean Technology Co. Ltd. Class A	4,200	74,425
ENN Energy Holdings Ltd.	216,700	1,792,279
ENN Natural Gas Co. Ltd. Class A	24,700	62,310
Eoptolink Technology, Inc. Ltd. Class A	11,760	603,510
Eve Energy Co. Ltd. Class A	21,906	279,688
Everbright Securities Co. Ltd. Class A	35,500	93,738
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	1,180,046	480,138
Everest Medicines Ltd. (b) (e)	73,000	528,238
Far East Horizon Ltd.	401,000	354,078
FIH Mobile Ltd. (b)	29,700	66,955
FinVolution Group ADR	34,800	256,476
First Tractor Co. Ltd. Class H (a)	108,000	98,000
Security Description	Shares	Value
Flat Glass Group Co. Ltd. Class A	16,900	$40,902
Focus Media Information Technology Co. Ltd. Class A	239,900	271,290
Foshan Haitian Flavouring & Food Co. Ltd. Class A	104,609	571,817
Fosun International Ltd.	1,139,000	806,628
Founder Securities Co. Ltd. Class A	100,200	114,436
Foxconn Industrial Internet Co. Ltd. Class A	192,600	1,783,754
Fu Shou Yuan International Group Ltd. (a)	276,000	101,100
Fufeng Group Ltd.	357,000	401,948
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	363,579
Fuyao Glass Industry Group Co. Ltd. Class H (e)	161,600	1,626,302
GalaxyCore, Inc. Class A	18,062	45,488
Ganfeng Lithium Group Co. Ltd. Class A	22,280	190,309
GCL Technology Holdings Ltd. (a) (b)	7,080,000	1,192,072
GD Power Development Co. Ltd. Class A	239,700	167,481
GDS Holdings Ltd. Class A (b)	287,100	1,478,969
Geely Automobile Holdings Ltd.	1,776,000	4,462,598
GEM Co. Ltd. Class A	32,900	38,867
Gemdale Properties & Investment Corp. Ltd. (a) (b)	808,000	20,251
Genertec Universal Medical Group Co. Ltd. (e)	93,000	72,555
Genscript Biotech Corp. (a) (b)	354,000	760,742
GF Securities Co. Ltd. Class A	104,500	326,663
Giant Biogene Holding Co. Ltd. (a) (e)	94,200	684,065
GigaDevice Semiconductor, Inc. Class A	6,928	207,333
GoerTek, Inc. Class A	48,100	253,073
Goldwind Science & Technology Co. Ltd. Class A	22,900	48,098
Goneo Group Co. Ltd. Class A	11,368	71,231
Gotion High-tech Co. Ltd. Class A	8,500	55,670
Great Wall Motor Co. Ltd. Class A	14,400	49,701
Great Wall Motor Co. Ltd. Class H	828,000	1,787,877
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	265,825
Greentown China Holdings Ltd. (a)	261,000	318,685
Greentown Management Holdings Co. Ltd. (a) (e)	153,000	62,141
Greentown Service Group Co. Ltd.	280,000	180,299
Guangdong Haid Group Co. Ltd. Class A	22,500	201,311

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Guangdong Investment Ltd.	908,000	$825,094
Guanghui Energy Co. Ltd. Class A	204,300	144,467
Guangzhou Automobile Group Co. Ltd. Class A	198,200	211,898
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	36,206
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	93,849
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	652,400	57,858
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	143,846
Guosen Securities Co. Ltd. Class A	90,800	172,366
Guotai Haitong Securities Co. Ltd. Class A	284,970	754,466
Guotai Haitong Securities Co. Ltd. Class H (e)	577,880	1,192,837
H World Group Ltd. ADR (a)	56,500	2,209,715
Haichang Ocean Park Holdings Ltd. (b) (e)	486,000	55,594
Haidilao International Holding Ltd. (a) (e)	466,000	803,779
Haier Smart Home Co. Ltd. Class A	74,500	264,765
Haier Smart Home Co. Ltd. Class H	670,600	2,184,078
Hainan Airlines Holding Co. Ltd. Class A (b)	509,600	115,828
Hainan Airport Infrastructure Co. Ltd. Class A	139,100	81,188
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	25,000	33,899
Haitian International Holdings Ltd.	158,000	435,391
Hangzhou First Applied Material Co. Ltd. Class A	30,951	68,178
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (e)	66,800	114,962
Hangzhou Silan Microelectronics Co. Ltd. Class A	35,900	158,360
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	64,287
Hansoh Pharmaceutical Group Co. Ltd. (a) (e)	306,000	1,418,225
Harbin Electric Co. Ltd. Class H	248,000	375,487
HBM Holdings Ltd. (b) (e)	148,000	298,458
Health & Happiness H&H International Holdings Ltd. (a)	69,000	116,886
Hello Group, Inc. ADR	33,300	247,086
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	69,625
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	354,400
Security Description	Shares	Value
Hengan International Group Co. Ltd.	154,000	$502,750
Hengli Petrochemical Co. Ltd. Class A	99,100	238,316
Hengtong Optic-electric Co. Ltd. Class A	52,500	169,196
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	370,341
Hopson Development Holdings Ltd. (b)	253,204	112,276
Horizon Robotics (a) (b)	1,188,000	1,462,783
Hoshine Silicon Industry Co. Ltd. Class A	3,500	24,283
Hua Hong Semiconductor Ltd. Class H (a) (b) (e)	208,000	2,138,708
Huadian Power International Corp. Ltd. Class A	84,700	60,488
Huadong Medicine Co. Ltd. Class A	20,060	116,942
Huafon Chemical Co. Ltd. Class A	33,800	43,249
Huaibei Mining Holdings Co. Ltd. Class A	25,800	44,633
Hualan Biological Engineering, Inc. Class A	77,160	172,347
Huaneng Power International, Inc. Class A	155,200	153,732
Huaneng Power International, Inc. Class H	1,170,000	815,048
Huangshan Tourism Development Co. Ltd. Class B	20,400	14,749
Huaqin Technology Co. Ltd. Class A	33,900	501,123
Huatai Securities Co. Ltd. Class A	90,300	275,813
Huatai Securities Co. Ltd. Class H (e)	360,000	952,239
Huaxia Bank Co. Ltd. Class A	152,200	140,511
Huayu Automotive Systems Co. Ltd. Class A	62,800	180,627
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	144,283
Humanwell Healthcare Group Co. Ltd. Class A	11,800	34,900
Hunan Valin Steel Co. Ltd. Class A	44,000	40,065
Hundsun Technologies, Inc. Class A	19,510	94,492
HUTCHMED China Ltd. (a) (b)	20,000	64,573
HUTCHMED China Ltd. ADR (a) (b)	21,100	332,325
Hwatsing Technology Co. Ltd. Class A	4,650	107,778
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (e)	73,600	135,368
Hygon Information Technology Co. Ltd. Class A	39,948	1,415,785
IEIT Systems Co. Ltd. Class A	59,800	624,395

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Iflytek Co. Ltd. Class A	35,600	$279,959
Imeik Technology Development Co. Ltd. Class A	2,660	67,756
Industrial & Commercial Bank of China Ltd. Class A	997,400	1,021,553
Industrial & Commercial Bank of China Ltd. Class H	18,338,000	13,528,883
Industrial Bank Co. Ltd. Class A	381,600	1,062,766
Industrial Securities Co. Ltd. Class A	42,900	39,364
Ingenic Semiconductor Co. Ltd. Class A	8,200	102,405
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	892,200	297,926
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	70,600	223,566
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	161,066
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	346,770
Inner Mongolia Yitai Coal Co. Ltd. Class B	347,300	665,427
InnoCare Pharma Ltd. Class H (a) (b) (e)	228,000	548,578
Innovent Biologics, Inc. (b) (e)	423,500	5,247,211
Inspur Digital Enterprise Technology Ltd.	142,000	170,282
iQIYI, Inc. ADR (a) (b)	125,100	320,256
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	65,771
JA Solar Technology Co. Ltd. Class A (b)	34,160	62,977
JCET Group Co. Ltd. Class A	57,900	358,169
JD Health International, Inc. (b) (e)	315,350	2,695,334
JD Logistics, Inc. (b) (e)	525,400	884,625
JD.com, Inc. Class A	687,054	12,230,345
JF SmartInvest Holdings Ltd.	39,500	378,734
Jiangsu Eastern Shenghong Co. Ltd. Class A (b)	75,300	100,472
Jiangsu Expressway Co. Ltd. Class H	608,000	704,869
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	180,968
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	134,024	1,345,430
Jiangsu Hoperun Software Co. Ltd. Class A (b)	25,200	214,260
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	108,073
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	34,700	51,217
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	173,487
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	398,999
Security Description	Shares	Value
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	$66,098
Jiangxi Copper Co. Ltd. Class A	32,700	162,826
Jiangxi Copper Co. Ltd. Class H	557,000	2,183,500
Jinan Acetate Chemical Co. Ltd. (a)	150,810	311,734
Jinchuan Group International Resources Co. Ltd. (a) (b)	832,000	68,439
Jinko Solar Co. Ltd. Class A (b)	79,291	61,854
JinkoSolar Holding Co. Ltd. ADR	9,100	218,673
Jinxin Fertility Group Ltd. (a) (b) (e)	455,500	167,437
Jiumaojiu International Holdings Ltd. (a) (e)	188,000	50,501
JL Mag Rare-Earth Co. Ltd. Class H (a)	93,600	274,289
JNBY Design Ltd.	41,500	97,771
JOYY, Inc. ADR	7,400	433,714
Kangji Medical Holdings Ltd.	92,000	105,121
Kanzhun Ltd. ADR (b)	101,600	2,373,376
KE Holdings, Inc. ADR	189,700	3,604,300
Keymed Biosciences, Inc. (b) (e)	72,500	691,883
Kinetic Development Group Ltd. (a)	998,000	168,035
Kingboard Holdings Ltd.	162,000	575,508
Kingdee International Software Group Co. Ltd. (b)	960,000	2,161,740
Kingsoft Cloud Holdings Ltd. (a) (b)	124,000	130,847
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	32,200	480,424
Kingsoft Corp. Ltd.	266,400	1,185,385
KLN Logistics Group Ltd.	101,500	96,537
Kuaishou Technology (e)	756,300	8,223,611
Kuang-Chi Technologies Co. Ltd. Class A	76,900	541,625
Kunlun Energy Co. Ltd.	1,042,000	932,127
Kunlun Tech Co. Ltd. Class A (b)	14,200	96,806
Kweichow Moutai Co. Ltd. Class A	21,000	4,254,537
Laopu Gold Co. Ltd. Class H (a)	7,600	695,491
LB Group Co. Ltd. Class A	11,000	30,033
Lee & Man Paper Manufacturing Ltd. (a)	156,000	56,743
Legend Holdings Corp. Class H (b) (e)	129,200	190,137
Lenovo Group Ltd.	2,146,000	3,185,736
Lens Technology Co. Ltd. Class A	158,300	743,593
Lepu Biopharma Co. Ltd. Class H (b) (e)	299,000	305,133
Li Auto, Inc. Class A (a) (b)	382,000	4,978,510
Li Ning Co. Ltd.	657,500	1,490,707
Lifetech Scientific Corp. (a) (b)	1,054,000	254,681
Lingbao Gold Group Co. Ltd. Class H	234,000	554,894
Lingyi iTech Guangdong Co. Class A	50,400	115,333

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Longfor Group Holdings Ltd. (a) (e)	567,687	$866,809
LONGi Green Energy Technology Co. Ltd. Class A (b)	86,492	218,433
Lonking Holdings Ltd.	174,000	66,644
Loongson Technology Corp. Ltd. Class A (b)	8,995	199,149
Lufax Holding Ltd. ADR (b)	97,650	396,459
Luxshare Precision Industry Co. Ltd. Class A	142,268	1,291,259
Luye Pharma Group Ltd. (a) (b) (e)	416,000	182,325
Luzhou Laojiao Co. Ltd. Class A	18,500	342,414
Mango Excellent Media Co. Ltd. Class A	9,700	48,667
Maoyan Entertainment (a) (e)	41,600	42,667
Maxscend Microelectronics Co. Ltd. Class A	4,000	46,648
Medlive Technology Co. Ltd. (a) (e)	94,000	157,786
Meihua Holdings Group Co. Ltd. Class A	81,900	121,918
Meitu, Inc. (a) (e)	1,011,500	1,205,157
Meituan Class B (b) (e)	1,402,210	18,833,343
Metallurgical Corp. of China Ltd. Class A	364,100	196,676
MicroPort NeuroScientific Corp. (a)	71,000	114,707
Microport Scientific Corp. (a) (b)	220,108	390,120
Midea Group Co. Ltd. Class A	94,500	963,377
Midea Group Co. Ltd. Class H	77,400	818,229
Ming Yuan Cloud Group Holdings Ltd.	94,000	44,581
MINISO Group Holding Ltd.	81,800	468,276
MINISO Group Holding Ltd. ADR (a)	21,700	488,250
Minth Group Ltd.	324,000	1,408,370
MMG Ltd. (b)	1,282,400	1,112,565
Mobvista, Inc. (b) (e)	168,000	453,015
Montage Technology Co. Ltd. Class A	9,953	216,169
Muyuan Foods Co. Ltd. Class A	92,323	686,522
NARI Technology Co. Ltd. Class A	168,028	541,281
National Silicon Industry Group Co. Ltd. Class A (b)	75,121	271,926
NAURA Technology Group Co. Ltd. Class A	13,230	839,678
NetDragon Websoft Holdings Ltd.	53,500	106,444
NetEase Cloud Music, Inc. (b) (e)	25,650	856,495
NetEase, Inc.	490,500	14,928,590
New China Life Insurance Co. Ltd. Class A	25,600	219,673
New China Life Insurance Co. Ltd. Class H	266,600	1,581,700
Security Description	Shares	Value
New Hope Liuhe Co. Ltd. Class A	192,400	$264,545
New Horizon Health Ltd. (b) (c) (e)	46,000	41,800
New Oriental Education & Technology Group, Inc. (b)	395,500	2,148,197
Newborn Town, Inc. (b)	264,000	442,805
Nexteer Automotive Group Ltd.	160,000	175,621
Ninestar Corp. Class A (b)	16,800	55,321
Ningbo Deye Technology Co. Ltd. Class A	10,584	120,283
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	105,057
Ningbo Tuopu Group Co. Ltd. Class A	23,925	271,864
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	267,222
NIO, Inc. Class A (a) (b)	445,790	3,288,821
Noah Holdings Ltd. ADR	9,000	104,310
Nongfu Spring Co. Ltd. Class H (e)	547,600	3,793,589
OFILM Group Co. Ltd. Class A (b)	35,200	64,647
OmniVision Integrated Circuits Group, Inc. Class A	10,935	231,928
Onewo, Inc. Class H	61,400	191,924
Oppein Home Group, Inc. Class A	6,300	47,113
Orient Securities Co. Ltd. Class A	104,928	168,417
OSL Group Ltd. (a) (b)	187,500	361,485
PDD Holdings, Inc. ADR (b)	200,000	26,434,000
People's Insurance Co. Group of China Ltd. Class A	77,000	84,158
People's Insurance Co. Group of China Ltd. Class H	2,946,000	2,578,564
PetroChina Co. Ltd. Class A	298,300	337,332
PetroChina Co. Ltd. Class H	5,944,000	5,408,915
Pharmaron Beijing Co. Ltd. Class A	54,800	274,869
PICC Property & Casualty Co. Ltd. Class H	1,957,700	4,418,438
Ping An Bank Co. Ltd. Class A	278,300	442,787
Ping An Healthcare & Technology Co. Ltd. (a) (e)	345,400	812,847
Ping An Insurance Group Co. of China Ltd. Class A	174,590	1,349,953
Ping An Insurance Group Co. of China Ltd. Class H (a)	1,859,500	12,678,844
Piotech, Inc. Class A	4,559	166,423
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	149,979
Poly Property Group Co. Ltd.	196,120	44,112
Poly Property Services Co. Ltd. Class H	13,800	61,760
Pop Mart International Group Ltd. (e)	151,400	5,191,702

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Postal Savings Bank of China Co. Ltd. Class A	334,800	$270,098
Postal Savings Bank of China Co. Ltd. Class H (e)	2,866,000	2,011,254
Power Construction Corp. of China Ltd. Class A	262,500	205,510
Prosus NV	368,598	25,960,168
Q Technology Group Co. Ltd.	151,000	325,468
Qfin Holdings, Inc. ADR	30,800	886,424
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	92,800	271,471
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	33,974
Range Intelligent Computing Technology Group Co. Ltd. Class A	24,800	185,633
Remegen Co. Ltd. Class H (a) (b) (e)	76,500	1,152,357
REPT BATTERO Energy Co. Ltd. Class H (b)	72,800	148,493
RLX Technology, Inc. ADR	89,100	234,333
RoboSense Technology Co. Ltd. (a) (b)	62,000	336,759
Rockchip Electronics Co. Ltd. Class A	5,500	174,050
Rongsheng Petrochemical Co. Ltd. Class A	157,550	213,312
SAIC Motor Corp. Ltd. Class A	168,400	404,496
Sailun Group Co. Ltd. Class A	11,700	23,606
Sanan Optoelectronics Co. Ltd. Class A	59,300	129,626
Sany Heavy Equipment International Holdings Co. Ltd.	249,000	260,188
Sany Heavy Industry Co. Ltd. Class A	99,800	325,413
Sasseur Real Estate Investment Trust	189,800	100,112
Satellite Chemical Co. Ltd. Class A	24,680	66,968
SDIC Capital Co. Ltd. Class A	78,900	87,342
SDIC Power Holdings Co. Ltd. Class A	88,700	162,531
Seazen Group Ltd. (b)	491,333	161,664
Seres Group Co. Ltd. Class A	40,000	962,876
SF Holding Co. Ltd. Class A	68,300	386,472
SG Micro Corp. Class A	8,196	95,778
Shaanxi Coal Industry Co. Ltd. Class A	123,100	345,428
Shandong BoAn Biotechnology Co. Ltd. Class H (b)	95,400	155,845
Shandong Gold Mining Co. Ltd. Class A	88,500	488,355
Shandong Gold Mining Co. Ltd. Class H (a) (e)	162,750	772,709
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	105,500	877,020
Security Description	Shares	Value
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	$50,962
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	45,671
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	236,182
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	407,725
Shanghai Baosight Software Co. Ltd. Class A	52,080	169,669
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,792	81,816
Shanghai Chicmax Cosmetic Co. Ltd. Class H (a)	10,200	126,576
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	67,419
Shanghai Conant Optical Co. Ltd. Class H	82,500	438,776
Shanghai Electric Group Co. Ltd. Class A (b)	276,000	365,553
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	93,781
Shanghai Henlius Biotech, Inc. Class H (b) (e)	20,500	198,402
Shanghai Industrial Holdings Ltd.	53,000	93,188
Shanghai International Airport Co. Ltd. Class A	18,700	83,669
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	65,714
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	83,018
Shanghai MicroPort MedBot Group Co. Ltd. Class H (b)	117,500	435,845
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	64,472
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	722,442
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	126,814
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	427,453
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	269,591
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	219,503
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	45,900	353,874
Shanjin International Gold Co. Ltd. Class A	109,000	349,141
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	126,257
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	137,457
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	458,934

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Shengyi Technology Co. Ltd. Class A	55,900	$423,677
Shennan Circuits Co. Ltd. Class A	12,428	377,754
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	167,960
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	361,628
Shenzhen International Holdings Ltd.	291,916	293,027
Shenzhen Investment Ltd. (a) (b)	724,301	82,853
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	548,092
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	82,412
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	60,965
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	180,341
Shenzhou International Group Holdings Ltd.	228,500	1,810,578
Shoucheng Holdings Ltd. (a)	712,000	230,610
Shougang Fushan Resources Group Ltd.	1,244,133	454,133
Shui On Land Ltd.	328,000	31,196
Sichuan Biokin Pharmaceutical Co. Ltd. Class A (b)	13,148	692,320
Sichuan Changhong Electric Co. Ltd. Class A	217,000	318,768
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	153,671
Sichuan Expressway Co. Ltd. Class H (a)	20,000	11,773
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	12,300	812,580
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	62,610
Sihuan Pharmaceutical Holdings Group Ltd. (a)	463,000	95,809
Silergy Corp. (a)	89,000	753,396
Silvercorp Metals, Inc. (a)	52,400	330,654
Simcere Pharmaceutical Group Ltd. (e)	178,000	288,263
Sinopec Engineering Group Co. Ltd. Class H	563,000	489,163
Sinopec Kantons Holdings Ltd.	120,000	67,863
Sinopharm Group Co. Ltd. Class H	404,000	952,311
Sinotruk Hong Kong Ltd.	174,000	513,475
SITC International Holdings Co. Ltd.	387,000	1,490,222
Smoore International Holdings Ltd. (a) (e)	613,000	1,389,028
Spring Airlines Co. Ltd. Class A	11,800	88,541
Sun Art Retail Group Ltd. (a)	1,572,000	377,826
Security Description	Shares	Value
Sunac China Holdings Ltd. (a) (b)	1,632,000	$356,588
Sunac Services Holdings Ltd. (a) (e)	325,000	68,505
Sungrow Power Supply Co. Ltd. Class A	23,380	531,343
Sunny Optical Technology Group Co. Ltd.	196,600	2,285,547
Sunshine Lake Pharma Co. Ltd. (a) (b)	10,227	65,197
Sunwoda Electronic Co. Ltd. Class A	18,900	89,602
SUPCON Technology Co. Ltd. Class A	22,030	170,246
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	47,500	476,506
Suzhou TFC Optical Communication Co. Ltd. Class A	11,172	263,022
SY Holdings Group Ltd. (a)	92,500	129,232
TAL Education Group ADR (b)	108,900	1,219,680
TBEA Co. Ltd. Class A	146,900	366,869
TCL Electronics Holdings Ltd.	337,000	454,797
TCL Technology Group Corp. Class A	153,890	93,059
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (b)	81,375	103,326
Tencent Holdings Ltd.	1,807,500	154,024,536
Tencent Music Entertainment Group ADR	161,500	3,769,410
Tiangong International Co. Ltd. (a)	1,110,000	379,492
Tianli International Holdings Ltd.	430,000	155,301
Tianneng Power International Ltd. (a)	606,000	759,408
Tianqi Lithium Corp. Class A (b)	15,200	101,448
Tianshui Huatian Technology Co. Ltd. Class A	237,400	392,369
Tingyi Cayman Islands Holding Corp.	480,000	642,846
Tong Ren Tang Technologies Co. Ltd. Class H (a)	51,000	31,201
Tongcheng Travel Holdings Ltd.	440,000	1,300,704
TongFu Microelectronics Co. Ltd. Class A	89,900	506,676
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	260,878
Tongwei Co. Ltd. Class A (b)	46,800	146,361
Topsports International Holdings Ltd. (e)	463,000	188,047
Towngas Smart Energy Co. Ltd.	104,722	53,031
TravelSky Technology Ltd. Class H	209,000	285,278
Trina Solar Co. Ltd. Class A (b)	19,751	48,135
Trip.com Group Ltd.	174,850	13,393,990

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Tsingtao Brewery Co. Ltd. Class A	9,200	$85,089
Tsingtao Brewery Co. Ltd. Class H	182,000	1,239,782
Tuhu Car, Inc. (b) (e)	70,000	172,292
Tuya, Inc. ADR	50,200	123,994
UBTech Robotics Corp. Ltd. Class H (b)	38,250	757,586
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	145,955
Unisplendour Corp. Ltd. Class A	53,180	225,183
Up Fintech Holding Ltd. ADR (b)	42,900	457,743
Victory Giant Technology Huizhou Co. Ltd. Class A	23,300	933,321
Vipshop Holdings Ltd. ADR	86,000	1,689,040
Vnet Group, Inc. ADR (a) (b)	49,200	508,236
VSTECS Holdings Ltd. (a)	136,000	187,908
Wanguo Gold Group Ltd.	92,000	459,503
Wanhua Chemical Group Co. Ltd. Class A	41,400	386,735
Want Want China Holdings Ltd.	1,765,000	1,200,048
Weibo Corp. ADR (a)	20,110	249,364
Weichai Power Co. Ltd. Class A	79,100	155,594
Weichai Power Co. Ltd. Class H	575,000	1,030,956
Weimob, Inc. (a) (b) (e)	1,059,000	385,195
WellCell Holdings Co. Ltd. (a) (b)	100,000	132,384
Wens Foodstuff Group Co. Ltd. Class A	85,960	224,446
West China Cement Ltd.	262,000	110,789
Western Securities Co. Ltd. Class A	30,800	37,077
Western Superconducting Technologies Co. Ltd. Class A	35,591	325,030
Wharf Holdings Ltd. (a)	254,000	726,703
Wilmar International Ltd.	545,900	1,206,807
Wingtech Technology Co. Ltd. Class A (b)	15,500	101,080
Wuhan Guide Infrared Co. Ltd. Class A (b)	60,642	105,077
Wuliangye Yibin Co. Ltd. Class A	68,000	1,158,998
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	140,603
WuXi AppTec Co. Ltd. Class A	50,900	800,057
WuXi AppTec Co. Ltd. Class H (e)	80,403	1,226,651
Wuxi Biologics Cayman, Inc. (b) (e)	939,000	4,945,789
WuXi XDC Cayman, Inc. (b)	66,000	664,207
XCMG Construction Machinery Co. Ltd. Class A	112,400	181,356
XD, Inc.	99,000	1,033,848
Xiamen C & D, Inc. Class A	72,000	103,645
Xiamen Tungsten Co. Ltd. Class A	89,400	371,277
Xiaomi Corp. Class B (b) (e)	4,831,200	33,531,027
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	91,021
Security Description	Shares	Value
Xinjiang Daqo New Energy Co. Ltd. Class A (b)	21,185	$85,395
Xinte Energy Co. Ltd. Class H (a) (b)	84,800	90,136
Xinyi Energy Holdings Ltd. (a)	137,647	22,645
Xinyi Glass Holdings Ltd. (a)	377,528	437,677
Xinyi Solar Holdings Ltd. (a)	1,067,811	472,118
XPeng, Inc. Class A (b)	341,200	4,084,980
XtalPi Holdings Ltd. (a) (b)	416,000	760,311
Xtep International Holdings Ltd.	299,195	224,577
XXF Group Holdings Ltd. (a) (b)	240,000	337,772
Yadea Group Holdings Ltd. (e)	363,870	648,665
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (a) (e)	59,500	361,876
Yangzijiang Shipbuilding Holdings Ltd.	734,000	1,918,694
Yankuang Energy Group Co. Ltd. Class A	126,815	236,820
Yankuang Energy Group Co. Ltd. Class H (a)	835,800	1,093,574
Yanlord Land Group Ltd. (a) (b)	128,800	73,931
Yantai Changyu Pioneer Wine Co. Ltd. Class B	36,300	40,590
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	56,500	441,542
Yealink Network Technology Corp. Ltd. Class A	42,460	220,420
Yidu Tech, Inc. (a) (b) (e)	367,000	311,321
Yifeng Pharmacy Chain Co. Ltd. Class A	11,618	40,181
Yihai International Holding Ltd. (a)	111,000	179,474
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	44,266
Yixin Group Ltd. (a) (e)	1,099,500	388,621
Yonghui Superstores Co. Ltd. Class A (b)	402,800	264,487
Yonyou Network Technology Co. Ltd. Class A (b)	51,830	113,588
Youngor Fashion Co. Ltd. Class A	208,500	216,767
YTO Express Group Co. Ltd. Class A	44,600	114,826
Yuexiu Property Co. Ltd.	397,540	266,205
Yuexiu Transport Infrastructure Ltd.	208,000	122,441
Yum China Holdings, Inc.	103,500	4,536,206
Yunnan Aluminium Co. Ltd. Class A	41,400	119,657
Yunnan Baiyao Group Co. Ltd. Class A	12,880	102,554
Yunnan Yuntianhua Co. Ltd. Class A	19,100	71,819
Yutong Bus Co. Ltd. Class A	34,500	131,709
Zai Lab Ltd. (a) (b)	112,800	386,806
Zai Lab Ltd. ADR (a) (b)	17,795	603,073
Zangge Mining Co. Ltd. Class A	101,600	831,485

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	$201,556
Zhaojin Mining Industry Co. Ltd. Class H	450,500	1,810,014
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	173,075
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	149,513
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	140,225
Zhejiang Expressway Co. Ltd. Class H	452,640	418,292
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	174,657
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	131,535
Zhejiang Juhua Co. Ltd. Class A	28,100	157,741
Zhejiang Leapmotor Technology Co. Ltd. Class H (b) (e)	161,900	1,380,657
Zhejiang NHU Co. Ltd. Class A	74,948	250,584
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	148,129
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	64,743
Zhejiang Zheneng Electric Power Co. Ltd. Class A	134,200	93,202
Zheshang Securities Co. Ltd. Class A	21,700	35,104
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (e)	384,600	869,507
Zhongji Innolight Co. Ltd. Class A	13,300	753,282
Zhongjin Gold Corp. Ltd. Class A	58,800	180,919
Zhongsheng Group Holdings Ltd.	193,000	361,670
Zhongtai Securities Co. Ltd. Class A	72,500	70,695
Zhongyu Energy Holdings Ltd. (a)	146,000	60,799
Zhou Hei Ya International Holdings Co. Ltd. (e)	202,000	52,964
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	15,418
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	670,022
Zijin Mining Group Co. Ltd. Class A	326,400	1,348,208
Zijin Mining Group Co. Ltd. Class H (a)	1,514,000	6,343,684
Zonqing Environmental Ltd. (a) (b)	86,000	35,703
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	98,223
ZTE Corp. Class A	55,000	352,190
ZTE Corp. Class H (a)	220,000	1,003,804
ZTO Express Cayman, Inc.	133,300	2,527,087
Security Description	Shares	Value
Zylox-Tonbridge Medical Technology Co. Ltd. Class H (e)	37,000	$115,560
		937,402,023
COLOMBIA — 0.0% *
Aris Mining Corp. (b)	40,600	398,005
Cementos Argos SA	186,255	504,161
Grupo Argos SA	2,964	13,427
Grupo Cibest SA	71,291	1,101,400
Grupo Cibest SA ADR	5,003	259,856
Grupo de Inversiones Suramericana SA	4,098	45,626
Interconexion Electrica SA ESP	116,011	692,033
		3,014,508
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	212,400	2,253,144
CZECH REPUBLIC — 0.0% *
CEZ AS	37,903	2,355,998
Colt CZ Group SE	2,481	92,505
Komercni Banka AS	17,471	876,710
Moneta Money Bank AS (e)	76,336	609,800
Philip Morris CR AS	128	111,277
		4,046,290
DENMARK — 1.2%
ALK-Abello AS (b)	34,792	1,141,332
Alm Brand AS	225,793	630,520
Ambu AS Class B	49,672	724,032
AP Moller - Maersk AS Class A	775	1,516,379
AP Moller - Maersk AS Class B	1,370	2,688,114
Bavarian Nordic AS (b)	23,814	856,176
Better Collective AS (b)	8,665	110,557
Cadeler AS (b)	60,220	306,598
Carlsberg AS Class B	26,038	3,028,094
cBrain AS	2,930	83,572
Cementir Holding NV	10,780	179,864
Chemometec AS	4,698	461,458
Coloplast AS Class B	34,962	2,988,346
D/S Norden AS	8,017	291,261
Danske Bank AS	188,182	8,024,572
Demant AS (b)	23,410	811,435
Dfds AS (b)	10,740	163,565
DSV AS	57,331	11,411,511
FLSmidth & Co. AS	11,518	808,624
Genmab AS (b)	18,910	5,737,474
GN Store Nord AS (b)	35,890	606,754
Gubra AS	2,713	166,381
H Lundbeck AS	75,388	540,418
ISS AS	39,319	1,245,275
Jyske Bank AS	11,985	1,335,691
Matas AS	12,409	253,931
Netcompany Group AS (b) (e)	11,321	430,543
NKT AS (b)	14,195	1,378,654
Novo Nordisk AS Class B	907,287	49,221,834

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Novonesis Novozymes B Class B	98,228	$6,016,326
NTG Nordic Transport Group AS (b)	2,507	73,243
Orsted AS (b) (d) (e)	44,793	800,630
Orsted AS (b) (d)	95,985	1,715,637
Pandora AS	24,217	3,157,877
Per Aarsleff Holding AS	4,610	497,806
Ringkjoebing Landbobank AS	7,114	1,650,616
Rockwool AS Class B	25,050	930,976
Royal Unibrew AS	13,372	1,020,876
Scandinavian Tobacco Group AS (e)	12,600	173,942
Schouw & Co. AS	3,570	330,993
Sydbank AS	13,825	1,110,953
Tryg AS	92,404	2,346,173
Vestas Wind Systems AS	281,933	5,316,644
Zealand Pharma AS (b)	17,754	1,288,624
		123,574,281
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	494,266	1,043,278
Eastern Co. SAE	280,787	249,980
EFG Holding SAE (b)	146,048	81,769
E-Finance for Digital & Financial Investments	126,688	33,889
Talaat Moustafa Group	131,579	156,410
Telecom Egypt Co.	60,241	64,207
		1,629,533
FAEROE ISLANDS — 0.0% *
Bakkafrost P	14,842	680,384
FINLAND — 0.7%
Citycon OYJ	19,217	73,882
Elisa OYJ (a)	40,904	2,146,457
Finnair OYJ (a)	51,154	172,744
Fortum OYJ	127,026	2,403,760
Harvia OYJ (a)	3,684	149,124
Hiab OYJ Class B	10,055	586,242
Huhtamaki OYJ	25,806	893,894
Kalmar OYJ Class B	10,055	398,389
Kemira OYJ	31,779	712,453
Kempower OYJ (b)	5,722	95,606
Kesko OYJ Class B	75,064	1,596,423
Kojamo OYJ (a) (b)	37,077	472,685
Kone OYJ Class B	95,751	6,525,429
Konecranes OYJ	17,918	1,477,966
Mandatum OYJ	122,767	823,386
Marimekko OYJ	8,480	124,749
Metsa Board OYJ Class B (a)	32,480	114,339
Metso OYJ (a)	176,037	2,416,966
Neste OYJ (a)	114,709	2,100,594
Nokia OYJ	1,478,883	7,088,026
Nokian Renkaat OYJ (a)	34,104	308,356
Nordea Bank Abp (d)	657,531	10,787,449
Nordea Bank Abp (d)	222,223	3,649,040
Security Description	Shares	Value
Orion OYJ Class B	30,687	$2,349,128
Outokumpu OYJ (a)	178,236	810,065
Puuilo OYJ	18,546	323,387
QT Group OYJ (a) (b)	5,211	279,573
Revenio Group OYJ	6,933	188,179
Sampo OYJ Class A (d)	628,715	7,223,399
Sampo OYJ Class A (d)	53,370	611,090
Stora Enso OYJ Class R (a)	154,890	1,699,112
TietoEVRY OYJ (a)	29,125	527,017
Tokmanni Group Corp. (a)	9,924	105,937
UPM-Kymmene OYJ	170,239	4,654,716
Valmet OYJ (a)	39,281	1,305,268
Wartsila OYJ Abp	137,193	4,102,584
YIT OYJ (a) (b)	22,823	79,754
		69,377,168
FRANCE — 5.1%
Accor SA	55,472	2,626,737
Aeroports de Paris SA	9,143	1,206,441
Air France-KLM (b)	33,471	449,327
Air Liquide SA	162,964	33,865,624
Airbus SE	167,397	38,826,889
Alstom SA (b)	97,976	2,546,494
Altarea SCA REIT	1,444	177,814
Alten SA	17,918	1,471,650
Amundi SA (e)	16,428	1,301,015
Antin Infrastructure Partners SA	8,410	115,616
Arkema SA	15,391	969,325
Assystem SA	1,654	83,374
Aubay	3,025	170,432
AXA SA	499,310	23,843,046
Beneteau SACA	8,515	86,244
BioMerieux	10,936	1,462,307
BNP Paribas SA	286,706	26,050,890
Bollore SE	215,725	1,220,744
Bouygues SA	53,649	2,415,599
Bureau Veritas SA	86,661	2,712,662
Canal & SA	199,610	658,376
Capgemini SE	45,857	6,657,117
Carmila SA REIT (b)	16,368	337,721
Carrefour SA	153,525	2,326,153
Cie de Saint-Gobain SA	126,533	13,627,665
Cie des Alpes	5,732	143,458
Cie Generale des Etablissements Michelin SCA	188,877	6,777,755
Clariane SE (b)	28,166	156,606
Coface SA	29,757	554,886
Covivio SA REIT	14,878	999,950
Credit Agricole SA	298,471	5,863,760
Danone SA	182,145	15,871,748
Dassault Aviation SA	5,182	1,732,886
Dassault Systemes SE	188,656	6,319,833
Derichebourg SA	21,744	134,389
Edenred SE	91,731	2,177,235
Eiffage SA	18,508	2,363,888
Elior Group SA (b) (e)	27,606	85,764
Elis SA	44,696	1,285,635

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Emeis SA (b)	17,828	$309,191
Engie SA	514,536	11,036,602
Equasens	1,458	68,012
Eramet SA	1,844	120,902
EssilorLuxottica SA	84,176	27,298,271
Esso SA Francaise	598	71,178
Etablissements Maurel et Prom SA	19,383	111,188
Eurazeo SE	10,839	713,843
Eutelsat Communications SACA (a) (b)	35,649	143,046
Exail Technologies SA (b)	3,409	406,966
Exosens SAS	7,063	358,518
FDJ UNITED	28,821	965,143
Fnac Darty SA	3,252	111,576
Forvia SE (b) (d)	36,003	482,683
Forvia SE (b) (d)	5,581	75,643
Gaztransport Et Technigaz SA	9,823	1,819,023
Gecina SA REIT	12,422	1,245,026
Getlink SE	85,626	1,575,561
Hermes International SCA	8,922	21,836,814
ICADE REIT	9,048	227,725
ID Logistics Group SACA (b)	864	407,603
Imerys SA	7,600	200,389
Interparfums SA	6,624	218,552
Ipsen SA	10,176	1,358,292
IPSOS SA	9,783	435,202
JCDecaux SE	17,112	307,028
Kaufman & Broad SA	3,405	119,026
Kering SA	20,971	6,962,292
Klepierre SA REIT	60,917	2,373,509
Legrand SA	73,878	12,205,013
LISI SA	3,302	179,249
L'Oreal SA	67,735	29,328,402
Louis Hachette Group	199,610	361,898
LVMH Moet Hennessy Louis Vuitton SE	70,448	43,085,108
Manitou BF SA	1,060	23,241
Mercialys SA REIT	24,762	318,885
Mersen SA	8,155	240,511
Metropole Television SA	7,157	107,305
Nexans SA	8,686	1,285,962
Nexity SA (b)	9,699	125,701
Opmobility	15,366	246,632
Orange SA	524,421	8,509,647
Pernod Ricard SA	56,854	5,580,759
Peugeot Invest SA	1,756	154,128
Pierre Et Vacances SA (b)	37,390	74,423
Planisware SA	4,180	95,971
Publicis Groupe SA	64,478	6,188,210
Quadient SA	7,279	112,042
Remy Cointreau SA	7,619	411,628
Renault SA	52,431	2,143,903
Rexel SA	59,628	1,950,551
Rubis SCA	22,138	826,666
Safran SA	101,441	35,769,865
Security Description	Shares	Value
Sartorius Stedim Biotech	8,265	$1,670,842
SCOR SE	40,612	1,431,573
SEB SA	18,499	1,357,433
Seche Environnement SACA	636	54,927
Societe BIC SA	6,132	382,591
Societe Generale SA	201,856	13,367,507
Sodexo SA	23,377	1,470,910
SOITEC (b)	7,067	321,935
Sopra Steria Group	4,064	772,627
SPIE SA	40,337	2,170,735
Technip Energies NV	36,094	1,699,811
Teleperformance SE	15,304	1,138,992
Television Francaise 1 SA	11,946	121,486
Thales SA	25,815	8,086,676
TotalEnergies SE	578,307	35,151,083
Trigano SA	2,295	399,909
Ubisoft Entertainment SA (b)	25,853	295,692
Unibail-Rodamco-Westfield REIT (b)	32,716	3,438,189
Valeo SE	58,068	725,625
Vallourec SACA	43,266	822,806
Veolia Environnement SA	177,387	6,040,292
Vicat SACA	3,900	273,575
Vinci SA	139,319	19,308,391
Virbac SACA	1,106	408,708
Vivendi SE (b)	199,610	703,156
Voltalia SA (b)	17,228	151,518
VusionGroup	2,688	805,392
Wavestone	2,248	127,448
Wendel SE	6,922	662,868
Worldline SA (b) (e)	55,280	178,623
		543,902,879
GEORGIA — 0.0% *
Georgia Capital PLC (b)	9,000	292,002
Lion Finance Group PLC	9,416	969,736
TBC Bank Group PLC	12,346	755,416
		2,017,154
GERMANY — 5.5%
1&1 AG	6,659	157,269
Adesso SE	956	110,083
adidas AG	48,173	10,154,625
AIXTRON SE	27,546	477,406
Allianz SE	108,788	45,684,967
AlzChem Group AG	2,017	355,970
Aroundtown SA (b)	196,392	753,202
Atoss Software SE	2,539	328,166
Aumovio SE (b)	14,876	613,873
Aurubis AG	8,374	1,044,949
Auto1 Group SE (b)	40,264	1,371,996
BASF SE	251,434	12,523,485
Bayer AG	276,760	9,180,197
Bayerische Motoren Werke AG	79,039	7,934,882
Bayerische Motoren Werke AG Preference Shares	14,776	1,370,714
Bechtle AG	21,793	1,004,810

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Beiersdorf AG	28,829	$3,014,792
Bilfinger SE	11,448	1,260,396
Brenntag SE	33,111	1,980,286
CANCOM SE	8,623	264,952
Carl Zeiss Meditec AG	9,444	467,837
Ceconomy AG (b)	43,948	226,437
Cewe Stiftung & Co. KGaA	2,705	317,520
Commerzbank AG	216,928	8,179,431
Continental AG	29,752	1,961,876
Covestro AG (b)	53,597	3,671,528
CTS Eventim AG & Co. KGaA	17,054	1,671,206
CureVac NV (b)	19,663	105,262
Daimler Truck Holding AG	133,847	5,507,602
Dermapharm Holding SE	4,358	166,677
Deutsche Bank AG	521,403	18,348,820
Deutsche Boerse AG	53,046	14,217,253
Deutsche Lufthansa AG	175,620	1,487,396
Deutsche Pfandbriefbank AG (e)	35,822	210,665
Deutsche Post AG	270,443	12,056,211
Deutsche Telekom AG	983,321	33,518,210
Deutz AG	27,770	292,526
Douglas AG (b)	12,460	180,078
Dr. Ing hc F Porsche AG Preference Shares (e)	30,061	1,458,078
Draegerwerk AG & Co. KGaA Preference Shares	2,641	195,500
Duerr AG	13,826	324,261
E.ON SE	632,477	11,901,713
Eckert & Ziegler SE	11,844	247,996
Elmos Semiconductor SE	2,710	260,790
Energiekontor AG	1,621	83,615
Evonik Industries AG	69,149	1,200,063
Evotec SE (b)	36,261	263,650
Fielmann Group AG	6,713	405,432
flatexDEGIRO AG	22,003	720,796
Formycon AG (b)	1,736	45,895
Fraport AG Frankfurt Airport Services Worldwide (b)	9,842	850,558
Freenet AG	31,638	1,011,894
Fresenius Medical Care AG	60,609	3,180,487
Fresenius SE & Co. KGaA	119,003	6,627,871
Friedrich Vorwerk Group SE	2,854	274,647
FUCHS SE Preference Shares (a)	17,927	802,126
GEA Group AG	41,270	3,047,737
Gerresheimer AG	9,191	381,220
GFT Technologies SE	2,760	58,958
Grand City Properties SA	19,669	259,768
Grenke AG	44,408	866,178
Hamborner REIT AG	43,682	291,534
Hannover Rueck SE	17,155	5,172,317
Heidelberg Materials AG	37,700	8,485,184
HelloFresh SE (b)	46,004	395,464
Henkel AG & Co. KGaA	33,712	2,501,472
Henkel AG & Co. KGaA Preference Shares	47,923	3,868,464
Security Description	Shares	Value
Hensoldt AG	17,139	$2,221,257
Hornbach Holding AG & Co. KGaA	2,806	323,111
HUGO BOSS AG	12,080	574,005
Hypoport SE (b)	1,033	167,258
Infineon Technologies AG	367,862	14,350,294
IONOS Group SE (b)	12,986	606,527
Jenoptik AG	13,599	274,516
JOST Werke SE (e)	3,047	177,758
Jungheinrich AG Preference Shares	12,950	449,792
K&S AG	49,623	672,863
KION Group AG	19,201	1,296,139
Kloeckner & Co. SE	12,637	85,824
Knorr-Bremse AG	19,820	1,859,586
Krones AG	3,783	551,183
Lanxess AG	21,798	540,427
LEG Immobilien SE	20,461	1,627,621
MBB SE	463	93,028
Mercedes-Benz Group AG	203,441	12,781,636
Merck KGaA	35,985	4,627,805
Montana Aerospace AG (b) (e)	7,433	259,709
MTU Aero Engines AG	15,003	6,890,989
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,804	23,499,165
Mutares SE & Co. KGaA	2,857	99,702
Nagarro SE	1,607	97,999
Nemetschek SE	18,027	2,346,935
Nordex SE (b)	32,951	844,040
Norma Group SE	5,838	97,819
Northern Data AG (a) (b)	5,018	103,477
Patrizia SE	12,942	109,185
Pfeiffer Vacuum Technology AG	2,036	371,285
PNE AG	8,549	132,595
Porsche Automobil Holding SE Preference Shares	40,422	1,588,736
Puma SE	28,979	720,505
Rational AG	1,393	1,062,267
RENK Group AG	21,336	2,196,365
Rheinmetall AG	12,929	30,147,675
RWE AG	177,035	7,867,168
SAF-Holland SE	12,092	209,996
Salzgitter AG	5,203	157,362
SAP SE	294,171	78,773,830
Sartorius AG Preference Shares	7,167	1,666,560
Schaeffler AG	61,014	406,849
Schott Pharma AG & Co. KGaA	22,988	569,930
Scout24 SE (e)	22,365	2,801,327
Secunet Security Networks AG	245	54,869
SGL Carbon SE (b)	9,210	34,088
Siemens AG	214,101	57,659,529
Siemens Energy AG (b)	191,399	22,358,940
Siemens Healthineers AG (e)	95,815	5,181,051
Siltronic AG	4,127	225,974
Sirius Real Estate Ltd. REIT	359,467	473,044

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sixt SE	3,607	$349,018
Sixt SE Preference Shares	4,376	295,139
SMA Solar Technology AG (b)	3,081	77,906
Softwareone Holding AG (a)	49,544	509,046
Softwareone Holding AG	20,170	207,405
Stabilus SE	6,520	188,461
STO SE & Co. KGaA Preference Shares	608	85,871
Stroeer SE & Co. KGaA	8,845	393,890
Suedzucker AG	39,268	432,100
SUSS MicroTec SE	4,539	162,133
Symrise AG	37,968	3,303,101
TAG Immobilien AG	46,868	809,527
Talanx AG	17,672	2,350,552
TeamViewer SE (b) (e)	38,986	396,931
thyssenkrupp AG	134,365	1,843,235
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (e)	5,380	65,238
TUI AG (b)	123,923	1,127,309
United Internet AG	20,720	653,933
Verbio SE	4,111	51,589
Volkswagen AG Preference Shares	58,090	6,276,797
Vonovia SE	211,864	6,609,361
Vossloh AG	2,557	271,905
Wacker Chemie AG	4,947	372,596
Wacker Neuson SE	8,355	215,977
Wuestenrot & Wuerttembergische AG	14,591	231,450
Zalando SE (b) (e)	62,663	1,915,091
		578,842,379
GREECE — 0.2%
Aegean Airlines SA	8,153	128,177
Aktor SA Holding Co. Technical & Energy Projects (b)	13,820	139,813
Alpha Bank SA	652,497	2,770,795
Athens International Airport SA	38,237	466,358
Athens Water Supply & Sewage Co. SA	4,435	34,133
Autohellas Tourist & Trading SA	3,851	51,494
Eurobank Ergasias Services & Holdings SA Class A	728,724	2,810,214
FF Group (b) (c)	122	—
GEK Terna SA	16,426	431,174
Hellenic Telecommunications Organization SA	41,430	784,726
HELLENiQ ENERGY Holdings SA	20,706	205,098
Holding Co. ADMIE IPTO SA	31,100	111,455
Intralot SA-Integrated Information Systems & Gaming Services (b)	61,387	91,605
Jumbo SA	33,653	1,155,425
LAMDA Development SA (b)	12,062	109,981
Motor Oil Hellas Corinth Refineries SA	17,595	530,498
Security Description	Shares	Value
National Bank of Greece SA	248,952	$3,616,992
OPAP SA	53,931	1,259,140
Optima bank SA	41,007	406,666
Piraeus Financial Holdings SA	335,231	2,841,568
Public Power Corp. SA	47,658	785,094
Sarantis SA	9,794	149,143
		18,879,549
GUATEMALA — 0.0% *
Millicom International Cellular SA	27,326	1,326,404
HONG KONG — 1.2%
AIA Group Ltd.	2,994,600	28,732,056
ASMPT Ltd.	90,600	955,443
Bank of East Asia Ltd.	234,894	365,305
Bright Smart Securities & Commodities Group Ltd. (a) (b)	252,000	295,712
Cafe de Coral Holdings Ltd.	166,000	137,828
China Common Rich Renewable Energy Investments Ltd. (b) (c)	68,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
CK Asset Holdings Ltd.	513,181	2,487,942
CK Infrastructure Holdings Ltd.	168,000	1,103,388
CLP Holdings Ltd.	483,500	4,005,138
Concord New Energy Group Ltd.	2,790,000	141,644
Cowell e Holdings, Inc. (b)	46,000	230,579
Crystal International Group Ltd. (e)	155,500	135,106
CTF Services Ltd.	284,968	308,394
Dah Sing Banking Group Ltd.	110,000	138,553
Dah Sing Financial Holdings Ltd.	43,600	190,418
Damai Entertainment Holdings Ltd. (a) (b)	7,100,000	976,428
DFI Retail Group Holdings Ltd.	90,100	293,726
Envision Greenwise Holdings Ltd. (a) (b)	478,000	230,387
Fenbi Ltd. (a) (b)	425,000	158,411
Fortune Real Estate Investment Trust	345,000	223,928
Futu Holdings Ltd. ADR	17,000	2,956,470
Grand Pharmaceutical Group Ltd. (a)	574,500	629,112
Guotai Junan International Holdings Ltd. (a)	757,000	436,858
Gushengtang Holdings Ltd.	28,800	114,528
Hang Lung Group Ltd.	216,000	406,992
Hang Lung Properties Ltd.	951,199	1,067,293
Hang Seng Bank Ltd. (a)	231,600	3,527,402
Henderson Land Development Co. Ltd. (a)	412,466	1,454,690
HKT Trust & HKT Ltd. Stapled Security	1,062,000	1,572,444

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Hong Kong & China Gas Co. Ltd.	3,383,101	$2,939,407
Hong Kong Exchanges & Clearing Ltd.	338,361	19,222,092
Hongkong Land Holdings Ltd.	291,400	1,844,562
Huabao International Holdings Ltd.	211,000	108,478
Hutchison Port Holdings Trust Stapled Security	1,361,400	272,280
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	48,918
Hysan Development Co. Ltd.	164,000	335,150
J&T Global Express Ltd. (b)	1,008,400	1,267,564
Jardine Matheson Holdings Ltd.	49,300	3,105,900
Johnson Electric Holdings Ltd. (a)	88,968	465,400
Kerry Properties Ltd.	131,500	352,226
Kingboard Laminates Holdings Ltd.	158,500	251,183
Link REIT	754,307	3,877,986
LK Technology Holdings Ltd. (a)	107,500	67,011
Luk Fook Holdings International Ltd. (a)	83,000	265,629
Man Wah Holdings Ltd. (a)	322,000	178,374
Marketingforce Management Ltd. (b)	30,900	208,108
Melco International Development Ltd. (b)	139,000	112,373
Melco Resorts & Entertainment Ltd. ADR (b)	52,930	485,368
MTR Corp. Ltd. (a)	414,692	1,406,043
New World Development Co. Ltd. (b)	356,581	358,396
Nine Dragons Paper Holdings Ltd. (b)	242,000	170,760
Orient Overseas International Ltd.	33,000	535,692
Pacific Basin Shipping Ltd. (a)	1,197,000	386,159
PAX Global Technology Ltd.	158,000	116,768
PCCW Ltd.	1,195,471	818,963
Polestar Automotive Holding U.K. PLC Class A, ADR (b)	108,900	102,377
Power Assets Holdings Ltd.	440,500	2,790,067
Prudential PLC	727,336	10,193,224
Realord Group Holdings Ltd. (a) (b)	116,000	180,104
Sino Biopharmaceutical Ltd.	2,997,000	3,135,517
Sino Land Co. Ltd.	1,221,974	1,547,021
Skyworth Group Ltd. (a) (b)	136,807	80,884
SmarTone Telecommunications Holdings Ltd.	38,500	23,010
SSY Group Ltd. (a)	204,000	76,562
Stella International Holdings Ltd.	126,500	249,735
Sun Hung Kai Properties Ltd.	452,500	5,420,415
SUNeVision Holdings Ltd. (a)	101,000	89,182
Super Hi International Holding Ltd. (a) (b)	31,000	57,455
Swire Pacific Ltd. Class A	100,500	851,881
Security Description	Shares	Value
Techtronic Industries Co. Ltd.	410,000	$5,245,938
Time Interconnect Technology Ltd.	169,000	339,069
United Energy Group Ltd. (a)	1,826,000	124,387
United Laboratories International Holdings Ltd. (a)	228,000	440,152
Vitasoy International Holdings Ltd.	190,000	206,108
Viva Goods Co. Ltd. (b)	528,000	41,396
VTech Holdings Ltd.	43,800	352,972
Wasion Holdings Ltd.	300,000	488,921
WH Group Ltd. (e)	2,221,702	2,407,196
Wharf Real Estate Investment Co. Ltd.	590,000	1,744,126
Yue Yuen Industrial Holdings Ltd. (a)	191,500	326,124
Yuexiu Real Estate Investment Trust	571,646	68,329
		129,059,117
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	350,715
MOL Hungarian Oil & Gas PLC	109,480	890,946
OTP Bank Nyrt	61,522	5,323,971
Richter Gedeon Nyrt	41,927	1,278,556
		7,844,188
INDIA — 5.0%
360 ONE WAM Ltd.	75,229	867,615
3M India Ltd.	571	189,361
Aadhar Housing Finance Ltd. (b)	35,851	206,028
Aarti Industries Ltd.	40,656	171,665
Aarti Pharmalabs Ltd.	7,697	71,748
Aavas Financiers Ltd. (b)	17,994	331,128
ABB India Ltd.	12,843	749,747
Acme Solar Holdings Ltd.	37,597	117,294
Action Construction Equipment Ltd.	7,575	91,509
Acutaas Chemicals Ltd.	20,568	305,270
Adani Enterprises Ltd.	50,947	1,437,886
Adani Ports & Special Economic Zone Ltd.	171,281	2,707,470
Adani Power Ltd. (b)	892,400	1,453,852
Aditya Birla Fashion & Retail Ltd. (b)	316,220	300,910
Aditya Birla Lifestyle Brands Ltd. (b)	76,383	114,340
Aditya Birla Real Estate Ltd.	10,983	208,976
Aditya Birla Sun Life Asset Management Co. Ltd.	21,077	187,889
Aditya Vision Ltd. (e)	16,722	105,769
Advent Hotels International Pvt Ltd. (b)	4,167	12,329
Aegis Logistics Ltd.	34,324	296,024
Aether Industries Ltd. (b)	6,195	52,465
Afcons Infrastructure Ltd.	53,692	275,206
Affle 3i Ltd. (b)	11,294	247,749

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
AGI Greenpac Ltd.	4,288	$40,780
Ahluwalia Contracts India Ltd.	19,094	214,018
AIA Engineering Ltd.	9,606	330,335
Ajanta Pharma Ltd.	10,636	288,251
Akzo Nobel India Ltd.	1,862	69,404
Alembic Pharmaceuticals Ltd.	7,522	76,361
Alkem Laboratories Ltd.	12,341	754,036
Alkyl Amines Chemicals	4,612	99,399
Alok Industries Ltd. (b)	359,427	70,113
Amara Raja Energy & Mobility Ltd.	23,540	262,300
Amber Enterprises India Ltd. (b)	8,631	786,318
Ambuja Cements Ltd.	201,569	1,293,905
Anand Rathi Wealth Ltd.	7,070	225,090
Anant Raj Ltd.	33,707	265,040
Angel One Ltd.	10,400	249,784
Anup Engineering Ltd.	4,040	106,796
Anupam Rasayan India Ltd.	4,390	52,973
Apar Industries Ltd.	4,746	437,564
APL Apollo Tubes Ltd.	49,903	947,659
Apollo Hospitals Enterprise Ltd.	26,875	2,242,591
Apollo Tyres Ltd.	67,212	358,017
Aptus Value Housing Finance India Ltd.	70,063	252,314
Archean Chemical Industries Ltd.	11,740	91,142
Arvind Fashions Ltd.	8,117	48,269
Arvind Ltd.	83,661	286,302
Asahi India Glass Ltd.	8,757	84,395
Ashok Leyland Ltd.	1,216,346	1,954,483
Ashoka Buildcon Ltd. (b)	35,842	74,575
Asian Paints Ltd.	101,805	2,694,505
Aster DM Healthcare Ltd. (e)	58,145	410,570
Astra Microwave Products Ltd.	18,767	207,964
Astral Ltd.	67,347	1,036,426
AstraZeneca Pharma India Ltd.	1,288	132,088
Atul Ltd.	3,871	264,159
AU Small Finance Bank Ltd. (e)	84,209	693,674
AurionPro Solutions Ltd.	5,145	66,059
Aurobindo Pharma Ltd.	105,672	1,290,004
Authum Investment & Infrastucture Ltd.	13,339	463,048
Avanti Feeds Ltd.	15,964	115,214
Avenue Supermarts Ltd. (b) (e)	50,457	2,543,287
AWL Agri Business Ltd. (b)	184,181	542,552
Axis Bank Ltd.	627,247	7,994,174
Azad Engineering Ltd. (b)	6,010	105,757
Bajaj Auto Ltd.	18,767	1,834,347
Bajaj Electricals Ltd.	14,427	88,563
Bajaj Finance Ltd.	780,190	8,777,371
Bajaj Finserv Ltd.	112,751	2,547,886
Bajaj Holdings & Investment Ltd.	7,352	1,014,092
Balaji Amines Ltd.	1,401	21,920
Balkrishna Industries Ltd.	16,997	439,298
Balrampur Chini Mills Ltd.	48,159	247,144
Bandhan Bank Ltd. (e)	178,088	325,353
Security Description	Shares	Value
Bank of Baroda	273,926	$797,633
BASF India Ltd.	5,048	249,987
Bata India Ltd.	15,134	198,574
Bayer CropScience Ltd.	2,859	154,898
BEML Ltd.	5,250	246,793
Bharat Electronics Ltd.	1,101,284	5,010,361
Bharat Forge Ltd.	71,849	981,090
Bharat Heavy Electricals Ltd.	465,960	1,251,377
Bharat Petroleum Corp. Ltd.	402,867	1,541,116
Bharti Airtel Ltd.	713,513	15,094,962
Bikaji Foods International Ltd.	20,835	174,621
Biocon Ltd.	155,067	595,547
Birla Corp. Ltd.	3,296	45,266
Birlasoft Ltd.	88,321	351,091
BlackBuck Ltd. (b)	33,023	231,674
BLS International Services Ltd.	24,283	88,146
Blue Dart Express Ltd.	2,241	143,942
Blue Star Ltd.	39,141	829,207
Bombay Burmah Trading Co.	6,225	123,955
Borosil Renewables Ltd. (b)	17,601	113,598
Bosch Ltd.	2,000	859,230
Brigade Enterprises Ltd.	40,871	412,467
Britannia Industries Ltd.	32,006	2,159,597
Brookfield India Real Estate Trust REIT (e)	45,270	174,913
BSE Ltd.	70,204	1,613,157
Campus Activewear Ltd.	34,776	105,595
Can Fin Homes Ltd.	16,939	145,602
Canara Bank	594,342	828,101
Caplin Point Laboratories Ltd.	3,390	75,067
Carborundum Universal Ltd.	26,411	275,045
Cartrade Tech Ltd. (b)	17,377	479,513
Castrol India Ltd.	124,256	279,388
CCL Products India Ltd.	16,929	161,160
CE Info Systems Ltd.	4,160	77,274
Ceat Ltd.	4,931	187,902
Cello World Ltd.	30,000	194,619
Cemindia Projects Ltd.	33,354	304,375
Central Depository Services India Ltd.	30,005	492,915
Century Plyboards India Ltd.	8,003	73,289
Cera Sanitaryware Ltd.	1,151	79,887
CESC Ltd.	147,320	268,711
CG Power & Industrial Solutions Ltd.	163,594	1,365,206
Chalet Hotels Ltd. (b)	20,715	221,921
Chambal Fertilisers & Chemicals Ltd.	42,504	244,501
Chemplast Sanmar Ltd. (b)	18,532	81,171
Chennai Petroleum Corp. Ltd.	14,824	126,521
Cholamandalam Financial Holdings Ltd.	22,915	486,489
Cholamandalam Investment & Finance Co. Ltd.	123,156	2,234,289
CIE Automotive India Ltd.	24,860	112,794
Cipla Ltd.	161,650	2,736,928
City Union Bank Ltd.	109,083	262,582

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Clean Science & Technology Ltd.	5,682	$70,304
CMS Info Systems Ltd.	54,945	230,978
Coal India Ltd.	482,026	2,117,003
Coforge Ltd.	88,720	1,589,768
Cohance Lifesciences Ltd. (b)	27,543	272,704
Colgate-Palmolive India Ltd.	40,980	1,025,738
Computer Age Management Services Ltd.	13,356	565,385
Concord Biotech Ltd.	8,583	159,279
Container Corp. of India Ltd.	91,817	543,733
Coromandel International Ltd.	44,269	1,121,025
Craftsman Automation Ltd.	1,513	115,764
CreditAccess Grameen Ltd. (b)	11,804	179,901
CRISIL Ltd.	3,874	193,576
Crompton Greaves Consumer Electricals Ltd.	158,563	520,217
Cummins India Ltd.	37,300	1,649,516
Cyient Ltd.	29,605	382,180
Dabur India Ltd.	155,395	859,856
Data Patterns India Ltd.	7,321	210,209
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	254,611
Deepak Nitrite Ltd.	11,783	243,533
Delhivery Ltd. (b)	141,340	716,420
Devyani International Ltd. (b)	73,359	138,830
Divi's Laboratories Ltd.	31,164	1,996,960
Dixon Technologies India Ltd.	9,970	1,832,781
DLF Ltd.	197,744	1,587,943
Doms Industries Ltd.	4,257	119,206
Dr. Lal PathLabs Ltd. (e)	7,802	273,992
Dr. Reddy's Laboratories Ltd.	157,087	2,164,997
eClerx Services Ltd.	5,092	230,299
Edelweiss Financial Services Ltd.	131,214	158,689
Eicher Motors Ltd.	41,126	3,244,873
EID Parry India Ltd. (b)	22,968	265,278
EIH Ltd.	39,305	159,321
Elecon Engineering Co. Ltd.	16,652	106,508
Electrosteel Castings Ltd.	67,672	71,331
Elgi Equipments Ltd.	42,308	229,769
Emami Ltd.	51,808	314,067
Embassy Developments Ltd. (b)	79,569	82,653
Embassy Office Parks REIT	227,754	1,082,302
eMudhra Ltd.	10,643	81,924
Endurance Technologies Ltd. (e)	7,581	234,409
Engineers India Ltd.	51,740	112,508
Epigral Ltd.	4,488	85,480
EPL Ltd.	55,375	128,426
Equitas Small Finance Bank Ltd. (b) (e)	93,926	60,488
Eris Lifesciences Ltd. (e)	13,798	246,453
ESAB India Ltd.	1,292	71,760
Eternal Ltd. (b)	679,765	2,492,022
Ethos Ltd. (b)	2,120	60,514
Eureka Forbes Ltd. (b)	22,400	143,789
Exide Industries Ltd.	109,934	483,808
Security Description	Shares	Value
FDC Ltd.	14,730	$73,377
Federal Bank Ltd.	695,489	1,511,235
Fine Organic Industries Ltd.	2,063	103,781
Finolex Cables Ltd.	12,388	114,052
Finolex Industries Ltd.	49,960	112,593
Firstsource Solutions Ltd.	73,940	273,813
Five-Star Business Finance Ltd.	58,264	352,122
Force Motors Ltd.	785	148,488
Fortis Healthcare Ltd.	145,058	1,584,404
FSN E-Commerce Ventures Ltd. (b)	495,065	1,295,696
G R Infraprojects Ltd.	4,337	59,651
Gabriel India Ltd.	10,163	135,226
GAIL India Ltd.	578,434	1,148,480
GAIL India Ltd. GDR	2,133	24,530
Galaxy Surfactants Ltd.	4,286	106,333
Garden Reach Shipbuilders & Engineers Ltd.	7,578	215,855
Garware Hi-Tech Films Ltd.	2,686	88,940
Garware Technical Fibres Ltd.	12,010	100,515
GE Vernova T&D India Ltd.	45,976	1,532,986
Genus Power Infrastructures Ltd.	13,587	47,446
GHCL Ltd.	17,282	117,749
Gillette India Ltd.	1,538	164,213
Gland Pharma Ltd. (e)	9,193	206,206
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	417,398
Glenmark Pharmaceuticals Ltd.	29,912	657,844
Global Health Ltd.	18,187	269,153
GMM Pfaudler Ltd.	9,623	114,851
GMR Airports Ltd. (b)	749,882	736,464
GMR Power & Urban Infra Ltd. (b)	63,291	80,863
Go Digit General Insurance Ltd. (b)	91,903	358,188
Go Fashion India Ltd. (b)	5,755	43,696
Godawari Power & Ispat Ltd.	50,440	139,068
Godfrey Phillips India Ltd.	11,838	451,181
Godrej Consumer Products Ltd.	113,128	1,486,777
Godrej Properties Ltd. (b)	52,187	1,157,194
Gokaldas Exports Ltd. (b)	17,730	143,765
Granules India Ltd.	35,288	205,475
Graphite India Ltd.	21,792	136,328
Grasim Industries Ltd.	72,661	2,256,132
Gravita India Ltd.	7,983	141,141
Great Eastern Shipping Co. Ltd.	21,188	237,142
Grindwell Norton Ltd.	8,986	160,736
Gujarat Ambuja Exports Ltd.	32,996	39,340
Gujarat Fluorochemicals Ltd.	6,008	250,893
Gujarat Gas Ltd.	56,712	274,366
Gujarat Mineral Development Corp. Ltd.	16,654	112,363
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	95,602
Gujarat Pipavav Port Ltd.	38,312	68,189
Gujarat State Fertilizers & Chemicals Ltd.	54,769	121,099

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Gujarat State Petronet Ltd.	68,783	$239,803
Gulf Oil Lubricants India Ltd.	6,360	86,687
Happiest Minds Technologies Ltd.	62,461	373,442
Happy Forgings Ltd.	10,380	107,233
Havells India Ltd.	67,785	1,146,689
HBL Engineering Ltd.	36,431	333,829
HCL Technologies Ltd.	259,927	4,054,848
HDFC Asset Management Co. Ltd. (e)	25,525	1,590,484
HDFC Bank Ltd.	3,197,009	34,242,576
HDFC Life Insurance Co. Ltd. (e)	257,117	2,190,550
HealthCare Global Enterprises Ltd. (b)	45,794	331,791
HEG Ltd.	18,880	107,362
Heritage Foods Ltd.	15,060	81,857
Hero MotoCorp Ltd.	42,409	2,613,881
Hexaware Technologies Ltd.	57,337	432,988
HFCL Ltd.	142,338	116,835
Himadri Speciality Chemical Ltd.	53,420	265,058
Hindalco Industries Ltd.	352,832	3,027,865
Hindustan Aeronautics Ltd.	60,535	3,236,101
Hindustan Construction Co. Ltd. (b)	341,621	104,231
Hindustan Copper Ltd.	78,195	290,133
Hindustan Petroleum Corp. Ltd.	256,879	1,282,822
Hindustan Unilever Ltd.	227,410	6,440,002
Hitachi Energy India Ltd.	3,571	723,983
Home First Finance Co. India Ltd. (e)	39,719	543,969
Honasa Consumer Ltd. (b)	41,484	131,242
Hyundai Motor India Ltd.	48,043	1,398,402
ICICI Bank Ltd.	1,352,206	20,529,332
ICICI Bank Ltd. ADR	58,269	1,761,472
ICICI Lombard General Insurance Co. Ltd. (e)	65,865	1,401,886
ICICI Prudential Life Insurance Co. Ltd. (e)	84,256	564,814
ICRA Ltd.	1,500	107,243
IDFC First Bank Ltd.	1,317,471	1,035,266
IFCI Ltd. (b)	143,583	87,406
IIFL Capital Services Ltd.	29,851	94,086
IIFL Finance Ltd. (b)	77,886	396,409
Indegene Ltd.	70,592	446,026
India Cements Ltd. (b)	98,891	427,691
IndiaMart InterMesh Ltd. (e)	6,304	167,304
Indian Energy Exchange Ltd. (e)	81,444	127,676
Indian Hotels Co. Ltd.	224,611	1,822,160
Indian Oil Corp. Ltd.	1,019,272	1,719,551
Indian Railway Catering & Tourism Corp. Ltd.	63,341	499,658
Indigo Paints Ltd.	8,191	97,068
Indo Count Industries Ltd.	26,031	79,238
Indraprastha Gas Ltd.	139,242	327,041
Indus Towers Ltd. (b)	371,243	1,433,731
IndusInd Bank Ltd. (b)	186,122	1,541,885
Infibeam Avenues Ltd. (b) (d)	178,156	32,465
Security Description	Shares	Value
Infibeam Avenues Ltd. (b) (d)	44,705	$5,010
Info Edge India Ltd.	95,190	1,403,694
Infosys Ltd.	903,459	14,670,858
Infosys Ltd. ADR (a)	82,199	1,337,378
Ingersoll Rand India Ltd.	1,826	80,944
Inox Green Energy Services Ltd. (b)	40,650	92,074
Inox Wind Ltd. (b)	241,281	381,098
Intellect Design Arena Ltd.	15,544	170,621
InterGlobe Aviation Ltd. (e)	55,856	3,519,437
International Gemmological Institute India Ltd.	72,848	283,142
ION Exchange India Ltd.	14,879	67,651
Ipca Laboratories Ltd.	33,404	503,757
IRB Infrastructure Developers Ltd.	304,187	141,115
IRCON International Ltd. (e)	48,823	94,018
ITC Hotels Ltd. (b)	256,112	655,562
ITC Ltd.	875,384	3,958,953
J Kumar Infraprojects Ltd.	9,945	71,343
Jai Balaji Industries Ltd. (b)	58,630	62,315
Jaiprakash Associates Ltd. (b)	283,462	9,290
Jaiprakash Power Ventures Ltd. (b)	619,202	121,555
Jammu & Kashmir Bank Ltd.	101,914	120,556
JB Chemicals & Pharmaceuticals Ltd.	14,130	272,085
JBM Auto Ltd.	8,738	65,962
Jindal Saw Ltd.	45,120	103,068
Jindal Stainless Ltd.	87,428	726,443
Jindal Steel Ltd.	114,554	1,372,435
Jio Financial Services Ltd.	742,596	2,452,215
JK Cement Ltd.	15,980	1,133,860
JK Lakshmi Cement Ltd.	11,934	115,242
JK Paper Ltd.	22,191	96,348
JK Tyre & Industries Ltd.	18,272	73,601
JM Financial Ltd.	51,311	92,291
JSW Energy Ltd.	117,854	704,625
JSW Holdings Ltd. (b)	1,086	199,480
JSW Steel Ltd.	182,978	2,354,904
Jubilant Foodworks Ltd.	91,436	635,808
Jubilant Ingrevia Ltd.	24,429	175,908
Jubilant Pharmova Ltd.	16,358	198,863
Jupiter Life Line Hospitals Ltd.	10,000	171,294
Jupiter Wagons Ltd.	21,175	80,024
Just Dial Ltd. (b)	11,761	109,836
Jyothy Labs Ltd.	61,772	219,325
Jyoti CNC Automation Ltd. (b)	29,592	283,259
Kajaria Ceramics Ltd.	23,178	304,589
Kalpataru Projects International Ltd.	57,575	813,674
Kalyan Jewellers India Ltd.	112,014	573,135
Kansai Nerolac Paints Ltd.	41,371	115,266
Karnataka Bank Ltd.	32,458	62,917
Karur Vysya Bank Ltd.	126,733	301,043
Kaveri Seed Co. Ltd.	10,556	124,940
Kaynes Technology India Ltd. (b)	9,621	764,143

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
KEC International Ltd.	26,603	$261,554
KEI Industries Ltd.	25,397	1,161,974
Keystone Realtors Ltd.	10,000	66,529
Kfin Technologies Ltd.	32,228	381,740
Kirloskar Brothers Ltd.	9,215	200,275
Kirloskar Ferrous Industries Ltd.	9,006	54,134
Kirloskar Oil Engines Ltd.	17,620	182,335
Kirloskar Pneumatic Co. Ltd.	6,775	91,825
KNR Constructions Ltd.	18,235	40,732
Kotak Mahindra Bank Ltd.	306,172	6,871,467
KPI Green Energy Ltd. (e)	13,377	66,057
KPIT Technologies Ltd.	53,798	665,108
KPR Mill Ltd.	44,922	538,753
KRBL Ltd.	19,504	75,664
Krishna Institute of Medical Sciences Ltd. (b) (e)	73,955	583,177
KSB Ltd.	20,405	188,816
L&T Finance Ltd.	129,907	364,722
Larsen & Toubro Ltd.	187,196	7,714,380
Latent View Analytics Ltd. (b)	15,177	69,818
Laurus Labs Ltd. (e)	115,918	1,099,011
Laxmi Organic Industries Ltd.	11,013	25,627
Lemon Tree Hotels Ltd. (b) (e)	83,296	156,022
LIC Housing Finance Ltd.	66,219	421,379
Lloyds Engineering Works Ltd.	266,835	174,366
LMW Ltd.	1,452	236,094
Lodha Developers Ltd. (e)	79,722	1,019,817
LT Foods Ltd.	25,939	118,493
LTIMindtree Ltd. (e)	22,089	1,283,091
Lupin Ltd.	68,344	1,471,199
Mahanagar Gas Ltd.	7,097	103,519
Maharashtra Seamless Ltd.	36,034	242,672
Mahindra & Mahindra Financial Services Ltd.	112,335	348,308
Mahindra & Mahindra Ltd.	262,737	10,140,921
Mahindra Holidays & Resorts India Ltd. (b)	10,616	42,182
Mahindra Lifespace Developers Ltd.	36,708	146,086
Manappuram Finance Ltd.	96,454	305,042
Mankind Pharma Ltd.	31,924	875,756
Marico Ltd.	140,640	1,104,671
Marksans Pharma Ltd.	38,479	71,525
Maruti Suzuki India Ltd.	35,428	6,395,804
MAS Financial Services Ltd. (e)	45,000	153,009
Mastek Ltd.	1,831	45,228
Max Estates Ltd. (b)	12,723	66,675
Max Financial Services Ltd. (b)	72,216	1,281,752
Max Healthcare Institute Ltd.	230,259	2,890,791
Medplus Health Services Ltd. (b)	17,531	149,556
Metropolis Healthcare Ltd. (b) (e)	6,336	145,290
Minda Corp. Ltd.	26,995	173,133
Mindspace Business Parks REIT (e)	62,000	317,574
Mishra Dhatu Nigam Ltd. (e)	17,132	72,782
MOIL Ltd.	18,522	77,247
Security Description	Shares	Value
Motherson Sumi Wiring India Ltd.	460,851	$237,254
Motilal Oswal Financial Services Ltd.	45,896	461,913
Mphasis Ltd.	34,318	1,026,115
MRF Ltd.	700	1,149,628
Mrs Bectors Food Specialities Ltd.	6,235	88,319
MTAR Technologies Ltd. (b)	3,432	71,563
Multi Commodity Exchange of India Ltd.	5,986	525,594
Muthoot Finance Ltd.	36,872	1,277,851
Narayana Hrudayalaya Ltd.	15,069	294,901
Natco Pharma Ltd.	23,303	208,796
National Aluminium Co. Ltd.	208,978	503,376
Nava Ltd.	20,041	146,930
Navin Fluorine International Ltd.	7,281	378,980
Nazara Technologies Ltd. (b)	31,448	90,177
NBCC India Ltd.	218,007	262,918
NCC Ltd.	72,749	170,081
Neogen Chemicals Ltd.	8,049	136,025
NESCO Ltd.	5,149	75,969
Nestle India Ltd.	190,680	2,475,933
Netweb Technologies India Ltd.	3,206	131,741
Network18 Media & Investments Ltd. (b)	187,787	108,816
Neuland Laboratories Ltd.	2,452	403,333
Newgen Software Technologies Ltd.	11,820	118,441
NHPC Ltd.	832,846	809,689
NIIT Learning Systems Ltd.	10,587	39,116
Nippon Life India Asset Management Ltd. (e)	100,372	981,634
NLC India Ltd.	80,208	257,746
NMDC Ltd.	1,349,579	1,160,511
NMDC Steel Ltd. (b)	233,438	117,943
NTPC Ltd.	1,264,591	4,848,925
Nuvama Wealth Management Ltd.	6,181	438,921
Nuvoco Vistas Corp. Ltd. (b)	27,030	127,739
Oberoi Realty Ltd.	36,337	647,478
Oil & Natural Gas Corp. Ltd.	822,785	2,219,392
Oil India Ltd.	114,375	533,045
Ola Electric Mobility Ltd. (b)	643,414	412,692
Olectra Greentech Ltd.	8,306	145,271
One 97 Communications Ltd. (b)	84,163	1,065,252
Onesource Specialty Pharma Ltd. (b)	13,121	271,970
Oracle Financial Services Software Ltd.	5,661	535,759
Orient Cement Ltd.	4,615	11,400
Orient Electric Ltd.	60,256	133,041
Page Industries Ltd.	1,452	665,339
Paradeep Phosphates Ltd. (e)	95,134	210,028
PB Fintech Ltd. (b)	104,034	1,994,238
PCBL Chemical Ltd.	36,013	151,533
PDS Ltd.	7,418	26,580

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Pearl Global Industries Ltd.	6,158	$88,248
Persistent Systems Ltd.	28,984	1,574,246
Petronet LNG Ltd.	222,695	699,271
PG Electroplast Ltd.	44,976	254,440
Phoenix Mills Ltd.	59,849	1,048,501
PI Industries Ltd.	17,687	699,900
Piccadily Agro Industries Ltd. (b)	11,123	82,819
Pidilite Industries Ltd.	81,416	1,346,102
Piramal Pharma Ltd.	119,525	257,334
PNB Housing Finance Ltd. (e)	45,371	441,299
PNC Infratech Ltd.	33,089	109,565
Poly Medicure Ltd.	16,967	372,270
Polycab India Ltd.	14,292	1,172,801
Poonawalla Fincorp Ltd. (b)	45,161	253,096
Power Finance Corp. Ltd.	390,092	1,802,427
Power Grid Corp. of India Ltd.	1,293,060	4,081,374
Power Mech Projects Ltd.	1,590	48,460
Praj Industries Ltd.	25,237	93,784
Prestige Estates Projects Ltd.	56,000	952,436
Pricol Ltd. (b)	31,728	191,178
Prism Johnson Ltd. (b)	80,004	142,953
Procter & Gamble Health Ltd.	2,760	196,069
Prudent Corporate Advisory Services Ltd.	3,900	113,264
PTC India Ltd.	38,684	72,550
PTC Industries Ltd. (b)	968	169,291
Punjab National Bank	497,300	631,953
PVR Inox Ltd. (b)	18,230	220,718
Quess Corp. Ltd. (e)	16,116	46,212
Radico Khaitan Ltd.	16,248	528,475
Rail Vikas Nigam Ltd.	158,909	607,528
Railtel Corp. of India Ltd.	24,807	103,990
Rain Industries Ltd.	24,232	34,996
Rainbow Children's Medicare Ltd.	10,076	153,883
Rajesh Exports Ltd. (b)	22,883	46,741
Rallis India Ltd.	37,687	129,396
Ramco Cements Ltd.	86,307	957,857
Ramkrishna Forgings Ltd.	19,766	120,147
Rashtriya Chemicals & Fertilizers Ltd. (b)	31,905	52,398
Rategain Travel Technologies Ltd. (b)	8,592	62,392
Ratnamani Metals & Tubes Ltd.	8,015	217,597
RattanIndia Enterprises Ltd. (b)	74,954	43,146
RattanIndia Power Ltd. (b)	818,293	103,406
Raymond Lifestyle Ltd. (b)	7,495	98,013
Raymond Ltd. (b)	9,369	60,542
Raymond Realty Ltd. (b)	9,369	60,516
RBL Bank Ltd. (e)	140,013	437,202
REC Ltd.	346,903	1,456,747
Redington Ltd.	131,552	419,938
Redtape Ltd.	48,720	78,785
Relaxo Footwears Ltd.	21,337	107,167
Reliance Industries Ltd.	1,729,415	26,567,803
Reliance Industries Ltd. GDR (e)	9,446	576,206
Security Description	Shares	Value
Reliance Power Ltd. (b)	554,969	$277,270
Religare Enterprises Ltd. (b)	19,084	53,971
Restaurant Brands Asia Ltd. (b)	91,563	79,375
Rhi Magnesita India Ltd.	12,401	61,580
RITES Ltd.	17,762	49,220
Rolex Rings Ltd. (b)	3,943	57,465
Route Mobile Ltd.	14,597	130,132
RR Kabel Ltd.	6,655	94,546
Safari Industries India Ltd.	6,074	149,701
SAI Life Sciences Ltd. (b) (e)	60,309	584,623
Sammaan Capital Ltd. (b)	83,213	150,758
Samvardhana Motherson International Ltd.	1,258,324	1,497,283
Sandur Manganese & Iron Ores Ltd.	50,334	95,720
Sanofi Consumer Healthcare India Ltd.	1,905	101,280
Sanofi India Ltd.	1,905	99,768
Sansera Engineering Ltd. (e)	5,139	79,422
Sapphire Foods India Ltd. (b)	113,443	375,380
Sarda Energy & Minerals Ltd.	27,858	169,240
Saregama India Ltd.	20,856	110,201
SBI Cards & Payment Services Ltd.	105,821	1,045,174
SBI Life Insurance Co. Ltd. (e)	119,392	2,407,775
Schneider Electric Infrastructure Ltd. (b)	11,065	102,265
Senco Gold Ltd.	15,564	60,204
Shaily Engineering Plastics Ltd.	12,017	294,630
Shakti Pumps India Ltd.	12,552	115,499
Sheela Foam Ltd. (b)	4,012	29,981
Shilpa Medicare Ltd.	14,606	123,904
Shipping Corp. of India Ltd.	34,905	87,545
Shoppers Stop Ltd. (b)	5,875	34,348
Shree Cement Ltd.	3,704	1,220,848
Shree Renuka Sugars Ltd. (b)	278,535	93,359
Shriram Finance Ltd.	419,172	2,908,610
Siemens Ltd.	23,128	815,105
SIS Ltd. (b)	21,052	82,820
SJVN Ltd.	167,486	170,374
SKF India Ltd.	5,041	267,729
Sobha Ltd.	12,486	216,775
Solar Industries India Ltd.	7,309	1,096,983
Sona Blw Precision Forgings Ltd. (e)	123,084	570,791
Sonata Software Ltd.	34,016	132,595
South Indian Bank Ltd.	321,753	104,909
SpiceJet Ltd. (b)	267,689	87,794
SRF Ltd.	32,038	1,018,851
Star Cement Ltd.	37,879	108,489
Star Health & Allied Insurance Co. Ltd. (b)	116,108	584,210
State Bank of India	597,490	5,871,016
State Bank of India GDR	1,020	100,266
Sterling & Wilson Renewable (b)	22,078	60,212
Sterlite Technologies Ltd. (b)	54,517	69,549
Strides Pharma Science Ltd.	26,243	242,542

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sudarshan Chemical Industries Ltd.	12,239	$183,912
Sumitomo Chemical India Ltd.	23,333	140,134
Sun Pharmaceutical Industries Ltd.	264,137	4,742,871
Sun TV Network Ltd.	29,907	176,315
Sundaram Finance Ltd.	18,427	915,552
Sundram Fasteners Ltd.	23,040	259,077
Sunteck Realty Ltd.	14,806	69,228
Suprajit Engineering Ltd.	9,636	50,226
Supreme Industries Ltd.	17,697	841,033
Supreme Petrochem Ltd.	18,536	173,724
Surya Roshni Ltd.	12,078	38,946
Suzlon Energy Ltd. (b)	2,516,104	1,560,012
Swan Corp. Ltd.	24,775	126,876
Swiggy Ltd. (b)	244,869	1,166,447
Symphony Ltd.	3,877	39,524
Syngene International Ltd. (e)	46,693	327,550
Syrma SGS Technology Ltd.	35,596	307,656
Tamilnad Mercantile Bank Ltd.	32,342	153,699
Tanla Platforms Ltd.	13,455	99,524
TARC Ltd. (b)	36,546	64,622
Tata Chemicals Ltd.	31,013	321,294
Tata Communications Ltd.	25,743	467,753
Tata Consultancy Services Ltd.	254,649	8,284,024
Tata Consumer Products Ltd.	159,481	2,028,431
Tata Elxsi Ltd.	8,660	509,815
Tata Investment Corp. Ltd.	2,223	258,644
Tata Motors Ltd.	552,608	4,233,464
Tata Power Co. Ltd.	417,419	1,827,145
Tata Steel Ltd.	2,076,188	3,946,426
Tata Steel Ltd. GDR	1,300	24,765
Tata Technologies Ltd.	106,170	800,561
Tata Teleservices Maharashtra Ltd. (b)	113,291	70,203
Tbo Tek Ltd. (b)	10,133	174,052
TD Power Systems Ltd.	66,868	444,977
Tech Mahindra Ltd.	169,691	2,676,221
Techno Electric & Engineering Co. Ltd.	10,157	152,534
Tejas Networks Ltd. (e)	19,541	128,837
Texmaco Rail & Engineering Ltd.	25,872	40,066
Thermax Ltd.	12,093	431,794
Thomas Cook India Ltd.	64,700	115,272
Tilaknagar Industries Ltd.	21,753	109,894
Time Technoplast Ltd.	127,062	300,236
Timken India Ltd.	10,804	366,251
Tips Music Ltd.	33,251	219,979
Titagarh Rail System Ltd.	18,197	178,888
Titan Co. Ltd.	102,423	3,884,031
Torrent Pharmaceuticals Ltd.	37,611	1,526,319
Torrent Power Ltd.	42,867	588,482
Transformers & Rectifiers India Ltd.	40,714	223,084
Transport Corp. of India Ltd.	11,771	156,609
Trent Ltd.	51,059	2,689,851
Security Description	Shares	Value
Trident Ltd.	256,336	$81,328
Triveni Engineering & Industries Ltd.	15,109	56,751
Triveni Turbine Ltd.	38,900	227,362
TTK Prestige Ltd.	4,874	34,869
Tube Investments of India Ltd.	32,159	1,121,615
TVS Holdings Ltd.	542	77,892
TVS Motor Co. Ltd.	62,379	2,415,877
Ujjivan Small Finance Bank Ltd. (b) (e)	112,982	58,980
UltraTech Cement Ltd.	35,372	4,869,047
Union Bank of India Ltd.	334,775	522,247
United Spirits Ltd.	74,892	1,117,027
UNO Minda Ltd.	80,410	1,176,236
UPL Ltd.	99,079	731,805
Usha Martin Ltd.	27,827	143,963
UTI Asset Management Co. Ltd.	5,427	79,710
VA Tech Wabag Ltd.	9,538	154,153
Vaibhav Global Ltd.	16,144	40,963
Valor Estate Ltd. (b)	41,667	75,902
Vardhman Textiles Ltd.	26,270	122,150
Varun Beverages Ltd.	376,283	1,880,382
Vedant Fashions Ltd.	35,000	272,053
Vedanta Ltd.	408,312	2,142,070
Vesuvius India Ltd.	30,000	173,215
V-Guard Industries Ltd.	45,228	191,276
Vijaya Diagnostic Centre Ltd.	18,972	213,676
Vinati Organics Ltd.	4,690	91,699
VIP Industries Ltd. (b)	18,899	88,536
Vishal Mega Mart Ltd. (b)	545,611	915,673
V-Mart Retail Ltd. (b)	10,248	81,925
Vodafone Idea Ltd. (b)	6,768,336	619,747
Voltamp Transformers Ltd.	1,394	113,599
Voltas Ltd.	72,140	1,099,706
VRL Logistics Ltd.	11,482	35,356
WAAREE Energies Ltd. (b)	25,443	953,775
Waaree Renewable Technologies Ltd.	6,143	72,539
Websol Energy System Ltd. (b)	18,521	257,658
Welspun Corp. Ltd.	29,482	284,680
Welspun Enterprises Ltd.	15,300	86,065
Welspun Living Ltd.	34,681	44,802
Westlife Foodworld Ltd.	16,453	127,416
Whirlpool of India Ltd.	14,536	195,017
Wipro Ltd.	641,494	1,729,436
Wipro Ltd. ADR (a)	38,108	100,224
Wockhardt Ltd. (b)	21,369	364,859
Yes Bank Ltd. (b)	5,106,087	1,222,051
Zee Entertainment Enterprises Ltd.	193,655	245,088
Zen Technologies Ltd.	9,505	153,384
Zensar Technologies Ltd.	26,335	226,338
ZF Commercial Vehicle Control Systems India Ltd.	1,700	247,086
Zydus Lifesciences Ltd.	92,274	1,020,443

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Zydus Wellness Ltd.	39,255	$202,136
		525,850,704
INDONESIA — 0.4%
AKR Corporindo Tbk. PT	3,026,000	219,710
Alamtri Resources Indonesia Tbk. PT	3,539,500	358,941
Amman Mineral Internasional PT (b)	2,758,700	1,196,016
Aneka Tambang Tbk. PT	2,322,500	440,390
Aspirasi Hidup Indonesia Tbk. PT	1,445,300	37,292
Astra Agro Lestari Tbk. PT	154,200	75,643
Astra International Tbk. PT	8,068,900	2,796,153
Bank Aladin Syariah Tbk. PT (b)	1,000,000	48,305
Bank Central Asia Tbk. PT	15,627,600	7,150,342
Bank Jago Tbk. PT (b)	937,500	119,824
Bank Mandiri Persero Tbk. PT	12,850,600	3,392,898
Bank Negara Indonesia Persero Tbk. PT	4,226,800	1,039,897
Bank Rakyat Indonesia Persero Tbk. PT	20,706,517	4,845,809
Bank Tabungan Negara Persero Tbk. PT	1,613,762	124,433
Barito Pacific Tbk. PT (b)	7,068,357	1,590,539
BFI Finance Indonesia Tbk. PT	2,268,000	104,112
Bukit Asam Tbk. PT	1,497,600	211,183
Bumi Resources Minerals Tbk. PT (b)	2,386,000	120,266
Bumi Serpong Damai Tbk. PT (b)	1,332,000	84,724
Chandra Asri Pacific Tbk. PT	2,373,400	1,100,181
Charoen Pokphand Indonesia Tbk. PT	1,758,500	491,726
Ciputra Development Tbk. PT	3,929,100	219,266
Cisarua Mountain Dairy Tbk. PT	653,000	180,246
Dian Swastatika Sentosa Tbk. PT (b)	138,800	884,522
Elang Mahkota Teknologi Tbk. PT	6,595,300	496,676
ESSA Industries Indonesia Tbk. PT	487,400	20,473
First Pacific Co. Ltd.	530,000	444,823
First Resources Ltd.	108,800	141,781
Golden Agri-Resources Ltd.	1,880,800	430,372
GoTo Gojek Tokopedia Tbk. PT (b)	170,202,400	551,511
Gudang Garam Tbk. PT	100,000	83,858
Indah Kiat Pulp & Paper Tbk. PT	501,700	221,272
Indo Tambangraya Megah Tbk. PT	115,300	158,265
Indocement Tunggal Prakarsa Tbk. PT	240,300	94,087
Indofood CBP Sukses Makmur Tbk. PT	604,300	343,579
Indofood Sukses Makmur Tbk. PT	1,210,900	524,978
Security Description	Shares	Value
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	$66,759
Japfa Comfeed Indonesia Tbk. PT	2,105,200	247,596
Jasa Marga Persero Tbk. PT	371,675	77,613
Kalbe Farma Tbk. PT	4,475,800	303,490
Map Aktif Adiperkasa PT	2,008,200	65,072
MD Entertainment Tbk. PT (b)	762,560	242,518
Medco Energi Internasional Tbk. PT	3,023,500	248,557
Medikaloka Hermina Tbk. PT	1,020,600	102,887
Merdeka Copper Gold Tbk. PT (b)	2,373,952	300,572
Mitra Adiperkasa Tbk. PT	2,793,900	188,607
Mitra Keluarga Karyasehat Tbk. PT	1,000,000	147,615
Nickel Industries Ltd.	491,525	231,288
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	55,750
Pacific Strategic Financial Tbk. PT (b)	2,687,400	188,674
Pakuwon Jati Tbk. PT	1,357,000	30,617
Perusahaan Gas Negara Tbk. PT	2,224,000	225,536
Sarana Menara Nusantara Tbk. PT	5,005,800	175,721
Semen Indonesia Persero Tbk. PT	750,265	127,858
Sumber Alfaria Trijaya Tbk. PT	6,684,200	774,108
Telkom Indonesia Persero Tbk. PT	15,707,600	2,884,204
Transcoal Pacific Tbk. PT	285,500	99,792
United Tractors Tbk. PT	384,200	617,279
Vale Indonesia Tbk. PT	926,800	244,700
Waskita Karya Persero Tbk. PT (b) (c)	3,149,800	19,090
XLSMART Telecom Sejahtera Tbk. PT	848,800	135,482
		38,145,478
IRELAND — 0.3%
AerCap Holdings NV	49,723	6,016,483
AIB Group PLC	606,503	5,498,024
Bank of Ireland Group PLC	292,823	4,822,098
C&C Group PLC (a)	198,160	368,147
Cairn Homes PLC	212,152	477,618
COSMO Pharmaceuticals NV	2,102	170,664
Dalata Hotel Group PLC	57,861	435,115
Glanbia PLC (a)	58,083	956,148
Glenveagh Properties PLC (b) (e)	256,165	582,724
Greencore Group PLC	119,254	366,847
Irish Residential Properties REIT PLC	358,781	412,715
Kerry Group PLC Class A	49,793	4,490,394
Kingspan Group PLC	45,190	3,759,355

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Uniphar PLC	91,780	$424,895
		28,781,227
ISRAEL — 0.8%
AFI Properties Ltd. (b)	1	25
Africa Israel Residences Ltd.	2,183	171,878
Airport City Ltd. (b)	13,375	248,754
Alony Hetz Properties & Investments Ltd.	31,251	371,398
Amot Investments Ltd.	73,272	549,180
Ashtrom Group Ltd.	18,095	381,564
Aura Investments Ltd.	43,512	289,114
Azorim-Investment Development & Construction Co. Ltd.	27,782	169,963
Azrieli Group Ltd.	11,387	1,133,013
Bank Hapoalim BM	357,936	7,294,158
Bank Leumi Le-Israel BM	424,246	8,384,750
Bet Shemesh Engines Holdings 1997 Ltd. (b)	1,739	357,539
Bezeq The Israeli Telecommunication Corp. Ltd.	606,761	1,165,767
Big Shopping Centers Ltd.	3,970	817,795
Blue Square Real Estate Ltd.	992	108,644
Camtek Ltd. (b)	8,438	883,519
Cellcom Israel Ltd. (b)	30,780	307,288
Cellebrite DI Ltd. (a) (b)	38,077	705,567
Check Point Software Technologies Ltd. (b)	24,010	4,967,909
Clal Insurance Enterprises Holdings Ltd.	18,554	953,115
Danel Adir Yeoshua Ltd.	1,347	207,096
Danya Cebus Ltd.	1,393	52,077
Delek Automotive Systems Ltd.	3,157	23,316
Delek Group Ltd.	2,681	649,819
Delta Galil Ltd.	2,065	108,829
El Al Israel Airlines (b)	77,322	353,198
Elbit Systems Ltd.	8,376	4,252,021
Elco Ltd.	2,531	130,400
Electra Consumer Products 1970 Ltd.	2,139	74,786
Electra Ltd.	418	244,157
Electra Real Estate Ltd. (b)	7,672	116,491
Energean PLC	41,133	459,061
Energix-Renewable Energies Ltd.	56,033	242,213
Enlight Renewable Energy Ltd. (b)	48,036	1,481,737
Equital Ltd. (b)	9,188	405,512
Etoro Group Ltd. Class A (b)	4,700	193,969
Fattal Holdings 1998 Ltd. (b)	1,483	248,476
FIBI Holdings Ltd.	4,162	316,733
First International Bank of Israel Ltd.	23,627	1,695,766
Formula Systems 1985 Ltd.	1,777	247,871
Fox Wizel Ltd.	1,835	194,748
G City Ltd.	12,106	44,452
Global-e Online Ltd. (b)	32,300	1,155,048
Security Description	Shares	Value
Harel Insurance Investments & Financial Services Ltd.	32,885	$1,110,933
Hilan Ltd.	4,258	329,452
ICL Group Ltd.	280,972	1,760,593
Isracard Ltd.	49,413	200,136
Israel Canada TR Ltd.	83,548	370,004
Israel Corp. Ltd.	754	236,071
Israel Discount Bank Ltd. Class A	328,387	3,254,545
Isras Holdings Ltd. (b)	1,074	120,941
Isras Investment Co. Ltd.	573	152,985
Ituran Location & Control Ltd.	6,200	221,464
Kornit Digital Ltd. (b)	12,600	170,100
Kvutzat Acro Ltd.	16,671	234,963
M Yochananof & Sons Ltd.	756	63,048
Magic Software Enterprises Ltd.	4,827	98,366
Matrix IT Ltd.	6,184	218,083
Mega Or Holdings Ltd. REIT	5,861	318,288
Melisron Ltd.	7,753	938,762
Menora Mivtachim Holdings Ltd.	6,902	679,022
Migdal Insurance & Financial Holdings Ltd.	176,403	613,552
Mivne Real Estate KD Ltd.	129,858	507,875
Mizrahi Tefahot Bank Ltd.	49,294	3,251,449
Nayax Ltd. (b)	7,552	361,879
Next Vision Stabilized Systems Ltd.	19,518	886,242
Nice Ltd. (b)	18,640	2,753,540
Nova Ltd. (b)	7,752	2,462,759
Oddity Tech Ltd. Class A (b)	11,100	691,530
Oil Refineries Ltd.	524,773	142,015
One Software Technologies Ltd.	18,972	464,551
OPC Energy Ltd. (b)	53,762	852,608
OY Nofar Energy Ltd. (b)	2,491	79,552
Partner Communications Co. Ltd.	50,443	484,045
Paz Retail & Energy Ltd.	1,806	371,095
Phoenix Financial Ltd.	62,055	2,329,293
Plus500 Ltd.	19,643	851,509
Prashkovsky Investments & Construction Ltd.	1,044	42,127
Radware Ltd. (b)	9,900	262,251
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	136,777
Reit 1 Ltd.	33,086	245,378
Retailors Ltd.	3,964	76,976
Sapiens International Corp. NV	12,908	555,628
Sella Capital Real Estate Ltd. REIT	33,394	109,073
Shapir Engineering & Industry Ltd.	29,728	243,691
Shikun & Binui Ltd. (b)	65,885	301,154
Shufersal Ltd.	79,708	941,247
SimilarWeb Ltd. (a) (b)	10,800	100,440
Strauss Group Ltd.	10,127	286,965
Summit Real Estate Holdings Ltd. REIT	17,675	342,211

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Tel Aviv Stock Exchange Ltd.	19,698	$455,496
Teva Pharmaceutical Industries Ltd. (b)	39,906	777,947
Teva Pharmaceutical Industries Ltd. ADR (b)	280,853	5,673,231
Tower Semiconductor Ltd. (b)	32,692	2,329,559
Wix.com Ltd. (b)	14,700	2,611,161
YH Dimri Construction & Development Ltd.	2,050	236,741
ZIM Integrated Shipping Services Ltd.	32,800	444,440
		85,912,459
ITALY — 2.0%
A2A SpA	416,814	1,090,687
ACEA SpA	15,075	363,827
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	403	—
Amplifon SpA (a)	37,364	608,272
Ariston Holding NV (a)	18,227	89,950
Arnoldo Mondadori Editore SpA	41,346	104,207
Ascopiave SpA	16,517	59,096
Azimut Holding SpA	30,692	1,187,558
Banca Generali SpA	15,423	859,346
Banca IFIS SpA	5,425	143,806
Banca Mediolanum SpA	63,313	1,268,397
Banca Monte dei Paschi di Siena SpA (a)	594,520	5,267,149
Banca Popolare di Sondrio SpA	95,663	1,491,601
Banco BPM SpA	341,006	5,098,678
Banco di Desio e della Brianza SpA	8,892	80,346
BFF Bank SpA (b) (e)	47,353	607,586
BPER Banca SpA	381,764	4,232,731
Brembo NV (a)	39,984	422,126
Brunello Cucinelli SpA (a)	8,975	980,743
Buzzi SpA	23,065	1,267,260
Carel Industries SpA (a) (e)	15,444	405,579
Cembre SpA (a)	1,575	100,674
CIR SpA-Compagnie Industriali (b)	81,273	62,359
Coca-Cola HBC AG	59,232	2,794,128
Credito Emiliano SpA	19,269	310,183
d'Amico International Shipping SA (a)	9,382	47,755
Danieli & C Officine Meccaniche SpA (d)	25,384	916,261
Danieli & C Officine Meccaniche SpA (a) (d)	1,537	78,560
Davide Campari-Milano NV (a)	163,813	1,033,619
De' Longhi SpA	22,713	821,450
DiaSorin SpA	5,955	528,423
El.En. SpA (a)	10,888	145,333
Enav SpA (e)	61,168	310,632
Enel SpA	2,291,258	21,715,508
Eni SpA	576,212	10,065,010
ERG SpA	12,673	312,706
Security Description	Shares	Value
Ferrari NV	35,510	$17,173,698
Ferretti SpA (a)	32,899	104,140
Fila SpA	4,681	51,262
Fincantieri SpA (b)	25,735	675,531
FinecoBank Banca Fineco SpA	179,530	3,882,493
Generali	240,126	9,426,564
GVS SpA (a) (b) (e)	12,903	70,499
Hera SpA	217,991	981,014
Industrie De Nora SpA	9,354	81,168
Infrastrutture Wireless Italiane SpA (e)	89,424	1,051,783
Intercos SpA (a)	10,868	154,260
Interpump Group SpA	20,120	921,526
Intesa Sanpaolo SpA	4,012,402	26,467,604
Iren SpA	172,185	532,904
Italgas SpA	165,098	1,519,912
Iveco Group NV	46,537	1,003,669
Juventus Football Club SpA (a) (b)	40,352	129,249
Leonardo SpA	113,061	7,176,376
Lottomatica Group SpA	71,989	1,938,735
LU-VE SpA	5,062	204,309
Maire SpA	39,351	582,591
MARR SpA (a)	7,511	81,282
MFE-MediaForEurope NV Class A (a)	50,314	187,880
MFE-MediaForEurope NV Class A	42,427	154,839
MFE-MediaForEurope NV Class B (a)	8,026	40,853
Moncler SpA	66,159	3,876,735
NewPrinces SpA (b)	4,321	117,029
Nexi SpA (a) (e)	140,573	795,474
OVS SpA (e)	50,146	246,881
Pharmanutra SpA (a)	582	27,046
Piaggio & C SpA (a)	24,484	56,329
Pirelli & C SpA (e)	105,884	720,853
Poste Italiane SpA (e)	130,200	3,088,767
Prysmian SpA	79,313	7,844,966
RAI Way SpA (e)	21,648	153,381
Recordati Industria Chimica e Farmaceutica SpA	35,261	2,142,017
Reply SpA	5,956	848,194
Ryanair Holdings PLC	239,114	6,939,685
Saipem SpA	369,291	1,066,134
Salvatore Ferragamo SpA (a) (b)	11,696	73,524
Sanlorenzo SpA (a)	18,360	758,291
Sesa SpA (a)	1,926	195,527
Snam SpA	564,179	3,392,774
SOL SpA	10,860	646,957
Tamburi Investment Partners SpA (a)	26,984	264,747
Technogym SpA (e)	31,825	539,975
Technoprobe SpA (a) (b)	43,456	428,400
Telecom Italia SpA (a) (b)	3,932,019	2,057,340
Terna - Rete Elettrica Nazionale	407,249	4,133,434
UniCredit SpA	394,934	29,917,133

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Unipol Assicurazioni SpA	101,573	$2,179,299
Webuild SpA	134,316	558,056
Wiit SpA (a)	1,415	32,321
Zignago Vetro SpA (a)	8,068	74,038
		212,640,994
IVORY COAST — 0.0% *
Endeavour Mining PLC	51,639	2,155,089
JAPAN — 14.9%
77 Bank Ltd.	16,600	694,753
ABC-Mart, Inc.	26,900	534,321
Acom Co. Ltd. (a)	105,300	343,240
Activia Properties, Inc. REIT	558	508,561
ADEKA Corp.	21,100	471,619
Advance Residence Investment Corp. REIT	759	853,641
Advantest Corp.	215,800	21,406,846
Aeon Co. Ltd.	613,545	7,457,178
AEON Financial Service Co. Ltd.	30,600	312,558
Aeon Hokkaido Corp.	11,100	67,644
AEON REIT Investment Corp.	419	367,974
AGC, Inc.	53,100	1,734,824
Ai Holdings Corp.	7,300	138,502
Aica Kogyo Co. Ltd.	15,200	383,281
Aichi Corp.	11,000	101,818
Aichi Financial Group, Inc.	8,900	188,323
Aichi Steel Corp.	8,800	160,525
Aiful Corp.	89,200	301,390
Ain Holdings, Inc.	5,700	269,398
Air Water, Inc.	49,000	844,399
Aisan Industry Co. Ltd.	7,500	95,321
Aisin Corp.	147,500	2,556,793
Ajinomoto Co., Inc.	255,000	7,331,347
Alfresa Holdings Corp.	46,800	670,699
Alpen Co. Ltd. (a)	6,500	103,650
Alps Alpine Co. Ltd. (a)	50,500	641,658
ALSOK Co. Ltd.	96,800	731,481
Amada Co. Ltd.	90,900	1,120,516
Amano Corp.	15,100	429,325
ANA Holdings, Inc.	45,200	875,629
And ST HD Co. Ltd.	7,500	152,250
Anritsu Corp. (a)	36,800	469,827
Anycolor, Inc.	7,200	274,476
AOKI Holdings, Inc.	8,500	102,275
Aoyama Trading Co. Ltd. (a)	9,700	160,063
Aozora Bank Ltd. (a)	29,700	465,555
Appier Group, Inc.	16,500	173,173
Arata Corp.	22,100	464,641
ARCLANDS Corp.	16,667	219,955
Arcs Co. Ltd.	8,800	188,293
ARE Holdings, Inc. (a)	21,600	314,307
Argo Graphics, Inc.	11,600	97,239
Ariake Japan Co. Ltd. (a)	4,100	165,183
Artience Co. Ltd.	7,600	161,073
As One Corp.	12,000	199,479
Asahi Group Holdings Ltd.	412,300	4,956,757
Security Description	Shares	Value
Asahi Intecc Co. Ltd.	57,800	$939,884
Asahi Kasei Corp.	347,400	2,739,258
Asahi Yukizai Corp. (a)	4,800	149,507
Asics Corp.	204,700	5,366,817
ASKUL Corp.	8,400	89,184
Astellas Pharma, Inc.	509,800	5,524,833
Atom Corp. (b)	44,800	194,143
Autobacs Seven Co. Ltd.	12,200	133,412
Awa Bank Ltd.	4,900	123,259
Axial Retailing, Inc.	14,900	118,344
Azbil Corp.	131,400	1,248,738
AZ-COM MARUWA Holdings, Inc.	12,500	90,480
Bandai Namco Holdings, Inc.	164,800	5,495,751
Bank of Nagoya Ltd. (a)	6,600	158,872
BayCurrent, Inc.	37,100	2,185,530
Belc Co. Ltd.	2,400	125,619
Bell System24 Holdings, Inc.	7,200	65,133
Belluna Co. Ltd. (a)	11,700	81,045
Bic Camera, Inc.	20,300	224,876
BIPROGY, Inc.	22,700	928,074
BML, Inc.	6,600	165,128
Bridgestone Corp.	160,800	7,456,129
Brother Industries Ltd.	66,300	1,112,669
Bunka Shutter Co. Ltd.	10,500	162,244
C Uyemura & Co. Ltd.	2,600	205,979
Calbee, Inc. (a)	21,800	421,578
Canon Electronics, Inc.	2,900	53,607
Canon Marketing Japan, Inc.	14,000	567,735
Canon, Inc.	244,200	7,171,313
Capcom Co. Ltd.	97,200	2,647,768
Casio Computer Co. Ltd. (a)	44,900	369,695
Central Automotive Products Ltd.	7,800	97,233
Central Glass Co. Ltd.	4,900	108,660
Central Japan Railway Co.	217,600	6,251,663
Change Holdings, Inc.	6,500	50,218
Chiba Bank Ltd.	161,600	1,700,966
Chiyoda Corp. (b)	30,000	79,832
Chubu Electric Power Co., Inc.	180,800	2,520,072
Chudenko Corp.	5,700	152,067
Chugai Pharmaceutical Co. Ltd.	189,200	8,260,565
Chugin Financial Group, Inc.	41,500	613,150
Chugoku Electric Power Co., Inc. (a)	89,600	511,627
Chugoku Marine Paints Ltd.	8,400	203,907
Citizen Watch Co. Ltd.	50,000	339,574
CKD Corp.	15,400	287,280
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	647,666
Colowide Co. Ltd. (a)	24,100	298,629
Comforia Residential REIT, Inc.	173	380,709
COMSYS Holdings Corp.	30,100	752,271
Concordia Financial Group Ltd.	297,900	2,293,478
Cosmo Energy Holdings Co. Ltd.	30,800	746,825
Cosmos Pharmaceutical Corp.	10,800	631,831
Cover Corp. (a) (b)	11,200	138,479

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
CRE Logistics REIT, Inc.	137	$141,096
Create Restaurants Holdings, Inc. (a)	63,200	331,224
Create SD Holdings Co. Ltd.	6,100	137,130
Credit Saison Co. Ltd.	35,600	952,162
CyberAgent, Inc.	125,600	1,510,415
Cybozu, Inc.	7,400	170,864
Dai Nippon Printing Co. Ltd.	106,800	1,819,111
Daicel Corp.	72,200	659,741
Dai-Dan Co. Ltd.	8,000	335,308
Daido Steel Co. Ltd.	28,000	242,394
Daiei Kankyo Co. Ltd.	11,300	255,940
Daifuku Co. Ltd.	90,100	2,893,620
Daihen Corp.	4,100	228,480
Dai-ichi Life Holdings, Inc.	990,400	7,819,389
Daiichi Sankyo Co. Ltd.	480,300	10,781,017
Daiichikosho Co. Ltd.	19,000	215,171
Daikin Industries Ltd.	74,300	8,592,911
Daikokutenbussan Co. Ltd. (a)	2,200	107,404
Daio Paper Corp. (a)	35,500	214,175
Daiseki Co. Ltd.	10,660	246,858
Daishi Hokuetsu Financial Group, Inc.	57,900	562,593
Daito Trust Construction Co. Ltd.	83,000	1,823,713
Daiwa House Industry Co. Ltd.	157,900	5,687,971
Daiwa House REIT Investment Corp.	1,244	1,061,340
Daiwa Industries Ltd.	6,600	74,230
Daiwa Office Investment Corp. REIT	150	370,721
Daiwa Securities Group, Inc. (a)	374,300	3,047,674
Daiwa Securities Living Investments Corp. REIT	502	365,066
Daiwabo Holdings Co. Ltd.	26,200	523,787
DCM Holdings Co. Ltd.	25,500	276,782
DeNA Co. Ltd. (a)	19,900	312,544
Denka Co. Ltd. (a)	22,600	349,440
Denso Corp.	492,000	7,114,236
Dentsu Group, Inc.	55,600	1,219,032
Dentsu Soken, Inc.	6,300	276,853
Dexerials Corp.	45,600	702,904
DIC Corp.	24,100	595,626
Digital Arts, Inc. (a)	3,000	156,008
Digital Garage, Inc.	9,600	234,987
Dip Corp.	7,800	122,795
Disco Corp.	26,000	8,188,103
DMG Mori Co. Ltd.	36,600	737,279
Doshisha Co. Ltd.	4,900	93,730
Doutor Nichires Holdings Co. Ltd.	6,400	114,232
Dowa Holdings Co. Ltd. (a)	16,800	614,053
DTS Corp.	34,400	305,136
Duskin Co. Ltd.	11,700	305,086
DyDo Group Holdings, Inc. (a)	2,000	34,073
Eagle Industry Co. Ltd.	4,800	85,252
Earth Corp.	6,200	216,623
East Japan Railway Co.	305,600	7,490,754
Security Description	Shares	Value
Ebara Corp.	129,600	$2,968,729
EDION Corp.	26,600	389,945
eGuarantee, Inc.	9,200	101,914
Eiken Chemical Co. Ltd. (a)	8,200	132,923
Eisai Co. Ltd. (a)	74,300	2,502,912
Eizo Corp.	6,200	91,939
Elecom Co. Ltd.	10,000	124,996
Electric Power Development Co. Ltd.	46,000	864,184
en Japan, Inc.	9,200	101,603
ENEOS Holdings, Inc.	761,300	4,845,082
ES-Con Japan Ltd. (a)	67,900	474,475
Exedy Corp.	9,800	345,059
EXEO Group, Inc.	49,600	719,391
Ezaki Glico Co. Ltd.	13,600	466,241
FANUC Corp.	262,900	7,586,957
Fast Retailing Co. Ltd.	53,800	16,407,570
FCC Co. Ltd.	8,000	174,154
Ferrotec Corp.	10,200	276,264
Financial Partners Group Co. Ltd.	14,500	233,575
Food & Life Cos. Ltd.	30,900	1,618,806
FP Corp.	10,000	170,430
Freee KK (b)	11,800	280,848
Frontier Real Estate Investment Corp. REIT	728	440,196
Fuji Co. Ltd.	12,300	168,236
Fuji Corp.	19,800	361,987
Fuji Electric Co. Ltd.	38,000	2,558,635
Fuji Kyuko Co. Ltd.	4,100	71,431
Fuji Media Holdings, Inc.	10,100	239,566
Fuji Oil Co. Ltd.	9,500	230,866
Fuji Seal International, Inc.	10,600	204,485
FUJIFILM Holdings Corp.	315,400	7,861,241
Fujikura Ltd.	70,600	6,910,133
Fujimi, Inc.	11,200	164,263
Fujita Kanko, Inc.	1,700	120,750
Fujitec Co. Ltd.	17,900	684,438
Fujitsu Ltd.	495,900	11,698,653
Fukuda Denshi Co. Ltd.	3,400	155,168
Fukuoka Financial Group, Inc.	51,000	1,532,573
Fukuoka REIT Corp.	190	243,539
Fukuyama Transporting Co. Ltd. (a)	4,200	104,655
Funai Soken Holdings, Inc.	9,400	164,469
Furukawa Electric Co. Ltd.	19,000	1,172,279
Furuno Electric Co. Ltd.	7,500	287,436
Furuya Metal Co. Ltd. (a)	3,900	73,915
Fuso Chemical Co. Ltd.	3,100	102,854
Future Corp.	8,700	136,728
Fuyo General Lease Co. Ltd. (a)	20,600	617,226
Galilei Co. Ltd.	4,800	123,181
GENDA, Inc. (b)	21,600	128,268
Genky DrugStores Co. Ltd.	6,600	224,789
Global One Real Estate Investment Corp. REIT	218	211,084

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Glory Ltd. (a)	9,800	$243,067
GLP J-Reit	1,296	1,197,847
GMO Financial Holdings, Inc.	5,300	35,134
GMO internet group, Inc.	17,800	436,307
GMO Payment Gateway, Inc.	10,900	612,366
GNI Group Ltd. (b)	13,500	222,494
Goldcrest Co. Ltd.	3,600	81,782
Goldwin, Inc. (a)	17,400	296,784
GREE Holdings, Inc.	15,200	45,183
GS Yuasa Corp.	21,800	516,640
GungHo Online Entertainment, Inc.	10,100	185,060
Gunma Bank Ltd.	90,700	1,014,260
Gunze Ltd.	6,400	163,808
H.U. Group Holdings, Inc. (a)	13,300	307,543
H2O Retailing Corp.	28,600	420,426
Hachijuni Bank Ltd.	91,100	953,655
Hakuhodo DY Holdings, Inc.	60,700	488,485
Hakuto Co. Ltd. (a)	3,100	81,234
Halows Co. Ltd.	1,500	50,784
Hamakyorex Co. Ltd.	8,800	93,491
Hamamatsu Photonics KK	89,600	973,748
Hankyu Hanshin Holdings, Inc.	64,700	1,911,845
Hankyu Hanshin REIT, Inc.	144	166,343
Hanwa Co. Ltd. (a)	10,100	430,849
Happinet Corp.	4,100	191,556
Harmonic Drive Systems, Inc.	18,400	329,788
Haseko Corp.	68,100	1,165,011
Hazama Ando Corp.	38,400	435,262
Heiwa Corp.	14,200	202,301
Heiwa Real Estate Co. Ltd.	13,400	214,313
Heiwa Real Estate REIT, Inc.	267	274,620
Heiwado Co. Ltd.	6,200	122,081
Hiday Hidaka Corp.	6,100	148,075
Hikari Tsushin, Inc.	5,000	1,397,569
Hino Motors Ltd. (b)	62,100	162,687
Hioki EE Corp.	2,100	86,454
Hirogin Holdings, Inc.	69,900	684,399
Hirose Electric Co. Ltd.	7,700	960,903
HIS Co. Ltd. (a)	9,300	88,475
Hisamitsu Pharmaceutical Co., Inc.	12,200	340,181
Hitachi Construction Machinery Co. Ltd.	28,600	916,765
Hitachi Ltd.	1,290,700	34,346,420
Hogy Medical Co. Ltd. (a)	6,600	239,984
Hokkaido Electric Power Co., Inc. (a)	39,100	286,992
Hokkoku Financial Holdings, Inc. (a)	54,000	251,562
Hokuetsu Corp. (a)	24,400	164,556
Hokuhoku Financial Group, Inc.	26,100	684,466
Hokuriku Electric Power Co. (a)	36,300	207,794
Honda Motor Co. Ltd. (a)	1,115,600	11,565,045
Horiba Ltd.	9,500	806,649
Hoshino Resorts REIT, Inc.	132	240,699
Security Description	Shares	Value
Hoshizaki Corp.	30,400	$1,143,667
Hosiden Corp.	11,900	189,597
House Foods Group, Inc.	13,400	263,173
Hoya Corp.	96,700	13,406,456
Hulic Co. Ltd.	132,200	1,450,140
Hulic Reit, Inc.	309	354,643
Hyakugo Bank Ltd.	58,100	359,965
Ibiden Co. Ltd.	36,300	2,208,208
Ichibanya Co. Ltd.	20,500	130,203
Ichigo Office REIT Investment Corp.	183	117,097
Ichigo, Inc.	57,100	163,159
Idec Corp.	6,100	100,039
Idemitsu Kosan Co. Ltd.	253,885	1,746,604
IDOM, Inc.	21,200	151,013
IHI Corp.	291,200	5,442,069
Iida Group Holdings Co. Ltd. (a)	41,800	668,387
Iino Kaiun Kaisha Ltd.	16,300	130,678
Imperial Hotel Ltd.	11,300	77,662
Inaba Denki Sangyo Co. Ltd.	12,200	347,616
Inabata & Co. Ltd.	10,200	241,040
Industrial & Infrastructure Fund Investment Corp. REIT	638	586,657
Infomart Corp.	36,200	81,869
INFRONEER Holdings, Inc. (a)	48,680	507,286
Inpex Corp.	247,300	4,475,965
Insource Co. Ltd.	6,400	41,689
Internet Initiative Japan, Inc.	29,200	517,725
Invincible Investment Corp. REIT	2,035	928,727
Ise Chemicals Corp. (a)	800	152,758
Isetan Mitsukoshi Holdings Ltd. (a)	91,000	1,684,010
Isuzu Motors Ltd.	161,300	2,041,848
Ito En Ltd.	14,500	341,771
ITOCHU Corp.	334,900	19,107,339
Itochu Enex Co. Ltd.	11,400	152,684
Itochu-Shokuhin Co. Ltd. (a)	800	55,469
Itoham Yonekyu Holdings, Inc. (a)	7,000	269,696
Itoki Corp.	8,700	144,504
Iwatani Corp.	65,900	721,538
Iyogin Holdings, Inc. (a)	62,600	951,812
Izumi Co. Ltd.	10,100	223,289
J Front Retailing Co. Ltd. (a)	71,300	1,192,477
JAC Recruitment Co. Ltd.	33,200	243,461
Jaccs Co. Ltd.	15,900	457,562
JAFCO Group Co. Ltd.	10,800	189,513
Japan Airlines Co. Ltd.	40,800	824,095
Japan Airport Terminal Co. Ltd. (a)	19,900	636,407
Japan Aviation Electronics Industry Ltd.	11,800	200,948
Japan Elevator Service Holdings Co. Ltd.	46,600	592,262
Japan Excellent, Inc. REIT	341	335,262
Japan Exchange Group, Inc.	280,900	3,143,090

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Japan Hotel REIT Investment Corp.	1,357	$819,612
Japan Lifeline Co. Ltd.	15,700	160,205
Japan Logistics Fund, Inc. REIT	690	456,932
Japan Material Co. Ltd.	14,200	175,763
Japan Metropolitan Fund Invest REIT	2,009	1,546,693
Japan Petroleum Exploration Co. Ltd.	43,700	383,191
Japan Post Bank Co. Ltd.	503,700	6,188,602
Japan Post Holdings Co. Ltd.	504,900	5,025,581
Japan Post Insurance Co. Ltd.	56,600	1,606,959
Japan Prime Realty Investment Corp. REIT	960	670,183
Japan Pulp & Paper Co. Ltd.	20,000	96,692
Japan Real Estate Investment Corp. REIT	1,740	1,466,838
Japan Securities Finance Co. Ltd.	22,000	277,523
Japan Steel Works Ltd.	17,900	1,090,835
Japan Tobacco, Inc.	338,100	11,130,732
Japan Wool Textile Co. Ltd.	10,200	114,995
JCU Corp.	3,500	108,186
Jeol Ltd.	13,800	474,779
JFE Holdings, Inc. (a)	162,900	2,003,642
JGC Holdings Corp.	61,900	632,894
JINS Holdings, Inc.	4,500	279,108
JMDC, Inc. (a)	6,900	209,310
Joyful Honda Co. Ltd.	11,600	170,837
JTEKT Corp.	54,900	546,639
Juroku Financial Group, Inc.	8,300	310,228
Justsystems Corp.	7,200	233,768
JVCKenwood Corp.	33,700	263,329
JX Advanced Metals Corp.	168,000	2,230,179
K&O Energy Group, Inc. (a)	3,000	65,816
Kadokawa Corp.	24,200	591,051
Kaga Electronics Co. Ltd.	9,900	237,638
Kagome Co. Ltd.	23,900	465,911
Kajima Corp.	119,700	3,498,156
Kakaku.com, Inc.	33,200	570,774
Kaken Pharmaceutical Co. Ltd. (a)	5,700	140,990
Kameda Seika Co. Ltd. (a)	1,600	44,744
Kamigumi Co. Ltd.	23,600	717,820
Kanadevia Corp.	36,800	254,910
Kanamoto Co. Ltd.	7,900	192,572
Kandenko Co. Ltd.	27,300	749,763
Kaneka Corp.	10,500	299,177
Kanematsu Corp.	22,700	478,946
Kansai Electric Power Co., Inc.	265,900	3,814,261
Kansai Paint Co. Ltd.	41,500	677,640
Kao Corp.	131,200	5,730,922
Kasumigaseki Capital Co. Ltd.	2,800	182,009
Katitas Co. Ltd.	14,500	275,204
Kato Sangyo Co. Ltd.	4,900	193,432
Kawasaki Heavy Industries Ltd.	42,200	2,791,712
Kawasaki Kisen Kaisha Ltd. (a)	104,700	1,493,030
Security Description	Shares	Value
KDDI Corp.	868,800	$13,886,328
KDX Realty Investment Corp. REIT	1,155	1,317,788
KeePer Technical Laboratory Co. Ltd.	4,900	124,088
Keihan Holdings Co. Ltd.	26,100	593,804
Keihanshin Building Co. Ltd.	6,200	68,807
Keikyu Corp. (a)	82,100	834,425
Keio Corp. (a)	32,900	852,101
Keisei Electric Railway Co. Ltd. (a)	103,200	958,383
Keiyo Bank Ltd. (a)	20,200	173,708
Kewpie Corp.	26,400	722,007
Keyence Corp.	54,800	20,475,092
KH Neochem Co. Ltd.	5,100	96,278
Kikkoman Corp. (a)	184,700	1,569,547
Kinden Corp.	36,700	1,257,668
Kintetsu Group Holdings Co. Ltd.	53,600	1,118,927
Kirin Holdings Co. Ltd.	218,000	3,199,479
Kissei Pharmaceutical Co. Ltd.	5,900	171,785
Kitz Corp.	13,700	156,773
Kiyo Bank Ltd. (a)	12,500	248,502
Kobayashi Pharmaceutical Co. Ltd.	12,700	461,615
Kobe Bussan Co. Ltd.	43,600	1,199,786
Kobe Steel Ltd. (a)	100,200	1,186,307
Koei Tecmo Holdings Co. Ltd.	25,320	330,034
Kohnan Shoji Co. Ltd.	5,100	145,556
Koito Manufacturing Co. Ltd. (a)	58,000	880,496
Kokusai Electric Corp.	68,600	1,950,445
Kokuyo Co. Ltd.	90,800	541,658
Komatsu Ltd.	286,000	9,992,619
KOMEDA Holdings Co. Ltd.	10,000	210,583
Komeri Co. Ltd.	7,500	167,586
Konami Group Corp.	28,300	4,091,174
Konica Minolta, Inc.	110,200	394,059
Konishi Co. Ltd.	10,400	90,983
Konoike Transport Co. Ltd.	4,700	104,384
Kose Corp.	10,800	433,580
Koshidaka Holdings Co. Ltd.	10,700	99,548
Kotobuki Spirits Co. Ltd.	27,400	336,737
Krosaki Harima Corp.	4,000	111,589
K's Holdings Corp.	30,200	326,774
Kubota Corp.	274,500	3,462,731
Kumagai Gumi Co. Ltd.	28,000	237,749
Kumiai Chemical Industry Co. Ltd. (a)	12,100	67,757
Kura Sushi, Inc. (a)	4,700	108,203
Kuraray Co. Ltd.	81,100	935,463
Kureha Corp.	7,200	186,234
Kurita Water Industries Ltd.	29,700	1,015,373
Kusuri No. Aoki Holdings Co. Ltd.	13,900	376,948
KYB Corp. (a)	8,200	217,930
Kyocera Corp.	382,800	5,156,790
Kyoei Steel Ltd.	3,100	48,111
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	106,861

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Kyorin Pharmaceutical Co. Ltd.	12,000	$120,256
Kyoritsu Maintenance Co. Ltd. (a)	16,700	361,286
Kyoto Financial Group, Inc.	61,300	1,305,818
Kyowa Kirin Co. Ltd.	64,300	1,000,735
Kyudenko Corp.	12,000	581,291
Kyushu Electric Power Co., Inc.	120,300	1,205,159
Kyushu Financial Group, Inc.	103,400	637,756
Kyushu Railway Co.	41,300	1,095,945
LaSalle Logiport REIT	496	481,945
Lasertec Corp. (a)	23,800	3,272,228
Leopalace21 Corp.	38,400	185,649
Life Corp.	9,200	157,419
Lifedrink Co., Inc.	9,000	138,640
Lifenet Insurance Co. (a) (b)	23,500	329,702
Lintec Corp.	8,700	214,429
Lion Corp.	77,900	814,684
Lixil Corp.	88,400	1,089,400
LY Corp.	833,400	2,686,676
M&A Capital Partners Co. Ltd.	3,100	67,275
M&A Research Institute Holdings, Inc. (a) (b)	15,300	135,093
M3, Inc. (a)	125,000	2,019,501
Mabuchi Motor Co. Ltd.	25,600	448,956
Macnica Holdings, Inc.	37,100	515,735
Maeda Kosen Co. Ltd.	11,400	150,137
Makino Milling Machine Co. Ltd.	7,000	543,183
Makita Corp.	67,400	2,193,347
Mani, Inc.	21,100	181,804
Marubeni Corp.	397,700	9,958,321
Maruha Nichiro Corp.	9,200	213,733
Marui Group Co. Ltd. (a)	44,200	949,933
Maruichi Steel Tube Ltd.	50,100	436,766
Maruwa Co. Ltd. (a)	2,500	655,111
Maruzen Showa Unyu Co. Ltd.	2,600	122,355
Matsuda Sangyo Co. Ltd.	1,700	48,231
Matsui Securities Co. Ltd. (a)	30,700	159,648
MatsukiyoCocokara & Co.	93,620	1,904,286
Matsuyafoods Holdings Co. Ltd.	2,200	89,379
Max Co. Ltd.	6,000	229,136
Maxell Ltd.	6,800	98,304
Maxvalu Tokai Co. Ltd.	1,400	32,989
Mazda Motor Corp. (a)	171,000	1,251,657
McDonald's Holdings Co. Japan Ltd.	24,900	1,047,019
MCJ Co. Ltd.	15,000	139,554
Mebuki Financial Group, Inc.	256,800	1,645,287
Medipal Holdings Corp.	49,200	849,011
Medley, Inc. (a) (b)	4,300	70,898
Megachips Corp. (a)	1,800	90,558
Megmilk Snow Brand Co. Ltd.	9,900	198,489
Meidensha Corp.	7,900	315,069
MEIJI Holdings Co. Ltd.	65,200	1,353,578
Meiko Electronics Co. Ltd.	4,700	312,835
MEITEC Group Holdings, Inc.	19,700	425,787
Menicon Co. Ltd.	11,500	88,536
Security Description	Shares	Value
Mercari, Inc. (b)	37,800	$582,543
Metaplanet, Inc. (b)	138,200	538,071
METAWATER Co. Ltd.	4,200	86,312
Micronics Japan Co. Ltd. (a)	8,600	342,404
Milbon Co. Ltd.	6,100	102,393
Minebea Mitsumi, Inc.	100,400	1,896,373
Mirai Corp. REIT	431	141,687
Mirai Industry Co. Ltd.	2,000	50,445
Mirait One Corp.	23,300	455,161
MISUMI Group, Inc.	80,000	1,249,416
Mitani Sekisan Co. Ltd.	4,200	249,125
Mitsubishi Chemical Group Corp.	380,400	2,192,738
Mitsubishi Corp.	906,500	21,673,504
Mitsubishi Electric Corp.	535,800	13,797,254
Mitsubishi Estate Co. Ltd.	299,500	6,901,165
Mitsubishi Estate Logistics REIT Investment Corp.	348	286,770
Mitsubishi Gas Chemical Co., Inc.	40,500	724,659
Mitsubishi HC Capital, Inc.	252,230	2,087,898
Mitsubishi Heavy Industries Ltd.	902,900	23,714,995
Mitsubishi Logisnext Co. Ltd. (a)	7,200	88,486
Mitsubishi Logistics Corp.	69,700	572,240
Mitsubishi Materials Corp. (a)	33,200	624,502
Mitsubishi Motors Corp. (a)	208,900	568,628
Mitsubishi Pencil Co. Ltd.	5,800	85,065
Mitsubishi Research Institute, Inc.	1,100	38,582
Mitsubishi UFJ Financial Group, Inc.	3,229,600	52,352,388
Mitsuboshi Belting Ltd. (a)	26,600	667,319
Mitsui & Co. Ltd.	695,800	17,337,875
Mitsui Chemicals, Inc.	52,000	1,303,477
Mitsui DM Sugar Co. Ltd.	2,500	54,169
Mitsui E&S Co. Ltd. (a)	26,300	796,916
Mitsui Fudosan Accommodations Fund, Inc. REIT	610	545,214
Mitsui Fudosan Co. Ltd.	744,600	8,132,443
Mitsui Fudosan Logistics Park, Inc. REIT	944	679,468
Mitsui High-Tec, Inc.	21,500	112,970
Mitsui Mining & Smelting Co. Ltd.	17,200	1,339,919
Mitsui OSK Lines Ltd. (a)	97,600	2,969,932
Mitsui-Soko Holdings Co. Ltd. (a)	21,300	596,374
Mitsuuroko Group Holdings Co. Ltd.	3,800	59,129
Miura Co. Ltd.	26,400	520,099
MIXI, Inc.	7,200	155,033
Mizuho Financial Group, Inc.	706,020	23,845,534
Mizuho Leasing Co. Ltd.	53,100	468,492
Mizuno Corp. (a)	14,700	265,861
Mochida Pharmaceutical Co. Ltd.	3,500	75,245
Modec, Inc.	12,500	699,970
Monex Group, Inc.	37,700	213,153
Money Forward, Inc. (b)	12,500	506,737
Monogatari Corp.	8,200	237,086

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MonotaRO Co. Ltd.	71,200	$1,039,423
Mori Hills REIT Investment Corp.	383	370,850
Mori Trust Reit, Inc.	646	331,562
Morinaga & Co. Ltd.	18,700	331,683
Morinaga Milk Industry Co. Ltd. (a)	16,600	389,358
Morita Holdings Corp.	4,400	69,239
MOS Food Services, Inc. (a)	5,200	139,432
MS&AD Insurance Group Holdings, Inc.	362,500	8,237,465
Murata Manufacturing Co. Ltd.	470,100	8,962,092
Musashi Seimitsu Industry Co. Ltd. (a)	10,800	252,294
Musashino Bank Ltd. (a)	4,100	112,574
Nabtesco Corp.	33,400	757,400
Nachi-Fujikoshi Corp.	2,300	58,168
Nagase & Co. Ltd.	20,100	435,794
Nagawa Co. Ltd.	6,400	289,481
Nagoya Railroad Co. Ltd. (a)	57,400	686,965
Nakanishi, Inc.	18,500	256,546
Namura Shipbuilding Co. Ltd. (a)	10,000	231,235
Nankai Electric Railway Co. Ltd.	27,700	523,296
Nanto Bank Ltd.	5,600	193,005
NEC Corp.	379,100	12,164,776
Nexon Co. Ltd.	93,800	2,062,285
Nextage Co. Ltd.	8,200	131,147
NGK Insulators Ltd.	63,300	1,062,751
NH Foods Ltd.	25,900	1,028,389
NHK Spring Co. Ltd. (a)	58,100	875,719
Nichias Corp.	14,700	553,222
Nichicon Corp.	9,900	99,345
Nichiden Corp.	3,800	70,013
Nichiha Corp.	5,200	97,004
Nichirei Corp.	57,200	672,372
NIDEC Corp.	248,800	4,436,570
Nifco, Inc.	22,500	681,010
Nihon Kohden Corp.	51,700	591,792
Nihon M&A Center Holdings, Inc.	67,400	344,701
Nihon Parkerizing Co. Ltd.	18,600	172,417
Nikkon Holdings Co. Ltd. (a)	26,900	621,477
Nikon Corp. (a)	76,300	891,204
Nintendo Co. Ltd.	311,000	26,965,196
Nippn Corp.	12,600	197,764
Nippon Building Fund, Inc. REIT	2,167	2,046,900
Nippon Densetsu Kogyo Co. Ltd.	7,600	147,127
Nippon Electric Glass Co. Ltd.	19,600	644,464
Nippon Express Holdings, Inc.	60,900	1,385,956
Nippon Gas Co. Ltd.	26,900	504,176
Nippon Kanzai Holdings Co. Ltd.	4,000	75,675
Nippon Kayaku Co. Ltd.	46,400	436,556
Nippon Light Metal Holdings Co. Ltd.	14,500	206,182
Nippon Paint Holdings Co. Ltd. (a)	266,000	1,819,142
Nippon Paper Industries Co. Ltd. (a)	26,300	216,904
Nippon Prologis REIT, Inc.	1,902	1,112,725
Security Description	Shares	Value
NIPPON REIT Investment Corp.	388	$254,314
Nippon Sanso Holdings Corp.	47,700	1,694,701
Nippon Shinyaku Co. Ltd.	14,900	336,268
Nippon Shokubai Co. Ltd.	25,600	316,176
Nippon Soda Co. Ltd.	9,400	219,589
Nippon Steel Corp. (a)	1,362,500	5,623,074
Nippon Television Holdings, Inc.	14,900	398,114
Nippon Yusen KK (a)	122,100	4,175,963
Nipro Corp.	41,300	421,012
Nishimatsu Construction Co. Ltd.	7,700	273,307
Nishimatsuya Chain Co. Ltd.	9,000	130,352
Nishi-Nippon Financial Holdings, Inc.	32,000	543,860
Nishi-Nippon Railroad Co. Ltd.	15,700	248,493
Nishio Holdings Co. Ltd.	2,900	84,240
Nissan Chemical Corp.	34,800	1,265,369
Nissan Motor Co. Ltd. (a) (b)	612,300	1,508,310
Nissan Shatai Co. Ltd. (a)	13,600	113,544
Nissha Co. Ltd.	8,200	79,399
Nisshin Oillio Group Ltd.	7,600	267,597
Nisshin Seifun Group, Inc.	57,800	710,734
Nisshinbo Holdings, Inc.	40,400	311,443
Nissin Foods Holdings Co. Ltd. (a)	55,500	1,046,978
Nissui Corp.	78,900	556,951
Niterra Co. Ltd.	42,400	1,640,475
Nitori Holdings Co. Ltd. (a)	117,500	2,270,280
Nitta Corp.	3,000	84,504
Nittetsu Mining Co. Ltd. (a)	15,500	209,486
Nitto Boseki Co. Ltd. (a)	6,800	303,890
Nitto Denko Corp.	197,100	4,693,779
Nitto Kogyo Corp. (a)	5,500	134,814
Noevir Holdings Co. Ltd.	3,500	105,816
NOF Corp.	61,100	1,070,289
Nohmi Bosai Ltd.	4,800	122,369
Nojima Corp. (a)	14,200	389,891
NOK Corp.	19,500	343,166
Nomura Co. Ltd.	11,200	80,311
Nomura Holdings, Inc.	846,700	6,223,332
Nomura Micro Science Co. Ltd. (a)	5,600	124,942
Nomura Real Estate Holdings, Inc. (a)	147,200	941,000
Nomura Real Estate Master Fund, Inc. REIT	1,076	1,168,639
Nomura Research Institute Ltd.	108,900	4,183,158
Noritake Co. Ltd.	6,600	211,382
Noritsu Koki Co. Ltd.	12,600	150,669
Noritz Corp.	6,800	92,364
North Pacific Bank Ltd.	112,200	567,515
NS Solutions Corp. (a)	20,400	498,380
NS United Kaiun Kaisha Ltd. (a)	1,400	48,062
NSD Co. Ltd.	16,000	376,802
NSK Ltd.	129,700	671,312
NTN Corp. (a)	90,000	207,442
NTT UD REIT Investment Corp.	365	336,121

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
NTT, Inc.	8,418,000	$8,817,853
Nxera Pharma Co. Ltd. (b)	13,900	93,178
Obara Group, Inc.	1,300	37,631
Obayashi Corp.	182,200	2,996,674
OBIC Business Consultants Co. Ltd.	8,200	505,265
Obic Co. Ltd.	92,900	3,242,080
Odakyu Electric Railway Co. Ltd. (a)	93,300	1,051,548
Ogaki Kyoritsu Bank Ltd. (a)	8,200	192,944
Ohsho Food Service Corp. (a)	9,500	238,007
Oiles Corp.	4,900	76,411
Oji Holdings Corp.	250,300	1,371,112
Okamoto Industries, Inc.	1,900	65,227
Okamura Corp.	11,300	179,655
Okasan Securities Group, Inc.	44,000	203,785
Oki Electric Industry Co. Ltd.	29,500	322,396
Okinawa Cellular Telephone Co.	9,600	169,788
OKUMA Corp.	11,000	251,752
Okumura Corp. (a)	8,800	281,843
Olympus Corp.	335,200	4,246,601
Omron Corp. (a)	49,100	1,353,130
Ono Pharmaceutical Co. Ltd.	108,700	1,253,452
Onward Holdings Co. Ltd.	36,300	171,810
Open House Group Co. Ltd.	20,800	1,078,132
Open Up Group, Inc.	10,803	132,838
Optorun Co. Ltd.	5,700	64,223
Oracle Corp. Japan	10,900	1,114,467
Organo Corp.	6,000	460,710
Orient Corp.	61,400	420,323
Oriental Land Co. Ltd.	303,100	7,320,701
ORIX Corp.	327,600	8,611,187
Orix JREIT, Inc.	1,554	1,054,344
Osaka Gas Co. Ltd.	112,300	3,261,365
Osaka Soda Co. Ltd. (a)	17,000	190,737
Osaka Steel Co. Ltd.	3,400	58,223
OSG Corp.	18,600	267,127
Otsuka Corp.	62,700	1,311,017
Otsuka Holdings Co. Ltd.	122,400	6,513,469
Pacific Industrial Co. Ltd.	8,700	156,581
PAL GROUP Holdings Co. Ltd.	22,600	384,101
PALTAC Corp.	28,000	878,004
Pan Pacific International Holdings Corp.	559,500	3,693,757
Panasonic Holdings Corp.	656,900	7,161,249
Paramount Bed Holdings Co. Ltd.	10,400	255,625
Park24 Co. Ltd.	34,800	445,353
Pasona Group, Inc.	4,800	71,179
Penta-Ocean Construction Co. Ltd.	65,800	519,503
PeptiDream, Inc. (b)	25,000	266,192
Persol Holdings Co. Ltd.	463,400	846,254
PHC Holdings Corp.	12,900	85,514
Pigeon Corp.	30,600	367,672
PILLAR Corp.	9,400	262,234
Security Description	Shares	Value
Pilot Corp.	8,100	$263,263
Piolax, Inc.	4,300	51,856
PKSHA Technology, Inc. (b)	3,100	81,024
Plus Alpha Consulting Co. Ltd.	8,100	136,897
Pola Orbis Holdings, Inc.	19,800	179,049
Prestige International, Inc. (a)	14,500	64,800
Prima Meat Packers Ltd.	3,400	54,217
Raito Kogyo Co. Ltd.	9,300	203,084
Raiznext Corp.	6,900	89,424
Rakus Co. Ltd.	43,000	395,396
Rakuten Bank Ltd. (b)	28,200	1,578,940
Rakuten Group, Inc. (b)	453,700	2,948,889
Recruit Holdings Co. Ltd.	374,500	20,192,596
Relo Group, Inc.	20,900	252,538
Renesas Electronics Corp.	474,300	5,478,930
Rengo Co. Ltd.	42,800	270,940
Resona Holdings, Inc.	585,002	5,983,313
Resonac Holdings Corp.	49,700	1,689,702
Resorttrust, Inc.	46,000	584,948
Restar Corp.	6,000	106,849
Ricoh Co. Ltd.	147,000	1,300,440
Ricoh Leasing Co. Ltd.	6,500	257,034
Rigaku Holdings Corp.	30,600	186,685
Riken Keiki Co. Ltd.	7,400	156,583
Riken Vitamin Co. Ltd.	4,400	86,698
Rinnai Corp.	28,500	676,582
Riso Kagaku Corp.	5,800	47,677
Rohm Co. Ltd.	100,700	1,508,267
Rohto Pharmaceutical Co. Ltd.	55,200	929,375
Roland Corp.	40,500	925,534
Rorze Corp. (a)	23,000	346,281
Round One Corp.	53,700	475,241
Royal Holdings Co. Ltd.	7,900	146,408
RS Technologies Co. Ltd.	1,600	40,139
Ryohin Keikaku Co. Ltd.	143,200	2,855,564
Ryoyo Ryosan Holdings, Inc. (a)	8,596	173,742
S Foods, Inc.	11,800	217,088
Saizeriya Co. Ltd.	9,600	323,716
Sakai Moving Service Co. Ltd.	4,900	99,370
Sakata INX Corp.	6,900	108,720
Sakata Seed Corp.	6,100	150,554
Sakura Internet, Inc. (a)	6,500	139,520
Samty Residential Investment Corp. REIT	129	100,276
San-A Co. Ltd.	9,000	169,719
San-Ai Obbli Co. Ltd.	29,400	416,658
SanBio Co. Ltd. (b)	15,300	258,583
Sangetsu Corp.	11,700	245,986
San-In Godo Bank Ltd. (a)	38,300	357,105
Sanken Electric Co. Ltd. (a) (b)	8,100	394,346
Sanki Engineering Co. Ltd.	10,100	337,157
Sankyo Co. Ltd.	49,400	860,156
Sankyu, Inc.	11,300	619,765
Sanrio Co. Ltd.	50,600	2,381,559
Sansan, Inc. (b)	19,500	252,060
Santen Pharmaceutical Co. Ltd.	94,800	1,052,406

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sanwa Holdings Corp.	50,700	$1,454,211
Sanyo Chemical Industries Ltd.	8,300	231,547
Sanyo Denki Co. Ltd. (a)	6,000	143,210
Sapporo Holdings Ltd.	17,100	855,782
Sawai Group Holdings Co. Ltd.	27,300	370,538
SBI Holdings, Inc.	76,000	3,312,022
SBS Holdings, Inc.	3,300	81,782
SCREEN Holdings Co. Ltd. (a)	22,300	2,032,420
SCSK Corp.	45,200	1,355,526
Secom Co. Ltd.	121,000	4,444,764
Sega Sammy Holdings, Inc.	44,000	928,354
Seibu Holdings, Inc.	64,500	2,337,871
Seiko Epson Corp.	81,800	1,051,267
Seiko Group Corp.	6,900	305,556
Seino Holdings Co. Ltd.	26,300	388,218
Seiren Co. Ltd.	13,700	282,933
Sekisui Chemical Co. Ltd.	106,000	1,977,384
Sekisui House Ltd.	168,900	3,850,671
Sekisui House Reit, Inc.	1,449	780,989
Senko Group Holdings Co. Ltd.	36,600	504,076
Senshu Electric Co. Ltd.	2,700	80,624
Senshu Ikeda Holdings, Inc.	67,600	297,067
Septeni Holdings Co. Ltd.	11,000	31,134
Seria Co. Ltd.	9,800	206,040
Seven & i Holdings Co. Ltd.	587,000	7,913,580
Seven Bank Ltd. (a)	148,600	294,010
SG Holdings Co. Ltd.	90,700	939,028
Sharp Corp. (b)	71,800	403,472
Shibaura Machine Co. Ltd.	3,800	108,325
Shibaura Mechatronics Corp.	3,600	318,841
Shibuya Corp.	3,500	80,932
SHIFT, Inc. (b)	53,000	448,590
Shiga Bank Ltd. (a)	9,000	413,177
Shikoku Electric Power Co., Inc.	47,000	418,492
Shikoku Kasei Holdings Corp.	6,600	100,016
Shimadzu Corp.	66,700	1,686,864
Shimamura Co. Ltd.	11,700	783,433
Shimano, Inc.	21,300	2,394,150
Shimizu Corp.	150,300	2,116,321
Shin Nippon Air Technologies Co. Ltd. (a)	5,200	106,863
Shinagawa Refractories Co. Ltd. (a)	5,900	74,706
Shin-Etsu Chemical Co. Ltd.	475,300	15,618,586
Shin-Etsu Polymer Co. Ltd.	10,100	130,828
Shinmaywa Industries Ltd.	11,300	141,704
Shinnihon Corp.	5,800	72,419
Shionogi & Co. Ltd.	212,200	3,723,576
Ship Healthcare Holdings, Inc.	27,700	428,015
Shiseido Co. Ltd.	113,300	1,938,647
Shizuoka Financial Group, Inc.	123,200	1,694,693
Shizuoka Gas Co. Ltd.	8,100	64,116
SHO-BOND Holdings Co. Ltd.	10,900	359,139
Shochiku Co. Ltd.	2,800	233,199
Shoei Co. Ltd. (a)	11,000	131,015
Showa Sangyo Co. Ltd.	4,800	99,130
Security Description	Shares	Value
Simplex Holdings, Inc.	10,300	$303,033
Sinfonia Technology Co. Ltd.	6,300	389,044
Sinko Industries Ltd.	12,300	107,688
SKY Perfect JSAT Holdings, Inc.	57,700	545,021
Skylark Holdings Co. Ltd.	68,200	1,412,627
SMC Corp.	16,200	4,983,350
SMS Co. Ltd.	15,100	159,399
Socionext, Inc.	54,900	1,037,147
SoftBank Corp.	8,080,000	11,910,593
SoftBank Group Corp.	269,200	34,058,990
Sojitz Corp.	63,120	1,673,683
Sompo Holdings, Inc.	250,000	7,744,524
Sony Financial Group, Inc. (b)	1,732,500	1,923,892
Sony Group Corp.	1,732,500	49,962,538
SOSiLA Logistics REIT, Inc.	112	90,019
Sotetsu Holdings, Inc.	18,600	335,640
Square Enix Holdings Co. Ltd.	66,900	1,441,418
Stanley Electric Co. Ltd.	33,400	675,983
Star Asia Investment Corp. REIT	692	282,545
Star Micronics Co. Ltd.	8,200	92,946
Starts Corp., Inc.	6,800	233,903
Subaru Corp.	166,000	3,405,762
Sugi Holdings Co. Ltd.	27,700	668,844
SUMCO Corp.	95,000	1,014,423
Sumitomo Bakelite Co. Ltd.	19,800	665,385
Sumitomo Chemical Co. Ltd.	393,700	1,242,534
Sumitomo Corp.	307,100	8,916,578
Sumitomo Densetsu Co. Ltd.	3,700	160,091
Sumitomo Electric Industries Ltd.	201,300	5,749,287
Sumitomo Forestry Co. Ltd.	125,400	1,495,698
Sumitomo Heavy Industries Ltd.	33,500	807,983
Sumitomo Metal Mining Co. Ltd.	68,200	2,201,370
Sumitomo Mitsui Financial Group, Inc.	1,039,600	29,396,144
Sumitomo Mitsui Trust Group, Inc.	181,700	5,289,151
Sumitomo Osaka Cement Co. Ltd.	7,800	205,451
Sumitomo Pharma Co. Ltd. (b)	48,600	563,054
Sumitomo Realty & Development Co. Ltd.	93,600	4,139,860
Sumitomo Riko Co. Ltd.	7,900	118,004
Sumitomo Rubber Industries Ltd.	52,100	634,471
Sumitomo Warehouse Co. Ltd.	10,700	225,686
Sun Corp. (a)	4,900	272,066
Sun Frontier Fudousan Co. Ltd.	5,800	91,977
Sundrug Co. Ltd.	19,000	557,965
Suntory Beverage & Food Ltd.	38,700	1,211,954
Suruga Bank Ltd.	34,300	358,363
Suzuken Co. Ltd.	19,100	752,309
Suzuki Motor Corp.	442,800	6,477,770
SWCC Corp.	9,800	515,597
Synspective, Inc. (b)	19,800	121,198
Sysmex Corp.	147,600	1,823,450
Systena Corp.	63,300	227,166
T Hasegawa Co. Ltd.	6,800	134,218

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
T&D Holdings, Inc.	136,600	$3,350,138
Tadano Ltd.	23,700	167,618
Taihei Dengyo Kaisha Ltd.	9,300	131,674
Taiheiyo Cement Corp.	31,800	827,918
Taikisha Ltd.	10,200	197,390
Taisei Corp.	46,300	3,188,347
Taiyo Holdings Co. Ltd.	10,700	585,408
Taiyo Yuden Co. Ltd. (a)	33,500	750,821
Takamatsu Construction Group Co. Ltd.	10,200	238,277
Takara Bio, Inc.	7,300	46,068
Takara Holdings, Inc.	35,500	419,577
Takara Leben Real Estate Investment Corp. REIT	247	157,380
Takara Standard Co. Ltd.	13,200	233,548
Takasago International Corp.	14,500	158,858
Takasago Thermal Engineering Co. Ltd.	23,200	646,744
Takashimaya Co. Ltd.	83,700	960,636
Takeda Pharmaceutical Co. Ltd.	448,238	13,096,435
Takeuchi Manufacturing Co. Ltd.	7,700	270,075
Takuma Co. Ltd.	13,400	203,606
Tama Home Co. Ltd.	4,400	108,745
Tamron Co. Ltd.	30,400	213,048
TBS Holdings, Inc.	7,400	281,499
TDK Corp.	547,600	7,966,406
TechMatrix Corp.	9,100	133,279
Teijin Ltd.	50,400	429,484
Terumo Corp.	375,400	6,209,853
THK Co. Ltd.	33,400	925,435
Timee, Inc. (a) (b)	7,900	79,008
TIS, Inc.	59,900	1,980,916
TKC Corp.	10,100	289,285
Toa Corp.	14,900	211,063
Toagosei Co. Ltd.	18,700	190,944
Tobu Railway Co. Ltd.	53,300	953,146
Tocalo Co. Ltd.	12,500	184,176
Toda Corp.	54,600	377,100
Toei Animation Co. Ltd.	17,800	367,607
Toei Co. Ltd. (a)	11,200	408,004
Toenec Corp.	6,000	56,797
Toho Bank Ltd. (a)	30,200	95,088
Toho Co. Ltd.	32,000	2,058,435
Toho Gas Co. Ltd. (a)	20,000	617,260
Toho Holdings Co. Ltd.	14,500	536,073
Tohoku Electric Power Co., Inc. (a)	126,500	921,651
Tokai Carbon Co. Ltd.	54,900	383,075
Tokai Corp.	2,300	34,262
TOKAI Holdings Corp.	21,100	148,729
Tokai Rika Co. Ltd.	11,200	203,016
Tokai Tokyo Financial Holdings, Inc.	41,500	165,511
Token Corp.	1,100	110,905
Tokio Marine Holdings, Inc.	517,600	21,971,320
Tokuyama Corp. (a)	17,600	437,959
Security Description	Shares	Value
Tokyo Century Corp.	40,000	$511,088
Tokyo Electric Power Co. Holdings, Inc. (b)	407,200	1,914,062
Tokyo Electron Device Ltd. (a)	4,600	92,819
Tokyo Electron Ltd.	126,200	22,525,185
Tokyo Gas Co. Ltd.	99,600	3,550,086
Tokyo Kiraboshi Financial Group, Inc.	6,500	317,771
Tokyo Metro Co. Ltd. (a)	76,900	882,331
Tokyo Ohka Kogyo Co. Ltd.	28,700	942,124
Tokyo Seimitsu Co. Ltd.	12,300	837,434
Tokyo Steel Manufacturing Co. Ltd. (a)	15,900	156,971
Tokyo Tatemono Co. Ltd.	50,600	1,016,043
Tokyotokeiba Co. Ltd.	3,400	124,088
Tokyu Construction Co. Ltd.	21,300	161,245
Tokyu Corp. (a)	164,800	2,013,063
Tokyu Fudosan Holdings Corp.	163,100	1,352,862
Tokyu REIT, Inc.	280	379,375
TOMONY Holdings, Inc.	28,300	128,963
Tomy Co. Ltd. (a)	23,900	517,859
TOPPAN Holdings, Inc.	65,300	1,677,987
Topre Corp.	7,000	110,153
Toray Industries, Inc.	384,100	2,458,542
Toridoll Holdings Corp. (a)	13,800	448,709
Tosei Corp.	5,700	134,313
Toshiba TEC Corp. (a)	9,200	188,753
Tosoh Corp.	78,200	1,159,352
Totech Corp.	5,300	113,224
Totetsu Kogyo Co. Ltd.	5,700	166,926
TOTO Ltd.	40,500	1,067,861
Towa Corp.	12,900	186,663
Towa Pharmaceutical Co. Ltd.	5,600	111,936
Toyo Construction Co. Ltd.	16,800	197,480
Toyo Seikan Group Holdings Ltd.	30,200	690,151
Toyo Suisan Kaisha Ltd.	24,100	1,725,683
Toyo Tanso Co. Ltd.	3,700	108,982
Toyo Tire Corp.	32,700	870,391
Toyobo Co. Ltd.	103,700	798,367
Toyoda Gosei Co. Ltd.	14,700	366,492
Toyota Boshoku Corp.	23,400	388,904
Toyota Industries Corp.	48,000	5,408,268
Toyota Motor Corp.	2,669,740	51,511,150
Toyota Tsusho Corp.	220,200	6,116,128
Transcosmos, Inc.	3,700	92,447
TRE Holdings Corp.	5,800	61,069
Trend Micro, Inc.	36,900	2,023,834
Tri Chemical Laboratories, Inc.	5,600	110,608
Trial Holdings, Inc. (a)	8,700	138,495
Trusco Nakayama Corp.	8,700	140,675
TS Tech Co. Ltd.	24,500	308,645
Tsubakimoto Chain Co.	17,400	253,192
Tsuburaya Fields Holdings, Inc.	23,600	361,786
Tsugami Corp.	12,500	201,781
Tsumura & Co.	15,600	382,487
Tsuruha Holdings, Inc.	49,000	785,506

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Tsurumi Manufacturing Co. Ltd.	6,600	$90,050
TV Asahi Holdings Corp.	5,000	113,586
UACJ Corp. (a)	48,800	531,006
UBE Corp. (a)	27,100	419,111
Ulvac, Inc.	13,200	576,408
U-Next Holdings Co. Ltd.	16,800	245,485
Unicharm Corp.	443,100	2,878,492
Union Tool Co.	2,400	124,481
United Super Markets Holdings, Inc.	23,700	154,700
United Urban Investment Corp. REIT	930	1,129,715
Ushio, Inc.	17,800	280,767
USS Co. Ltd.	116,400	1,337,908
UT Group Co. Ltd.	6,400	118,479
Valor Holdings Co. Ltd.	7,600	149,648
Visional, Inc. (b)	6,800	520,757
Wacoal Holdings Corp. (a)	12,700	484,661
Wacom Co. Ltd.	24,300	134,758
Wakita & Co. Ltd.	7,000	87,971
Welcia Holdings Co. Ltd.	26,500	484,477
West Holdings Corp.	5,510	73,089
West Japan Railway Co.	131,100	2,878,812
WingArc1st, Inc.	3,500	77,496
Workman Co. Ltd.	5,800	245,062
Yakult Honsha Co. Ltd. (a)	70,000	1,143,007
YAMABIKO Corp.	6,300	108,651
Yamada Holdings Co. Ltd.	150,600	494,981
Yamaguchi Financial Group, Inc.	49,400	602,929
Yamaha Corp. (a)	100,800	671,681
Yamaha Motor Co. Ltd.	261,500	1,965,433
Yamato Holdings Co. Ltd.	74,200	1,188,727
Yamato Kogyo Co. Ltd.	10,900	671,189
Yamazaki Baking Co. Ltd.	32,000	713,302
Yamazen Corp.	14,000	132,336
Yaoko Co. Ltd. (b)	5,200	339,566
Yaskawa Electric Corp.	65,200	1,393,753
Yellow Hat Ltd.	23,200	265,484
Yodogawa Steel Works Ltd.	22,000	193,506
Yokogawa Bridge Holdings Corp.	6,900	132,221
Yokogawa Electric Corp.	64,200	1,849,687
Yokohama Rubber Co. Ltd.	33,600	1,247,899
Yonex Co. Ltd.	14,000	359,278
Yoshinoya Holdings Co. Ltd.	17,700	360,748
Yuasa Trading Co. Ltd.	3,200	109,855
Yurtec Corp.	5,500	100,440
Zacros Corp.	10,800	77,663
Zenkoku Hosho Co. Ltd.	27,400	622,639
Zensho Holdings Co. Ltd. (a)	27,300	1,787,897
Zeon Corp. (a)	34,200	381,287
ZERIA Pharmaceutical Co. Ltd.	2,600	35,685
Zojirushi Corp.	9,400	103,621
ZOZO, Inc.	115,200	1,060,852
Zuken, Inc. (a)	3,500	116,244
		1,572,793,319
Security Description	Shares	Value
JERSEY — 0.0% *
JTC PLC (e)	42,009	$745,390
KUWAIT — 0.2%
Agility Global PLC	1,135,586	340,088
Agility Public Warehousing Co. KSC	402,690	197,688
Al Ahli Bank of Kuwait KSCP	294,951	278,010
Ali Alghanim Sons Automotive Co. KSCC	142,912	505,606
Arabi Group Holding KSC (b)	198,460	250,064
Boubyan Bank KSCP	385,777	892,634
Boubyan Petrochemicals Co. KSCP	96,096	197,193
Boursa Kuwait Securities Co. KPSC	53,839	603,497
Burgan Bank SAK	270,622	212,565
Commercial Real Estate Co. KSC	284,859	192,983
Gulf Bank KSCP	521,348	597,191
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	128,594
Humansoft Holding Co. KSC	24,729	201,037
Jazeera Airways Co. KSCP	15,731	71,048
Kuwait Finance House KSCP	3,014,545	7,843,441
Kuwait International Bank KSCP	253,790	221,770
Kuwait Projects Co. Holding KSCP (b)	591,156	162,904
Kuwait Real Estate Co. KSC (b)	128,656	163,373
Kuwait Telecommunications Co.	187,081	348,997
Mabanee Co. KPSC	189,893	612,157
Mezzan Holding Co. KSCC	29,758	108,202
Mobile Telecommunications Co. KSCP	473,369	797,856
National Bank of Kuwait SAKP	2,263,835	7,861,001
National Industries Group Holding SAK	492,876	451,662
National Investments Co. KSCP	53,192	47,177
National Real Estate Co. KPSC (b)	195,244	50,736
Salhia Real Estate Co. KSCP	326,767	421,359
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	364,189	184,747
Warba Bank KSCP (b)	988,895	919,150
		24,862,730
LUXEMBOURG — 0.1%
Aperam SA (a)	11,706	379,901
ArcelorMittal SA	132,806	4,771,918
CVC Capital Partners PLC (e)	55,397	964,656
Eurofins Scientific SE	33,516	2,432,976
Reinet Investments SCA	43,368	1,269,430
RTL Group SA	10,497	431,072
SES SA	96,430	734,784
		10,984,737

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	658,000	$3,626,425
Sands China Ltd.	638,000	1,779,420
SJM Holdings Ltd. (b)	521,249	222,424
Wynn Macau Ltd.	355,200	329,616
		5,957,885
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	234,482	243,480
AMMB Holdings Bhd.	937,800	1,259,016
Axiata Group Bhd.	730,611	465,258
Axis Real Estate Investment Trust	601,686	293,087
Bank Islam Malaysia Bhd.	65,900	35,859
Bumi Armada Bhd.	2,298,900	191,188
Bursa Malaysia Bhd.	132,900	253,579
Carlsberg Brewery Malaysia Bhd. Class B	27,200	106,383
CelcomDigi Bhd.	1,322,300	1,162,531
Chin Hin Group Bhd. (b)	248,000	129,642
CIMB Group Holdings Bhd.	2,400,560	4,186,791
CTOS Digital Bhd.	342,900	76,182
Dialog Group Bhd.	889,900	399,646
Eco World Development Group Bhd.	345,800	179,946
Fraser & Neave Holdings Bhd.	40,800	264,083
Frontken Corp. Bhd.	400,350	394,785
Gamuda Bhd.	1,231,885	1,618,706
Genting Bhd.	683,000	473,888
Genting Malaysia Bhd.	968,600	483,322
Greatech Technology Bhd. (b)	76,600	38,769
Hartalega Holdings Bhd.	334,300	92,938
Heineken Malaysia Bhd.	28,800	145,762
Hong Leong Bank Bhd.	183,932	896,824
IGB Real Estate Investment Trust	356,900	235,757
IHH Healthcare Bhd.	518,100	929,465
IJM Corp. Bhd.	1,498,600	1,004,171
Inari Amertron Bhd.	1,040,400	511,733
IOI Corp. Bhd.	696,600	653,812
IOI Properties Group Bhd.	371,500	184,492
ITMAX SYSTEM Bhd.	183,300	195,561
Kossan Rubber Industries Bhd.	400,400	112,266
KPJ Healthcare Bhd.	431,700	282,090
Kuala Lumpur Kepong Bhd.	118,976	582,370
Mah Sing Group Bhd.	274,800	72,479
Malakoff Corp. Bhd.	123,000	30,688
Malayan Banking Bhd.	1,430,965	3,369,577
Malaysian Pacific Industries Bhd.	23,900	163,100
Maxis Bhd.	577,200	496,487
MBSB Bhd.	371,600	64,899
Mega First Corp. Bhd.	55,600	50,203
MISC Bhd.	393,200	682,039
Mr. DIY Group M Bhd. (e)	821,400	320,089
Nationgate Holdings Bhd.	482,500	139,872
Nestle Malaysia Bhd.	19,800	452,692
Security Description	Shares	Value
Pavilion Real Estate Investment Trust	1,009,000	$436,350
Petronas Chemicals Group Bhd.	877,000	881,480
Petronas Dagangan Bhd.	120,900	659,011
Petronas Gas Bhd.	233,200	1,025,116
PPB Group Bhd.	148,480	359,866
Press Metal Aluminium Holdings Bhd.	1,285,600	1,805,369
Public Bank Bhd.	4,393,200	4,520,032
QL Resources Bhd.	418,125	431,190
RHB Bank Bhd.	512,995	804,507
Sam Engineering & Equipment M Bhd.	105,400	96,171
Scientex Bhd.	136,600	117,174
SD Guthrie Bhd.	631,643	783,456
Sime Darby Bhd.	671,935	364,028
Sime Darby Property Bhd.	527,135	184,125
SP Setia Bhd. Group	891,014	218,069
Sunway Bhd.	856,200	1,149,466
Sunway Construction Group Bhd.	324,800	466,922
Sunway Real Estate Investment Trust	449,800	224,446
Supermax Corp. Bhd. (b)	480,326	51,360
Syarikat Takaful Malaysia Keluarga Bhd.	38,589	28,241
Tanco Holdings Bhd. (b)	464,800	99,399
Telekom Malaysia Bhd.	303,486	510,557
Tenaga Nasional Bhd.	764,500	2,401,495
TIME dotCom Bhd.	205,200	248,668
Top Glove Corp. Bhd. (b)	1,121,000	154,492
UEM Sunrise Bhd.	250,000	45,147
Unisem M Bhd.	150,000	100,511
United Plantations Bhd.	50,550	276,022
ViTrox Corp. Bhd.	141,200	125,817
VS Industry Bhd.	447,552	62,743
Yinson Holdings Bhd.	199,636	114,796
YTL Corp. Bhd.	746,100	492,850
YTL Power International Bhd.	822,200	822,493
Zetrix Ai Bhd.	1,127,541	227,732
		44,214,608
MEXICO — 0.6%
Alfa SAB de CV Class A (a)	853,363	683,342
Alpek SAB de CV (a) (b)	365,000	197,905
Alsea SAB de CV (b)	110,500	366,897
America Movil SAB de CV	5,150,300	5,385,586
Arca Continental SAB de CV (a)	156,600	1,640,275
Banco del Bajio SA (a) (e)	300,500	755,983
Bolsa Mexicana de Valores SAB de CV	119,400	249,253
Cemex SAB de CV (a)	4,123,964	3,689,241
Coca-Cola Femsa SAB de CV	157,895	1,308,722
Concentradora Fibra Danhos SA de CV REIT	88,800	136,597
Controladora Alpek SAB de CV (a) (b)	853,363	141,044

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	465,900	$333,176
Corp. Inmobiliaria Vesta SAB de CV	203,400	575,167
FIBRA Macquarie Mexico REIT (e)	198,886	340,436
Fibra Uno Administracion SA de CV REIT	847,700	1,248,025
Fomento Economico Mexicano SAB de CV (a)	474,400	4,673,225
Fresnillo PLC	57,668	1,832,199
Genomma Lab Internacional SAB de CV Class B (a)	262,900	275,914
Gentera SAB de CV	278,600	721,708
Gruma SAB de CV Class B	54,635	1,013,217
Grupo Aeroportuario del Centro Norte SAB de CV (a)	90,454	1,169,278
Grupo Aeroportuario del Pacifico SAB de CV Class B	104,325	2,463,510
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	44,240	1,427,191
Grupo Bimbo SAB de CV (a)	367,300	1,303,106
Grupo Carso SAB de CV (a)	177,210	1,264,080
Grupo Comercial Chedraui SA de CV (a)	56,500	447,254
Grupo Financiero Banorte SAB de CV Class O	707,100	7,115,549
Grupo Financiero Inbursa SAB de CV Class O (a)	572,300	1,572,128
Grupo Mexico SAB de CV (a)	842,200	7,337,580
Grupo Televisa SAB (a)	583,400	314,096
Industrias Penoles SAB de CV (a) (b)	55,120	2,460,969
Kimberly-Clark de Mexico SAB de CV Class A (a)	468,000	988,972
La Comer SAB de CV	128,912	301,738
Megacable Holdings SAB de CV	186,600	600,744
Operadora De Sites Mexicanos SAB de CV Class A-1	281,200	264,442
Orbia Advance Corp. SAB de CV (a)	234,557	226,592
Prologis Property Mexico SA de CV REIT	302,957	1,239,095
Promotora y Operadora de Infraestructura SAB de CV	43,590	594,056
Qualitas Controladora SAB de CV (a)	45,500	415,599
Regional SAB de CV	59,300	533,304
Southern Copper Corp.	24,304	2,949,534
Wal-Mart de Mexico SAB de CV (a)	1,409,800	4,350,328
		64,907,057
NETHERLANDS — 2.4%
Aalberts NV	26,298	865,204
ABN AMRO Bank NV Dutch Certificate (e)	165,698	5,305,442
Security Description	Shares	Value
Adyen NV (b) (e)	7,096	$11,381,095
Aegon Ltd.	355,705	2,855,457
Akzo Nobel NV	48,342	3,442,191
AMG Critical Materials NV	8,447	284,655
Arcadis NV	19,083	961,926
Argenx SE (b)	17,241	12,503,343
ASM International NV	13,202	7,923,707
ASML Holding NV	111,616	108,604,300
ASR Nederland NV	41,873	2,842,820
Basic-Fit NV (a) (b) (e)	13,055	396,989
BE Semiconductor Industries NV (a)	22,969	3,423,500
Brunel International NV (a)	7,083	67,579
Corbion NV	12,908	248,434
Eurocommercial Properties NV REIT	12,308	385,410
Euronext NV (e)	21,683	3,245,836
EXOR NV	26,511	2,591,715
Flow Traders Ltd. (b)	8,122	243,546
Fugro NV (a)	29,941	319,616
Havas NV	199,610	367,175
Heineken Holding NV	36,688	2,515,375
Heineken NV	81,133	6,331,902
IMCD NV	16,731	1,729,985
ING Groep NV	851,204	22,078,631
JDE Peet's NV	45,229	1,658,095
Koninklijke Ahold Delhaize NV	255,747	10,352,317
Koninklijke BAM Groep NV	74,064	699,247
Koninklijke Heijmans NV Dutch Certificate (a)	6,327	440,106
Koninklijke KPN NV	1,100,802	5,286,298
Koninklijke Philips NV	217,013	5,874,975
Koninklijke Vopak NV	15,566	714,043
NN Group NV	74,320	5,230,826
OCI NV (b)	26,058	120,635
Pharming Group NV (b)	152,999	223,459
Pharvaris NV (b)	3,300	82,335
PostNL NV (a)	117,309	144,041
Randstad NV (a)	28,676	1,218,723
Redcare Pharmacy NV (b) (e)	4,128	357,232
SBM Offshore NV	38,120	974,652
Sligro Food Group NV	9,778	121,325
TKH Group NV Dutch Certificate (a)	10,573	456,183
TomTom NV (b)	14,221	89,564
Universal Music Group NV	310,012	8,946,324
Van Lanschot Kempen NV Dutch Certificate	7,795	464,368
Wereldhave NV REIT	8,129	181,671
Wolters Kluwer NV	67,193	9,170,247
		253,722,499
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	679,148	234,637
Auckland International Airport Ltd.	554,875	2,538,843
Contact Energy Ltd.	219,982	1,162,366

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Fisher & Paykel Healthcare Corp. Ltd.	166,731	$3,586,898
Fletcher Building Ltd. (b)	409,720	801,736
Goodman Property Trust REIT	225,549	278,955
Infratil Ltd.	263,122	1,886,855
Kiwi Property Group Ltd. REIT	293,871	180,021
Mercury NZ Ltd.	220,955	857,027
Meridian Energy Ltd.	386,236	1,249,172
Ryman Healthcare Ltd. (a) (b)	189,506	284,995
Spark New Zealand Ltd.	472,851	647,964
Xero Ltd. (b)	46,676	4,872,185
		18,581,654
NIGERIA — 0.0% *
Airtel Africa PLC (e)	222,056	729,421
NORWAY — 0.5%
Aker ASA Class A	5,939	466,058
Aker BP ASA	83,651	2,121,917
Aker Solutions ASA	78,663	235,883
Austevoll Seafood ASA	24,300	231,364
AutoStore Holdings Ltd. (b) (e)	316,776	289,225
Bluenord ASA	6,296	285,212
BW Offshore Ltd.	28,194	104,126
DNB Bank ASA	249,755	6,795,935
DNO ASA	116,876	179,804
DOF Group ASA	39,363	387,207
Elkem ASA (e)	76,651	202,041
Elopak ASA	35,535	163,469
Entra ASA (b) (e)	14,424	172,028
Equinor ASA	230,948	5,633,781
Europris ASA (e)	43,267	438,836
Frontline PLC	39,003	891,247
Gjensidige Forsikring ASA	52,942	1,552,530
Grieg Seafood ASA (b)	13,773	91,518
Hoegh Autoliners ASA	28,308	303,570
Kitron ASA	48,587	283,892
Kongsberg Gruppen ASA	122,425	3,913,433
Leroy Seafood Group ASA	69,854	344,866
LINK Mobility Group Holding ASA (b)	100,000	297,160
Mowi ASA	144,133	3,045,084
MPC Container Ships ASA	99,639	164,570
Norbit ASA	11,552	213,261
Norconsult Norge AS	26,234	124,889
Nordic Semiconductor ASA (b)	48,480	742,423
Norsk Hydro ASA	372,265	2,522,111
Norwegian Air Shuttle ASA	205,409	327,430
Odfjell Drilling Ltd.	25,322	196,936
Odfjell SE Class A	11,750	144,611
Orkla ASA	202,565	2,115,424
Protector Forsikring ASA	15,594	767,369
Salmar ASA	17,428	930,979
SpareBank 1 Nord Norge	25,407	358,017
Sparebank 1 Oestlandet	12,667	238,974
SpareBank 1 SMN	34,263	665,014
SpareBank 1 Sor-Norge ASA	54,663	974,071
Security Description	Shares	Value
Stolt-Nielsen Ltd.	6,169	$212,377
Storebrand ASA	137,729	2,100,899
Telenor ASA	184,973	3,066,261
TGS ASA	51,813	383,750
TOMRA Systems ASA	59,145	883,221
Vend Marketplaces ASA Class A	21,304	757,548
Vend Marketplaces ASA Class B	28,377	953,882
Wallenius Wilhelmsen ASA	37,434	332,778
Wilh Wilhelmsen Holding ASA Class A	3,283	166,489
		47,773,470
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	47,800	1,162,974
Credicorp Ltd.	18,400	4,899,552
Hochschild Mining PLC	88,519	423,526
Intercorp Financial Services, Inc.	9,200	371,128
		6,857,180
PHILIPPINES — 0.1%
Aboitiz Equity Ventures, Inc.	290,900	148,949
Alliance Global Group, Inc.	450,900	58,880
AREIT, Inc.	282,100	208,182
Ayala Corp.	59,470	493,335
Ayala Land, Inc.	1,649,200	690,000
Bank of the Philippine Islands	741,210	1,464,590
BDO Unibank, Inc.	700,413	1,599,397
Century Pacific Food, Inc.	641,200	414,797
Converge Information & Communications Technology Solutions, Inc.	546,900	117,649
DigiPlus Interactive Corp.	347,900	150,936
DMCI Holdings, Inc.	571,200	110,903
GT Capital Holdings, Inc.	21,337	210,987
International Container Terminal Services, Inc.	274,690	2,225,839
JG Summit Holdings, Inc.	515,090	203,558
Jollibee Foods Corp.	127,680	469,476
LT Group, Inc.	314,800	82,432
Manila Electric Co.	63,940	582,272
Manila Water Co., Inc.	223,300	146,948
Megaworld Corp.	1,365,000	46,673
Metropolitan Bank & Trust Co.	429,496	501,817
PLDT, Inc.	20,290	383,488
Puregold Price Club, Inc.	338,780	244,480
Robinsons Land Corp.	375,144	96,171
Robinsons Retail Holdings, Inc.	77,600	47,133
Semirara Mining & Power Corp.	150,000	90,722
SM Investments Corp.	58,325	736,579
SM Prime Holdings, Inc.	2,798,600	1,079,529
Synergy Grid & Development Phils, Inc.	202,800	53,313
Universal Robina Corp.	280,030	341,136
		13,000,171
POLAND — 0.3%
Alior Bank SA	22,775	644,105

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Allegro.eu SA (b) (e)	171,435	$1,682,051
Asseco Poland SA	16,630	918,630
Auto Partner SA	20,329	103,554
Bank Handlowy w Warszawie SA	10,908	313,302
Bank Millennium SA (b)	139,551	555,458
Bank Polska Kasa Opieki SA	48,765	2,348,290
Benefit Systems SA (b)	1,887	1,578,633
Budimex SA (a)	4,169	585,155
CCC SA (a) (b)	15,574	780,020
CD Projekt SA	17,445	1,300,735
Cyfrowy Polsat SA (b)	52,228	200,398
Diagnostyka SA	6,125	321,120
Dino Polska SA (b) (e)	137,150	1,653,958
Enea SA	55,046	267,958
Grupa Azoty SA (a) (b)	49,998	252,343
Grupa Kety SA	3,269	831,701
InPost SA (b)	70,886	870,391
Jastrzebska Spolka Weglowa SA (a) (b)	14,458	90,625
KGHM Polska Miedz SA (b)	41,789	1,843,031
KRUK SA (a)	3,866	488,065
LPP SA	312	1,520,504
mBank SA (b)	4,896	1,214,604
Orange Polska SA	136,372	329,592
ORLEN SA	158,755	3,786,122
PGE Polska Grupa Energetyczna SA (b)	203,171	601,474
Powszechna Kasa Oszczednosci Bank Polski SA	241,206	4,686,026
Powszechny Zaklad Ubezpieczen SA	159,785	2,394,232
Santander Bank Polska SA	12,176	1,586,839
Tauron Polska Energia SA (b)	320,278	803,024
XTB SA (a) (e)	27,082	535,989
Zabka Group SA (a) (b)	93,275	602,919
		35,690,848
PORTUGAL — 0.1%
Altri SGPS SA (a)	11,642	68,534
Banco Comercial Portugues SA Class R	2,353,663	2,083,015
Corticeira Amorim SGPS SA	17,838	150,909
CTT-Correios de Portugal SA	16,915	144,095
EDP SA	910,924	4,320,944
Galp Energia SGPS SA	112,655	2,131,151
Jeronimo Martins SGPS SA	78,507	1,909,486
Mota-Engil SGPS SA (a)	18,415	110,352
Navigator Co. SA (a)	56,434	216,966
NOS SGPS SA	58,370	266,795
REN - Redes Energeticas Nacionais SGPS SA	101,023	363,228
Semapa-Sociedade de Investimento e Gestao	5,579	119,700
Sonae SGPS SA	327,287	514,544
		12,399,719
Security Description	Shares	Value
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	72,377	$292,808
Al Rayan Bank	1,789,683	1,169,856
Baladna (b)	290,455	131,626
Barwa Real Estate Co.	488,520	358,105
Commercial Bank PSQC	854,806	1,077,840
Doha Bank QPSC	624,132	436,430
Dukhan Bank	467,458	455,261
Estithmar Holding QPSC (b)	319,474	381,596
Gulf International Services QSC	825,246	713,959
Gulf Warehousing Co.	42,346	32,042
Industries Qatar QSC	396,374	1,360,801
Mesaieed Petrochemical Holding Co.	1,679,516	598,740
Ooredoo QPSC	224,764	843,868
Qatar Aluminum Manufacturing Co.	766,785	312,105
Qatar Electricity & Water Co. QSC	119,929	523,392
Qatar Fuel QSC	158,861	657,958
Qatar Gas Transport Co. Ltd.	714,376	902,535
Qatar International Islamic Bank QSC	268,177	799,154
Qatar Islamic Bank QPSC	473,189	3,106,074
Qatar National Bank QPSC	1,293,305	6,599,727
Qatar Navigation QSC	255,603	793,275
United Development Co. QSC	1,537,116	421,746
Vodafone Qatar PQSC	302,258	203,387
		22,172,285
ROMANIA — 0.0% *
NEPI Rockcastle NV	191,012	1,531,085
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (b) (c)	2,707,900	—
Gazprom PJSC (b) (c)	1,561,848	—
GMK Norilskiy Nickel PAO (b) (c) (d)	950,300	—
Inter RAO UES PJSC (b) (c)	5,356,000	—
LUKOIL PJSC (b) (c)	54,554	—
Mobile TeleSystems PJSC (b) (c)	31,200	—
Mobile TeleSystems PJSC ADR (b) (c)	53,100	—
Moscow Exchange MICEX-RTS PJSC (b) (c)	191,435	—
Novatek PJSC GDR (b) (c)	286	—
Novolipetsk Steel PJSC (b) (c)	224,930	—
PhosAgro PJSC (b) (c)	135	—
PhosAgro PJSC GDR (b) (c)	20,976	—
Polyus PJSC (b) (c)	44,920	—
Polyus PJSC GDR (b) (c)	1,062	—
Rosneft Oil Co. PJSC (b) (c)	169,478	—
Rostelecom PJSC (b) (c)	100,000	—
Sberbank of Russia PJSC (b) (c)	1,586,024	—
Severstal PAO (b) (c)	31,441	—

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sistema PJSFC GDR (b) (c)	40,100	$—
Surgutneftegas PAO (b) (c)	888,900	—
Surgutneftegas PAO Preference Shares (b) (c)	802,100	—
Tatneft PJSC (c)	187,335	—
TCS Group Holding PLC GDR (b) (c)	1,787	—
VK IPJSC GDR (b) (c)	17,475	—
VTB Bank PJSC (b) (c)	87,478	—
		—
SAUDI ARABIA — 1.0%
Abdullah Al Othaim Markets Co.	90,217	186,439
ACWA Power Co. (b)	41,395	2,363,253
Ades Holding Co.	83,356	362,079
Advanced Petrochemical Co. (b)	32,252	304,959
Al Babtain Power & Telecommunication Co.	8,541	131,638
Al Hammadi Holding	27,000	247,811
Al Majed for Oud Co.	8,019	260,443
Al Masane Al Kobra Mining Co.	10,480	205,397
Al Moammar Information Systems Co.	3,626	133,236
Al Rajhi Bank	546,075	15,609,632
Al Rajhi Co. for Co-operative Insurance (b)	10,522	340,334
Al Rajhi REIT	104,183	231,413
Al-Dawaa Medical Services Co.	6,646	117,495
Aldrees Petroleum & Transport Services Co.	16,050	536,255
Alinma Bank	332,400	2,375,425
AlKhorayef Water & Power Technologies Co.	5,225	195,196
Almarai Co. JSC	143,043	1,918,581
Almoosa Health Co.	4,642	208,074
Almunajem Foods Co.	3,218	52,300
AlSaif Stores For Development & Investment Co. (b)	120,285	215,219
Alujain Corp.	7,396	70,643
Arab National Bank	265,578	1,749,889
Arabian Cement Co.	9,227	54,178
Arabian Centres Co. (e)	99,383	600,506
Arabian Contracting Services Co. (b)	5,247	140,892
Arabian Internet & Communications Services Co.	6,542	449,019
Arriyadh Development Co.	18,294	144,100
Astra Industrial Group Co.	8,946	331,581
Ataa Educational Co.	3,559	62,208
Bank AlBilad	209,305	1,609,609
Bank Al-Jazira (b)	171,121	584,975
Banque Saudi Fransi	339,876	1,617,724
Bawan Co. (b)	4,389	69,167
BinDawood Holding Co.	145,480	219,178
Bupa Arabia for Cooperative Insurance Co.	22,487	988,776
Catrion Catering Holding Co.	14,877	394,517
Security Description	Shares	Value
City Cement Co.	6,348	$26,677
Co. for Cooperative Insurance	20,034	726,528
Dallah Healthcare Co.	9,649	387,741
Dar Al Arkan Real Estate Development Co. (b)	184,842	982,814
Dr. Sulaiman Al Habib Medical Services Group Co.	22,915	1,649,792
East Pipes Integrated Co. for Industry	3,815	130,924
Eastern Province Cement Co.	9,470	68,180
Electrical Industries Co.	137,268	400,435
Elm Co.	6,542	1,562,146
Emaar Economic City (b)	34,564	128,110
Etihad Atheeb Telecommunication Co.	4,723	140,675
Etihad Etisalat Co.	108,708	1,958,089
Fawaz Abdulaziz Al Hokair & Co. (b)	42,736	323,637
First Milling Co.	5,996	85,059
Jabal Omar Development Co. (b)	177,638	917,984
Jadwa REIT Saudi Fund	30,786	90,137
Jahez International Co. (b)	26,656	157,155
Jamjoom Pharmaceuticals Factory Co.	6,072	255,172
Jarir Marketing Co.	160,269	596,169
Leejam Sports Co. JSC	5,409	206,252
Maharah Human Resources Co.	79,610	101,259
Makkah Construction & Development Co.	32,047	762,251
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	13,889	63,812
Miahona	13,159	87,196
Middle East Healthcare Co.	11,802	180,010
Middle East Paper Co. (b)	18,521	136,406
Middle East Pharmaceutical Co.	2,755	92,122
Mobile Telecommunications Co. Saudi Arabia	120,032	357,196
Mouwasat Medical Services Co.	71,675	1,407,622
Nahdi Medical Co.	8,502	269,782
National Agriculture Development Co. (b)	61,702	358,840
National Co. for Learning & Education	2,895	122,664
National Gas & Industrialization Co.	10,017	220,362
National Industrialization Co. (b)	89,787	268,389
National Medical Care Co.	5,781	271,770
Nice One Beauty Digital Marketing Co. (b)	23,894	157,692
Perfect Presentation For Commercial Services Co. (b)	16,920	50,081
Power & Water Utility Co. for Jubail & Yanbu (b)	40,000	421,524
Qassim Cement Co.	14,766	169,544
Rasan Information Technology Co. (b)	10,842	296,043

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Retal Urban Development Co.	89,148	$285,021
Riyad Bank	395,437	2,868,083
Riyadh Cement Co.	24,741	188,285
SABIC Agri-Nutrients Co.	65,318	2,076,131
Sahara International Petrochemical Co.	91,006	495,046
SAL Saudi Logistics Services	12,578	607,066
Saudi Arabian Mining Co. (b)	382,831	6,533,301
Saudi Arabian Oil Co. (e)	1,723,078	11,311,978
Saudi Aramco Base Oil Co.	13,799	328,031
Saudi Automotive Services Co. (b)	6,941	104,295
Saudi Awwal Bank	274,433	2,347,558
Saudi Basic Industries Corp.	260,386	4,273,574
Saudi Cement Co.	14,485	156,970
Saudi Ceramic Co.	8,760	74,982
Saudi Chemical Co. Holding	167,160	323,159
Saudi Electricity Co.	225,813	914,644
Saudi Ground Services Co.	32,328	401,363
Saudi Industrial Investment Group	78,693	402,047
Saudi Investment Bank	159,833	607,759
Saudi Kayan Petrochemical Co. (b)	167,662	252,597
Saudi National Bank	814,076	8,505,012
Saudi Paper Manufacturing Co. (b)	7,734	118,169
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	10,157	79,356
Saudi Public Transport Co. (b)	16,546	59,474
Saudi Real Estate Co. (b)	41,287	174,497
Saudi Reinsurance Co. (b)	9,582	125,811
Saudi Research & Media Group (b)	10,151	493,989
Saudi Steel Pipe Co.	6,939	98,621
Saudi Tadawul Group Holding Co.	11,748	645,322
Saudi Telecom Co.	579,720	6,814,052
Saudia Dairy & Foodstuff Co.	3,420	246,227
Savola Group (b)	41,597	275,080
Seera Group Holding (b)	40,067	309,835
Southern Province Cement Co.	12,949	93,987
Sumou Real Estate Co.	11,179	119,952
Sustained Infrastructure Holding Co.	8,180	71,980
Taiba Investments Co.	55,272	611,349
Theeb Rent A Car Co.	7,227	125,743
United Electronics Co.	10,685	255,429
United International Transportation Co.	10,440	205,866
Walaa Cooperative Insurance Co. (b)	17,036	55,421
Yamama Cement Co.	20,429	172,902
Yanbu Cement Co.	15,788	72,410
Security Description	Shares	Value
Yanbu National Petrochemical Co.	80,910	$753,825
		106,706,581
SINGAPORE — 1.1%
AIMS APAC REIT	112,100	118,256
BW LPG Ltd. (e)	25,458	364,094
CapitaLand Ascendas REIT	1,112,574	2,407,758
CapitaLand Ascott Trust REIT	759,785	548,092
CapitaLand China Trust REIT (a)	303,800	186,163
Capitaland India Trust	200,300	186,441
CapitaLand Integrated Commercial Trust REIT	1,714,588	3,045,615
CapitaLand Investment Ltd.	665,300	1,388,192
CDL Hospitality Trusts REIT (a)	187,168	116,871
Centurion Corp. Ltd. (a)	59,700	69,462
City Developments Ltd.	132,400	710,679
ComfortDelGro Corp. Ltd.	577,400	649,418
DBS Group Holdings Ltd.	599,554	23,787,765
Digital Core REIT Management Pte. Ltd.	214,600	101,935
ESR-REIT	152,742	331,739
Far East Hospitality Trust REIT (a)	140,900	66,122
Food Empire Holdings Ltd.	54,700	105,225
Frasers Centrepoint Trust REIT	357,191	642,789
Frasers Logistics & Commercial Trust REIT (a)	803,439	592,047
Genting Singapore Ltd.	1,725,400	983,687
Grab Holdings Ltd. Class A (b)	672,800	4,050,256
Hafnia Ltd.	87,657	528,166
Hong Fok Corp. Ltd. (a)	61,000	37,853
iFAST Corp. Ltd.	43,200	297,226
Kenon Holdings Ltd.	5,301	237,971
Keppel DC REIT (a)	500,544	927,940
Keppel Infrastructure Trust	1,210,375	436,569
Keppel Ltd.	526,600	3,643,556
Keppel REIT	771,860	604,699
Lendlease Global Commercial REIT (a)	486,627	235,915
Mapletree Industrial Trust REIT	568,950	940,012
Mapletree Logistics Trust REIT (a)	943,147	914,469
Mapletree Pan Asia Commercial Trust REIT (a)	646,168	716,739
Netlink NBN Trust	931,400	686,340
Olam Group Ltd.	198,325	152,297
Oversea-Chinese Banking Corp. Ltd.	953,911	12,164,363
Parkway Life Real Estate Investment Trust	153,900	491,831
Raffles Medical Group Ltd.	240,976	183,181
Riverstone Holdings Ltd. (a)	100,800	55,904
SATS Ltd.	279,636	735,313
Sea Ltd. ADR (b)	107,800	19,267,094
Seatrium Ltd.	644,625	1,185,046
Sembcorp Industries Ltd. (a)	254,000	1,186,069

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sheng Siong Group Ltd.	192,300	$310,258
SIA Engineering Co. Ltd.	80,800	221,868
Singapore Airlines Ltd. (a)	489,000	2,473,069
Singapore Exchange Ltd.	243,100	3,117,005
Singapore Post Ltd. (a)	357,000	116,305
Singapore Technologies Engineering Ltd.	442,700	2,956,599
Singapore Telecommunications Ltd.	2,093,600	6,706,925
Starhill Global REIT	397,437	174,179
StarHub Ltd. (a)	126,800	111,142
STMicroelectronics NV	191,708	5,372,376
Stoneweg Europe Stapled Trust REIT	89,560	159,954
Suntec Real Estate Investment Trust	655,000	650,326
UMS Integration Ltd. (a)	161,000	173,588
United Overseas Bank Ltd.	355,293	9,529,966
UOL Group Ltd.	123,833	750,183
Venture Corp. Ltd.	78,000	843,407
Yangzijiang Financial Holding Ltd.	587,200	546,572
		120,294,881
SOUTH AFRICA — 1.1%
Absa Group Ltd.	225,958	2,371,757
AECI Ltd.	27,750	156,246
African Rainbow Minerals Ltd. (a)	57,599	619,342
Anglo American PLC	315,277	11,820,702
Aspen Pharmacare Holdings Ltd. (b)	106,536	598,244
AVI Ltd.	85,323	489,213
Barloworld Ltd.	32,805	224,373
Bid Corp. Ltd.	103,340	2,589,116
Bidvest Group Ltd. (a)	91,702	1,125,884
Boxer Retail Ltd. (a) (b)	75,047	300,841
Capitec Bank Holdings Ltd.	24,677	4,969,013
Clicks Group Ltd.	61,547	1,257,303
Coronation Fund Managers Ltd.	44,887	115,805
DataTec Ltd.	69,175	240,814
Dis-Chem Pharmacies Ltd. (a) (e)	111,613	211,808
Discovery Ltd.	142,412	1,626,151
DRDGOLD Ltd.	195,857	546,390
E Media Holdings Ltd.	71,640	7,474
Equites Property Fund Ltd. REIT	159,974	148,917
Exxaro Resources Ltd. (a)	57,692	602,518
FirstRand Ltd.	1,375,799	6,192,989
Fortress Real Estate Investments Ltd. Class B	251,245	335,964
Foschini Group Ltd.	93,551	591,645
Gold Fields Ltd.	247,652	10,465,764
Grindrod Ltd.	139,992	121,958
Growthpoint Properties Ltd. REIT	731,511	624,556
Harmony Gold Mining Co. Ltd.	161,229	2,942,447
Security Description	Shares	Value
Hosken Consolidated Investments Ltd.	23,694	$169,528
Hyprop Investments Ltd. REIT	107,036	289,979
Impala Platinum Holdings Ltd.	239,231	3,058,246
Investec Ltd.	59,188	439,540
JSE Ltd.	20,858	154,121
Life Healthcare Group Holdings Ltd.	346,213	232,581
Momentum Group Ltd.	280,914	533,904
Motus Holdings Ltd. (a)	47,936	288,964
Mr. Price Group Ltd.	60,589	715,373
MTN Group Ltd.	501,082	4,211,383
MultiChoice Group (b)	79,925	580,148
Naspers Ltd. Class N	44,006	15,953,830
Nedbank Group Ltd.	121,672	1,505,693
Netcare Ltd.	364,842	300,290
Ninety One Ltd.	225,109	593,288
Northam Platinum Holdings Ltd.	112,636	1,834,558
Old Mutual Ltd. (d)	851,334	658,763
Old Mutual Ltd. (a) (d)	315,585	240,469
Omnia Holdings Ltd.	27,807	115,370
OUTsurance Group Ltd.	238,793	992,405
Pan African Resources PLC	686,312	809,378
Pepkor Holdings Ltd. (e)	1,327,252	1,870,193
Pick n Pay Stores Ltd. (a) (b)	90,211	132,761
Redefine Properties Ltd. REIT	1,546,663	445,554
Remgro Ltd.	170,733	1,659,878
Resilient REIT Ltd. (a)	55,944	207,725
Reunert Ltd.	47,667	148,700
Sanlam Ltd.	555,318	2,690,568
Santam Ltd.	7,575	165,915
Sappi Ltd.	130,549	174,948
Sasol Ltd. (b)	216,858	1,350,735
Scatec ASA (b) (e)	35,708	351,612
Shoprite Holdings Ltd. (a)	145,257	2,307,020
Sibanye Stillwater Ltd. (a) (b)	780,539	2,229,982
SPAR Group Ltd. (b)	38,271	218,723
Standard Bank Group Ltd.	371,469	5,089,787
Telkom SA SOC Ltd.	39,144	116,099
Thungela Resources Ltd.	37,800	191,733
Tiger Brands Ltd. (a)	36,103	646,119
Truworths International Ltd.	86,745	275,030
Valterra Platinum Ltd. (d)	36,301	2,599,343
Valterra Platinum Ltd. (d)	39,142	2,792,831
Vodacom Group Ltd.	170,332	1,315,957
Vukile Property Fund Ltd. REIT	254,072	305,431
We Buy Cars Holdings Ltd.	113,134	363,157
Wilson Bayly Holmes-Ovcon Ltd.	22,889	199,404
Woolworths Holdings Ltd.	258,705	754,110
		113,578,360
SOUTH KOREA — 3.4%
ABLBio, Inc. (b)	12,226	805,162
Advanced Nano Products Co. Ltd.	2,134	68,900
Alteogen, Inc. (b)	12,510	4,083,661
Amorepacific Corp.	11,041	962,414

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Amorepacific Holdings Corp.	27,383	$520,122
APR Corp.	7,821	1,393,571
Asiana Airlines, Inc. (b)	24,352	160,895
BGF retail Co. Ltd.	1,557	119,850
BHI Co. Ltd. (b)	7,424	249,751
Binggrae Co. Ltd.	4,015	214,622
BNK Financial Group, Inc.	60,750	631,726
Boryung	3,324	20,659
Cafe24 Corp. (b)	5,781	170,581
Caregen Co. Ltd.	6,390	284,648
Celltrion Pharm, Inc. (b)	4,245	161,867
Celltrion, Inc.	45,534	5,627,451
Chabiotech Co. Ltd. (b)	25,630	202,402
Cheil Worldwide, Inc.	15,138	219,024
Chong Kun Dang Pharmaceutical Corp.	2,389	139,793
CJ CGV Co. Ltd. (b)	23,500	82,071
CJ CheilJedang Corp.	1,788	293,741
CJ Corp.	3,512	459,322
CJ ENM Co. Ltd. (b)	1,582	80,168
CJ Logistics Corp.	1,971	118,284
Classys, Inc.	7,582	272,899
Cosmax, Inc.	3,323	508,024
CosmoAM&T Co. Ltd. (b)	5,225	144,306
Coway Co. Ltd.	14,121	991,353
CS Wind Corp.	5,047	150,721
D&D PharmaTech, Inc. (b)	2,757	394,966
Daeduck Electronics Co. Ltd.	8,563	172,413
Daejoo Electronic Materials Co. Ltd.	2,655	124,892
Daesang Corp.	4,987	78,197
Daewoo Engineering & Construction Co. Ltd. (b)	52,482	133,912
Daewoong Co. Ltd.	2,154	33,698
Daewoong Pharmaceutical Co. Ltd.	1,213	115,849
Daishin Securities Co. Ltd.	29,380	552,818
Daishin Securities Co. Ltd. Preference Shares	5,975	87,301
Daou Technology, Inc.	6,450	168,715
DB HiTek Co. Ltd.	7,593	307,389
DB Insurance Co. Ltd.	11,291	1,114,574
Delivery Hero SE (b) (e)	55,950	1,604,744
Dentium Co. Ltd.	2,224	88,925
DI Dong Il Corp.	3,366	48,941
DL E&C Co. Ltd.	6,686	199,667
DL Holdings Co. Ltd.	2,132	53,412
DN Automotive Corp.	2,270	36,969
Dongjin Semichem Co. Ltd.	7,712	226,185
DongKook Pharmaceutical Co. Ltd.	4,240	57,055
Dongsuh Cos., Inc.	7,745	148,491
Doosan Bobcat, Inc.	12,723	503,280
Doosan Co. Ltd.	2,242	864,490
Doosan Enerbility Co. Ltd. (b)	126,318	5,644,944
Doosan Fuel Cell Co. Ltd. (b)	10,534	213,976
Doosan Robotics, Inc. (b)	9,243	434,135
Security Description	Shares	Value
DoubleUGames Co. Ltd.	12,556	$465,352
Douzone Bizon Co. Ltd.	3,770	238,875
Duk San Neolux Co. Ltd. (b)	1,243	41,816
Ecopro BM Co. Ltd. (b)	13,076	1,053,126
Ecopro Co. Ltd.	27,196	919,746
Ecopro Materials Co. Ltd. (b)	5,502	185,485
E-MART, Inc.	5,504	296,178
EMRO, Inc.	2,432	71,155
Enchem Co. Ltd. (b)	3,370	171,977
Eo Technics Co. Ltd.	1,871	310,711
ESR Kendall Square REIT Co. Ltd.	19,309	62,343
Eugene Technology Co. Ltd.	3,217	160,271
F&F Co. Ltd.	2,987	133,484
GemVax & Kael Co. Ltd. (b)	7,288	261,798
Grand Korea Leisure Co. Ltd.	3,328	37,477
Green Cross Corp.	1,262	116,211
Green Cross Holdings Corp.	5,248	58,725
GS Engineering & Construction Corp.	18,346	240,595
GS Holdings Corp.	11,346	371,582
GS Retail Co. Ltd.	5,434	64,485
Han Kuk Carbon Co. Ltd.	6,842	159,462
Hana Financial Group, Inc.	85,816	5,333,491
Hana Micron, Inc.	7,322	115,593
Hana Tour Service, Inc.	2,425	86,765
Hanall Biopharma Co. Ltd. (b)	12,699	297,325
Hanil Cement Co. Ltd.	5,238	71,493
Hanjin Kal Corp.	7,055	505,347
Hankook & Co. Co. Ltd.	2,676	43,867
Hankook Tire & Technology Co. Ltd.	18,375	502,250
Hanmi Pharm Co. Ltd.	1,543	403,607
Hanmi Science Co. Ltd.	6,614	183,375
Hanmi Semiconductor Co. Ltd.	11,616	798,934
Hanon Systems (b)	41,312	89,805
Hansol Chemical Co. Ltd.	1,959	291,815
Hanssem Co. Ltd.	2,499	80,685
Hanwha Aerospace Co. Ltd.	9,287	7,327,400
Hanwha Corp.	8,951	539,720
Hanwha Engine (b)	14,560	465,945
Hanwha Investment & Securities Co. Ltd. (b)	13,008	59,058
Hanwha Life Insurance Co. Ltd. (b)	83,342	186,815
Hanwha Ocean Co. Ltd. (b)	34,043	2,676,272
Hanwha Solutions Corp.	39,633	806,473
Hanwha Systems Co. Ltd.	25,648	1,087,670
Hanwha Vision Co. Ltd. (b)	10,647	402,948
HD Hyundai Co. Ltd.	19,938	2,208,307
HD Hyundai Construction Equipment Co. Ltd.	2,085	138,054
HD Hyundai Electric Co. Ltd.	6,525	2,706,639
HD Hyundai Heavy Industries Co. Ltd.	6,081	2,232,077
HD Hyundai Infracore Co. Ltd.	37,177	400,109
HD Hyundai Mipo	6,378	925,073

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,424	$3,346,469
HDC Hyundai Development Co-Engineering & Construction	6,351	92,116
HD-Hyundai Marine Engine (b)	7,708	455,432
Hite Jinro Co. Ltd.	4,760	64,629
HK inno N Corp.	3,166	100,189
HL Mando Co. Ltd.	6,581	157,601
HLB Life Science Co. Ltd. (b)	22,874	53,556
Hlb Pharma Ceutical Co. Ltd. (b)	6,367	61,263
HLB, Inc. (b)	33,408	903,627
HMM Co. Ltd.	70,833	1,012,225
Hotel Shilla Co. Ltd. (b)	7,245	265,417
HPSP Co. Ltd.	9,413	226,427
HS Hyosung Advanced Materials Corp.	620	79,585
Hugel, Inc. (b)	1,296	278,958
HYBE Co. Ltd.	7,031	1,332,986
Hyosung Corp.	1,488	90,040
Hyosung Heavy Industries Corp.	1,781	1,700,966
Hyosung TNC Corp.	406	61,925
Hyundai Autoever Corp.	1,200	130,601
Hyundai Bioscience Co. Ltd. (b)	3,682	13,961
Hyundai Department Store Co. Ltd.	2,120	133,723
Hyundai Elevator Co. Ltd.	4,885	278,536
Hyundai Engineering & Construction Co. Ltd.	33,951	1,316,371
Hyundai Feed, Inc. (b) (c)	12,561	6,674
Hyundai Glovis Co. Ltd.	9,980	1,176,503
Hyundai Marine & Fire Insurance Co. Ltd. (b)	11,464	230,007
Hyundai Mobis Co. Ltd.	17,858	3,799,304
Hyundai Motor Co.	37,494	5,745,490
Hyundai Motor Co. Preference Shares (d)	9,675	1,148,133
Hyundai Motor Co. Preference Shares (d)	6,036	701,665
Hyundai Rotem Co. Ltd.	22,756	3,551,950
Hyundai Steel Co.	40,779	986,741
Hyundai Wia Corp.	3,319	114,493
Iljin Electric Co. Ltd.	7,848	197,452
iM Financial Group Co. Ltd.	26,545	260,332
Industrial Bank of Korea	66,386	920,759
Innocean Worldwide, Inc.	11,628	150,835
ISC Co. Ltd.	5,870	325,495
ISU Specialty Chemical (b)	7,025	232,573
IsuPetasys Co. Ltd.	14,234	723,341
JB Financial Group Co. Ltd.	28,335	463,482
JNTC Co. Ltd. (b)	7,289	127,800
Jusung Engineering Co. Ltd.	10,171	224,000
JYP Entertainment Corp.	7,133	379,261
Kakao Corp.	84,166	3,575,278
Kakao Games Corp. (b)	8,347	92,867
KakaoBank Corp.	44,429	752,068
Kangwon Land, Inc.	21,244	277,994
Security Description	Shares	Value
KB Financial Group, Inc.	102,089	$8,404,034
KCC Corp.	1,069	292,574
KEPCO Engineering & Construction Co., Inc.	3,524	210,478
KEPCO Plant Service & Engineering Co. Ltd.	3,509	119,172
Kia Corp.	69,509	4,988,815
KIWOOM Securities Co. Ltd.	4,384	765,532
Koh Young Technology, Inc.	11,662	120,107
Kolmar Korea Co. Ltd.	2,978	165,132
Kolon Industries, Inc.	2,530	61,309
Korea Aerospace Industries Ltd.	20,387	1,569,293
Korea Electric Power Corp.	69,272	1,779,876
Korea Electric Terminal Co. Ltd.	599	26,128
Korea Gas Corp.	8,763	244,206
Korea Investment Holdings Co. Ltd.	18,797	1,942,600
Korea Zinc Co. Ltd.	1,302	854,668
Korean Air Lines Co. Ltd.	52,146	845,530
Korean Reinsurance Co.	41,079	319,134
Krafton, Inc. (b)	7,593	1,582,946
KT&G Corp.	27,844	2,651,337
Kum Yang Co. Ltd. (b) (c)	8,903	31,410
Kumho Petrochemical Co. Ltd.	3,498	260,284
Kumho Tire Co., Inc. (b)	24,818	83,579
Kyung Dong Navien Co. Ltd.	1,463	75,702
L&F Co. Ltd. (b)	5,988	317,101
Lake Materials Co. Ltd.	7,818	68,147
LEENO Industrial, Inc.	15,475	568,021
LG Chem Ltd.	13,451	2,665,178
LG Corp.	26,223	1,345,680
LG Display Co. Ltd. (b)	71,602	735,387
LG Electronics, Inc.	28,803	1,551,981
LG Energy Solution Ltd. (b)	12,976	3,213,827
LG H&H Co. Ltd.	2,348	478,620
LG Innotek Co. Ltd.	3,277	438,631
LG Uplus Corp.	46,209	505,547
LIG Nex1 Co. Ltd.	4,308	1,575,143
LigaChem Biosciences, Inc. (b)	6,542	655,109
Lotte Chemical Corp.	4,266	205,843
Lotte Chilsung Beverage Co. Ltd.	412	33,857
Lotte Corp.	5,009	103,354
Lotte Energy Materials Corp. (b)	5,252	84,598
LOTTE Fine Chemical Co. Ltd.	2,494	82,301
LOTTE REIT Co. Ltd.	72,309	200,737
Lotte Rental Co. Ltd.	2,023	42,535
Lotte Shopping Co. Ltd.	2,741	138,315
Lotte Wellfood Co. Ltd.	1,011	82,938
LS Corp.	4,977	592,394
LS Eco Energy Ltd.	4,815	129,036
LS Electric Co. Ltd.	5,181	1,050,564
LS Materials Ltd. (b)	6,861	46,896
Lunit, Inc. (b)	7,175	203,532
LX International Corp.	14,247	324,430
LX Semicon Co. Ltd.	2,737	106,316

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Medytox, Inc.	1,333	$113,819
Meritz Financial Group, Inc.	25,275	2,044,626
Mezzion Pharma Co. Ltd. (b)	6,067	281,070
Mirae Asset Securities Co. Ltd.	56,403	858,276
Misto Holdings Corp.	9,123	250,662
Naturecell Co. Ltd. (b)	24,587	358,365
NAVER Corp.	40,170	7,687,285
NCSoft Corp.	3,175	488,792
Netmarble Corp. (e)	5,495	241,646
Nexon Games Co. Ltd. (b)	6,243	62,339
NEXTIN, Inc.	1,384	48,828
NH Investment & Securities Co. Ltd.	36,806	509,442
NICE Information Service Co. Ltd.	10,100	100,277
NKMax Co. Ltd. (b) (c)	18,462	6,645
NongShim Co. Ltd.	723	222,355
OCI Holdings Co. Ltd.	2,996	188,765
OliX Pharmaceuticals, Inc. (b)	5,725	387,638
Orion Corp.	10,307	761,060
Orion Holdings Corp.	5,222	75,554
Oscotec, Inc. (b)	5,686	189,864
Otoki Corp.	406	118,786
Pan Ocean Co. Ltd.	57,731	158,827
Paradise Co. Ltd.	12,649	190,224
Park Systems Corp.	970	179,060
Pearl Abyss Corp. (b)	6,377	161,124
People & Technology, Inc.	3,700	90,057
Peptron, Inc. (b)	6,617	1,414,846
PharmaResearch Co. Ltd.	3,043	1,303,477
Poongsan Corp.	6,739	598,948
Posco DX Co. Ltd.	11,689	174,954
POSCO Future M Co. Ltd. (b)	12,807	1,309,864
POSCO Holdings, Inc.	20,205	3,974,612
Posco International Corp.	12,452	429,991
PSK Holdings, Inc.	1,526	49,542
Rainbow Robotics (b)	2,812	619,299
Robotis Co. Ltd. (b)	4,116	471,431
S-1 Corp.	3,092	185,337
Sam Chun Dang Pharm Co. Ltd.	5,249	806,215
Samsung Biologics Co. Ltd. (b) (e)	4,914	3,491,863
Samsung C&T Corp.	23,658	3,112,695
Samsung E&A Co. Ltd.	41,731	797,114
Samsung Electro-Mechanics Co. Ltd.	16,695	2,302,471
Samsung Electronics Co. Ltd.	1,334,105	79,777,206
Samsung Electronics Co. Ltd. Preference Shares	229,090	10,841,792
Samsung Fire & Marine Insurance Co. Ltd.	8,150	2,622,661
Samsung Heavy Industries Co. Ltd. (b)	187,809	2,931,483
Samsung Life Insurance Co. Ltd.	21,187	2,364,765
Samsung SDI Co. Ltd.	22,980	3,357,614
Samsung SDS Co. Ltd.	11,326	1,325,490
Samsung Securities Co. Ltd.	14,135	722,340
Security Description	Shares	Value
Samyang Foods Co. Ltd.	1,464	$1,595,421
Sanil Electric Co. Ltd.	4,288	336,488
SD Biosensor, Inc.	6,738	47,688
SeAH Besteel Holdings Corp.	1,754	31,503
SeAH Steel Holdings Corp.	1,440	162,879
Sebang Global Battery Co. Ltd.	1,623	73,802
Seegene, Inc.	5,723	100,955
Seojin System Co. Ltd. (b)	5,942	90,419
SFA Engineering Corp.	4,891	82,792
SHIFT UP Corp. (b)	5,092	148,980
Shinhan Financial Group Co. Ltd.	123,093	6,211,457
Shinsegae, Inc.	1,389	185,226
Shinsung Delta Tech Co. Ltd.	3,443	135,948
Silicon2 Co. Ltd. (b)	10,431	340,501
SK Biopharmaceuticals Co. Ltd. (b)	8,337	602,524
SK Bioscience Co. Ltd. (b)	6,365	212,310
SK Chemicals Co. Ltd.	1,680	69,329
SK Discovery Co. Ltd.	2,244	86,206
SK Gas Ltd.	498	82,169
SK Hynix, Inc.	153,154	37,932,372
SK IE Technology Co. Ltd. (b) (e)	6,160	116,347
SK Innovation Co. Ltd.	17,196	1,231,744
SK Networks Co. Ltd.	38,191	120,857
SK oceanplant Co. Ltd. (b)	5,577	97,385
SK REITs Co. Ltd.	61,379	219,172
SK Square Co. Ltd. (b)	25,104	3,605,328
SK Telecom Co. Ltd.	14,291	553,082
SK, Inc.	9,648	1,444,054
SKC Co. Ltd. (b)	4,369	314,818
SL Corp.	1,756	42,428
SM Entertainment Co. Ltd.	2,962	274,445
SNT Motiv Co. Ltd.	1,876	45,929
S-Oil Corp. (b)	10,391	462,135
SOLUM Co. Ltd. (b)	10,424	129,571
Solus Advanced Materials Co. Ltd.	5,776	31,534
Soop Co. Ltd.	1,389	74,249
Soulbrain Co. Ltd.	779	160,181
ST Pharm Co. Ltd.	2,098	133,831
Studio Dragon Corp. (b)	2,238	71,540
Taesung Co. Ltd. (b)	8,517	158,436
Taihan Cable & Solution Co. Ltd. (b)	30,467	337,014
TechWing, Inc.	9,109	381,746
TKG Huchems Co. Ltd.	1,984	25,029
Tokai Carbon Korea Co. Ltd.	1,212	151,171
Voronoi, Inc. (b)	3,210	371,779
VT Co. Ltd. (b)	4,639	100,348
Wemade Co. Ltd. (b)	4,152	78,864
WONIK IPS Co. Ltd.	5,486	183,772
Woori Financial Group, Inc.	242,368	4,482,698
YC Corp. (b)	6,775	65,188
YG Entertainment, Inc.	2,609	181,675
Youlchon Chemical Co. Ltd.	2,226	46,486

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Youngone Corp.	4,506	$208,431
Youngone Holdings Co. Ltd.	1,025	101,327
Yuhan Corp.	14,955	1,269,478
		358,759,093
SPAIN — 1.9%
Acciona SA	6,517	1,308,662
Acerinox SA	65,426	853,318
ACS Actividades de Construccion y Servicios SA	56,447	4,510,114
Aedas Homes SA (e)	2,314	57,642
Aena SME SA (e)	211,284	5,776,979
Almirall SA	18,105	244,644
Amadeus IT Group SA	126,911	10,065,627
AmRest Holdings SE	15,970	63,654
Atalaya Mining Copper SA	22,612	190,868
Atresmedia Corp. de Medios de Comunicacion SA	20,752	136,548
Banco Bilbao Vizcaya Argentaria SA	1,623,585	31,172,014
Banco de Sabadell SA	1,559,270	6,046,068
Banco Santander SA	4,193,370	43,724,051
Bankinter SA	190,879	3,006,511
Befesa SA (e)	8,540	288,994
CaixaBank SA	1,097,848	11,540,082
Cellnex Telecom SA (b) (e)	149,494	5,180,078
CIE Automotive SA	16,160	505,081
Construcciones y Auxiliar de Ferrocarriles SA	4,991	309,055
Distribuidora Internacional de Alimentacion SA (b)	3,493	100,144
EDP Renovaveis SA	86,668	1,140,551
eDreams ODIGEO SA (b)	18,564	178,210
Enagas SA	62,416	976,139
Ence Energia y Celulosa SA	35,434	117,577
Endesa SA	94,708	3,027,980
Fluidra SA	28,166	763,172
Gestamp Automocion SA (e)	33,976	131,423
Grenergy Renovables SA (b)	3,490	263,678
Grifols SA	84,428	1,222,675
HBX Group International PLC (b)	21,516	181,772
Iberdrola SA	1,743,309	32,989,283
Indra Sistemas SA (a)	24,394	1,092,058
Industria de Diseno Textil SA	306,551	16,918,470
Inmobiliaria Colonial Socimi SA REIT	83,032	541,960
Laboratorios Farmaceuticos Rovi SA	4,490	306,785
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	144,058	218,356
Logista Integral SA	14,361	487,664
Melia Hotels International SA	71,919	625,758
Merlin Properties Socimi SA REIT	104,457	1,575,942
Neinor Homes SA (e)	7,187	146,431
Pharma Mar SA (b)	3,618	385,367
Prosegur Cash SA (e)	40,918	36,636
Security Description	Shares	Value
Prosegur Cia de Seguridad SA	36,069	$123,753
Redeia Corp. SA	114,901	2,219,542
Repsol SA	323,572	5,727,668
Sacyr SA	148,127	619,963
Solaria Energia y Medio Ambiente SA (b)	16,480	210,971
Tecnicas Reunidas SA (b)	12,804	398,684
Telefonica SA (a)	1,038,278	5,365,456
Unicaja Banco SA (a) (e)	271,526	743,370
Vidrala SA	6,287	664,850
Viscofan SA	10,575	721,929
		205,204,207
SWEDEN — 2.1%
AAK AB	48,346	1,257,342
AcadeMedia AB (e)	15,147	157,186
AddLife AB Class B	31,354	591,403
Addnode Group AB	27,720	309,470
AddTech AB Class B	73,859	2,396,760
AFRY AB	23,673	407,257
Alfa Laval AB	82,213	3,744,782
Alimak Group AB (e)	25,204	414,837
Alleima AB	50,067	379,291
Ambea AB (e)	28,819	416,423
Apotea AB (b)	16,265	154,987
AQ Group AB	19,140	366,108
Arjo AB Class B	74,541	261,228
Asker Healthcare Group AB (b)	43,443	393,546
Asmodee Group AB Class B (b)	44,693	572,616
Assa Abloy AB Class B	282,359	9,805,154
Atea ASA	21,003	302,695
Atlas Copco AB Class A	756,695	12,784,429
Atlas Copco AB Class B	439,717	6,589,841
Atrium Ljungberg AB Class B (a)	64,970	218,740
Attendo AB (e)	27,548	206,498
Avanza Bank Holding AB	33,471	1,242,382
Axfood AB (a)	28,850	896,012
Beijer Ref AB (a)	109,372	1,705,394
Betsson AB Class B	31,044	512,608
Bilia AB Class A	14,418	176,295
Billerud Aktiebolag	68,390	614,449
BioArctic AB (b) (e)	7,654	242,517
BioGaia AB Class B	31,050	353,910
Boliden AB (b)	80,590	3,279,263
BoneSupport Holding AB (b) (e)	15,103	468,581
Boozt AB (a) (b) (e)	10,974	113,064
Bravida Holding AB (e)	49,701	484,850
Bufab AB	34,915	328,023
Bure Equity AB	13,517	398,966
Camurus AB (b)	10,875	787,432
Castellum AB (a)	182,306	2,060,491
Catena AB (a)	10,928	497,303
Cibus Nordic Real Estate AB publ (a)	15,201	274,035
Clas Ohlson AB Class B	10,296	404,610
Cloetta AB Class B	48,673	175,542

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Corem Property Group AB Class B (a)	130,068	$56,950
Creades AB Class A	14,930	119,375
Dios Fastigheter AB	40,777	283,116
Dometic Group AB (e)	167,924	876,659
Dynavox Group AB (b)	29,794	362,086
Electrolux AB Class B (a) (b)	58,515	319,045
Electrolux Professional AB Class B	57,720	371,908
Elekta AB Class B	98,077	495,333
Embracer Group AB (b)	37,452	414,934
Engcon AB	12,692	100,131
Epiroc AB Class A (a)	217,654	4,591,398
Epiroc AB Class B	110,811	2,090,129
EQT AB	114,784	3,973,766
Essity AB Class B	171,166	4,473,382
Evolution AB (e)	47,052	3,869,179
Fabege AB (a)	61,293	518,427
Fastighets AB Balder Class B (b)	205,938	1,474,505
FastPartner AB Class A (a)	13,270	71,534
Getinge AB Class B	60,864	1,310,455
Granges AB	35,420	439,874
H & M Hennes & Mauritz AB Class B (a)	154,512	2,879,101
Hemnet Group AB	23,456	590,571
Hexagon AB Class B	584,885	6,958,845
Hexatronic Group AB (a) (b)	64,124	130,531
Hexpol AB	70,177	629,758
HMS Networks AB (b)	8,703	382,909
Hoist Finance AB (e)	9,870	104,418
Holmen AB Class B	19,373	736,187
Hufvudstaden AB Class A	25,389	342,296
Husqvarna AB Class B	84,931	452,780
Industrivarden AB Class A	32,340	1,283,271
Industrivarden AB Class C (a)	41,769	1,656,087
Indutrade AB	77,642	1,781,496
Instalco AB	81,719	221,564
Intea Fastigheter AB	16,385	121,079
Intrum AB (b)	25,940	143,586
Investment AB Latour Class B	39,397	933,705
Investor AB Class B	487,598	15,244,728
INVISIO AB (a)	9,060	303,442
Inwido AB	14,516	274,728
JM AB	35,779	534,492
Kinnevik AB Class B (b)	64,717	575,256
L E Lundbergforetagen AB Class B	26,138	1,357,327
Lifco AB Class B	63,585	2,148,548
Lindab International AB	17,669	372,351
Logistea AB Class B	82,573	134,855
Loomis AB	18,794	802,508
Medcap AB (b)	2,000	120,148
Medicover AB Class B	15,499	426,815
MEKO AB	8,779	75,701
Mildef Group AB (a)	13,758	297,246
MIPS AB	6,305	228,600
Security Description	Shares	Value
Modern Times Group MTG AB Class B (b)	30,302	$355,050
Munters Group AB (e)	34,357	408,773
Mycronic AB	42,182	964,054
NCAB Group AB (b)	38,365	200,858
NCC AB Class B	21,013	483,037
New Wave Group AB Class B	23,414	273,596
Nibe Industrier AB Class B	411,197	1,619,413
Nolato AB Class B	43,985	275,459
Nordnet AB publ	36,812	1,068,535
Norion Bank AB (b)	28,130	202,486
NP3 Fastigheter AB (a)	8,148	217,884
Nyfosa AB (a)	39,890	348,000
Pandox AB	28,642	548,776
Paradox Interactive AB	7,501	139,571
Peab AB Class B	38,686	314,667
Platzer Fastigheter Holding AB Class B	51,307	376,411
Plejd AB (b)	2,000	197,765
Ratos AB Class B	176,075	690,064
RaySearch Laboratories AB	12,349	330,879
Rusta AB	11,872	76,558
Saab AB Class B (a)	91,016	5,559,610
Sagax AB Class B	58,070	1,212,017
Samhallsbyggnadsbolaget i Norden AB (b)	170,381	93,043
Sandvik AB	300,369	8,361,060
Scandic Hotels Group AB (e)	37,033	350,048
Sdiptech AB Class B (b)	6,902	127,471
Sectra AB Class B	36,125	1,199,161
Securitas AB Class B	135,912	2,046,245
Skandinaviska Enskilda Banken AB Class A	426,486	8,339,175
Skanska AB Class B	96,697	2,507,618
SKF AB Class B	96,934	2,403,484
SkiStar AB	10,880	182,199
SSAB AB Class A	51,377	307,330
SSAB AB Class B	218,616	1,269,145
Storskogen Group AB Class B	326,603	332,954
Storytel AB	24,662	213,184
Surgical Science Sweden AB (a) (b)	8,795	82,245
Svenska Cellulosa AB SCA Class B	172,622	2,282,330
Svenska Handelsbanken AB Class A	409,602	5,330,649
Svolder AB Class B	24,332	139,963
Sweco AB Class B	61,357	1,022,932
Swedbank AB Class A	239,174	7,201,845
SwedenCare AB (a)	13,025	47,017
Swedish Orphan Biovitrum AB (b)	55,637	1,696,600
Synsam AB	29,780	182,383
Tele2 AB Class B	155,556	2,655,423
Telefonaktiebolaget LM Ericsson Class B (a)	788,409	6,525,157
Telia Co. AB	670,388	2,558,210

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Thule Group AB (a) (e)	28,133	$689,782
Trelleborg AB Class B	56,689	2,112,630
Troax Group AB	8,337	121,973
Truecaller AB Class B	86,310	380,659
VBG Group AB Class B (a)	4,204	140,534
Vimian Group AB (a) (b)	58,507	177,168
Vitec Software Group AB Class B (a)	9,071	319,628
Vitrolife AB	17,730	244,504
Volvo AB Class B	447,548	12,824,339
Wallenstam AB Class B (a)	93,866	435,741
Wihlborgs Fastigheter AB	73,622	720,556
Xvivo Perfusion AB (a) (b)	5,791	106,644
Yubico AB (a) (b)	10,248	147,644
Zinzino AB Class B (a)	5,661	84,267
		217,029,838
SWITZERLAND — 2.9%
ABB Ltd.	441,531	31,808,656
Accelleron Industries AG	26,869	2,260,893
Adecco Group AG (a)	45,441	1,273,593
Allreal Holding AG	3,974	931,004
ALSO Holding AG	1,574	476,760
Arbonia AG (a)	13,793	90,318
Aryzta AG (b)	6,243	509,232
Autoneum Holding AG	788	155,689
Avolta AG	24,365	1,318,616
Bachem Holding AG (a)	8,980	660,253
Baloise Holding AG	11,668	2,880,155
Banque Cantonale Vaudoise	8,015	945,904
Barry Callebaut AG (a)	949	1,300,082
Basilea Pharmaceutica Ag Allschwil (b)	3,312	196,893
Belimo Holding AG	2,798	2,924,071
BKW AG	5,575	1,190,464
Bossard Holding AG Class A (a)	1,440	304,053
Bucher Industries AG	1,773	840,094
Burckhardt Compression Holding AG	814	631,230
Burkhalter Holding AG	2,105	358,219
Bystronic AG (a)	386	148,210
Cembra Money Bank AG	7,983	917,546
Chocoladefabriken Lindt & Spruengli AG (d)	270	4,126,437
Chocoladefabriken Lindt & Spruengli AG (d)	30	4,509,520
Cie Financiere Richemont SA Class A	151,443	28,855,349
Clariant AG	54,858	506,763
Comet Holding AG (a)	2,088	504,909
Daetwyler Holding AG Bearer Shares (a)	2,140	374,934
DKSH Holding AG	9,519	643,653
dormakaba Holding AG	834	765,186
Dottikon Es Holding AG (a) (b)	926	350,312
DSM-Firmenich AG	52,019	4,432,590
EFG International AG	21,977	446,915
Security Description	Shares	Value
Emmi AG	566	$488,710
EMS-Chemie Holding AG	1,986	1,404,041
Flughafen Zurich AG	5,674	1,730,048
Forbo Holding AG (a)	255	232,357
Galderma Group AG	36,795	6,395,712
Galenica AG (e)	13,490	1,466,581
Geberit AG	9,556	7,172,555
Georg Fischer AG	22,154	1,724,930
Givaudan SA	2,601	10,565,490
Helvetia Holding AG	10,554	2,582,623
Hiag Immobilien Holding AG	1,202	168,596
Huber & Suhner AG	3,513	602,241
Implenia AG	3,239	271,121
Inficon Holding AG (a)	4,550	536,404
International Workplace Group PLC	185,466	557,294
Interroll Holding AG (a)	193	602,784
Intershop Holding AG	1,410	277,871
Julius Baer Group Ltd. (a)	58,311	4,027,867
Kardex Holding AG	1,645	638,855
Komax Holding AG (a) (b)	788	68,733
Kuehne & Nagel International AG	13,846	2,578,125
Kuros Biosciences AG (b)	6,332	202,618
Landis & Gyr Group AG	6,505	524,880
LEM Holding SA (a) (b)	117	70,363
Logitech International SA	43,052	4,695,598
Lonza Group AG	19,784	13,108,936
Medacta Group SA (e)	1,848	338,639
Medmix AG (a) (e)	7,663	86,102
Metall Zug AG Class B (a)	59	60,212
Mobilezone Holding AG (a)	8,564	120,336
Mobimo Holding AG	1,932	794,022
OC Oerlikon Corp. AG Pfaffikon	40,233	136,225
Partners Group Holding AG	6,393	8,304,110
PSP Swiss Property AG	13,042	2,240,736
R&S Group Holding AG	5,207	181,932
Sandoz Group AG	117,755	6,981,089
Schindler Holding AG (d)	11,358	4,299,666
Schindler Holding AG (d)	6,645	2,392,751
Schweiter Technologies AG (a)	187	67,688
Sensirion Holding AG (b) (e)	2,062	155,236
SFS Group AG	4,658	625,243
SGS SA	45,772	4,744,894
Siegfried Holding AG	10,810	1,077,400
SIG Group AG	82,508	850,849
Sika AG	42,948	9,559,594
SKAN Group AG	3,808	255,095
Sonova Holding AG	14,408	3,922,293
Stadler Rail AG	14,559	354,803
Straumann Holding AG	32,015	3,416,167
Sulzer AG	5,014	849,478
Sunrise Communications AG Class A	17,880	1,056,642
Swatch Group AG Bearer Shares	7,639	1,434,863

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Swiss Life Holding AG	8,038	$8,643,641
Swiss Prime Site AG	22,558	3,155,540
Swisscom AG	7,260	5,269,465
Swissquote Group Holding SA	3,051	2,130,121
Tecan Group AG	8,404	1,508,315
Temenos AG	16,030	1,293,441
TX Group AG	797	201,842
u-blox Holding AG (b)	1,683	284,290
UBS Group AG	894,295	36,540,603
Valiant Holding AG	4,180	675,609
VAT Group AG (e)	7,643	3,020,121
Vetropack Holding AG (a)	3,464	102,747
Vontobel Holding AG	7,507	565,160
Ypsomed Holding AG	1,084	425,752
Zehnder Group AG	3,018	259,829
Zurich Insurance Group AG	41,230	29,360,797
		308,077,174
TAIWAN — 5.8%
Ability Opto-Electronics Technology Co. Ltd.	39,000	134,999
AcBel Polytech, Inc.	176,775	176,613
Accton Technology Corp.	154,000	5,280,202
Acer, Inc. (a)	804,000	816,451
Acter Group Corp. Ltd.	33,000	839,130
ADATA Technology Co. Ltd.	72,839	375,212
Advanced Echem Materials Co. Ltd.	24,000	700,833
Advanced Energy Solution Holding Co. Ltd.	10,000	380,602
Advanced Wireless Semiconductor Co. (a)	33,000	124,516
Advancetek Enterprise Co. Ltd.	52,000	71,999
Advantech Co. Ltd.	129,855	1,359,136
Airoha Technology Corp.	9,000	153,258
Alchip Technologies Ltd. (a)	21,000	2,387,460
All Ring Tech Co. Ltd.	33,000	415,775
Allied Supreme Corp.	6,000	58,665
Allis Electric Co. Ltd. (a)	42,645	143,419
Ambassador Hotel	38,000	53,675
Andes Technology Corp. (a) (b)	11,000	110,801
AP Memory Technology Corp.	30,000	335,160
Apex Dynamics, Inc. (a)	10,000	222,784
Arcadyan Technology Corp.	36,487	262,776
Ardentec Corp.	109,000	303,990
ASE Technology Holding Co. Ltd. (a)	943,325	5,075,966
Asia Cement Corp.	653,000	817,375
Asia Optical Co., Inc.	92,000	478,443
Asia Vital Components Co. Ltd.	90,502	2,913,002
ASMedia Technology, Inc.	13,000	631,275
ASPEED Technology, Inc.	9,400	1,557,517
ASROCK, Inc.	12,000	110,047
Asustek Computer, Inc.	209,000	4,601,319
AUO Corp. (a)	2,045,800	916,240
AURAS Technology Co. Ltd. (a)	20,000	551,217
BES Engineering Corp. (b)	298,000	103,642
Security Description	Shares	Value
Bizlink Holding, Inc. (a)	47,242	$1,596,537
Bora Pharmaceuticals Co. Ltd.	15,707	355,595
Brighton-Best International Taiwan, Inc.	68,000	74,854
C Sun Manufacturing Ltd.	41,000	257,612
Caliway Biopharmaceuticals Co. Ltd. (b)	280,000	1,704,180
Capital Securities Corp.	343,000	277,412
Catcher Technology Co. Ltd.	170,000	1,017,947
Cathay Financial Holding Co. Ltd. (a)	2,686,606	5,782,576
Cathay Real Estate Development Co. Ltd.	120,000	92,132
Center Laboratories, Inc. (b)	95,592	121,850
Central Reinsurance Co. Ltd.	73,000	57,604
Century Iron & Steel Industrial Co. Ltd.	51,000	292,834
Chailease Holding Co. Ltd. (a)	433,145	1,584,608
Chang Hwa Commercial Bank Ltd.	2,235,500	1,441,288
Chang Wah Electromaterials, Inc.	39,000	50,993
Chang Wah Technology Co. Ltd.	155,000	174,946
Channel Well Technology Co. Ltd. (a)	59,000	156,027
Charoen Pokphand Enterprise	38,500	177,480
Chenbro Micom Co. Ltd. (a)	21,000	407,901
Cheng Loong Corp.	555,000	318,673
Cheng Shin Rubber Industry Co. Ltd.	505,000	623,835
Cheng Uei Precision Industry Co. Ltd.	59,000	91,661
Chenming Electronic Technology Corp. (a)	26,000	100,663
Chicony Electronics Co. Ltd.	181,491	821,765
Chicony Power Technology Co. Ltd. (a)	27,000	88,411
Chief Telecom, Inc.	11,000	148,156
China Airlines Ltd. (a)	1,001,000	684,784
China Bills Finance Corp.	288,000	153,553
China Motor Corp.	83,000	173,200
China Petrochemical Development Corp. (b)	734,221	175,618
China Steel Chemical Corp.	35,000	93,937
China Steel Corp. (a)	3,341,000	2,126,629
Chipbond Technology Corp.	142,000	258,114
ChipMOS Technologies, Inc.	103,000	99,695
Chong Hong Construction Co. Ltd.	40,000	100,138
Chroma ATE, Inc.	136,000	2,583,634
Chung Hung Steel Corp. (b)	220,000	114,410
Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	545,918
Chunghwa Precision Test Tech Co. Ltd.	7,000	442,122
Chunghwa Telecom Co. Ltd.	1,119,000	4,901,454
Cleanaway Co. Ltd.	14,000	92,788

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Clevo Co.	89,000	$121,332
Compal Electronics, Inc. (a)	1,153,000	1,225,710
Compeq Manufacturing Co. Ltd.	287,000	691,181
Continental Holdings Corp.	110,000	82,108
Coretronic Corp.	42,000	150,896
Crowell Development Corp.	92,400	87,768
CSBC Corp. Taiwan (b)	161,954	128,594
CTBC Financial Holding Co. Ltd.	4,705,009	6,622,642
CTCI Corp.	130,922	135,956
CyberPower Systems, Inc.	8,000	54,859
Da-Li Development Co. Ltd. (a)	60,475	97,524
Daxin Materials Corp.	16,000	206,050
Delpha Construction Co. Ltd.	76,000	75,057
Delta Electronics, Inc.	546,630	15,316,688
Depo Auto Parts Ind Co. Ltd.	33,000	142,923
Dynapack International Technology Corp. (a)	87,000	1,064,735
E Ink Holdings, Inc.	244,000	1,925,389
E.Sun Financial Holding Co. Ltd.	4,464,292	4,884,971
Eclat Textile Co. Ltd.	51,182	736,377
ECOVE Environment Corp.	25,000	233,365
EirGenix, Inc. (b)	73,000	168,380
Elan Microelectronics Corp. (a)	86,000	366,822
Elite Advanced Laser Corp. (a)	32,000	285,583
Elite Material Co. Ltd.	83,000	3,336,013
Elite Semiconductor Microelectronics Technology, Inc. (a)	103,000	246,703
eMemory Technology, Inc.	17,000	1,123,925
Ennoconn Corp.	29,233	282,470
Ennostar, Inc.	141,000	181,582
Eternal Materials Co. Ltd.	186,000	248,077
Eva Airways Corp.	800,121	1,000,217
Evergreen Aviation Technologies Corp.	39,000	207,297
Evergreen International Storage & Transport Corp.	59,000	67,754
Evergreen Marine Corp. Taiwan Ltd. (a)	337,673	1,983,184
EVERGREEN Steel Corp.	38,000	120,566
Everlight Electronics Co. Ltd.	90,000	188,694
Far Eastern Department Stores Ltd.	162,000	119,329
Far Eastern International Bank	601,100	245,544
Far Eastern New Century Corp.	749,620	683,753
Far EasTone Telecommunications Co. Ltd.	491,000	1,424,122
Faraday Technology Corp.	53,738	279,463
Farglory Land Development Co. Ltd. (a)	76,000	154,603
Feng Hsin Steel Co. Ltd.	99,000	212,110
Feng TAY Enterprise Co. Ltd. (a)	130,067	524,911
First Financial Holding Co. Ltd.	3,677,387	3,601,614
Fitipower Integrated Technology, Inc.	17,544	98,432
FLEXium Interconnect, Inc. (b)	66,000	134,910
FocalTech Systems Co. Ltd.	43,000	93,963
Security Description	Shares	Value
Formosa Chemicals & Fibre Corp. (a)	1,069,000	$1,043,466
Formosa International Hotels Corp.	16,000	104,469
Formosa Plastics Corp. (a)	1,172,000	1,482,400
Formosa Sumco Technology Corp.	21,000	69,936
Formosa Taffeta Co. Ltd.	154,000	76,803
Fortune Electric Co. Ltd. (a)	43,560	830,381
Fositek Corp. (a)	12,000	392,152
Foxconn Technology Co. Ltd.	237,180	547,075
Foxsemicon Integrated Technology, Inc.	19,000	187,955
Fubon Financial Holding Co. Ltd.	2,367,352	6,858,625
Fulgent Sun International Holding Co. Ltd.	34,300	112,428
Fusheng Precision Co. Ltd.	24,000	205,525
G Shank Enterprise Co. Ltd. (a)	42,000	144,695
General Interface Solution GIS Holding Ltd. (b)	52,000	106,976
Genius Electronic Optical Co. Ltd.	19,396	272,376
Getac Holdings Corp.	105,000	535,714
Giant Manufacturing Co. Ltd.	69,994	217,942
Gigabyte Technology Co. Ltd.	144,000	1,412,691
Global Brands Manufacture Ltd.	75,046	295,476
Global Mixed Mode Technology, Inc.	16,000	122,580
Global Unichip Corp. (a)	33,000	1,450,883
Globalwafers Co. Ltd. (a)	75,000	1,147,959
Gloria Material Technology Corp.	174,000	204,384
Gold Circuit Electronics Ltd.	127,100	1,816,131
Goldsun Building Materials Co. Ltd.	181,715	216,725
Gourmet Master Co. Ltd.	30,000	72,839
Grand Process Technology Corp. (a)	4,000	204,738
Grape King Bio Ltd.	29,000	123,696
Great Tree Pharmacy Co. Ltd.	18,850	79,784
Great Wall Enterprise Co. Ltd.	559,688	951,238
Greatek Electronics, Inc. (a)	75,000	155,276
Gudeng Precision Industrial Co. Ltd.	11,934	134,893
Hannstar Board Corp.	30,360	91,146
HannStar Display Corp. (b)	471,000	125,948
HD Renewable Energy Co. Ltd.	19,415	80,264
Highwealth Construction Corp.	327,391	432,361
Hiwin Technologies Corp.	72,034	509,329
Hiyes International Co. Ltd.	16,000	45,305
Hon Hai Precision Industry Co. Ltd.	3,522,320	24,962,961
Hota Industrial Manufacturing Co. Ltd.	33,841	70,174
Hotai Finance Co. Ltd.	58,080	131,489
Hotai Motor Co. Ltd.	86,260	1,678,331
Hsin Kuang Steel Co. Ltd.	44,000	60,923
HTC Corp. (a) (b)	166,000	324,615

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Hu Lane Associate, Inc.	13,991	$58,529
HUA ENG Wire & Cable Co. Ltd. (a)	175,000	183,739
Hua Nan Financial Holdings Co. Ltd.	2,454,757	2,384,041
Huaku Development Co. Ltd.	60,060	188,981
Hwang Chang General Contractor Co. Ltd. (a)	66,307	160,992
IBF Financial Holdings Co. Ltd. (a)	720,218	363,914
I-Chiun Precision Industry Co. Ltd. (a)	69,000	183,378
Innodisk Corp.	26,746	289,153
Innolux Corp. (a)	2,204,168	1,041,408
International Games System Co. Ltd. (a)	72,000	1,859,177
Inventec Corp. (a)	732,000	1,098,793
ITE Technology, Inc.	33,000	144,547
ITEQ Corp.	36,188	125,859
ITH Corp.	167,000	232,325
J&V Energy Technology Co. Ltd.	22,000	85,898
Jentech Precision Industrial Co. Ltd. (a)	22,999	1,818,610
Johnson Health Tech Co. Ltd.	38,000	216,943
JPC connectivity, Inc.	17,000	90,081
JSL Construction & Development Co. Ltd.	42,294	78,821
Kaori Heat Treatment Co. Ltd.	35,000	379,536
Kenda Rubber Industrial Co. Ltd.	123,901	82,525
Kenmec Mechanical Engineering Co. Ltd.	39,220	94,196
Kerry TJ Logistics Co. Ltd.	23,000	25,922
KGI Financial Holding Co. Ltd.	4,566,117	2,239,761
Kindom Development Co. Ltd.	83,930	99,136
King Slide Works Co. Ltd. (a)	16,000	1,727,147
King Yuan Electronics Co. Ltd.	301,000	1,619,660
King's Town Bank Co. Ltd. (b)	220,000	408,557
Kinik Co. (a)	21,000	231,167
Kinpo Electronics	293,000	186,982
Kinsus Interconnect Technology Corp.	61,000	215,155
L&K Engineering Co. Ltd.	54,315	639,776
Lai Yih Footwear Co. Ltd. (a)	17,000	120,759
LandMark Optoelectronics Corp. (a)	28,000	418,006
Largan Precision Co. Ltd.	28,000	2,158,934
Lian HWA Food Corp.	26,620	112,234
Lien Hwa Industrial Holdings Corp. (a)	226,259	361,533
Lite-On Technology Corp.	575,419	3,256,768
Lotes Co. Ltd. (a)	23,337	1,183,006
Lotus Pharmaceutical Co. Ltd.	49,000	417,203
Lumosa Therapeutics Co. Ltd. (b)	24,465	231,582
LuxNet Corp. (a)	31,541	223,534
M31 Technology Corp.	4,800	71,658
Machvision, Inc. (a)	24,000	412,626
Security Description	Shares	Value
Macronix International Co. Ltd. (b)	499,000	$410,130
Makalot Industrial Co. Ltd.	53,118	505,421
Marketech International Corp.	35,000	280,776
MediaTek, Inc.	429,000	18,509,581
Medigen Vaccine Biologics Corp. (a) (b)	61,041	77,608
Mega Financial Holding Co. Ltd. (a)	3,593,019	5,010,280
Mercuries Life Insurance Co. Ltd. (b)	743,186	142,648
Merida Industry Co. Ltd.	53,000	176,504
Merry Electronics Co. Ltd. (a)	65,071	216,704
Microbio Co. Ltd. (b)	187,790	142,331
Micro-Star International Co. Ltd.	245,000	932,476
Mitac Holdings Corp. (a)	263,076	756,997
momo.com, Inc.	18,900	149,759
MPI Corp.	32,000	1,800,643
Nan Kang Rubber Tire Co. Ltd.	58,965	73,614
Nan Pao Resins Chemical Co. Ltd. (a)	27,000	348,153
Nan Ya Plastics Corp. (a)	1,674,000	2,166,786
Nan Ya Printed Circuit Board Corp. (a)	50,000	370,759
Nanya Technology Corp. (a) (b)	351,000	840,705
Nien Made Enterprise Co. Ltd.	44,000	612,836
North-Star International Co. Ltd.	39,657	50,485
Novatek Microelectronics Corp. (a)	164,000	2,294,967
Nuvoton Technology Corp.	44,000	90,951
O-Bank Co. Ltd.	312,000	92,542
Oneness Biotech Co. Ltd. (b)	75,334	169,562
Orient Semiconductor Electronics Ltd.	121,000	186,395
Pan Jit International, Inc.	62,000	144,025
Pan-International Industrial Corp. (a)	108,000	192,414
Parade Technologies Ltd.	18,000	437,627
Pegatron Corp.	535,000	1,242,798
Pegavision Corp.	13,257	138,977
PharmaEssentia Corp. (a)	81,010	1,368,861
Phison Electronics Corp.	68,000	1,575,169
Phoenix Silicon International Corp.	34,000	200,801
Pixart Imaging, Inc. (a)	30,000	238,697
Polaris Group (b)	108,727	131,458
Posiflex Technology, Inc.	30,000	225,409
Pou Chen Corp.	543,000	513,995
Powerchip Semiconductor Manufacturing Corp. (a) (b)	886,000	738,382
Powertech Technology, Inc.	193,000	924,536
Poya International Co. Ltd.	12,580	193,583
President Chain Store Corp.	162,000	1,318,197
President Securities Corp.	184,052	141,007
Primax Electronics Ltd.	132,000	340,416
Prince Housing & Development Corp.	113,000	33,887

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Promate Electronic Co. Ltd. (a)	136,797	$220,155
Qisda Corp.	341,000	337,330
Quanta Computer, Inc. (a)	762,000	7,250,476
Quanta Storage, Inc.	61,000	229,165
Radiant Opto-Electronics Corp.	115,000	541,456
Raydium Semiconductor Corp.	14,000	127,699
Realtek Semiconductor Corp.	138,000	2,490,321
Ruentex Development Co. Ltd.	368,416	357,803
Ruentex Engineering & Construction Co.	18,480	93,376
Ruentex Industries Ltd. (a)	136,295	234,328
Run Long Construction Co. Ltd.	115,236	108,513
Sakura Development Co. Ltd.	122,631	195,345
Sanyang Motor Co. Ltd.	154,000	314,286
Scientech Corp. (a)	18,000	233,283
Sercomm Corp.	63,000	208,774
Shanghai Commercial & Savings Bank Ltd.	1,170,492	1,614,909
Shihlin Electric & Engineering Corp.	54,000	322,462
Shin Zu Shing Co. Ltd. (a)	34,820	297,041
Shinfox Energy Co. Ltd.	20,027	36,995
Shinkong Insurance Co. Ltd.	53,000	209,545
Shinkong Synthetic Fibers Corp.	294,000	136,495
Shiny Chemical Industrial Co. Ltd.	33,300	147,500
ShunSin Technology Holding Ltd.	10,000	51,020
Sigurd Microelectronics Corp.	99,078	295,823
Silicon Integrated Systems Corp.	74,750	140,533
Simplo Technology Co. Ltd.	47,000	570,576
Sinbon Electronics Co. Ltd.	65,000	490,518
Sincere Navigation Corp.	89,000	67,455
Sino-American Silicon Products, Inc.	150,000	570,904
Sinon Corp.	67,000	97,275
SinoPac Financial Holdings Co. Ltd.	3,085,370	2,530,817
Sinyi Realty, Inc.	36,000	28,407
Sitronix Technology Corp.	24,000	170,877
Soft-World International Corp.	32,000	114,443
Solar Applied Materials Technology Corp.	100,205	204,829
Solomon Technology Corp. (a)	29,000	135,114
Sporton International, Inc.	20,527	120,557
Sports Gear Co. Ltd.	25,000	83,667
Standard Foods Corp.	51,417	50,948
Starlux Airlines Co. Ltd. (a) (b)	510,000	413,315
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	224,129
Supreme Electronics Co. Ltd. (a)	151,473	221,161
Synmosa Biopharma Corp.	6,934	7,792
Synnex Technology International Corp.	386,550	801,560
Systex Corp.	72,000	285,846
TA Chen Stainless Pipe	557,199	703,857
Ta Ya Electric Wire & Cable	208,083	274,458
Security Description	Shares	Value
Taichung Commercial Bank Co. Ltd.	1,089,717	$811,621
TaiMed Biologics, Inc. (b)	49,971	124,116
Tainan Spinning Co. Ltd.	262,000	115,621
Taiwan Business Bank	2,202,540	1,138,198
Taiwan Cogeneration Corp.	231,124	361,345
Taiwan Cooperative Financial Holding Co. Ltd.	3,108,309	2,513,939
Taiwan Fertilizer Co. Ltd.	146,000	235,685
Taiwan Glass Industry Corp. (a) (b)	164,000	147,438
Taiwan High Speed Rail Corp.	514,000	473,896
Taiwan Hon Chuan Enterprise Co. Ltd.	103,246	431,914
Taiwan Mobile Co. Ltd.	489,000	1,748,835
Taiwan Paiho Ltd.	81,000	143,779
Taiwan Sakura Corp.	67,000	188,175
Taiwan Secom Co. Ltd.	50,000	182,919
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,940,000	297,155,325
Taiwan Shin Kong Security Co. Ltd.	33,000	44,230
Taiwan Speciality Chemicals Corp.	31,000	319,887
Taiwan Surface Mounting Technology Corp.	62,000	212,580
Taiwan Union Technology Corp. (a)	55,000	567,541
Tatung Co. Ltd.	363,850	462,602
TCC Group Holdings Co. Ltd.	1,820,590	1,433,630
Teco Electric & Machinery Co. Ltd.	342,000	1,067,137
Test Research, Inc.	44,000	257,694
Thinking Electronic Industrial Co. Ltd.	26,000	145,876
Tigerair Taiwan Co. Ltd. (a)	68,000	171,796
Ton Yi Industrial Corp.	282,000	165,621
Tong Hsing Electronic Industries Ltd.	40,480	154,068
Tong Yang Industry Co. Ltd.	109,000	334,031
Topco Scientific Co. Ltd.	39,097	402,797
Topkey Corp.	8,000	50,660
Transcend Information, Inc.	51,000	184,067
Tripod Technology Corp.	126,000	1,242,306
TS Financial Holding Co. Ltd.	6,159,290	3,637,615
TSRC Corp.	58,000	30,829
TTY Biopharm Co. Ltd.	79,000	202,956
Tung Ho Steel Enterprise Corp. (a)	102,560	204,259
TXC Corp.	62,000	184,914
U-Ming Marine Transport Corp.	120,000	224,818
Unimicron Technology Corp.	370,000	1,839,196
Union Bank of Taiwan	488,040	287,431
Uni-President Enterprises Corp.	1,533,880	3,945,672
Unitech Printed Circuit Board Corp.	333,201	291,898

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
United Integrated Services Co. Ltd.	69,000	$2,028,480
United Microelectronics Corp. (a)	3,237,000	4,837,763
Universal Cement Corp.	125,021	125,727
Universal Microwave Technology, Inc.	18,000	264,289
Universal Vision Biotechnology Co. Ltd.	11,565	60,333
UPI Semiconductor Corp.	12,000	83,076
Vanguard International Semiconductor Corp. (a)	319,493	1,069,240
Via Technologies, Inc.	38,000	69,322
VisEra Technologies Co. Ltd.	21,000	192,926
Visual Photonics Epitaxy Co. Ltd. (a)	57,000	301,102
Voltronic Power Technology Corp.	18,200	553,560
Wah Lee Industrial Corp.	32,360	101,291
Walsin Lihwa Corp.	949,654	808,568
Walsin Technology Corp.	63,000	216,008
Wan Hai Lines Ltd. (a)	185,570	452,387
Win Semiconductors Corp.	73,000	222,511
Winbond Electronics Corp. (b)	747,345	834,933
WinWay Technology Co. Ltd.	7,000	520,211
Wisdom Marine Lines Co. Ltd.	77,000	148,300
Wistron Corp.	854,842	3,940,721
Wiwynn Corp.	33,000	3,589,310
WNC Corp.	86,792	331,756
Wowprime Corp.	13,194	99,568
WPG Holdings Ltd.	453,480	983,497
WT Microelectronics Co. Ltd.	189,711	874,545
XinTec, Inc. (a)	49,000	230,707
Yageo Corp.	470,240	2,622,902
Yang Ming Marine Transport Corp. (a)	597,000	1,038,159
Yankey Engineering Co. Ltd.	18,845	273,604
YFY, Inc.	199,000	166,497
Yieh Phui Enterprise Co. Ltd. (b)	453,384	232,062
Yuanta Financial Holding Co. Ltd.	3,019,423	3,452,552
Yulon Finance Corp.	69,476	231,374
Yulon Motor Co. Ltd.	122,712	140,516
Yungshin Construction & Development Co. Ltd.	13,000	37,322
Zhen Ding Technology Holding Ltd.	190,000	1,034,845
		618,686,659
TANZANIA, UNITED REPUBLIC OF — 0.0% *
Helios Towers PLC (b)	168,896	338,791
THAILAND — 0.4%
Advanced Info Service PCL	343,400	3,083,765
AEON Thana Sinsap Thailand PCL	10,400	37,389
Airports of Thailand PCL	1,046,400	1,307,798
Amata Corp. PCL	98,300	48,839
AP Thailand PCL	621,274	169,674
Security Description	Shares	Value
Asia Aviation PCL NVDR (b)	2,785,646	$109,174
B Grimm Power PCL	246,100	104,045
Bangchak Corp. PCL	206,300	195,764
Bangkok Airways PCL	214,800	87,498
Bangkok Chain Hospital PCL	467,800	187,669
Bangkok Commercial Asset Management PCL	256,500	61,345
Bangkok Dusit Medical Services PCL Class F	3,523,400	2,228,968
Bangkok Expressway & Metro PCL	1,659,300	263,706
Bangkok Life Assurance PCL	55,700	32,315
Bangkok Life Assurance PCL NVDR	300,000	174,047
Banpu PCL	1,840,732	257,890
BCPG PCL	256,000	66,755
Berli Jucker PCL	342,400	216,609
Betagro PCL	135,600	77,414
BTS Group Holdings PCL (a) (b)	1,612,000	152,221
Bumrungrad Hospital PCL	198,800	1,076,667
Cal-Comp Electronics Thailand PCL Class F	904,100	153,450
Carabao Group PCL	69,500	117,424
Central Pattana PCL	518,900	896,726
Central Plaza Hotel PCL	96,000	88,875
CH Karnchang PCL	146,300	69,527
Charoen Pokphand Foods PCL	1,330,600	915,673
Chularat Hospital PCL	887,900	43,566
CK Power PCL	64,900	5,448
Com7 PCL Class F	285,000	226,470
CP ALL PCL	1,685,800	2,458,079
CP Axtra PCL (a)	417,587	289,946
Delta Electronics Thailand PCL	837,400	4,095,908
Electricity Generating PCL	49,100	173,490
Energy Absolute PCL (a) (b)	755,626	77,883
Global Power Synergy PCL	472,600	565,137
Gulf Development PCL (b)	1,223,653	1,642,614
Hana Microelectronics PCL	82,100	57,765
Home Product Center PCL	1,184,900	272,412
IRPC PCL	1,621,600	56,047
I-TAIL Corp. PCL	86,200	41,763
Jasmine Technology Solution PCL (b)	141,000	129,448
JMT Network Services PCL	142,100	51,744
Kasikornbank PCL	157,800	815,661
KCE Electronics PCL	142,900	100,544
Kiatnakin Phatra Bank PCL	25,400	46,050
Krung Thai Bank PCL	1,099,200	841,233
Land & Houses PCL	1,692,400	225,618
MBK PCL	133,987	71,945
Mega Lifesciences PCL	50,300	48,119
Minor International PCL	761,417	542,778
Muangthai Capital PCL	156,000	194,970
Osotspa PCL	292,600	155,307
Plan B Media PCL	288,360	38,976
PTT Exploration & Production PCL	361,000	1,286,700

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
PTT Global Chemical PCL (a)	451,400	$346,856
PTT PCL	2,792,400	2,865,215
Quality Houses PCL	981,000	41,171
Ratch Group PCL	219,100	174,103
Regional Container Lines PCL	47,800	39,090
Sansiri PCL	1,966,900	88,618
SCB X PCL	486,900	1,930,771
SCG Packaging PCL	989,700	586,398
Siam Cement PCL	179,465	1,273,783
Siam Global House PCL (a)	997,753	234,005
Sri Trang Agro-Industry PCL	199,100	77,416
Sri Trang Gloves Thailand PCL	169,000	38,071
Srisawad Corp. PCL	172,062	159,292
Star Petroleum Refining PCL	208,500	30,755
Supalai PCL	253,900	142,601
Thai Life Insurance PCL	1,240,100	405,649
Thai Oil PCL	295,557	321,505
Thai Union Group PCL	372,800	147,256
Thai Vegetable Oil PCL	91,960	71,655
Thanachart Capital PCL	32,400	50,242
TIDLOR Holdings PCL	262,474	159,566
Tipco Asphalt PCL	85,400	38,477
Tisco Financial Group PCL	261,100	821,855
TMBThanachart Bank PCL	2,553,000	149,690
TOA Paint Thailand PCL	51,700	21,698
TPI Polene Power PCL	409,400	28,300
True Corp. PCL (a) (b)	2,322,870	745,497
TTW PCL	540,600	151,812
VGI PCL (a)	1,064,784	51,917
WHA Corp. PCL	1,565,200	171,952
		38,102,064
TURKEY — 0.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	116,279	80,818
Akbank TAS	835,125	1,259,300
Aksa Akrilik Kimya Sanayii AS	280,824	74,764
Aksa Enerji Uretim AS (b)	69,891	62,662
Alarko Holding AS	37,401	74,028
Anadolu Anonim Turk Sigorta Sirketi	177,320	91,346
Anadolu Efes Biracilik Ve Malt Sanayii AS	861,180	286,435
Arcelik AS (b)	48,914	148,811
Aselsan Elektronik Sanayi Ve Ticaret AS	373,368	1,930,571
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	95,516	224,200
Aygaz AS	35,787	156,986
Baticim Bati Anadolu Cimento Sanayii AS (b)	415,617	43,180
BIM Birlesik Magazalar AS	126,852	1,650,460
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	12,885	132,009
Cimsa Cimento Sanayi VE Ticaret AS	63,005	71,368
Security Description	Shares	Value
Destek Finans Faktoring AS (b)	32,474	$520,921
Dogan Sirketler Grubu Holding AS	36,502	15,038
Dogus Otomotiv Servis ve Ticaret AS	17,178	72,669
EGE Endustri VE Ticaret AS	276	53,832
Eldorado Gold Corp. (b)	54,000	1,559,767
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	987,386	471,840
Enerjisa Enerji AS (e)	259,807	497,051
Eregli Demir ve Celik Fabrikalari TAS	1,075,978	760,783
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	62,592	42,300
Ford Otomotiv Sanayi AS	172,840	411,727
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	113,438
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	23,865	25,942
Grainturk Tarim AS	14,058	166,087
Gubre Fabrikalari TAS (b)	14,397	98,766
Haci Omer Sabanci Holding AS	721,626	1,506,407
Hektas Ticaret TAS (b)	253,300	22,601
Is Yatirim Menkul Degerler AS	75,462	78,800
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	198,426	135,527
Kiler Holding AS (b)	49,731	132,758
KOC Holding AS	198,396	824,970
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	31,169	67,465
LDR Turizm AS	16,736	127,591
Lydia Holding AS (b)	39,211	118,726
Lydia Yesil Enerji Kaynaklari Anonimsirketi (b)	221	66,889
Mavi Giyim Sanayi Ve Ticaret AS Class B (e)	203,526	182,868
Migros Ticaret AS	21,576	230,909
MLP Saglik Hizmetleri AS (b) (e)	8,993	71,805
Nuh Cimento Sanayi AS	16,787	90,071
Otokar Otomotiv Ve Savunma Sanayi AS (b)	9,030	111,299
Oyak Cimento Fabrikalari AS (b)	258,413	131,629
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	154,312	423,073
Pegasus Hava Tasimaciligi AS (b)	111,878	582,523
Petkim Petrokimya Holding AS (b)	532,531	231,683
Ral Yatirim Holding AS (b)	76,559	293,675
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	263,584	126,466
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	400,000	139,969
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	52,250
Sok Marketler Ticaret AS	87,998	77,034

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
TAV Havalimanlari Holding AS (b)	53,368	$308,037
Tekfen Holding AS	45,605	89,388
Tera Yatirim Menkul Degerler AS (b)	19,431	310,294
Tofas Turk Otomobil Fabrikasi AS	31,315	195,246
Turk Altin Isletmeleri AS (b)	302,505	183,480
Turk Hava Yollari AO	159,985	1,211,993
Turk Traktor ve Ziraat Makineleri AS	8,791	120,616
Turkcell Iletisim Hizmetleri AS	332,826	783,228
Turkiye Is Bankasi AS Class C	2,285,862	777,887
Turkiye Petrol Rafinerileri AS	250,925	1,125,468
Turkiye Sigorta AS	488,908	109,115
Turkiye Sinai Kalkinma Bankasi AS (b)	312,500	100,408
Turkiye Sise ve Cam Fabrikalari AS	278,975	250,390
Ulker Biskuvi Sanayi AS	157,977	397,027
Yapi ve Kredi Bankasi AS (b)	910,119	742,883
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	280,153	155,234
		23,784,781
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	858,722	3,408,703
Abu Dhabi Islamic Bank PJSC	489,399	2,902,017
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	853,498
ADNOC Drilling Co. PJSC	900,000	1,379,526
Adnoc Gas PLC	1,574,442	1,517,431
Agthia Group PJSC	208,635	218,689
Air Arabia PJSC	732,040	747,386
Ajman Bank PJSC	378,572	147,388
Al Waha Capital PJSC	424,774	182,723
Aldar Properties PJSC	1,155,220	2,981,619
Amanat Holdings PJSC	457,454	141,981
Americana Restaurants International PLC - Foreign Co.	883,239	473,722
Apex Investment Co. PSC (b)	161,887	177,622
Dana Gas PJSC	2,449,126	506,762
Dubai Electricity & Water Authority PJSC	1,491,391	1,100,373
Dubai Financial Market PJSC	700,652	307,119
Dubai Investments PJSC	1,035,581	851,471
Dubai Islamic Bank PJSC	921,020	2,402,225
Emaar Development PJSC	338,697	1,240,260
Emaar Properties PJSC	1,853,346	6,584,853
Emirates Central Cooling Systems Corp.	617,533	272,367
Emirates NBD Bank PJSC	588,233	3,891,659
Emirates Telecommunications Group Co. PJSC	940,883	4,826,092
First Abu Dhabi Bank PJSC	1,240,488	5,282,122
Security Description	Shares	Value
Gulf Navigation Holding PJSC (b)	69,029	$169,519
Multiply Group PJSC (b)	955,020	756,632
NMDC Energy	356,855	236,090
Parkin Co. PJSC	215,464	322,639
Phoenix Group PLC (b)	399,930	148,082
RAK Properties PJSC (b)	185,714	74,832
Ras Al Khaimah Ceramics PJSC	70,256	46,289
Salik Co. PJSC	526,157	860,932
Space42 PLC (b)	426,134	214,633
Spinneys 1961 Holding PLC	231,440	97,037
		45,324,293
UNITED KINGDOM — 7.1%
3i Group PLC	272,552	15,003,489
4imprint Group PLC	8,505	369,830
AB Dynamics PLC	3,400	65,455
Aberdeen Group PLC	486,401	1,293,264
Admiral Group PLC	70,965	3,202,388
Advanced Medical Solutions Group PLC (a)	75,169	227,186
AG Barr PLC	29,655	266,686
AJ Bell PLC	87,150	635,319
Alfa Financial Software Holdings PLC (e)	26,667	83,648
Allfunds Group PLC	88,575	660,360
Alpha Group International PLC	9,470	535,458
Alphawave IP Group PLC (a) (b)	148,398	372,591
Anglogold Ashanti PLC (d)	133,038	9,357,809
Anglogold Ashanti PLC (d)	8,814	619,889
AO World PLC (b)	129,799	181,382
Ashmore Group PLC	105,285	252,581
Ashtead Group PLC	120,210	8,034,995
Ashtead Technology Holdings PLC (a)	17,907	83,893
ASOS PLC (a) (b)	11,344	42,608
Associated British Foods PLC	106,430	2,938,702
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	126,124	139,911
AstraZeneca PLC	436,842	65,761,187
Auction Technology Group PLC (b)	27,525	119,319
Auto Trader Group PLC (e)	242,122	2,569,191
Aviva PLC	859,461	7,935,045
Avon Technologies PLC	10,000	286,078
B&M European Value Retail SA	283,062	997,266
Babcock International Group PLC	66,673	1,193,789
BAE Systems PLC	846,167	23,455,149
Bakkavor Group PLC (e)	41,589	119,257
Balfour Beatty PLC	140,668	1,225,252
Baltic Classifieds Group PLC	121,468	506,932
Barclays PLC	3,984,149	20,360,458
Barratt Redrow PLC	364,252	1,911,969
Beazley PLC	204,638	2,498,730
Bellway PLC	31,608	1,044,233
Berkeley Group Holdings PLC	27,254	1,407,455

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Big Yellow Group PLC REIT	49,288	$644,961
Bodycote PLC	44,593	386,615
Breedon Group PLC	72,504	350,610
Bridgepoint Group PLC (a) (e)	65,089	267,260
British American Tobacco PLC	591,317	31,420,512
British Land Co. PLC REIT	262,255	1,229,358
BT Group PLC	1,764,035	4,539,492
Bunzl PLC	90,142	2,846,957
Burberry Group PLC (b)	101,904	1,602,359
Bytes Technology Group PLC (a)	51,912	277,170
Centrica PLC	1,370,813	3,074,532
Cerillion PLC	4,240	86,192
Chemring Group PLC	72,089	571,623
CK Hutchison Holdings Ltd.	766,024	5,045,850
Clarkson PLC	7,707	380,783
Close Brothers Group PLC (b)	49,400	328,533
CMC Markets PLC (e)	26,503	85,453
Coats Group PLC	1,183,382	1,327,076
Coca-Cola Europacific Partners PLC (d)	28,328	2,561,134
Coca-Cola Europacific Partners PLC (d)	36,621	3,317,587
Cohort PLC (a)	12,652	243,909
Compass Group PLC	478,186	16,280,639
Computacenter PLC	19,513	705,596
Convatec Group PLC (e)	432,887	1,348,539
Craneware PLC (a)	6,020	193,696
Cranswick PLC	14,266	964,121
Crest Nicholson Holdings PLC	47,279	103,494
Croda International PLC	34,986	1,273,582
Currys PLC	269,054	506,013
CVS Group PLC	20,835	350,053
DCC PLC (a)	32,380	2,080,190
Deliveroo PLC (b) (e)	405,741	981,573
Derwent London PLC REIT	34,274	804,244
Diageo PLC	626,900	14,984,585
Diploma PLC	37,980	2,712,477
DiscoverIE Group PLC	21,999	175,920
Domino's Pizza Group PLC	90,996	243,904
Dowlais Group PLC	300,934	323,701
Dr. Martens PLC	130,166	174,097
Drax Group PLC	100,257	944,122
Dunelm Group PLC	34,666	524,561
easyJet PLC	100,198	625,897
Elementis PLC	133,671	292,246
Empiric Student Property PLC REIT	317,012	395,196
Entain PLC	165,083	1,941,959
Fevertree Drinks PLC (a)	31,083	365,311
Firstgroup PLC	134,723	409,173
Foresight Group Holdings Ltd.	16,770	110,061
Frasers Group PLC (a) (b)	35,574	355,834
Future PLC	23,069	203,421
Games Workshop Group PLC	8,789	1,719,218
Gamma Communications PLC	21,055	283,453
GB Group PLC	66,689	203,352
Security Description	Shares	Value
Genuit Group PLC	65,716	$325,128
Genus PLC	15,401	491,386
GlobalData PLC (a)	91,631	152,347
Grafton Group PLC CDI	46,361	569,149
Grainger PLC REIT	199,424	520,841
Great Portland Estates PLC REIT	76,945	329,925
Greggs PLC (a)	30,291	654,099
Halma PLC	103,479	4,806,147
Hammerson PLC REIT	125,008	489,057
Harbour Energy PLC	143,548	400,804
Hays PLC	418,592	316,704
Hikma Pharmaceuticals PLC	44,363	1,014,108
Hill & Smith PLC	21,216	584,094
Hilton Food Group PLC	51,760	465,475
Hiscox Ltd.	90,633	1,670,381
Hollywood Bowl Group PLC	38,461	130,740
Howden Joinery Group PLC	146,554	1,664,212
HSBC Holdings PLC	4,913,861	69,129,740
Hunting PLC	40,060	182,556
Ibstock PLC (e)	111,679	209,284
ICG PLC	78,797	2,361,351
IG Group Holdings PLC	96,594	1,400,527
IMI PLC	69,091	2,126,295
Imperial Brands PLC	217,485	9,246,283
Inchcape PLC	95,889	893,952
Informa PLC	362,580	4,479,020
IntegraFin Holdings PLC	64,407	300,877
InterContinental Hotels Group PLC	43,890	5,302,460
International Consolidated Airlines Group SA	353,090	1,838,751
Intertek Group PLC	43,990	2,796,441
Investec PLC	162,242	1,213,314
IP Group PLC (b)	238,094	172,127
ITV PLC	927,483	998,275
J D Wetherspoon PLC	57,341	526,086
J Sainsbury PLC	466,283	2,096,630
JD Sports Fashion PLC	725,660	931,005
JET2 PLC	29,777	566,834
John Wood Group PLC (a) (b)	207,041	51,398
Johnson Matthey PLC	46,163	1,249,154
Johnson Service Group PLC	109,541	221,204
Judges Scientific PLC (a)	1,508	127,493
Jupiter Fund Management PLC	87,814	170,236
Just Eat Takeaway.com NV (a) (b) (e)	46,935	1,113,451
Just Group PLC	273,949	780,020
Kainos Group PLC	19,985	254,116
Keller Group PLC	18,468	374,927
Kier Group PLC	95,769	284,289
Kingfisher PLC	481,291	2,000,185
Lancashire Holdings Ltd.	64,356	584,815
Land Securities Group PLC REIT	195,317	1,530,343
Legal & General Group PLC	1,615,639	5,176,629

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Lloyds Banking Group PLC	16,874,713	$19,041,880
London Stock Exchange Group PLC	133,749	15,333,877
LondonMetric Property PLC REIT	622,686	1,524,852
M&G PLC	616,097	2,098,434
Man Group PLC	317,209	761,844
Marks & Spencer Group PLC	609,083	2,988,820
Marshalls PLC	52,469	127,711
Me Group International PLC	39,304	97,995
Melrose Industries PLC	349,155	2,861,664
Metlen Energy & Metals PLC (b)	28,369	1,590,011
Metro Bank Holdings PLC (b)	88,827	144,935
Mitchells & Butlers PLC (b)	71,296	237,076
Mitie Group PLC	312,065	584,804
Molten Ventures PLC (b)	37,066	192,614
MONY Group PLC	134,648	359,277
Moonpig Group PLC	77,622	237,212
Morgan Advanced Materials PLC	79,507	235,480
Morgan Sindall Group PLC	10,990	656,911
National Grid PLC	1,380,900	19,845,218
NatWest Group PLC	2,281,682	16,022,064
NCC Group PLC (a)	91,183	181,432
Next PLC	33,395	5,563,555
Ninety One PLC	69,121	189,644
Ocado Group PLC (b)	159,178	482,160
OSB Group PLC	99,754	762,118
Oxford Instruments PLC	15,307	380,818
Oxford Nanopore Technologies PLC (a) (b)	125,370	257,051
Pagegroup PLC	75,733	232,663
Paragon Banking Group PLC	50,256	586,926
Paratus Energy Services Ltd.	22,511	92,049
Pearson PLC	195,923	2,786,639
Pennon Group PLC	124,477	783,591
Pepco Group NV (a)	35,850	255,941
Persimmon PLC	144,136	2,248,960
Pets at Home Group PLC	115,550	318,585
Phoenix Group Holdings PLC	184,913	1,601,923
Playtech PLC	65,259	324,185
Polar Capital Holdings PLC	18,095	116,808
Premier Foods PLC	172,484	445,837
Primary Health Properties PLC REIT (a)	744,668	915,291
PRS REIT PLC	120,251	181,638
QinetiQ Group PLC	134,278	993,341
Quilter PLC (e)	370,321	828,581
Raspberry PI Holdings PLC (b)	21,011	115,633
Rathbones Group PLC	14,419	354,455
Reckitt Benckiser Group PLC	191,342	14,729,236
RELX PLC	517,007	24,757,458
Renew Holdings PLC	16,446	179,337
Renishaw PLC	8,997	433,012
Rentokil Initial PLC	688,105	3,481,266
Rightmove PLC	248,750	2,372,958
Rolls-Royce Holdings PLC	2,380,170	38,131,220
Security Description	Shares	Value
Rotork PLC	224,205	$1,023,224
RS Group PLC	125,026	956,878
Safestore Holdings PLC REIT	57,625	510,461
Sage Group PLC	285,743	4,231,497
Savills PLC	36,289	466,068
Schroders PLC	212,585	1,076,084
Segro PLC REIT	475,087	4,191,846
Senior PLC	110,719	296,024
Serco Group PLC	275,319	877,695
Serica Energy PLC	48,012	127,592
Severn Trent PLC	72,992	2,543,111
Shaftesbury Capital PLC REIT	369,994	706,810
Sigmaroc PLC (b)	215,301	349,558
Smith & Nephew PLC	248,121	4,467,691
Smiths Group PLC	92,489	2,928,554
Softcat PLC	53,410	1,134,633
Spectris PLC	26,079	1,439,463
Spirax Group PLC	19,451	1,784,570
Spire Healthcare Group PLC (e)	64,329	215,641
Spirent Communications PLC	153,174	409,122
SSE PLC	319,283	7,485,573
SSP Group PLC	210,596	485,661
St. James's Place PLC	143,479	2,453,115
Standard Chartered PLC	556,643	10,757,360
Subsea 7 SA	59,317	1,224,649
Supermarket Income REIT PLC (a)	385,678	407,068
Target Healthcare REIT PLC	132,171	172,241
Tate & Lyle PLC	95,117	575,719
Taylor Wimpey PLC	1,664,602	2,309,320
Telecom Plus PLC	28,411	716,773
Tesco PLC	1,849,464	11,092,243
THG PLC (a) (b)	181,987	91,924
TORM PLC Class A	18,660	383,757
TP ICAP Group PLC	200,101	742,158
Trainline PLC (b) (e)	133,185	500,607
Travis Perkins PLC	108,759	893,875
Tritax Big Box REIT PLC	595,177	1,157,817
Trustpilot Group PLC (b) (e)	87,561	266,878
Unilever PLC	690,695	40,913,323
UNITE Group PLC REIT	103,226	999,180
United Utilities Group PLC	193,016	2,979,155
Vesuvius PLC	56,198	282,956
Victrex PLC	20,054	194,383
Vistry Group PLC (b)	88,388	769,167
Vodafone Group PLC	5,485,653	6,362,969
Volex PLC (a)	21,261	104,043
Volution Group PLC	58,319	496,981
Watches of Switzerland Group PLC (b) (e)	60,025	295,275
Weir Group PLC	69,208	2,545,439
WH Smith PLC	34,479	314,013
Whitbread PLC	59,087	2,561,377
Wise PLC Class A (b)	202,234	2,817,866
Workspace Group PLC REIT	89,405	477,233
WPP PLC	290,648	1,439,146

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
XPS Pensions Group PLC	49,990	$228,144
Yellow Cake PLC (b) (e)	57,194	439,270
YouGov PLC (a)	29,430	118,662
Young & Co.'s Brewery PLC Class A	7,261	78,201
Zigup PLC	49,668	217,982
		750,316,628
UNITED STATES — 5.2%
Alcon AG	140,771	10,484,622
Amrize Ltd. (b)	143,726	6,934,759
Aura Minerals, Inc. (b)	9,300	346,053
Bausch Health Cos., Inc. (a) (b)	72,600	467,512
Bitdeer Technologies Group Class A (a) (b)	24,900	425,541
BP PLC	4,468,181	25,610,094
BRP, Inc. (a)	9,067	551,423
Carnival PLC (b)	36,282	965,903
CSL Ltd.	136,408	17,918,147
CyberArk Software Ltd. (b)	13,483	6,514,311
Diversified Energy Co. PLC	15,037	210,331
Eagle Hospitality Trust REIT (a) (b) (c)	112,600	—
Energy Fuels, Inc. (b)	64,700	993,703
Experian PLC	258,435	12,949,514
Ferrovial SE	144,695	8,293,409
Fiverr International Ltd. (b)	7,900	192,839
GCC SAB de CV (a)	46,700	441,844
GFL Environmental, Inc.	62,100	2,943,881
GSK PLC	1,150,522	24,387,280
Haleon PLC	2,531,082	11,326,429
Holcim AG	143,726	12,164,279
Inmode Ltd. (b)	17,500	260,750
James Hardie Industries PLC CDI (b)	183,334	3,411,848
JBS NV Class A (b)	104,000	1,552,720
JS Global Lifestyle Co. Ltd. (a) (b) (e)	278,500	66,579
Legend Biotech Corp. ADR (a) (b)	22,300	727,203
MDA Space Ltd. (b)	30,600	762,251
Monday.com Ltd. (b)	11,655	2,257,457
Nestle SA	725,836	66,658,501
Novartis AG	535,585	67,394,923
PolyPeptide Group AG (b) (e)	3,447	102,676
Qiagen NV	70,381	3,117,288
Reliance Worldwide Corp. Ltd.	219,021	593,689
Resolute Forest Products, Inc. (b)	7,600	10,792
RHI Magnesita NV	4,361	120,943
Riskified Ltd. Class A (b)	40,700	190,476
Roche Holding AG	197,920	64,650,799
Roche Holding AG Bearer Shares	9,060	3,099,519
Sanofi SA	311,286	28,730,525
Schneider Electric SE	154,453	43,120,180
Shell PLC	1,660,035	59,144,574
Security Description	Shares	Value
Signify NV (e)	38,351	$1,004,892
Sims Ltd.	53,199	471,394
Sinch AB (b) (e)	160,520	516,628
Spotify Technology SA (b)	43,100	30,083,800
Stellantis NV	565,012	5,220,823
Swiss Re AG	84,165	15,555,160
TELUS International CDA, Inc. (a) (b)	22,100	98,635
Tenaris SA	123,860	2,210,684
Titan SA	12,284	502,293
Vobile Group Ltd. (a) (b)	586,000	449,645
		546,209,521
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	200,800	4,543,039
TOTAL COMMON STOCKS (Cost $7,597,919,392)		10,478,514,781
PREFERRED STOCKS — 0.0% *
COLOMBIA — 0.0% *
Grupo Cibest SA Preference Shares 8.86%	89,644	1,168,846
INDIA — 0.0% *
Piramal Finance Ltd.,	19,534	247,330
TVS Motor Co. Ltd., 6.00% September 01, 2026 (b)	249,516	28,102
		275,432
JAPAN — 0.0% *
Ito En Ltd. Preference Shares 3.09%	17,800	218,515
TOTAL PREFERRED STOCKS (Cost $1,353,320)		1,662,793
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (b)	4,370	9,756
HONG KONG — 0.0%
Sihuan Pharmaceutical Holdings Group Ltd. (expiring 09/30/25) (b) (c)	169	—
KUWAIT — 0.0% *
Kuwait Real Estate Co. KSC (expiring 10/14/25) (b)	19,298	11,305
SINGAPORE — 0.0% *
Keppel DC REIT (expiring 10/13/25) (b)	40,043	4,659
SOUTH KOREA — 0.0% *
Robotis Co. Ltd. (expiring 11/10/25) (b)	425	16,327
TOTAL RIGHTS (Cost $0)		42,047

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% *
AUSTRALIA — 0.0% *
Magellan Financial Group Ltd. (expiring 04/16/27) (b)	2,771	$81
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (b)	1,099	582
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c)	4,200	—
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (b)	5,391	16,558
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—
		16,558
MALAYSIA — 0.0% *
Frontken Corp. Bhd. (expiring 05/03/26) (b)	30,950	1,912
Scientex Bhd. (expiring 01/14/26) (b)	4,960	30
Supermax Corp. Bhd. (expiring 03/01/30) (b)	24,016	770
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	56,050	2,064
VS Industry Bhd. (expiring 09/05/26) (b)	44,400	211
YTL Corp. Bhd. (expiring 06/02/28) (b)	149,220	45,385
YTL Power International Bhd. (expiring 06/02/28) (b)	164,440	68,769
		119,141
THAILAND — 0.0% *
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (b)	2,116	85
VGI PCL (expiring 05/23/27) (b)	223,290	138
		223
TOTAL WARRANTS (Cost $0)		136,585
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	100,217,652	100,217,652
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	191,230,174	$191,230,174
TOTAL SHORT-TERM INVESTMENTS (Cost $291,447,826)		291,447,826
TOTAL INVESTMENTS — 101.7% (Cost $7,890,720,538)		10,771,804,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(181,943,995)
NET ASSETS — 100.0%		$10,589,860,037
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $164,203, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	612	12/19/2025	$41,067,100	$41,606,821	$539,721
MSCI EAFE Index (long)	662	12/19/2025	91,963,011	92,193,430	230,419
S&P/TSX 60 Index (long)	16	12/18/2025	3,981,818	4,077,160	95,342
					$865,482

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,436,082,725	$42,267,853	$164,203	$10,478,514,781
Preferred Stocks	1,634,691	28,102	—	1,662,793
Rights	21,061	20,986	0(a)	42,047
Warrants	21,849	114,736	0(a)	136,585
Short-Term Investments	291,447,826	—	—	291,447,826
TOTAL INVESTMENTS	$10,729,208,152	$42,431,677	$164,203	$10,771,804,032
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$865,482	$—	$—	$865,482
TOTAL OTHER FINANCIAL INSTRUMENTS:	$865,482	$—	$—	$865,482
(a)	The Portfolio held Level 3 securities that were valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	213,933,446	$213,933,446	$1,572,836,168	$1,686,551,962	$—	$—	100,217,652	$100,217,652	$5,790,584
State Street Navigator Securities Lending Portfolio II	146,825,909	146,825,909	824,114,230	779,709,965	—	—	191,230,174	191,230,174	913,341
Total		$360,759,355	$2,396,950,398	$2,466,261,927	$—	$—		$291,447,826	$6,703,925
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The Schedule of Investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 2.5%
AAR Corp. (a)	11,241	$1,007,980
AeroVironment, Inc. (a) (b)	9,845	3,100,092
AerSale Corp. (a) (b)	11,100	90,909
AIRO Group Holdings, Inc. (a)	2,200	42,240
Archer Aviation, Inc. Class A (a) (b)	172,600	1,653,508
Astronics Corp. (a)	9,468	431,835
ATI, Inc. (a)	44,337	3,606,372
BWX Technologies, Inc.	28,908	5,329,768
Byrna Technologies, Inc. (a) (b)	5,500	121,880
Cadre Holdings, Inc. (b)	9,000	328,590
Curtiss-Wright Corp.	11,886	6,453,385
Ducommun, Inc. (a)	4,400	422,972
Eve Holding, Inc. (a) (b)	17,219	65,604
HEICO Corp.	13,788	4,451,042
HEICO Corp. Class A	23,864	6,063,604
Hexcel Corp.	25,085	1,572,830
Intuitive Machines, Inc. (a) (b)	34,500	362,940
Karman Holdings, Inc. (a)	8,600	620,920
Kratos Defense & Security Solutions, Inc. (a) (b)	51,648	4,719,078
Leonardo DRS, Inc.	24,200	1,098,680
Loar Holdings, Inc. (a)	13,700	1,096,000
Mercury Systems, Inc. (a) (b)	16,300	1,261,620
Moog, Inc. Class A	8,821	1,831,857
National Presto Industries, Inc. (b)	1,690	189,534
Park Aerospace Corp.	5,700	115,938
Redwire Corp. (a) (b)	15,800	142,042
Rocket Lab Corp. (a) (b)	132,700	6,357,657
Satellogic, Inc. Class A (a) (b)	22,100	72,488
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	37,519	1,448,233
StandardAero, Inc. (a)	45,300	1,236,237
V2X, Inc. (a) (b)	5,900	342,731
Voyager Technologies, Inc. Class A (a)	4,400	131,032
VSE Corp. (b)	6,380	1,060,611
Woodward, Inc.	18,827	4,757,771
		61,587,980
AIR FREIGHT & LOGISTICS — 0.1%
Forward Air Corp. (a) (b)	6,651	170,531
GXO Logistics, Inc. (a)	35,593	1,882,514
Hub Group, Inc. Class A	18,934	652,087
Radiant Logistics, Inc. (a)	10,753	63,443
		2,768,575
Security Description	Shares	Value
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	36,500	$1,816,970
Allegiant Travel Co. (a)	4,550	276,503
American Airlines Group, Inc. (a) (b)	206,900	2,325,556
Frontier Group Holdings, Inc. (a) (b)	26,400	116,556
JetBlue Airways Corp. (a) (b)	104,436	513,825
Joby Aviation, Inc. (a) (b)	144,728	2,335,910
SkyWest, Inc. (a)	12,703	1,278,176
Strata Critical Medical, Inc. (a) (b)	19,700	99,682
Sun Country Airlines Holdings, Inc. (a)	15,800	186,598
		8,949,776
AUTO COMPONENTS — 0.8%
Adient PLC (a)	26,700	642,936
American Axle & Manufacturing Holdings, Inc. (a) (b)	36,750	220,868
BorgWarner, Inc.	69,800	3,068,408
Cooper-Standard Holdings, Inc. (a) (b)	5,300	195,729
Dana, Inc.	41,442	830,498
Dorman Products, Inc. (a)	8,627	1,344,777
Fox Factory Holding Corp. (a)	13,197	320,555
Garrett Motion, Inc.	41,700	567,954
Gentex Corp.	71,681	2,028,572
Gentherm, Inc. (a)	9,585	326,465
Goodyear Tire & Rubber Co. (a) (b)	80,816	604,504
Holley, Inc. (a)	17,000	53,380
LCI Industries	7,613	709,151
Lear Corp. (b)	16,924	1,702,724
Luminar Technologies, Inc. (a) (b)	14,406	27,515
Modine Manufacturing Co. (a) (b)	16,383	2,329,007
Motorcar Parts of America, Inc. (a) (b)	4,200	69,468
Patrick Industries, Inc. (b)	10,191	1,054,055
Phinia, Inc.	12,100	695,508
QuantumScape Corp. (a) (b)	134,101	1,652,124
Solid Power, Inc. (a) (b)	47,800	165,866
Standard Motor Products, Inc.	6,643	271,167
Strattec Security Corp. (a)	1,200	81,672
Visteon Corp.	8,458	1,013,776
XPEL, Inc. (a) (b)	7,400	244,718
		20,221,397
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
AUTOMOBILES — 0.3%
Faraday Future Intelligent Electric, Inc. (a) (b)	31,200	$40,560
Harley-Davidson, Inc. (b)	34,701	968,158
Livewire Group, Inc. (a)	11,248	53,428
Lucid Group, Inc. (a) (b)	39,849	948,008
Rivian Automotive, Inc. Class A (a) (b)	248,500	3,647,980
Thor Industries, Inc. (b)	16,101	1,669,512
Winnebago Industries, Inc.	8,600	287,584
		7,615,230
BANKS — 6.3%
1st Source Corp.	6,020	370,591
ACNB Corp. (b)	2,900	127,716
Amalgamated Financial Corp.	7,100	192,765
Amerant Bancorp, Inc.	11,800	227,386
Ameris Bancorp	20,759	1,521,842
Ames National Corp. (b)	3,022	61,105
Arrow Financial Corp.	5,265	149,000
Associated Banc-Corp.	51,704	1,329,310
Atlantic Union Bankshares Corp.	44,679	1,576,722
Axos Financial, Inc. (a)	17,032	1,441,759
Banc of California, Inc.	40,351	667,809
BancFirst Corp.	6,552	828,500
Bancorp, Inc. (a) (b)	14,278	1,069,279
Bank First Corp. (b)	2,900	351,799
Bank of Hawaii Corp.	12,426	815,643
Bank of Marin Bancorp	5,044	122,468
Bank of NT Butterfield & Son Ltd.	13,196	566,372
Bank OZK	33,844	1,725,367
Bank7 Corp. (b)	1,400	64,778
BankFinancial Corp.	2,300	27,669
BankUnited, Inc.	23,727	905,422
Bankwell Financial Group, Inc.	2,042	90,359
Banner Corp.	10,800	707,400
Bar Harbor Bankshares	4,780	145,599
BayCom Corp.	3,400	97,750
BCB Bancorp, Inc.	4,700	40,796
Beacon Financial Corp.	26,285	623,217
Blue Foundry Bancorp (a) (b)	7,091	64,457
Blue Ridge Bankshares, Inc. (a) (b)	19,200	81,216
BOK Financial Corp.	7,108	792,116
Bridgewater Bancshares, Inc. (a)	6,276	110,458
Burke & Herbert Financial Services Corp. (b)	4,375	269,894
Business First Bancshares, Inc.	8,400	198,324
BV Financial, Inc. (a) (b)	1,800	29,016
Byline Bancorp, Inc.	10,000	277,300
C&F Financial Corp. (b)	800	53,760
Cadence Bank	57,834	2,171,088
California BanCorp (a)	7,952	132,639
Camden National Corp.	5,202	200,745
Capital Bancorp, Inc.	3,300	105,270
Capital City Bank Group, Inc.	4,505	188,264
Capitol Federal Financial, Inc.	39,300	249,555
Security Description	Shares	Value
Carter Bankshares, Inc. (a) (b)	7,300	$141,693
Cathay General Bancorp	21,209	1,018,244
CB Financial Services, Inc. (b)	1,100	36,531
Central Pacific Financial Corp.	8,454	256,494
CF Bankshares, Inc.	700	16,765
Chain Bridge Bancorp, Inc. Class A (a)	500	16,365
Chemung Financial Corp.	1,037	54,463
ChoiceOne Financial Services, Inc. (b)	3,900	112,944
Citizens & Northern Corp.	4,751	94,117
Citizens Community Bancorp, Inc.	2,000	32,140
Citizens Financial Services, Inc.	1,426	85,959
City Holding Co.	4,495	556,796
Civista Bancshares, Inc.	5,600	113,736
CNB Financial Corp.	9,078	219,688
Coastal Financial Corp. (a)	4,013	434,086
CoastalSouth Bancshares, Inc. (a)	1,300	28,353
Colony Bankcorp, Inc.	5,346	90,935
Columbia Banking System, Inc.	93,724	2,412,456
Columbia Financial, Inc. (a) (b)	8,600	129,086
Comerica, Inc.	40,500	2,775,060
Commerce Bancshares, Inc.	39,056	2,333,987
Community Financial System, Inc.	16,639	975,711
Community Trust Bancorp, Inc.	4,903	274,323
Community West Bancshares	5,400	112,536
ConnectOne Bancorp, Inc. (b)	15,078	374,085
Cullen/Frost Bankers, Inc.	18,872	2,392,403
Customers Bancorp, Inc. (a)	9,302	608,072
CVB Financial Corp.	41,900	792,329
Dime Community Bancshares, Inc.	12,740	380,034
Eagle Bancorp Montana, Inc.	1,400	24,178
Eagle Bancorp, Inc.	9,000	181,980
Eagle Financial Services, Inc. (b)	1,500	56,745
East West Bancorp, Inc.	43,332	4,612,691
Eastern Bankshares, Inc.	61,840	1,122,396
ECB Bancorp, Inc. (a) (b)	1,700	26,979
Enterprise Financial Services Corp.	11,614	673,380
Equity Bancshares, Inc. Class A	4,600	187,220
Esquire Financial Holdings, Inc. (b)	2,300	234,727
Farmers & Merchants Bancorp, Inc.	4,100	102,541
Farmers National Banc Corp.	11,666	168,107
FB Bancorp, Inc. (a) (b)	4,200	50,484
FB Financial Corp.	13,043	727,017
Fidelity D&D Bancorp, Inc.	1,400	61,362
Financial Institutions, Inc.	6,480	176,256
Finward Bancorp	700	22,463
Finwise Bancorp (a) (b)	2,500	48,475
First BanCorp	50,800	1,120,140
First Bancorp, Inc.	3,400	89,284

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
First Bancorp/Southern Pines NC (b)	12,714	$672,443
First Bank	6,600	107,514
First Busey Corp.	26,816	620,790
First Business Financial Services, Inc.	2,546	130,508
First Capital, Inc. (b)	800	36,640
First Citizens BancShares, Inc. Class A	3,028	5,417,577
First Commonwealth Financial Corp.	33,406	569,572
First Community Bankshares, Inc.	5,400	187,920
First Community Corp.	1,800	50,796
First Financial Bancorp	29,991	757,273
First Financial Bankshares, Inc.	41,769	1,405,527
First Financial Corp.	3,700	208,828
First Foundation, Inc. (a) (b)	19,750	110,008
First Hawaiian, Inc.	40,400	1,003,132
First Horizon Corp.	159,364	3,603,220
First Internet Bancorp	2,600	58,318
First Interstate BancSystem, Inc. Class A	28,032	893,380
First Merchants Corp.	18,420	694,434
First Mid Bancshares, Inc.	7,100	268,948
First National Corp.	2,000	45,360
First Savings Financial Group, Inc.	1,800	56,574
First United Corp.	1,600	58,832
First Western Financial, Inc. (a)	2,500	57,563
Firstsun Capital Bancorp (a)	3,800	147,402
Five Star Bancorp	5,366	172,785
Flagstar Financial, Inc. (b)	94,274	1,088,865
Flushing Financial Corp.	10,700	147,767
FNB Corp.	112,539	1,813,003
Franklin Financial Services Corp.	1,100	50,600
FS Bancorp, Inc.	2,100	83,832
Fulton Financial Corp.	57,092	1,063,624
FVCBankcorp, Inc.	5,324	69,052
GBank Financial Holdings, Inc. (a)	2,700	106,029
German American Bancorp, Inc. (b)	11,625	456,514
Glacier Bancorp, Inc. (b)	37,808	1,840,115
Great Southern Bancorp, Inc.	2,768	169,540
Greene County Bancorp, Inc.	2,200	49,720
Guaranty Bancshares, Inc.	2,465	120,169
Hancock Whitney Corp.	26,720	1,672,939
Hanmi Financial Corp.	9,600	237,024
Hanover Bancorp, Inc.	1,000	22,450
HarborOne Bancorp, Inc.	11,963	162,697
Hawthorn Bancshares, Inc. (b)	1,600	49,664
HBT Financial, Inc.	4,000	100,800
Heritage Commerce Corp.	18,866	187,339
Heritage Financial Corp.	10,700	258,833
Hilltop Holdings, Inc.	13,900	464,538
Hingham Institution For Savings	568	149,827
Security Description	Shares	Value
Home Bancorp, Inc.	2,273	$123,481
Home BancShares, Inc.	58,552	1,657,022
HomeTrust Bancshares, Inc.	4,809	196,880
Hope Bancorp, Inc.	37,321	401,947
Horizon Bancorp, Inc.	13,840	221,578
Independent Bank Corp. (c)	15,271	1,056,295
Independent Bank Corp. (c)	6,318	195,700
International Bancshares Corp.	16,950	1,165,313
Investar Holding Corp.	2,800	64,988
John Marshall Bancorp, Inc. (b)	4,000	79,280
Kearny Financial Corp.	17,151	112,682
Lakeland Financial Corp.	7,928	508,978
Landmark Bancorp, Inc. (b)	1,119	29,866
LCNB Corp.	4,100	61,459
LINKBANCORP, Inc.	7,100	50,623
Live Oak Bancshares, Inc.	11,090	390,590
MainStreet Bancshares, Inc.	1,700	35,411
Mechanics Bancorp Class A (a) (b)	5,374	71,528
Mercantile Bank Corp.	5,000	225,000
Meridian Corp.	2,400	37,896
Metrocity Bankshares, Inc. (b)	6,000	166,140
Metropolitan Bank Holding Corp.	2,900	216,978
Mid Penn Bancorp, Inc. (b)	6,326	181,177
Middlefield Banc Corp.	2,300	69,023
Midland States Bancorp, Inc.	6,502	111,444
MidWestOne Financial Group, Inc.	5,551	157,038
MVB Financial Corp. (b)	3,773	94,551
National Bank Holdings Corp. Class A	12,048	465,535
National Bankshares, Inc. (b)	1,800	52,992
NB Bancorp, Inc.	11,300	199,445
NBT Bancorp, Inc.	16,200	676,512
Nicolet Bankshares, Inc.	4,316	580,502
Northeast Bank	2,400	240,384
Northeast Community Bancorp, Inc.	4,000	82,280
Northfield Bancorp, Inc.	12,180	143,724
Northpointe Bancshares, Inc. (b)	3,000	51,240
Northrim BanCorp, Inc.	6,800	147,288
Northwest Bancshares, Inc. (b)	46,139	571,662
Norwood Financial Corp. (b)	2,518	64,008
NU Holdings Ltd. Class A (a)	1,072,818	17,175,816
Oak Valley Bancorp	2,301	64,819
OceanFirst Financial Corp.	18,307	321,654
OFG Bancorp	14,100	613,209
Ohio Valley Banc Corp. (b)	1,200	44,376
Old National Bancorp	108,454	2,380,565
Old Second Bancorp, Inc.	15,035	259,880
OP Bancorp (b)	3,000	41,760
Orange County Bancorp, Inc.	3,300	83,193
Origin Bancorp, Inc.	9,400	324,488
Orrstown Financial Services, Inc.	6,300	214,074
Park National Corp.	4,717	766,654
Parke Bancorp, Inc.	3,297	71,050

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Pathward Financial, Inc.	7,543	$558,257
Patriot National Bancorp, Inc. (a)	10,800	14,040
PCB Bancorp	3,800	79,800
Peapack-Gladstone Financial Corp.	5,300	146,280
Peoples Bancorp of North Carolina, Inc.	1,300	39,858
Peoples Bancorp, Inc.	11,214	336,308
Peoples Financial Services Corp. (b)	2,939	142,865
Pinnacle Financial Partners, Inc.	24,204	2,270,093
Pioneer Bancorp, Inc. (a)	4,019	52,488
Plumas Bancorp	1,800	77,652
Ponce Financial Group, Inc. (a) (b)	6,300	92,610
Popular, Inc.	21,410	2,719,284
Preferred Bank	3,777	341,403
Primis Financial Corp.	7,169	75,346
Princeton Bancorp, Inc.	1,700	54,128
Prosperity Bancshares, Inc.	29,009	1,924,747
Provident Bancorp, Inc. (a) (b)	4,800	60,144
Provident Financial Services, Inc. (b)	40,856	787,704
QCR Holdings, Inc.	5,320	402,405
RBB Bancorp	5,300	99,428
Red River Bancshares, Inc.	1,500	97,230
Renasant Corp. (b)	29,632	1,093,124
Republic Bancorp, Inc. Class A	2,708	195,653
Richmond Mutual BanCorp, Inc.	2,100	29,841
Riverview Bancorp, Inc.	3,900	20,943
S&T Bancorp, Inc.	12,161	457,132
SB Financial Group, Inc.	1,400	27,006
Seacoast Banking Corp. of Florida	26,891	818,293
ServisFirst Bancshares, Inc. (b)	16,230	1,307,002
Shore Bancshares, Inc.	9,925	162,869
Sierra Bancorp	4,118	119,051
Simmons First National Corp. Class A	44,639	855,730
SmartFinancial, Inc.	4,702	168,002
Sound Financial Bancorp, Inc.	400	18,424
South Plains Financial, Inc.	3,821	147,682
Southern First Bancshares, Inc. (a)	2,500	110,300
Southern Missouri Bancorp, Inc.	3,100	162,936
Southside Bancshares, Inc.	9,155	258,629
Southstate Bank Corp.	31,789	3,142,978
SR Bancorp, Inc. (b)	1,400	21,126
Stellar Bancorp, Inc.	14,998	455,039
Sterling Bancorp, Inc. (a) (b) (d)	6,689	—
Stock Yards Bancorp, Inc. (b)	8,300	580,917
Synovus Financial Corp.	43,948	2,156,968
Texas Capital Bancshares, Inc. (a)	14,128	1,194,240
TFS Financial Corp. (b)	16,717	220,246
Third Coast Bancshares, Inc. (a)	4,000	151,880
Timberland Bancorp, Inc.	2,388	79,473
Security Description	Shares	Value
Tompkins Financial Corp.	4,081	$270,203
Towne Bank	23,190	801,678
TriCo Bancshares	9,672	429,534
Triumph Financial, Inc. (a) (b)	7,021	351,331
TrustCo Bank Corp. (b)	5,919	214,860
Trustmark Corp.	17,996	712,642
UMB Financial Corp.	22,533	2,666,781
Union Bankshares, Inc. (b)	700	17,332
United Bankshares, Inc.	44,005	1,637,426
United Community Banks, Inc.	38,440	1,205,094
United Security Bancshares	3,000	27,990
Unity Bancorp, Inc.	2,295	112,157
Univest Financial Corp.	9,240	277,385
USCB Financial Holdings, Inc.	3,583	62,523
Valley National Bancorp	150,268	1,592,841
Veritex Holdings, Inc.	16,650	558,275
Virginia National Bankshares Corp. (b)	1,435	55,692
WaFd, Inc.	24,824	751,919
Washington Trust Bancorp, Inc.	6,023	174,065
Webster Financial Corp.	53,041	3,152,757
WesBanco, Inc.	29,959	956,604
West BanCorp, Inc.	5,200	105,664
Westamerica BanCorp	7,885	394,171
Western Alliance Bancorp	34,183	2,964,350
Western New England Bancorp, Inc. (b)	4,700	56,447
Wintrust Financial Corp.	20,912	2,769,585
WSFS Financial Corp.	17,624	950,462
Zions Bancorp NA	46,000	2,602,680
		158,548,606
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	2,516	531,933
Celsius Holdings, Inc. (a)	52,100	2,995,229
Coca-Cola Consolidated, Inc.	16,420	1,923,767
MGP Ingredients, Inc.	4,500	108,855
National Beverage Corp. (a)	7,494	276,678
Primo Brands Corp.	82,200	1,816,620
Vita Coco Co., Inc. (a) (b)	13,700	581,839
Zevia PBC Class A (a)	11,300	30,736
		8,265,657
BIOTECHNOLOGY — 5.3%
4D Molecular Therapeutics, Inc. (a) (b)	12,500	108,625
89bio, Inc. (a)	39,600	582,120
Abeona Therapeutics, Inc. (a) (b)	14,100	74,448
Absci Corp. (a) (b)	40,000	121,600
ACADIA Pharmaceuticals, Inc. (a)	38,989	832,025
ADC Therapeutics SA (a)	24,500	98,000
ADMA Biologics, Inc. (a)	72,685	1,065,562
Aduro Biotech, Inc. (a) (d)	2,090	—
Agios Pharmaceuticals, Inc. (a)	17,704	710,639
Akebia Therapeutics, Inc. (a) (b)	77,900	212,667
Akero Therapeutics, Inc. (a)	21,900	1,039,812

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Aldeyra Therapeutics, Inc. (a) (b)	15,800	$82,476
Alector, Inc. (a) (b)	23,335	69,072
Alkermes PLC (a)	50,862	1,525,860
Allogene Therapeutics, Inc. (a) (b)	40,631	50,382
Alnylam Pharmaceuticals, Inc. (a)	40,080	18,276,480
Altimmune, Inc. (a)	22,400	84,448
Amicus Therapeutics, Inc. (a)	87,341	688,247
AnaptysBio, Inc. (a)	6,114	187,211
Anavex Life Sciences Corp. (a) (b)	26,100	232,290
Anika Therapeutics, Inc. (a)	3,947	37,102
Annexon, Inc. (a) (b)	30,900	94,245
Apellis Pharmaceuticals, Inc. (a)	35,000	792,050
Apogee Therapeutics, Inc. (a) (b)	10,500	417,165
Arbutus Biopharma Corp. (a) (b)	48,200	218,828
Arcellx, Inc. (a) (b)	10,700	878,470
Arcturus Therapeutics Holdings, Inc. (a) (b)	8,035	148,085
Arcus Biosciences, Inc. (a)	21,395	290,972
Arcutis Biotherapeutics, Inc. (a)	33,600	633,360
Ardelyx, Inc. (a) (b)	74,300	409,393
ArriVent Biopharma, Inc. (a) (b)	7,900	145,755
Arrowhead Pharmaceuticals, Inc. (a) (b)	37,861	1,305,826
ARS Pharmaceuticals, Inc. (a) (b)	18,300	183,915
Astria Therapeutics, Inc. (a) (b)	11,800	85,904
aTyr Pharma, Inc. (a) (b)	23,700	17,097
Aura Biosciences, Inc. (a) (b)	14,700	90,846
Aurinia Pharmaceuticals, Inc. (a)	36,600	404,430
Avidity Biosciences, Inc. (a) (b)	32,000	1,394,240
Avita Medical, Inc. (a) (b)	4,000	20,440
Beam Therapeutics, Inc. (a) (b)	30,300	735,381
Benitec Biopharma, Inc. (a) (b)	4,200	58,926
Bicara Therapeutics, Inc. (a) (b)	10,400	164,216
BioCryst Pharmaceuticals, Inc. (a)	65,830	499,650
Biohaven Ltd. (a)	28,700	430,787
BioMarin Pharmaceutical, Inc. (a)	60,327	3,267,310
Bridgebio Pharma, Inc. (a)	48,994	2,544,748
Bright Minds Biosciences, Inc. (a)	1,500	90,990
Candel Therapeutics, Inc. (a) (b)	13,400	68,340
Capricor Therapeutics, Inc. (a) (b)	11,600	83,636
Cardiff Oncology, Inc. (a) (b)	19,700	40,582
CareDx, Inc. (a)	17,048	247,878
Caris Life Sciences, Inc. (a)	7,100	214,775
Cartesian Therapeutics, Inc. (a) (b)	3,190	32,602
Catalyst Pharmaceuticals, Inc. (a)	36,387	716,824
Celcuity, Inc. (a) (b)	9,400	464,360
Celldex Therapeutics, Inc. (a) (b)	20,600	532,922
Security Description	Shares	Value
CG oncology, Inc. (a) (b)	17,600	$708,928
Chinook Therapeutics, Inc. (a) (d)	17,090	—
Cidara Therapeutics, Inc. (a)	4,900	469,224
Cogent Biosciences, Inc. (a)	41,100	590,196
Coherus Oncology, Inc. (a) (b)	37,817	62,020
Compass Therapeutics, Inc. (a)	30,700	107,450
Corvus Pharmaceuticals, Inc. (a) (b)	17,700	130,449
CRISPR Therapeutics AG (a) (b)	26,000	1,685,060
Cullinan Therapeutics, Inc. (a)	16,600	98,438
Cytokinetics, Inc. (a) (b)	36,196	1,989,332
Day One Biopharmaceuticals, Inc. (a) (b)	21,300	150,165
Denali Therapeutics, Inc. (a)	41,632	604,497
Design Therapeutics, Inc. (a) (b)	7,700	57,981
DiaMedica Therapeutics, Inc. (a) (b)	9,400	64,578
Dianthus Therapeutics, Inc. (a)	5,200	204,620
Disc Medicine, Inc. (a) (b)	7,300	482,384
Dynavax Technologies Corp. (a) (b)	32,738	325,088
Dyne Therapeutics, Inc. (a)	34,600	437,690
Editas Medicine, Inc. (a) (b)	26,139	90,702
Eledon Pharmaceuticals, Inc. (a) (b)	15,700	40,663
Emergent BioSolutions, Inc. (a) (b)	17,600	155,232
Enanta Pharmaceuticals, Inc. (a) (b)	5,900	70,623
Entrada Therapeutics, Inc. (a) (b)	7,540	43,732
Erasca, Inc. (a) (b)	58,400	127,312
Exact Sciences Corp. (a)	59,729	3,267,774
Exelixis, Inc. (a)	83,584	3,452,019
Fate Therapeutics, Inc. (a) (b)	27,189	34,258
Fennec Pharmaceuticals, Inc. (a) (b)	8,200	76,752
Foghorn Therapeutics, Inc. (a) (b)	9,700	47,433
Geron Corp. (a)	172,383	236,165
Gossamer Bio, Inc. (a) (b)	60,000	157,800
GRAIL, Inc. (a) (b)	9,883	584,382
Greenwich Lifesciences, Inc. (a) (b)	1,700	16,915
Gtx, Inc. CVR (a) (b)	85	161
Gyre Therapeutics, Inc. (a)	2,700	20,142
Halozyme Therapeutics, Inc. (a)	38,858	2,849,846
Heron Therapeutics, Inc. (a) (b)	48,817	61,509
Humacyte, Inc. (a)	41,200	71,688
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a) (b)	25,300	688,413
ImmunityBio, Inc. (a)	73,100	179,826
Immunome, Inc. (a) (b)	24,400	285,724
Immunovant, Inc. (a) (b)	21,600	348,192
Inhibikase Therapeutics, Inc. (a) (b)	18,300	29,646
Inhibrx Biosciences, Inc. (a) (b)	2,900	97,672

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Inmune Bio, Inc. (a) (b)	4,900	$10,143
Insmed, Inc. (a)	59,766	8,606,902
Intellia Therapeutics, Inc. (a) (b)	31,200	538,824
Ionis Pharmaceuticals, Inc. (a)	49,821	3,259,290
Iovance Biotherapeutics, Inc. (a) (b)	80,600	174,902
Ironwood Pharmaceuticals, Inc. (a) (b)	44,678	58,528
Jade Biosciences, Inc.	9,691	83,633
Janux Therapeutics, Inc. (a)	12,100	295,724
KalVista Pharmaceuticals, Inc. (a) (b)	12,300	149,814
Keros Therapeutics, Inc. (a)	10,847	171,599
Kodiak Sciences, Inc. (a) (b)	10,435	170,821
Korro Bio, Inc. (a) (b)	2,200	105,358
Krystal Biotech, Inc. (a)	7,767	1,371,108
Kura Oncology, Inc. (a)	25,500	225,675
Kymera Therapeutics, Inc. (a) (b)	15,900	899,940
Larimar Therapeutics, Inc. (a) (b)	15,400	49,742
Lexeo Therapeutics, Inc. (a)	6,500	43,160
Madrigal Pharmaceuticals, Inc. (a)	5,813	2,666,191
MannKind Corp. (a)	96,500	518,205
MeiraGTx Holdings PLC (a) (b)	13,300	109,459
Merrimack Pharmaceuticals, Inc. (a) (d)	3,300	—
Metsera, Inc. (a)	16,700	873,911
MiMedx Group, Inc. (a)	37,700	263,146
Mineralys Therapeutics, Inc. (a)	12,400	470,208
Mirum Pharmaceuticals, Inc. (a)	12,700	931,037
Monopar Therapeutics, Inc. (a)	1,200	98,004
Monte Rosa Therapeutics, Inc. (a) (b)	13,100	97,071
Myriad Genetics, Inc. (a)	28,295	204,573
Natera, Inc. (a)	41,632	6,701,503
Neurocrine Biosciences, Inc. (a)	30,747	4,316,264
Neurogene, Inc. (a) (b)	3,000	51,990
Nkarta, Inc. (a) (b)	15,800	32,706
Novavax, Inc. (a) (b)	47,093	408,296
Nurix Therapeutics, Inc. (a) (b)	23,900	220,836
Nuvalent, Inc. Class A (a)	13,500	1,167,480
Nuvectis Pharma, Inc. (a)	2,500	15,050
Olema Pharmaceuticals, Inc. (a) (b)	18,500	181,115
Organogenesis Holdings, Inc. (a) (b)	21,798	91,988
ORIC Pharmaceuticals, Inc. (a) (b)	18,100	217,200
Oruka Therapeutics, Inc. (a) (b)	8,200	157,686
Palvella Therapeutics, Inc. (a)	2,100	131,649
Perspective Therapeutics, Inc. (a) (b)	15,600	53,508
Praxis Precision Medicines, Inc. (a)	5,800	307,400
Precigen, Inc. (a) (b)	47,141	155,094
Prime Medicine, Inc. (a) (b)	23,600	130,744
Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a)	18,302	$1,215,802
Protalix BioTherapeutics, Inc. (a) (b)	19,300	42,846
Protara Therapeutics, Inc. (a)	5,500	23,925
Prothena Corp. PLC (a)	13,500	131,760
PTC Therapeutics, Inc. (a)	24,400	1,497,428
Puma Biotechnology, Inc. (a) (b)	12,200	64,782
Recursion Pharmaceuticals, Inc. Class A (a) (b)	116,400	568,032
REGENXBIO, Inc. (a) (b)	14,400	138,960
Relay Therapeutics, Inc. (a)	39,500	206,190
Replimune Group, Inc. (a) (b)	21,800	91,342
Revolution Medicines, Inc. (a) (b)	55,644	2,598,575
Rezolute, Inc. (a)	23,400	219,960
Rhythm Pharmaceuticals, Inc. (a)	16,400	1,656,236
Rigel Pharmaceuticals, Inc. (a)	5,568	157,741
Rocket Pharmaceuticals, Inc. (a) (b)	23,700	77,262
Roivant Sciences Ltd. (a) (b)	123,697	1,871,536
Sana Biotechnology, Inc. (a) (b)	41,900	148,745
Sarepta Therapeutics, Inc. (a) (b)	29,452	567,540
Savara, Inc. (a) (b)	35,400	126,378
Scholar Rock Holding Corp. (a) (b)	25,400	945,896
SELLAS Life Sciences Group, Inc. (a) (b)	25,000	40,250
Sionna Therapeutics, Inc. (a) (b)	3,800	111,758
Soleno Therapeutics, Inc. (a) (b)	13,100	885,560
Solid Biosciences, Inc. (a)	16,900	104,273
Spyre Therapeutics, Inc. (a) (b)	15,800	264,808
Stoke Therapeutics, Inc. (a) (b)	14,100	331,350
Summit Therapeutics, Inc. (a) (b)	37,500	774,750
Syndax Pharmaceuticals, Inc. (a)	26,920	414,164
Tango Therapeutics, Inc. (a) (b)	22,100	185,640
Taysha Gene Therapies, Inc. (a) (b)	67,000	219,090
Tectonic Therapeutic, Inc. (a) (b)	3,400	53,346
Tevogen Bio Holdings, Inc. (a)	8,900	6,989
TG Therapeutics, Inc. (a) (b)	45,542	1,645,205
Tobira Therapeutics, Inc. CVR (a)	200	906
Tonix Pharmaceuticals Holding Corp. (a) (b)	2,800	67,648
Tourmaline Bio, Inc. (a)	5,500	263,065
Travere Therapeutics, Inc. (a) (b)	27,998	669,152
TriSalus Life Sciences, Inc. (a)	4,500	20,925
TuHURA Biosciences, Inc. (a) (b)	4,900	12,152
Twist Bioscience Corp. (a) (b)	18,512	520,928
Tyra Biosciences, Inc. (a) (b)	7,207	100,826
Ultragenyx Pharmaceutical, Inc. (a)	28,876	868,590
United Therapeutics Corp. (a)	14,121	5,919,664
Upstream Bio, Inc. (a)	10,500	197,505
UroGen Pharma Ltd. (a) (b)	11,500	229,425
Vanda Pharmaceuticals, Inc. (a)	17,151	85,583

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Vaxcyte, Inc. (a)	35,900	$1,293,118
Vera Therapeutics, Inc. (a)	16,200	470,772
Veracyte, Inc. (a) (b)	24,487	840,639
Verastem, Inc. (a) (b)	14,200	125,386
Vericel Corp. (a)	15,973	502,670
Viking Therapeutics, Inc. (a) (b)	34,900	917,172
Vir Biotechnology, Inc. (a) (b)	28,739	164,100
Viridian Therapeutics, Inc. (a) (b)	22,100	476,918
Voyager Therapeutics, Inc. (a)	13,500	63,045
Xencor, Inc. (a)	21,285	249,673
Xenon Pharmaceuticals, Inc. (a) (b)	23,900	959,585
XOMA Royalty Corp. (a) (b)	2,500	96,350
Zenas Biopharma, Inc. (a) (b)	4,800	106,560
Zymeworks, Inc. (a)	15,800	269,864
		134,677,519
BROADLINE RETAIL — 0.8%
Coupang, Inc. (a)	398,130	12,819,786
Dillard's, Inc. Class A (b)	952	584,985
Etsy, Inc. (a)	31,500	2,091,285
Groupon, Inc. (a) (b)	7,900	184,465
Kohl's Corp. (b)	34,606	531,894
Macy's, Inc. (b)	85,600	1,534,808
Ollie's Bargain Outlet Holdings, Inc. (a)	19,369	2,486,980
Savers Value Village, Inc. (a) (b)	12,000	159,000
		20,393,203
BUILDING PRODUCTS — 1.4%
AAON, Inc. (b)	21,327	1,992,795
Advanced Drainage Systems, Inc. (b)	22,386	3,104,938
American Woodmark Corp. (a)	4,556	304,159
Apogee Enterprises, Inc.	6,609	287,954
Armstrong World Industries, Inc.	13,795	2,703,958
AZZ, Inc.	9,293	1,014,145
Carlisle Cos., Inc.	13,638	4,486,356
CSW Industrials, Inc. (b)	5,071	1,230,985
Fortune Brands Innovations, Inc.	38,336	2,046,759
Gibraltar Industries, Inc. (a)	9,400	590,320
Griffon Corp.	12,000	913,800
Hayward Holdings, Inc. (a)	64,100	969,192
Insteel Industries, Inc.	5,887	225,708
Janus International Group, Inc. (a)	42,000	414,540
JELD-WEN Holding, Inc. (a)	25,609	125,740
Masterbrand, Inc. (a)	39,800	524,166
Owens Corning	26,945	3,811,640
Quanex Building Products Corp.	14,450	205,479
Resideo Technologies, Inc. (a)	43,277	1,868,701
Simpson Manufacturing Co., Inc. (b)	13,254	2,219,515
Tecnoglass, Inc. (b)	7,700	515,207
Trex Co., Inc. (a)	33,838	1,748,409
UFP Industries, Inc.	18,710	1,749,198
Security Description	Shares	Value
Zurn Elkay Water Solutions Corp. (b)	47,190	$2,219,346
		35,273,010
CAPITAL MARKETS — 3.5%
Acadian Asset Management, Inc.	8,473	408,060
Affiliated Managers Group, Inc.	8,739	2,083,640
AlTi Global, Inc. (a) (b)	13,000	46,280
ARES Management Corp. Class A	60,330	9,646,164
Artisan Partners Asset Management, Inc. Class A	19,502	846,387
Bakkt Holdings, Inc. (a) (b)	3,500	117,775
BGC Group, Inc. Class A	113,700	1,075,602
Blue Owl Capital, Inc. (b)	195,536	3,310,424
Brookfield Asset Management Ltd. Class A (b)	122,600	6,980,844
Carlyle Group, Inc. (b)	82,912	5,198,582
Cohen & Steers, Inc.	8,709	571,397
Diamond Hill Investment Group, Inc.	768	107,528
DigitalBridge Group, Inc. (b)	53,329	623,949
Donnelley Financial Solutions, Inc. (a)	8,275	425,583
Evercore, Inc. Class A	11,641	3,926,742
Forge Global Holdings, Inc. (a) (b)	2,986	50,463
Freedom Holding Corp. (a)	5,700	981,141
GCM Grosvenor, Inc. Class A (b)	15,100	182,257
Hamilton Lane, Inc. Class A (b)	12,704	1,712,372
Houlihan Lokey, Inc.	17,100	3,510,972
Janus Henderson Group PLC	39,400	1,753,694
Jefferies Financial Group, Inc.	48,519	3,174,113
Lazard, Inc. (b)	29,502	1,557,116
LPL Financial Holdings, Inc.	25,584	8,511,541
Marex Group PLC (b)	16,800	564,816
MarketAxess Holdings, Inc.	11,700	2,038,725
MarketWise, Inc. (b)	569	9,406
Moelis & Co. Class A	23,300	1,661,756
Morningstar, Inc.	7,297	1,692,977
Open Lending Corp. (a) (b)	32,300	68,153
P10, Inc. Class A (b)	18,100	196,928
Patria Investments Ltd. Class A (b)	19,900	290,540
Perella Weinberg Partners (b)	19,700	420,004
Piper Sandler Cos.	5,471	1,898,382
PJT Partners, Inc. Class A	7,172	1,274,680
SEI Investments Co.	33,006	2,800,559
Siebert Financial Corp. (a)	4,800	14,016
Silvercrest Asset Management Group, Inc. Class A	3,100	48,825
StepStone Group, Inc. Class A	21,926	1,431,987
Stifel Financial Corp.	31,716	3,598,815
StoneX Group, Inc. (a) (b)	14,431	1,456,377
TPG, Inc. (b)	42,357	2,433,410
Tradeweb Markets, Inc. Class A	37,392	4,149,764
Value Line, Inc. (b)	200	7,816

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Victory Capital Holdings, Inc. Class A (b)	13,900	$900,164
Virtu Financial, Inc. Class A	25,497	905,143
Virtus Investment Partners, Inc.	2,027	385,191
Westwood Holdings Group, Inc.	1,900	31,331
WisdomTree, Inc. (b)	38,399	533,746
XP, Inc. Class A	130,000	2,442,700
		88,058,837
CHEMICALS — 1.2%
AdvanSix, Inc.	8,100	156,978
American Vanguard Corp. (a) (b)	9,552	54,828
Arq, Inc. (a) (b)	9,300	66,588
Ashland, Inc.	14,472	693,354
ASP Isotopes, Inc. (a) (b)	24,500	235,690
Aspen Aerogels, Inc. (a) (b)	21,600	150,336
Avient Corp.	28,446	937,296
Axalta Coating Systems Ltd. (a)	69,100	1,977,642
Balchem Corp.	10,286	1,543,517
Cabot Corp.	16,830	1,279,921
Celanese Corp.	35,800	1,506,464
Chemours Co. (b)	47,243	748,329
Core Molding Technologies, Inc. (a)	2,400	49,320
Ecovyst, Inc. (a) (b)	36,350	318,426
Element Solutions, Inc. (b)	72,200	1,817,274
Flotek Industries, Inc. (a) (b)	4,200	61,320
FMC Corp. (b)	39,800	1,338,474
Hawkins, Inc. (b)	6,096	1,113,861
HB Fuller Co.	17,160	1,017,245
Huntsman Corp.	52,839	474,494
Ingevity Corp. (a)	11,538	636,782
Innospec, Inc.	7,895	609,178
Intrepid Potash, Inc. (a) (b)	3,490	106,724
Koppers Holdings, Inc.	6,130	171,640
Kronos Worldwide, Inc. (b)	8,100	46,494
LSB Industries, Inc. (a) (b)	16,900	133,172
Mativ Holdings, Inc.	17,721	200,425
Minerals Technologies, Inc.	9,892	614,491
NewMarket Corp.	1,843	1,526,391
Olin Corp.	36,347	908,312
Orion SA	17,200	130,376
Perimeter Solutions, Inc. (a)	43,600	976,204
PureCycle Technologies, Inc. (a) (b)	40,600	533,890
Quaker Chemical Corp. (b)	4,407	580,622
Rayonier Advanced Materials, Inc. (a)	20,300	146,566
RPM International, Inc.	40,243	4,743,845
Scotts Miracle-Gro Co.	13,844	788,416
Sensient Technologies Corp.	13,219	1,240,603
Solesence, Inc. (a)	4,000	12,880
Stepan Co.	6,878	328,081
Trinseo PLC (b)	10,800	25,380
Tronox Holdings PLC	37,269	149,821
Valhi, Inc. (b)	970	15,307
Security Description	Shares	Value
Westlake Corp. (b)	10,596	$816,528
		30,983,485
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	19,388	894,175
ACCO Brands Corp.	28,542	113,883
Acme United Corp.	900	37,062
ACV Auctions, Inc. Class A (a)	52,000	515,320
BrightView Holdings, Inc. (a)	22,500	301,500
Brink's Co.	13,014	1,520,816
Casella Waste Systems, Inc. Class A (a) (b)	19,690	1,868,187
CECO Environmental Corp. (a)	9,200	471,040
Cimpress PLC (a)	4,833	304,672
Clean Harbors, Inc. (a)	16,053	3,727,828
CompX International, Inc. (b)	600	14,040
CoreCivic, Inc. (a)	33,825	688,339
Deluxe Corp. (b)	13,576	262,831
Driven Brands Holdings, Inc. (a) (b)	18,700	301,257
Ennis, Inc.	8,497	155,325
Enviri Corp. (a) (b)	23,925	303,608
GEO Group, Inc. (a)	42,463	870,067
Healthcare Services Group, Inc. (a)	22,565	379,769
HNI Corp.	14,211	665,785
Interface, Inc.	18,162	525,608
Liquidity Services, Inc. (a)	7,313	200,596
MillerKnoll, Inc.	21,434	380,239
Mobile Infrastructure Corp. (a) (b)	4,800	16,896
Montrose Environmental Group, Inc. (a) (b)	10,295	282,701
MSA Safety, Inc. (b)	11,673	2,008,573
NL Industries, Inc. (b)	2,831	17,411
OPENLANE, Inc. (a)	33,292	958,144
Perma-Fix Environmental Services, Inc. (a) (b)	5,600	56,560
Pitney Bowes, Inc. (b)	54,064	616,870
Quad/Graphics, Inc.	9,800	61,348
RB Global, Inc.	58,710	6,361,816
Steelcase, Inc. Class A	26,300	452,360
Tetra Tech, Inc.	83,210	2,777,550
UniFirst Corp.	4,750	794,152
Vestis Corp. (b)	34,770	157,508
Virco Mfg. Corp. (b)	4,600	35,650
		29,099,486
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN Holdings, Inc. (a)	23,237	217,963
Applied Optoelectronics, Inc. (a) (b)	16,900	438,217
Aviat Networks, Inc. (a) (b)	3,600	82,548
BK Technologies Corp. (a) (b)	1,000	84,480
Calix, Inc. (a)	18,500	1,135,345
Ciena Corp. (a)	44,715	6,513,634
Clearfield, Inc. (a) (b)	3,800	130,644

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
CommScope Holding Co., Inc. (a)	66,855	$1,034,915
Digi International, Inc. (a) (b)	11,270	410,904
Extreme Networks, Inc. (a)	41,500	856,975
Harmonic, Inc. (a)	35,500	361,390
Inseego Corp. (a) (b)	3,200	47,904
Lumentum Holdings, Inc. (a)	21,782	3,544,149
NETGEAR, Inc. (a)	8,789	284,676
NetScout Systems, Inc. (a)	21,907	565,858
Ribbon Communications, Inc. (a)	28,200	107,160
Ubiquiti, Inc. (b)	1,332	879,893
Viasat, Inc. (a) (b)	36,911	1,081,492
Viavi Solutions, Inc. (a)	69,558	882,691
		18,660,838
CONSTRUCTION & ENGINEERING — 1.9%
AECOM	41,996	5,479,218
Ameresco, Inc. Class A (a) (b)	10,100	339,158
API Group Corp. (a)	116,884	4,017,303
Arcosa, Inc.	15,286	1,432,451
Argan, Inc.	4,188	1,130,969
Bowman Consulting Group Ltd. (a)	4,200	177,912
Centuri Holdings, Inc. (a)	22,400	474,208
Comfort Systems USA, Inc.	10,982	9,062,127
Concrete Pumping Holdings, Inc.	6,256	44,105
Construction Partners, Inc. Class A (a)	14,698	1,866,646
Dycom Industries, Inc. (a)	8,752	2,553,484
Everus Construction Group, Inc. (a)	16,359	1,402,784
Fluor Corp. (a)	50,807	2,137,451
Granite Construction, Inc. (b)	13,679	1,499,902
Great Lakes Dredge & Dock Corp. (a)	21,250	254,788
IES Holdings, Inc. (a) (b)	2,800	1,113,420
Limbach Holdings, Inc. (a) (b)	3,400	330,208
MasTec, Inc. (a)	19,753	4,203,636
Matrix Service Co. (a)	8,300	108,564
MYR Group, Inc. (a)	4,848	1,008,529
NWPX Infrastructure, Inc. (a)	3,016	159,637
Orion Group Holdings, Inc. (a) (b)	11,900	99,008
Primoris Services Corp.	16,954	2,328,293
Southland Holdings, Inc. (a) (b)	3,700	15,873
Sterling Infrastructure, Inc. (a) (b)	9,371	3,183,141
Tutor Perini Corp. (a)	14,000	918,260
Valmont Industries, Inc.	6,274	2,432,618
WillScot Holdings Corp. (b)	57,113	1,205,655
		48,979,348
CONSTRUCTION MATERIALS — 1.2%
CRH PLC	217,500	26,078,250
Eagle Materials, Inc.	10,223	2,382,368
James Hardie Industries PLC (a) (b)	46,882	900,603
Knife River Corp. (a) (b)	17,761	1,365,288
Security Description	Shares	Value
Smith-Midland Corp. (a) (b)	900	$33,210
Titan America SA (a)	7,400	110,556
U.S. Lime & Minerals, Inc.	3,405	447,928
		31,318,203
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	87,462	3,428,511
Atlanticus Holdings Corp. (a) (b)	1,800	105,444
Bread Financial Holdings, Inc.	14,510	809,223
Consumer Portfolio Services, Inc. (a)	2,200	16,610
Credit Acceptance Corp. (a) (b)	1,409	657,904
Dave, Inc. (a)	2,900	578,115
Encore Capital Group, Inc. (a)	7,251	302,657
Enova International, Inc. (a)	7,600	874,684
FirstCash Holdings, Inc.	12,315	1,950,942
Green Dot Corp. Class A (a)	17,000	228,310
Jefferson Capital, Inc.	3,600	62,136
LendingClub Corp. (a) (b)	35,606	540,855
LendingTree, Inc. (a)	3,536	228,885
Medallion Financial Corp. (b)	5,700	57,570
Navient Corp. (b)	22,104	290,668
Nelnet, Inc. Class A	4,042	506,786
NerdWallet, Inc. Class A (a)	12,600	135,576
OneMain Holdings, Inc.	38,244	2,159,256
Oportun Financial Corp. (a)	12,100	74,657
OppFi, Inc.	7,800	88,374
PRA Group, Inc. (a)	12,172	187,936
PROG Holdings, Inc.	12,374	400,423
Regional Management Corp.	2,600	101,296
SLM Corp. (b)	66,412	1,838,284
SoFi Technologies, Inc. (a)	363,200	9,595,744
Upstart Holdings, Inc. (a) (b)	26,403	1,341,272
World Acceptance Corp. (a)	828	140,048
		26,702,166
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Albertsons Cos., Inc. Class A	127,600	2,234,276
Andersons, Inc.	10,385	413,427
BJ's Wholesale Club Holdings, Inc. (a)	41,400	3,860,550
Casey's General Stores, Inc.	11,775	6,656,643
Chefs' Warehouse, Inc. (a) (b)	11,400	664,962
Grocery Outlet Holding Corp. (a) (b)	29,345	470,987
Guardian Pharmacy Services, Inc. Class A (a) (b)	6,200	162,626
HF Foods Group, Inc. (a) (b)	12,100	33,396
Ingles Markets, Inc. Class A	4,656	323,871
Maplebear, Inc. (a) (b)	54,600	2,007,096
Natural Grocers by Vitamin Cottage, Inc. (b)	4,000	160,000
Performance Food Group Co. (a)	48,308	5,025,964
PriceSmart, Inc. (b)	8,091	980,548
Sprouts Farmers Market, Inc. (a)	31,047	3,377,914
U.S. Foods Holding Corp. (a)	72,800	5,577,936
United Natural Foods, Inc. (a)	18,999	714,743

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Village Super Market, Inc. Class A	2,779	$103,824
Weis Markets, Inc. (b)	5,215	374,802
		33,143,565
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	20,739	2,771,975
Ardagh Metal Packaging SA	42,700	170,373
Crown Holdings, Inc.	36,627	3,537,802
Graphic Packaging Holding Co. (b)	92,625	1,812,671
Greif, Inc. Class A	8,100	484,056
Greif, Inc. Class B	1,342	82,681
Myers Industries, Inc.	11,695	198,113
O-I Glass, Inc. (a)	48,328	626,814
Ranpak Holdings Corp. (a) (b)	14,700	82,614
Sealed Air Corp. (b)	46,704	1,650,986
Silgan Holdings, Inc. (b)	27,968	1,202,904
Sonoco Products Co.	31,278	1,347,769
TriMas Corp.	10,406	402,088
		14,370,846
DISTRIBUTORS — 0.0% *
A-Mark Precious Metals, Inc. (b)	6,200	160,394
GigaCloud Technology, Inc. Class A (a) (b)	7,900	224,360
Weyco Group, Inc.	2,100	63,189
		447,943
DIVERSIFIED CONSUMER SERVICES — 1.1%
ADT, Inc.	163,449	1,423,641
Adtalem Global Education, Inc. (a)	11,174	1,725,824
American Public Education, Inc. (a)	5,400	213,138
Bright Horizons Family Solutions, Inc. (a)	18,202	1,976,191
Carriage Services, Inc.	4,696	209,160
Coursera, Inc. (a) (b)	44,000	515,240
Duolingo, Inc. (a)	11,935	3,841,160
European Wax Center, Inc. Class A (a)	7,900	31,521
Frontdoor, Inc. (a)	23,311	1,568,597
Graham Holdings Co. Class B	1,003	1,180,842
Grand Canyon Education, Inc. (a)	8,778	1,926,947
H&R Block, Inc.	42,026	2,125,255
KinderCare Learning Cos., Inc. (a) (b)	9,900	65,736
Laureate Education, Inc. (a)	40,370	1,273,270
Lincoln Educational Services Corp. (a) (b)	9,200	216,200
Matthews International Corp. Class A (b)	9,231	224,129
McGraw Hill, Inc. (a)	7,500	94,125
Mister Car Wash, Inc. (a) (b)	31,600	168,428
Nerdy, Inc. (a) (b)	19,700	24,822
OneSpaWorld Holdings Ltd.	29,700	627,858
Security Description	Shares	Value
Perdoceo Education Corp.	19,312	$727,290
Service Corp. International	44,183	3,676,909
Strategic Education, Inc.	7,346	631,829
Stride, Inc. (a) (b)	13,405	1,996,541
Udemy, Inc. (a)	30,300	212,403
Universal Technical Institute, Inc. (a)	14,800	481,740
Zspace, Inc. (a)	1,400	1,372
		27,160,168
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	22,838	415,423
Alpine Income Property Trust, Inc. REIT	3,834	54,328
American Assets Trust, Inc. REIT	16,317	331,561
Armada Hoffler Properties, Inc. REIT (b)	24,600	172,446
Broadstone Net Lease, Inc. REIT	59,619	1,065,391
CTO Realty Growth, Inc. REIT (b)	9,035	147,270
Essential Properties Realty Trust, Inc. REIT	62,228	1,851,905
Gladstone Commercial Corp. REIT	13,630	167,922
Global Net Lease, Inc. REIT	63,274	514,418
Modiv Industrial, Inc. REIT (b)	2,100	30,744
NexPoint Diversified Real Estate Trust REIT (b)	12,324	45,476
One Liberty Properties, Inc. REIT	5,038	111,441
WP Carey, Inc. REIT (b)	68,646	4,638,410
		9,546,735
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a) (b)	3,607	77,442
AST SpaceMobile, Inc. (a) (b)	61,700	3,028,236
ATN International, Inc.	3,257	48,757
Bandwidth, Inc. Class A (a)	8,702	145,062
Cogent Communications Holdings, Inc. (b)	14,274	547,408
Frontier Communications Parent, Inc. (a)	77,281	2,886,445
GCI Liberty, Inc. (a) (d)	16,346	—
GCI Liberty, Inc. Class A (a)	1,532	57,534
GCI Liberty, Inc. Class C (a)	6,646	247,697
Globalstar, Inc. (a) (b)	15,586	567,175
IDT Corp. Class B	5,200	272,012
Iridium Communications, Inc. (b)	29,175	509,396
Liberty Global Ltd. Class A (a)	51,500	590,190
Liberty Global Ltd. Class C (a)	46,700	548,725
Liberty Latin America Ltd. Class A (a)	6,288	52,128
Liberty Latin America Ltd. Class C (a) (b)	42,200	356,168
Lumen Technologies, Inc. (a)	299,000	1,829,880
Shenandoah Telecommunications Co. (b)	16,450	220,759

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Uniti Group, Inc. (b)	43,494	$266,183
		12,251,197
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	18,062	1,199,317
Genie Energy Ltd. Class B	6,500	97,175
Hawaiian Electric Industries, Inc. (a) (b)	55,483	612,532
IDACORP, Inc. (b)	17,138	2,264,787
MGE Energy, Inc.	11,571	974,047
OGE Energy Corp.	63,638	2,944,530
Oklo, Inc. (a) (b)	34,100	3,806,583
Otter Tail Corp. (b)	12,076	989,870
Portland General Electric Co. (b)	34,197	1,504,668
TXNM Energy, Inc.	30,160	1,705,548
		16,099,057
ELECTRICAL EQUIPMENT — 2.1%
Acuity, Inc.	9,821	3,382,254
Allient, Inc.	4,543	203,299
American Superconductor Corp. (a)	13,700	813,643
Amprius Technologies, Inc. (a)	29,900	314,548
Array Technologies, Inc. (a) (b)	48,600	396,090
Atkore, Inc.	10,500	658,770
Bloom Energy Corp. Class A (a) (b)	67,346	5,695,451
Complete Solaria, Inc. (a) (b)	18,100	31,856
EnerSys	11,941	1,348,855
Enovix Corp. (a) (b)	52,400	522,428
Eos Energy Enterprises, Inc. (a) (b)	79,800	908,922
Fluence Energy, Inc. (a) (b)	23,800	257,040
Hyliion Holdings Corp. (a) (b)	40,500	79,785
KULR Technology Group, Inc. (a)	10,200	42,432
LSI Industries, Inc.	8,400	198,324
NANO Nuclear Energy, Inc. (a)	9,600	370,176
Net Power, Inc. (a) (b)	7,800	23,478
NEXTracker, Inc. Class A (a)	45,200	3,344,348
NuScale Power Corp. (a)	39,700	1,429,200
nVent Electric PLC	51,600	5,089,824
Plug Power, Inc. (a) (b)	342,388	797,764
Powell Industries, Inc. (b)	3,035	925,098
Power Solutions International, Inc. (a)	2,100	206,262
Preformed Line Products Co.	800	156,920
Regal Rexnord Corp.	20,945	3,004,351
Sensata Technologies Holding PLC	45,947	1,403,681
Shoals Technologies Group, Inc. Class A (a) (b)	53,400	395,694
SKYX Platforms Corp. (a)	13,300	14,896
Sunrun, Inc. (a)	65,689	1,135,763
T1 Energy, Inc. (a)	32,700	71,286
Thermon Group Holdings, Inc. (a)	10,380	277,354
Vertiv Holdings Co. Class A	121,989	18,403,261
Security Description	Shares	Value
Vicor Corp. (a) (b)	7,376	$366,735
		52,269,788
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
908 Devices, Inc. (a) (b)	7,700	67,452
Advanced Energy Industries, Inc. (b)	11,854	2,016,840
Aeva Technologies, Inc. (a) (b)	9,700	140,650
Arlo Technologies, Inc. (a)	30,917	524,043
Arrow Electronics, Inc. (a)	16,394	1,983,674
Avnet, Inc.	26,497	1,385,263
Badger Meter, Inc.	9,276	1,656,508
Bel Fuse, Inc. Class A	100	11,635
Bel Fuse, Inc. Class B (b)	3,700	521,774
Belden, Inc.	12,263	1,474,871
Benchmark Electronics, Inc.	11,331	436,810
Climb Global Solutions, Inc. (b)	1,200	161,808
Cognex Corp.	53,271	2,413,176
Coherent Corp. (a)	48,614	5,236,700
Crane NXT Co. (b)	15,548	1,042,804
CTS Corp.	9,487	378,911
Daktronics, Inc. (a) (b)	12,200	255,224
ePlus, Inc.	8,236	584,838
Evolv Technologies Holdings, Inc. (a)	35,800	270,290
Fabrinet (a) (b)	11,169	4,072,441
Flex Ltd. (a)	118,400	6,863,648
Frequency Electronics, Inc. (a) (b)	1,800	61,038
Ingram Micro Holding Corp. (b)	6,800	146,132
Insight Enterprises, Inc. (a)	9,038	1,025,000
IPG Photonics Corp. (a)	7,900	625,601
Itron, Inc. (a)	14,203	1,769,126
Kimball Electronics, Inc. (a)	7,644	228,250
Knowles Corp. (a) (b)	26,868	626,293
Littelfuse, Inc.	7,799	2,020,019
Methode Electronics, Inc.	10,680	80,634
MicroVision, Inc. (a) (b)	78,100	96,844
Mirion Technologies, Inc. (a) (b)	70,000	1,628,200
M-Tron Industries, Inc. (a) (b)	600	33,288
Napco Security Technologies, Inc.	10,856	466,265
Neonode, Inc. (a)	3,100	10,819
nLight, Inc. (a)	15,388	455,946
Novanta, Inc. (a)	11,231	1,124,785
OSI Systems, Inc. (a) (b)	5,039	1,255,920
Ouster, Inc. (a)	16,200	438,210
PAR Technology Corp. (a) (b)	12,800	506,624
PC Connection, Inc.	3,560	220,684
Plexus Corp. (a)	8,400	1,215,396
Powerfleet, Inc. NJ (a) (b)	37,900	198,596
Ralliant Corp.	36,300	1,587,399
Red Cat Holdings, Inc. (a) (b)	27,400	283,590
Richardson Electronics Ltd. (b)	3,600	35,244
Rogers Corp. (a)	5,895	474,312
Sanmina Corp. (a)	16,375	1,884,926

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
ScanSource, Inc. (a)	6,609	$290,730
TD SYNNEX Corp.	24,484	4,009,255
TTM Technologies, Inc. (a)	31,600	1,820,160
Vishay Intertechnology, Inc.	38,445	588,209
Vishay Precision Group, Inc. (a) (b)	3,800	121,790
Vontier Corp.	46,400	1,947,408
Vuzix Corp. (a) (b)	21,900	68,547
		58,844,600
ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	51,998	1,368,067
Aris Water Solutions, Inc. Class A	9,800	241,668
Atlas Energy Solutions, Inc. (b)	24,700	280,839
Borr Drilling Ltd. (a) (b)	78,500	211,165
Bristow Group, Inc. (a)	8,833	318,695
Cactus, Inc. Class A	21,443	846,355
Core Laboratories, Inc. (b)	15,200	187,872
DMC Global, Inc. (a) (b)	6,200	52,390
Energy Services of America Corp. (b)	3,500	36,225
Expro Group Holdings NV (a) (b)	32,783	389,462
Flowco Holdings, Inc. Class A (b)	6,100	90,585
Forum Energy Technologies, Inc. (a) (b)	3,700	98,827
Helix Energy Solutions Group, Inc. (a)	44,009	288,699
Helmerich & Payne, Inc.	30,400	671,536
Innovex International, Inc. (a) (b)	12,375	229,433
Kodiak Gas Services, Inc.	21,100	780,067
Liberty Energy, Inc.	49,200	607,128
Mammoth Energy Services, Inc. (a) (b)	8,600	19,694
Nabors Industries Ltd. (a) (b)	4,727	193,193
National Energy Services Reunited Corp. (a)	19,200	196,992
Natural Gas Services Group, Inc. (b)	3,400	95,166
Noble Corp. PLC (b)	39,722	1,123,338
NOV, Inc.	119,104	1,578,128
Oceaneering International, Inc. (a)	29,781	737,973
Oil States International, Inc. (a)	20,066	121,600
Patterson-UTI Energy, Inc.	110,650	573,167
ProFrac Holding Corp. Class A (a)	3,300	12,210
ProPetro Holding Corp. (a)	25,299	132,567
Ranger Energy Services, Inc. Class A	5,400	75,816
RPC, Inc. (b)	28,210	134,280
SEACOR Marine Holdings, Inc. (a) (b)	6,900	44,781
Seadrill Ltd. (a) (b)	20,000	604,200
Select Water Solutions, Inc.	29,392	314,200
Solaris Energy Infrastructure, Inc. (b)	11,400	455,658
Security Description	Shares	Value
TechnipFMC PLC	129,207	$5,097,216
TETRA Technologies, Inc. (a)	40,300	231,725
Tidewater, Inc. (a) (b)	15,425	822,615
Transocean Ltd. (a) (b)	235,600	735,072
Valaris Ltd. (a) (b)	19,800	965,646
Weatherford International PLC	22,600	1,546,518
		22,510,768
ENTERTAINMENT — 3.2%
AMC Entertainment Holdings, Inc. Class A (a)	135,975	394,327
Atlanta Braves Holdings, Inc. Class A (a) (b)	3,938	179,061
Atlanta Braves Holdings, Inc. Class C (a) (b)	12,557	522,246
Cinemark Holdings, Inc. (b)	32,538	911,715
CuriosityStream, Inc. (b)	10,900	57,770
Eventbrite, Inc. Class A (a)	25,198	63,499
Gaia, Inc. (a) (b)	5,000	29,600
Golden Matrix Group, Inc. (a) (b)	7,800	8,814
IMAX Corp. (a) (b)	13,633	446,481
Liberty Media Corp.-Liberty Formula One Class A (a)	7,401	704,723
Liberty Media Corp.-Liberty Formula One Class C (a)	67,128	7,011,520
Liberty Media Corp.-Liberty Live Class A (a)	6,959	656,234
Liberty Media Corp.-Liberty Live Class C (a) (b)	14,033	1,360,780
Lionsgate Studios Corp. (a) (b)	65,407	451,308
Madison Square Garden Entertainment Corp. (a)	12,326	557,628
Madison Square Garden Sports Corp. (a)	5,173	1,174,271
Marcus Corp.	7,437	115,348
Playstudios, Inc. (a)	27,000	25,990
Playtika Holding Corp.	16,781	65,278
Reservoir Media, Inc. (a) (b)	6,400	52,096
ROBLOX Corp. Class A (a)	195,960	27,144,379
Roku, Inc. (a)	41,323	4,137,672
Sphere Entertainment Co. (a) (b)	8,686	539,574
Spotify Technology SA (a)	49,356	34,450,488
Starz Entertainment Corp. (a) (b)	4,252	62,632
Vivid Seats, Inc. Class A (a) (b)	1,224	20,343
		81,143,777
FINANCIAL SERVICES — 2.2%
Acacia Research Corp. (a) (b)	10,700	34,775
Affirm Holdings, Inc. (a)	86,100	6,292,188
Alerus Financial Corp.	7,179	158,943
AvidXchange Holdings, Inc. (a) (b)	53,500	532,325
Banco Latinoamericano de Comercio Exterior SA	9,100	418,327
Better Home & Finance Holding Co. (a)	1,600	89,824
Burford Capital Ltd. (b)	63,100	754,676
Cannae Holdings, Inc. (b)	18,400	336,904

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Cantaloupe, Inc. (a) (b)	18,600	$196,602
Cass Information Systems, Inc.	3,936	154,803
Compass Diversified Holdings (b)	21,200	140,344
Corebridge Financial, Inc.	86,713	2,779,152
Enact Holdings, Inc.	9,100	348,894
Equitable Holdings, Inc.	95,356	4,842,178
Essent Group Ltd.	30,344	1,928,665
Euronet Worldwide, Inc. (a)	12,912	1,133,803
EVERTEC, Inc.	20,300	685,734
Federal Agricultural Mortgage Corp. Class C	2,932	492,517
Finance of America Cos., Inc. Class A (a) (b)	1,200	26,916
Flywire Corp. (a)	37,400	506,396
HA Sustainable Infrastructure Capital, Inc. (b)	37,645	1,155,701
International Money Express, Inc. (a)	8,500	118,745
Jackson Financial, Inc. Class A	22,500	2,277,675
loanDepot, Inc. Class A (a) (b)	27,800	85,346
Marqeta, Inc. Class A (a) (b)	120,900	638,352
Merchants Bancorp	8,050	255,990
MGIC Investment Corp.	74,089	2,101,905
Mr. Cooper Group, Inc.	20,160	4,249,526
NCR Atleos Corp. (a)	22,983	903,462
NMI Holdings, Inc. (a)	24,665	945,656
Onity Group, Inc. (a) (b)	2,100	83,916
Pagseguro Digital Ltd. Class A	55,800	558,000
Payoneer Global, Inc. (a)	87,500	529,375
Paysafe Ltd. (a) (b)	9,917	128,128
Paysign, Inc. (a) (b)	10,200	64,158
PennyMac Financial Services, Inc.	9,197	1,139,324
Priority Technology Holdings, Inc. (a) (b)	8,365	57,467
Radian Group, Inc.	42,654	1,544,928
Remitly Global, Inc. (a)	52,400	854,120
Repay Holdings Corp. (a) (b)	24,900	130,227
Rocket Cos., Inc. Class A (b)	80,566	1,561,369
Security National Financial Corp. Class A (a)	3,759	32,590
Sezzle, Inc. (a) (b)	4,900	389,697
Shift4 Payments, Inc. Class A (a) (b)	20,696	1,601,870
StoneCo Ltd. Class A (a)	78,760	1,489,352
SWK Holdings Corp. (b)	1,400	20,370
Toast, Inc. Class A (a)	144,855	5,288,656
Triller Group, Inc. (a)	33,100	27,476
UWM Holdings Corp. (b)	50,600	308,154
Velocity Financial, Inc. (a)	3,034	55,037
Voya Financial, Inc.	30,562	2,286,038
Walker & Dunlop, Inc.	10,340	864,631
Waterstone Financial, Inc.	5,100	79,560
Western Union Co. (b)	102,300	817,377
Security Description	Shares	Value
WEX, Inc. (a)	10,811	$1,703,057
		56,201,201
FOOD PRODUCTS — 0.6%
Alico, Inc. (b)	1,900	65,854
B&G Foods, Inc. (b)	24,800	109,864
Beyond Meat, Inc. (a) (b)	23,762	44,910
BRC, Inc. Class A (a) (b)	29,600	46,176
Calavo Growers, Inc.	5,381	138,507
Cal-Maine Foods, Inc. (b)	14,350	1,350,335
Darling Ingredients, Inc. (a)	49,556	1,529,794
Dole PLC	22,000	295,680
Flowers Foods, Inc. (b)	59,031	770,355
Forafric Global PLC (a)	700	6,083
Fresh Del Monte Produce, Inc.	10,447	362,720
Freshpet, Inc. (a)	15,214	838,443
Hain Celestial Group, Inc. (a) (b)	28,501	45,032
Ingredion, Inc.	20,257	2,473,582
J&J Snack Foods Corp.	4,891	469,976
John B Sanfilippo & Son, Inc.	2,470	158,772
Lifeway Foods, Inc. (a)	1,300	36,088
Limoneira Co.	5,400	80,190
Mama's Creations, Inc. (a) (b)	10,400	109,304
Marzetti Co.	6,266	1,082,702
Mission Produce, Inc. (a) (b)	14,100	169,482
Pilgrim's Pride Corp.	13,021	530,215
Post Holdings, Inc. (a)	15,813	1,699,581
Seaboard Corp.	80	291,760
Seneca Foods Corp. Class A (a)	1,549	167,199
Simply Good Foods Co. (a)	29,200	724,744
Smithfield Foods, Inc.	14,400	338,112
SunOpta, Inc. (a) (b)	30,200	176,972
Tootsie Roll Industries, Inc. (b)	5,700	238,944
TreeHouse Foods, Inc. (a)	15,681	316,913
Utz Brands, Inc.	22,900	278,235
Vital Farms, Inc. (a)	10,800	444,420
Westrock Coffee Co. (a) (b)	12,400	60,264
		15,451,208
GAS UTILITIES — 0.6%
Brookfield Infrastructure Corp. Class A (b)	37,703	1,550,347
Chesapeake Utilities Corp.	7,221	972,597
MDU Resources Group, Inc. (b)	65,180	1,160,856
National Fuel Gas Co.	28,416	2,624,786
New Jersey Resources Corp.	31,355	1,509,743
Northwest Natural Holding Co. (b)	12,682	569,802
ONE Gas, Inc.	18,621	1,507,184
RGC Resources, Inc. (b)	2,600	58,344
Southwest Gas Holdings, Inc.	20,039	1,569,855
Spire, Inc.	18,083	1,474,126
UGI Corp.	68,135	2,266,170
		15,263,810
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	7,267	507,745

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Avis Budget Group, Inc. (a) (b)	5,372	$862,609
Covenant Logistics Group, Inc.	5,190	112,415
FTAI Infrastructure, Inc. (b)	34,700	151,292
Heartland Express, Inc.	14,755	123,647
Hertz Global Holdings, Inc. (a) (b)	37,700	256,360
Knight-Swift Transportation Holdings, Inc.	49,792	1,967,282
Landstar System, Inc.	10,958	1,343,013
Lyft, Inc. Class A (a)	127,587	2,808,190
Marten Transport Ltd.	18,348	195,590
PAMT Corp. (a)	2,200	25,080
Proficient Auto Logistics, Inc. (a) (b)	7,200	49,608
RXO, Inc. (a) (b)	50,990	784,226
Ryder System, Inc.	12,599	2,376,675
Saia, Inc. (a) (b)	8,455	2,531,089
Schneider National, Inc. Class B	16,400	347,024
U-Haul Holding Co. (a) (b) (c)	1,500	85,605
U-Haul Holding Co. (c)	33,396	1,699,856
Universal Logistics Holdings, Inc. (b)	2,129	49,904
Werner Enterprises, Inc. (b)	18,200	479,024
XPO, Inc. (a) (b)	36,290	4,691,208
		21,447,442
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Accuray, Inc. (a) (b)	29,900	49,933
Alphatec Holdings, Inc. (a)	36,200	526,348
AngioDynamics, Inc. (a)	12,197	136,240
Anteris Technologies Global Corp. (a) (b)	10,700	48,150
Artivion, Inc. (a)	11,792	499,273
AtriCure, Inc. (a)	15,400	542,850
Avanos Medical, Inc. (a)	14,400	166,464
Axogen, Inc. (a) (b)	14,200	253,328
Beta Bionics, Inc. (a)	12,400	246,388
Bioventus, Inc. Class A (a) (b)	14,300	95,667
Butterfly Network, Inc. (a) (b)	56,700	109,431
Carlsmed, Inc. (a)	2,000	26,780
Ceribell, Inc. (a) (b)	7,800	89,622
Cerus Corp. (a) (b)	57,609	91,598
ClearPoint Neuro, Inc. (a) (b)	8,600	187,394
CONMED Corp.	9,800	460,894
CVRx, Inc. (a) (b)	5,000	40,350
Delcath Systems, Inc. (a) (b)	9,600	103,200
Dentsply Sirona, Inc.	63,300	803,277
Electromed, Inc. (a) (b)	2,100	51,555
Embecta Corp.	17,900	252,569
Enovis Corp. (a)	17,775	539,294
Envista Holdings Corp. (a)	53,268	1,085,069
Glaukos Corp. (a)	17,507	1,427,696
Globus Medical, Inc. Class A (a)	35,542	2,035,490
Haemonetics Corp. (a)	14,893	725,885
ICU Medical, Inc. (a) (b)	7,580	909,297
Inogen, Inc. (a)	7,292	59,576
Inspire Medical Systems, Inc. (a)	9,209	683,308
Security Description	Shares	Value
Integer Holdings Corp. (a)	10,754	$1,111,211
Integra LifeSciences Holdings Corp. (a) (b)	20,993	300,830
iRadimed Corp.	2,600	185,016
iRhythm Technologies, Inc. (a) (b)	10,039	1,726,608
Kestra Medical Technologies Ltd. (a) (b)	4,000	95,040
KORU Medical Systems, Inc. (a) (b)	13,300	50,939
Lantheus Holdings, Inc. (a)	21,170	1,085,809
LeMaitre Vascular, Inc.	6,457	565,052
LENSAR, Inc. (a) (b)	2,400	29,640
LivaNova PLC (a)	16,950	887,841
Lucid Diagnostics, Inc. (a) (b)	25,400	25,654
Masimo Corp. (a) (b)	14,309	2,111,293
Merit Medical Systems, Inc. (a)	18,297	1,522,859
Neogen Corp. (a) (b)	67,942	387,949
Neuronetics, Inc. (a) (b)	8,700	23,751
NeuroPace, Inc. (a)	6,800	70,108
Novocure Ltd. (a)	32,155	415,443
Omnicell, Inc. (a)	14,866	452,670
OraSure Technologies, Inc. (a) (b)	23,000	73,830
Orthofix Medical, Inc. (a)	12,065	176,632
OrthoPediatrics Corp. (a) (b)	5,268	97,616
Outset Medical, Inc. (a)	5,100	72,012
Penumbra, Inc. (a)	11,816	2,993,229
PROCEPT BioRobotics Corp. (a) (b)	16,374	584,388
Pro-Dex, Inc. (a) (b)	700	23,695
Pulmonx Corp. (a) (b)	11,900	19,278
Pulse Biosciences, Inc. (a) (b)	5,793	102,536
QuidelOrtho Corp. (a) (b)	21,525	633,911
RxSight, Inc. (a)	11,700	105,183
Sanara Medtech, Inc. (a) (b)	1,000	31,730
SANUWAVE Health, Inc. (a)	2,000	74,960
Semler Scientific, Inc. (a) (b)	3,800	114,000
Shoulder Innovations, Inc. (a)	1,400	17,570
SI-BONE, Inc. (a)	11,960	176,051
Sight Sciences, Inc. (a)	13,600	46,784
STAAR Surgical Co. (a) (b)	15,769	423,713
Stereotaxis, Inc. (a) (b)	20,200	62,822
Surmodics, Inc. (a)	4,352	130,081
Tactile Systems Technology, Inc. (a) (b)	7,600	105,184
Tandem Diabetes Care, Inc. (a)	21,592	262,127
Teleflex, Inc.	14,200	1,737,512
TransMedics Group, Inc. (a) (b)	10,400	1,166,880
Treace Medical Concepts, Inc. (a) (b)	15,500	104,005
UFP Technologies, Inc. (a) (b)	2,300	459,080
Utah Medical Products, Inc. (b)	1,036	65,237
Varex Imaging Corp. (a)	12,508	155,099
Zimvie, Inc. (a)	8,700	164,778
		33,474,562

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a) (b)	29,537	$731,336
AdaptHealth Corp. (a) (b)	32,200	288,190
Addus HomeCare Corp. (a)	5,716	674,431
agilon health, Inc. (a) (b)	100,300	103,309
AirSculpt Technologies, Inc. (a) (b)	4,400	35,288
Alignment Healthcare, Inc. (a)	45,800	799,210
AMN Healthcare Services, Inc. (a)	11,948	231,313
Ardent Health, Inc. (a) (b)	7,700	102,025
Astrana Health, Inc. (a)	12,973	367,785
Aveanna Healthcare Holdings, Inc. (a)	14,800	131,276
BrightSpring Health Services, Inc. (a) (b)	29,400	869,064
Brookdale Senior Living, Inc. (a)	71,441	605,105
Castle Biosciences, Inc. (a)	9,000	204,930
Chemed Corp.	4,594	2,056,918
Clover Health Investments Corp. (a) (b)	127,100	388,926
Community Health Systems, Inc. (a) (b)	39,567	127,010
Concentra Group Holdings Parent, Inc.	36,409	762,040
CorVel Corp. (a)	9,100	704,522
Cross Country Healthcare, Inc. (a)	9,758	138,564
DocGo, Inc. (a) (b)	32,300	43,928
Encompass Health Corp.	31,603	4,014,213
Enhabit, Inc. (a)	15,751	126,165
Ensign Group, Inc.	17,443	3,013,627
Fulgent Genetics, Inc. (a) (b)	6,571	148,505
GeneDx Holdings Corp. (a)	5,900	635,666
Guardant Health, Inc. (a)	37,406	2,337,127
HealthEquity, Inc. (a)	26,463	2,507,898
Hims & Hers Health, Inc. (a) (b)	59,000	3,346,480
Innovage Holding Corp. (a) (b)	4,980	25,697
Joint Corp. (a) (b)	3,350	31,959
LifeStance Health Group, Inc. (a)	42,200	232,100
Nano-X Imaging Ltd. (a) (b)	17,400	64,380
National HealthCare Corp.	4,041	491,022
National Research Corp. (b)	4,000	51,120
NeoGenomics, Inc. (a)	39,829	307,480
Nutex Health, Inc. (a) (b)	1,100	113,652
Omada Health, Inc. (a)	2,900	64,119
OmniAb, Inc. (a) (c) (d)	3,212	—
Oncology Institute, Inc. (a) (b)	19,700	68,753
OPKO Health, Inc. (a) (b)	126,418	195,948
Option Care Health, Inc. (a)	51,107	1,418,730
Owens & Minor, Inc. (a) (b)	23,819	114,331
PACS Group, Inc. (a)	13,900	190,847
Pediatrix Medical Group, Inc. (a)	26,474	443,439
Pennant Group, Inc. (a)	10,417	262,717
Performant Healthcare, Inc. (a) (b)	21,800	168,514
Security Description	Shares	Value
Premier, Inc. Class A (b)	25,945	$721,271
Privia Health Group, Inc. (a)	36,100	898,890
Progyny, Inc. (a)	23,300	501,416
RadNet, Inc. (a) (b)	21,443	1,634,171
Select Medical Holdings Corp.	34,734	445,985
Sonida Senior Living, Inc. (a) (b)	1,400	38,808
Surgery Partners, Inc. (a) (b)	24,595	532,236
Talkspace, Inc. (a) (b)	44,700	123,372
Tenet Healthcare Corp. (a)	27,622	5,608,371
U.S. Physical Therapy, Inc.	4,822	409,629
Viemed Healthcare, Inc. (a)	10,300	69,937
		40,723,745
HEALTH CARE REITs — 0.6%
American Healthcare REIT, Inc.	49,900	2,096,299
CareTrust REIT, Inc.	66,828	2,317,595
Community Healthcare Trust, Inc. REIT	8,647	132,299
Diversified Healthcare Trust REIT	69,177	305,071
Global Medical REIT, Inc. (b)	3,880	130,795
Healthcare Realty Trust, Inc. REIT (b)	104,018	1,875,445
LTC Properties, Inc. REIT	14,324	527,983
Medical Properties Trust, Inc. REIT (b)	159,561	808,974
National Health Investors, Inc. REIT	14,545	1,156,327
Omega Healthcare Investors, Inc. REIT	91,007	3,842,315
Sabra Health Care REIT, Inc.	73,655	1,372,929
Sila Realty Trust, Inc. REIT (b)	17,500	439,250
Strawberry Fields REIT, Inc.	2,800	34,440
Universal Health Realty Income Trust REIT	4,088	160,127
		15,199,849
HEALTH CARE TECHNOLOGY — 0.9%
Certara, Inc. (a)	38,900	475,358
Claritev Corp. (a)	2,300	122,084
Definitive Healthcare Corp. (a)	10,800	43,848
Doximity, Inc. Class A (a)	42,300	3,094,245
Evolent Health, Inc. Class A (a)	37,765	319,492
Health Catalyst, Inc. (a) (b)	19,100	54,435
HealthStream, Inc.	7,799	220,244
LifeMD, Inc. (a) (b)	12,700	86,233
OptimizeRx Corp. (a) (b)	4,896	100,368
Phreesia, Inc. (a)	17,900	421,008
Schrodinger, Inc. (a) (b)	17,608	353,216
Simulations Plus, Inc. (a) (b)	5,197	78,319
Teladoc Health, Inc. (a) (b)	55,304	427,500
TruBridge, Inc. (a) (b)	3,100	62,527
Veeva Systems, Inc. Class A (a)	47,356	14,107,826
Waystar Holding Corp. (a)	34,367	1,303,196
		21,269,899
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	70,100	841,901

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Braemar Hotels & Resorts, Inc. REIT (b)	21,000	$57,330
Chatham Lodging Trust REIT	13,560	90,988
DiamondRock Hospitality Co. REIT (b)	64,700	515,012
Park Hotels & Resorts, Inc. REIT (b)	62,134	688,445
Pebblebrook Hotel Trust REIT (b)	37,157	423,218
RLJ Lodging Trust REIT (b)	46,555	335,196
Ryman Hospitality Properties, Inc. REIT	19,324	1,731,237
Service Properties Trust REIT (b)	50,974	138,139
Summit Hotel Properties, Inc. REIT (b)	34,600	189,954
Sunstone Hotel Investors, Inc. REIT	60,519	567,063
Xenia Hotels & Resorts, Inc. REIT	31,300	429,436
		6,007,919
HOTELS, RESTAURANTS & LEISURE — 3.1%
Accel Entertainment, Inc. (a) (b)	17,100	189,297
Aramark (b)	82,695	3,175,488
Bally's Corp. (a)	2,800	31,080
Biglari Holdings, Inc. Class B (a) (b)	234	75,734
BJ's Restaurants, Inc. (a) (b)	6,106	186,416
Bloomin' Brands, Inc. (b)	26,193	187,804
Boyd Gaming Corp.	17,898	1,547,282
Brightstar Lottery PLC (b)	34,735	599,179
Brinker International, Inc. (a)	13,918	1,763,132
Caesars Entertainment, Inc. (a)	66,200	1,789,055
Cava Group, Inc. (a) (b)	31,600	1,908,956
Cheesecake Factory, Inc. (b)	14,355	784,357
Choice Hotels International, Inc. (b)	8,656	925,413
Churchill Downs, Inc.	20,016	1,941,752
Cracker Barrel Old Country Store, Inc. (b)	7,108	313,178
Dave & Buster's Entertainment, Inc. (a)	8,616	156,467
Denny's Corp. (a) (b)	16,041	83,894
Dine Brands Global, Inc. (b)	4,730	116,926
DraftKings, Inc. Class A (a)	154,123	5,764,200
Dutch Bros, Inc. Class A (a)	37,578	1,966,833
El Pollo Loco Holdings, Inc. (a)	8,200	79,540
First Watch Restaurant Group, Inc. (a) (b)	14,300	223,652
Flutter Entertainment PLC (a)	56,200	14,274,800
Genius Sports Ltd. (a)	68,600	849,268
Global Business Travel Group I (a) (b)	29,900	241,592
Golden Entertainment, Inc.	6,025	142,070
Hilton Grand Vacations, Inc. (a)	17,871	747,187
Hyatt Hotels Corp. Class A (b)	12,759	1,810,885
Inspired Entertainment, Inc. (a) (b)	7,000	65,660
Security Description	Shares	Value
Jack in the Box, Inc. (b)	5,997	$118,561
Krispy Kreme, Inc. (b)	22,800	88,236
Kura Sushi USA, Inc. Class A (a)	2,000	118,820
Life Time Group Holdings, Inc. (a)	42,600	1,175,760
Light & Wonder, Inc. (a) (b)	26,264	2,204,600
Lindblad Expeditions Holdings, Inc. (a) (b)	11,389	145,779
Marriott Vacations Worldwide Corp. (b)	8,640	575,078
Monarch Casino & Resort, Inc.	4,000	423,360
Nathan's Famous, Inc.	900	99,666
Papa John's International, Inc. (b)	10,188	490,552
Penn Entertainment, Inc. (a) (b)	47,900	922,554
Planet Fitness, Inc. Class A (a)	26,639	2,765,128
Portillo's, Inc. Class A (a) (b)	17,400	112,230
Potbelly Corp. (a)	7,853	133,815
Pursuit Attractions & Hospitality, Inc. (a) (b)	6,454	233,506
RCI Hospitality Holdings, Inc. (b)	2,600	79,326
Red Rock Resorts, Inc. Class A	15,286	933,363
Restaurant Brands International, Inc. (b)	103,800	6,657,732
Rush Street Interactive, Inc. (a) (b)	27,800	569,344
Sabre Corp. (a) (b)	113,335	207,403
Serve Robotics, Inc. (a) (b)	15,100	175,613
Shake Shack, Inc. Class A (a)	12,165	1,138,766
Six Flags Entertainment Corp. (a) (b)	29,920	679,782
Super Group SGHC Ltd.	50,000	660,000
Sweetgreen, Inc. Class A (a) (b)	32,699	260,938
Target Hospitality Corp. (a) (b)	10,439	88,523
Texas Roadhouse, Inc.	20,977	3,485,329
Travel & Leisure Co.	19,500	1,160,055
United Parks & Resorts, Inc. (a) (b)	8,617	445,499
Vail Resorts, Inc. (b)	11,346	1,697,021
Viking Holdings Ltd. (a)	55,800	3,468,528
Wendy's Co. (b)	50,958	466,775
Wingstop, Inc. (b)	8,765	2,205,975
Wyndham Hotels & Resorts, Inc.	23,716	1,894,908
Xponential Fitness, Inc. Class A (a) (b)	9,100	70,889
		77,894,511
HOUSEHOLD DURABLES — 1.4%
Bassett Furniture Industries, Inc.	2,100	32,844
Beazer Homes USA, Inc. (a) (b)	8,996	220,852
Cavco Industries, Inc. (a)	2,376	1,379,814
Century Communities, Inc.	8,251	522,866
Champion Homes, Inc. (a)	18,037	1,377,486
Cricut, Inc. Class A (b)	14,500	91,205
Dream Finders Homes, Inc. Class A (a) (b)	9,500	246,240
Ethan Allen Interiors, Inc.	7,200	212,112

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Flexsteel Industries, Inc. (b)	1,100	$50,985
Green Brick Partners, Inc. (a)	9,802	723,976
Hamilton Beach Brands Holding Co. Class A (b)	2,500	35,925
Helen of Troy Ltd. (a)	7,064	178,013
Hovnanian Enterprises, Inc. Class A (a)	1,500	192,735
Installed Building Products, Inc. (b)	7,314	1,804,071
KB Home	20,500	1,304,620
La-Z-Boy, Inc.	13,033	447,292
Legacy Housing Corp. (a) (b)	2,920	80,329
Leggett & Platt, Inc.	41,700	370,296
LGI Homes, Inc. (a) (b)	6,525	337,408
Lovesac Co. (a) (b)	4,487	75,965
M/I Homes, Inc. (a)	8,191	1,183,108
Meritage Homes Corp.	22,234	1,610,409
Newell Brands, Inc.	132,800	695,872
SharkNinja, Inc. (a)	26,591	2,742,862
Somnigroup International, Inc. (b)	64,105	5,405,975
Sonos, Inc. (a)	37,130	586,654
Taylor Morrison Home Corp. (a)	30,058	1,984,128
Toll Brothers, Inc.	30,984	4,280,130
TopBuild Corp. (a) (b)	9,048	3,536,501
Traeger, Inc. (a) (b)	10,400	12,688
Tri Pointe Homes, Inc. (a)	27,083	920,009
Whirlpool Corp. (b)	17,000	1,336,200
		33,979,570
HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (a)	2,800	91,420
Central Garden & Pet Co. Class A (a)	15,751	465,127
Energizer Holdings, Inc. (b)	21,058	524,134
Oil-Dri Corp. of America	3,100	189,224
Reynolds Consumer Products, Inc. (b)	17,400	425,778
Spectrum Brands Holdings, Inc.	7,369	387,093
WD-40 Co.	4,253	840,393
		2,923,169
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Brookfield Renewable Corp. (b)	43,269	1,489,319
Clearway Energy, Inc. Class A	11,926	321,167
Clearway Energy, Inc. Class C (b)	25,300	714,725
Hallador Energy Co. (a) (b)	9,800	191,786
Montauk Renewables, Inc. (a)	18,900	37,989
Ormat Technologies, Inc.	18,892	1,818,355
Talen Energy Corp. (a)	14,400	6,125,472
		10,698,813
INDUSTRIAL CONGLOMERATES — 0.0% *
Brookfield Business Corp. Class A (b)	7,200	241,416
Security Description	Shares	Value
INDUSTRIAL REITs — 0.6%
Americold Realty Trust, Inc. REIT	91,466	$1,119,544
EastGroup Properties, Inc. REIT	16,758	2,836,459
First Industrial Realty Trust, Inc. REIT	40,515	2,085,307
Industrial Logistics Properties Trust REIT (b)	17,000	99,110
Innovative Industrial Properties, Inc. REIT (b)	8,733	467,914
Lineage, Inc. REIT (b)	22,672	876,046
LXP Industrial Trust REIT	92,100	825,216
Plymouth Industrial REIT, Inc. (b)	12,700	283,591
Rexford Industrial Realty, Inc. REIT (b)	75,043	3,085,018
STAG Industrial, Inc. REIT	59,145	2,087,227
Terreno Realty Corp. REIT (b)	32,024	1,817,362
		15,582,794
INSURANCE — 2.8%
Abacus Global Management, Inc. (a) (b)	12,700	72,771
Ambac Financial Group, Inc. (a)	14,294	119,212
American Coastal Insurance Corp. Class C	7,700	87,703
American Financial Group, Inc.	20,893	3,044,528
American Integrity Insurance Group, Inc. (a)	2,400	53,544
AMERISAFE, Inc.	6,034	264,531
Aspen Insurance Holdings Ltd. Class A (a)	5,000	183,550
Assured Guaranty Ltd.	14,719	1,245,963
Ategrity Specialty Holdings LLC (a)	1,900	37,563
Axis Capital Holdings Ltd.	24,299	2,327,844
Baldwin Insurance Group, Inc. (a) (b)	22,005	620,761
Bowhead Specialty Holdings, Inc. (a)	5,200	140,608
Brighthouse Financial, Inc. (a)	18,073	959,315
Citizens, Inc. (a) (b)	13,900	72,975
CNA Financial Corp. (b)	6,691	310,864
CNO Financial Group, Inc.	29,879	1,181,714
Crawford & Co. Class A	4,900	52,430
Donegal Group, Inc. Class A	5,739	111,279
eHealth, Inc. (a)	8,000	34,480
Employers Holdings, Inc.	7,700	327,096
F&G Annuities & Life, Inc.	6,850	214,199
Fidelis Insurance Holdings Ltd. (b)	18,200	330,330
Fidelity National Financial, Inc.	82,408	4,984,860
First American Financial Corp.	30,814	1,979,491
Genworth Financial, Inc. (a)	129,182	1,149,720
GoHealth, Inc. Class A (a)	1,500	7,230
Goosehead Insurance, Inc. Class A (b)	7,519	559,564
Greenlight Capital Re Ltd. Class A (a) (b)	8,696	110,439

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Hamilton Insurance Group Ltd. Class B (a)	14,500	$359,600
Hanover Insurance Group, Inc.	11,335	2,058,776
HCI Group, Inc.	3,273	628,187
Heritage Insurance Holdings, Inc. (a)	7,100	178,778
Hippo Holdings, Inc. (a) (b)	5,635	203,762
Horace Mann Educators Corp.	12,900	582,693
Investors Title Co. (b)	443	118,649
James River Group Holdings Ltd. (b)	11,900	66,045
Kemper Corp.	19,407	1,000,431
Kestrel Group Ltd. (a) (b)	994	27,146
Kingstone Cos., Inc. (b)	3,300	48,510
Kingsway Financial Services, Inc. (a) (b)	6,300	92,106
Kinsale Capital Group, Inc.	7,049	2,997,658
Lemonade, Inc. (a) (b)	17,400	931,422
Lincoln National Corp.	54,600	2,202,018
Markel Group, Inc. (a)	3,995	7,635,883
MBIA, Inc. (a) (b)	13,697	102,043
Mercury General Corp.	8,337	706,811
NI Holdings, Inc. (a)	2,500	33,900
Old Republic International Corp.	72,462	3,077,461
Oscar Health, Inc. Class A (a) (b)	60,829	1,151,493
Palomar Holdings, Inc. (a)	8,310	970,192
Primerica, Inc.	10,464	2,904,702
ProAssurance Corp. (a)	16,005	383,960
Reinsurance Group of America, Inc.	20,891	4,013,788
RenaissanceRe Holdings Ltd.	14,675	3,726,423
RLI Corp.	25,885	1,688,220
Root, Inc. Class A (a) (b)	3,500	313,285
Ryan Specialty Holdings, Inc. (b)	33,250	1,873,970
Safety Insurance Group, Inc.	4,768	337,050
Selective Insurance Group, Inc.	18,898	1,532,061
Selectquote, Inc. (a)	42,903	84,090
SiriusPoint Ltd. (a)	32,500	587,925
Skyward Specialty Insurance Group, Inc. (a)	11,200	532,672
Slide Insurance Holdings, Inc. (a)	8,600	135,751
Stewart Information Services Corp.	8,665	635,318
Tiptree, Inc.	7,200	138,024
Trupanion, Inc. (a) (b)	11,600	502,048
United Fire Group, Inc.	6,663	202,688
Universal Insurance Holdings, Inc.	8,217	216,107
Unum Group	53,633	4,171,575
White Mountains Insurance Group Ltd. (b)	751	1,255,311
		70,993,096
INTERACTIVE MEDIA & SERVICES — 0.9%
Angi, Inc. (a) (b)	12,674	206,079
Arena Group Holdings, Inc. (a)	4,500	24,615
Security Description	Shares	Value
Bumble, Inc. Class A (a)	22,100	$134,589
Cargurus, Inc. (a)	25,700	956,811
Cars.com, Inc. (a) (b)	18,000	219,960
EverQuote, Inc. Class A (a)	8,835	202,057
fuboTV, Inc. (a) (b)	105,100	436,165
Getty Images Holdings, Inc. (a) (b)	32,078	63,514
Grindr, Inc. (a) (b)	10,400	156,208
IAC, Inc. (a) (b)	21,537	733,766
MediaAlpha, Inc. Class A (a)	11,003	125,214
Nextdoor Holdings, Inc. (a)	66,200	138,358
Pinterest, Inc. Class A (a)	189,337	6,090,971
QuinStreet, Inc. (a)	17,398	269,147
Reddit, Inc. Class A (a)	37,400	8,601,626
Rumble, Inc. (a) (b)	33,800	244,712
Shutterstock, Inc. (b)	8,010	167,009
Teads Holding Co. (a) (b)	13,600	22,440
Travelzoo (a) (b)	1,600	15,728
TripAdvisor, Inc. (a) (b)	36,400	591,864
TrueCar, Inc. (a)	25,266	46,489
Trump Media & Technology Group Corp. (a)	51,400	843,988
Vimeo, Inc. (a)	47,023	364,428
Webtoon Entertainment, Inc. (a) (b)	5,600	108,696
Yelp, Inc. (a)	19,191	598,759
Ziff Davis, Inc. (a) (b)	13,106	499,339
ZipRecruiter, Inc. Class A (a) (b)	23,049	97,267
ZoomInfo Technologies, Inc. (a)	93,700	1,022,267
		22,982,066
IT SERVICES — 2.9%
Amdocs Ltd.	35,435	2,907,442
Applied Digital Corp. (a) (b)	67,200	1,541,568
ASGN, Inc. (a)	13,235	626,677
Backblaze, Inc. Class A (a)	16,900	156,832
BigBear.ai Holdings, Inc. (a) (b)	90,700	591,364
Cloudflare, Inc. Class A (a)	98,932	21,229,818
Commerce.com, Inc. (a) (b)	22,600	112,774
Crexendo, Inc. (a)	4,500	29,250
CSP, Inc. (b)	1,400	16,170
DigitalOcean Holdings, Inc. (a)	21,400	731,024
DXC Technology Co. (a)	57,700	786,451
Fastly, Inc. Class A (a) (b)	43,943	375,713
Globant SA (a) (b)	13,794	791,500
Grid Dynamics Holdings, Inc. (a)	20,500	158,055
Hackett Group, Inc.	7,690	146,187
Information Services Group, Inc. (b)	10,800	62,100
Kyndryl Holdings, Inc. (a) (b)	73,361	2,203,031
MongoDB, Inc. (a)	25,330	7,861,925
Okta, Inc. (a)	52,188	4,785,639
Rackspace Technology, Inc. (a) (b)	20,500	28,905
Snowflake, Inc. Class A (a)	100,269	22,615,673
TSS, Inc. (a) (b)	6,100	110,471
Tucows, Inc. Class A (a) (b)	2,476	45,942

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Twilio, Inc. Class A (a)	44,813	$4,485,333
Unisys Corp. (a)	20,800	81,120
VTEX Class A (a) (b)	17,900	78,402
		72,559,366
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp. (b)	8,572	672,816
American Outdoor Brands, Inc. (a) (b)	3,500	30,380
Brunswick Corp.	20,779	1,314,064
Clarus Corp. (b)	8,665	30,328
Escalade, Inc. (b)	3,200	40,224
Funko, Inc. Class A (a) (b)	9,350	32,164
JAKKS Pacific, Inc. (b)	2,600	48,698
Johnson Outdoors, Inc. Class A	1,380	55,738
Latham Group, Inc. (a)	14,700	111,867
Malibu Boats, Inc. Class A (a) (b)	5,665	183,829
Marine Products Corp. (b)	3,280	29,094
MasterCraft Boat Holdings, Inc. (a) (b)	5,065	108,695
Mattel, Inc. (a)	101,897	1,714,927
Outdoor Holding Co. (a) (b)	30,400	44,992
Peloton Interactive, Inc. Class A (a) (b)	118,203	1,063,827
Polaris, Inc. (b)	16,503	959,319
Smith & Wesson Brands, Inc. (b)	13,626	133,944
Sturm Ruger & Co., Inc. (b)	5,085	221,045
Topgolf Callaway Brands Corp. (a) (b)	41,441	393,689
YETI Holdings, Inc. (a) (b)	26,162	868,055
		8,057,695
LIFE SCIENCES TOOLS & SERVICES — 1.0%
10X Genomics, Inc. Class A (a) (b)	34,145	399,155
Adaptive Biotechnologies Corp. (a)	46,700	698,632
Alpha Teknova, Inc. (a) (b)	3,200	19,808
Atlantic International Corp. (a)	3,000	9,150
Avantor, Inc. (a)	209,351	2,612,700
Azenta, Inc. (a)	13,141	377,410
BioLife Solutions, Inc. (a)	12,020	306,630
Bio-Rad Laboratories, Inc. Class A (a) (b)	5,900	1,654,301
Bruker Corp. (b)	32,734	1,063,528
Codexis, Inc. (a) (b)	23,921	58,367
CryoPort, Inc. (a) (b)	14,900	141,252
Cytek Biosciences, Inc. (a) (b)	37,600	130,472
Fortrea Holdings, Inc. (a)	28,700	241,654
Ginkgo Bioworks Holdings, Inc. (a)	12,500	182,250
Illumina, Inc. (a) (b)	50,200	4,767,494
Lifecore Biomedical, Inc. (a) (b)	7,800	57,408
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	34,800	99,876
MaxCyte, Inc. (a) (b)	33,400	52,772
Medpace Holdings, Inc. (a)	7,101	3,651,050
Mesa Laboratories, Inc.	1,598	107,082
Security Description	Shares	Value
Niagen Bioscience, Inc. (a) (b)	17,200	$160,476
OmniAb, Inc. (a) (c)	31,856	50,970
Pacific Biosciences of California, Inc. (a) (b)	86,321	110,491
Personalis, Inc. (a) (b)	15,100	98,452
Qiagen NV (b)	68,320	3,052,538
Quanterix Corp. (a) (b)	11,300	61,359
Quantum-Si, Inc. (a) (b)	49,500	69,795
Repligen Corp. (a)	16,717	2,234,561
Sotera Health Co. (a)	55,300	869,869
Standard BioTools, Inc. (a) (b)	93,200	121,160
Tempus AI, Inc. (a) (b)	26,400	2,130,744
		25,591,406
MACHINERY — 3.3%
3D Systems Corp. (a) (b)	40,865	118,509
Aebi Schmidt Holding AG (b)	11,535	143,841
AGCO Corp. (b)	19,721	2,111,527
AirJoule Technologies Corp. (a)	5,900	27,671
Alamo Group, Inc.	3,289	627,870
Albany International Corp. Class A	9,571	510,134
Allison Transmission Holdings, Inc.	26,943	2,286,922
Astec Industries, Inc.	7,206	346,825
Atmus Filtration Technologies, Inc.	26,237	1,183,026
Blue Bird Corp. (a)	9,922	571,011
Chart Industries, Inc. (a)	13,970	2,796,096
CNH Industrial NV	278,126	3,017,667
Columbus McKinnon Corp.	9,048	129,748
Crane Co.	15,648	2,881,423
Donaldson Co., Inc.	36,827	3,014,290
Douglas Dynamics, Inc.	7,173	224,228
Eastern Co.	1,500	35,190
Energy Recovery, Inc. (a)	16,800	259,056
Enerpac Tool Group Corp.	16,891	692,531
Enpro, Inc. (b)	6,645	1,501,770
Esab Corp.	18,072	2,019,365
ESCO Technologies, Inc.	8,128	1,715,902
Federal Signal Corp.	18,813	2,238,559
Flowserve Corp.	41,257	2,192,397
Franklin Electric Co., Inc.	12,515	1,191,428
Gates Industrial Corp. PLC (a)	81,300	2,017,866
Gencor Industries, Inc. (a)	3,300	48,279
Gorman-Rupp Co.	6,700	310,947
Graco, Inc.	52,582	4,467,367
Graham Corp. (a)	3,200	175,680
Greenbrier Cos., Inc.	9,394	433,721
Helios Technologies, Inc.	10,348	539,441
Hillenbrand, Inc.	22,468	607,535
Hillman Solutions Corp. (a)	61,800	567,324
Hyster-Yale, Inc.	3,675	135,461
ITT, Inc.	24,554	4,389,273
JBT Marel Corp.	16,391	2,302,116
Kadant, Inc. (b)	3,690	1,098,070
Kennametal, Inc. (b)	24,117	504,769

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
L.B. Foster Co. Class A (a) (b)	3,400	$91,630
Lincoln Electric Holdings, Inc.	17,156	4,045,900
Lindsay Corp.	3,475	488,446
Luxfer Holdings PLC	8,431	117,191
Manitowoc Co., Inc. (a)	10,675	106,857
Mayville Engineering Co., Inc. (a) (b)	4,100	56,416
Microvast Holdings, Inc. (a) (b)	62,700	241,395
Middleby Corp. (a) (b)	15,997	2,126,481
Miller Industries, Inc.	3,465	140,055
Mueller Industries, Inc. (b)	34,368	3,474,949
Mueller Water Products, Inc. Class A	48,922	1,248,489
Omega Flex, Inc.	1,451	45,249
Oshkosh Corp.	20,246	2,625,906
Palladyne AI Corp. (a) (b)	7,200	61,848
Park-Ohio Holdings Corp.	3,500	74,340
Proto Labs, Inc. (a)	7,485	374,475
RBC Bearings, Inc. (a)	9,822	3,833,428
REV Group, Inc.	15,200	861,384
Richtech Robotics, Inc. Class B (a) (b)	21,100	90,519
SPX Technologies, Inc. (a)	15,081	2,816,829
Standex International Corp. (b)	3,719	788,056
Tennant Co.	5,824	472,093
Terex Corp. (b)	19,992	1,025,590
Timken Co. (b)	19,858	1,492,924
Titan International, Inc. (a) (b)	15,900	120,204
Toro Co.	31,294	2,384,603
Trinity Industries, Inc.	25,569	716,955
Wabash National Corp.	13,487	133,117
Watts Water Technologies, Inc. Class A	8,522	2,380,024
Worthington Enterprises, Inc.	9,772	542,248
		82,412,436
MARINE — 0.1%
Costamare Bulkers Holdings Ltd. (a)	2,739	39,359
Costamare, Inc.	13,700	163,167
Genco Shipping & Trading Ltd. (b)	10,600	188,680
Himalaya Shipping Ltd. (a) (b)	9,700	79,831
Kirby Corp. (a)	17,653	1,473,143
Matson, Inc.	10,255	1,011,041
Pangaea Logistics Solutions Ltd. (b)	9,500	48,260
Safe Bulkers, Inc. (b)	18,060	80,186
		3,083,667
MEDIA — 0.7%
Advantage Solutions, Inc. (a) (b)	31,900	48,807
Altice USA, Inc. Class A (a) (b)	82,500	198,825
AMC Networks, Inc. Class A (a) (b)	10,020	82,565
Boston Omaha Corp. Class A (a) (b)	6,665	87,178
Cable One, Inc. (b)	1,592	281,864
Security Description	Shares	Value
DoubleVerify Holdings, Inc. (a)	43,100	$516,338
EchoStar Corp. Class A (a) (b)	42,063	3,211,931
Emerald Holding, Inc. (b)	4,800	24,432
Entravision Communications Corp. Class A (b)	18,800	43,804
EW Scripps Co. Class A (a) (b)	20,640	50,774
Gambling.com Group Ltd. (a) (b)	5,183	42,397
Gannett Co., Inc. (a) (b)	44,914	185,495
Gray Media, Inc. (b)	26,477	153,037
Ibotta, Inc. Class A (a) (b)	4,200	116,970
iHeartMedia, Inc. Class A (a)	37,700	108,199
Integral Ad Science Holding Corp. (a) (b)	23,300	236,961
John Wiley & Sons, Inc. Class A (b)	12,740	515,588
Liberty Broadband Corp. Class A (a)	5,164	327,036
Liberty Broadband Corp. Class C (a)	36,032	2,289,473
Magnite, Inc. (a) (b)	43,827	954,552
National CineMedia, Inc. (b)	22,000	99,220
New York Times Co. Class A	50,795	2,915,633
Newsmax, Inc. (a)	3,500	43,400
Nexstar Media Group, Inc. (b)	8,898	1,759,490
Nexxen International Ltd. (a)	11,100	102,675
NIQ Global Intelligence PLC (a)	15,600	244,920
PubMatic, Inc. Class A (a) (b)	12,500	103,500
Scholastic Corp.	6,429	176,026
Sinclair, Inc. (b)	12,462	188,176
Sirius XM Holdings, Inc.	60,897	1,417,378
Stagwell, Inc. (a) (b)	36,700	206,621
TechTarget, Inc. (a)	8,400	48,804
TEGNA, Inc.	50,383	1,024,286
Thryv Holdings, Inc. (a) (b)	12,000	144,720
WideOpenWest, Inc. (a) (b)	15,836	81,714
		18,032,789
METALS & MINING — 2.1%
Alcoa Corp.	82,005	2,697,145
Alpha Metallurgical Resources, Inc. (a)	3,700	607,133
American Battery Technology Co. (a) (b)	27,900	135,594
Anglogold Ashanti PLC (b)	161,600	11,365,328
Ascent Industries Co. (a)	1,200	15,456
Caledonia Mining Corp. PLC (b)	5,200	188,292
Carpenter Technology Corp.	15,224	3,738,101
Century Aluminum Co. (a)	16,600	487,376
Cleveland-Cliffs, Inc. (a) (b)	154,425	1,883,985
Coeur Mining, Inc. (a)	200,742	3,765,920
Commercial Metals Co.	35,247	2,018,948
Compass Minerals International, Inc. (a) (b)	10,914	209,549
Constellium SE (a)	44,300	659,184
Contango ORE, Inc. (a) (b)	2,800	69,804
Critical Metals Corp. (a) (b)	10,000	62,200
Dakota Gold Corp. (a)	27,200	123,760

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Ferroglobe PLC (a) (c) (d)	2,200	$—
Ferroglobe PLC (b) (c)	36,400	165,620
Friedman Industries, Inc.	1,800	39,411
Hecla Mining Co.	188,116	2,276,204
Idaho Strategic Resources, Inc. (a) (b)	4,100	138,539
Ivanhoe Electric, Inc. (a) (b)	26,400	331,320
Kaiser Aluminum Corp.	5,033	388,346
Lifezone Metals Ltd. (a)	8,100	44,388
MAC Copper Ltd. (a) (b)	19,600	239,316
Materion Corp.	6,555	791,910
Metallus, Inc. (a)	11,814	195,285
MP Materials Corp. (a) (b)	41,400	2,776,698
NioCorp Developments Ltd. (a) (b)	22,000	146,960
Novagold Resources, Inc. (a) (b)	95,000	836,000
Olympic Steel, Inc.	3,300	100,485
Perpetua Resources Corp. (a) (b)	23,400	473,382
Ramaco Resources, Inc. Class A (a) (b)	9,100	302,029
Reliance, Inc.	16,701	4,690,142
Royal Gold, Inc. (b)	20,827	4,177,480
Ryerson Holding Corp. (b)	8,500	194,310
Southern Copper Corp.	26,454	3,210,457
SSR Mining, Inc. (a)	63,900	1,560,438
SunCoke Energy, Inc.	26,800	218,688
Tredegar Corp. (a)	9,107	73,129
U.S. Antimony Corp. (a) (b)	29,800	184,760
U.S. Gold Corp. (a) (b)	3,600	59,328
Vox Royalty Corp.	11,400	49,020
Warrior Met Coal, Inc. (b)	16,338	1,039,750
Worthington Steel, Inc.	10,172	309,127
		53,040,297
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
ACRES Commercial Realty Corp. REIT (a) (b)	1,500	31,740
Adamas Trust, Inc. REIT (b)	26,671	185,897
Advanced Flower Capital, Inc. REIT (b)	6,300	24,129
AG Mortgage Investment Trust, Inc. REIT (b)	9,100	65,884
AGNC Investment Corp. REIT (b)	332,779	3,257,907
Angel Oak Mortgage REIT, Inc. (b)	3,580	33,545
Annaly Capital Management, Inc. REIT	203,425	4,111,219
Apollo Commercial Real Estate Finance, Inc. REIT (b)	44,249	448,242
Arbor Realty Trust, Inc. REIT (b)	60,400	737,484
ARES Commercial Real Estate Corp. REIT (b)	17,500	78,925
ARMOUR Residential REIT, Inc. (b)	35,159	525,276
Security Description	Shares	Value
Blackstone Mortgage Trust, Inc. Class A REIT	51,166	$941,966
BrightSpire Capital, Inc. REIT (b)	41,100	223,173
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	6,900	88,251
Chimera Investment Corp. REIT (b)	25,515	337,308
Claros Mortgage Trust, Inc. REIT	30,700	101,924
Dynex Capital, Inc. REIT (b)	40,300	495,287
Ellington Financial, Inc. REIT (b)	29,105	377,783
Franklin BSP Realty Trust, Inc. REIT (b)	26,334	285,987
Invesco Mortgage Capital, Inc. REIT (b)	20,501	154,988
KKR Real Estate Finance Trust, Inc. REIT (b)	18,500	166,500
Ladder Capital Corp. REIT	36,139	394,277
Lument Finance Trust, Inc. REIT	6,500	13,130
MFA Financial, Inc. REIT (b)	32,534	298,987
Nexpoint Real Estate Finance, Inc. REIT (b)	2,400	34,032
Orchid Island Capital, Inc. REIT (b)	39,420	276,334
PennyMac Mortgage Investment Trust REIT (b)	27,524	337,444
Ready Capital Corp. REIT (b)	50,875	196,886
Redwood Trust, Inc. REIT (b)	41,900	242,601
Rithm Capital Corp. REIT	169,811	1,934,147
Rithm Property Trust, Inc. REIT (b)	6,900	17,388
Seven Hills Realty Trust REIT (b)	4,300	44,333
Sunrise Realty Trust, Inc. REIT (b)	3,199	33,238
TPG RE Finance Trust, Inc. REIT (b)	18,952	162,229
Two Harbors Investment Corp. REIT (b)	32,989	325,601
Starwood Property Trust, Inc. REIT (b)	109,704	2,124,967
		19,109,009
MULTI-UTILITIES — 0.2%
Avista Corp.	25,200	952,812
Black Hills Corp.	22,505	1,386,083
Northwestern Energy Group, Inc.	19,155	1,122,674
Unitil Corp.	5,038	241,119
		3,702,688
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	53,100	221,427
City Office REIT, Inc.	13,200	91,872
COPT Defense Properties REIT	35,300	1,025,818
Cousins Properties, Inc. REIT	52,956	1,532,547
Douglas Emmett, Inc. REIT (b)	50,937	793,089
Easterly Government Properties, Inc. REIT (b)	12,980	297,631
Empire State Realty Trust, Inc. Class A REIT	44,624	341,820

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Franklin Street Properties Corp. REIT (b)	26,800	$42,880
Highwoods Properties, Inc. REIT	33,970	1,080,925
Hudson Pacific Properties, Inc. REIT (a)	118,037	325,782
JBG SMITH Properties REIT (b)	19,622	436,590
Kilroy Realty Corp. REIT (b)	37,263	1,574,362
NET Lease Office Properties REIT	4,599	136,406
Paramount Group, Inc. REIT (a)	59,353	388,169
Peakstone Realty Trust REIT (b)	11,400	149,568
Piedmont Realty Trust, Inc. REIT (b)	38,905	350,145
Postal Realty Trust, Inc. Class A REIT	7,500	117,675
SL Green Realty Corp. REIT	22,584	1,350,749
Vornado Realty Trust REIT (b)	55,900	2,265,627
		12,523,082
OIL, GAS & CONSUMABLE FUELS — 2.9%
Antero Midstream Corp.	106,000	2,060,640
Antero Resources Corp. (a)	91,874	3,083,291
Ardmore Shipping Corp. (b)	11,000	130,570
Berry Corp.	24,000	90,720
BKV Corp. (a)	5,210	120,507
California Resources Corp.	21,200	1,127,416
Calumet, Inc. (a) (b)	21,700	396,025
Centrus Energy Corp. Class A (a) (b)	4,900	1,519,343
Cheniere Energy, Inc.	70,699	16,612,851
Chord Energy Corp.	18,144	1,802,969
Civitas Resources, Inc. (b)	29,246	950,495
Clean Energy Fuels Corp. (a)	54,200	139,836
CNX Resources Corp. (a) (b)	42,416	1,362,402
Comstock Resources, Inc. (a) (b)	23,200	460,056
Crescent Energy Co. Class A (b)	56,729	506,023
CVR Energy, Inc. (a)	9,600	350,208
Delek U.S. Holdings, Inc.	18,804	606,805
DHT Holdings, Inc.	40,071	478,849
Diversified Energy Co. PLC	18,000	252,180
Dorian LPG Ltd.	11,658	347,408
DT Midstream, Inc.	32,189	3,639,288
Empire Petroleum Corp. (a) (b)	4,800	21,696
Encore Energy Corp. (a) (b)	57,900	185,859
Energy Fuels, Inc. (a) (b)	67,301	1,033,070
Epsilon Energy Ltd.	4,100	20,664
Evolution Petroleum Corp. (b)	11,300	54,466
Excelerate Energy, Inc. Class A	7,200	181,368
FLEX LNG Ltd. (a)	9,800	246,960
FutureFuel Corp. (b)	7,700	29,876
Gevo, Inc. (a)	71,800	140,728
Golar LNG Ltd. (b)	31,361	1,267,298
Granite Ridge Resources, Inc. (b)	16,900	91,429
Green Plains, Inc. (a)	20,238	177,892
Gulfport Energy Corp. (a)	5,000	904,900
HF Sinclair Corp.	50,700	2,653,638
Security Description	Shares	Value
HighPeak Energy, Inc. (b)	5,200	$36,764
Infinity Natural Resources, Inc. Class A (a)	4,100	53,751
International Seaways, Inc. (b)	12,618	581,437
Kinetik Holdings, Inc. (b)	13,800	589,812
Kolibri Global Energy, Inc. (a) (b)	9,300	51,615
Kosmos Energy Ltd. (a) (b)	153,300	254,478
Lightbridge Corp. (a)	6,700	142,107
Magnolia Oil & Gas Corp. Class A	58,400	1,394,008
Matador Resources Co.	37,002	1,662,500
Murphy Oil Corp. (b)	41,900	1,190,379
NACCO Industries, Inc. Class A (b)	1,500	63,240
Navigator Holdings Ltd. (b)	10,400	161,096
New Fortress Energy, Inc. (a) (b)	56,000	123,760
NextDecade Corp. (a) (b)	42,500	288,575
NextNRG, Inc. (a)	8,500	15,555
Nordic American Tankers Ltd. (b)	63,840	200,458
Northern Oil & Gas, Inc. (b)	30,300	751,440
OPAL Fuels, Inc. Class A (a) (b)	6,900	15,180
Ovintiv, Inc.	81,267	3,281,562
Par Pacific Holdings, Inc. (a)	15,889	562,788
PBF Energy, Inc. Class A	26,052	785,989
Peabody Energy Corp.	38,403	1,018,448
Permian Resources Corp. (b)	213,821	2,736,909
Prairie Operating Co. (a)	9,400	18,659
PrimeEnergy Resources Corp. (a) (b)	112	18,707
Range Resources Corp.	74,872	2,818,182
REX American Resources Corp. (a)	9,310	285,072
Riley Exploration Permian, Inc. (b)	3,650	98,952
Sable Offshore Corp. (a) (b)	23,600	412,056
SandRidge Energy, Inc.	10,400	117,312
Scorpio Tankers, Inc.	13,888	778,422
SFL Corp. Ltd. (b)	38,300	288,399
SM Energy Co. (b)	35,812	894,226
Summit Midstream Corp. (a) (b)	3,100	63,674
Talos Energy, Inc. (a)	37,400	358,666
Teekay Corp. Ltd. (b)	17,600	143,968
Teekay Tankers Ltd. Class A (b)	7,600	384,180
Uranium Energy Corp. (a) (b)	133,400	1,779,556
VAALCO Energy, Inc. (b)	33,200	133,464
Verde Clean Fuels, Inc. (a) (b)	300	915
Viper Energy, Inc. Class A	53,467	2,043,509
Vital Energy, Inc. (a)	9,700	163,833
Vitesse Energy, Inc. (b)	8,951	207,932
W&T Offshore, Inc. (b)	35,000	63,700
World Kinect Corp. (b)	17,635	457,628
XCF Global, Inc. Class A (a) (b)	11,100	14,541
Core Natural Resources, Inc.	16,370	1,366,568
		71,921,698
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a) (b)	5,007	103,945

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Louisiana-Pacific Corp.	19,918	$1,769,515
Magnera Corp. (a) (b)	10,100	118,372
Sylvamo Corp.	10,900	481,998
		2,473,830
PERSONAL CARE PRODUCTS — 0.2%
Beauty Health Co. (a) (b)	36,500	72,635
BellRing Brands, Inc. (a)	39,822	1,447,530
Coty, Inc. Class A (a) (b)	108,500	438,340
Edgewell Personal Care Co. (b)	14,179	288,685
elf Beauty, Inc. (a) (b)	17,389	2,303,695
FitLife Brands, Inc. (a) (b)	900	17,901
Herbalife Ltd. (a)	31,576	266,501
Honest Co., Inc. (a) (b)	29,800	109,664
Interparfums, Inc.	5,770	567,653
Lifevantage Corp. (b)	3,900	37,947
Medifast, Inc. (a) (b)	3,726	50,934
Nature's Sunshine Products, Inc. (a)	5,300	82,256
Nu Skin Enterprises, Inc. Class A	15,658	190,871
Olaplex Holdings, Inc. (a) (b)	43,200	56,592
USANA Health Sciences, Inc. (a) (b)	3,304	91,025
Waldencast PLC Class A (a) (b)	9,800	19,404
		6,041,633
PHARMACEUTICALS — 1.3%
Aardvark Therapeutics, Inc. (a)	1,600	21,264
Aclaris Therapeutics, Inc. (a) (b)	25,300	48,070
Alimera Sciences, Inc. (a) (b)	7,900	316
Alumis, Inc. (a)	18,764	74,868
Amneal Pharmaceuticals, Inc. (a)	47,290	473,373
Amphastar Pharmaceuticals, Inc. (a) (b)	11,627	309,860
Amylyx Pharmaceuticals, Inc. (a) (b)	21,400	290,826
ANI Pharmaceuticals, Inc. (a)	5,633	515,983
Aquestive Therapeutics, Inc. (a) (b)	26,600	148,694
Arvinas, Inc. (a)	20,396	173,774
Atea Pharmaceuticals, Inc. (a) (b)	23,200	67,280
Avadel Pharmaceuticals PLC (a) (b)	28,000	427,560
Axsome Therapeutics, Inc. (a)	12,692	1,541,443
BioAge Labs, Inc. (a)	4,800	28,224
Biote Corp. Class A (a) (b)	7,700	23,100
Collegium Pharmaceutical, Inc. (a)	10,067	352,244
Corcept Therapeutics, Inc. (a)	30,099	2,501,528
CorMedix, Inc. (a) (b)	22,500	261,675
Crinetics Pharmaceuticals, Inc. (a) (b)	28,400	1,182,860
Edgewise Therapeutics, Inc. (a)	21,241	344,529
Elanco Animal Health, Inc. (a) (b)	156,056	3,142,968
Enliven Therapeutics, Inc. (a) (b)	13,168	269,549
Esperion Therapeutics, Inc. (a) (b)	65,400	173,310
Security Description	Shares	Value
Eton Pharmaceuticals, Inc. (a) (b)	7,900	$171,667
Evolus, Inc. (a) (b)	17,700	108,678
EyePoint Pharmaceuticals, Inc. (a) (b)	18,500	263,440
Fulcrum Therapeutics, Inc. (a)	13,600	125,120
Harmony Biosciences Holdings, Inc. (a)	13,700	377,572
Harrow, Inc. (a) (b)	9,900	476,982
Indivior PLC (a)	38,000	916,180
Innoviva, Inc. (a) (b)	19,453	355,017
Jazz Pharmaceuticals PLC (a)	18,506	2,439,091
Journey Medical Corp. (a) (b)	4,800	34,176
LENZ Therapeutics, Inc. (a) (b)	4,928	229,546
Ligand Pharmaceuticals, Inc. (a) (b)	5,936	1,051,503
Liquidia Corp. (a) (b)	19,900	452,526
Maze Therapeutics, Inc. (a)	6,200	160,766
MBX Biosciences, Inc. (a)	4,500	78,750
MediWound Ltd. (a) (b)	2,900	52,258
Mind Medicine MindMed, Inc. (a) (b)	23,200	273,528
Nuvation Bio, Inc. (a) (b)	78,900	291,930
Ocular Therapeutix, Inc. (a)	44,100	515,529
Omeros Corp. (a) (b)	21,200	86,920
Organon & Co. (b)	83,335	890,018
Pacira BioSciences, Inc. (a) (b)	14,483	373,227
Perrigo Co. PLC (b)	43,000	957,610
Phathom Pharmaceuticals, Inc. (a)	13,978	164,521
Phibro Animal Health Corp. Class A	6,500	262,990
Prestige Consumer Healthcare, Inc. (a)	15,543	969,883
Rapport Therapeutics, Inc. (a)	5,700	169,290
Royalty Pharma PLC Class A	121,642	4,291,530
scPharmaceuticals, Inc. (a) (b)	12,900	73,143
Septerna, Inc. (a)	6,600	124,146
SIGA Technologies, Inc.	13,000	118,950
Supernus Pharmaceuticals, Inc. (a)	17,000	812,430
Tarsus Pharmaceuticals, Inc. (a) (b)	12,400	736,932
Terns Pharmaceuticals, Inc. (a) (b)	22,400	168,224
Theravance Biopharma, Inc. (a) (b)	11,904	173,798
Third Harmonic Bio, Inc. (a) (b)	7,600	228
Trevi Therapeutics, Inc. (a)	27,600	252,540
Tvardi Therapeutics, Inc. (a) (b)	1,400	54,558
WaVe Life Sciences Ltd. (a)	35,100	256,932
Xeris Biopharma Holdings, Inc. (a)	49,200	400,488
Zevra Therapeutics, Inc. (a) (b)	17,100	162,621
		32,248,536

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.1%
Acuren Corp. (a)	53,366	$710,301
Alight, Inc. Class A	135,800	442,708
Amentum Holdings, Inc. (a) (b)	51,100	1,223,845
Asure Software, Inc. (a)	8,300	68,060
Barrett Business Services, Inc.	7,956	352,610
BlackSky Technology, Inc. (a) (b)	9,942	200,331
Booz Allen Hamilton Holding Corp.	38,926	3,890,654
CACI International, Inc. Class A (a) (b)	6,871	3,427,117
CBIZ, Inc. (a) (b)	15,500	820,880
Clarivate PLC (a) (b)	110,700	423,981
Concentrix Corp. (b)	14,074	649,515
Conduent, Inc. (a)	46,500	130,200
CRA International, Inc.	2,045	426,444
CSG Systems International, Inc. (b)	8,792	566,029
ExlService Holdings, Inc. (a)	50,185	2,209,646
Exponent, Inc.	15,809	1,098,409
First Advantage Corp. (a) (b)	25,034	385,273
Forrester Research, Inc. (a)	4,200	44,520
Franklin Covey Co. (a) (b)	3,583	69,546
FTI Consulting, Inc. (a)	10,008	1,617,793
Genpact Ltd.	51,053	2,138,610
Heidrick & Struggles International, Inc.	6,500	323,505
HireQuest, Inc. (b)	1,600	15,392
Huron Consulting Group, Inc. (a)	5,331	782,431
IBEX Holdings Ltd. (a)	3,200	129,664
ICF International, Inc.	5,712	530,074
Innodata, Inc. (a) (b)	9,600	739,872
Insperity, Inc.	11,110	546,612
KBR, Inc.	40,694	1,924,419
Kelly Services, Inc. Class A	9,895	129,822
Kforce, Inc.	5,454	163,511
Korn Ferry	16,157	1,130,667
Legalzoom.com, Inc. (a)	37,800	392,364
ManpowerGroup, Inc.	14,835	562,246
Maximus, Inc.	17,507	1,599,615
Mistras Group, Inc. (a) (b)	5,200	51,168
Parsons Corp. (a) (b)	16,751	1,388,993
Paylocity Holding Corp. (a)	14,097	2,245,229
Planet Labs PBC (a)	73,200	950,136
RCM Technologies, Inc. (a) (b)	1,300	34,515
Resolute Holdings Management, Inc. (a) (b)	1,366	98,557
Resources Connection, Inc. (b)	9,700	48,985
Robert Half, Inc.	31,741	1,078,559
Science Applications International Corp.	14,882	1,478,824
Skillsoft Corp. (a)	1,200	15,624
Spire Global, Inc. (a)	8,400	92,316
SS&C Technologies Holdings, Inc.	67,781	6,016,242
TransUnion	61,767	5,174,839
TriNet Group, Inc.	9,304	622,345
Security Description	Shares	Value
TrueBlue, Inc. (a) (b)	10,007	$61,343
TTEC Holdings, Inc. (a) (b)	7,007	23,544
Upwork, Inc. (a)	38,424	713,534
Verra Mobility Corp. (a)	50,081	1,237,001
Willdan Group, Inc. (a)	4,371	422,632
WNS Holdings Ltd. (a)	11,800	899,986
		52,521,038
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
American Realty Investors, Inc. (a) (b)	300	5,019
Anywhere Real Estate, Inc. (a)	33,095	350,476
Compass, Inc. Class A (a)	146,400	1,175,592
Cushman & Wakefield PLC (a)	72,506	1,154,296
Douglas Elliman, Inc. (a)	23,500	67,210
eXp World Holdings, Inc. (b)	28,000	298,480
Forestar Group, Inc. (a)	6,206	165,018
FRP Holdings, Inc. (a)	3,678	89,596
Howard Hughes Holdings, Inc. (a)	9,838	808,388
Jones Lang LaSalle, Inc. (a)	14,907	4,446,460
Kennedy-Wilson Holdings, Inc.	38,357	319,130
Marcus & Millichap, Inc.	7,446	218,540
Maui Land & Pineapple Co., Inc. (a) (b)	2,431	45,314
Newmark Group, Inc. Class A	48,712	908,479
RE/MAX Holdings, Inc. Class A (a)	6,800	64,124
Real Brokerage, Inc. (a)	34,900	145,882
RMR Group, Inc. Class A	4,807	75,614
Seaport Entertainment Group, Inc. (a) (b)	2,357	54,022
St. Joe Co.	12,000	593,760
Stratus Properties, Inc. (a) (b)	1,800	38,088
Tejon Ranch Co. (a) (b)	6,600	105,468
Transcontinental Realty Investors, Inc. REIT (a) (b)	300	13,839
Zillow Group, Inc. Class A (a) (b)	17,112	1,273,817
Zillow Group, Inc. Class C (a)	51,014	3,930,629
		16,347,241
RESIDENTIAL REITs — 0.6%
American Homes 4 Rent Class A REIT	108,400	3,604,300
Apartment Investment & Management Co. Class A REIT (b)	41,900	332,267
BRT Apartments Corp. REIT	3,400	53,244
Centerspace REIT	5,265	310,109
Clipper Realty, Inc. REIT (b)	4,693	17,833
Elme Communities REIT	27,802	468,742
Equity LifeStyle Properties, Inc. REIT	60,822	3,691,895
Independence Realty Trust, Inc. REIT (b)	72,899	1,194,815
NexPoint Residential Trust, Inc. REIT	7,048	227,087
Sun Communities, Inc. REIT	40,521	5,227,209

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
UMH Properties, Inc. REIT	24,500	$363,825
Veris Residential, Inc. REIT	25,147	382,234
		15,873,560
RETAIL REITs — 0.7%
Acadia Realty Trust REIT (b)	41,247	831,127
Agree Realty Corp. REIT (b)	34,256	2,433,546
Alexander's, Inc. REIT (b)	702	164,612
Brixmor Property Group, Inc. REIT	96,448	2,669,681
CBL & Associates Properties, Inc. REIT	5,800	177,364
Curbline Properties Corp. REIT	30,400	677,920
FrontView REIT, Inc. (b)	5,600	76,776
Getty Realty Corp. REIT (b)	16,774	450,046
InvenTrust Properties Corp. REIT	24,300	695,466
Kite Realty Group Trust REIT	68,352	1,524,250
Macerich Co. REIT	79,658	1,449,776
NETSTREIT Corp. (b)	29,900	539,994
NNN REIT, Inc.	59,263	2,522,826
Phillips Edison & Co., Inc. REIT	39,579	1,358,747
Saul Centers, Inc. REIT	4,100	130,667
SITE Centers Corp. REIT	16,150	145,511
Tanger, Inc. REIT	35,088	1,187,378
Urban Edge Properties REIT	40,000	818,800
Whitestone REIT	14,500	178,060
		18,032,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
ACM Research, Inc. Class A (a) (b)	15,800	618,254
Aehr Test Systems (a) (b)	8,800	264,968
Aeluma, Inc. (a)	3,500	56,350
Allegro MicroSystems, Inc. (a) (b)	39,000	1,138,800
Alpha & Omega Semiconductor Ltd. (a) (b)	7,987	223,317
Ambarella, Inc. (a)	12,729	1,050,397
Ambiq Micro, Inc. (a)	1,400	41,888
Amkor Technology, Inc.	36,135	1,026,234
Astera Labs, Inc. (a)	40,376	7,905,621
Atomera, Inc. (a)	10,200	45,084
Axcelis Technologies, Inc. (a)	10,067	982,942
Blaize Holdings, Inc. (a) (b)	23,500	81,075
CEVA, Inc. (a)	7,371	194,668
Cirrus Logic, Inc. (a)	16,239	2,034,584
Cohu, Inc. (a)	14,391	292,569
Credo Technology Group Holding Ltd. (a)	46,400	6,756,304
Diodes, Inc. (a)	14,392	765,798
Enphase Energy, Inc. (a) (b)	40,800	1,443,912
Entegris, Inc. (b)	47,497	4,391,573
FormFactor, Inc. (a)	24,346	886,681
GLOBALFOUNDRIES, Inc. (a) (b)	32,900	1,179,136
Ichor Holdings Ltd. (a)	10,999	192,702
Security Description	Shares	Value
Impinj, Inc. (a) (b)	8,152	$1,473,474
indie Semiconductor, Inc. Class A (a) (b)	61,400	249,898
Kopin Corp. (a) (b)	50,200	121,986
Kulicke & Soffa Industries, Inc.	16,200	658,368
Lattice Semiconductor Corp. (a) (b)	43,125	3,161,925
MACOM Technology Solutions Holdings, Inc. (a)	20,021	2,492,414
Marvell Technology, Inc.	277,291	23,311,854
MaxLinear, Inc. (a)	25,496	409,976
MKS, Inc. (b)	21,323	2,639,148
Navitas Semiconductor Corp. (a)	41,800	301,796
NVE Corp. (b)	1,500	97,905
Onto Innovation, Inc. (a)	15,457	1,997,354
PDF Solutions, Inc. (a)	10,329	266,695
Penguin Solutions, Inc. (a)	16,280	427,838
Photronics, Inc. (a)	18,293	419,824
Power Integrations, Inc. (b)	17,722	712,602
Qorvo, Inc. (a)	27,200	2,477,376
Rambus, Inc. (a)	33,410	3,481,322
Rigetti Computing, Inc. (a) (b)	100,200	2,984,958
Semtech Corp. (a)	27,310	1,951,299
Silicon Laboratories, Inc. (a)	9,967	1,306,973
SiTime Corp. (a) (b)	6,635	1,999,192
SkyWater Technology, Inc. (a) (b)	8,200	153,012
Synaptics, Inc. (a)	11,964	817,620
Ultra Clean Holdings, Inc. (a)	13,798	375,996
Universal Display Corp. (b)	13,886	1,994,446
Veeco Instruments, Inc. (a) (b)	18,008	547,983
		88,406,091
SOFTWARE — 7.3%
8x8, Inc. (a) (b)	39,700	84,164
A10 Networks, Inc.	22,500	408,375
ACI Worldwide, Inc. (a)	33,086	1,745,948
Adeia, Inc.	34,236	575,165
Agilysys, Inc. (a)	8,157	858,524
Airship AI Holdings, Inc. (a) (b)	5,100	26,367
Alarm.com Holdings, Inc. (a)	15,000	796,200
Alkami Technology, Inc. (a) (b)	21,700	539,028
Amplitude, Inc. Class A (a)	28,200	302,304
Appfolio, Inc. Class A (a)	6,964	1,919,696
Appian Corp. Class A (a)	12,582	384,632
Arteris, Inc. (a)	9,100	91,910
Asana, Inc. Class A (a) (b)	27,200	363,392
Atlassian Corp. Class A (a)	51,852	8,280,764
AudioEye, Inc. (a) (b)	2,800	38,808
Aurora Innovation, Inc. (a)	335,900	1,810,501
AvePoint, Inc. (a)	41,600	624,416
Bentley Systems, Inc. Class B (b)	50,520	2,600,770
Bill Holdings, Inc. (a)	29,564	1,566,005
Bit Digital, Inc. (a) (b)	102,100	306,300
Bitdeer Technologies Group Class A (a) (b)	28,200	481,938
Blackbaud, Inc. (a)	11,833	760,980

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
BlackLine, Inc. (a)	16,462	$874,132
Blend Labs, Inc. Class A (a)	65,800	240,170
Box, Inc. Class A (a)	44,027	1,420,751
Braze, Inc. Class A (a)	25,000	711,000
C3.ai, Inc. Class A (a) (b)	38,100	660,654
CCC Intelligent Solutions Holdings, Inc. (a) (b)	175,800	1,601,538
Cerence, Inc. (a) (b)	12,174	151,688
Cipher Mining, Inc. (a) (b)	83,100	1,046,229
Circle Internet Group, Inc. (a)	15,100	2,001,958
Cleanspark, Inc. (a) (b)	87,000	1,261,500
Clear Secure, Inc. Class A	26,200	874,556
Clearwater Analytics Holdings, Inc. Class A (a)	77,348	1,393,811
Commvault Systems, Inc. (a)	13,820	2,608,940
Confluent, Inc. Class A (a)	88,800	1,758,240
Consensus Cloud Solutions, Inc. (a)	6,168	181,154
Core Scientific, Inc. (a)	89,100	1,598,454
CoreCard Corp. (a)	1,700	45,764
CS Disco, Inc. (a)	7,300	47,158
Daily Journal Corp. (a) (b)	427	198,615
Digimarc Corp. (a) (b)	4,567	44,620
Digital Turbine, Inc. (a) (b)	33,586	214,950
Docusign, Inc. (a)	63,677	4,590,475
Dolby Laboratories, Inc. Class A	19,224	1,391,241
Domo, Inc. Class B (a)	10,044	159,097
Dropbox, Inc. Class A (a)	58,842	1,777,617
D-Wave Quantum, Inc. (a) (b)	96,900	2,394,399
Dynatrace, Inc. (a)	93,095	4,510,453
eGain Corp. (a) (b)	6,594	57,434
Elastic NV (a)	29,120	2,460,349
EverCommerce, Inc. (a) (b)	4,862	54,114
Expensify, Inc. Class A (a) (b)	13,800	25,530
Five9, Inc. (a)	23,896	578,283
Freshworks, Inc. Class A (a)	63,000	741,510
Gitlab, Inc. Class A (a) (b)	42,600	1,920,408
Guidewire Software, Inc. (a)	26,574	6,108,300
HubSpot, Inc. (a)	16,260	7,606,428
Hut 8 Corp. (a)	29,500	1,026,895
I3 Verticals, Inc. Class A (a) (b)	7,300	236,958
Informatica, Inc. Class A (a)	34,000	844,560
Intapp, Inc. (a)	17,700	723,930
InterDigital, Inc. (b)	8,073	2,787,042
Jamf Holding Corp. (a)	23,400	250,380
Kaltura, Inc. (a)	28,300	40,752
Life360, Inc. (a) (b)	5,058	537,665
LiveRamp Holdings, Inc. (a)	20,201	548,255
Manhattan Associates, Inc. (a)	18,968	3,888,061
MARA Holdings, Inc. (a) (b)	116,500	2,127,290
Mercurity Fintech Holding, Inc. (a) (b)	9,700	238,426
Meridianlink, Inc. (a)	10,400	207,272
Mitek Systems, Inc. (a) (b)	14,077	137,532
N-able, Inc. (a)	22,952	179,026
nCino, Inc. (a) (b)	34,200	927,162
Security Description	Shares	Value
NCR Voyix Corp. (a) (b)	44,267	$555,551
NextNav, Inc. (a) (b)	28,100	401,830
Nutanix, Inc. Class A (a)	80,801	6,010,786
ON24, Inc. (a) (b)	8,000	45,760
OneSpan, Inc. (b)	11,031	175,283
Ooma, Inc. (a) (b)	8,000	95,920
Pagaya Technologies Ltd. Class A (a) (b)	14,200	421,598
PagerDuty, Inc. (a)	26,498	437,747
Pegasystems, Inc. (b)	27,572	1,585,390
Porch Group, Inc. (a) (b)	25,100	421,178
Procore Technologies, Inc. (a) (b)	36,700	2,676,164
Progress Software Corp. (a)	13,238	581,545
PROS Holdings, Inc. (a) (b)	13,700	313,867
Q2 Holdings, Inc. (a)	19,476	1,409,868
Qualys, Inc. (a)	11,295	1,494,667
Rapid7, Inc. (a)	19,925	373,594
Red Violet, Inc.	3,500	182,875
ReposiTrak, Inc. (b)	3,700	54,834
Rezolve AI PLC (a) (b)	47,200	235,056
Rimini Street, Inc. (a)	14,900	69,732
RingCentral, Inc. Class A (a)	25,678	727,714
Riot Platforms, Inc. (a)	109,347	2,080,873
Rubrik, Inc. Class A (a)	37,300	3,067,925
SailPoint, Inc. (a) (b)	19,100	421,728
Samsara, Inc. Class A (a)	86,000	3,203,500
Sapiens International Corp. NV	9,900	425,700
SEMrush Holdings, Inc. Class A (a)	15,900	112,572
SentinelOne, Inc. Class A (a)	93,505	1,646,623
Silvaco Group, Inc. (a) (b)	2,600	14,066
SoundHound AI, Inc. Class A (a) (b)	114,833	1,846,515
SoundThinking, Inc. (a) (b)	3,300	39,798
Sprinklr, Inc. Class A (a)	36,400	281,008
Sprout Social, Inc. Class A (a)	16,347	211,203
SPS Commerce, Inc. (a)	11,897	1,238,954
Strategy, Inc. Class A (a) (b)	84,661	27,278,621
Synchronoss Technologies, Inc. (a) (b)	2,000	12,160
Telos Corp. (a)	15,800	108,072
Tenable Holdings, Inc. (a)	38,145	1,112,308
Teradata Corp. (a)	30,602	658,249
Terawulf, Inc. (a) (b)	88,900	1,015,238
UiPath, Inc. Class A (a)	128,940	1,725,217
Unity Software, Inc. (a)	101,600	4,068,064
Varonis Systems, Inc. (a)	34,605	1,988,749
Verint Systems, Inc. (a)	18,929	383,312
Vertex, Inc. Class A (a) (b)	20,200	500,758
Viant Technology, Inc. Class A (a) (b)	4,800	41,424
Weave Communications, Inc. (a)	17,800	118,904
WM Technology, Inc. (a) (b)	28,000	32,480
Workiva, Inc. (a)	15,800	1,360,064
Xperi, Inc. (a)	14,214	92,107
Yext, Inc. (a)	31,907	271,848

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Zeta Global Holdings Corp. Class A (a) (b)	58,400	$1,160,408
Zoom Communications, Inc. (a)	84,253	6,950,872
Zscaler, Inc. (a)	31,329	9,388,048
		183,707,240
SPECIALIZED REITs — 0.7%
CubeSmart REIT	71,688	2,914,834
EPR Properties REIT	23,649	1,371,878
Farmland Partners, Inc. REIT (b)	13,800	150,144
Four Corners Property Trust, Inc. REIT	31,409	766,379
Gaming & Leisure Properties, Inc. REIT	85,972	4,007,155
Gladstone Land Corp. REIT (b)	10,500	96,180
Lamar Advertising Co. Class A REIT (b)	27,735	3,395,319
Millrose Properties, Inc. REIT	38,400	1,290,624
National Storage Affiliates Trust REIT	22,210	671,186
Outfront Media, Inc. REIT	43,577	798,331
PotlatchDeltic Corp. REIT	24,256	988,432
Rayonier, Inc. REIT	49,180	1,305,237
Safehold, Inc. REIT (b)	17,736	274,731
Smartstop Self Storage REIT, Inc.	9,800	368,872
		18,399,302
SPECIALTY RETAIL — 2.9%
1-800-Flowers.com, Inc. Class A (a)	7,100	32,660
Abercrombie & Fitch Co. Class A (a)	14,619	1,250,655
Academy Sports & Outdoors, Inc. (b)	20,800	1,040,416
Advance Auto Parts, Inc. (b)	18,800	1,154,320
American Eagle Outfitters, Inc. (b)	50,928	871,378
America's Car-Mart, Inc. (a) (b)	2,551	74,515
Arhaus, Inc. (a) (b)	16,300	173,269
Arko Corp. (b)	25,500	116,535
Asbury Automotive Group, Inc. (a) (b)	6,102	1,491,634
AutoNation, Inc. (a)	8,727	1,909,206
BARK, Inc. (a)	25,600	21,269
Barnes & Noble Education, Inc. (a) (b)	4,700	46,765
Bath & Body Works, Inc.	67,500	1,738,800
Bed Bath & Beyond, Inc. (a) (b)	17,382	170,170
Boot Barn Holdings, Inc. (a) (b)	9,600	1,590,912
Buckle, Inc.	9,987	585,837
Build-A-Bear Workshop, Inc.	3,900	254,319
Burlington Stores, Inc. (a)	19,972	5,082,874
Caleres, Inc. (b)	10,990	143,310
Camping World Holdings, Inc. Class A (b)	19,227	303,594
Carvana Co. (a)	42,293	15,954,611
Chewy, Inc. Class A (a)	67,500	2,730,375
Security Description	Shares	Value
Citi Trends, Inc. (a)	1,300	$40,339
Designer Brands, Inc. Class A (b)	10,056	35,598
Dick's Sporting Goods, Inc. (b)	20,062	4,458,178
Envela Corp. (a)	2,000	15,620
EVgo, Inc. (a) (b)	39,400	186,362
Five Below, Inc. (a)	17,024	2,633,613
Floor & Decor Holdings, Inc. Class A (a)	33,756	2,487,817
GameStop Corp. Class A (a)	129,924	3,544,327
Gap, Inc.	72,900	1,559,331
Genesco, Inc. (a) (b)	3,305	95,812
Group 1 Automotive, Inc.	3,908	1,709,789
Haverty Furniture Cos., Inc.	4,605	100,988
J Jill, Inc. (b)	2,100	36,015
Lands' End, Inc. (a) (b)	3,400	47,940
Lithia Motors, Inc.	8,129	2,568,764
MarineMax, Inc. (a) (b)	5,876	148,839
Monro, Inc. (b)	9,298	167,085
Murphy USA, Inc.	5,670	2,201,434
National Vision Holdings, Inc. (a)	24,425	712,966
ODP Corp. (a) (b)	8,718	242,796
OneWater Marine, Inc. Class A (a) (b)	3,700	58,608
Penske Automotive Group, Inc. (b)	5,789	1,006,765
Petco Health & Wellness Co., Inc. (a) (b)	22,800	88,236
RealReal, Inc. (a) (b)	30,000	318,900
Revolve Group, Inc. (a)	12,900	274,770
RH (a)	4,860	987,358
Sally Beauty Holdings, Inc. (a) (b)	31,448	511,973
Shoe Carnival, Inc. (b)	5,600	116,424
Signet Jewelers Ltd. (b)	12,600	1,208,592
Sleep Number Corp. (a) (b)	5,517	38,729
Sonic Automotive, Inc. Class A	4,636	352,753
Stitch Fix, Inc. Class A (a)	34,545	150,271
ThredUp, Inc. Class A (a) (b)	29,600	279,720
Tile Shop Holdings, Inc. (a) (b)	9,000	54,450
Torrid Holdings, Inc. (a) (b)	13,700	23,975
Upbound Group, Inc.	16,554	391,171
Urban Outfitters, Inc. (a)	19,150	1,367,885
Valvoline, Inc. (a)	40,241	1,445,054
Victoria's Secret & Co. (a) (b)	21,700	588,938
Warby Parker, Inc. Class A (a)	30,800	849,464
Wayfair, Inc. Class A (a)	30,470	2,721,885
Winmark Corp.	974	484,828
Zumiez, Inc. (a)	4,800	94,128
		73,145,914
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
CompoSecure, Inc. Class A (a) (b)	14,000	291,480
Corsair Gaming, Inc. (a)	14,400	128,448
CPI Card Group, Inc. (a)	1,700	25,738

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Diebold Nixdorf, Inc. (a)	7,800	$444,834
Eastman Kodak Co. (a) (b)	19,200	123,072
Immersion Corp. (b)	9,700	71,198
IonQ, Inc. (a) (b)	86,700	5,332,050
Pure Storage, Inc. Class A (a)	98,514	8,256,458
Quantum Computing, Inc. (a) (b)	42,100	775,061
Sandisk Corp. (a)	43,245	4,852,089
Turtle Beach Corp. (a) (b)	4,900	77,910
Xerox Holdings Corp. (b)	36,500	137,240
		20,515,578
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Amer Sports, Inc. (a)	47,800	1,661,050
Birkenstock Holding PLC (a)	17,400	787,350
Capri Holdings Ltd. (a)	35,991	716,941
Carter's, Inc.	11,260	317,757
Columbia Sportswear Co.	8,240	430,952
Crocs, Inc. (a) (b)	17,220	1,438,731
Ermenegildo Zegna NV (b)	18,700	176,715
Figs, Inc. Class A (a)	28,300	189,327
G-III Apparel Group Ltd. (a)	12,281	326,798
Hanesbrands, Inc. (a)	110,000	724,900
Kontoor Brands, Inc.	17,216	1,373,321
Lakeland Industries, Inc. (b)	2,100	31,080
Movado Group, Inc. (b)	4,761	90,316
On Holding AG Class A (a)	70,600	2,989,910
Oxford Industries, Inc. (b)	4,630	187,700
PVH Corp.	15,108	1,265,597
Rocky Brands, Inc.	2,505	74,624
Steven Madden Ltd. (b)	22,413	750,387
Superior Group of Cos., Inc. (b)	3,800	40,736
Under Armour, Inc. Class A (a) (b)	57,100	284,929
Under Armour, Inc. Class C (a) (b)	61,400	296,562
VF Corp. (b)	111,400	1,607,502
Wolverine World Wide, Inc. (b)	25,180	690,939
		16,454,124
TOBACCO — 0.0% *
Ispire Technology, Inc. (a) (b)	8,000	20,480
Turning Point Brands, Inc.	5,400	533,844
Universal Corp.	7,641	426,903
		981,227
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Air Lease Corp.	33,356	2,123,109
Alta Equipment Group, Inc. (b)	6,600	47,784
Applied Industrial Technologies, Inc.	12,040	3,143,042
BlueLinx Holdings, Inc. (a)	2,400	175,392
Boise Cascade Co.	11,901	920,185
Core & Main, Inc. Class A (a)	60,184	3,239,705
Custom Truck One Source, Inc. (a)	18,600	119,412
Distribution Solutions Group, Inc. (a) (b)	3,290	98,963
DNOW, Inc. (a)	32,719	498,965
Security Description	Shares	Value
DXP Enterprises, Inc. (a)	4,100	$488,187
EVI Industries, Inc.	1,500	47,415
Ferguson Enterprises, Inc.	62,133	13,953,829
FTAI Aviation Ltd.	32,703	5,456,823
GATX Corp.	11,131	1,945,699
Global Industrial Co.	4,300	157,681
Herc Holdings, Inc.	10,201	1,190,049
Hudson Technologies, Inc. (a)	12,295	122,089
Karat Packaging, Inc.	2,300	57,983
McGrath RentCorp	7,700	903,210
MRC Global, Inc. (a)	26,500	382,130
MSC Industrial Direct Co., Inc. Class A	13,899	1,280,654
NPK International, Inc. (a)	24,800	280,488
QXO, Inc. (a) (b)	195,900	3,733,854
Rush Enterprises, Inc. Class A	19,375	1,035,981
Rush Enterprises, Inc. Class B	2,550	146,421
SiteOne Landscape Supply, Inc. (a)	14,133	1,820,330
Titan Machinery, Inc. (a) (b)	6,600	110,484
Transcat, Inc. (a) (b)	3,000	219,600
Watsco, Inc. (b)	11,003	4,448,513
WESCO International, Inc.	15,216	3,218,184
Willis Lease Finance Corp. (b)	900	123,381
Xometry, Inc. Class A (a)	13,600	740,792
		52,230,334
TRANSPORTATION INFRASTRUCTURE — 0.0% *
Sky Harbour Group Corp. (a) (b)	6,300	62,181
WATER UTILITIES — 0.3%
American States Water Co.	12,101	887,245
Cadiz, Inc. (a) (b)	16,900	79,768
California Water Service Group	18,689	857,638
Consolidated Water Co. Ltd. (b)	4,700	165,816
Essential Utilities, Inc.	88,739	3,540,686
Global Water Resources, Inc.	5,100	52,530
H2O America	9,987	486,367
Middlesex Water Co.	5,723	309,729
Pure Cycle Corp. (a) (b)	6,300	69,741
York Water Co. (b)	4,700	142,974
		6,592,494
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	24,610	211,400
Millicom International Cellular SA (b)	32,900	1,596,966
Spok Holdings, Inc.	6,800	117,300
Telephone & Data Systems, Inc.	31,200	1,224,288
		3,149,954
TOTAL COMMON STOCKS (Cost $1,759,442,006)		2,497,443,787

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% *
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (Cost $0)	662	$2,218
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	21,116,287	21,116,287
State Street Navigator Securities Lending Portfolio II (g) (h)	190,092,822	190,092,822
TOTAL SHORT-TERM INVESTMENTS (Cost $211,209,109)		211,209,109
TOTAL INVESTMENTS — 107.5% (Cost $1,970,651,115)		2,708,655,114
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(188,270,749)
NET ASSETS — 100.0%		$2,520,384,365

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	91	12/19/2025	$10,993,476	$11,172,525	$179,049
E-mini S&P MidCap 400 Index (long)	34	12/19/2025	11,250,428	11,173,080	(77,348)
					$101,701

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,497,439,397	$4,390	$0(a)	$2,497,443,787
Warrants	—	2,218	—	2,218
Short-Term Investments	211,209,109	—	—	211,209,109
TOTAL INVESTMENTS	$2,708,648,506	$6,608	$0	$2,708,655,114
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$179,049	$—	$—	$179,049
Futures Contracts - Unrealized Depreciation	(77,348)	—	—	(77,348)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$101,701	$—	$—	$101,701
(a)	The Portfolio held Level 3 securities that were valued at $0 at September 30, 2025.
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,664,863	$15,664,863	$258,038,980	$252,587,556	$—	$—	21,116,287	$21,116,287	$572,237
State Street Navigator Securities Lending Portfolio II	62,529,144	62,529,144	761,372,543	633,808,865	—	—	190,092,822	190,092,822	656,980
Total		$78,194,007	$1,019,411,523	$886,396,421	$—	$—		$211,209,109	$1,229,217
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 59.7%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	212	$19,010
AeroVironment, Inc. (a)	167	52,587
Archer Aviation, Inc. Class A (a) (b)	3,202	30,675
Astronics Corp. (a)	184	8,392
ATI, Inc. (a)	780	63,445
Axon Enterprise, Inc. (a)	425	304,997
Boeing Co. (a)	4,271	921,810
BWX Technologies, Inc.	518	95,504
Byrna Technologies, Inc. (a) (b)	141	3,125
Cadre Holdings, Inc. (b)	158	5,769
Curtiss-Wright Corp.	219	118,904
Ducommun, Inc. (a)	94	9,036
General Dynamics Corp.	1,417	483,197
General Electric Co.	5,979	1,798,603
HEICO Corp.	231	74,571
HEICO Corp. Class A	426	108,242
Hexcel Corp.	478	29,971
Howmet Aerospace, Inc.	2,313	453,880
Huntington Ingalls Industries, Inc.	229	65,931
Intuitive Machines, Inc. (a) (b)	801	8,427
Karman Holdings, Inc. (a)	360	25,992
Kratos Defense & Security Solutions, Inc. (a)	905	82,690
L3Harris Technologies, Inc.	1,054	321,902
Leonardo DRS, Inc.	451	20,475
Loar Holdings, Inc. (a)	144	11,520
Lockheed Martin Corp.	1,154	576,088
Mercury Systems, Inc. (a)	306	23,684
Moog, Inc. Class A	171	35,512
National Presto Industries, Inc.	40	4,486
Northrop Grumman Corp.	762	464,302
Park Aerospace Corp.	205	4,170
Redwire Corp. (a) (b)	141	1,268
Rocket Lab Corp. (a)	2,363	113,211
RTX Corp.	7,571	1,266,855
Satellogic, Inc. Class A (a)	850	2,788
Spirit AeroSystems Holdings, Inc. Class A (a)	709	27,367
StandardAero, Inc. (a)	716	19,540
Textron, Inc.	1,009	85,250
TransDigm Group, Inc.	318	419,130
V2X, Inc. (a)	107	6,216
VSE Corp.	97	16,125
Woodward, Inc.	336	84,911
		8,269,558
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	664	87,913
Expeditors International of Washington, Inc.	774	94,885
FedEx Corp.	1,230	290,046
Forward Air Corp. (a) (b)	151	3,872
GXO Logistics, Inc. (a)	706	37,340
Hub Group, Inc. Class A	361	12,433
Security Description	Shares	Value
Radiant Logistics, Inc. (a)	421	$2,484
United Parcel Service, Inc. Class B	3,888	324,765
		853,738
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	674	33,552
Allegiant Travel Co. (a)	101	6,138
American Airlines Group, Inc. (a) (b)	3,608	40,554
Delta Air Lines, Inc.	3,637	206,400
Frontier Group Holdings, Inc. (a) (b)	557	2,459
JetBlue Airways Corp. (a)	1,837	9,038
Joby Aviation, Inc. (a) (b)	2,887	46,596
SkyWest, Inc. (a)	241	24,249
Southwest Airlines Co.	2,955	94,294
Sun Country Airlines Holdings, Inc. (a)	271	3,201
United Airlines Holdings, Inc. (a)	1,864	179,876
		646,357
AUTO COMPONENTS — 0.1%
Adient PLC (a)	518	12,473
American Axle & Manufacturing Holdings, Inc. (a)	680	4,087
Aptiv PLC (a)	1,214	104,671
Autoliv, Inc.	383	47,301
BorgWarner, Inc.	1,236	54,335
Cooper-Standard Holdings, Inc. (a)	213	7,866
Dana, Inc.	793	15,892
Dorman Products, Inc. (a)	164	25,564
Fox Factory Holding Corp. (a)	251	6,097
Garrett Motion, Inc.	735	10,011
Gentex Corp.	1,184	33,507
Gentherm, Inc. (a)	194	6,608
Goodyear Tire & Rubber Co. (a)	1,709	12,783
LCI Industries	154	14,345
Lear Corp.	304	30,585
Luminar Technologies, Inc. (a) (b)	250	478
Mobileye Global, Inc. Class A (a)	610	8,613
Modine Manufacturing Co. (a) (b)	310	44,070
Patrick Industries, Inc.	198	20,479
Phinia, Inc.	262	15,060
QuantumScape Corp. (a)	2,298	28,311
Solid Power, Inc. (a)	1,111	3,855
Standard Motor Products, Inc.	145	5,919
Visteon Corp.	161	19,297
XPEL, Inc. (a)	141	4,663
		536,870
AUTOMOBILES — 1.3%
Faraday Future Intelligent Electric, Inc. (a) (b)	1,765	2,295
Ford Motor Co.	21,882	261,709
General Motors Co.	5,338	325,458
Harley-Davidson, Inc.	705	19,670
Lucid Group, Inc. (a) (b)	695	16,534
Rivian Automotive, Inc. Class A (a) (b)	4,699	68,981

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Tesla, Inc. (a)	15,795	$7,024,352
Thor Industries, Inc.	318	32,973
Winnebago Industries, Inc.	176	5,885
		7,757,857
BANKS — 2.3%
1st Source Corp.	108	6,648
ACNB Corp.	64	2,819
Amalgamated Financial Corp.	123	3,339
Amerant Bancorp, Inc.	233	4,490
Ameris Bancorp	372	27,271
Arrow Financial Corp.	114	3,226
Associated Banc-Corp.	911	23,422
Atlantic Union Bankshares Corp.	740	26,115
Axos Financial, Inc. (a)	318	26,919
Banc of California, Inc.	819	13,554
BancFirst Corp.	120	15,174
Bancorp, Inc. (a)	292	21,868
Bank First Corp.	62	7,521
Bank of America Corp.	38,255	1,973,575
Bank of Hawaii Corp.	235	15,425
Bank of Marin Bancorp	125	3,035
Bank OZK	601	30,639
BankUnited, Inc.	432	16,485
Bankwell Financial Group, Inc.	93	4,115
Banner Corp.	201	13,166
Bar Harbor Bankshares	109	3,320
BayCom Corp.	110	3,163
Beacon Financial Corp.	456	10,812
BOK Financial Corp.	137	15,267
Bridgewater Bancshares, Inc. (a)	203	3,573
Burke & Herbert Financial Services Corp.	82	5,059
Business First Bancshares, Inc.	115	2,715
Byline Bancorp, Inc.	131	3,633
C&F Financial Corp.	41	2,755
Cadence Bank	1,054	39,567
California BanCorp (a)	174	2,902
Camden National Corp.	78	3,010
Capital City Bank Group, Inc.	104	4,346
Capitol Federal Financial, Inc.	860	5,461
Carter Bankshares, Inc. (a)	176	3,416
Cathay General Bancorp	419	20,116
Central Pacific Financial Corp.	165	5,006
ChoiceOne Financial Services, Inc.	84	2,433
Citigroup, Inc.	10,368	1,052,352
Citizens & Northern Corp.	150	2,972
Citizens Financial Group, Inc.	2,398	127,478
Citizens Financial Services, Inc.	44	2,618
City Holding Co.	89	11,024
Civista Bancshares, Inc.	135	2,742
CNB Financial Corp.	153	3,703
Coastal Financial Corp. (a)	64	6,923
Colony Bankcorp, Inc.	177	3,011
Columbia Banking System, Inc.	1,755	45,174
Columbia Financial, Inc. (a)	305	4,578
Comerica, Inc.	719	49,266
Security Description	Shares	Value
Commerce Bancshares, Inc.	656	$39,203
Community Financial System, Inc.	316	18,530
Community Trust Bancorp, Inc.	73	4,084
Community West Bancshares	145	3,022
ConnectOne Bancorp, Inc.	352	8,733
Cullen/Frost Bankers, Inc.	379	48,046
Customers Bancorp, Inc. (a)	171	11,178
CVB Financial Corp.	765	14,466
Dime Community Bancshares, Inc.	217	6,473
Eagle Bancorp, Inc.	188	3,801
East West Bancorp, Inc.	769	81,860
Eastern Bankshares, Inc.	1,121	20,346
Enterprise Financial Services Corp.	232	13,451
Equity Bancshares, Inc. Class A	88	3,582
Esquire Financial Holdings, Inc.	44	4,490
Farmers & Merchants Bancorp, Inc.	94	2,351
Farmers National Banc Corp.	213	3,069
FB Financial Corp.	290	16,165
Fidelity D&D Bancorp, Inc.	55	2,411
Fifth Third Bancorp	3,746	166,884
Financial Institutions, Inc.	114	3,101
First BanCorp	948	20,903
First Bancorp, Inc.	105	2,757
First Bancorp/Southern Pines NC	255	13,487
First Bank	206	3,356
First Busey Corp.	473	10,950
First Business Financial Services, Inc.	60	3,076
First Citizens BancShares, Inc. Class A	59	105,560
First Commonwealth Financial Corp.	616	10,503
First Community Bankshares, Inc.	82	2,854
First Financial Bancorp	562	14,191
First Financial Bankshares, Inc.	766	25,776
First Financial Corp.	97	5,475
First Foundation, Inc. (a)	419	2,334
First Hawaiian, Inc.	756	18,772
First Horizon Corp.	2,790	63,082
First Internet Bancorp	74	1,660
First Interstate BancSystem, Inc. Class A	506	16,126
First Merchants Corp.	345	13,007
First Mid Bancshares, Inc.	129	4,887
Firstsun Capital Bancorp (a)	44	1,707
Five Star Bancorp	49	1,578
Flagstar Financial, Inc.	1,791	20,686
Flushing Financial Corp.	192	2,652
FNB Corp.	2,090	33,670
FS Bancorp, Inc.	66	2,635
Fulton Financial Corp.	1,044	19,450
FVCBankcorp, Inc.	227	2,944
German American Bancorp, Inc.	194	7,618
Glacier Bancorp, Inc.	672	32,706
Great Southern Bancorp, Inc.	68	4,165
Greene County Bancorp, Inc.	94	2,124
Guaranty Bancshares, Inc.	82	3,998

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Hancock Whitney Corp.	500	$31,305
Hanmi Financial Corp.	196	4,839
HarborOne Bancorp, Inc.	287	3,903
Hawthorn Bancshares, Inc.	89	2,763
HBT Financial, Inc.	121	3,049
Heritage Commerce Corp.	341	3,386
Heritage Financial Corp.	172	4,161
Hilltop Holdings, Inc.	114	3,810
Hingham Institution For Savings	13	3,429
Home Bancorp, Inc.	62	3,368
Home BancShares, Inc.	1,077	30,479
HomeTrust Bancshares, Inc.	94	3,848
Hope Bancorp, Inc.	703	7,571
Horizon Bancorp, Inc.	209	3,346
Huntington Bancshares, Inc.	8,020	138,505
Independent Bank Corp. (c)	304	21,028
Independent Bank Corp. (c)	100	3,098
International Bancshares Corp.	311	21,381
John Marshall Bancorp, Inc.	127	2,517
JPMorgan Chase & Co.	15,470	4,879,702
KeyCorp	4,813	89,955
Lakeland Financial Corp.	163	10,465
LCNB Corp.	176	2,638
LINKBANCORP, Inc.	417	2,973
Live Oak Bancshares, Inc.	202	7,114
M&T Bank Corp.	873	172,522
Mercantile Bank Corp.	69	3,105
Metrocity Bankshares, Inc.	86	2,381
Metropolitan Bank Holding Corp.	58	4,340
Mid Penn Bancorp, Inc.	110	3,150
Middlefield Banc Corp.	98	2,941
Midland States Bancorp, Inc.	78	1,337
MVB Financial Corp.	142	3,559
National Bank Holdings Corp. Class A	222	8,578
NB Bancorp, Inc.	248	4,377
NBT Bancorp, Inc.	289	12,069
Nicolet Bankshares, Inc.	84	11,298
Northeast Bank	40	4,006
Northeast Community Bancorp, Inc.	101	2,078
Northfield Bancorp, Inc.	262	3,092
Northrim BanCorp, Inc.	148	3,206
Northwest Bancshares, Inc.	1,002	12,415
Norwood Financial Corp.	100	2,542
OceanFirst Financial Corp.	345	6,062
OFG Bancorp	268	11,655
Old National Bancorp	1,714	37,622
Old Second Bancorp, Inc.	342	5,911
Orange County Bancorp, Inc.	100	2,521
Origin Bancorp, Inc.	192	6,628
Orrstown Financial Services, Inc.	124	4,214
Park National Corp.	89	14,465
Parke Bancorp, Inc.	131	2,823
Pathward Financial, Inc.	146	10,805
PCB Bancorp	144	3,024
Peapack-Gladstone Financial Corp.	112	3,091
Security Description	Shares	Value
Peoples Bancorp, Inc.	217	$6,508
Peoples Financial Services Corp.	76	3,694
Pinnacle Financial Partners, Inc.	452	42,393
Plumas Bancorp	64	2,761
PNC Financial Services Group, Inc.	2,184	438,831
Ponce Financial Group, Inc. (a)	235	3,455
Popular, Inc.	367	46,613
Preferred Bank	73	6,598
Prosperity Bancshares, Inc.	433	28,730
Provident Financial Services, Inc.	781	15,058
QCR Holdings, Inc.	100	7,564
RBB Bancorp	128	2,401
Red River Bancshares, Inc.	52	3,371
Regions Financial Corp.	4,874	128,527
Renasant Corp.	553	20,400
Republic Bancorp, Inc. Class A	47	3,396
S&T Bancorp, Inc.	235	8,834
Seacoast Banking Corp. of Florida	501	15,245
ServisFirst Bancshares, Inc.	301	24,240
Sierra Bancorp	97	2,804
Simmons First National Corp. Class A	745	14,282
SmartFinancial, Inc.	102	3,644
South Plains Financial, Inc.	92	3,556
Southern First Bancshares, Inc. (a)	69	3,044
Southern Missouri Bancorp, Inc.	62	3,259
Southside Bancshares, Inc.	189	5,339
Southstate Bank Corp.	580	57,345
Stellar Bancorp, Inc.	183	5,552
Stock Yards Bancorp, Inc.	165	11,548
Synovus Financial Corp.	792	38,871
Texas Capital Bancshares, Inc. (a)	272	22,992
TFS Financial Corp.	402	5,296
Third Coast Bancshares, Inc. (a)	85	3,227
Timberland Bancorp, Inc.	94	3,128
Tompkins Financial Corp.	65	4,304
Towne Bank	385	13,309
TriCo Bancshares	184	8,171
Triumph Financial, Inc. (a)	132	6,605
Truist Financial Corp.	7,126	325,801
TrustCo Bank Corp.	111	4,029
Trustmark Corp.	365	14,454
U.S. Bancorp	8,600	415,638
UMB Financial Corp.	395	46,748
United Bankshares, Inc.	802	29,842
United Community Banks, Inc.	705	22,102
Unity Bancorp, Inc.	67	3,274
Univest Financial Corp.	218	6,544
USCB Financial Holdings, Inc.	153	2,670
Valley National Bancorp	2,767	29,330
Veritex Holdings, Inc.	314	10,528
WaFd, Inc.	471	14,267
Webster Financial Corp.	911	54,150
Wells Fargo & Co.	18,024	1,510,772
WesBanco, Inc.	562	17,945
West BanCorp, Inc.	134	2,723

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Westamerica BanCorp	160	$7,998
Western Alliance Bancorp	641	55,588
Wintrust Financial Corp.	390	51,652
WSFS Financial Corp.	343	18,498
Zions Bancorp NA	858	48,546
		14,009,580
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	53	11,205
Brown-Forman Corp. Class A	94	2,529
Brown-Forman Corp. Class B	1,258	34,067
Celsius Holdings, Inc. (a)	925	53,178
Coca-Cola Co.	21,690	1,438,481
Coca-Cola Consolidated, Inc.	350	41,006
Constellation Brands, Inc. Class A	806	108,544
Keurig Dr. Pepper, Inc.	7,717	196,861
MGP Ingredients, Inc.	114	2,758
Molson Coors Beverage Co. Class B	890	40,272
Monster Beverage Corp. (a)	4,005	269,576
National Beverage Corp. (a)	155	5,723
PepsiCo, Inc.	7,681	1,078,720
Primo Brands Corp.	1,509	33,349
Vita Coco Co., Inc. (a)	239	10,150
		3,326,419
BIOTECHNOLOGY — 1.2%
4D Molecular Therapeutics, Inc. (a)	346	3,007
89bio, Inc. (a)	789	11,598
AbbVie, Inc.	9,960	2,306,138
Abeona Therapeutics, Inc. (a) (b)	509	2,688
Absci Corp. (a)	498	1,514
ACADIA Pharmaceuticals, Inc. (a)	740	15,792
ADMA Biologics, Inc. (a)	1,383	20,275
Agenus, Inc. (a)	551	2,121
Agios Pharmaceuticals, Inc. (a)	340	13,648
Akebia Therapeutics, Inc. (a)	1,648	4,499
Akero Therapeutics, Inc. (a)	390	18,517
Alector, Inc. (a) (b)	779	2,306
Alkermes PLC (a)	984	29,520
Allogene Therapeutics, Inc. (a)	1,415	1,755
Alnylam Pharmaceuticals, Inc. (a)	749	341,544
Altimmune, Inc. (a)	439	1,655
Amgen, Inc.	3,047	859,863
Amicus Therapeutics, Inc. (a)	1,612	12,703
AnaptysBio, Inc. (a)	65	1,990
Anavex Life Sciences Corp. (a) (b)	545	4,851
Anika Therapeutics, Inc. (a)	327	3,074
Annexon, Inc. (a)	554	1,690
Apellis Pharmaceuticals, Inc. (a)	634	14,347
Apogee Therapeutics, Inc. (a)	197	7,827
Arbutus Biopharma Corp. (a)	1,025	4,654
Arcellx, Inc. (a)	230	18,883
Arcturus Therapeutics Holdings, Inc. (a) (b)	166	3,059
Arcus Biosciences, Inc. (a)	361	4,910
Arcutis Biotherapeutics, Inc. (a)	647	12,196
Security Description	Shares	Value
Ardelyx, Inc. (a)	1,430	$7,879
ArriVent Biopharma, Inc. (a)	106	1,956
Arrowhead Pharmaceuticals, Inc. (a)	773	26,661
ARS Pharmaceuticals, Inc. (a) (b)	407	4,090
Astria Therapeutics, Inc. (a) (b)	308	2,242
aTyr Pharma, Inc. (a) (b)	3,393	2,448
Aura Biosciences, Inc. (a) (b)	336	2,076
Avidity Biosciences, Inc. (a)	700	30,499
Avita Medical, Inc. (a)	232	1,186
Beam Therapeutics, Inc. (a) (b)	449	10,897
Benitec Biopharma, Inc. (a)	127	1,782
BioAtla, Inc. (a)	1,271	874
BioCryst Pharmaceuticals, Inc. (a)	1,279	9,708
Biogen, Inc. (a)	827	115,846
Biohaven Ltd. (a)	499	7,490
BioMarin Pharmaceutical, Inc. (a)	1,133	61,363
Bridgebio Pharma, Inc. (a)	894	46,434
Candel Therapeutics, Inc. (a) (b)	33	168
Capricor Therapeutics, Inc. (a) (b)	324	2,336
Cardiff Oncology, Inc. (a)	334	688
CareDx, Inc. (a)	319	4,638
Cartesian Therapeutics, Inc. (a)	89	910
Catalyst Pharmaceuticals, Inc. (a)	659	12,982
Celcuity, Inc. (a) (b)	241	11,905
Celldex Therapeutics, Inc. (a)	413	10,684
CG oncology, Inc. (a) (b)	279	11,238
Checkpoint Therapeutics, Inc. (a)	678	109
Cidara Therapeutics, Inc. (a)	118	11,300
Coeptis Therapeutics Holdings, Inc. (a)	238	4,155
Cogent Biosciences, Inc. (a)	657	9,435
Compass Therapeutics, Inc. (a)	855	2,993
Corbus Pharmaceuticals Holdings, Inc. (a)	113	1,429
Corvus Pharmaceuticals, Inc. (a) (b)	292	2,152
CRISPR Therapeutics AG (a)	515	33,377
Cullinan Therapeutics, Inc. (a)	413	2,449
Cytokinetics, Inc. (a) (b)	708	38,912
CytomX Therapeutics, Inc. (a) (b)	559	1,783
Day One Biopharmaceuticals, Inc. (a)	436	3,074
Denali Therapeutics, Inc. (a)	750	10,890
Dianthus Therapeutics, Inc. (a)	135	5,312
Disc Medicine, Inc. (a)	123	8,128
Dynavax Technologies Corp. (a)	747	7,418
Dyne Therapeutics, Inc. (a)	473	5,983
Editas Medicine, Inc. (a)	1,103	3,827
Eledon Pharmaceuticals, Inc. (a) (b)	359	930
Emergent BioSolutions, Inc. (a) (b)	363	3,202
Entrada Therapeutics, Inc. (a)	169	980
Erasca, Inc. (a) (b)	1,427	3,111
Ethzilla Corp. (a)	1,310	3,157
Exact Sciences Corp. (a)	1,100	60,181
Exelixis, Inc. (a)	1,567	64,717
Foghorn Therapeutics, Inc. (a)	385	1,883
Forte Biosciences, Inc. (a)	251	3,765

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Geron Corp. (a)	3,193	$4,374
Gilead Sciences, Inc.	7,035	780,885
Gossamer Bio, Inc. (a)	1,683	4,426
GRAIL, Inc. (a)	203	12,003
Halozyme Therapeutics, Inc. (a)	696	51,045
Humacyte, Inc. (a)	679	1,181
Ideaya Biosciences, Inc. (a)	522	14,204
Immuneering Corp. Class A (a) (b)	372	2,604
ImmunityBio, Inc. (a)	976	2,401
Immunome, Inc. (a) (b)	366	4,286
Immunovant, Inc. (a)	751	12,106
Incyte Corp. (a)	952	80,739
Insmed, Inc. (a)	1,049	151,066
Instil Bio, Inc. (a)	76	1,357
Intellia Therapeutics, Inc. (a)	639	11,036
Ionis Pharmaceuticals, Inc. (a)	924	60,448
Iovance Biotherapeutics, Inc. (a)	1,355	2,940
Ironwood Pharmaceuticals, Inc. (a)	922	1,208
Janux Therapeutics, Inc. (a)	191	4,668
KalVista Pharmaceuticals, Inc. (a) (b)	332	4,044
Keros Therapeutics, Inc. (a)	204	3,227
Kodiak Sciences, Inc. (a)	287	4,698
Korro Bio, Inc. (a) (b)	64	3,065
Krystal Biotech, Inc. (a)	151	26,656
Kura Oncology, Inc. (a)	501	4,434
Kymera Therapeutics, Inc. (a)	274	15,508
Madrigal Pharmaceuticals, Inc. (a)	101	46,325
MannKind Corp. (a)	1,675	8,995
Metsera, Inc. (a)	325	17,007
MiMedx Group, Inc. (a)	710	4,956
Mineralys Therapeutics, Inc. (a)	233	8,835
Mirum Pharmaceuticals, Inc. (a)	254	18,621
Moderna, Inc. (a)	2,009	51,892
Monopar Therapeutics, Inc. (a)	50	4,084
Monte Rosa Therapeutics, Inc. (a)	361	2,675
Myriad Genetics, Inc. (a)	554	4,005
Natera, Inc. (a)	795	127,971
Neurocrine Biosciences, Inc. (a)	561	78,753
Neurogene, Inc. (a)	69	1,196
Novavax, Inc. (a) (b)	968	8,393
Nurix Therapeutics, Inc. (a)	367	3,391
Nuvalent, Inc. Class A (a)	227	19,631
Ocugen, Inc. (a) (b)	3,448	5,620
Olema Pharmaceuticals, Inc. (a) (b)	344	3,368
Organogenesis Holdings, Inc. (a) (b)	735	3,102
ORIC Pharmaceuticals, Inc. (a)	337	4,044
Oruka Therapeutics, Inc. (a)	408	7,846
Palvella Therapeutics, Inc. (a)	53	3,323
Perspective Therapeutics, Inc. (a) (b)	443	1,519
Praxis Precision Medicines, Inc. (a)	103	5,459
Precigen, Inc. (a)	1,137	3,741
Prime Medicine, Inc. (a) (b)	645	3,573
ProKidney Corp. (a) (b)	1,229	2,974
Protagonist Therapeutics, Inc. (a)	352	23,383
Security Description	Shares	Value
Prothena Corp. PLC (a)	333	$3,250
PTC Therapeutics, Inc. (a)	465	28,537
Recursion Pharmaceuticals, Inc. Class A (a) (b)	1,720	8,394
Regeneron Pharmaceuticals, Inc.	581	326,679
REGENXBIO, Inc. (a)	326	3,146
Relay Therapeutics, Inc. (a)	869	4,536
Replimune Group, Inc. (a) (b)	498	2,087
Revolution Medicines, Inc. (a)	1,002	46,793
Rhythm Pharmaceuticals, Inc. (a)	317	32,014
Rigel Pharmaceuticals, Inc. (a)	125	3,541
Rocket Pharmaceuticals, Inc. (a)	350	1,141
Roivant Sciences Ltd. (a)	2,350	35,556
Sagimet Biosciences, Inc. Class A (a) (b)	488	3,348
Sana Biotechnology, Inc. (a)	1,271	4,512
Sangamo Therapeutics, Inc. (a) (b)	1,531	1,031
Sarepta Therapeutics, Inc. (a)	569	10,965
Savara, Inc. (a) (b)	1,020	3,641
Scholar Rock Holding Corp. (a) (b)	430	16,013
Soleno Therapeutics, Inc. (a)	150	10,140
Spyre Therapeutics, Inc. (a) (b)	305	5,112
Stoke Therapeutics, Inc. (a) (b)	258	6,063
Summit Therapeutics, Inc. (a) (b)	822	16,983
Syndax Pharmaceuticals, Inc. (a)	547	8,416
Tango Therapeutics, Inc. (a) (b)	779	6,544
Taysha Gene Therapies, Inc. (a)	1,415	4,627
Tectonic Therapeutic, Inc. (a)	73	1,145
TG Therapeutics, Inc. (a)	794	28,683
Tonix Pharmaceuticals Holding Corp. (a) (b)	108	2,609
Tourmaline Bio, Inc. (a)	128	6,122
Travere Therapeutics, Inc. (a)	426	10,181
TScan Therapeutics, Inc. (a)	713	1,298
Twist Bioscience Corp. (a)	348	9,793
Tyra Biosciences, Inc. (a)	185	2,588
Ultragenyx Pharmaceutical, Inc. (a)	557	16,755
uniQure NV (a) (b)	281	16,402
United Therapeutics Corp. (a)	264	110,671
Vanda Pharmaceuticals, Inc. (a)	610	3,044
Vaxcyte, Inc. (a)	673	24,241
Vera Therapeutics, Inc. (a)	324	9,415
Veracyte, Inc. (a)	457	15,689
Verastem, Inc. (a)	454	4,009
Vericel Corp. (a)	295	9,284
Vertex Pharmaceuticals, Inc. (a)	1,458	571,011
Viking Therapeutics, Inc. (a) (b)	658	17,292
Vir Biotechnology, Inc. (a)	774	4,420
Viridian Therapeutics, Inc. (a)	394	8,503
Xencor, Inc. (a)	394	4,622
XOMA Royalty Corp. (a)	100	3,854
Zenas Biopharma, Inc. (a)	157	3,485
		7,627,732
BROADLINE RETAIL — 2.1%
Amazon.com, Inc. (a)	54,631	11,995,329
Coupang, Inc. (a)	6,887	221,761

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Dillard's, Inc. Class A (b)	18	$11,061
eBay, Inc.	2,633	239,471
Etsy, Inc. (a)	558	37,046
Groupon, Inc. (a) (b)	213	4,973
Kohl's Corp.	653	10,037
Macy's, Inc.	1,645	29,495
Ollie's Bargain Outlet Holdings, Inc. (a)	367	47,123
Savers Value Village, Inc. (a) (b)	344	4,558
		12,600,854
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	604	44,340
AAON, Inc. (b)	400	37,375
Advanced Drainage Systems, Inc.	417	57,838
Allegion PLC	478	84,773
American Woodmark Corp. (a)	93	6,209
Apogee Enterprises, Inc.	135	5,882
Armstrong World Industries, Inc.	230	45,082
AZZ, Inc.	178	19,425
Builders FirstSource, Inc. (a)	617	74,811
Carlisle Cos., Inc.	238	78,293
Carrier Global Corp.	4,499	268,590
CSW Industrials, Inc.	99	24,032
Fortune Brands Innovations, Inc.	654	34,917
Gibraltar Industries, Inc. (a)	188	11,806
Griffon Corp.	243	18,504
Hayward Holdings, Inc. (a)	851	12,867
Insteel Industries, Inc.	128	4,908
Janus International Group, Inc. (a)	887	8,755
JELD-WEN Holding, Inc. (a)	549	2,696
Johnson Controls International PLC	3,674	403,956
Lennox International, Inc.	173	91,579
Masco Corp.	1,108	77,992
Masterbrand, Inc. (a)	776	10,220
Owens Corning	462	65,355
Quanex Building Products Corp.	296	4,209
Resideo Technologies, Inc. (a)	866	37,394
Simpson Manufacturing Co., Inc.	238	39,856
Tecnoglass, Inc.	131	8,765
Trane Technologies PLC	1,247	526,184
Trex Co., Inc. (a)	616	31,829
UFP Industries, Inc.	319	29,823
Zurn Elkay Water Solutions Corp.	857	40,305
		2,208,570
CAPITAL MARKETS — 2.1%
Acadian Asset Management, Inc.	178	8,573
Affiliated Managers Group, Inc.	152	36,241
AlTi Global, Inc. (a)	754	2,684
Ameriprise Financial, Inc.	528	259,380
ARES Management Corp. Class A	1,143	182,754
Artisan Partners Asset Management, Inc. Class A	407	17,664
Bakkt Holdings, Inc. (a)	56	1,884
Bank of New York Mellon Corp.	3,994	435,186
BGC Group, Inc. Class A	2,257	21,351
Security Description	Shares	Value
Blackrock, Inc.	813	$947,852
Blackstone, Inc.	4,162	711,078
Blue Owl Capital, Inc. (b)	3,468	58,713
Carlyle Group, Inc.	1,245	78,062
Cboe Global Markets, Inc.	610	149,603
Charles Schwab Corp.	9,622	918,612
CME Group, Inc.	2,040	551,188
Cohen & Steers, Inc.	161	10,563
Coinbase Global, Inc. Class A (a)	1,261	425,575
Diamond Hill Investment Group, Inc.	19	2,660
DigitalBridge Group, Inc.	916	10,717
Donnelley Financial Solutions, Inc. (a)	161	8,280
Evercore, Inc. Class A	204	68,813
FactSet Research Systems, Inc.	211	60,449
Federated Hermes, Inc.	467	24,251
Franklin Resources, Inc.	1,831	42,351
Galaxy Digital, Inc. Class A (a) (b)	1,062	35,906
GCM Grosvenor, Inc. Class A (b)	210	2,535
Goldman Sachs Group, Inc.	1,703	1,356,184
Hamilton Lane, Inc. Class A	242	32,619
Houlihan Lokey, Inc.	318	65,292
Interactive Brokers Group, Inc. Class A	2,479	170,580
Intercontinental Exchange, Inc.	3,222	542,843
Invesco Ltd.	2,454	56,295
Janus Henderson Group PLC	744	33,116
Jefferies Financial Group, Inc.	938	61,364
KKR & Co., Inc.	3,886	504,986
Lazard, Inc.	673	35,521
LPL Financial Holdings, Inc.	459	152,705
MarketAxess Holdings, Inc.	225	39,206
Moelis & Co. Class A	417	29,741
Moody's Corp.	865	412,155
Morgan Stanley	6,826	1,085,061
Morningstar, Inc.	131	30,393
MSCI, Inc.	434	246,256
Nasdaq, Inc.	2,393	211,661
Northern Trust Corp.	1,110	149,406
Open Lending Corp. (a) (b)	682	1,439
Oppenheimer Holdings, Inc. Class A	50	3,696
P10, Inc. Class A (b)	283	3,079
Perella Weinberg Partners	325	6,929
Piper Sandler Cos.	93	32,270
PJT Partners, Inc. Class A	141	25,060
Raymond James Financial, Inc.	1,020	176,052
Robinhood Markets, Inc. Class A (a)	4,352	623,119
S&P Global, Inc.	1,759	856,123
SEI Investments Co.	500	42,425
State Street Corp. (d)	1,631	189,212
StepStone Group, Inc. Class A	372	24,295
Stifel Financial Corp.	590	66,947
StoneX Group, Inc. (a)	256	25,836
T. Rowe Price Group, Inc.	1,236	126,863
TPG, Inc.	705	40,502
Tradeweb Markets, Inc. Class A	677	75,134

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Victory Capital Holdings, Inc. Class A	271	$17,550
Virtu Financial, Inc. Class A	504	17,892
Virtus Investment Partners, Inc.	43	8,171
WisdomTree, Inc. (b)	729	10,133
		12,661,036
CHEMICALS — 0.7%
AdvanSix, Inc.	191	3,701
Air Products & Chemicals, Inc.	1,251	341,173
Albemarle Corp.	698	56,594
Ashland, Inc.	290	13,894
ASP Isotopes, Inc. (a) (b)	414	3,983
Aspen Aerogels, Inc. (a)	374	2,603
Avient Corp.	543	17,892
Axalta Coating Systems Ltd. (a)	1,157	33,113
Balchem Corp.	195	29,262
Cabot Corp.	259	19,697
Celanese Corp.	646	27,184
CF Industries Holdings, Inc.	914	81,986
Chemours Co.	882	13,971
Corteva, Inc.	3,805	257,332
Dow, Inc.	4,008	91,903
DuPont de Nemours, Inc.	2,369	184,545
Eastman Chemical Co.	625	39,406
Ecolab, Inc.	1,431	391,894
Ecovyst, Inc. (a)	616	5,396
Element Solutions, Inc.	1,327	33,401
Flotek Industries, Inc. (a) (b)	156	2,278
FMC Corp.	740	24,886
Hawkins, Inc.	115	21,013
HB Fuller Co.	320	18,970
Huntsman Corp.	973	8,737
Ingevity Corp. (a)	226	12,473
Innospec, Inc.	149	11,497
International Flavors & Fragrances, Inc.	1,469	90,402
Intrepid Potash, Inc. (a)	111	3,394
Koppers Holdings, Inc.	124	3,472
Kronos Worldwide, Inc. (b)	266	1,527
Linde PLC	2,628	1,248,300
LSB Industries, Inc. (a)	392	3,089
LyondellBasell Industries NV Class A	1,420	69,637
Mativ Holdings, Inc.	336	3,800
Minerals Technologies, Inc.	192	11,927
Mosaic Co.	1,770	61,384
NewMarket Corp.	46	38,098
Olin Corp.	691	17,268
Orion SA	346	2,623
Perimeter Solutions, Inc. (a)	833	18,651
PPG Industries, Inc.	1,285	135,066
PureCycle Technologies, Inc. (a) (b)	819	10,770
Quaker Chemical Corp.	82	10,803
RPM International, Inc.	718	84,638
Scotts Miracle-Gro Co.	255	14,522
Sensient Technologies Corp.	257	24,119
Security Description	Shares	Value
Sherwin-Williams Co.	1,298	$449,445
Stepan Co.	127	6,058
Tronox Holdings PLC	704	2,830
Westlake Corp.	201	15,489
		4,076,096
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ABM Industries, Inc.	374	17,249
ACCO Brands Corp.	725	2,893
ACV Auctions, Inc. Class A (a)	902	8,939
Brady Corp. Class A	262	20,444
BrightView Holdings, Inc. (a)	340	4,556
Brink's Co.	227	26,527
Casella Waste Systems, Inc. Class A (a)	324	30,741
CECO Environmental Corp. (a)	177	9,062
Cimpress PLC (a)	91	5,737
Cintas Corp.	1,898	389,584
Clean Harbors, Inc. (a)	271	62,932
Copart, Inc. (a)	5,017	225,615
CoreCivic, Inc. (a)	658	13,390
Deluxe Corp.	255	4,937
Driven Brands Holdings, Inc. (a)	309	4,978
Ennis, Inc.	217	3,967
Enviri Corp. (a)	625	7,931
GEO Group, Inc. (a)	807	16,535
Healthcare Services Group, Inc. (a)	466	7,843
HNI Corp.	284	13,305
Interface, Inc.	350	10,129
Liquidity Services, Inc. (a)	153	4,197
MillerKnoll, Inc.	427	7,575
Montrose Environmental Group, Inc. (a)	235	6,453
MSA Safety, Inc.	203	34,930
OPENLANE, Inc. (a)	656	18,880
Pitney Bowes, Inc.	978	11,159
Quad/Graphics, Inc.	427	2,673
RB Global, Inc.	1,056	114,428
Republic Services, Inc.	1,136	260,689
Rollins, Inc.	1,580	92,809
Steelcase, Inc. Class A	575	9,890
Tetra Tech, Inc.	1,499	50,037
UniFirst Corp.	91	15,214
Veralto Corp.	1,366	145,629
Vestis Corp.	691	3,130
Waste Management, Inc.	2,069	456,897
		2,121,884
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (a)	508	4,765
Applied Optoelectronics, Inc. (a) (b)	242	6,275
Arista Networks, Inc. (a)	5,817	847,595
Calix, Inc. (a)	355	21,786
Ciena Corp. (a)	807	117,556
Cisco Systems, Inc.	22,251	1,522,413
Clearfield, Inc. (a) (b)	107	3,679
CommScope Holding Co., Inc. (a)	1,303	20,170

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Digi International, Inc. (a)	223	$8,131
Extreme Networks, Inc. (a)	802	16,561
F5, Inc. (a)	325	105,037
Harmonic, Inc. (a)	696	7,085
Lumentum Holdings, Inc. (a)	404	65,735
Motorola Solutions, Inc.	924	422,536
NETGEAR, Inc. (a)	208	6,737
NetScout Systems, Inc. (a)	473	12,218
Ondas Holdings, Inc. (a) (b)	1,689	13,039
Ribbon Communications, Inc. (a)	775	2,945
Ubiquiti, Inc.	26	17,175
Viasat, Inc. (a)	643	18,840
Viavi Solutions, Inc. (a)	1,062	13,477
		3,253,755
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	704	91,851
Ameresco, Inc. Class A (a) (b)	202	6,783
API Group Corp. (a)	2,133	73,311
Arcosa, Inc.	284	26,614
Argan, Inc.	76	20,524
Bowman Consulting Group Ltd. (a)	114	4,829
Centuri Holdings, Inc. (a)	144	3,048
Comfort Systems USA, Inc.	198	163,386
Construction Partners, Inc. Class A (a)	260	33,020
Dycom Industries, Inc. (a)	159	46,390
EMCOR Group, Inc.	253	164,334
Everus Construction Group, Inc. (a)	302	25,897
Fluor Corp. (a)	819	34,455
Granite Construction, Inc.	254	27,851
Great Lakes Dredge & Dock Corp. (a)	453	5,431
IES Holdings, Inc. (a) (b)	50	19,883
Limbach Holdings, Inc. (a)	61	5,924
MasTec, Inc. (a)	334	71,079
Matrix Service Co. (a)	231	3,021
MYR Group, Inc. (a)	98	20,387
NWPX Infrastructure, Inc. (a)	67	3,546
Orion Group Holdings, Inc. (a) (b)	350	2,912
Primoris Services Corp.	316	43,396
Quanta Services, Inc.	843	349,356
Sterling Infrastructure, Inc. (a)	181	61,482
Tutor Perini Corp. (a)	265	17,381
Valmont Industries, Inc.	105	40,712
WillScot Holdings Corp.	1,055	22,271
		1,389,074
CONSTRUCTION MATERIALS — 0.2%
Amrize Ltd. (a)	2,413	117,103
CRH PLC	3,835	459,816
Eagle Materials, Inc.	190	44,278
Knife River Corp. (a)	337	25,905
Martin Marietta Materials, Inc.	345	217,446
U.S. Lime & Minerals, Inc.	65	8,551
Vulcan Materials Co.	758	233,176
		1,106,275
Security Description	Shares	Value
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,505	$58,996
American Express Co.	3,063	1,017,406
Bread Financial Holdings, Inc.	292	16,285
Capital One Financial Corp.	3,616	768,689
Credit Acceptance Corp. (a) (b)	38	17,743
Dave, Inc. (a)	44	8,771
Encore Capital Group, Inc. (a)	160	6,678
Enova International, Inc. (a)	157	18,069
EZCORP, Inc. Class A (a)	342	6,512
FirstCash Holdings, Inc.	235	37,229
Green Dot Corp. Class A (a)	416	5,587
LendingClub Corp. (a)	675	10,253
LendingTree, Inc. (a)	70	4,531
Navient Corp.	325	4,274
Nelnet, Inc. Class A	80	10,030
NerdWallet, Inc. Class A (a)	246	2,647
OneMain Holdings, Inc.	596	33,650
PRA Group, Inc. (a)	251	3,876
PROG Holdings, Inc.	255	8,252
SLM Corp.	1,282	35,486
SoFi Technologies, Inc. (a)	6,941	183,381
Synchrony Financial	2,081	147,855
Upstart Holdings, Inc. (a) (b)	460	23,368
World Acceptance Corp. (a)	26	4,398
		2,433,966
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	2,383	41,726
Andersons, Inc.	193	7,683
BJ's Wholesale Club Holdings, Inc. (a)	756	70,497
Casey's General Stores, Inc.	212	119,848
Chefs' Warehouse, Inc. (a)	210	12,249
Costco Wholesale Corp.	2,493	2,307,596
Dollar General Corp.	1,265	130,738
Dollar Tree, Inc. (a)	1,131	106,732
Grocery Outlet Holding Corp. (a)	594	9,534
Ingles Markets, Inc. Class A	91	6,330
Kroger Co.	3,455	232,901
Maplebear, Inc. (a)	930	34,187
Natural Grocers by Vitamin Cottage, Inc.	87	3,480
Performance Food Group Co. (a)	869	90,411
PriceSmart, Inc.	150	18,178
Sprouts Farmers Market, Inc. (a)	561	61,037
Sysco Corp.	2,688	221,330
Target Corp.	2,548	228,556
U.S. Foods Holding Corp. (a)	1,280	98,074
United Natural Foods, Inc. (a)	368	13,844
Weis Markets, Inc.	92	6,612
Walmart, Inc.	24,711	2,546,716
		6,368,259
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	12,799	104,696
AptarGroup, Inc.	367	49,053

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Avery Dennison Corp.	434	$70,382
Ball Corp.	1,497	75,479
Crown Holdings, Inc.	623	60,176
Graphic Packaging Holding Co.	1,606	31,429
Greif, Inc. Class A	183	10,936
International Paper Co.	3,029	140,546
Myers Industries, Inc.	275	4,658
O-I Glass, Inc. (a)	943	12,231
Packaging Corp. of America	502	109,401
Ranpak Holdings Corp. (a) (b)	438	2,461
Sealed Air Corp.	854	30,189
Silgan Holdings, Inc.	483	20,774
Smurfit WestRock PLC	2,832	120,558
Sonoco Products Co.	576	24,820
TriMas Corp.	228	8,810
		876,599
DISTRIBUTORS — 0.0% *
A-Mark Precious Metals, Inc.	138	3,570
Genuine Parts Co.	774	107,276
GigaCloud Technology, Inc. Class A (a)	205	5,822
LKQ Corp.	1,535	46,879
Pool Corp.	190	58,913
Weyco Group, Inc.	85	2,558
		225,018
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	2,088	18,186
Adtalem Global Education, Inc. (a)	222	34,288
American Public Education, Inc. (a)	157	6,197
Bright Horizons Family Solutions, Inc. (a)	347	37,674
Carriage Services, Inc.	81	3,608
Coursera, Inc. (a)	790	9,251
Duolingo, Inc. (a)	223	71,770
Frontdoor, Inc. (a)	452	30,415
Graham Holdings Co. Class B	15	17,660
Grand Canyon Education, Inc. (a)	139	30,513
H&R Block, Inc.	784	39,647
KinderCare Learning Cos., Inc. (a) (b)	228	1,514
Laureate Education, Inc. (a)	812	25,610
Lincoln Educational Services Corp. (a)	213	5,005
Matthews International Corp. Class A	199	4,832
Mister Car Wash, Inc. (a)	596	3,177
OneSpaWorld Holdings Ltd.	646	13,656
Perdoceo Education Corp.	369	13,897
Service Corp. International	787	65,494
Strategic Education, Inc.	142	12,213
Stride, Inc. (a)	250	37,235
Udemy, Inc. (a)	612	4,290
Universal Technical Institute, Inc. (a)	274	8,919
		495,051
Security Description	Shares	Value
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	441	$8,022
American Assets Trust, Inc. REIT	303	6,157
Broadstone Net Lease, Inc. REIT	1,124	20,086
CTO Realty Growth, Inc. REIT	153	2,494
Essential Properties Realty Trust, Inc. REIT	1,152	34,284
Gladstone Commercial Corp. REIT	246	3,031
Global Net Lease, Inc. REIT	1,294	10,520
One Liberty Properties, Inc. REIT	127	2,809
WP Carey, Inc. REIT	1,250	84,462
		171,865
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	123	2,641
AST SpaceMobile, Inc. (a)	1,302	63,902
AT&T, Inc.	40,425	1,141,602
Bandwidth, Inc. Class A (a)	167	2,784
Cogent Communications Holdings, Inc.	255	9,779
Frontier Communications Parent, Inc. (a)	1,071	40,002
GCI Liberty, Inc. Class A (a)	19	713
GCI Liberty, Inc. Class C (a)	128	4,771
Globalstar, Inc. (a) (b)	305	11,099
IDT Corp. Class B	122	6,382
Iridium Communications, Inc.	710	12,397
Liberty Global Ltd. Class A (a)	1,668	19,115
Liberty Latin America Ltd. Class A (a)	292	2,421
Liberty Latin America Ltd. Class C (a)	652	5,503
Lumen Technologies, Inc. (a)	6,040	36,965
Shenandoah Telecommunications Co.	347	4,657
Sunrise Communications AG Class B ADR	410	2,070
Uniti Group, Inc.	902	5,520
Verizon Communications, Inc.	23,701	1,041,659
		2,413,982
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	118	7,835
Alliant Energy Corp.	1,448	97,610
American Electric Power Co., Inc. (b)	3,019	339,638
Constellation Energy Corp.	1,765	580,809
Duke Energy Corp.	4,325	535,219
Edison International	2,124	117,415
Entergy Corp.	2,549	237,541
Evergy, Inc.	1,283	97,534
Eversource Energy	2,079	147,900
Exelon Corp.	5,751	258,853
FirstEnergy Corp.	2,866	131,320
Genie Energy Ltd. Class B	192	2,870
Hawaiian Electric Industries, Inc. (a)	1,028	11,349
IDACORP, Inc. (b)	319	42,156

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MGE Energy, Inc.	220	$18,520
NextEra Energy, Inc.	11,619	877,118
NRG Energy, Inc.	1,096	177,497
OGE Energy Corp.	1,128	52,193
Oklo, Inc. (a) (b)	661	73,787
Otter Tail Corp.	249	20,411
PG&E Corp.	12,579	189,691
Pinnacle West Capital Corp.	649	58,189
Portland General Electric Co.	598	26,312
PPL Corp.	4,190	155,700
Southern Co.	6,169	584,636
TXNM Energy, Inc.	457	25,843
Xcel Energy, Inc.	3,339	269,290
		5,137,236
ELECTRICAL EQUIPMENT — 0.6%
Acuity, Inc.	176	60,613
Allient, Inc.	120	5,370
American Superconductor Corp. (a)	231	13,719
AMETEK, Inc.	1,293	243,084
Amprius Technologies, Inc. (a)	739	7,774
Array Technologies, Inc. (a)	891	7,262
Atkore, Inc.	210	13,175
Bloom Energy Corp. Class A (a) (b)	1,179	99,708
ChargePoint Holdings, Inc. (a) (b)	132	1,441
Eaton Corp. PLC	2,189	819,233
Emerson Electric Co.	3,163	414,922
Energy Vault Holdings, Inc. (a) (b)	1,271	3,775
EnerSys	207	23,383
Enovix Corp. (a) (b)	1,044	10,409
Eos Energy Enterprises, Inc. (a) (b)	1,669	19,010
Fluence Energy, Inc. (a) (b)	377	4,072
GE Vernova, Inc.	1,539	946,331
Generac Holdings, Inc. (a)	344	57,586
GrafTech International Ltd. (a) (b)	139	1,782
Hubbell, Inc.	301	129,523
Hyliion Holdings Corp. (a)	965	1,901
KULR Technology Group, Inc. (a)	151	628
LSI Industries, Inc.	181	4,273
NANO Nuclear Energy, Inc. (a)	124	4,782
Net Power, Inc. (a) (b)	249	750
NEXTracker, Inc. Class A (a)	850	62,892
NuScale Power Corp. (a)	767	27,612
nVent Electric PLC	947	93,412
Plug Power, Inc. (a)	6,471	15,077
Powell Industries, Inc.	56	17,069
Preformed Line Products Co.	24	4,708
Regal Rexnord Corp.	368	52,786
Rockwell Automation, Inc.	633	221,253
Sensata Technologies Holding PLC	775	23,676
SES AI Corp. (a)	2,308	3,854
Shoals Technologies Group, Inc. Class A (a)	1,031	7,640
Sunrun, Inc. (a)	1,346	23,272
Thermon Group Holdings, Inc. (a)	220	5,878
Vertiv Holdings Co. Class A	2,155	325,103
Security Description	Shares	Value
Vicor Corp. (a)	143	$7,110
		3,785,848
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Advanced Energy Industries, Inc.	223	37,941
Aeva Technologies, Inc. (a)	260	3,770
AEye, Inc. (a)	1,167	2,906
Amphenol Corp. Class A	6,878	851,153
Arlo Technologies, Inc. (a)	604	10,238
Arrow Electronics, Inc. (a)	244	29,524
Avnet, Inc.	412	21,539
Badger Meter, Inc.	176	31,430
Bel Fuse, Inc. Class B	100	14,102
Belden, Inc.	243	29,226
Benchmark Electronics, Inc.	220	8,481
CDW Corp.	722	115,000
Climb Global Solutions, Inc.	24	3,236
Cognex Corp.	1,019	46,161
Coherent Corp. (a)	870	93,716
Corning, Inc.	4,406	361,424
Crane NXT Co. (b)	296	19,853
CTS Corp.	187	7,469
Daktronics, Inc. (a)	242	5,063
ePlus, Inc.	158	11,220
Evolv Technologies Holdings, Inc. (a)	595	4,492
Fabrinet (a)	202	73,653
Flex Ltd. (a)	2,155	124,925
Insight Enterprises, Inc. (a)	152	17,238
IPG Photonics Corp. (a)	169	13,383
Itron, Inc. (a)	265	33,008
Jabil, Inc.	610	132,474
Keysight Technologies, Inc. (a)	976	170,722
Kimball Electronics, Inc. (a)	185	5,524
Knowles Corp. (a)	348	8,112
Lightwave Logic, Inc. (a)	1,017	3,773
Littelfuse, Inc.	150	38,852
Methode Electronics, Inc.	324	2,446
MicroVision, Inc. (a)	4,029	4,996
Mirion Technologies, Inc. (a) (b)	1,127	26,214
Napco Security Technologies, Inc.	218	9,363
nLight, Inc. (a)	322	9,541
Novanta, Inc. (a)	215	21,532
OSI Systems, Inc. (a)	94	23,429
Ouster, Inc. (a)	333	9,008
PAR Technology Corp. (a) (b)	218	8,628
PC Connection, Inc.	78	4,835
Plexus Corp. (a)	164	23,729
Powerfleet, Inc. NJ (a)	593	3,107
Ralliant Corp.	684	29,911
Red Cat Holdings, Inc. (a) (b)	594	6,148
Rogers Corp. (a)	104	8,368
Sanmina Corp. (a)	323	37,181
ScanSource, Inc. (a)	134	5,895
SmartRent, Inc. (a) (b)	2,027	2,858
Stem, Inc. (a)	63	1,104

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
TD SYNNEX Corp.	407	$66,646
TE Connectivity PLC	1,657	363,761
Teledyne Technologies, Inc. (a)	260	152,370
Trimble, Inc. (a)	1,335	109,003
TTM Technologies, Inc. (a)	608	35,021
Unusual Machines, Inc. (a)	262	3,956
Vishay Intertechnology, Inc.	671	10,266
Vishay Precision Group, Inc. (a)	142	4,551
Vontier Corp.	759	31,855
Vuzix Corp. (a) (b)	400	1,252
Zebra Technologies Corp. Class A (a)	286	84,988
		3,431,570
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	1,007	26,494
Aris Water Solutions, Inc. Class A	159	3,921
Atlas Energy Solutions, Inc. (b)	371	4,218
Baker Hughes Co.	5,571	271,419
Bristow Group, Inc. (a)	153	5,520
Cactus, Inc. Class A	400	15,788
Core Laboratories, Inc.	310	3,832
Expro Group Holdings NV (a)	656	7,793
Flowco Holdings, Inc. Class A	181	2,688
Forum Energy Technologies, Inc. (a)	271	7,238
Halliburton Co.	4,718	116,063
Helix Energy Solutions Group, Inc. (a)	857	5,622
Helmerich & Payne, Inc.	591	13,055
Innovex International, Inc. (a)	238	4,413
Kodiak Gas Services, Inc.	197	7,283
Liberty Energy, Inc.	976	12,044
Natural Gas Services Group, Inc.	117	3,275
Noble Corp. PLC	798	22,567
NOV, Inc.	2,137	28,315
Oceaneering International, Inc. (a)	610	15,116
Oil States International, Inc. (a)	563	3,412
Patterson-UTI Energy, Inc.	2,206	11,427
ProPetro Holding Corp. (a)	552	2,893
Ranger Energy Services, Inc. Class A	190	2,668
RPC, Inc.	549	2,613
Schlumberger NV	8,334	286,440
Seadrill Ltd. (a)	372	11,238
Select Water Solutions, Inc.	572	6,115
Solaris Energy Infrastructure, Inc.	184	7,355
TechnipFMC PLC	2,369	93,457
TETRA Technologies, Inc. (a)	815	4,686
Tidewater, Inc. (a) (b)	283	15,092
Transocean Ltd. (a)	4,741	14,792
Valaris Ltd. (a)	377	18,386
Weatherford International PLC	429	29,356
		1,086,594
ENTERTAINMENT — 1.0%
AMC Entertainment Holdings, Inc. Class A (a)	2,178	6,316
Security Description	Shares	Value
Atlanta Braves Holdings, Inc. Class A (a)	91	$4,138
Atlanta Braves Holdings, Inc. Class C (a)	166	6,904
Cinemark Holdings, Inc.	638	17,877
Electronic Arts, Inc.	1,274	256,966
Eventbrite, Inc. Class A (a)	850	2,142
Liberty Media Corp.-Liberty Formula One Class A (a)	140	13,331
Liberty Media Corp.-Liberty Formula One Class C (a)	1,278	133,487
Liberty Media Corp.-Liberty Live Class A (a)	68	6,412
Liberty Media Corp.-Liberty Live Class C (a)	351	34,036
Lionsgate Studios Corp. (a)	1,698	11,716
Live Nation Entertainment, Inc. (a)	894	146,080
Madison Square Garden Entertainment Corp. (a)	238	10,767
Madison Square Garden Sports Corp. (a)	99	22,473
Marcus Corp.	166	2,575
Netflix, Inc. (a)	2,394	2,870,215
Playtika Holding Corp.	373	1,451
Reading International, Inc. Class A (a)	1,858	2,731
Reservoir Media, Inc. (a) (b)	341	2,776
ROBLOX Corp. Class A (a)	3,590	497,287
Roku, Inc. (a)	753	75,398
Sphere Entertainment Co. (a) (b)	166	10,312
Starz Entertainment Corp. (a)	84	1,237
Take-Two Interactive Software, Inc. (a)	976	252,159
TKO Group Holdings, Inc.	395	79,774
Vivid Seats, Inc. Class A (a)	41	681
Walt Disney Co.	10,136	1,160,572
Warner Bros Discovery, Inc. (a)	13,127	256,370
Warner Music Group Corp. Class A	829	28,236
		5,914,419
FINANCIAL SERVICES — 2.3%
Affirm Holdings, Inc. (a)	1,475	107,793
Alerus Financial Corp.	171	3,786
Apollo Global Management, Inc.	2,605	347,168
AvidXchange Holdings, Inc. (a)	1,132	11,263
Berkshire Hathaway, Inc. Class B (a)	10,316	5,186,266
Block, Inc. (a)	3,118	225,338
Cannae Holdings, Inc.	355	6,500
Cantaloupe, Inc. (a)	379	4,006
Cass Information Systems, Inc.	88	3,461
Corebridge Financial, Inc.	1,532	49,101
Corpay, Inc. (a)	402	115,800
Enact Holdings, Inc.	162	6,211
Equitable Holdings, Inc.	1,713	86,986
Essent Group Ltd.	548	34,831
Euronet Worldwide, Inc. (a)	249	21,865

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
EVERTEC, Inc.	393	$13,276
Federal Agricultural Mortgage Corp. Class A	88	10,912
Federal Agricultural Mortgage Corp. Class C	1	168
Fidelity National Information Services, Inc.	2,964	195,446
Fiserv, Inc. (a)	3,081	397,233
Flywire Corp. (a)	673	9,112
Global Payments, Inc.	1,377	114,401
HA Sustainable Infrastructure Capital, Inc.	693	21,275
International Money Express, Inc. (a)	194	2,710
Jack Henry & Associates, Inc.	433	64,487
Jackson Financial, Inc. Class A	393	39,783
Marqeta, Inc. Class A (a)	2,507	13,237
Mastercard, Inc. Class A	4,638	2,638,141
Merchants Bancorp	166	5,279
MGIC Investment Corp.	1,280	36,314
Mr. Cooper Group, Inc.	382	80,522
NCR Atleos Corp. (a)	445	17,493
NewtekOne, Inc.	216	2,473
NMI Holdings, Inc. (a)	471	18,058
Paymentus Holdings, Inc. Class A (a)	112	3,427
Payoneer Global, Inc. (a)	1,498	9,063
PayPal Holdings, Inc. (a)	5,394	361,722
PennyMac Financial Services, Inc.	188	23,289
Radian Group, Inc.	744	26,948
Remitly Global, Inc. (a)	887	14,458
Repay Holdings Corp. (a) (b)	497	2,599
Rocket Cos., Inc. Class A (b)	1,558	30,194
Sezzle, Inc. (a) (b)	90	7,158
Shift4 Payments, Inc. Class A (a) (b)	379	29,335
Toast, Inc. Class A (a)	2,542	92,808
UWM Holdings Corp. (b)	697	4,245
Visa, Inc. Class A	9,565	3,265,300
Voya Financial, Inc.	554	41,439
Walker & Dunlop, Inc.	191	15,971
Waterstone Financial, Inc.	197	3,073
Western Union Co. (b)	1,581	12,632
WEX, Inc. (a)	186	29,301
		13,863,657
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	2,743	163,867
B&G Foods, Inc. (b)	525	2,326
Beyond Meat, Inc. (a) (b)	615	1,162
Bunge Global SA	745	60,531
Calavo Growers, Inc.	111	2,857
Cal-Maine Foods, Inc.	238	22,396
Campbell's Co. (b)	1,180	37,264
Conagra Brands, Inc.	2,453	44,915
Darling Ingredients, Inc. (a)	943	29,110
Flowers Foods, Inc.	1,163	15,177
Fresh Del Monte Produce, Inc.	232	8,055
Security Description	Shares	Value
Freshpet, Inc. (a)	286	$15,762
General Mills, Inc.	2,995	151,008
Hain Celestial Group, Inc. (a)	623	984
Hershey Co.	847	158,431
Hormel Foods Corp.	1,734	42,899
Ingredion, Inc.	339	41,395
J&J Snack Foods Corp.	92	8,840
J.M. Smucker Co.	629	68,309
John B Sanfilippo & Son, Inc.	60	3,857
Kellanova	1,307	107,200
Kraft Heinz Co.	4,891	127,362
Lamb Weston Holdings, Inc.	817	47,451
Limoneira Co.	113	1,678
Mama's Creations, Inc. (a) (b)	360	3,784
Marzetti Co.	114	19,698
McCormick & Co., Inc.	1,437	96,150
Mission Produce, Inc. (a)	279	3,354
Mondelez International, Inc. Class A	7,351	459,217
Pilgrim's Pride Corp.	250	10,180
Post Holdings, Inc. (a)	273	29,342
Seaboard Corp.	1	3,647
Seneca Foods Corp. Class B (a)	38	4,142
Simply Good Foods Co. (a)	546	13,552
SunOpta, Inc. (a)	586	3,434
Tootsie Roll Industries, Inc. (b)	183	7,671
TreeHouse Foods, Inc. (a)	284	5,740
Tyson Foods, Inc. Class A	1,449	78,681
Utz Brands, Inc.	463	5,626
Vital Farms, Inc. (a)	181	7,448
Westrock Coffee Co. (a) (b)	441	2,143
		1,916,645
GAS UTILITIES — 0.1%
Atmos Energy Corp.	906	154,699
Chesapeake Utilities Corp.	137	18,453
MDU Resources Group, Inc.	1,190	21,194
National Fuel Gas Co.	539	49,787
New Jersey Resources Corp.	579	27,879
Northwest Natural Holding Co.	246	11,053
ONE Gas, Inc.	325	26,305
Southwest Gas Holdings, Inc.	364	28,516
Spire, Inc.	340	27,717
UGI Corp.	1,261	41,941
		407,544
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	137	9,572
Avis Budget Group, Inc. (a) (b)	100	16,058
CSX Corp.	10,458	371,364
FTAI Infrastructure, Inc. (b)	655	2,856
Heartland Express, Inc.	305	2,556
Hertz Global Holdings, Inc. (a)	817	5,556
JB Hunt Transport Services, Inc.	440	59,035
Knight-Swift Transportation Holdings, Inc.	965	38,127
Landstar System, Inc.	179	21,938
Lyft, Inc. Class A (a)	2,133	46,947

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Marten Transport Ltd.	368	$3,923
Norfolk Southern Corp.	1,257	377,615
Old Dominion Freight Line, Inc.	1,061	149,368
RXO, Inc. (a)	824	12,673
Ryder System, Inc.	219	41,312
Saia, Inc. (a)	154	46,101
Schneider National, Inc. Class B	126	2,666
Uber Technologies, Inc. (a)	11,754	1,151,539
U-Haul Holding Co.	684	34,816
Union Pacific Corp.	3,319	784,512
Universal Logistics Holdings, Inc. (b)	63	1,477
Werner Enterprises, Inc.	364	9,580
XPO, Inc. (a)	672	86,869
		3,276,460
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abbott Laboratories	9,784	1,310,469
Align Technology, Inc. (a)	393	49,211
Alphatec Holdings, Inc. (a)	663	9,640
AngioDynamics, Inc. (a)	446	4,982
Artivion, Inc. (a)	235	9,950
AtriCure, Inc. (a)	296	10,434
Avanos Medical, Inc. (a)	271	3,133
Axogen, Inc. (a)	275	4,906
Baxter International, Inc.	3,036	69,130
Becton Dickinson & Co.	1,607	300,782
Beta Bionics, Inc. (a)	130	2,583
Bioventus, Inc. Class A (a)	266	1,780
Boston Scientific Corp. (a)	8,334	813,648
Butterfly Network, Inc. (a) (b)	1,008	1,945
Cerus Corp. (a)	1,786	2,840
ClearPoint Neuro, Inc. (a) (b)	146	3,181
CONMED Corp.	185	8,701
Cooper Cos., Inc. (a)	1,138	78,021
Delcath Systems, Inc. (a) (b)	136	1,462
Dentsply Sirona, Inc.	1,223	15,520
Dexcom, Inc. (a)	2,245	151,066
Edwards Lifesciences Corp. (a)	3,306	257,108
Embecta Corp.	359	5,066
Enovis Corp. (a)	336	10,194
Envista Holdings Corp. (a)	1,060	21,592
GE HealthCare Technologies, Inc.	2,550	191,505
Glaukos Corp. (a)	326	26,585
Globus Medical, Inc. Class A (a)	668	38,256
Haemonetics Corp. (a)	303	14,768
Hologic, Inc. (a)	1,276	86,117
ICU Medical, Inc. (a)	145	17,394
IDEXX Laboratories, Inc. (a)	451	288,139
Inspire Medical Systems, Inc. (a)	177	13,133
Insulet Corp. (a)	403	124,418
Integer Holdings Corp. (a)	199	20,563
Integra LifeSciences Holdings Corp. (a)	406	5,818
Intuitive Surgical, Inc. (a)	2,016	901,616
iRadimed Corp.	59	4,198
iRhythm Technologies, Inc. (a)	188	32,334
Lantheus Holdings, Inc. (a)	412	21,132
Security Description	Shares	Value
LeMaitre Vascular, Inc.	122	$10,676
LivaNova PLC (a)	324	16,971
Masimo Corp. (a)	263	38,806
Medtronic PLC	7,179	683,728
Merit Medical Systems, Inc. (a)	346	28,798
Microbot Medical, Inc. (a) (b)	904	2,757
Neogen Corp. (a)	1,188	6,784
Novocure Ltd. (a)	593	7,662
Omnicell, Inc. (a)	282	8,587
OraSure Technologies, Inc. (a)	777	2,494
Orthofix Medical, Inc. (a)	265	3,880
OrthoPediatrics Corp. (a)	123	2,279
Outset Medical, Inc. (a)	211	2,979
Penumbra, Inc. (a)	232	58,770
PROCEPT BioRobotics Corp. (a) (b)	307	10,957
Pulmonx Corp. (a) (b)	500	810
Pulse Biosciences, Inc. (a) (b)	176	3,115
QuidelOrtho Corp. (a)	363	10,690
ResMed, Inc.	822	225,006
RxSight, Inc. (a)	205	1,843
Semler Scientific, Inc. (a) (b)	33	990
Senseonics Holdings, Inc. (a) (b)	5,007	2,182
SI-BONE, Inc. (a)	259	3,813
Solventum Corp. (a)	825	60,225
STAAR Surgical Co. (a)	297	7,980
STERIS PLC	560	138,566
Stryker Corp.	1,929	713,093
Surmodics, Inc. (a)	77	2,302
Tactile Systems Technology, Inc. (a)	190	2,630
Tandem Diabetes Care, Inc. (a)	394	4,783
Teleflex, Inc.	235	28,755
TransMedics Group, Inc. (a) (b)	198	22,216
Treace Medical Concepts, Inc. (a)	387	2,597
UFP Technologies, Inc. (a)	43	8,583
Varex Imaging Corp. (a)	253	3,137
Zimmer Biomet Holdings, Inc.	1,126	110,911
Zimvie, Inc. (a)	228	4,318
		7,177,993
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Acadia Healthcare Co., Inc. (a)	553	13,692
AdaptHealth Corp. (a)	647	5,791
Addus HomeCare Corp. (a)	106	12,507
agilon health, Inc. (a)	1,693	1,744
Alignment Healthcare, Inc. (a)	625	10,906
AMN Healthcare Services, Inc. (a)	227	4,395
Astrana Health, Inc. (a)	245	6,946
Aveanna Healthcare Holdings, Inc. (a)	517	4,586
BrightSpring Health Services, Inc. (a)	320	9,459
Brookdale Senior Living, Inc. (a)	1,271	10,765
Cardinal Health, Inc.	1,332	209,071
Castle Biosciences, Inc. (a)	171	3,894
Cencora, Inc.	1,014	316,905
Centene Corp. (a)	2,650	94,552
Chemed Corp.	79	35,371

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Cigna Group	1,506	$434,104
Clover Health Investments Corp. (a) (b)	2,442	7,473
Community Health Systems, Inc. (a)	787	2,526
Concentra Group Holdings Parent, Inc.	645	13,500
CorVel Corp. (a)	162	12,542
Cross Country Healthcare, Inc. (a)	178	2,528
CVS Health Corp.	7,160	539,792
DaVita, Inc. (a)	194	25,777
DocGo, Inc. (a)	746	1,015
Elevance Health, Inc.	1,275	411,978
Encompass Health Corp.	565	71,766
Enhabit, Inc. (a)	413	3,308
Ensign Group, Inc.	335	57,878
Fulgent Genetics, Inc. (a)	185	4,181
GeneDx Holdings Corp. (a)	119	12,821
Guardant Health, Inc. (a)	737	46,048
HCA Healthcare, Inc.	926	394,661
HealthEquity, Inc. (a)	517	48,996
Henry Schein, Inc. (a)	597	39,623
Hims & Hers Health, Inc. (a)	1,180	66,930
Humana, Inc.	690	179,517
Kindly MD, Inc. (a)	2,471	2,644
Labcorp Holdings, Inc.	487	139,798
LifeStance Health Group, Inc. (a)	807	4,438
McKesson Corp.	701	541,551
Molina Healthcare, Inc. (a)	310	59,322
National HealthCare Corp.	74	8,992
National Research Corp.	159	2,032
NeoGenomics, Inc. (a)	770	5,944
Nutex Health, Inc. (a) (b)	15	1,550
Oncology Institute, Inc. (a)	1,003	3,500
OPKO Health, Inc. (a)	2,280	3,534
Option Care Health, Inc. (a)	1,015	28,176
Owens & Minor, Inc. (a) (b)	451	2,165
PACS Group, Inc. (a)	275	3,776
Pediatrix Medical Group, Inc. (a)	527	8,827
Pennant Group, Inc. (a)	185	4,666
Premier, Inc. Class A	464	12,899
Privia Health Group, Inc. (a)	604	15,040
Progyny, Inc. (a)	469	10,093
Quest Diagnostics, Inc.	638	121,590
RadNet, Inc. (a)	385	29,341
Select Medical Holdings Corp.	616	7,909
Surgery Partners, Inc. (a) (b)	454	9,825
Talkspace, Inc. (a)	971	2,680
Tenet Healthcare Corp. (a)	504	102,332
U.S. Physical Therapy, Inc.	89	7,561
UnitedHealth Group, Inc.	5,101	1,761,375
Universal Health Services, Inc. Class B	319	65,216
Viemed Healthcare, Inc. (a)	348	2,363
		6,086,687
Security Description	Shares	Value
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	849	$70,756
American Healthcare REIT, Inc.	892	37,473
CareTrust REIT, Inc.	1,093	37,905
Community Healthcare Trust, Inc. REIT	162	2,479
Diversified Healthcare Trust REIT	1,622	7,153
Global Medical REIT, Inc. (b)	80	2,697
Healthcare Realty Trust, Inc. REIT (b)	2,187	39,432
Healthpeak Properties, Inc. REIT	3,939	75,432
LTC Properties, Inc. REIT	269	9,915
Medical Properties Trust, Inc. REIT (b)	3,649	18,500
National Health Investors, Inc. REIT	262	20,829
Omega Healthcare Investors, Inc. REIT	1,649	69,621
Sabra Health Care REIT, Inc.	1,412	26,320
Sila Realty Trust, Inc. REIT	343	8,609
Universal Health Realty Income Trust REIT	91	3,564
Ventas, Inc. REIT	2,525	176,725
Welltower, Inc. REIT	3,673	654,308
		1,261,718
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	699	8,542
Claritev Corp. (a)	54	2,866
Definitive Healthcare Corp. (a)	718	2,915
Doximity, Inc. Class A (a)	779	56,984
Evolent Health, Inc. Class A (a)	654	5,533
GoodRx Holdings, Inc. Class A (a)	708	2,995
Health Catalyst, Inc. (a) (b)	408	1,163
HealthStream, Inc.	146	4,123
LifeMD, Inc. (a) (b)	320	2,173
Phreesia, Inc. (a)	341	8,020
Schrodinger, Inc. (a)	351	7,041
Simulations Plus, Inc. (a)	109	1,642
Teladoc Health, Inc. (a) (b)	1,085	8,387
Veeva Systems, Inc. Class A (a)	859	255,905
Waystar Holding Corp. (a)	509	19,301
		387,590
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc.	1,296	15,565
DiamondRock Hospitality Co. REIT	1,218	9,695
Host Hotels & Resorts, Inc. REIT	3,557	60,540
Park Hotels & Resorts, Inc. REIT (b)	1,193	13,219
Pebblebrook Hotel Trust REIT (b)	714	8,133
RLJ Lodging Trust REIT (b)	879	6,329
Ryman Hospitality Properties, Inc. REIT	334	29,923
Summit Hotel Properties, Inc. REIT	727	3,991
Sunstone Hotel Investors, Inc. REIT	1,147	10,747
Xenia Hotels & Resorts, Inc. REIT	599	8,218
		166,360

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.2%
Accel Entertainment, Inc. (a)	344	$3,808
Airbnb, Inc. Class A (a)	2,421	293,958
Aramark	1,447	55,565
Biglari Holdings, Inc. Class B (a) (b)	6	1,942
BJ's Restaurants, Inc. (a) (b)	136	4,152
Bloomin' Brands, Inc.	481	3,449
Booking Holdings, Inc.	182	982,667
Boyd Gaming Corp.	311	26,886
Brinker International, Inc. (a)	265	33,570
Caesars Entertainment, Inc. (a)	1,218	32,916
Carnival Corp. (a)	5,989	173,142
Cava Group, Inc. (a) (b)	478	28,876
Cheesecake Factory, Inc.	275	15,026
Chipotle Mexican Grill, Inc. (a)	7,551	295,924
Choice Hotels International, Inc.	136	14,540
Churchill Downs, Inc.	404	39,192
Cracker Barrel Old Country Store, Inc.	133	5,860
Darden Restaurants, Inc.	652	124,115
Dave & Buster's Entertainment, Inc. (a)	189	3,432
Denny's Corp. (a) (b)	479	2,505
Dine Brands Global, Inc. (b)	93	2,299
Domino's Pizza, Inc.	168	72,527
DoorDash, Inc. Class A (a)	2,018	548,876
DraftKings, Inc. Class A (a)	2,844	106,366
Dutch Bros, Inc. Class A (a)	677	35,434
Expedia Group, Inc.	670	143,212
First Watch Restaurant Group, Inc. (a)	254	3,972
Flutter Entertainment PLC (a)	999	253,746
Global Business Travel Group I (a) (b)	466	3,765
Golden Entertainment, Inc.	134	3,160
Hilton Grand Vacations, Inc. (a)	383	16,013
Hilton Worldwide Holdings, Inc.	1,336	346,612
Hyatt Hotels Corp. Class A (b)	240	34,063
Inspired Entertainment, Inc. (a)	292	2,739
Jack in the Box, Inc. (b)	123	2,432
Krispy Kreme, Inc. (b)	541	2,094
Kura Sushi USA, Inc. Class A (a)	35	2,079
Las Vegas Sands Corp.	1,768	95,101
Life Time Group Holdings, Inc. (a)	656	18,106
Light & Wonder, Inc. (a) (b)	500	41,970
Lindblad Expeditions Holdings, Inc. (a)	232	2,970
Lucky Strike Entertainment Corp. Class C	261	2,673
Marriott International, Inc. Class A	1,273	331,540
Marriott Vacations Worldwide Corp.	192	12,779
McDonald's Corp.	4,007	1,217,687
MGM Resorts International (a)	1,141	39,547
Monarch Casino & Resort, Inc.	74	7,832
Norwegian Cruise Line Holdings Ltd. (a)	2,521	62,092
Papa John's International, Inc.	194	9,341
Security Description	Shares	Value
Penn Entertainment, Inc. (a)	899	$17,315
Planet Fitness, Inc. Class A (a)	481	49,928
Portillo's, Inc. Class A (a) (b)	412	2,657
Pursuit Attractions & Hospitality, Inc. (a)	137	4,957
RCI Hospitality Holdings, Inc.	61	1,861
Red Rock Resorts, Inc. Class A	293	17,891
Royal Caribbean Cruises Ltd.	1,434	464,014
Rush Street Interactive, Inc. (a)	463	9,482
Sabre Corp. (a)	2,357	4,313
Serve Robotics, Inc. (a) (b)	374	4,350
Shake Shack, Inc. Class A (a)	237	22,186
Sharplink Gaming, Inc. (a)	980	16,670
Six Flags Entertainment Corp. (a) (b)	557	12,655
Starbucks Corp.	6,393	540,848
Sweetgreen, Inc. Class A (a) (b)	602	4,804
Target Hospitality Corp. (a)	152	1,289
Texas Roadhouse, Inc.	361	59,980
Travel & Leisure Co.	404	24,034
United Parks & Resorts, Inc. (a) (b)	177	9,151
Vail Resorts, Inc. (b)	222	33,204
Wendy's Co.	1,020	9,343
Wingstop, Inc. (b)	159	40,017
Wyndham Hotels & Resorts, Inc.	450	35,955
Wynn Resorts Ltd.	498	63,878
Xponential Fitness, Inc. Class A (a) (b)	192	1,496
Yum! Brands, Inc.	1,550	235,600
		7,250,430
HOUSEHOLD DURABLES — 0.3%
Beazer Homes USA, Inc. (a)	163	4,002
Cavco Industries, Inc. (a)	49	28,456
Century Communities, Inc.	89	5,640
Champion Homes, Inc. (a)	315	24,057
Cricut, Inc. Class A (b)	225	1,415
DR Horton, Inc.	1,586	268,779
Dream Finders Homes, Inc. Class A (a)	159	4,121
Ethan Allen Interiors, Inc.	139	4,095
Garmin Ltd.	883	217,412
Green Brick Partners, Inc. (a)	186	13,738
Helen of Troy Ltd. (a)	137	3,452
Hovnanian Enterprises, Inc. Class A (a)	27	3,469
Installed Building Products, Inc.	139	34,286
KB Home	394	25,074
La-Z-Boy, Inc.	257	8,820
Legacy Housing Corp. (a)	119	3,274
Leggett & Platt, Inc.	900	7,992
Lennar Corp. Class A	1,329	167,507
LGI Homes, Inc. (a)	126	6,516
Lovesac Co. (a) (b)	94	1,591
M/I Homes, Inc. (a)	161	23,255
Meritage Homes Corp.	432	31,290
Mohawk Industries, Inc. (a)	240	30,941

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Newell Brands, Inc.	2,506	$13,131
NVR, Inc. (a)	16	128,555
PulteGroup, Inc.	1,132	149,571
Smith Douglas Homes Corp. (a)	100	1,766
Somnigroup International, Inc.	1,168	98,497
Sonos, Inc. (a)	736	11,629
Taylor Morrison Home Corp. (a)	553	36,504
Toll Brothers, Inc.	537	74,181
TopBuild Corp. (a)	155	60,583
Tri Pointe Homes, Inc. (a)	555	18,853
Whirlpool Corp.	326	25,624
		1,538,076
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. Class A (a)	388	11,458
Church & Dwight Co., Inc.	1,460	127,940
Clorox Co.	651	80,268
Colgate-Palmolive Co.	4,452	355,893
Energizer Holdings, Inc.	393	9,782
Kimberly-Clark Corp.	1,839	228,661
Oil-Dri Corp. of America	88	5,371
Procter & Gamble Co.	13,200	2,028,180
Reynolds Consumer Products, Inc.	346	8,467
Spectrum Brands Holdings, Inc.	165	8,667
WD-40 Co.	81	16,006
		2,880,693
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	4,198	55,246
Clearway Energy, Inc. Class A	207	5,575
Clearway Energy, Inc. Class C	498	14,068
Hallador Energy Co. (a) (b)	233	4,560
Montauk Renewables, Inc. (a)	743	1,493
Ormat Technologies, Inc.	320	30,800
Talen Energy Corp. (a)	259	110,173
Vistra Corp.	1,803	353,244
		575,159
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	3,002	465,850
Honeywell International, Inc.	3,570	751,485
		1,217,335
INDUSTRIAL REITs — 0.1%
Americold Realty Trust, Inc. REIT	1,574	19,266
EastGroup Properties, Inc. REIT	290	49,086
First Industrial Realty Trust, Inc. REIT	768	39,529
Industrial Logistics Properties Trust REIT	783	4,565
Innovative Industrial Properties, Inc. REIT	166	8,894
Lineage, Inc. REIT (b)	363	14,026
LXP Industrial Trust REIT	1,692	15,160
Plymouth Industrial REIT, Inc.	308	6,878
Prologis, Inc. REIT	5,248	601,001
Security Description	Shares	Value
Rexford Industrial Realty, Inc. REIT (b)	1,295	$53,238
STAG Industrial, Inc. REIT	1,077	38,007
Terreno Realty Corp. REIT	571	32,404
		882,054
INSURANCE — 1.2%
Aflac, Inc.	2,728	304,718
Allstate Corp.	1,484	318,541
Ambac Financial Group, Inc. (a)	300	2,502
American Coastal Insurance Corp. Class C	229	2,608
American Financial Group, Inc.	400	58,288
American International Group, Inc.	3,062	240,489
AMERISAFE, Inc.	125	5,480
Aon PLC Class A	1,227	437,524
Arch Capital Group Ltd.	2,099	190,442
Arthur J Gallagher & Co.	1,463	453,150
Assurant, Inc.	284	61,514
Assured Guaranty Ltd.	236	19,977
Axis Capital Holdings Ltd.	399	38,224
Baldwin Insurance Group, Inc. (a)	401	11,312
Bowhead Specialty Holdings, Inc. (a)	87	2,352
Brighthouse Financial, Inc. (a)	288	15,287
Brown & Brown, Inc.	1,640	153,816
Chubb Ltd.	2,056	580,306
Cincinnati Financial Corp.	907	143,397
CNA Financial Corp. (b)	97	4,507
CNO Financial Group, Inc.	623	24,640
Crawford & Co. Class A	259	2,771
Donegal Group, Inc. Class B	197	3,274
Employers Holdings, Inc.	161	6,839
Erie Indemnity Co. Class A	148	47,088
Everest Group Ltd.	232	81,253
F&G Annuities & Life, Inc.	120	3,752
Fidelity National Financial, Inc.	1,397	84,505
First American Financial Corp.	603	38,737
Genworth Financial, Inc. (a)	2,544	22,642
Globe Life, Inc.	458	65,480
Goosehead Insurance, Inc. Class A	146	10,865
Greenlight Capital Re Ltd. Class A (a)	205	2,604
Hagerty, Inc. Class A (a)	269	3,239
Hanover Insurance Group, Inc.	215	39,050
Hartford Insurance Group, Inc.	1,591	212,224
HCI Group, Inc.	50	9,597
Heritage Insurance Holdings, Inc. (a)	82	2,065
Hippo Holdings, Inc. (a)	121	4,375
Horace Mann Educators Corp.	241	10,886
Investors Title Co.	11	2,946
Kemper Corp.	363	18,713
Kinsale Capital Group, Inc.	125	53,158
Lemonade, Inc. (a)	327	17,504
Lincoln National Corp.	995	40,128
Loews Corp.	934	93,764

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Markel Group, Inc. (a)	73	$139,529
Marsh & McLennan Cos., Inc.	2,768	557,835
MBIA, Inc. (a) (b)	456	3,397
Mercury General Corp.	161	13,650
MetLife, Inc.	3,093	254,770
Old Republic International Corp.	1,238	52,578
Oscar Health, Inc. Class A (a) (b)	1,154	21,845
Palomar Holdings, Inc. (a)	160	18,680
Primerica, Inc.	183	50,799
Principal Financial Group, Inc.	1,091	90,455
ProAssurance Corp. (a)	320	7,677
Progressive Corp.	3,301	815,182
Prudential Financial, Inc.	1,952	202,500
Reinsurance Group of America, Inc.	350	67,246
RenaissanceRe Holdings Ltd.	262	66,530
RLI Corp.	502	32,740
Root, Inc. Class A (a) (b)	46	4,117
Ryan Specialty Holdings, Inc.	626	35,281
Safety Insurance Group, Inc.	105	7,422
Selective Insurance Group, Inc.	367	29,753
Selectquote, Inc. (a)	647	1,268
SiriusPoint Ltd. (a)	605	10,944
Skyward Specialty Insurance Group, Inc. (a)	205	9,750
Stewart Information Services Corp.	167	12,244
Tiptree, Inc.	152	2,914
Travelers Cos., Inc.	1,272	355,168
Trupanion, Inc. (a)	199	8,613
TWFG, Inc. (a) (b)	93	2,552
United Fire Group, Inc.	141	4,289
Universal Insurance Holdings, Inc.	169	4,445
Unum Group	867	67,435
W.R. Berkley Corp.	1,789	137,073
White Mountains Insurance Group Ltd.	15	25,073
Willis Towers Watson PLC	559	193,107
		7,253,394
INTERACTIVE MEDIA & SERVICES — 3.9%
Alphabet, Inc. Class A	32,725	7,955,447
Alphabet, Inc. Class C	26,300	6,405,365
Angi, Inc. (a)	222	3,610
Bumble, Inc. Class A (a)	669	4,074
Cargurus, Inc. (a)	524	19,509
Cars.com, Inc. (a)	375	4,583
EverQuote, Inc. Class A (a)	170	3,888
fuboTV, Inc. (a)	2,191	9,093
Grindr, Inc. (a) (b)	202	3,034
IAC, Inc. (a)	423	14,412
Match Group, Inc.	1,358	47,965
MediaAlpha, Inc. Class A (a)	104	1,184
Meta Platforms, Inc. Class A	12,208	8,965,311
Nextdoor Holdings, Inc. (a)	1,271	2,656
Pinterest, Inc. Class A (a)	3,367	108,316
QuinStreet, Inc. (a)	360	5,569
Reddit, Inc. Class A (a)	695	159,843
Rumble, Inc. (a) (b)	529	3,830
Security Description	Shares	Value
Shutterstock, Inc.	152	$3,169
Snap, Inc. Class A (a)	6,240	48,110
TripAdvisor, Inc. (a)	664	10,797
TrueCar, Inc. (a)	754	1,387
Trump Media & Technology Group Corp. (a)	539	8,850
Vimeo, Inc. (a)	974	7,549
Yelp, Inc. (a)	394	12,293
Ziff Davis, Inc. (a)	264	10,058
ZipRecruiter, Inc. Class A (a)	515	2,173
ZoomInfo Technologies, Inc. (a)	1,535	16,747
		23,838,822
IT SERVICES — 0.7%
Accenture PLC Class A	3,506	864,580
Akamai Technologies, Inc. (a)	819	62,047
Applied Digital Corp. (a) (b)	1,354	31,061
ASGN, Inc. (a)	267	12,642
Backblaze, Inc. Class A (a)	475	4,408
BigBear.ai Holdings, Inc. (a)	2,384	15,544
Cloudflare, Inc. Class A (a)	1,784	382,829
Cognizant Technology Solutions Corp. Class A	2,735	183,436
Commerce.com, Inc. (a)	497	2,480
CoreWeave, Inc. Class A (a)	1,222	167,231
DigitalOcean Holdings, Inc. (a)	375	12,810
DXC Technology Co. (a)	1,085	14,788
EPAM Systems, Inc. (a)	330	49,761
Fastly, Inc. Class A (a) (b)	801	6,849
Gartner, Inc. (a)	421	110,668
GoDaddy, Inc. Class A (a)	777	106,317
Grid Dynamics Holdings, Inc. (a)	370	2,853
Hackett Group, Inc.	162	3,080
International Business Machines Corp.	5,249	1,481,058
Kyndryl Holdings, Inc. (a)	1,375	41,291
MongoDB, Inc. (a)	454	140,912
Okta, Inc. (a)	948	86,932
Rackspace Technology, Inc. (a) (b)	891	1,256
Snowflake, Inc. Class A (a)	1,897	427,868
TSS, Inc. (a)	158	2,861
Twilio, Inc. Class A (a)	880	88,079
Unisys Corp. (a)	458	1,786
VeriSign, Inc.	454	126,925
		4,432,352
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	166	13,029
Brunswick Corp.	393	24,853
Funko, Inc. Class A (a) (b)	289	994
Malibu Boats, Inc. Class A (a)	134	4,348
MasterCraft Boat Holdings, Inc. (a) (b)	146	3,133
Mattel, Inc. (a)	1,782	29,991
Peloton Interactive, Inc. Class A (a)	2,107	18,963
Polaris, Inc. (b)	312	18,137
Sturm Ruger & Co., Inc. (b)	102	4,434

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Topgolf Callaway Brands Corp. (a)	874	$8,303
YETI Holdings, Inc. (a)	497	16,491
		142,676
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	782	59,315
LIFE SCIENCES TOOLS & SERVICES — 0.5%
10X Genomics, Inc. Class A (a)	647	7,563
Adaptive Biotechnologies Corp. (a)	747	11,175
Agilent Technologies, Inc.	1,605	206,002
Avantor, Inc. (a)	3,812	47,574
Azenta, Inc. (a)	299	8,587
BioLife Solutions, Inc. (a)	226	5,765
Bio-Rad Laboratories, Inc. Class A (a)	100	28,039
Bio-Techne Corp.	936	52,070
Bruker Corp.	653	21,216
Charles River Laboratories International, Inc. (a)	291	45,530
Codexis, Inc. (a)	706	1,723
CryoPort, Inc. (a)	432	4,095
Cytek Biosciences, Inc. (a)	661	2,294
Danaher Corp.	3,577	709,176
Fortrea Holdings, Inc. (a)	541	4,555
Ginkgo Bioworks Holdings, Inc. (a)	257	3,747
Illumina, Inc. (a)	852	80,914
IQVIA Holdings, Inc. (a)	923	175,315
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	950	2,727
MaxCyte, Inc. (a)	901	1,424
Medpace Holdings, Inc. (a)	127	65,298
Mesa Laboratories, Inc.	46	3,082
Mettler-Toledo International, Inc. (a)	116	142,403
Niagen Bioscience, Inc. (a)	399	3,723
Pacific Biosciences of California, Inc. (a) (b)	1,744	2,232
Personalis, Inc. (a) (b)	421	2,745
Quanterix Corp. (a) (b)	271	1,472
Quantum-Si, Inc. (a)	632	891
Repligen Corp. (a)	310	41,438
Revvity, Inc.	652	57,148
Sotera Health Co. (a)	941	14,802
Standard BioTools, Inc. (a) (b)	2,078	2,701
Tempus AI, Inc. (a) (b)	518	41,808
Thermo Fisher Scientific, Inc.	2,123	1,029,697
Waters Corp. (a)	337	101,036
West Pharmaceutical Services, Inc.	404	105,981
		3,035,948
MACHINERY — 1.0%
3D Systems Corp. (a) (b)	997	2,891
AGCO Corp.	371	39,723
Alamo Group, Inc.	63	12,027
Albany International Corp. Class A	185	9,860
Allison Transmission Holdings, Inc.	433	36,753
Astec Industries, Inc.	162	7,797
Atmus Filtration Technologies, Inc.	498	22,455
Security Description	Shares	Value
Blue Bird Corp. (a)	186	$10,704
Caterpillar, Inc.	2,632	1,255,859
Chart Industries, Inc. (a)	249	49,837
CNH Industrial NV	5,219	56,626
Columbus McKinnon Corp.	182	2,610
Crane Co.	269	49,534
Cummins, Inc.	774	326,914
Deere & Co.	1,418	648,395
Donaldson Co., Inc.	624	51,074
Douglas Dynamics, Inc.	149	4,658
Dover Corp.	744	124,122
Energy Recovery, Inc. (a)	367	5,659
Enerpac Tool Group Corp.	325	13,325
Enpro, Inc.	123	27,798
Esab Corp.	341	38,103
ESCO Technologies, Inc.	154	32,511
Federal Signal Corp.	363	43,193
Flowserve Corp.	780	41,449
Fortive Corp.	1,833	89,799
Franklin Electric Co., Inc.	235	22,372
FreightCar America, Inc. (a)	35	342
Gates Industrial Corp. PLC (a)	1,334	33,110
Gencor Industries, Inc. (a)	140	2,048
Gorman-Rupp Co.	148	6,869
Graco, Inc.	871	74,000
Graham Corp. (a)	70	3,843
Greenbrier Cos., Inc.	185	8,541
Helios Technologies, Inc.	205	10,687
Hillenbrand, Inc.	438	11,844
Hillman Solutions Corp. (a)	1,218	11,181
Hyster-Yale, Inc.	68	2,506
IDEX Corp.	415	67,545
Illinois Tool Works, Inc.	1,415	368,975
Ingersoll Rand, Inc.	2,062	170,362
ITT, Inc.	423	75,615
JBT Marel Corp.	268	37,641
Kadant, Inc.	70	20,831
Kennametal, Inc.	445	9,314
Lincoln Electric Holdings, Inc.	321	75,701
Lindsay Corp.	69	9,699
Luxfer Holdings PLC	208	2,891
Manitowoc Co., Inc. (a)	299	2,993
Microvast Holdings, Inc. (a) (b)	631	2,429
Middleby Corp. (a)	264	35,094
Miller Industries, Inc.	70	2,829
Mueller Industries, Inc.	611	61,778
Mueller Water Products, Inc. Class A	925	23,606
Nordson Corp.	298	67,631
Oshkosh Corp.	353	45,784
Otis Worldwide Corp.	2,178	199,135
PACCAR, Inc.	2,950	290,044
Palladyne AI Corp. (a) (b)	114	979
Parker-Hannifin Corp.	717	543,594
Park-Ohio Holdings Corp.	94	1,997
Pentair PLC	929	102,896

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc. (a)	153	$7,655
RBC Bearings, Inc. (a)	185	72,204
REV Group, Inc.	304	17,228
Richtech Robotics, Inc. Class B (a) (b)	754	3,235
Snap-on, Inc.	288	99,801
SPX Technologies, Inc. (a)	275	51,364
Standex International Corp.	73	15,469
Stanley Black & Decker, Inc.	853	63,403
Symbotic, Inc. (a) (b)	231	12,451
Tennant Co.	116	9,403
Terex Corp.	394	20,212
Timken Co.	382	28,719
Titan International, Inc. (a)	446	3,372
Toro Co.	539	41,072
Trinity Industries, Inc.	500	14,020
Wabash National Corp.	292	2,882
Watts Water Technologies, Inc. Class A	164	45,802
Westinghouse Air Brake Technologies Corp.	953	191,048
Worthington Enterprises, Inc.	197	10,932
Xylem, Inc.	1,379	203,402
		6,324,056
MARINE — 0.0% *
Genco Shipping & Trading Ltd. (b)	265	4,717
Kirby Corp. (a)	324	27,038
Matson, Inc.	202	19,915
		51,670
MEDIA — 0.3%
Altice USA, Inc. Class A (a) (b)	1,529	3,685
AMC Networks, Inc. Class A (a) (b)	173	1,426
Boston Omaha Corp. Class A (a) (b)	206	2,694
Cable One, Inc.	28	4,957
Charter Communications, Inc. Class A (a)	523	143,880
Clear Channel Outdoor Holdings, Inc. (a)	2,144	3,387
Comcast Corp. Class A	20,558	645,932
DoubleVerify Holdings, Inc. (a)	838	10,039
EchoStar Corp. Class A (a)	728	55,590
Fox Corp. Class A	1,279	80,654
Fox Corp. Class B	676	38,728
Gannett Co., Inc. (a)	746	3,081
Gray Media, Inc. Class A	228	2,212
Ibotta, Inc. Class A (a) (b)	47	1,309
iHeartMedia, Inc. Class A (a)	1,266	3,633
Integral Ad Science Holding Corp. (a)	446	4,536
Interpublic Group of Cos., Inc.	2,044	57,048
John Wiley & Sons, Inc. Class A	228	9,227
Liberty Broadband Corp. Class A (a)	97	6,143
Liberty Broadband Corp. Class C (a)	641	40,729
Magnite, Inc. (a) (b)	740	16,117
National CineMedia, Inc.	582	2,625
Security Description	Shares	Value
New York Times Co. Class A	876	$50,282
News Corp. Class A	2,780	85,374
Nexstar Media Group, Inc.	165	32,627
Omnicom Group, Inc.	1,132	92,292
Paramount Skydance Corp. Class B	1,290	24,407
PubMatic, Inc. Class A (a)	252	2,087
Scholastic Corp.	178	4,874
Sinclair, Inc. (b)	257	3,881
Sirius XM Holdings, Inc.	1,319	30,700
Stagwell, Inc. (a)	588	3,310
TechTarget, Inc. (a)	161	935
TEGNA, Inc.	973	19,781
Thryv Holdings, Inc. (a)	263	3,172
Trade Desk, Inc. Class A (a)	2,560	125,466
WideOpenWest, Inc. (a) (b)	585	3,019
		1,619,839
METALS & MINING — 0.3%
Alcoa Corp.	1,532	50,387
Alpha Metallurgical Resources, Inc. (a)	65	10,666
American Battery Technology Co. (a)	460	2,236
Carpenter Technology Corp.	286	70,224
Century Aluminum Co. (a)	309	9,072
Cleveland-Cliffs, Inc. (a)	2,875	35,075
Coeur Mining, Inc. (a)	3,666	68,774
Commercial Metals Co.	641	36,716
Compass Minerals International, Inc. (a)	224	4,301
Freeport-McMoRan, Inc.	8,099	317,643
Hecla Mining Co.	3,688	44,625
Ivanhoe Electric, Inc. (a)	634	7,957
Kaiser Aluminum Corp.	91	7,022
Materion Corp.	126	15,222
McEwen, Inc. (a)	346	5,917
Metallus, Inc. (a)	251	4,149
MP Materials Corp. (a)	736	49,363
Newmont Corp.	6,195	522,300
Nucor Corp.	1,294	175,246
Ramaco Resources, Inc. Class B (b)	285	4,802
Reliance, Inc.	285	80,036
Royal Gold, Inc. (b)	391	78,427
Ryerson Holding Corp.	231	5,281
Steel Dynamics, Inc.	790	110,150
SunCoke Energy, Inc.	493	4,023
U.S. Antimony Corp. (a) (b)	634	3,931
USA Rare Earth, Inc. (a)	333	5,724
Warrior Met Coal, Inc.	315	20,047
Worthington Steel, Inc.	210	6,382
		1,755,698
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Adamas Trust, Inc. REIT	725	5,053
AGNC Investment Corp. REIT (b)	6,299	61,667

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	3,362	$67,946
Apollo Commercial Real Estate Finance, Inc. REIT	914	9,259
Arbor Realty Trust, Inc. REIT	1,143	13,956
ARES Commercial Real Estate Corp. REIT (b)	492	2,219
ARMOUR Residential REIT, Inc. (b)	458	6,843
Blackstone Mortgage Trust, Inc. Class A REIT	863	15,888
BrightSpire Capital, Inc. REIT	989	5,370
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	189	2,417
Chimera Investment Corp. REIT	486	6,425
Claros Mortgage Trust, Inc. REIT	618	2,052
Dynex Capital, Inc. REIT (b)	417	5,125
Ellington Financial, Inc. REIT (b)	559	7,256
Franklin BSP Realty Trust, Inc. REIT	596	6,473
Granite Point Mortgage Trust, Inc. REIT	862	2,586
Invesco Mortgage Capital, Inc. REIT	368	2,782
KKR Real Estate Finance Trust, Inc. REIT	413	3,717
Ladder Capital Corp. REIT	745	8,128
MFA Financial, Inc. REIT	626	5,753
Orchid Island Capital, Inc. REIT (b)	382	2,678
PennyMac Mortgage Investment Trust REIT (b)	426	5,223
Ready Capital Corp. REIT (b)	807	3,123
Redwood Trust, Inc. REIT (b)	898	5,199
Rithm Capital Corp. REIT	3,152	35,901
TPG RE Finance Trust, Inc. REIT	425	3,638
Two Harbors Investment Corp. REIT (b)	520	5,132
Starwood Property Trust, Inc. REIT	1,909	36,977
		338,786
MULTI-UTILITIES — 0.3%
Ameren Corp.	1,525	159,179
Avista Corp.	479	18,111
Black Hills Corp.	403	24,821
CenterPoint Energy, Inc.	3,724	144,491
CMS Energy Corp.	1,664	121,905
Consolidated Edison, Inc.	2,051	206,166
Dominion Energy, Inc.	4,823	295,023
DTE Energy Co.	1,156	163,493
NiSource, Inc.	2,657	115,048
Northwestern Energy Group, Inc.	355	20,807
Public Service Enterprise Group, Inc.	2,830	236,192
Sempra	3,663	329,597
Unitil Corp.	114	5,456
WEC Energy Group, Inc.	1,836	210,387
		2,050,676
OFFICE REITs — 0.0% *
Brandywine Realty Trust REIT	1,202	5,012
BXP, Inc. REIT	815	60,587
Security Description	Shares	Value
COPT Defense Properties REIT	640	$18,598
Cousins Properties, Inc. REIT	944	27,319
Douglas Emmett, Inc. REIT	979	15,243
Easterly Government Properties, Inc. REIT	252	5,778
Empire State Realty Trust, Inc. Class A REIT	812	6,220
Highwoods Properties, Inc. REIT	616	19,601
Hudson Pacific Properties, Inc. REIT (a)	1,276	3,522
JBG SMITH Properties REIT (b)	535	11,904
Kilroy Realty Corp. REIT (b)	618	26,111
NET Lease Office Properties REIT	115	3,411
Orion Properties, Inc. REIT (b)	767	2,071
Paramount Group, Inc. REIT (a)	1,373	8,979
Peakstone Realty Trust REIT (b)	112	1,470
Piedmont Realty Trust, Inc. REIT	777	6,993
Postal Realty Trust, Inc. Class A REIT	216	3,389
SL Green Realty Corp. REIT	383	22,907
Vornado Realty Trust REIT	982	39,801
		288,916
OIL, GAS & CONSUMABLE FUELS — 1.6%
American Resources Corp. (a)	1,181	3,189
Antero Midstream Corp.	1,997	38,822
Antero Resources Corp. (a)	1,735	58,227
APA Corp.	2,006	48,706
California Resources Corp.	414	22,017
Calumet, Inc. (a) (b)	419	7,647
Centrus Energy Corp. Class A (a) (b)	86	26,666
Cheniere Energy, Inc.	1,241	291,610
Chevron Corp.	10,822	1,680,548
Chord Energy Corp.	303	30,109
Civitas Resources, Inc.	411	13,357
Clean Energy Fuels Corp. (a)	1,194	3,081
CNX Resources Corp. (a)	896	28,780
Comstock Resources, Inc. (a)	558	11,065
ConocoPhillips	7,030	664,968
Coterra Energy, Inc.	4,293	101,529
Crescent Energy Co. Class A	899	8,019
CVR Energy, Inc. (a)	244	8,901
Delek U.S. Holdings, Inc.	413	13,328
Devon Energy Corp.	3,631	127,303
Diamondback Energy, Inc.	1,066	152,545
Dorian LPG Ltd.	221	6,586
DT Midstream, Inc.	584	66,027
EOG Resources, Inc.	3,059	342,975
EQT Corp.	3,432	186,804
Excelerate Energy, Inc. Class A	117	2,947
Expand Energy Corp.	1,272	135,137
Exxon Mobil Corp.	23,975	2,703,181
Gevo, Inc. (a)	687	1,347
Granite Ridge Resources, Inc. (b)	462	2,499
Green Plains, Inc. (a)	422	3,709
Gulfport Energy Corp. (a)	72	13,031

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HF Sinclair Corp.	961	$50,299
HighPeak Energy, Inc.	205	1,449
International Seaways, Inc.	239	11,013
Kinder Morgan, Inc.	10,970	310,561
Kinetik Holdings, Inc. (b)	233	9,958
Kosmos Energy Ltd. (a)	2,824	4,688
Lightbridge Corp. (a)	203	4,306
Magnolia Oil & Gas Corp. Class A	1,106	26,400
Marathon Petroleum Corp.	1,710	329,585
Matador Resources Co.	683	30,687
Murphy Oil Corp. (b)	834	23,694
New Fortress Energy, Inc. (a) (b)	660	1,459
NextDecade Corp. (a)	857	5,819
Northern Oil & Gas, Inc. (b)	573	14,210
Occidental Petroleum Corp.	4,047	191,221
ONEOK, Inc.	3,522	257,000
Ovintiv, Inc.	1,449	58,511
Par Pacific Holdings, Inc. (a)	325	11,511
PBF Energy, Inc. Class A	599	18,072
Peabody Energy Corp.	745	19,757
Permian Resources Corp.	3,724	47,667
Phillips 66 Co.	2,277	309,718
Range Resources Corp.	1,434	53,976
REX American Resources Corp. (a)	190	5,818
Sable Offshore Corp. (a)	505	8,817
SM Energy Co.	528	13,184
Talos Energy, Inc. (a)	756	7,250
Targa Resources Corp.	1,215	203,561
Texas Pacific Land Corp.	108	100,833
Uranium Energy Corp. (a)	2,440	32,550
VAALCO Energy, Inc.	659	2,649
Valero Energy Corp.	1,755	298,806
Venture Global, Inc. Class A	1,754	24,889
Viper Energy, Inc. Class A	1,086	41,507
Vital Energy, Inc. (a)	152	2,567
Vitesse Energy, Inc. (b)	166	3,856
Williams Cos., Inc.	6,891	436,545
World Kinect Corp.	330	8,563
Core Natural Resources, Inc.	300	25,044
		9,812,660
PAPER & FOREST PRODUCTS — 0.0% *
Clearwater Paper Corp. (a)	120	2,491
Louisiana-Pacific Corp.	369	32,782
Magnera Corp. (a)	218	2,555
Mercer International, Inc. (b)	482	1,388
Sylvamo Corp.	202	8,933
		48,149
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	629	22,864
Coty, Inc. Class A (a)	2,247	9,078
Edgewell Personal Care Co.	301	6,128
elf Beauty, Inc. (a) (b)	336	44,513
Estee Lauder Cos., Inc. Class A	1,315	115,878
Herbalife Ltd. (a)	633	5,343
Honest Co., Inc. (a) (b)	433	1,593
Security Description	Shares	Value
Interparfums, Inc.	111	$10,920
Kenvue, Inc.	10,475	170,009
Nu Skin Enterprises, Inc. Class A	395	4,815
Upexi, Inc. (a) (b)	493	2,845
USANA Health Sciences, Inc. (a)	79	2,177
		396,163
PHARMACEUTICALS — 1.5%
Aclaris Therapeutics, Inc. (a)	654	1,243
ALT5 Sigma Corp. (a)	818	2,200
Alumis, Inc. (a)	305	1,217
Amneal Pharmaceuticals, Inc. (a)	907	9,079
Amphastar Pharmaceuticals, Inc. (a)	230	6,129
Amylyx Pharmaceuticals, Inc. (a)	575	7,814
ANI Pharmaceuticals, Inc. (a)	106	9,710
Aquestive Therapeutics, Inc. (a) (b)	622	3,477
Arvinas, Inc. (a)	409	3,485
Atea Pharmaceuticals, Inc. (a) (b)	674	1,955
Avadel Pharmaceuticals PLC (a)	633	9,666
Axsome Therapeutics, Inc. (a)	244	29,634
Bristol-Myers Squibb Co.	11,556	521,176
Collegium Pharmaceutical, Inc. (a)	189	6,613
Corcept Therapeutics, Inc. (a)	553	45,960
CorMedix, Inc. (a) (b)	287	3,338
Crinetics Pharmaceuticals, Inc. (a)	542	22,574
Edgewise Therapeutics, Inc. (a)	349	5,661
Elanco Animal Health, Inc. (a)	2,932	59,050
Eli Lilly & Co.	4,478	3,416,714
Enliven Therapeutics, Inc. (a)	196	4,012
Esperion Therapeutics, Inc. (a)	1,245	3,299
Eton Pharmaceuticals, Inc. (a) (b)	133	2,890
Evolus, Inc. (a) (b)	365	2,241
EyePoint Pharmaceuticals, Inc. (a)	343	4,884
Harmony Biosciences Holdings, Inc. (a)	226	6,228
Harrow, Inc. (a) (b)	184	8,865
Indivior PLC (a)	376	9,065
Innoviva, Inc. (a)	325	5,931
Jazz Pharmaceuticals PLC (a)	348	45,866
Johnson & Johnson	13,574	2,516,891
LENZ Therapeutics, Inc. (a) (b)	107	4,984
Ligand Pharmaceuticals, Inc. (a)	110	19,485
Liquidia Corp. (a)	423	9,619
Merck & Co., Inc.	14,105	1,183,833
Mind Medicine MindMed, Inc. (a)	475	5,600
Nektar Therapeutics (a)	107	6,088
Nuvation Bio, Inc. (a)	1,158	4,285
Ocular Therapeutix, Inc. (a)	769	8,990
Omeros Corp. (a)	327	1,341
Organon & Co.	1,479	15,796
Pacira BioSciences, Inc. (a)	297	7,654
Perrigo Co. PLC	822	18,306
Pfizer, Inc.	32,097	817,831
Phathom Pharmaceuticals, Inc. (a)	320	3,766
Phibro Animal Health Corp. Class A	132	5,341
Pliant Therapeutics, Inc. (a)	416	616

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	294	$18,346
Royalty Pharma PLC Class A	2,067	72,924
Scilex Holding Co. (a)	120	2,362
Senestech, Inc. (a)	652	2,862
Supernus Pharmaceuticals, Inc. (a)	328	15,675
Tarsus Pharmaceuticals, Inc. (a)	212	12,599
Terns Pharmaceuticals, Inc. (a)	508	3,815
Theravance Biopharma, Inc. (a)	302	4,409
Trevi Therapeutics, Inc. (a)	361	3,303
Tvardi Therapeutics, Inc. (a) (b)	77	3,001
Ventyx Biosciences, Inc. (a) (b)	1,299	4,040
Viatris, Inc.	7,101	70,300
WaVe Life Sciences Ltd. (a)	690	5,051
Xeris Biopharma Holdings, Inc. (a)	997	8,116
Zevra Therapeutics, Inc. (a)	339	3,224
Zoetis, Inc.	2,521	368,873
		9,489,302
PROFESSIONAL SERVICES — 0.5%
Acuren Corp. (a)	968	12,884
Alight, Inc. Class A	2,733	8,910
Amentum Holdings, Inc. (a)	911	21,818
Automatic Data Processing, Inc.	2,273	667,125
Barrett Business Services, Inc.	161	7,135
BlackSky Technology, Inc. (a) (b)	164	3,305
Booz Allen Hamilton Holding Corp.	678	67,766
Broadridge Financial Solutions, Inc.	671	159,812
CACI International, Inc. Class A (a)	124	61,849
CBIZ, Inc. (a) (b)	301	15,941
Clarivate PLC (a) (b)	2,817	10,789
Concentrix Corp. (b)	279	12,876
Conduent, Inc. (a)	861	2,411
CRA International, Inc.	42	8,758
CSG Systems International, Inc.	169	10,880
Dayforce, Inc. (a)	890	61,312
Equifax, Inc.	709	181,880
ExlService Holdings, Inc. (a)	963	42,401
Exponent, Inc.	304	21,122
First Advantage Corp. (a) (b)	327	5,033
Franklin Covey Co. (a) (b)	85	1,650
FTI Consulting, Inc. (a)	180	29,097
Genpact Ltd.	908	38,036
Heidrick & Struggles International, Inc.	130	6,470
Huron Consulting Group, Inc. (a)	101	14,824
ICF International, Inc.	115	10,672
Innodata, Inc. (a)	151	11,638
Insperity, Inc.	213	10,480
Jacobs Solutions, Inc.	682	102,204
KBR, Inc.	681	32,204
Kelly Services, Inc. Class A	223	2,926
Kforce, Inc.	98	2,938
Korn Ferry	316	22,114
Legalzoom.com, Inc. (a)	652	6,768
Leidos Holdings, Inc.	724	136,807
ManpowerGroup, Inc.	285	10,801
Security Description	Shares	Value
Maximus, Inc.	352	$32,162
Parsons Corp. (a)	279	23,135
Paychex, Inc.	1,844	233,745
Paycom Software, Inc.	288	59,944
Paylocity Holding Corp. (a)	258	41,092
Planet Labs PBC (a)	1,333	17,302
Resolute Holdings Management, Inc. (a)	15	1,082
Robert Half, Inc.	572	19,437
Science Applications International Corp.	285	28,320
Spire Global, Inc. (a)	206	2,264
SS&C Technologies Holdings, Inc.	1,197	106,246
TaskUS, Inc. Class A (a) (b)	94	1,678
TransUnion	1,097	91,907
TriNet Group, Inc.	183	12,241
TrueBlue, Inc. (a)	444	2,722
UL Solutions, Inc. Class A (b)	353	25,014
Upwork, Inc. (a)	737	13,686
Verisk Analytics, Inc.	769	193,411
Verra Mobility Corp. (a)	976	24,107
Willdan Group, Inc. (a)	80	7,735
		2,760,866
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	726	7,688
CBRE Group, Inc. Class A (a)	1,661	261,707
Compass, Inc. Class A (a)	2,470	19,834
CoStar Group, Inc. (a)	2,424	204,513
Cushman & Wakefield PLC (a)	1,370	21,811
eXp World Holdings, Inc. (b)	506	5,394
Forestar Group, Inc. (a)	124	3,297
FRP Holdings, Inc. (a)	115	2,801
Howard Hughes Holdings, Inc. (a)	184	15,119
Jones Lang LaSalle, Inc. (a)	265	79,044
Kennedy-Wilson Holdings, Inc.	815	6,781
Marcus & Millichap, Inc.	184	5,401
Newmark Group, Inc. Class A	809	15,088
Opendoor Technologies, Inc. (a) (b)	3,757	29,943
RMR Group, Inc. Class A	137	2,155
St. Joe Co.	238	11,776
Tejon Ranch Co. (a)	121	1,934
Zillow Group, Inc. Class A (a)	148	11,017
Zillow Group, Inc. Class C (a)	1,142	87,991
		793,294
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	1,867	62,078
Apartment Investment & Management Co. Class A REIT (b)	661	5,242
AvalonBay Communities, Inc. REIT	812	156,854
BRT Apartments Corp. REIT (b)	152	2,380
Camden Property Trust REIT	626	66,844
Centerspace REIT	96	5,654
Elme Communities REIT	552	9,307

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	1,089	$66,102
Equity Residential REIT	1,979	128,101
Essex Property Trust, Inc. REIT	368	98,499
Independence Realty Trust, Inc. REIT	1,318	21,602
Invitation Homes, Inc. REIT	3,132	91,861
Mid-America Apartment Communities, Inc. REIT	646	90,266
NexPoint Residential Trust, Inc. REIT	132	4,253
Sun Communities, Inc. REIT	700	90,300
UDR, Inc. REIT	1,689	62,932
UMH Properties, Inc. REIT	392	5,821
Veris Residential, Inc. REIT	558	8,482
		976,578
RETAIL REITs — 0.2%
Acadia Realty Trust REIT (b)	633	12,755
Agree Realty Corp. REIT	663	47,100
Alexander's, Inc. REIT	15	3,517
Brixmor Property Group, Inc. REIT	1,854	51,319
CBL & Associates Properties, Inc. REIT	100	3,058
Curbline Properties Corp. REIT	558	12,443
Federal Realty Investment Trust REIT	430	43,563
Getty Realty Corp. REIT (b)	320	8,586
InvenTrust Properties Corp. REIT	320	9,158
Kimco Realty Corp. REIT	3,851	84,144
Kite Realty Group Trust REIT	1,097	24,463
Macerich Co. REIT	1,458	26,536
NETSTREIT Corp. (b)	434	7,838
NNN REIT, Inc.	1,089	46,359
Phillips Edison & Co., Inc. REIT	721	24,752
Realty Income Corp. REIT	5,181	314,953
Regency Centers Corp. REIT	911	66,412
Saul Centers, Inc. REIT	130	4,143
Simon Property Group, Inc. REIT	1,758	329,924
Tanger, Inc. REIT	645	21,827
Urban Edge Properties REIT	709	14,513
Whitestone REIT	289	3,549
		1,160,912
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
ACM Research, Inc. Class A (a)	289	11,309
Advanced Micro Devices, Inc. (a)	9,136	1,478,113
Aehr Test Systems (a)	148	4,456
Allegro MicroSystems, Inc. (a)	762	22,250
Alpha & Omega Semiconductor Ltd. (a)	147	4,110
Ambarella, Inc. (a)	233	19,227
Amkor Technology, Inc.	677	19,227
Analog Devices, Inc.	2,788	685,012
Applied Materials, Inc.	4,509	923,173
Astera Labs, Inc. (a)	720	140,976
Security Description	Shares	Value
Axcelis Technologies, Inc. (a)	192	$18,747
Broadcom, Inc.	26,474	8,734,037
CEVA, Inc. (a)	146	3,856
Cirrus Logic, Inc. (a)	283	35,457
Cohu, Inc. (a)	306	6,221
Credo Technology Group Holding Ltd. (a)	843	122,749
Diodes, Inc. (a)	281	14,952
Enphase Energy, Inc. (a)	804	28,454
Entegris, Inc.	853	78,868
First Solar, Inc. (a)	602	132,759
FormFactor, Inc. (a)	455	16,571
Ichor Holdings Ltd. (a)	208	3,644
Impinj, Inc. (a)	135	24,401
indie Semiconductor, Inc. Class A (a)	1,011	4,115
Intel Corp. (a)	24,661	827,377
KLA Corp.	742	800,321
Kulicke & Soffa Industries, Inc.	332	13,493
Lam Research Corp.	7,116	952,832
Lattice Semiconductor Corp. (a)	761	55,797
MACOM Technology Solutions Holdings, Inc. (a)	344	42,825
Marvell Technology, Inc.	4,863	408,832
MaxLinear, Inc. (a)	466	7,493
Microchip Technology, Inc.	3,077	197,605
Micron Technology, Inc.	6,298	1,053,781
MKS, Inc.	397	49,137
Monolithic Power Systems, Inc.	269	247,652
Navitas Semiconductor Corp. (a)	811	5,855
NVE Corp.	40	2,611
NVIDIA Corp.	137,306	25,618,554
NXP Semiconductors NV	1,419	323,149
ON Semiconductor Corp. (a)	2,307	113,758
Onto Innovation, Inc. (a)	293	37,862
PDF Solutions, Inc. (a)	198	5,112
Penguin Solutions, Inc. (a)	314	8,252
Photronics, Inc. (a)	362	8,308
Power Integrations, Inc.	343	13,792
Qorvo, Inc. (a)	463	42,170
QUALCOMM, Inc.	6,044	1,005,480
Rambus, Inc. (a)	637	66,375
Rigetti Computing, Inc. (a) (b)	1,837	54,724
Semtech Corp. (a)	535	38,226
Silicon Laboratories, Inc. (a)	194	25,439
SiTime Corp. (a)	111	33,445
Skyworks Solutions, Inc.	789	60,737
SolarEdge Technologies, Inc. (a)	434	16,058
Synaptics, Inc. (a)	235	16,060
Teradyne, Inc.	892	122,775
Texas Instruments, Inc.	5,107	938,309
Ultra Clean Holdings, Inc. (a)	263	7,167
Universal Display Corp.	260	37,344
Veeco Instruments, Inc. (a)	334	10,164
		45,801,555

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 6.5%
8x8, Inc. (a)	1,115	$2,364
A10 Networks, Inc.	456	8,276
ACI Worldwide, Inc. (a)	624	32,928
Adeia, Inc.	662	11,122
Adobe, Inc. (a)	2,385	841,309
Agilysys, Inc. (a)	133	13,998
Airship AI Holdings, Inc. (a)	562	2,906
Alarm.com Holdings, Inc. (a)	295	15,659
Alkami Technology, Inc. (a) (b)	398	9,886
American Bitcoin Corp. Class A (a) (b)	390	2,629
Amplitude, Inc. Class A (a)	490	5,253
Appfolio, Inc. Class A (a)	136	37,490
Appian Corp. Class A (a)	250	7,643
AppLovin Corp. Class A (a)	1,525	1,095,773
Asana, Inc. Class A (a)	528	7,054
Atlassian Corp. Class A (a)	946	151,076
Aurora Innovation, Inc. (a)	6,482	34,938
Autodesk, Inc. (a)	1,217	386,604
AvePoint, Inc. (a)	632	9,486
Bentley Systems, Inc. Class B	916	47,156
Bill Holdings, Inc. (a)	556	29,451
Bit Digital, Inc. (a) (b)	1,154	3,462
BitMine Immersion Technologies, Inc. (a)	1,004	52,138
Blackbaud, Inc. (a)	239	15,370
BlackLine, Inc. (a)	300	15,930
Blend Labs, Inc. Class A (a)	1,208	4,409
Box, Inc. Class A (a)	853	27,526
Braze, Inc. Class A (a)	361	10,267
BTCS, Inc. (a)	628	3,033
C3.ai, Inc. Class A (a) (b)	652	11,306
Cadence Design Systems, Inc. (a)	1,543	541,994
CCC Intelligent Solutions Holdings, Inc. (a) (b)	2,950	26,875
Cerence, Inc. (a) (b)	270	3,364
Cipher Mining, Inc. (a) (b)	1,687	21,239
Circle Internet Group, Inc. (a)	288	38,183
Cleanspark, Inc. (a)	1,409	20,431
Clear Secure, Inc. Class A	551	18,392
Clearwater Analytics Holdings, Inc. Class A (a)	1,351	24,345
Commvault Systems, Inc. (a)	259	48,894
Confluent, Inc. Class A (a)	1,741	34,472
Consensus Cloud Solutions, Inc. (a)	128	3,759
Core Scientific, Inc. (a)	1,636	29,350
Crowdstrike Holdings, Inc. Class A (a)	1,401	687,022
Daily Journal Corp. (a)	6	2,791
Datadog, Inc. Class A (a)	1,823	259,595
Digimarc Corp. (a) (b)	103	1,006
Digital Turbine, Inc. (a)	853	5,459
Docusign, Inc. (a)	1,150	82,904
Dolby Laboratories, Inc. Class A	358	25,908
Domo, Inc. Class B (a)	342	5,417
Security Description	Shares	Value
Dropbox, Inc. Class A (a)	998	$30,150
D-Wave Quantum, Inc. (a) (b)	1,968	48,629
Dynatrace, Inc. (a)	1,693	82,026
Elastic NV (a)	507	42,836
Fair Isaac Corp. (a)	136	203,528
Five9, Inc. (a)	450	10,890
Fortinet, Inc. (a)	3,639	305,967
Freshworks, Inc. Class A (a)	1,089	12,818
Gen Digital, Inc.	3,063	86,959
Gitlab, Inc. Class A (a) (b)	778	35,072
Guidewire Software, Inc. (a)	481	110,563
HubSpot, Inc. (a)	301	140,808
Hut 8 Corp. (a)	533	18,554
I3 Verticals, Inc. Class A (a) (b)	153	4,966
Informatica, Inc. Class A (a)	499	12,395
Intapp, Inc. (a)	294	12,025
InterDigital, Inc. (b)	149	51,439
Intuit, Inc.	1,574	1,074,900
Jamf Holding Corp. (a)	402	4,301
Klaviyo, Inc. Class A (a)	617	17,085
Life360, Inc. (a) (b)	341	36,248
LiveRamp Holdings, Inc. (a)	402	10,910
Manhattan Associates, Inc. (a)	332	68,053
MARA Holdings, Inc. (a) (b)	2,160	39,442
Meridianlink, Inc. (a)	185	3,687
Microsoft Corp.	41,832	21,666,884
Mitek Systems, Inc. (a)	345	3,371
N-able, Inc. (a)	477	3,721
nCino, Inc. (a)	546	14,802
NCR Voyix Corp. (a)	908	11,395
NextNav, Inc. (a)	403	5,763
Nutanix, Inc. Class A (a)	1,413	105,113
ON24, Inc. (a) (b)	472	2,700
OneSpan, Inc.	214	3,400
Onestream, Inc. (a) (b)	531	9,786
Ooma, Inc. (a)	220	2,638
Oracle Corp.	9,333	2,624,813
PagerDuty, Inc. (a)	587	9,697
Palantir Technologies, Inc. Class A (a)	12,813	2,337,347
Palo Alto Networks, Inc. (a)	3,776	768,869
Pegasystems, Inc.	534	30,705
Porch Group, Inc. (a)	568	9,531
Procore Technologies, Inc. (a)	627	45,721
Progress Software Corp. (a)	255	11,202
PROS Holdings, Inc. (a)	276	6,323
PTC, Inc. (a)	672	136,429
Q2 Holdings, Inc. (a)	356	25,771
Qualys, Inc. (a)	218	28,848
Rapid7, Inc. (a)	377	7,069
Red Violet, Inc.	85	4,441
ReposiTrak, Inc. (b)	130	1,927
RingCentral, Inc. Class A (a)	489	13,858
Riot Platforms, Inc. (a)	1,701	32,370
Roper Technologies, Inc.	614	306,196
Rubrik, Inc. Class A (a)	710	58,398

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SailPoint, Inc. (a) (b)	410	$9,053
Salesforce, Inc.	5,392	1,277,904
Samsara, Inc. Class A (a)	1,604	59,749
SEMrush Holdings, Inc. Class A (a)	213	1,508
SentinelOne, Inc. Class A (a)	1,702	29,972
ServiceNow, Inc. (a)	1,175	1,081,329
ServiceTitan, Inc. Class A (a)	120	12,100
SoundHound AI, Inc. Class A (a) (b)	2,195	35,296
Sprinklr, Inc. Class A (a)	752	5,805
Sprout Social, Inc. Class A (a)	306	3,954
SPS Commerce, Inc. (a)	219	22,807
Strategy, Inc. Class A (a)	1,492	480,737
Synopsys, Inc. (a)	1,046	516,086
Tenable Holdings, Inc. (a)	711	20,733
Teradata Corp. (a)	566	12,175
Terawulf, Inc. (a) (b)	1,731	19,768
TON Strategy Co. (a)	423	2,978
Tyler Technologies, Inc. (a)	247	129,221
UiPath, Inc. Class A (a)	2,439	32,634
Unity Software, Inc. (a)	1,728	69,189
Varonis Systems, Inc. (a)	665	38,218
Verint Systems, Inc. (a)	361	7,310
Veritone, Inc. (a)	118	569
Vertex, Inc. Class A (a)	309	7,660
Weave Communications, Inc. (a)	259	1,730
Workday, Inc. Class A (a)	1,225	294,894
Workiva, Inc. (a)	309	26,599
Xperi, Inc. (a)	355	2,300
Yext, Inc. (a)	684	5,828
Zeta Global Holdings Corp. Class A (a)	1,197	23,784
Zoom Communications, Inc. (a)	1,494	123,255
Zscaler, Inc. (a)	548	164,214
		40,050,540
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	2,640	507,725
Crown Castle, Inc. REIT	2,536	244,699
CubeSmart REIT	1,328	53,996
Digital Realty Trust, Inc. REIT	1,820	314,642
EPR Properties REIT	439	25,466
Equinix, Inc. REIT	553	433,132
Extra Space Storage, Inc. REIT	1,219	171,806
Farmland Partners, Inc. REIT (b)	289	3,144
Four Corners Property Trust, Inc. REIT	546	13,322
Gaming & Leisure Properties, Inc. REIT	1,514	70,568
Gladstone Land Corp. REIT (b)	251	2,299
Iron Mountain, Inc. REIT	1,652	168,405
Lamar Advertising Co. Class A REIT	479	58,639
Millrose Properties, Inc. REIT	725	24,367
National Storage Affiliates Trust REIT	411	12,420
Outfront Media, Inc. REIT	772	14,143
PotlatchDeltic Corp. REIT	439	17,889
Public Storage REIT	889	256,788
Security Description	Shares	Value
Rayonier, Inc. REIT	864	$22,931
Safehold, Inc. REIT (b)	281	4,353
SBA Communications Corp. REIT	621	120,070
Smartstop Self Storage REIT, Inc.	220	8,281
VICI Properties, Inc. REIT	5,900	192,399
Weyerhaeuser Co. REIT	4,171	103,399
		2,844,883
SPECIALTY RETAIL — 1.2%
Abercrombie & Fitch Co. Class A (a)	256	21,901
Academy Sports & Outdoors, Inc.	425	21,258
Advance Auto Parts, Inc. (b)	356	21,858
American Eagle Outfitters, Inc.	1,052	18,000
America's Car-Mart, Inc. (a) (b)	72	2,103
Arhaus, Inc. (a)	335	3,561
Arko Corp. (b)	510	2,331
Asbury Automotive Group, Inc. (a)	118	28,845
AutoNation, Inc. (a)	128	28,003
AutoZone, Inc. (a)	94	403,283
Bath & Body Works, Inc.	1,268	32,664
Bed Bath & Beyond, Inc. (a)	487	4,768
Best Buy Co., Inc.	1,084	81,972
Boot Barn Holdings, Inc. (a)	180	29,830
Buckle, Inc.	178	10,441
Build-A-Bear Workshop, Inc.	82	5,347
Burlington Stores, Inc. (a)	356	90,602
Caleres, Inc.	205	2,673
Camping World Holdings, Inc. Class A	362	5,716
CarMax, Inc. (a)	898	40,293
Carvana Co. (a)	754	284,439
Chewy, Inc. Class A (a)	1,248	50,482
Dick's Sporting Goods, Inc.	376	83,555
EVgo, Inc. (a)	786	3,718
Five Below, Inc. (a)	328	50,742
Floor & Decor Holdings, Inc. Class A (a)	637	46,947
GameStop Corp. Class A (a)	2,281	62,226
Gap, Inc.	1,309	27,999
Genesco, Inc. (a)	102	2,957
Group 1 Automotive, Inc.	78	34,126
Guess?, Inc.	181	3,024
Haverty Furniture Cos., Inc. Class A	163	3,544
Home Depot, Inc.	5,572	2,257,719
Leslie's, Inc. (a)	58	319
Lithia Motors, Inc.	144	45,504
Lowe's Cos., Inc.	3,131	786,852
MarineMax, Inc. (a)	149	3,774
Monro, Inc. (b)	186	3,342
Murphy USA, Inc.	96	37,273
National Vision Holdings, Inc. (a)	506	14,770
ODP Corp. (a)	203	5,653
OneWater Marine, Inc. Class A (a) (b)	156	2,471
O'Reilly Automotive, Inc. (a)	4,786	515,979
Penske Automotive Group, Inc.	115	20,000

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Petco Health & Wellness Co., Inc. (a) (b)	739	$2,860
RealReal, Inc. (a)	510	5,421
Revolve Group, Inc. (a)	227	4,835
RH (a)	88	17,878
Ross Stores, Inc.	1,840	280,398
Sally Beauty Holdings, Inc. (a)	605	9,849
Shoe Carnival, Inc. (b)	109	2,266
Signet Jewelers Ltd.	263	25,227
Sleep Number Corp. (a) (b)	123	863
Sonic Automotive, Inc. Class A	90	6,848
Stitch Fix, Inc. Class A (a)	792	3,445
ThredUp, Inc. Class A (a)	640	6,048
TJX Cos., Inc.	6,244	902,508
Tractor Supply Co.	3,018	171,634
Ulta Beauty, Inc. (a)	255	139,421
Upbound Group, Inc.	286	6,758
Urban Outfitters, Inc. (a)	337	24,072
Valvoline, Inc. (a)	766	27,507
Victoria's Secret & Co. (a)	467	12,674
Warby Parker, Inc. Class A (a)	534	14,728
Wayfair, Inc. Class A (a)	576	51,454
Williams-Sonoma, Inc.	698	136,424
Winmark Corp.	18	8,960
Zumiez, Inc. (a)	140	2,745
		7,067,687
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	83,509	21,263,897
CompoSecure, Inc. Class A (a)	196	4,081
Corsair Gaming, Inc. (a)	455	4,059
Dell Technologies, Inc. Class C	1,710	242,427
Diebold Nixdorf, Inc. (a)	230	13,117
Eastman Kodak Co. (a) (b)	570	3,654
Hewlett Packard Enterprise Co.	7,495	184,077
HP, Inc.	5,213	141,950
Immersion Corp.	128	939
IonQ, Inc. (a) (b)	1,687	103,750
NetApp, Inc.	1,107	131,135
Pure Storage, Inc. Class A (a)	1,765	147,925
Quantum Computing, Inc. (a)	760	13,992
Quantum Corp. (a)	33	327
Sandisk Corp. (a)	790	88,638
Seagate Technology Holdings PLC	1,207	284,924
Super Micro Computer, Inc. (a)	2,831	135,718
Turtle Beach Corp. (a) (b)	82	1,304
Western Digital Corp.	1,961	235,438
Xerox Holdings Corp. (b)	753	2,831
		23,004,183
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	709	14,123
Carter's, Inc.	212	5,983
Columbia Sportswear Co.	125	6,538
Crocs, Inc. (a)	331	27,655
Deckers Outdoor Corp. (a)	815	82,617
Security Description	Shares	Value
Figs, Inc. Class A (a)	984	$6,583
G-III Apparel Group Ltd. (a)	230	6,120
Hanesbrands, Inc. (a)	2,112	13,918
Kontoor Brands, Inc.	297	23,692
Levi Strauss & Co. Class A	613	14,283
Lululemon Athletica, Inc. (a)	608	108,181
NIKE, Inc. Class B	6,681	465,866
Oxford Industries, Inc.	86	3,486
PVH Corp.	263	22,032
Ralph Lauren Corp.	215	67,415
Steven Madden Ltd.	428	14,329
Tapestry, Inc.	1,177	133,260
Under Armour, Inc. Class A (a) (b)	1,052	5,249
Under Armour, Inc. Class C (a) (b)	842	4,067
VF Corp. (b)	1,981	28,586
Wolverine World Wide, Inc.	479	13,144
		1,067,127
TOBACCO — 0.3%
Altria Group, Inc.	9,479	626,183
Philip Morris International, Inc.	8,802	1,427,684
Turning Point Brands, Inc.	109	10,776
Universal Corp.	141	7,878
		2,072,521
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	544	34,626
Applied Industrial Technologies, Inc.	217	56,648
BlueLinx Holdings, Inc. (a)	53	3,873
Boise Cascade Co.	230	17,784
Core & Main, Inc. Class A (a)	1,055	56,791
Custom Truck One Source, Inc. (a)	593	3,807
Distribution Solutions Group, Inc. (a) (b)	79	2,376
DNOW, Inc. (a)	635	9,684
DXP Enterprises, Inc. (a)	78	9,287
Fastenal Co.	6,479	317,730
Ferguson Enterprises, Inc.	1,112	249,733
FTAI Aviation Ltd.	580	96,779
GATX Corp.	213	37,232
Herc Holdings, Inc.	191	22,282
Hudson Technologies, Inc. (a)	521	5,174
McGrath RentCorp	145	17,009
MRC Global, Inc. (a)	510	7,354
MSC Industrial Direct Co., Inc. Class A	263	24,233
NPK International, Inc. (a)	591	6,684
QXO, Inc. (a) (b)	2,820	53,749
Rush Enterprises, Inc. Class A	407	21,762
SiteOne Landscape Supply, Inc. (a)	269	34,647
Titan Machinery, Inc. (a)	214	3,582
Transcat, Inc. (a)	56	4,099
United Rentals, Inc.	364	347,496
Watsco, Inc.	201	81,264
WESCO International, Inc.	251	53,087
Willis Lease Finance Corp.	18	2,468
WW Grainger, Inc.	244	232,522

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Xometry, Inc. Class A (a)	265	$14,435
		1,828,197
WATER UTILITIES — 0.0% *
American States Water Co.	223	16,350
American Water Works Co., Inc.	1,122	156,171
Artesian Resources Corp. Class A	87	2,836
Cadiz, Inc. (a) (b)	636	3,002
California Water Service Group	301	13,813
Consolidated Water Co. Ltd. (b)	115	4,057
Essential Utilities, Inc.	1,440	57,456
H2O America	187	9,107
Middlesex Water Co.	116	6,278
Pure Cycle Corp. (a) (b)	226	2,502
York Water Co. (b)	96	2,920
		274,492
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Array Digital Infrastructure, Inc.	87	4,351
Gogo, Inc. (a)	380	3,264
Spok Holdings, Inc.	65	1,121
Telephone & Data Systems, Inc.	584	22,916
T-Mobile U.S., Inc.	2,735	654,705
		686,357
TOTAL COMMON STOCKS (Cost $320,635,026)		365,002,077
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 39.7%
State Street Aggregate Bond Index Portfolio (e) (Cost $238,328,035)	2,687,403	242,833,774
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (Cost $25)	36	25
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	3,313,672	$3,313,672
State Street Navigator Securities Lending Portfolio II (d) (h)	2,834,840	2,834,840
TOTAL SHORT-TERM INVESTMENTS (Cost $6,148,512)		6,148,512
TOTAL INVESTMENTS — 100.4% (Cost $565,111,598)		613,984,388
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,265,780)
NET ASSETS — 100.0%		$611,718,608
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	1	12/19/2025	$120,808	$122,775	$1,967
E-mini S&P 500 Index (long)	8	12/19/2025	2,663,045	2,695,500	32,455
					$34,422
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$365,001,968	$109	$—	$365,002,077
Mutual Funds and Exchange Traded Products	242,833,774	—	—	242,833,774
Rights	—	25	—	25
Short-Term Investments	6,148,512	—	—	6,148,512
TOTAL INVESTMENTS	$613,984,254	$134	$—	$613,984,388
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$34,422	$—	$—	$34,422
TOTAL OTHER FINANCIAL INSTRUMENTS:	$34,422	$—	$—	$34,422

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Aggregate Bond Index Portfolio	2,576,781	$225,287,932	$38,605,849	$28,535,499	$(294,428)	$7,769,920	2,687,403	$242,833,774	$5,906,287
State Street Corp.	1,705	167,346	8,153	17,045	2,411	28,347	1,631	189,212	3,831
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,715,446	1,715,446	54,022,791	52,424,565	—	—	3,313,672	3,313,672	85,279
State Street Navigator Securities Lending Portfolio II	1,383,606	1,383,606	25,382,210	23,930,976	—	—	2,834,840	2,834,840	18,062
Total		$228,554,330	$118,019,003	$104,908,085	$(292,017)	$7,798,267		$249,171,498	$6,013,459
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.4%
BRAZIL — 4.2%
Ambev SA	290,085	$658,547
B3 SA - Brasil Bolsa Balcao	323,276	813,418
Banco Bradesco SA	97,323	278,324
Banco Bradesco SA Preference Shares	328,643	1,091,661
Banco BTG Pactual SA	72,648	658,334
Banco BTG Pactual SA Preference Shares	8	16
Banco do Brasil SA	106,996	443,812
BB Seguridade Participacoes SA	43,937	274,403
Caixa Seguridade Participacoes SA	39,200	111,221
Centrais Eletricas Brasileiras SA	74,657	736,259
Centrais Eletricas Brasileiras SA Preference Shares	14,900	155,196
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	29,600	734,616
Cia Energetica de Minas Gerais Preference Shares	107,558	225,192
Cia Paranaense de Energia - Copel Class B, Preference Shares	66,300	160,348
CPFL Energia SA	14,300	105,796
Embraer SA	43,600	657,330
Energisa SA	17,940	171,330
Eneva SA (a)	47,700	148,235
Engie Brasil Energia SA	12,187	93,138
Equatorial Energia SA	73,530	510,170
Gerdau SA Preference Shares	82,258	256,557
Itau Unibanco Holding SA Preference Shares	328,027	2,406,515
Itausa SA Preference Shares	357,914	770,864
Klabin SA	52,307	177,187
Localiza Rent a Car SA	56,337	417,327
MBRF Global Foods Co. SA	28,374	103,468
Motiva Infraestrutura de Mobilidade SA	62,369	174,264
NU Holdings Ltd. Class A (a)	208,800	3,342,888
Petroleo Brasileiro SA - Petrobras	228,814	1,451,369
Petroleo Brasileiro SA - Petrobras Preference Shares	284,798	1,682,407
Porto Seguro SA	11,500	107,668
PRIO SA (a)	53,500	383,051
Raia Drogasil SA	78,500	271,516
Rede D'Or Sao Luiz SA (b)	49,200	388,755
Rumo SA	79,000	236,901
Suzano SA	42,524	398,447
Telefonica Brasil SA	51,280	328,062
TIM SA	51,500	227,253
TOTVS SA	33,993	293,171
Ultrapar Participacoes SA	44,664	184,257
Vale SA	223,428	2,415,710
Vibra Energia SA	63,200	291,817
WEG SA	103,060	708,089
Security Description	Shares	Value
XP, Inc. Class A	22,000	$413,380
		25,458,269
CHILE — 0.4%
Banco de Chile	2,781,230	422,270
Banco de Credito e Inversiones SA	5,477	242,082
Banco Santander Chile	4,018,531	266,133
Cencosud SA	80,298	228,398
Empresas CMPC SA	67,347	99,282
Empresas Copec SA	24,901	182,314
Enel Americas SA	1,283,758	129,505
Enel Chile SA	1,665,961	128,905
Falabella SA	39,071	231,611
Latam Airlines Group SA	15,812,065	359,311
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	8,778	378,719
		2,668,530
CHINA — 27.6%
360 Security Technology, Inc. Class A	8,000	12,695
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	10,661
3SBio, Inc. (b) (c)	110,400	425,685
AAC Technologies Holdings, Inc.	47,500	279,247
Accelink Technologies Co. Ltd. Class A	1,600	14,951
Advanced Micro-Fabrication Equipment, Inc. China Class A	513	21,520
AECC Aviation Power Co. Ltd. Class A	1,700	10,061
Agricultural Bank of China Ltd. Class A	43,600	40,802
Agricultural Bank of China Ltd. Class H	1,711,500	1,154,873
Aier Eye Hospital Group Co. Ltd. Class A	7,836	13,567
Air China Ltd. Class A (a)	8,700	9,655
Airtac International Group	8,650	213,710
Akeso, Inc. (a) (b)	39,000	707,779
Alibaba Group Holding Ltd.	1,058,056	24,070,216
Alibaba Health Information Technology Ltd. (a) (c)	344,500	294,891
Aluminum Corp. of China Ltd. Class A	8,500	9,827
Aluminum Corp. of China Ltd. Class H	226,000	234,412
Angel Yeast Co. Ltd. Class A	600	3,329
Anhui Conch Cement Co. Ltd. Class A	2,500	8,145
Anhui Conch Cement Co. Ltd. Class H (c)	77,000	232,572
Anhui Gujing Distillery Co. Ltd. Class A	300	6,759

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Anhui Gujing Distillery Co. Ltd. Class B	7,900	$109,660
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	900	6,806
Anker Innovations Technology Co. Ltd. Class A	100	1,708
ANTA Sports Products Ltd.	77,600	932,548
Autohome, Inc. ADR	4,000	114,200
Avary Holding Shenzhen Co. Ltd. Class A	1,300	10,227
AviChina Industry & Technology Co. Ltd. Class H	160,000	89,661
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	700	794
Baidu, Inc. Class A (a)	136,950	2,344,576
Bank of Beijing Co. Ltd. Class A	6,640	5,133
Bank of Changsha Co. Ltd. Class A	4,200	5,203
Bank of Chengdu Co. Ltd. Class A	400	968
Bank of China Ltd. Class A	14,400	10,466
Bank of China Ltd. Class H	4,374,000	2,394,895
Bank of Communications Co. Ltd. Class A	18,512	17,454
Bank of Communications Co. Ltd. Class H	541,000	454,055
Bank of Hangzhou Co. Ltd. Class A	3,000	6,427
Bank of Jiangsu Co. Ltd. Class A	13,336	18,767
Bank of Nanjing Co. Ltd. Class A	7,540	11,563
Bank of Ningbo Co. Ltd. Class A	6,000	22,249
Bank of Shanghai Co. Ltd. Class A	10,408	13,084
Baoshan Iron & Steel Co. Ltd. Class A	19,600	19,442
Beijing Enterprises Holdings Ltd.	30,500	130,383
Beijing Enterprises Water Group Ltd. (c)	258,000	79,253
Beijing Kingsoft Office Software, Inc. Class A	413	18,340
Beijing New Building Materials PLC Class A	2,800	9,295
Beijing Roborock Technology Co. Ltd. Class A	19	559
Beijing Tong Ren Tang Co. Ltd. Class A	1,300	6,205
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	385	3,055
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	22,900	16,482
BeOne Medicines Ltd. Class H (a)	51,900	1,368,809
Bethel Automotive Safety Systems Co. Ltd. Class A	1,260	9,527
Bilibili, Inc. Class Z (a)	14,200	409,917
BOC Aviation Ltd. (b)	13,600	121,660
BOE Technology Group Co. Ltd. Class A	33,000	19,261
Bosideng International Holdings Ltd.	286,000	170,562
BYD Co. Ltd. Class A	3,000	45,968
Security Description	Shares	Value
BYD Co. Ltd. Class H	226,700	$3,210,933
BYD Electronic International Co. Ltd. (c)	48,000	255,041
C&D International Investment Group Ltd. (c)	41,641	95,748
Caitong Securities Co. Ltd. Class A	4,000	4,725
Cambricon Technologies Corp. Ltd. Class A (a)	186	34,578
Capital Securities Co. Ltd. Class A	3,700	11,467
CGN Power Co. Ltd. Class A	4,100	2,082
CGN Power Co. Ltd. Class H (b)	662,700	246,157
Changchun High-Tech Industry Group Co. Ltd. Class A	800	14,592
Changjiang Securities Co. Ltd. Class A	4,400	5,124
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	300	5,677
Chaozhou Three-Circle Group Co. Ltd. Class A	900	5,850
China CITIC Bank Corp. Ltd. Class H	506,000	435,086
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b)	841,666	112,505
China Coal Energy Co. Ltd. Class H (c)	110,000	131,343
China Communications Services Corp. Ltd. Class H	154,000	91,049
China Construction Bank Corp. Class A	10,700	12,926
China Construction Bank Corp. Class H	5,922,500	5,693,833
China CSSC Holdings Ltd. Class A	3,800	18,447
China Eastern Airlines Corp. Ltd. Class A (a)	17,600	10,248
China Energy Engineering Corp. Ltd. Class A	34,800	11,767
China Everbright Bank Co. Ltd. Class A	42,600	20,082
China Everbright Bank Co. Ltd. Class H	209,000	87,034
China Feihe Ltd. (b)	232,000	119,274
China Galaxy Securities Co. Ltd. Class A	1,900	4,737
China Galaxy Securities Co. Ltd. Class H	219,000	333,268
China Gas Holdings Ltd.	171,791	168,249
China Greatwall Technology Group Co. Ltd. Class A (a)	3,600	8,556
China Hongqiao Group Ltd. (c)	171,500	582,365
China International Capital Corp. Ltd. Class A	1,600	8,281
China International Capital Corp. Ltd. Class H (b)	102,000	280,551
China Jushi Co. Ltd. Class A	5,629	13,695

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
China Life Insurance Co. Ltd. Class A	1,800	$10,011
China Life Insurance Co. Ltd. Class H	457,000	1,298,095
China Literature Ltd. (a) (b) (c)	24,200	122,798
China Longyuan Power Group Corp. Ltd. Class H (c)	148,000	158,074
China Mengniu Dairy Co. Ltd.	195,000	375,945
China Merchants Bank Co. Ltd. Class A	11,400	64,634
China Merchants Bank Co. Ltd. Class H	240,000	1,442,394
China Merchants Energy Shipping Co. Ltd. Class A	5,200	6,479
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	2,400	3,280
China Merchants Port Holdings Co. Ltd.	77,455	145,046
China Merchants Securities Co. Ltd. Class A	2,350	5,641
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	10,112	14,429
China Minsheng Banking Corp. Ltd. Class A	11,800	6,589
China Minsheng Banking Corp. Ltd. Class H	416,200	219,858
China National Building Material Co. Ltd. Class H	195,639	138,801
China National Chemical Engineering Co. Ltd. Class A	8,900	9,290
China National Nuclear Power Co. Ltd. Class A	17,000	20,775
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,100	7,454
China Oilfield Services Ltd. Class H	120,000	103,028
China Overseas Land & Investment Ltd.	234,500	432,808
China Pacific Insurance Group Co. Ltd. Class A	2,900	14,290
China Pacific Insurance Group Co. Ltd. Class H	162,800	648,237
China Petroleum & Chemical Corp. Class A	30,100	22,340
China Petroleum & Chemical Corp. Class H	1,408,000	732,919
China Power International Development Ltd. (c)	217,000	90,087
China Railway Group Ltd. Class A	14,300	11,055
China Railway Group Ltd. Class H	252,000	127,289
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,423
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	700	5,082
China Resources Beer Holdings Co. Ltd.	100,333	353,856
Security Description	Shares	Value
China Resources Gas Group Ltd.	57,700	$147,135
China Resources Land Ltd.	197,000	769,223
China Resources Microelectronics Ltd. Class A	1,371	10,685
China Resources Mixc Lifestyle Services Ltd. (b)	43,600	231,662
China Resources Pharmaceutical Group Ltd. (b) (c)	127,500	78,823
China Resources Power Holdings Co. Ltd. (c)	128,000	293,496
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	351	1,383
China Ruyi Holdings Ltd. (a) (c)	428,000	163,380
China Shenhua Energy Co. Ltd. Class A	3,000	16,205
China Shenhua Energy Co. Ltd. Class H (c)	207,500	992,108
China Southern Airlines Co. Ltd. Class A (a)	12,800	10,865
China State Construction Engineering Corp. Ltd. Class A	17,600	13,458
China State Construction International Holdings Ltd.	78,000	99,350
China Taiping Insurance Holdings Co. Ltd.	90,200	176,449
China Three Gorges Renewables Group Co. Ltd. Class A	17,900	10,674
China Tourism Group Duty Free Corp. Ltd. Class A	500	5,021
China Tower Corp. Ltd. Class H (b)	271,100	400,009
China United Network Communications Ltd. Class A	12,100	9,337
China Vanke Co. Ltd. Class A (a)	3,700	3,577
China Vanke Co. Ltd. Class H (a) (c)	144,400	103,376
China Yangtze Power Co. Ltd. Class A	13,305	50,869
China Zheshang Bank Co. Ltd. Class A	8,510	3,558
Chongqing Changan Automobile Co. Ltd. Class A	9,794	16,806
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	6,750
Chongqing Rural Commercial Bank Co. Ltd. Class H	139,000	107,371
Chongqing Zhifei Biological Products Co. Ltd. Class A	2,450	7,136
Chow Tai Fook Jewellery Group Ltd. (c)	124,400	248,787
CITIC Ltd.	251,000	368,415
CITIC Securities Co. Ltd. Class A	5,830	24,457
CITIC Securities Co. Ltd. Class H	96,725	382,902
CMOC Group Ltd. Class A	5,100	11,234
CMOC Group Ltd. Class H	231,000	465,836
CNGR Advanced Material Co. Ltd. Class A	1,120	7,841
CNPC Capital Co. Ltd. Class A	200	295

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Contemporary Amperex Technology Co. Ltd. Class A	2,480	$139,877
Contemporary Amperex Technology Co. Ltd. Class H (c)	4,300	315,851
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	10,713
COSCO SHIPPING Holdings Co. Ltd. Class A	9,400	18,912
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	157,974	245,883
CRRC Corp. Ltd. Class A	22,412	23,489
CRRC Corp. Ltd. Class H	279,000	215,156
CSC Financial Co. Ltd. Class A	3,300	12,418
CSPC Pharmaceutical Group Ltd.	500,240	602,443
Daqin Railway Co. Ltd. Class A	5,800	4,793
Dong-E-E-Jiao Co. Ltd. Class A	500	3,325
Dongxing Securities Co. Ltd. Class A	2,700	4,391
East Money Information Co. Ltd. Class A	7,579	28,838
Eastroc Beverage Group Co. Ltd. Class A	280	11,935
Ecovacs Robotics Co. Ltd. Class A	1,000	15,083
Empyrean Technology Co. Ltd. Class A	800	14,176
ENN Energy Holdings Ltd.	48,400	400,306
ENN Natural Gas Co. Ltd. Class A	4,000	10,091
Eoptolink Technology, Inc. Ltd. Class A	420	21,554
Eve Energy Co. Ltd. Class A	1,281	16,355
Everbright Securities Co. Ltd. Class A	2,199	5,806
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	10,732
Far East Horizon Ltd.	127,000	112,139
Flat Glass Group Co. Ltd. Class A	3,400	8,229
Focus Media Information Technology Co. Ltd. Class A	9,200	10,404
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,894	10,353
Fosun International Ltd.	145,500	103,042
Founder Securities Co. Ltd. Class A	8,600	9,822
Foxconn Industrial Internet Co. Ltd. Class A	5,800	53,716
Fuyao Glass Industry Group Co. Ltd. Class A	1,200	12,360
Fuyao Glass Industry Group Co. Ltd. Class H (b)	37,256	374,935
Ganfeng Lithium Group Co. Ltd. Class A	1,720	14,692
GCL Technology Holdings Ltd. (a) (c)	1,423,000	239,593
GD Power Development Co. Ltd. Class A	7,900	5,520
GDS Holdings Ltd. Class A (a)	63,500	327,114
Geely Automobile Holdings Ltd.	375,000	942,272
GEM Co. Ltd. Class A	3,900	4,607
Security Description	Shares	Value
Genscript Biotech Corp. (a) (c)	72,000	$154,727
GF Securities Co. Ltd. Class A	1,400	4,376
Giant Biogene Holding Co. Ltd. (b) (c)	18,600	135,070
GigaDevice Semiconductor, Inc. Class A	892	26,695
GoerTek, Inc. Class A	600	3,157
Goldwind Science & Technology Co. Ltd. Class A	7,100	14,912
Goneo Group Co. Ltd. Class A	70	439
Gotion High-tech Co. Ltd. Class A	1,600	10,479
Great Wall Motor Co. Ltd. Class A	2,700	9,319
Great Wall Motor Co. Ltd. Class H	141,500	305,537
Gree Electric Appliances, Inc. of Zhuhai Class A	900	5,016
GRG Banking Equipment Co. Ltd. Class A	2,300	4,479
Guangdong Haid Group Co. Ltd. Class A	800	7,158
Guangdong Investment Ltd.	186,000	169,017
Guanghui Energy Co. Ltd. Class A	13,500	9,546
Guangzhou Automobile Group Co. Ltd. Class A	7,200	7,698
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	8,245
Guangzhou Haige Communications Group, Inc. Co. Class A	1,500	2,755
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,520	8,140
Guolian Minsheng Securities Co. Ltd. Class A	1,300	2,037
Guosen Securities Co. Ltd. Class A	600	1,139
Guotai Haitong Securities Co. Ltd. Class A	5,768	15,271
Guotai Haitong Securities Co. Ltd. Class H (b)	120,432	248,591
Guoyuan Securities Co. Ltd. Class A	2,820	3,612
H World Group Ltd. ADR (c)	12,200	477,142
Haidilao International Holding Ltd. (b) (c)	102,000	175,934
Haier Smart Home Co. Ltd. Class A	5,700	20,257
Haier Smart Home Co. Ltd. Class H	150,000	488,535
Hainan Airlines Holding Co. Ltd. Class A (a)	44,900	10,205
Haitian International Holdings Ltd.	42,000	115,737
Hangzhou First Applied Material Co. Ltd. Class A	5,229	11,518
Hangzhou Silan Microelectronics Co. Ltd. Class A	200	882
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	4,883

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	74,000	$342,969
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	5,896
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,997	6,932
Hengan International Group Co. Ltd.	39,000	127,320
Hengli Petrochemical Co. Ltd. Class A	4,700	11,303
Hengtong Optic-electric Co. Ltd. Class A	4,300	13,858
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	10,432
Horizon Robotics (a) (c)	249,500	307,209
Hoshine Silicon Industry Co. Ltd. Class A	900	6,244
Hua Hong Semiconductor Ltd. Class H (a) (b) (c)	39,800	409,233
Huadian Power International Corp. Ltd. Class A	13,400	9,570
Huadong Medicine Co. Ltd. Class A	1,760	10,260
Huafon Chemical Co. Ltd. Class A	4,400	5,630
Huaibei Mining Holdings Co. Ltd. Class A	3,000	5,190
Hualan Biological Engineering, Inc. Class A	4,810	10,744
Huaneng Power International, Inc. Class A	2,900	2,873
Huaneng Power International, Inc. Class H	262,000	182,515
Huaqin Technology Co. Ltd. Class A	300	4,435
Huatai Securities Co. Ltd. Class A	6,118	18,687
Huatai Securities Co. Ltd. Class H (b)	79,700	210,815
Huaxia Bank Co. Ltd. Class A	8,400	7,755
Huayu Automotive Systems Co. Ltd. Class A	3,100	8,916
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	4,244
Hunan Valin Steel Co. Ltd. Class A	9,900	9,015
Hundsun Technologies, Inc. Class A	471	2,281
Hygon Information Technology Co. Ltd. Class A	1,123	39,800
IEIT Systems Co. Ltd. Class A	548	5,722
Iflytek Co. Ltd. Class A	1,550	12,189
Imeik Technology Development Co. Ltd. Class A	240	6,113
Industrial & Commercial Bank of China Ltd. Class A	32,242	33,023
Industrial & Commercial Bank of China Ltd. Class H	4,007,000	2,956,169
Industrial Bank Co. Ltd. Class A	10,599	29,518
Security Description	Shares	Value
Industrial Securities Co. Ltd. Class A	8,600	$7,891
Ingenic Semiconductor Co. Ltd. Class A	700	8,742
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	21,600	7,213
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	317
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,100	8,145
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,900	22,582
Inner Mongolia Yitai Coal Co. Ltd. Class B	57,300	109,787
Innovent Biologics, Inc. (a) (b)	90,000	1,115,110
Isoftstone Information Technology Group Co. Ltd. Class A	200	1,548
JA Solar Technology Co. Ltd. Class A (a)	7,280	13,421
JCET Group Co. Ltd. Class A	2,200	13,609
JD Health International, Inc. (a) (b)	69,500	594,025
JD Logistics, Inc. (a) (b)	124,000	208,781
JD.com, Inc. Class A	150,122	2,672,343
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	6,700	8,940
Jiangsu Expressway Co. Ltd. Class H	80,000	92,746
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,564	21,015
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,044	30,558
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,300	7,168
Jiangsu Yanghe Distillery Co. Ltd. Class A	900	8,579
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	800	4,379
Jiangsu Zhongtian Technology Co. Ltd. Class A	3,100	8,229
Jiangxi Copper Co. Ltd. Class A	1,800	8,963
Jiangxi Copper Co. Ltd. Class H	63,000	246,967
Jinko Solar Co. Ltd. Class A (a)	15,328	11,957
Kanzhun Ltd. ADR (a)	22,700	530,272
KE Holdings, Inc. Class A	126,300	854,673
Kingdee International Software Group Co. Ltd. (a)	185,000	416,585
Kingsoft Corp. Ltd.	57,200	254,520
Kuaishou Technology (b) (c)	165,100	1,795,211
Kuang-Chi Technologies Co. Ltd. Class A	2,400	16,904
Kunlun Energy Co. Ltd.	236,000	211,115
Kweichow Moutai Co. Ltd. Class A	699	141,615
Laopu Gold Co. Ltd. Class H (c)	1,700	155,570
LB Group Co. Ltd. Class A	3,500	9,556
Lenovo Group Ltd.	420,000	623,490
Lens Technology Co. Ltd. Class A	1,300	6,107
Li Auto, Inc. Class A (a) (c)	76,800	1,000,915

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Li Ning Co. Ltd.	146,000	$331,016
Lingyi iTech Guangdong Co. Class A	10,200	23,341
Longfor Group Holdings Ltd. (b) (c)	132,254	201,940
LONGi Green Energy Technology Co. Ltd. Class A (a)	2,024	5,112
Loongson Technology Corp. Ltd. Class A (a)	649	14,369
Luxshare Precision Industry Co. Ltd. Class A	3,171	28,781
Luzhou Laojiao Co. Ltd. Class A	1,100	20,360
Mango Excellent Media Co. Ltd. Class A	340	1,706
Meitu, Inc. (b)	208,467	248,379
Meituan Class B (a) (b)	306,430	4,115,718
Metallurgical Corp. of China Ltd. Class A	17,500	9,453
Midea Group Co. Ltd. Class A	1,600	16,311
Midea Group Co. Ltd. Class H	18,700	197,686
MINISO Group Holding Ltd.	2,800	16,029
MINISO Group Holding Ltd. ADR	6,396	143,910
MMG Ltd. (a)	260,000	225,567
Montage Technology Co. Ltd. Class A	639	13,878
Muyuan Foods Co. Ltd. Class A	4,276	31,797
Nanjing Securities Co. Ltd. Class A	8,400	10,065
NARI Technology Co. Ltd. Class A	3,141	10,118
National Silicon Industry Group Co. Ltd. Class A (a)	668	2,418
NAURA Technology Group Co. Ltd. Class A	270	17,136
NetEase Cloud Music, Inc. (a) (b)	5,250	175,306
NetEase, Inc.	107,225	3,263,441
NetEase, Inc. ADR	1	152
New China Life Insurance Co. Ltd. Class A	600	5,149
New China Life Insurance Co. Ltd. Class H	58,400	346,479
New Hope Liuhe Co. Ltd. Class A	100	137
New Oriental Education & Technology Group, Inc. (a)	75,000	407,370
Ninestar Corp. Class A (a)	1,100	3,622
Ningbo Deye Technology Co. Ltd. Class A	364	4,137
Ningbo Orient Wires & Cables Co. Ltd. Class A	500	4,956
Ningbo Sanxing Medical Electric Co. Ltd. Class A	2,800	9,641
Ningbo Tuopu Group Co. Ltd. Class A	2,070	23,522
Ningxia Baofeng Energy Group Co. Ltd. Class A	6,100	15,234
NIO, Inc. Class A (a) (c)	98,840	729,193
Nongfu Spring Co. Ltd. Class H (b)	124,800	864,573
OmniVision Integrated Circuits Group, Inc. Class A	875	18,558
Security Description	Shares	Value
Oppein Home Group, Inc. Class A	380	$2,842
Orient Securities Co. Ltd. Class A	7,992	12,828
PDD Holdings, Inc. ADR (a)	43,700	5,775,829
People's Insurance Co. Group of China Ltd. Class A	9,800	10,711
People's Insurance Co. Group of China Ltd. Class H	534,000	467,398
PetroChina Co. Ltd. Class A	19,500	22,052
PetroChina Co. Ltd. Class H	1,296,000	1,179,333
Pharmaron Beijing Co. Ltd. Class A	1,275	6,395
PICC Property & Casualty Co. Ltd. Class H	423,000	954,691
Ping An Bank Co. Ltd. Class A	8,300	13,206
Ping An Insurance Group Co. of China Ltd. Class A	5,700	44,073
Ping An Insurance Group Co. of China Ltd. Class H	412,500	2,812,596
Piotech, Inc. Class A	52	1,898
Poly Developments & Holdings Group Co. Ltd. Class A	7,600	8,381
Pop Mart International Group Ltd. (b)	33,000	1,131,613
Postal Savings Bank of China Co. Ltd. Class A	27,500	22,185
Postal Savings Bank of China Co. Ltd. Class H (b)	555,000	389,479
Power Construction Corp. of China Ltd. Class A	8,500	6,655
Qfin Holdings, Inc. ADR	6,100	175,558
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,000	8,776
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,000	7,485
Rockchip Electronics Co. Ltd. Class A	200	6,329
Rongsheng Petrochemical Co. Ltd. Class A	5,155	6,979
SAIC Motor Corp. Ltd. Class A	5,300	12,731
Sailun Group Co. Ltd. Class A	3,000	6,053
Sanan Optoelectronics Co. Ltd. Class A	5,100	11,148
Sany Heavy Industry Co. Ltd. Class A	6,655	21,700
Satellite Chemical Co. Ltd. Class A	3,586	9,730
SDIC Capital Co. Ltd. Class A	600	664
SDIC Power Holdings Co. Ltd. Class A	4,900	8,979
Seres Group Co. Ltd. Class A	1,100	26,479
SF Holding Co. Ltd. Class A	4,000	22,634
SG Micro Corp. Class A	1,140	13,322
Shaanxi Coal Industry Co. Ltd. Class A	7,300	20,484
Shandong Gold Mining Co. Ltd. Class A	3,028	16,709
Shandong Gold Mining Co. Ltd. Class H (b) (c)	47,250	224,335

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	150	$560
Shandong Nanshan Aluminum Co. Ltd. Class A	10,389	5,772
Shandong Sun Paper Industry JSC Ltd. Class A	3,900	7,819
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	149,200	111,415
Shanghai Baosight Software Co. Ltd. Class A	3,000	9,774
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	362	7,810
Shanghai Electric Group Co. Ltd. Class A (a)	7,000	9,271
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,020	8,457
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,700	6,800
Shanghai Pudong Development Bank Co. Ltd. Class A	13,800	23,041
Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,554	6,742
Shanghai RAAS Blood Products Co. Ltd. Class A	2,800	2,628
Shanghai Rural Commercial Bank Co. Ltd. Class A	11,000	12,625
Shanghai United Imaging Healthcare Co. Ltd. Class A	210	4,470
Shanjin International Gold Co. Ltd. Class A	3,460	11,083
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	9,190
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	580	15,788
Shenergy Co. Ltd. Class A	100	110
Shengyi Technology Co. Ltd. Class A	1,000	7,579
Shennan Circuits Co. Ltd. Class A	208	6,322
Shenwan Hongyuan Group Co. Ltd. Class A	5,500	4,113
Shenzhen Inovance Technology Co. Ltd. Class A	1,650	19,404
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	20,683
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	11,499
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	800	6,774
Shenzhen Transsion Holdings Co. Ltd. Class A	1,331	17,591
Shenzhou International Group Holdings Ltd.	51,300	406,489
Sichuan Chuantou Energy Co. Ltd. Class A	5,300	10,619
Security Description	Shares	Value
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,300	$11,853
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (c)	2,900	191,584
Sichuan Road & Bridge Group Co. Ltd. Class A	1,000	1,135
Silergy Corp.	21,000	177,768
Sinolink Securities Co. Ltd. Class A	8,500	12,200
Sinopharm Group Co. Ltd. Class H	83,600	197,062
Sinotruk Hong Kong Ltd.	41,500	122,467
Smoore International Holdings Ltd. (b) (c)	114,000	258,318
SooChow Securities Co. Ltd. Class A	4,200	5,775
Southwest Securities Co. Ltd. Class A	3,100	2,066
Spring Airlines Co. Ltd. Class A	300	2,251
Sungrow Power Supply Co. Ltd. Class A	700	15,908
Sunny Optical Technology Group Co. Ltd.	43,600	506,866
Sunwoda Electronic Co. Ltd. Class A	1,700	8,059
SUPCON Technology Co. Ltd. Class A	8	62
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	300	3,010
Suzhou TFC Optical Communication Co. Ltd. Class A	784	18,458
TAL Education Group ADR (a)	25,400	284,480
TBEA Co. Ltd. Class A	5,173	12,919
TCL Technology Group Corp. Class A	10,420	6,301
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	3,150	4,000
Tencent Holdings Ltd.	395,300	33,685,145
Tencent Music Entertainment Group ADR	35,400	826,236
Tianqi Lithium Corp. Class A (a)	1,400	9,344
Tianshan Aluminum Group Co. Ltd. Class A	3,000	4,878
Tianshui Huatian Technology Co. Ltd. Class A	2,500	4,132
Tingyi Cayman Islands Holding Corp.	124,000	166,069
Tongcheng Travel Holdings Ltd.	78,400	231,762
TongFu Microelectronics Co. Ltd. Class A	1,500	8,454
Tongling Nonferrous Metals Group Co. Ltd. Class A	17,900	13,461
Tongwei Co. Ltd. Class A (a)	2,400	7,506
TravelSky Technology Ltd. Class H	57,000	77,803
Trina Solar Co. Ltd. Class A (a)	1,727	4,209
Trip.com Group Ltd.	38,217	2,927,527

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Tsingtao Brewery Co. Ltd. Class A	200	$1,850
Tsingtao Brewery Co. Ltd. Class H	38,000	258,856
Unigroup Guoxin Microelectronics Co. Ltd. Class A	879	11,138
Unisplendour Corp. Ltd. Class A	1,860	7,876
Victory Giant Technology Huizhou Co. Ltd. Class A	800	32,045
Vipshop Holdings Ltd. ADR	20,288	398,456
Wanhua Chemical Group Co. Ltd. Class A	2,400	22,419
Want Want China Holdings Ltd.	289,000	196,495
Weichai Power Co. Ltd. Class A	4,500	8,852
Weichai Power Co. Ltd. Class H	118,000	211,570
Wens Foodstuff Group Co. Ltd. Class A	6,640	17,337
Western Securities Co. Ltd. Class A	3,600	4,334
Western Superconducting Technologies Co. Ltd. Class A	1,083	9,890
Wingtech Technology Co. Ltd. Class A (a)	1,100	7,173
Wintime Energy Group Co. Ltd. Class A	50,600	11,572
Wuhan Guide Infrared Co. Ltd. Class A (a)	3,249	5,630
Wuliangye Yibin Co. Ltd. Class A	2,000	34,088
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,080	21,441
WuXi AppTec Co. Ltd. Class A	1,833	28,811
WuXi AppTec Co. Ltd. Class H (b) (c)	19,591	298,886
Wuxi Biologics Cayman, Inc. (a) (b)	212,500	1,119,255
WuXi XDC Cayman, Inc. (a)	17,918	180,322
XCMG Construction Machinery Co. Ltd. Class A	7,600	12,263
Xiamen C & D, Inc. Class A	1,900	2,735
Xiamen Tungsten Co. Ltd. Class A	1,100	4,568
Xiaomi Corp. Class B (a) (b)	1,056,300	7,331,268
Xinyi Solar Holdings Ltd. (c)	280,089	123,838
XPeng, Inc. Class A (a)	76,500	915,888
Yadea Group Holdings Ltd. (b)	78,238	139,474
Yankuang Energy Group Co. Ltd. Class A	3,295	6,153
Yankuang Energy Group Co. Ltd. Class H (c)	204,000	266,917
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	4,689
Yealink Network Technology Corp. Ltd. Class A	1,300	6,749
Yifeng Pharmacy Chain Co. Ltd. Class A	2,139	7,398
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	12,837
Yonyou Network Technology Co. Ltd. Class A (a)	678	1,486
Youngor Fashion Co. Ltd. Class A	5,400	5,614
Security Description	Shares	Value
YTO Express Group Co. Ltd. Class A	1,500	$3,862
Yum China Holdings, Inc.	23,500	1,029,960
Yunnan Aluminium Co. Ltd. Class A	5,200	15,029
Yunnan Baiyao Group Co. Ltd. Class A	1,078	8,583
Yunnan Yuntianhua Co. Ltd. Class A	2,500	9,400
Yutong Bus Co. Ltd. Class A	2,200	8,399
Zangge Mining Co. Ltd. Class A	1,600	13,094
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	13,805
Zhaojin Mining Industry Co. Ltd. Class H	105,500	423,877
Zhejiang China Commodities City Group Co. Ltd. Class A	6,000	15,616
Zhejiang Chint Electrics Co. Ltd. Class A	2,100	9,048
Zhejiang Dahua Technology Co. Ltd. Class A	3,300	9,329
Zhejiang Expressway Co. Ltd. Class H	92,840	85,795
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,580	14,609
Zhejiang Juhua Co. Ltd. Class A	300	1,684
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b)	30,700	261,805
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	10,351
Zhejiang NHU Co. Ltd. Class A	3,216	10,752
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,900	12,910
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	4,200	10,636
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	11,980
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,600	5,278
Zheshang Securities Co. Ltd. Class A	3,700	5,985
Zhongji Innolight Co. Ltd. Class A	360	20,390
Zhongjin Gold Corp. Ltd. Class A	5,000	15,384
Zhongtai Securities Co. Ltd. Class A	600	585
Zhuzhou CRRC Times Electric Co. Ltd. Class H	27,700	152,378
Zijin Mining Group Co. Ltd. Class A	10,000	41,305
Zijin Mining Group Co. Ltd. Class H (c)	350,000	1,466,506
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,800	7,642
ZTE Corp. Class A	3,500	22,412
ZTE Corp. Class H (c)	47,600	217,187
ZTO Express Cayman, Inc.	25,650	486,270
		165,278,445

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.1%
Grupo Cibest SA	15,493	$239,357
Interconexion Electrica SA ESP	28,151	167,927
		407,284
CZECH REPUBLIC — 0.1%
CEZ AS	8,265	513,741
Komercni Banka AS	4,760	238,861
Moneta Money Bank AS (b)	15,367	122,757
		875,359
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	147,098	310,489
Eastern Co. SAE	76,422	68,037
Talaat Moustafa Group	44,233	52,581
		431,107
GREECE — 0.6%
Alpha Bank SA	130,917	555,932
Eurobank Ergasias Services & Holdings SA Class A	159,299	614,313
FF Group (a) (d)	3,869	—
Hellenic Telecommunications Organization SA	10,014	189,675
Jumbo SA	7,244	248,712
National Bank of Greece SA	53,889	782,946
OPAP SA	11,642	271,809
Piraeus Financial Holdings SA	67,100	568,770
Public Power Corp. SA	11,454	188,687
		3,420,844
HONG KONG — 0.2%
China Huishan Dairy Holdings Co. Ltd. (a) (d)	406,100	—
J&T Global Express Ltd. (a)	151,400	190,311
Orient Overseas International Ltd.	8,500	137,981
Sino Biopharmaceutical Ltd.	633,000	662,256
		990,548
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	25,556	207,974
OTP Bank Nyrt	13,767	1,191,364
Richter Gedeon Nyrt	8,512	259,572
		1,658,910
INDIA — 15.3%
ABB India Ltd.	3,257	190,137
Adani Enterprises Ltd.	10,145	286,324
Adani Ports & Special Economic Zone Ltd.	34,129	539,483
Adani Power Ltd. (a)	181,640	295,918
Alkem Laboratories Ltd.	2,583	157,822
Ambuja Cements Ltd.	38,685	248,326
APL Apollo Tubes Ltd.	11,608	220,436
Apollo Hospitals Enterprise Ltd.	6,193	516,777
Ashok Leyland Ltd.	184,666	296,730
Asian Paints Ltd.	20,678	547,291
Astral Ltd.	7,465	114,881
Security Description	Shares	Value
AU Small Finance Bank Ltd. (b)	22,722	$187,173
Aurobindo Pharma Ltd.	16,067	196,140
Avenue Supermarts Ltd. (a) (b)	10,276	517,962
Axis Bank Ltd.	142,818	1,820,195
Bajaj Auto Ltd.	4,228	413,258
Bajaj Finance Ltd.	173,792	1,955,212
Bajaj Finserv Ltd.	24,220	547,310
Bajaj Holdings & Investment Ltd.	1,679	231,591
Balkrishna Industries Ltd.	4,813	124,395
Bank of Baroda	65,575	190,945
Bharat Electronics Ltd.	227,259	1,033,929
Bharat Forge Ltd.	16,205	221,277
Bharat Heavy Electricals Ltd.	66,257	177,939
Bharat Petroleum Corp. Ltd.	96,397	368,754
Bharti Airtel Ltd.	159,254	3,369,151
Bosch Ltd.	456	195,905
Britannia Industries Ltd.	6,843	461,730
BSE Ltd.	12,559	288,582
Canara Bank	109,200	152,149
CG Power & Industrial Solutions Ltd.	43,303	361,367
Cholamandalam Investment & Finance Co. Ltd.	26,556	481,777
Cipla Ltd.	34,001	575,678
Coal India Ltd.	115,247	506,152
Colgate-Palmolive India Ltd.	8,536	213,658
Container Corp. of India Ltd.	18,401	108,969
Coromandel International Ltd.	7,410	187,644
Cummins India Ltd.	8,722	385,713
Dabur India Ltd.	32,538	180,044
Divi's Laboratories Ltd.	7,396	473,929
Dixon Technologies India Ltd.	2,296	422,073
DLF Ltd.	45,841	368,117
Dr. Reddy's Laboratories Ltd.	36,131	497,963
Eicher Motors Ltd.	8,552	674,759
Eternal Ltd. (a)	148,401	544,039
FSN E-Commerce Ventures Ltd. (a)	71,357	186,757
GAIL India Ltd.	142,527	282,987
GMR Airports Ltd. (a)	163,421	160,497
Godrej Consumer Products Ltd.	26,004	341,756
Godrej Properties Ltd. (a)	9,464	209,855
Grasim Industries Ltd.	17,192	533,813
Havells India Ltd.	13,326	225,430
HCL Technologies Ltd.	59,562	929,164
HDFC Asset Management Co. Ltd. (b)	5,967	371,809
HDFC Bank Ltd.	707,198	7,574,668
HDFC Life Insurance Co. Ltd. (b)	61,231	521,667
Hero MotoCorp Ltd.	7,623	469,844
Hindalco Industries Ltd.	83,562	717,096
Hindustan Aeronautics Ltd.	12,442	665,129
Hindustan Petroleum Corp. Ltd.	59,256	295,917
Hindustan Unilever Ltd.	50,930	1,442,282
Hitachi Energy India Ltd.	806	163,408
Hyundai Motor India Ltd.	10,365	301,697

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
ICICI Bank Ltd.	327,951	$4,978,986
ICICI Lombard General Insurance Co. Ltd. (b)	15,289	325,415
ICICI Prudential Life Insurance Co. Ltd. (b)	22,301	149,496
IDFC First Bank Ltd.	218,115	171,394
Indian Hotels Co. Ltd.	54,000	438,076
Indian Oil Corp. Ltd.	174,797	294,889
Indian Railway Catering & Tourism Corp. Ltd.	14,512	114,476
Indus Towers Ltd. (a)	78,752	304,138
IndusInd Bank Ltd. (a)	36,288	300,620
Info Edge India Ltd.	22,653	334,047
Infosys Ltd.	206,260	3,349,362
InterGlobe Aviation Ltd. (b)	11,750	740,357
ITC Ltd.	186,536	843,615
Jindal Stainless Ltd.	20,386	169,388
Jindal Steel Ltd.	21,694	259,909
Jio Financial Services Ltd.	177,204	585,167
JSW Energy Ltd.	27,589	164,949
JSW Steel Ltd.	38,060	489,827
Jubilant Foodworks Ltd.	23,276	161,852
Kalyan Jewellers India Ltd.	25,468	130,311
Kotak Mahindra Bank Ltd.	67,249	1,509,280
Larsen & Toubro Ltd.	41,975	1,729,797
Lodha Developers Ltd. (b)	18,815	240,685
LTIMindtree Ltd. (b)	4,741	275,392
Lupin Ltd.	14,483	311,767
Mahindra & Mahindra Ltd.	58,128	2,243,580
Mankind Pharma Ltd.	7,559	207,363
Marico Ltd.	32,581	255,911
Maruti Suzuki India Ltd.	7,820	1,411,742
Max Healthcare Institute Ltd.	48,231	605,517
Mphasis Ltd.	6,628	198,178
MRF Ltd.	144	236,495
Muthoot Finance Ltd.	7,736	268,102
Nestle India Ltd.	42,666	554,008
NHPC Ltd.	182,925	177,839
NMDC Ltd.	189,666	163,095
NTPC Ltd.	271,279	1,040,187
Oberoi Realty Ltd.	7,892	140,625
Oil & Natural Gas Corp. Ltd.	198,761	536,141
Oil India Ltd.	30,221	140,845
Oracle Financial Services Software Ltd.	1,353	128,048
Page Industries Ltd.	377	172,750
PB Fintech Ltd. (a)	21,745	416,832
Persistent Systems Ltd.	6,735	365,807
Petronet LNG Ltd.	47,954	150,577
Phoenix Mills Ltd.	12,341	216,203
PI Industries Ltd.	4,667	184,680
Pidilite Industries Ltd.	19,366	320,190
Polycab India Ltd.	3,307	271,372
Power Finance Corp. Ltd.	93,744	433,146
Power Grid Corp. of India Ltd.	288,990	912,159
Prestige Estates Projects Ltd.	10,685	181,728
Security Description	Shares	Value
Punjab National Bank	150,376	$191,093
Rail Vikas Nigam Ltd.	32,158	122,944
REC Ltd.	83,023	348,638
Reliance Industries Ltd.	378,213	5,810,224
Samvardhana Motherson International Ltd.	299,070	355,864
SBI Cards & Payment Services Ltd.	18,156	179,323
SBI Life Insurance Co. Ltd. (b)	27,774	560,117
Shree Cement Ltd.	553	182,270
Shriram Finance Ltd.	87,416	606,575
Siemens Ltd.	5,713	201,344
Solar Industries India Ltd.	1,709	256,498
SRF Ltd.	8,257	262,584
State Bank of India	109,669	1,077,622
Sun Pharmaceutical Industries Ltd.	60,181	1,080,616
Sundaram Finance Ltd.	4,150	206,194
Supreme Industries Ltd.	4,020	191,047
Suzlon Energy Ltd. (a)	603,044	373,894
Swiggy Ltd. (a)	53,012	252,526
Tata Communications Ltd.	6,913	125,610
Tata Consultancy Services Ltd.	56,381	1,834,139
Tata Consumer Products Ltd.	37,531	477,355
Tata Elxsi Ltd.	2,117	124,628
Tata Motors Ltd.	125,836	964,015
Tata Power Co. Ltd.	97,757	427,906
Tata Steel Ltd.	468,972	891,424
Tech Mahindra Ltd.	33,356	526,062
Titan Co. Ltd.	22,052	836,244
Torrent Pharmaceuticals Ltd.	7,322	297,139
Torrent Power Ltd.	11,037	151,517
Trent Ltd.	11,335	597,142
Tube Investments of India Ltd.	6,679	232,945
TVS Motor Co. Ltd.	15,023	581,826
UltraTech Cement Ltd.	7,327	1,008,580
Union Bank of India Ltd.	93,082	145,207
United Spirits Ltd.	17,985	268,249
UPL Ltd. (e)	31,838	235,158
Varun Beverages Ltd.	83,495	417,246
Vedanta Ltd.	84,484	443,217
Vishal Mega Mart Ltd. (a)	127,012	213,158
Vodafone Idea Ltd. (a)	1,645,032	150,628
Voltas Ltd.	14,523	221,389
WAAREE Energies Ltd. (a)	5,191	194,594
Wipro Ltd.	165,330	445,721
Yes Bank Ltd. (a)	897,174	214,723
Zydus Lifesciences Ltd.	16,065	177,660
		92,012,550
INDONESIA — 1.1%
Amman Mineral Internasional PT (a)	890,900	386,244
Astra International Tbk. PT	1,238,700	429,252
Bank Central Asia Tbk. PT	3,411,500	1,560,917
Bank Mandiri Persero Tbk. PT	2,313,900	610,931

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk. PT	936,500	$230,402
Bank Rakyat Indonesia Persero Tbk. PT	4,190,213	980,608
Barito Pacific Tbk. PT (a)	1,363,942	306,918
Chandra Asri Pacific Tbk. PT	513,000	237,799
Charoen Pokphand Indonesia Tbk. PT	478,600	133,830
Dian Swastatika Sentosa Tbk. PT (a)	59,400	378,535
GoTo Gojek Tokopedia Tbk. PT (a)	54,756,300	177,428
Indofood CBP Sukses Makmur Tbk. PT	138,500	78,745
Indofood Sukses Makmur Tbk. PT	284,300	123,256
Kalbe Farma Tbk. PT	1,097,500	74,418
Petrindo Jaya Kreasi Tbk. PT	1,338,300	130,096
Sumber Alfaria Trijaya Tbk. PT	1,129,900	130,856
Telkom Indonesia Persero Tbk. PT	3,061,300	562,111
United Tractors Tbk. PT	90,600	145,563
		6,677,909
KUWAIT — 0.7%
Boubyan Bank KSCP	94,867	219,509
Gulf Bank KSCP	120,388	137,901
Kuwait Finance House KSCP	681,915	1,774,251
Mabanee Co. KPSC	40,868	131,746
Mobile Telecommunications Co. KSCP	118,193	199,213
National Bank of Kuwait SAKP	510,901	1,774,066
Warba Bank KSCP (a)	133,808	124,371
		4,361,057
LUXEMBOURG — 0.0% *
Reinet Investments SCA	8,639	252,873
MALAYSIA — 1.2%
AMMB Holdings Bhd.	152,100	204,197
Axiata Group Bhd.	179,293	114,175
CelcomDigi Bhd.	213,900	188,055
CIMB Group Holdings Bhd.	495,236	863,736
Gamuda Bhd.	286,011	375,821
Hong Leong Bank Bhd.	41,400	201,860
IHH Healthcare Bhd.	137,600	246,853
IOI Corp. Bhd.	152,100	142,757
Kuala Lumpur Kepong Bhd.	31,210	152,768
Malayan Banking Bhd.	373,077	878,506
Maxis Bhd.	144,000	123,864
MISC Bhd.	81,300	141,022
Mr. DIY Group M Bhd. (b)	215,150	83,841
Nestle Malaysia Bhd.	4,500	102,885
Petronas Chemicals Group Bhd.	142,600	143,328
Petronas Dagangan Bhd.	19,600	106,837
Petronas Gas Bhd.	48,200	211,881
Press Metal Aluminium Holdings Bhd.	233,100	327,342
Public Bank Bhd.	904,300	930,407
QL Resources Bhd.	105,950	109,261
RHB Bank Bhd.	103,451	162,238
Security Description	Shares	Value
SD Guthrie Bhd.	130,736	$162,158
Sunway Bhd.	157,900	211,984
Telekom Malaysia Bhd.	74,161	124,762
Tenaga Nasional Bhd.	161,800	508,256
YTL Corp. Bhd.	168,400	111,240
YTL Power International Bhd.	159,800	159,857
		7,089,891
MEXICO — 2.1%
Alfa SAB de CV Class A (c)	223,671	179,108
America Movil SAB de CV (c)	1,121,421	1,172,652
Arca Continental SAB de CV (c)	32,100	336,225
Cemex SAB de CV (c)	939,217	840,210
Coca-Cola Femsa SAB de CV (c)	33,035	273,813
Fibra Uno Administracion SA de CV REIT	176,358	259,643
Fomento Economico Mexicano SAB de CV (c)	107,280	1,056,795
Gruma SAB de CV Class B (c)	10,045	186,287
Grupo Aeroportuario del Centro Norte SAB de CV (c)	18,200	235,267
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,115	569,447
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	11,005	355,023
Grupo Bimbo SAB de CV (c)	79,415	281,748
Grupo Carso SAB de CV (c)	35,504	253,258
Grupo Comercial Chedraui SA de CV (c)	18,800	148,821
Grupo Financiero Banorte SAB de CV Class O (c)	156,703	1,576,903
Grupo Financiero Inbursa SAB de CV Class O (c)	112,326	308,563
Grupo Mexico SAB de CV (c)	191,436	1,667,866
Industrias Penoles SAB de CV (a) (c)	12,195	544,476
Kimberly-Clark de Mexico SAB de CV Class A (c)	96,389	203,688
Prologis Property Mexico SA de CV REIT	63,788	260,893
Promotora y Operadora de Infraestructura SAB de CV	11,940	162,721
Qualitas Controladora SAB de CV (c)	12,900	117,829
Southern Copper Corp.	5,472	664,082
Wal-Mart de Mexico SAB de CV (c)	321,494	992,059
		12,647,377
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	10,100	245,733
Credicorp Ltd.	4,100	1,091,748
		1,337,481
PHILIPPINES — 0.4%
Ayala Corp.	15,405	127,793
Ayala Land, Inc.	400,000	167,354

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Bank of the Philippine Islands	132,621	$262,052
BDO Unibank, Inc.	146,484	334,497
International Container Terminal Services, Inc.	61,850	501,176
Jollibee Foods Corp.	29,640	108,985
Manila Electric Co.	17,480	159,182
Metropolitan Bank & Trust Co.	110,847	129,512
PLDT, Inc.	4,961	93,765
SM Investments Corp.	13,470	170,111
SM Prime Holdings, Inc.	615,200	237,306
		2,291,733
POLAND — 1.0%
Allegro.eu SA (a) (b)	42,159	413,647
Bank Millennium SA (a)	37,663	149,911
Bank Polska Kasa Opieki SA	11,324	545,310
Budimex SA	790	110,883
CCC SA (a) (c)	3,386	169,587
CD Projekt SA	3,985	297,130
Dino Polska SA (a) (b)	29,963	361,338
KGHM Polska Miedz SA (a)	8,669	382,331
LPP SA	70	341,139
mBank SA (a)	904	224,265
ORLEN SA	36,038	859,464
PGE Polska Grupa Energetyczna SA (a)	54,788	162,196
Powszechna Kasa Oszczednosci Bank Polski SA	53,755	1,044,325
Powszechny Zaklad Ubezpieczen SA	37,449	561,139
Santander Bank Polska SA	2,536	330,505
Zabka Group SA (a)	18,887	122,083
		6,075,253
QATAR — 0.7%
Al Rayan Bank	381,044	249,076
Barwa Real Estate Co.	129,353	94,821
Commercial Bank PSQC	203,377	256,442
Dukhan Bank	118,149	115,066
Industries Qatar QSC	95,091	326,459
Mesaieed Petrochemical Holding Co.	351,384	125,267
Ooredoo QPSC	51,259	192,450
Qatar Electricity & Water Co. QSC	26,856	117,205
Qatar Fuel QSC	37,688	156,093
Qatar Gas Transport Co. Ltd.	173,885	219,684
Qatar International Islamic Bank QSC	62,980	187,677
Qatar Islamic Bank QPSC	108,737	713,764
Qatar National Bank QPSC	286,029	1,459,604
		4,213,608
ROMANIA — 0.1%
NEPI Rockcastle NV	36,031	288,812
RUSSIA — 0.0%
Alrosa PJSC (d)	308,085	—
Gazprom PJSC (a) (d)	1,420,638	—
Security Description	Shares	Value
GMK Norilskiy Nickel PAO (a) (d)	757,200	$—
Inter RAO UES PJSC (a) (d)	4,533,728	—
LUKOIL PJSC (a) (d)	49,922	—
Mobile TeleSystems PJSC (a) (d)	13,301	—
Mobile TeleSystems PJSC ADR (a) (d)	48,094	—
Moscow Exchange MICEX-RTS PJSC (a) (d)	172,751	—
Novatek PJSC (d)	91,850	—
Novatek PJSC GDR (a) (d)	930	—
Novolipetsk Steel PJSC (a) (d)	181,543	—
Ozon Holdings PLC ADR (a) (c) (d)	6,064	—
PhosAgro PJSC (a) (d)	106	—
PhosAgro PJSC GDR (a) (d)	16,519	—
Polyus PJSC (a) (d)	40,210	—
Rosneft Oil Co. PJSC (a) (d)	140,958	—
Sberbank of Russia PJSC (a) (d)	1,296,064	—
Severstal PAO (a) (d)	25,372	—
Surgutneftegas PAO (a) (d)	874,000	—
Surgutneftegas PAO Preference Shares (a) (d)	807,200	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a) (d)	346	—
United Co. RUSAL International PJSC (a) (d)	365,310	—
VK IPJSC GDR (a) (d)	12,460	—
VTB Bank PJSC (a) (d)	76,130	—
		—
SAUDI ARABIA — 3.3%
ACWA Power Co. (a)	9,436	538,704
Ades Holding Co.	20,966	91,071
Al Rajhi Bank	120,655	3,448,940
Al Rajhi Co. for Co-operative Insurance (a)	2,546	82,350
Alinma Bank	75,075	536,507
Almarai Co. JSC	29,970	401,976
Arab National Bank	56,569	372,732
Arabian Internet & Communications Services Co.	1,485	101,925
Bank AlBilad	45,158	347,277
Bank Al-Jazira (a)	39,062	133,533
Banque Saudi Fransi	74,858	356,305
Bupa Arabia for Cooperative Insurance Co.	5,180	227,770
Co. for Cooperative Insurance	4,703	170,553
Dallah Healthcare Co.	2,064	82,941
Dar Al Arkan Real Estate Development Co. (a)	32,012	170,209
Dr. Sulaiman Al Habib Medical Services Group Co.	5,348	385,036
Elm Co.	1,467	350,301
Etihad Etisalat Co.	23,082	415,762
Jabal Omar Development Co. (a)	36,401	188,110
Jarir Marketing Co.	35,383	131,618

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Makkah Construction & Development Co.	6,120	$145,567
Mouwasat Medical Services Co.	5,885	115,575
Nahdi Medical Co.	2,384	75,648
Riyad Bank	90,168	653,984
SABIC Agri-Nutrients Co.	14,278	453,826
Sahara International Petrochemical Co.	21,588	117,432
SAL Saudi Logistics Services	1,456	70,273
Saudi Arabian Mining Co. (a)	82,785	1,412,789
Saudi Arabian Oil Co. (b)	372,317	2,444,255
Saudi Aramco Base Oil Co.	3,105	73,812
Saudi Awwal Bank	62,311	533,021
Saudi Basic Industries Corp.	55,868	916,931
Saudi Electricity Co.	51,824	209,911
Saudi Investment Bank	38,174	145,155
Saudi National Bank	180,850	1,889,420
Saudi Research & Media Group (a)	2,313	112,560
Saudi Tadawul Group Holding Co.	3,028	166,329
Saudi Telecom Co.	123,835	1,455,562
Yanbu National Petrochemical Co.	17,154	159,821
		19,685,491
SOUTH AFRICA — 3.0%
Absa Group Ltd.	52,068	546,529
Bid Corp. Ltd.	20,637	517,046
Bidvest Group Ltd. (c)	20,420	250,709
Capitec Bank Holdings Ltd.	5,351	1,077,489
Clicks Group Ltd.	14,663	299,541
Discovery Ltd.	33,237	379,521
E Media Holdings Ltd.	12,937	1,350
FirstRand Ltd.	312,551	1,406,910
Gold Fields Ltd.	55,075	2,327,467
Harmony Gold Mining Co. Ltd.	35,036	639,411
Impala Platinum Holdings Ltd.	55,933	715,028
MTN Group Ltd.	105,274	884,784
Naspers Ltd. Class N	9,616	3,486,162
Nedbank Group Ltd.	28,273	349,879
Old Mutual Ltd.	264,968	205,032
OUTsurance Group Ltd.	53,146	220,870
Pepkor Holdings Ltd. (b)	219,209	308,881
Remgro Ltd.	30,832	299,751
Sanlam Ltd.	110,264	534,240
Sasol Ltd. (a)	36,005	224,263
Shoprite Holdings Ltd. (c)	31,053	493,194
Sibanye Stillwater Ltd. (a)	173,163	494,723
Standard Bank Group Ltd.	81,465	1,116,216
Valterra Platinum Ltd.	16,300	1,167,166
Vodacom Group Ltd.	38,249	295,505
		18,241,667
SOUTH KOREA — 11.0%
Alteogen, Inc. (a)	2,481	809,877
Amorepacific Corp.	1,814	158,121
Celltrion, Inc.	10,003	1,236,250
Coway Co. Ltd.	3,404	238,975
Security Description	Shares	Value
DB Insurance Co. Ltd.	2,838	$280,149
Doosan Bobcat, Inc.	3,228	127,689
Doosan Co. Ltd.	448	172,744
Doosan Enerbility Co. Ltd. (a)	27,754	1,240,281
Ecopro BM Co. Ltd. (a)	2,977	239,764
Ecopro Co. Ltd.	6,387	216,003
Hana Financial Group, Inc.	17,605	1,094,156
Hanjin Kal Corp.	1,509	108,089
Hankook Tire & Technology Co. Ltd.	4,626	126,444
Hanmi Semiconductor Co. Ltd.	2,682	184,465
Hanwha Aerospace Co. Ltd.	2,041	1,610,340
Hanwha Ocean Co. Ltd. (a)	7,547	593,303
Hanwha Systems Co. Ltd.	4,703	199,443
HD Hyundai Co. Ltd.	2,722	301,485
HD Hyundai Electric Co. Ltd.	1,447	600,231
HD Hyundai Heavy Industries Co. Ltd.	1,359	498,831
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,630	770,414
HLB, Inc. (a)	7,237	195,748
HMM Co. Ltd.	14,332	204,809
HYBE Co. Ltd.	1,440	273,005
Hyosung Heavy Industries Corp.	341	325,676
Hyundai Glovis Co. Ltd.	2,286	269,488
Hyundai Mobis Co. Ltd.	3,682	783,348
Hyundai Motor Co.	8,237	1,262,218
Hyundai Motor Co. Preference Shares (e)	2,127	252,411
Hyundai Motor Co. Preference Shares (e)	1,403	163,094
Hyundai Rotem Co. Ltd.	4,733	738,767
Industrial Bank of Korea	17,184	238,338
Kakao Corp.	18,997	806,971
KakaoBank Corp.	10,661	180,463
KB Financial Group, Inc.	22,292	1,835,092
Kia Corp.	14,661	1,052,252
Korea Aerospace Industries Ltd.	4,480	344,849
Korea Electric Power Corp.	15,972	410,385
Korea Investment Holdings Co. Ltd.	2,641	272,938
Korea Zinc Co. Ltd.	251	164,763
Korean Air Lines Co. Ltd.	11,775	190,928
Krafton, Inc. (a)	1,775	370,042
KT&G Corp.	6,079	578,849
LG Chem Ltd.	3,058	605,911
LG Corp.	5,448	279,574
LG Display Co. Ltd. (a)	18,086	185,752
LG Electronics, Inc.	6,603	355,787
LG Energy Solution Ltd. (a)	2,900	718,257
LG H&H Co. Ltd.	567	115,578
LG Uplus Corp.	12,957	141,755
LIG Nex1 Co. Ltd.	805	294,334
LS Electric Co. Ltd.	933	189,187
Meritz Financial Group, Inc.	4,955	400,836
Mirae Asset Securities Co. Ltd.	14,219	216,368
NAVER Corp.	8,767	1,677,730

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
NH Investment & Securities Co. Ltd.	9,024	$124,904
Orion Corp.	1,449	106,993
POSCO Future M Co. Ltd. (a)	2,126	217,441
POSCO Holdings, Inc.	4,473	879,903
Posco International Corp.	3,166	109,328
Samsung Biologics Co. Ltd. (a) (b)	1,092	775,970
Samsung C&T Corp.	5,265	692,719
Samsung Electro-Mechanics Co. Ltd.	3,431	473,182
Samsung Electronics Co. Ltd.	291,739	17,445,495
Samsung Electronics Co. Ltd. Preference Shares	50,213	2,376,354
Samsung Fire & Marine Insurance Co. Ltd.	1,841	592,432
Samsung Heavy Industries Co. Ltd. (a)	42,979	670,853
Samsung Life Insurance Co. Ltd.	4,902	547,132
Samsung SDI Co. Ltd.	3,880	566,908
Samsung SDS Co. Ltd.	2,673	312,823
Samyang Foods Co. Ltd.	260	283,340
Shinhan Financial Group Co. Ltd.	26,633	1,343,941
SK Biopharmaceuticals Co. Ltd. (a)	2,022	146,132
SK Hynix, Inc.	33,630	8,329,301
SK Innovation Co. Ltd.	4,265	305,501
SK Square Co. Ltd. (a)	5,697	818,179
SK Telecom Co. Ltd.	3,369	130,385
SK, Inc.	2,281	341,406
S-Oil Corp. (a)	2,704	120,259
Woori Financial Group, Inc.	40,316	745,661
Yuhan Corp.	3,531	299,734
		65,658,833
TAIWAN — 19.3%
Accton Technology Corp.	31,000	1,062,898
Acer, Inc.	175,000	177,710
Advantech Co. Ltd.	29,697	310,826
Alchip Technologies Ltd.	5,000	568,443
ASE Technology Holding Co. Ltd.	205,307	1,104,743
Asia Cement Corp.	142,000	177,745
Asia Vital Components Co. Ltd.	20,000	643,743
Asustek Computer, Inc.	43,000	946,683
AUO Corp.	361,200	161,768
Caliway Biopharmaceuticals Co. Ltd. (a)	61,000	371,268
Catcher Technology Co. Ltd.	33,000	197,602
Cathay Financial Holding Co. Ltd.	589,634	1,269,112
Chailease Holding Co. Ltd.	93,262	341,187
Chang Hwa Commercial Bank Ltd.	406,399	262,017
Cheng Shin Rubber Industry Co. Ltd.	107,000	132,179
China Airlines Ltd.	176,000	120,402
China Steel Corp.	722,000	459,571
Chunghwa Telecom Co. Ltd.	234,000	1,024,969
Compal Electronics, Inc.	263,000	279,585
CTBC Financial Holding Co. Ltd.	1,027,040	1,445,633
Security Description	Shares	Value
Delta Electronics, Inc.	120,000	$3,362,425
E Ink Holdings, Inc.	53,000	418,220
E.Sun Financial Holding Co. Ltd.	893,033	977,185
Eclat Textile Co. Ltd.	11,550	166,175
Elite Material Co. Ltd.	18,000	723,473
eMemory Technology, Inc.	4,000	264,453
Eva Airways Corp.	166,000	207,514
Evergreen Marine Corp. Taiwan Ltd.	66,300	389,386
Far Eastern New Century Corp.	181,000	165,096
Far EasTone Telecommunications Co. Ltd.	110,000	319,050
Feng TAY Enterprise Co. Ltd.	32,204	129,966
First Financial Holding Co. Ltd.	713,541	698,838
Formosa Chemicals & Fibre Corp.	224,000	218,649
Formosa Plastics Corp.	233,000	294,709
Fortune Electric Co. Ltd.	9,790	186,626
Fubon Financial Holding Co. Ltd.	520,014	1,506,570
Gigabyte Technology Co. Ltd.	33,000	323,742
Global Unichip Corp.	5,000	219,831
Globalwafers Co. Ltd.	16,000	244,898
Hon Hai Precision Industry Co. Ltd.	769,800	5,455,634
Hotai Motor Co. Ltd.	18,520	360,337
Hua Nan Financial Holdings Co. Ltd.	554,703	538,723
Innolux Corp.	461,563	218,076
International Games System Co. Ltd.	14,000	361,507
Inventec Corp.	169,000	253,683
Jentech Precision Industrial Co. Ltd.	5,000	395,367
KGI Financial Holding Co. Ltd.	987,914	484,589
King Slide Works Co. Ltd.	3,000	323,840
Largan Precision Co. Ltd.	6,000	462,629
Lite-On Technology Corp.	130,958	741,199
Lotes Co. Ltd.	5,000	253,461
MediaTek, Inc.	94,000	4,055,712
Mega Financial Holding Co. Ltd.	737,640	1,028,601
Micro-Star International Co. Ltd.	46,000	175,077
Nan Ya Plastics Corp.	315,000	407,728
Nien Made Enterprise Co. Ltd.	11,000	153,209
Novatek Microelectronics Corp.	36,000	503,773
Pegatron Corp.	124,000	288,050
PharmaEssentia Corp.	17,755	300,014
President Chain Store Corp.	35,000	284,796
Quanta Computer, Inc.	166,000	1,579,500
Realtek Semiconductor Corp.	30,000	541,374
Shanghai Commercial & Savings Bank Ltd.	237,813	328,107
SinoPac Financial Holdings Co. Ltd.	696,004	570,907
Synnex Technology International Corp.	80,700	167,342
Taiwan Business Bank	448,745	231,896
Taiwan Cooperative Financial Holding Co. Ltd.	672,242	543,696

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Taiwan High Speed Rail Corp.	119,000	$109,715
Taiwan Mobile Co. Ltd.	107,000	382,669
Taiwan Semiconductor Manufacturing Co. Ltd.	1,518,000	64,997,375
TCC Group Holdings Co. Ltd.	414,655	326,521
TS Financial Holding Co. Ltd.	1,303,812	770,018
Unimicron Technology Corp.	80,000	397,664
Uni-President Enterprises Corp.	296,000	761,415
United Microelectronics Corp.	694,000	1,037,197
Vanguard International Semiconductor Corp.	63,589	212,812
Voltronic Power Technology Corp.	4,000	121,662
Wan Hai Lines Ltd.	42,470	103,534
Wistron Corp.	184,000	848,218
Wiwynn Corp.	7,000	761,369
WPG Holdings Ltd.	97,880	212,280
Yageo Corp.	101,424	565,722
Yang Ming Marine Transport Corp.	106,000	184,330
Yuanta Financial Holding Co. Ltd.	654,504	748,391
Zhen Ding Technology Holding Ltd.	42,000	228,755
		115,653,364
THAILAND — 1.0%
Advanced Info Service PCL	64,900	582,808
Airports of Thailand PCL	269,300	336,573
Bangkok Dusit Medical Services PCL Class F	686,200	434,103
Bumrungrad Hospital PCL	37,200	201,469
Central Pattana PCL	122,400	211,523
Charoen Pokphand Foods PCL	230,300	158,485
CP ALL PCL	332,800	485,258
CP Axtra PCL	120,916	83,956
Delta Electronics Thailand PCL	193,200	944,984
Gulf Development PCL (a)	274,674	368,718
Kasikornbank PCL	37,000	191,251
Krung Thai Bank PCL	220,700	168,905
Minor International PCL	215,495	153,616
PTT Exploration & Production PCL	87,400	311,517
PTT PCL	615,700	631,755
SCB X PCL	51,100	202,634
Siam Cement PCL	48,954	347,459
TMBThanachart Bank PCL	1,582,300	92,775
True Corp. PCL (a) (c)	636,374	204,237
		6,112,026
TURKEY — 0.5%
Akbank TAS	195,863	295,345
Aselsan Elektronik Sanayi Ve Ticaret AS	84,720	438,061
BIM Birlesik Magazalar AS	27,530	358,190
Eregli Demir ve Celik Fabrikalari TAS	217,468	153,763
Ford Otomotiv Sanayi AS	43,258	103,046
Haci Omer Sabanci Holding AS	72,366	151,065
KOC Holding AS	46,559	193,602
Turk Hava Yollari AO	34,638	262,406
Security Description	Shares	Value
Turkcell Iletisim Hizmetleri AS	73,992	$174,123
Turkiye Is Bankasi AS Class C	546,189	185,870
Turkiye Petrol Rafinerileri AS	60,101	269,570
Yapi ve Kredi Bankasi AS (a)	206,694	168,714
		2,753,755
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	181,467	720,335
Abu Dhabi Islamic Bank PJSC	89,019	527,861
Abu Dhabi National Oil Co. for Distribution PJSC	189,835	196,399
ADNOC Drilling Co. PJSC	196,472	301,154
Adnoc Gas PLC	375,093	361,511
Aldar Properties PJSC	237,364	612,636
Americana Restaurants International PLC - Foreign Co.	175,297	94,020
Dubai Electricity & Water Authority PJSC	379,350	279,891
Dubai Islamic Bank PJSC	178,784	466,308
Emaar Development PJSC	60,829	222,747
Emaar Properties PJSC	407,636	1,448,312
Emirates NBD Bank PJSC	116,307	769,469
Emirates Telecommunications Group Co. PJSC	213,742	1,096,351
First Abu Dhabi Bank PJSC	273,501	1,164,594
Multiply Group PJSC (a)	214,554	169,984
Salik Co. PJSC	117,379	192,063
		8,623,635
UNITED KINGDOM — 0.4%
Anglogold Ashanti PLC	30,981	2,179,184
Metlen Energy & Metals PLC (a)	6,120	343,011
		2,522,195
UNITED STATES — 0.1%
JBS NV Class A (a)	22,350	333,686
Legend Biotech Corp. ADR (a) (c)	4,000	130,440
		464,126
TOTAL COMMON STOCKS (Cost $314,775,391)		578,152,932
PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 8.86%	27,756	361,904
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (a)	60,094	6,769
TOTAL PREFERRED STOCKS (Cost $192,295)		368,673
WARRANTS — 3.4%
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (a)	42,120	12,810

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
YTL Power International Bhd. (expiring 06/02/28) (a)	31,960	$13,366
		26,176
SWITZERLAND — 3.4%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	8,404,402
UBS AG (expiring 06/04/27) (a)	4,202	6,538,417
UBS AG (expiring 11/26/27) (a)	3,600	5,483,509
		20,426,328
TOTAL WARRANTS (Cost $15,894,439)		20,452,504
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	3,427,828	3,427,828
State Street Navigator Securities Lending Portfolio II (h) (i)	5,888,445	5,888,445
TOTAL SHORT-TERM INVESTMENTS (Cost $9,316,273)		9,316,273
TOTAL INVESTMENTS — 101.4% (Cost $340,178,398)		608,290,382
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(8,485,850)
NET ASSETS — 100.0%		$599,804,532

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	67	12/19/2025	$4,495,730	$4,554,995	$59,265
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$572,036,774	$6,116,158	$0(a)	$578,152,932
Preferred Stocks	361,904	6,769	—	368,673
Warrants	—	20,452,504	—	20,452,504
Short-Term Investments	9,316,273	—	—	9,316,273
TOTAL INVESTMENTS	$581,714,951	$26,575,431	$0	$608,290,382
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$59,265	$—	$—	$59,265
TOTAL OTHER FINANCIAL INSTRUMENTS:	$59,265	$—	$—	$59,265
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
Top Five Sectors as of September 30, 2025

Description	% of Net Assets
Financials	24.9%
Information Technology	24.6
Consumer Discretionary	13.4
Communication Services	10.5
Materials	6.1
TOTAL	79.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,362,897	$27,362,897	$105,508,842	$129,443,911	$—	$—	3,427,828	$3,427,828	$319,530
State Street Navigator Securities Lending Portfolio II	6,592,877	6,592,877	47,080,757	47,785,189	—	—	5,888,445	5,888,445	16,688
Total		$33,955,774	$152,589,599	$177,229,100	$—	$—		$9,316,273	$336,218
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
September 30, 2025 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.8%
UNITED STATES — 97.8%
State Street International Developed Equity Portfolio (a) (Cost $2,272,901,854)		$3,899,073,978
SHORT-TERM INVESTMENT — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $84,979,416)	84,979,416	84,979,416
TOTAL INVESTMENTS — 99.9% (Cost $2,357,881,270)		3,984,053,394
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,342,355
NET ASSETS — 100.0%		$3,989,395,749

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
At September 30, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD6,470,061	AUD9,758,000	11/04/2025	$94
Bank of Montreal	GBP2,316,000	USD3,118,383	11/04/2025	(82)
Bank of Montreal	EUR21,208,000	USD24,969,727	11/04/2025	567
Barclays Capital PLC	USD955,715	CHF759,000	10/02/2025	(1,778)
Barclays Capital PLC	USD583,757,623	GBP433,617,547	10/02/2025	67
Barclays Capital PLC	CHF296,570,571	USD372,529,294	10/02/2025	(210,693)
Barclays Capital PLC	GBP433,617,547	USD583,853,886	11/04/2025	(6,586)
Citibank N.A.	USD690,869,047	EUR587,973,657	10/02/2025	(138)
Citibank N.A.	EUR594,445,157	USD697,130,802	10/02/2025	(1,342,117)
Citibank N.A.	EUR587,973,657	USD692,239,614	11/04/2025	(8,988)
Goldman Sachs Bank USA	USD11,680,939	EUR9,960,000	10/02/2025	22,059
Goldman Sachs Bank USA	AUD2,254,000	USD1,475,971	10/02/2025	(17,867)
Goldman Sachs Bank USA	GBP2,041,000	USD2,758,358	10/02/2025	10,662
HSBC Bank USA	USD375,998,958	CHF299,163,571	10/02/2025	—
HSBC Bank USA	CHF299,163,571	USD377,485,844	11/04/2025	(10,348)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD2,539,389	DKK16,158,000	10/02/2025	$4,056
JP Morgan Chase Bank, N.A.	USD1,628,454	HKD12,681,000	10/02/2025	1,411
JP Morgan Chase Bank, N.A.	USD494,458	NOK4,967,000	10/02/2025	3,347
JP Morgan Chase Bank, N.A.	USD682,170	SEK6,445,000	10/02/2025	3,097
JP Morgan Chase Bank, N.A.	USD565,654	SGD724,000	10/02/2025	(4,066)
JP Morgan Chase Bank, N.A.	JPY5,214,322,000	USD35,631,021	10/02/2025	323,969
JP Morgan Chase Bank, N.A.	CHF3,352,000	USD4,210,445	10/02/2025	(2,462)
JP Morgan Chase Bank, N.A.	ILS11,334,000	USD3,388,638	10/03/2025	(42,269)
Morgan Stanley Bank, N.A.	USD1,482,351	GBP1,100,000	10/02/2025	(1,475)
Morgan Stanley Bank, N.A.	USD2,208,419	JPY326,280,000	10/02/2025	878
Societe Generale	NZD12,118,581	USD7,157,961	10/02/2025	121,308
Societe Generale	HKD610,597,035	USD78,398,767	10/02/2025	(80,108)
Societe Generale	NOK241,582,520	USD24,047,513	10/02/2025	(164,489)
Societe Generale	SGD70,630,299	USD55,181,646	10/02/2025	395,500
Societe Generale	DKK513,852,566	USD80,748,722	10/02/2025	(137,276)
Societe Generale	SEK1,155,514,531	USD122,300,353	10/02/2025	(560,066)
Societe Generale	AUD416,763,050	USD272,906,864	10/02/2025	(3,302,770)
Societe Generale	ILS73,496,174	USD21,976,221	10/03/2025	(271,751)
Societe Generale	USD1,270,532	ILS4,197,000	11/04/2025	(64)
Societe Generale	JPY4,915,538,000	USD33,398,819	11/04/2025	(908)
Standard Chartered Bank	USD698,803	AUD1,060,000	10/02/2025	3,712
Standard Chartered Bank	USD277,001,035	AUD417,957,050	10/02/2025	(77)
Standard Chartered Bank	USD78,342,552	DDK497,694,566	10/02/2025	—
Standard Chartered Bank	USD76,848,022	HKD597,916,035	10/02/2025	988
Standard Chartered Bank	USD23,714,198	NOK236,615,520	10/02/2025	—
Standard Chartered Bank	USD7,036,654	NZD12,118,581	10/02/2025	(1)
Standard Chartered Bank	USD122,175,153	SEK1,149,069,531	10/02/2025	—
Standard Chartered Bank	USD54,224,557	SGD69,906,299	10/02/2025	—
Standard Chartered Bank	USD25,678,878	ILS84,830,174	10/03/2025	—
Standard Chartered Bank	ILS84,830,174	USD25,678,101	11/04/2025	(724)
Standard Chartered Bank	NZD12,118,581	USD7,045,779	11/04/2025	(88)
Standard Chartered Bank	SGD69,906,299	USD54,364,982	11/04/2025	(1,553)
Standard Chartered Bank	SEK1,149,069,531	USD122,435,513	11/04/2025	(2,758)
Standard Chartered Bank	DKK497,694,566	USD78,522,642	11/04/2025	(2,204)
Standard Chartered Bank	AUD417,957,050	USD277,121,406	11/04/2025	(9,881)
Standard Chartered Bank	HKD597,916,035	USD76,903,373	11/04/2025	(4,864)
Standard Chartered Bank	NOK236,615,520	USD23,719,042	11/04/2025	(256)
Toronto-Dominion Bank	USD690,869,047	EUR587,973,657	10/02/2025	(138)
Toronto-Dominion Bank	EUR594,445,157	USD697,135,558	10/02/2025	(1,337,362)
Toronto-Dominion Bank	EUR587,973,657	USD692,239,026	11/04/2025	(9,576)
UBS AG	USD3,505,341	EUR2,983,000	10/02/2025	(317)
UBS AG	GBP432,676,547	USD584,742,017	10/02/2025	2,251,149
UBS AG	USD8,767,712	CHF6,948,000	11/04/2025	(457)
UBS AG	USD1,553,786	DKK9,848,000	11/04/2025	4
UBS AG	USD1,243,352	HKD9,666,000	11/04/2025	(42)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS AG	SEK3,769,000	USD401,590	11/04/2025	$(13)
UBS AG	NOK5,947,000	USD596,131	11/04/2025	(21)
Westpac Banking Corp.	USD870,737,087	JPY128,594,806,610	10/02/2025	—
Westpac Banking Corp.	JPY123,706,764,610	USD845,343,788	10/02/2025	7,704,457
Westpac Banking Corp.	JPY128,594,806,610	USD873,759,762	11/04/2025	(6,531)
Total				$3,304,161

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	655	12/19/2025	$90,917,740	$91,218,575	$300,835

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,899,073,978	$—	$—	$3,899,073,978
Short-Term Investment	84,979,416	—	—	84,979,416
TOTAL INVESTMENTS	$3,984,053,394	$—	$—	$3,984,053,394
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$10,847,325	$—	$10,847,325
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(7,543,164)	—	(7,543,164)
Futures Contracts - Unrealized Appreciation	300,835	—	—	300,835
TOTAL OTHER FINANCIAL INSTRUMENTS:	$300,835	$3,304,161	$—	$3,604,996
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	139,683,885	$139,683,885	$499,869,132	$554,573,601	$—	$—	84,979,416	$84,979,416	$3,410,866
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 6.8%
ANZ Group Holdings Ltd.	589,631	$12,977,732
APA Group Stapled Security	269,237	1,584,518
Aristocrat Leisure Ltd.	108,240	5,020,088
ASX Ltd.	37,414	1,452,805
BHP Group Ltd.	994,551	28,033,160
BlueScope Steel Ltd.	91,093	1,369,838
Brambles Ltd.	262,853	4,320,303
CAR Group Ltd.	73,824	1,799,529
Cochlear Ltd.	12,865	2,380,963
Coles Group Ltd.	262,962	4,058,935
Commonwealth Bank of Australia	328,248	36,308,478
Computershare Ltd.	105,745	2,543,293
Evolution Mining Ltd.	395,229	2,836,788
Fortescue Ltd.	338,701	4,193,175
Glencore PLC (a)	1,989,759	9,150,485
Goodman Group REIT	398,055	8,647,720
Insurance Australia Group Ltd.	447,372	2,431,265
Lottery Corp. Ltd.	441,553	1,720,718
Macquarie Group Ltd.	70,657	10,270,766
Medibank Pvt Ltd.	512,135	1,635,992
National Australia Bank Ltd.	596,914	17,465,945
Northern Star Resources Ltd. (b)	268,068	4,215,920
Origin Energy Ltd.	327,000	2,708,990
Pro Medicus Ltd.	10,882	2,223,401
Qantas Airways Ltd.	135,208	978,531
QBE Insurance Group Ltd.	301,516	4,114,493
REA Group Ltd. (b)	10,667	1,633,491
Rio Tinto Ltd.	72,406	5,855,861
Rio Tinto PLC	220,290	14,494,636
Santos Ltd.	648,969	2,894,600
Scentre Group REIT	1,037,928	2,806,577
SGH Ltd. (b)	41,736	1,381,090
Sigma Healthcare Ltd. (b)	911,397	1,793,964
Sonic Healthcare Ltd.	99,169	1,409,128
South32 Ltd.	842,585	1,530,079
Stockland REIT	497,055	2,016,069
Suncorp Group Ltd.	213,928	2,872,478
Telstra Group Ltd.	767,976	2,453,264
Transurban Group Stapled Security	605,840	5,540,981
Vicinity Ltd. REIT	716,737	1,197,044
Washington H Soul Pattinson & Co. Ltd.	46,818	1,194,292
Wesfarmers Ltd.	223,614	13,637,377
Westpac Banking Corp.	672,934	17,380,109
WiseTech Global Ltd.	39,621	2,369,858
Woodside Energy Group Ltd.	367,259	5,605,521
Woolworths Group Ltd.	234,896	4,156,583
		266,666,833
AUSTRIA — 0.2%
Erste Group Bank AG	60,566	5,920,931
Mondi PLC	80,471	1,109,341
Security Description	Shares	Value
OMV AG	27,411	$1,462,884
Verbund AG	14,316	1,041,238
		9,534,394
BELGIUM — 0.8%
Ageas SA	29,322	2,029,302
Anheuser-Busch InBev SA	195,455	11,666,707
D'ieteren Group	4,423	827,366
Elia Group SA	9,688	1,117,280
Groupe Bruxelles Lambert NV (b)	16,335	1,459,675
KBC Group NV	44,355	5,287,281
Lotus Bakeries NV	87	819,844
Sofina SA (b)	3,290	970,303
Syensqo SA (b)	13,139	1,060,613
UCB SA	24,353	6,724,471
		31,962,842
BRAZIL — 0.0% *
Yara International ASA	33,994	1,242,179
CHILE — 0.1%
Antofagasta PLC	74,647	2,764,577
CHINA — 0.7%
BOC Hong Kong Holdings Ltd.	720,000	3,381,420
Prosus NV	257,281	18,120,169
SITC International Holdings Co. Ltd.	263,000	1,012,735
Wharf Holdings Ltd. (b)	230,000	658,038
Wilmar International Ltd.	385,400	851,993
Yangzijiang Shipbuilding Holdings Ltd.	505,900	1,322,435
		25,346,790
DENMARK — 1.9%
AP Moller - Maersk AS Class A (b)	563	1,101,576
AP Moller - Maersk AS Class B (b)	836	1,640,338
Carlsberg AS Class B (b)	18,972	2,206,352
Coloplast AS Class B (b)	24,151	2,064,285
Danske Bank AS	133,330	5,685,540
Demant AS (a) (b)	16,592	575,110
DSV AS	40,127	7,987,122
Genmab AS (a) (b)	11,956	3,627,564
Novo Nordisk AS Class B (b)	629,374	34,144,590
Novonesis Novozymes B Class B (b)	69,904	4,281,521
Orsted AS (a) (b) (c)	32,759	585,535
Pandora AS	15,832	2,064,480
Rockwool AS Class B	20,370	757,045
Tryg AS (b)	69,763	1,771,309
Vestas Wind Systems AS	199,899	3,769,661
		72,262,028
FINLAND — 1.1%
Elisa OYJ	28,657	1,503,790
Fortum OYJ	91,577	1,732,946

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Kesko OYJ Class B	58,594	$1,246,148
Kone OYJ Class B	65,148	4,439,835
Metso OYJ	123,340	1,693,442
Neste OYJ	80,830	1,480,189
Nokia OYJ	1,016,739	4,873,051
Nordea Bank Abp (d)	508,903	8,349,059
Nordea Bank Abp (d)	101,782	1,671,324
Orion OYJ Class B	20,272	1,551,847
Sampo OYJ Class A	467,473	5,370,866
Stora Enso OYJ Class R (b)	114,074	1,251,369
UPM-Kymmene OYJ	102,248	2,795,690
Wartsila OYJ Abp	97,527	2,916,422
		40,875,978
FRANCE — 9.2%
Accor SA	37,039	1,753,889
Aeroports de Paris SA	6,809	898,464
Air Liquide SA	113,243	23,533,080
Airbus SE	116,048	26,916,748
Alstom SA (a)	68,089	1,769,701
Amundi SA (c)	10,973	869,007
Arkema SA	11,768	741,148
AXA SA	345,574	16,501,846
BioMerieux	8,191	1,095,259
BNP Paribas SA	200,066	18,178,543
Bollore SE	142,165	804,483
Bouygues SA	37,071	1,669,159
Bureau Veritas SA	64,677	2,024,519
Capgemini SE	31,477	4,569,555
Carrefour SA	112,192	1,699,891
Cie de Saint-Gobain SA	87,668	9,441,886
Cie Generale des Etablissements Michelin SCA	129,316	4,640,439
Covivio SA REIT	11,567	777,418
Credit Agricole SA	209,316	4,112,221
Danone SA	125,555	10,940,609
Dassault Aviation SA	3,602	1,204,527
Dassault Systemes SE	134,018	4,489,502
Edenred SE	49,738	1,180,531
Eiffage SA	13,277	1,695,771
Engie SA	360,754	7,738,036
EssilorLuxottica SA	58,918	19,107,104
FDJ UNITED	20,442	684,551
Gecina SA REIT	9,142	916,280
Getlink SE	65,279	1,201,166
Hermes International SCA	6,226	15,238,288
Ipsen SA	7,945	1,060,498
Kering SA	14,876	4,938,775
Klepierre SA REIT	43,360	1,689,435
Legrand SA	51,199	8,458,329
L'Oreal SA	46,933	20,321,398
LVMH Moet Hennessy Louis Vuitton SE	48,942	29,932,309
Orange SA	363,274	5,894,755
Pernod Ricard SA	38,871	3,815,557
Publicis Groupe SA	45,753	4,391,098
Renault SA	37,435	1,530,717
Security Description	Shares	Value
Rexel SA	40,746	$1,332,883
Safran SA	70,312	24,793,237
Sartorius Stedim Biotech	5,355	1,082,560
Societe Generale SA	142,006	9,404,061
Sodexo SA	18,636	1,172,600
Teleperformance SE	11,251	837,350
Thales SA	18,187	5,697,168
TotalEnergies SE	401,817	24,423,537
Unibail-Rodamco-Westfield REIT (a)	23,915	2,513,275
Veolia Environnement SA	122,331	4,165,553
Vinci SA	96,625	13,391,377
		357,240,093
GERMANY — 9.6%
adidas AG	33,796	7,124,026
Allianz SE	75,471	31,693,663
BASF SE	173,419	8,637,695
Bayer AG	193,257	6,410,382
Bayerische Motoren Werke AG	55,038	5,525,374
Bayerische Motoren Werke AG Preference Shares	11,599	1,075,995
Beiersdorf AG	19,263	2,014,428
Brenntag SE	23,610	1,412,055
Commerzbank AG	150,706	5,682,482
Continental AG	22,206	1,464,286
Covestro AG (a)	35,647	2,441,908
CTS Eventim AG & Co. KGaA	12,864	1,260,607
Daimler Truck Holding AG	93,228	3,836,192
Deutsche Bank AG	361,280	12,713,892
Deutsche Boerse AG	37,016	9,920,934
Deutsche Lufthansa AG	121,904	1,032,453
Deutsche Post AG	186,443	8,311,534
Deutsche Telekom AG	683,603	23,301,800
Dr. Ing hc F Porsche AG Preference Shares (c)	23,999	1,164,047
E.ON SE	443,396	8,343,658
Evonik Industries AG	52,799	916,313
Fresenius Medical Care AG	41,504	2,177,943
Fresenius SE & Co. KGaA	82,974	4,621,236
GEA Group AG	29,348	2,167,313
Hannover Rueck SE	11,747	3,541,778
Heidelberg Materials AG	25,899	5,829,119
Henkel AG & Co. KGaA	20,876	1,549,025
Henkel AG & Co. KGaA Preference Shares	33,425	2,698,149
Hensoldt AG	12,433	1,611,348
Infineon Technologies AG	255,784	9,978,132
Knorr-Bremse AG	14,394	1,350,499
LEG Immobilien SE	14,300	1,137,529
Mercedes-Benz Group AG	140,225	8,809,949
Merck KGaA	25,115	3,229,883
MTU Aero Engines AG	10,727	4,926,991
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,569	16,325,675
Nemetschek SE	11,865	1,544,704

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	31,031	$1,219,634
Rational AG	1,075	819,768
Rheinmetall AG	8,982	20,944,111
RWE AG	121,871	5,415,763
SAP SE	204,271	54,700,188
Sartorius AG Preference Shares	5,062	1,177,079
Scout24 SE (c)	15,173	1,900,494
Siemens AG	149,090	40,151,420
Siemens Energy AG (a)	132,400	15,466,766
Siemens Healthineers AG (c)	66,793	3,611,731
Symrise AG	26,483	2,303,941
Talanx AG	11,898	1,582,553
Volkswagen AG Preference Shares	40,640	4,391,273
Vonovia SE	147,188	4,591,713
Zalando SE (a) (c)	45,329	1,385,333
		375,444,764
HONG KONG — 1.9%
AIA Group Ltd.	2,094,600	20,096,896
CK Asset Holdings Ltd.	378,399	1,834,509
CK Infrastructure Holdings Ltd.	136,000	893,219
CLP Holdings Ltd.	324,500	2,688,040
Futu Holdings Ltd. ADR	11,500	1,999,965
Hang Seng Bank Ltd.	153,700	2,340,940
Henderson Land Development Co. Ltd. (b)	289,436	1,020,786
HKT Trust & HKT Ltd. Stapled Security	746,000	1,104,560
Hong Kong & China Gas Co. Ltd.	2,112,995	1,835,876
Hong Kong Exchanges & Clearing Ltd.	237,230	13,476,898
Hongkong Land Holdings Ltd.	218,900	1,385,637
Jardine Matheson Holdings Ltd.	33,000	2,079,000
Link REIT	512,391	2,634,266
MTR Corp. Ltd. (b)	325,012	1,101,976
Power Assets Holdings Ltd.	272,000	1,722,811
Prudential PLC	517,370	7,250,663
Sino Land Co. Ltd.	640,456	810,818
Sun Hung Kai Properties Ltd.	277,000	3,318,133
Swire Pacific Ltd. Class A	62,000	525,539
Techtronic Industries Co. Ltd.	280,000	3,582,592
WH Group Ltd. (c)	1,712,766	1,855,768
Wharf Real Estate Investment Co. Ltd.	328,000	969,616
		74,528,508
IRELAND — 0.4%
AerCap Holdings NV	35,800	4,331,800
AIB Group PLC	406,701	3,686,795
Bank of Ireland Group PLC	192,314	3,166,954
Kerry Group PLC Class A	32,578	2,937,924
Kingspan Group PLC	30,531	2,539,873
		16,663,346
Security Description	Shares	Value
ISRAEL — 0.9%
Azrieli Group Ltd.	8,514	$847,148
Bank Hapoalim BM	243,476	4,961,648
Bank Leumi Le-Israel BM	289,084	5,713,423
Check Point Software Technologies Ltd. (a)	16,610	3,436,775
Elbit Systems Ltd.	5,303	2,692,033
ICL Group Ltd.	163,285	1,023,157
Israel Discount Bank Ltd. Class A	229,635	2,275,845
Mizrahi Tefahot Bank Ltd.	32,319	2,131,772
Nice Ltd. (a)	12,390	1,830,277
Nova Ltd. (a)	5,734	1,821,654
Phoenix Financial Ltd.	44,223	1,659,952
Teva Pharmaceutical Industries Ltd. ADR (a)	220,128	4,446,586
Wix.com Ltd. (a)	11,700	2,078,271
		34,918,541
ITALY — 3.2%
Banca Mediolanum SpA	44,136	884,209
Banca Monte dei Paschi di Siena SpA	386,973	3,428,387
Banco BPM SpA	218,329	3,264,427
BPER Banca SpA	279,317	3,096,871
Coca-Cola HBC AG	41,181	1,942,615
Davide Campari-Milano NV (b)	135,836	857,091
Enel SpA	1,592,753	15,095,393
Eni SpA	400,312	6,992,468
Ferrari NV	24,850	12,018,203
FinecoBank Banca Fineco SpA	121,237	2,621,856
Generali	168,699	6,622,573
Infrastrutture Wireless Italiane SpA (c)	48,975	576,032
Intesa Sanpaolo SpA	2,787,535	18,387,831
Leonardo SpA	77,915	4,945,537
Moncler SpA	46,684	2,735,553
Nexi SpA (b) (c)	126,319	714,814
Poste Italiane SpA (c)	89,864	2,131,866
Prysmian SpA	54,004	5,341,616
Recordati Industria Chimica e Farmaceutica SpA	22,997	1,397,010
Ryanair Holdings PLC	167,813	4,870,352
Snam SpA	379,454	2,281,903
Telecom Italia SpA (a)	2,250,138	1,177,334
Terna - Rete Elettrica Nazionale	270,842	2,748,951
UniCredit SpA	273,666	20,730,811
Unipol Assicurazioni SpA	72,518	1,555,910
		126,419,613
JAPAN — 22.0%
Advantest Corp. (b)	149,900	14,869,723
Aeon Co. Ltd. (b)	438,900	5,334,499
AGC, Inc.	41,200	1,346,041
Aisin Corp. (b)	95,900	1,662,349
Ajinomoto Co., Inc.	176,000	5,060,067
ANA Holdings, Inc.	35,300	683,843

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Asahi Group Holdings Ltd.	289,300	$3,478,025
Asahi Kasei Corp. (b)	237,800	1,875,059
Asics Corp.	136,600	3,581,374
Astellas Pharma, Inc. (b)	356,000	3,858,063
Bandai Namco Holdings, Inc.	114,300	3,811,677
Bridgestone Corp.	112,300	5,207,234
Canon, Inc. (b)	169,700	4,983,505
Capcom Co. Ltd.	68,300	1,860,520
Central Japan Railway Co.	154,500	4,438,795
Chiba Bank Ltd.	117,700	1,238,884
Chubu Electric Power Co., Inc.	131,900	1,838,482
Chugai Pharmaceutical Co. Ltd.	133,200	5,815,578
Concordia Financial Group Ltd.	192,300	1,480,483
Dai Nippon Printing Co. Ltd.	82,600	1,406,915
Daifuku Co. Ltd.	60,800	1,952,632
Dai-ichi Life Holdings, Inc.	679,400	5,363,987
Daiichi Sankyo Co. Ltd. (b)	336,900	7,562,200
Daikin Industries Ltd.	51,400	5,944,490
Daito Trust Construction Co. Ltd.	61,500	1,351,305
Daiwa House Industry Co. Ltd. (b)	112,200	4,041,737
Daiwa Securities Group, Inc. (b)	253,500	2,064,081
Denso Corp. (b)	341,800	4,942,370
Disco Corp.	18,300	5,763,165
East Japan Railway Co.	188,700	4,625,344
Eisai Co. Ltd.	50,000	1,684,328
ENEOS Holdings, Inc. (b)	538,500	3,427,133
FANUC Corp.	187,600	5,413,896
Fast Retailing Co. Ltd. (b)	37,600	11,467,001
Fuji Electric Co. Ltd.	26,700	1,797,778
FUJIFILM Holdings Corp.	217,600	5,423,608
Fujikura Ltd.	48,400	4,737,258
Fujitsu Ltd.	341,600	8,058,600
Hankyu Hanshin Holdings, Inc.	44,600	1,317,902
Hikari Tsushin, Inc.	3,400	950,347
Hitachi Ltd.	894,600	23,805,925
Honda Motor Co. Ltd. (b)	775,000	8,034,161
Hoya Corp.	68,000	9,427,498
Hulic Co. Ltd.	84,300	924,711
Idemitsu Kosan Co. Ltd.	148,900	1,024,359
IHI Corp.	203,000	3,793,750
Inpex Corp.	174,900	3,165,573
Isuzu Motors Ltd.	100,400	1,270,933
ITOCHU Corp.	233,800	13,339,194
Japan Airlines Co. Ltd.	31,400	634,230
Japan Exchange Group, Inc.	197,600	2,211,017
Japan Post Bank Co. Ltd.	355,700	4,370,232
Japan Post Holdings Co. Ltd. (b)	344,900	3,433,003
Japan Post Insurance Co. Ltd.	37,700	1,070,360
Japan Tobacco, Inc.	235,000	7,736,534
JFE Holdings, Inc. (b)	113,200	1,392,340
Kajima Corp.	86,600	2,530,830
Kansai Electric Power Co., Inc.	180,300	2,586,353
Kao Corp.	91,600	4,001,162
Kawasaki Heavy Industries Ltd. (b)	29,600	1,958,168
Security Description	Shares	Value
Kawasaki Kisen Kaisha Ltd. (b)	66,300	$945,443
KDDI Corp.	614,700	9,824,961
Keyence Corp.	37,900	14,160,693
Kikkoman Corp.	131,900	1,120,862
Kirin Holdings Co. Ltd.	148,700	2,182,397
Kobe Bussan Co. Ltd.	32,500	894,336
Komatsu Ltd.	186,100	6,502,190
Konami Group Corp.	19,500	2,819,007
Kubota Corp. (b)	188,400	2,376,607
Kyocera Corp.	256,300	3,452,679
Kyowa Kirin Co. Ltd.	52,700	820,198
Lasertec Corp. (b)	15,900	2,186,068
LY Corp. (b)	569,200	1,834,960
M3, Inc. (b)	89,400	1,444,347
Makita Corp.	49,000	1,594,569
Marubeni Corp.	273,100	6,838,364
MatsukiyoCocokara & Co.	68,800	1,399,433
MEIJI Holdings Co. Ltd. (b)	50,400	1,046,324
Minebea Mitsumi, Inc.	75,000	1,416,613
Mitsubishi Chemical Group Corp. (b)	248,400	1,431,851
Mitsubishi Corp.	629,800	15,057,885
Mitsubishi Electric Corp.	369,500	9,514,903
Mitsubishi Estate Co. Ltd.	204,700	4,716,756
Mitsubishi HC Capital, Inc.	169,700	1,404,735
Mitsubishi Heavy Industries Ltd. (b)	624,900	16,413,225
Mitsubishi UFJ Financial Group, Inc.	2,240,900	36,325,386
Mitsui & Co. Ltd.	484,700	12,077,706
Mitsui Fudosan Co. Ltd.	509,900	5,569,074
Mitsui OSK Lines Ltd. (b)	66,000	2,008,356
Mizuho Financial Group, Inc.	491,940	16,615,071
MonotaRO Co. Ltd.	53,900	786,867
MS&AD Insurance Group Holdings, Inc.	255,200	5,799,175
Murata Manufacturing Co. Ltd.	331,000	6,310,258
NEC Corp.	253,700	8,140,869
Nexon Co. Ltd.	67,400	1,481,855
NIDEC Corp.	160,100	2,854,883
Nintendo Co. Ltd. (b)	215,500	18,684,887
Nippon Building Fund, Inc. REIT (b)	1,490	1,407,421
Nippon Paint Holdings Co. Ltd. (b)	173,300	1,185,178
Nippon Sanso Holdings Corp.	34,400	1,222,174
Nippon Steel Corp. (b)	968,500	3,997,026
Nippon Yusen KK (b)	87,300	2,985,762
Nissan Motor Co. Ltd. (a) (b)	424,500	1,045,692
Nissin Foods Holdings Co. Ltd. (b)	43,200	814,945
Nitori Holdings Co. Ltd.	82,500	1,594,026
Nitto Denko Corp.	135,500	3,226,824
Nomura Holdings, Inc. (b)	578,400	4,251,300
Nomura Research Institute Ltd.	74,900	2,877,122
NTT, Inc.	5,933,500	6,215,340
Obayashi Corp.	121,800	2,003,265

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Obic Co. Ltd.	63,400	$2,212,571
Olympus Corp.	221,700	2,808,685
Oracle Corp. Japan	8,400	858,855
Oriental Land Co. Ltd. (b)	208,400	5,033,435
ORIX Corp.	224,300	5,895,877
Osaka Gas Co. Ltd.	73,700	2,140,362
Otsuka Corp.	44,900	938,831
Otsuka Holdings Co. Ltd.	85,100	4,528,563
Pan Pacific International Holdings Corp.	368,000	2,429,495
Panasonic Holdings Corp.	457,200	4,984,203
Rakuten Group, Inc. (a)	281,500	1,829,650
Recruit Holdings Co. Ltd.	260,200	14,029,675
Renesas Electronics Corp.	337,000	3,892,894
Resona Holdings, Inc.	399,600	4,087,049
Ryohin Keikaku Co. Ltd.	99,000	1,974,168
Sanrio Co. Ltd.	35,300	1,661,444
SBI Holdings, Inc.	55,300	2,409,932
SCREEN Holdings Co. Ltd. (b)	16,900	1,540,265
SCSK Corp.	30,900	926,676
Secom Co. Ltd.	83,900	3,081,948
Sekisui Chemical Co. Ltd.	73,200	1,365,514
Sekisui House Ltd.	118,400	2,699,345
Seven & i Holdings Co. Ltd.	407,800	5,497,713
SG Holdings Co. Ltd. (b)	62,100	642,929
Shimadzu Corp.	45,400	1,148,180
Shimano, Inc.	14,600	1,641,060
Shin-Etsu Chemical Co. Ltd.	330,200	10,850,530
Shionogi & Co. Ltd. (b)	149,500	2,623,349
Shiseido Co. Ltd.	75,900	1,298,705
SMC Corp.	11,000	3,383,756
SoftBank Corp. (b)	5,660,200	8,343,607
SoftBank Group Corp. (b)	187,800	23,760,321
Sompo Holdings, Inc.	173,700	5,380,895
Sony Financial Group, Inc. (a)	1,205,300	1,338,451
Sony Group Corp.	1,205,300	34,758,931
Subaru Corp. (b)	116,400	2,388,137
Sumitomo Corp. (b)	212,200	6,161,178
Sumitomo Electric Industries Ltd.	142,200	4,061,344
Sumitomo Metal Mining Co. Ltd.	44,800	1,446,062
Sumitomo Mitsui Financial Group, Inc.	720,200	20,364,663
Sumitomo Mitsui Trust Group, Inc. (b)	124,200	3,615,369
Sumitomo Realty & Development Co. Ltd.	61,900	2,737,792
Suntory Beverage & Food Ltd.	27,500	861,208
Suzuki Motor Corp.	316,300	4,627,187
Sysmex Corp.	95,300	1,177,336
T&D Holdings, Inc.	93,400	2,290,651
Taisei Corp.	31,000	2,134,746
Takeda Pharmaceutical Co. Ltd. (b)	310,217	9,063,794
TDK Corp.	380,700	5,538,368
Terumo Corp.	259,000	4,284,369
TIS, Inc.	41,000	1,355,886
Security Description	Shares	Value
Toho Co. Ltd.	21,600	$1,389,444
Tokio Marine Holdings, Inc.	358,200	15,205,036
Tokyo Electron Ltd.	87,600	15,635,549
Tokyo Gas Co. Ltd.	63,200	2,252,665
Tokyo Metro Co. Ltd. (b)	61,300	703,341
Tokyu Corp.	103,000	1,258,164
TOPPAN Holdings, Inc.	47,700	1,225,727
Toray Industries, Inc.	281,600	1,802,461
Toyota Industries Corp.	32,300	3,639,313
Toyota Motor Corp.	1,852,500	35,742,958
Toyota Tsusho Corp.	135,100	3,752,447
Trend Micro, Inc.	24,900	1,365,677
Unicharm Corp.	214,800	1,395,396
West Japan Railway Co.	83,200	1,826,980
Yakult Honsha Co. Ltd. (b)	51,400	839,294
Yamaha Motor Co. Ltd.	179,700	1,350,625
Yokogawa Electric Corp.	47,700	1,374,300
Zensho Holdings Co. Ltd.	19,100	1,250,873
ZOZO, Inc.	85,400	786,431
		856,213,114
LUXEMBOURG — 0.1%
ArcelorMittal SA	89,754	3,224,995
CVC Capital Partners PLC (c)	45,343	789,580
Eurofins Scientific SE	22,282	1,617,484
		5,632,059
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	413,000	2,276,161
Sands China Ltd.	454,800	1,268,464
		3,544,625
MEXICO — 0.0% *
Fresnillo PLC	43,266	1,374,626
NETHERLANDS — 4.3%
ABN AMRO Bank NV Dutch Certificate (c)	114,127	3,654,203
Adyen NV (a) (c)	4,973	7,976,069
Aegon Ltd.	250,271	2,009,075
Akzo Nobel NV	35,096	2,499,010
Argenx SE (a)	11,861	8,601,714
ASM International NV	9,032	5,420,915
ASML Holding NV	77,042	74,963,199
ASR Nederland NV	28,108	1,908,294
BE Semiconductor Industries NV	14,293	2,130,353
Euronext NV (c)	14,767	2,210,546
EXOR NV	18,299	1,788,910
Heineken Holding NV	25,576	1,753,522
Heineken NV	55,605	4,339,608
IMCD NV	11,913	1,231,804
ING Groep NV	591,357	15,338,689
JDE Peet's NV	33,035	1,211,063
Koninklijke Ahold Delhaize NV	177,467	7,183,641
Koninklijke KPN NV	776,219	3,727,577
Koninklijke Philips NV	150,765	4,081,509
NN Group NV	51,791	3,645,179
Randstad NV (b)	20,906	888,500

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Universal Music Group NV (b)	217,161	$6,266,831
Wolters Kluwer NV	47,137	6,433,080
		169,263,291
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	329,714	1,508,613
Contact Energy Ltd.	173,166	914,994
Fisher & Paykel Healthcare Corp. Ltd.	110,672	2,380,896
Infratil Ltd.	169,410	1,214,844
Meridian Energy Ltd.	272,469	881,225
Xero Ltd. (a)	31,353	3,272,723
		10,173,295
NORWAY — 0.6%
Aker BP ASA	64,596	1,638,562
DNB Bank ASA	170,955	4,651,755
Equinor ASA	150,121	3,662,075
Gjensidige Forsikring ASA	37,920	1,112,008
Kongsberg Gruppen ASA	87,570	2,799,259
Mowi ASA	91,155	1,925,823
Norsk Hydro ASA	262,216	1,776,524
Orkla ASA	137,201	1,432,815
Salmar ASA	14,543	776,867
Telenor ASA	122,496	2,030,592
		21,806,280
POLAND — 0.0% *
InPost SA (a)	41,604	510,845
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	1,626,906	1,439,828
EDP SA	622,308	2,951,902
Galp Energia SGPS SA	80,709	1,526,812
Jeronimo Martins SGPS SA	58,707	1,427,900
		7,346,442
SINGAPORE — 1.8%
CapitaLand Ascendas REIT	766,315	1,658,408
CapitaLand Integrated Commercial Trust REIT	1,118,228	1,986,303
CapitaLand Investment Ltd.	414,682	865,261
DBS Group Holdings Ltd.	415,292	16,477,029
Genting Singapore Ltd.	1,255,700	715,901
Grab Holdings Ltd. Class A (a)	474,500	2,856,490
Keppel Ltd.	282,800	1,956,699
Oversea-Chinese Banking Corp. Ltd.	665,066	8,480,984
Sea Ltd. ADR (a)	74,900	13,386,877
Sembcorp Industries Ltd.	157,500	735,456
Singapore Airlines Ltd. (b)	304,949	1,542,249
Singapore Exchange Ltd.	168,500	2,160,491
Singapore Technologies Engineering Ltd.	306,900	2,049,650
Singapore Telecommunications Ltd.	1,431,900	4,587,145
STMicroelectronics NV	130,230	3,649,532
Security Description	Shares	Value
United Overseas Bank Ltd.	247,090	$6,627,655
		69,736,130
SOUTH AFRICA — 0.2%
Anglo American PLC	219,450	8,227,853
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (c)	39,154	1,123,005
SPAIN — 3.4%
Acciona SA	4,463	896,204
ACS Actividades de Construccion y Servicios SA	34,930	2,790,906
Aena SME SA (c)	144,378	3,947,618
Amadeus IT Group SA	89,659	7,111,078
Banco Bilbao Vizcaya Argentaria SA	1,132,949	21,752,050
Banco de Sabadell SA	983,229	3,812,470
Banco Santander SA	2,913,259	30,376,400
Bankinter SA	133,063	2,095,858
CaixaBank SA	772,925	8,124,638
Cellnex Telecom SA (a) (c)	95,847	3,321,170
EDP Renovaveis SA (b)	68,800	905,408
Endesa SA	62,439	1,996,284
Grifols SA (b)	59,839	866,581
Iberdrola SA	1,243,199	23,525,516
Industria de Diseno Textil SA	214,435	11,834,611
Redeia Corp. SA	81,896	1,581,985
Repsol SA	230,508	4,080,308
Telefonica SA (b)	714,927	3,694,492
		132,713,577
SWEDEN — 3.0%
AddTech AB Class B (b)	52,438	1,701,638
Alfa Laval AB	56,876	2,590,688
Assa Abloy AB Class B	198,706	6,900,233
Atlas Copco AB Class A	521,431	8,809,623
Atlas Copco AB Class B	300,319	4,500,746
Beijer Ref AB (b)	75,390	1,175,526
Boliden AB (a)	53,425	2,173,900
Epiroc AB Class A (b)	126,937	2,677,728
Epiroc AB Class B (b)	71,338	1,345,585
EQT AB (b)	70,809	2,451,373
Essity AB Class B	116,622	3,047,888
Evolution AB (c)	28,249	2,322,971
Fastighets AB Balder Class B (a) (b)	144,226	1,032,650
H & M Hennes & Mauritz AB Class B (b)	105,588	1,967,475
Hexagon AB Class B	407,783	4,851,721
Holmen AB Class B	16,166	614,319
Industrivarden AB Class A	20,695	821,190
Industrivarden AB Class C (b)	30,713	1,217,731
Indutrade AB	51,369	1,178,662
Investment AB Latour Class B	32,040	759,345
Investor AB Class B	340,829	10,656,002
L E Lundbergforetagen AB Class B	16,401	851,692
Lifco AB Class B	48,109	1,625,612

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Nibe Industrier AB Class B (b)	309,051	$1,217,132
Saab AB Class B (b)	63,520	3,880,048
Sagax AB Class B (b)	47,347	988,210
Sandvik AB	210,049	5,846,916
Securitas AB Class B	91,607	1,379,204
Skandinaviska Enskilda Banken AB Class A (b)	296,292	5,793,463
Skanska AB Class B	68,534	1,777,274
SKF AB Class B	71,195	1,765,284
Svenska Cellulosa AB SCA Class B	118,708	1,569,504
Svenska Handelsbanken AB Class A	292,929	3,812,241
Swedbank AB Class A (b)	166,290	5,007,212
Swedish Orphan Biovitrum AB (a)	40,740	1,242,329
Tele2 AB Class B	102,132	1,743,447
Telefonaktiebolaget LM Ericsson Class B (b)	562,462	4,655,138
Telia Co. AB	478,608	1,826,375
Trelleborg AB Class B	38,042	1,417,712
Volvo AB Class B	308,681	8,845,151
		118,040,938
SWITZERLAND — 4.8%
ABB Ltd. (b)	307,913	22,182,584
Avolta AG	15,455	836,413
Baloise Holding AG	8,359	2,063,354
Banque Cantonale Vaudoise	5,172	610,383
Barry Callebaut AG (b)	773	1,058,971
Belimo Holding AG	1,926	2,012,781
BKW AG	4,237	904,753
Chocoladefabriken Lindt & Spruengli AG (d)	181	2,766,242
Chocoladefabriken Lindt & Spruengli AG (d)	21	3,156,664
Cie Financiere Richemont SA Class A (b)	105,293	20,062,111
DSM-Firmenich AG (b)	36,542	3,113,780
EMS-Chemie Holding AG	1,465	1,035,710
Galderma Group AG	25,608	4,451,186
Geberit AG	6,800	5,103,953
Givaudan SA	1,826	7,417,372
Helvetia Holding AG	7,494	1,833,824
Julius Baer Group Ltd. (b)	39,872	2,754,182
Kuehne & Nagel International AG (b)	9,852	1,834,442
Logitech International SA	30,098	3,282,730
Lonza Group AG	13,777	9,128,680
Partners Group Holding AG	4,500	5,845,221
Sandoz Group AG	80,601	4,778,419
Schindler Holding AG (d)	7,912	2,995,154
Schindler Holding AG (d)	4,731	1,703,552
SGS SA (b)	32,402	3,358,910
SIG Group AG	64,401	664,124
Sika AG	29,865	6,647,510
Sonova Holding AG	10,113	2,753,065
Security Description	Shares	Value
Straumann Holding AG (b)	21,380	$2,281,357
Swatch Group AG Bearer Shares (b)	5,970	1,121,368
Swiss Life Holding AG	5,608	6,030,547
Swiss Prime Site AG	15,781	2,207,535
Swisscom AG	5,185	3,763,385
UBS Group AG	621,293	25,385,830
VAT Group AG (b) (c)	5,080	2,007,355
Zurich Insurance Group AG	28,565	20,341,770
		187,495,217
UNITED KINGDOM — 11.2%
3i Group PLC	191,798	10,558,129
Admiral Group PLC	50,151	2,263,129
Ashtead Group PLC	84,161	5,625,432
Associated British Foods PLC	64,112	1,770,234
AstraZeneca PLC	303,255	45,651,308
Auto Trader Group PLC (c)	180,270	1,912,871
Aviva PLC	601,939	5,557,452
BAE Systems PLC	588,234	16,305,429
Barclays PLC	2,786,284	14,238,930
Barratt Redrow PLC	264,885	1,390,389
British American Tobacco PLC	407,985	21,678,892
BT Group PLC	1,150,387	2,960,357
Bunzl PLC	62,393	1,970,560
Centrica PLC	988,738	2,217,594
CK Hutchison Holdings Ltd.	515,000	3,392,338
Coca-Cola Europacific Partners PLC	45,500	4,113,655
Compass Group PLC	333,909	11,368,488
DCC PLC (b)	19,782	1,270,856
Diageo PLC	437,743	10,463,227
Entain PLC	114,884	1,351,442
Halma PLC	72,702	3,376,690
Hikma Pharmaceuticals PLC	35,414	809,540
HSBC Holdings PLC	3,413,805	48,026,481
Imperial Brands PLC	151,392	6,436,367
Informa PLC	263,896	3,259,958
InterContinental Hotels Group PLC	28,691	3,466,231
International Consolidated Airlines Group SA	245,317	1,277,513
Intertek Group PLC	32,017	2,035,319
J Sainsbury PLC	350,599	1,576,460
JD Sports Fashion PLC	501,204	643,033
Kingfisher PLC	331,926	1,379,443
Land Securities Group PLC REIT	143,450	1,123,956
Legal & General Group PLC	1,150,178	3,685,257
Lloyds Banking Group PLC	11,821,410	13,339,597
London Stock Exchange Group PLC	93,692	10,741,475
M&G PLC	479,078	1,631,746
Marks & Spencer Group PLC	391,170	1,919,503
Melrose Industries PLC	257,722	2,112,282
National Grid PLC	955,874	13,737,076
NatWest Group PLC	1,602,865	11,255,383

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Next PLC	23,425	$3,902,569
Pearson PLC	118,025	1,678,685
Phoenix Group Holdings PLC	145,994	1,264,764
Reckitt Benckiser Group PLC	134,133	10,325,368
RELX PLC	361,824	17,326,347
Rentokil Initial PLC	496,275	2,510,759
Rolls-Royce Holdings PLC	1,663,555	26,650,778
Sage Group PLC	194,112	2,874,556
Schroders PLC	159,095	805,323
Segro PLC REIT	262,246	2,313,881
Severn Trent PLC	52,606	1,832,843
Smith & Nephew PLC	159,754	2,876,546
Smiths Group PLC	63,876	2,022,557
Spirax Group PLC	14,481	1,328,588
SSE PLC	218,644	5,126,097
Standard Chartered PLC	391,132	7,558,791
Tesco PLC	1,287,848	7,723,926
Unilever PLC	479,846	28,423,681
United Utilities Group PLC	135,274	2,087,921
Vodafone Group PLC	3,873,835	4,493,374
Whitbread PLC	32,168	1,394,459
Wise PLC Class A (a)	128,810	1,794,799
WPP PLC	223,290	1,105,622
		435,316,256
UNITED STATES — 9.5%
Alcon AG	96,553	7,191,266
Amrize Ltd. (a)	102,755	4,957,914
BP PLC	3,137,839	17,985,026
CSL Ltd.	94,417	12,402,335
CyberArk Software Ltd. (a)	9,300	4,493,295
Experian PLC	178,379	8,938,113
Ferrovial SE	100,800	5,777,502
GSK PLC	806,798	17,101,462
Haleon PLC	1,752,016	7,840,159
Holcim AG	100,081	8,470,376
James Hardie Industries PLC CDI (a)	114,043	2,122,342
Monday.com Ltd. (a)	7,700	1,491,413
Nestle SA (b)	504,260	46,309,657
Novartis AG	373,347	46,979,830
Qiagen NV	41,086	1,819,765
Roche Holding AG	137,985	45,072,961
Roche Holding AG Bearer Shares (b)	6,097	2,085,846
Sanofi SA	216,705	20,001,055
Schneider Electric SE	107,177	29,921,669
Shell PLC	1,153,275	41,089,470
Spotify Technology SA (a)	29,900	20,870,200
Stellantis NV	387,162	3,577,454
Swiss Re AG	58,663	10,841,946
Tenaris SA	82,607	1,474,390
		368,815,446
TOTAL COMMON STOCKS (Cost $2,206,892,114)		3,833,203,485
Security Description	Shares	Value
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (b)	3,290	$7,345
DENMARK — 0.0% *
Orsted AS (expiring 10/02/25) (a) (b)	491,385	489,621
TOTAL RIGHTS (Cost $639,239)		496,966
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	23,774,859	23,774,859
State Street Navigator Securities Lending Portfolio II (g) (h)	106,185,453	106,185,453
TOTAL SHORT-TERM INVESTMENTS (Cost $129,960,312)		129,960,312
TOTAL INVESTMENTS — 101.7% (Cost $2,337,491,665)		3,963,660,763
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(64,565,804)
NET ASSETS — 100.0%		$3,899,094,959
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	425	12/19/2025	$58,979,958	$59,187,625	$207,667

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,833,203,485	$—	$—	$3,833,203,485
Rights	496,966	—	—	496,966
Short-Term Investments	129,960,312	—	—	129,960,312
TOTAL INVESTMENTS	$3,963,660,763	$—	$—	$3,963,660,763
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$207,667	$—	$—	$207,667
TOTAL OTHER FINANCIAL INSTRUMENTS:	$207,667	$—	$—	$207,667
Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	24.3%
Industrials	19.0
Health Care	10.6
Consumer Discretionary	10.0
Information Technology	8.2
Consumer Staples	7.4
Materials	5.5
Communication Services	4.9
Utilities	3.4
Energy	3.1
Real Estate	1.9
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	80,638,108	$80,638,108	$573,766,336	$630,629,585	$—	$—	23,774,859	$23,774,859	$1,463,723
State Street Navigator Securities Lending Portfolio II	43,267,190	43,267,190	677,229,739	614,311,476	—	—	106,185,453	106,185,453	668,103
Total		$123,905,298	$1,250,996,075	$1,244,941,061	$—	$—		$129,960,312	$2,131,826
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 16.5%
State Street Equity 500 Index II Portfolio	362,055	$220,820,836
State Street Small/Mid Cap Equity Index Portfolio	69,132	24,420,278
		245,241,114
DOMESTIC FIXED INCOME — 50.2%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,811,018	51,885,666
SPDR Bloomberg High Yield Bond ETF (b)	1,064,171	104,278,116
SPDR Portfolio Short Term Corporate Bond ETF	1,966,756	59,573,039
SPDR Portfolio Short Term Treasury ETF	8,025,781	235,315,899
State Street Aggregate Bond Index Portfolio	3,295,531	297,784,223
		748,836,943
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	13,904,526	268,218,307
INTERNATIONAL EQUITY — 10.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,041,996	151,422,918
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	1,642,987	75,199,515
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,385,807,796)		1,488,918,797
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	1,412,281	$1,412,281
State Street Navigator Securities Lending Portfolio II (a)(e)	13,656,650	13,656,650
TOTAL SHORT-TERM INVESTMENTS (Cost $15,068,931)		$15,068,931
TOTAL INVESTMENTS — 100.9% (Cost $1,400,876,727)		1,503,987,728
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(13,789,355)
NET ASSETS — 100.0%		$1,490,198,373
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,488,918,797	$—	$—	$1,488,918,797
Short-Term Investments	15,068,931	—	—	15,068,931
TOTAL INVESTMENTS	$1,503,987,728	$—	$—	$1,503,987,728
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,146,055	$113,640,557	$182,195,955	$27,373,438	$(2,498,639)	$2,253,872	13,904,526	$268,218,307	$6,555,449
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	56,537,452	6,516,986	(45,123)	1,910,323	1,811,018	51,885,666	—
SPDR Bloomberg High Yield Bond ETF	462,225	44,128,621	70,061,676	8,717,578	(1,136,748)	(57,855)	1,064,171	104,278,116	3,952,239
SPDR Dow Jones Global Real Estate ETF	735,881	31,561,936	48,724,443	8,679,269	(2,013,763)	5,606,168	1,642,987	75,199,515	1,624,190
SPDR Portfolio Short Term Corporate Bond ETF	845,615	25,250,064	38,068,386	4,558,428	(197,300)	1,010,317	1,966,756	59,573,039	1,567,159
SPDR Portfolio Short Term Treasury ETF	3,442,503	99,867,012	162,650,730	29,330,049	(1,435,871)	3,564,077	8,025,781	235,315,899	5,419,022
State Street Aggregate Bond Index Portfolio	1,442,440	126,112,532	212,115,868	32,714,153	(6,696,682)	(1,033,342)	3,295,531	297,784,223	6,693,073
State Street Equity 500 Index II Portfolio	181,694	96,545,035	111,334,491	48,658,729	13,746,064	47,853,975	362,055	220,820,836	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	628,225	72,095,120	88,837,314	49,463,276	2,954,485	36,999,275	1,041,996	151,422,918	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	951,791	951,791	167,687,346	167,226,856	—	—	1,412,281	1,412,281	71,244
State Street Navigator Securities Lending Portfolio II	552,532	552,532	663,580,976	650,476,858	—	—	13,656,650	13,656,650	64,702
State Street Small/Mid Cap Equity Index Portfolio	58,096	18,273,528	14,283,931	12,780,000	886,932	3,755,887	69,132	24,420,278	—
Total		$628,978,728	$1,816,078,568	$1,046,495,620	$3,563,355	$101,862,697		$1,503,987,728	$25,947,078
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 22.8%
State Street Equity 500 Index II Portfolio	649,492	$396,131,923
State Street Small/Mid Cap Equity Index Portfolio	143,617	50,731,421
		446,863,344
DOMESTIC FIXED INCOME — 39.6%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (b)	2,369,434	67,884,284
SPDR Bloomberg High Yield Bond ETF (b)	1,395,090	136,704,869
SPDR Portfolio Short Term Corporate Bond ETF	1,079,609	32,701,357
SPDR Portfolio Short Term Treasury ETF	4,322,644	126,739,922
State Street Aggregate Bond Index Portfolio	4,541,783	410,395,529
		774,425,961
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	18,222,705	351,515,979
INTERNATIONAL EQUITY — 14.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,946,979	282,934,939
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	2,151,380	98,468,663
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,754,588,067)		1,954,208,886
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	3,385,046	$3,385,046
State Street Navigator Securities Lending Portfolio II (a)(e)	6,092,600	6,092,600
TOTAL SHORT-TERM INVESTMENTS (Cost $9,477,646)		$9,477,646
TOTAL INVESTMENTS — 100.4% (Cost $1,764,065,713)		1,963,686,532
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,949,197)
NET ASSETS — 100.0%		$1,955,737,335
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,954,208,886	$—	$—	$1,954,208,886
Short-Term Investments	9,477,646	—	—	9,477,646
TOTAL INVESTMENTS	$1,963,686,532	$—	$—	$1,963,686,532
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	19,343,091	$357,653,753	$33,674,645	$54,634,947	$(5,205,107)	$20,027,635	18,222,705	$351,515,979	$8,687,032
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	73,711,827	8,282,397	(51,679)	2,506,533	2,369,434	67,884,284	—
SPDR Bloomberg High Yield Bond ETF	1,453,955	138,809,084	10,757,995	16,382,934	(2,120,087)	5,640,811	1,395,090	136,704,869	5,996,442
SPDR Dow Jones Global Real Estate ETF	2,313,739	99,236,266	6,981,801	14,062,159	(1,941,007)	8,253,762	2,151,380	98,468,663	2,457,092
SPDR Portfolio Short Term Corporate Bond ETF	917,663	27,401,417	8,711,629	3,798,593	(152,496)	539,400	1,079,609	32,701,357	883,959
SPDR Portfolio Short Term Treasury ETF	3,645,339	105,751,284	46,192,751	26,258,115	(208,403)	1,262,405	4,322,644	126,739,922	2,989,906
State Street Aggregate Bond Index Portfolio	4,684,269	409,545,612	52,188,702	64,374,895	(13,958,780)	26,994,890	4,541,783	410,395,529	10,552,752
State Street Equity 500 Index II Portfolio	790,610	420,098,514	21,160,249	102,071,973	33,848,043	23,097,090	649,492	396,131,923	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,835,071	325,352,813	18,977,498	132,910,035	4,395,650	67,119,013	1,946,979	282,934,939	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,371,438	6,371,438	174,102,699	177,089,091	—	—	3,385,046	3,385,046	95,574
State Street Navigator Securities Lending Portfolio II	44,703,320	44,703,320	646,689,287	685,300,007	—	—	6,092,600	6,092,600	128,348
State Street Small/Mid Cap Equity Index Portfolio	284,014	89,333,733	2,400,000	44,786,210	(2,633,565)	6,417,463	143,617	50,731,421	—
Total		$2,024,257,234	$1,095,549,083	$1,329,951,356	$11,972,569	$161,859,002		$1,963,686,532	$31,791,105
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 32.5%
State Street Equity 500 Index II Portfolio	1,546,037	$942,943,489
State Street Small/Mid Cap Equity Index Portfolio	406,024	143,423,971
		1,086,367,460
DOMESTIC FIXED INCOME — 31.3%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	606,744	17,383,216
SPDR Bloomberg High Yield Bond ETF	2,158,615	211,522,684
SPDR Portfolio Long Term Treasury ETF	5,247,419	141,417,942
SPDR Portfolio Short Term Corporate Bond ETF	172,377	5,221,299
SPDR Portfolio Short Term Treasury ETF	474,962	13,925,886
State Street Aggregate Bond Index Portfolio	7,242,842	654,463,190
		1,043,934,217
INFLATION LINKED — 10.8%
SPDR Bloomberg 1-10 Year TIPS ETF	18,683,335	360,401,532
INTERNATIONAL EQUITY — 22.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,122,378	744,384,001
REAL ESTATE — 2.9%
SPDR Dow Jones Global Real Estate ETF	2,108,979	96,527,969
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,859,696,060)		3,331,615,179
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b)(c) (Cost $2,292,118)	2,292,118	$2,292,118
TOTAL INVESTMENTS — 99.9% (Cost $2,861,988,178)		3,333,907,297
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,514,980
NET ASSETS — 100.0%		$3,336,422,277
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,331,615,179	$—	$—	$3,331,615,179
Short-Term Investment	2,292,118	—	—	2,292,118
TOTAL INVESTMENTS	$3,333,907,297	$—	$—	$3,333,907,297
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	15,750,727	$291,230,942	$87,853,632	$31,355,435	$(3,443,415)	$16,115,808	18,683,335	$360,401,532	$7,974,403
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	17,458,288	600,233	(5,390)	530,551	606,744	17,383,216	—
SPDR Bloomberg High Yield Bond ETF	1,988,619	189,853,456	31,975,536	15,496,587	(1,996,356)	7,186,635	2,158,615	211,522,684	8,687,061
SPDR Dow Jones Global Real Estate ETF	1,785,610	76,584,812	22,224,899	7,795,589	(1,742,144)	7,255,991	2,108,979	96,527,969	2,130,749
SPDR Portfolio Long Term Treasury ETF	5,638,028	147,659,953	31,943,798	42,712,133	(16,380,010)	20,906,334	5,247,419	141,417,942	3,896,011
SPDR Portfolio Short Term Corporate Bond ETF	—	—	7,909,038	2,696,919	(5,612)	14,792	172,377	5,221,299	—
SPDR Portfolio Short Term Treasury ETF	—	—	22,453,226	8,516,645	(25,041)	14,346	474,962	13,925,886	—
State Street Aggregate Bond Index Portfolio	6,773,855	592,238,182	105,006,228	62,697,215	(13,061,431)	32,977,426	7,242,842	654,463,190	16,000,466
State Street Equity 500 Index II Portfolio	1,552,313	824,837,285	149,799,484	166,774,593	60,328,402	74,752,911	1,546,037	942,943,489	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,232,830	715,279,537	51,430,858	197,770,574	26,995,354	148,448,826	5,122,378	744,384,001	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,334,398	7,334,398	279,297,903	284,340,183	—	—	2,292,118	2,292,118	194,987
State Street Navigator Securities Lending Portfolio II	85,986,780	85,986,780	329,696,611	415,683,391	—	—	—	—	90,977
State Street Small/Mid Cap Equity Index Portfolio	634,971	199,723,820	10,400,000	79,700,000	(6,608,658)	19,608,809	406,024	143,423,971	—
Total		$3,130,729,165	$1,147,449,501	$1,316,139,497	$44,055,699	$327,812,429		$3,333,907,297	$38,974,654
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 39.3%
State Street Equity 500 Index II Portfolio	1,880,609	$1,147,002,203
State Street Small/Mid Cap Equity Index Portfolio	585,153	206,699,554
		1,353,701,757
DOMESTIC FIXED INCOME — 29.9%
SPDR Bloomberg High Yield Bond ETF	1,744,570	170,950,414
SPDR Portfolio Long Term Treasury ETF	11,571,421	311,849,796
State Street Aggregate Bond Index Portfolio	6,044,669	546,196,287
		1,028,996,497
INFLATION LINKED — 1.5%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	2,653,755	51,190,934
INTERNATIONAL EQUITY — 28.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,866,290	997,809,233
REAL ESTATE — 0.4%
SPDR Dow Jones Global Real Estate ETF	282,776	12,942,657
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,860,747,473)		3,444,641,078
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	6,770,994	6,770,994
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	47,400	$47,400
TOTAL SHORT-TERM INVESTMENTS (Cost $6,818,394)		$6,818,394
TOTAL INVESTMENTS — 100.2% (Cost $2,867,565,867)		3,451,459,472
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,885,808)
NET ASSETS — 100.0%		$3,445,573,664
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,444,641,078	$—	$—	$3,444,641,078
Short-Term Investments	6,818,394	—	—	6,818,394
TOTAL INVESTMENTS	$3,451,459,472	$—	$—	$3,451,459,472
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	—	$—	$54,118,239	$3,090,592	$(47,409)	$210,696	2,653,755	$51,190,934	$564,156
SPDR Bloomberg High Yield Bond ETF	1,487,445	142,006,374	36,723,904	11,779,453	(1,592,006)	5,591,595	1,744,570	170,950,414	6,696,302
SPDR Dow Jones Global Real Estate ETF	—	—	12,936,387	397,204	6,529	396,945	282,776	12,942,657	113,005
SPDR Portfolio Long Term Treasury ETF	11,397,969	298,512,808	55,367,297	51,211,898	(25,384,843)	34,566,432	11,571,421	311,849,796	8,126,678
State Street Aggregate Bond Index Portfolio	5,496,989	480,601,748	89,932,448	40,765,534	(8,790,694)	25,218,319	6,044,669	546,196,287	13,115,825
State Street Equity 500 Index II Portfolio	1,759,687	935,027,435	181,828,735	128,941,020	50,049,528	109,037,525	1,880,609	1,147,002,203	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,759,155	890,440,654	70,322,996	187,015,500	45,400,627	178,660,456	6,866,290	997,809,233	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,669,832	6,669,832	239,888,399	239,787,237	—	—	6,770,994	6,770,994	222,040
State Street Navigator Securities Lending Portfolio II	4,240,568	4,240,568	385,312,459	389,505,627	—	—	47,400	47,400	95,253
State Street Small/Mid Cap Equity Index Portfolio	819,345	257,716,809	14,700,000	85,174,202	(8,864,783)	28,321,730	585,153	206,699,554	—
Total		$3,015,216,228	$1,141,130,864	$1,137,668,267	$50,776,949	$382,003,698		$3,451,459,472	$28,933,259
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 43.7%
State Street Equity 500 Index II Portfolio	1,922,000	$1,172,247,231
State Street Small/Mid Cap Equity Index Portfolio	708,482	250,264,009
		1,422,511,240
DOMESTIC FIXED INCOME — 23.9%
SPDR Bloomberg High Yield Bond ETF	779,313	76,364,881
SPDR Portfolio Long Term Treasury ETF	11,850,223	319,363,510
State Street Aggregate Bond Index Portfolio	4,231,668	382,373,496
		778,101,887
INTERNATIONAL EQUITY — 32.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,276,998	1,057,493,318
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,645,129,701)		3,258,106,445
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b)(c) (Cost $4,844,305)	4,844,305	4,844,305
TOTAL INVESTMENTS — 100.1% (Cost $2,649,974,006)		3,262,950,750
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,879,978)
NET ASSETS — 100.0%		$3,259,070,772

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,258,106,445	$—	$—	$3,258,106,445
Short-Term Investment	4,844,305	—	—	4,844,305
TOTAL INVESTMENTS	$3,262,950,750	$—	$—	$3,262,950,750
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Bloomberg High Yield Bond ETF	531,856	$50,776,292	$30,458,739	$6,494,306	$314,686	$1,309,470	779,313	$76,364,881	$2,623,452
SPDR Portfolio Long Term Treasury ETF	10,612,239	277,934,539	68,529,443	35,778,792	(19,091,861)	27,770,181	11,850,223	319,363,510	7,835,388
State Street Aggregate Bond Index Portfolio	3,640,590	318,296,802	78,254,854	25,200,000	(5,451,939)	16,473,779	4,231,668	382,373,496	8,846,591
State Street Equity 500 Index II Portfolio	1,767,049	938,939,130	190,358,543	119,066,338	47,261,610	114,754,286	1,922,000	1,172,247,231	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,034,648	922,056,222	76,250,094	174,180,532	46,582,714	186,784,820	7,276,998	1,057,493,318	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,769,058	4,769,058	248,823,518	248,748,271	—	—	4,844,305	4,844,305	201,784
State Street Navigator Securities Lending Portfolio II	20,275,710	20,275,710	407,406,948	427,682,658	—	—	—	—	54,929
State Street Small/Mid Cap Equity Index Portfolio	941,860	296,252,640	17,537,625	88,100,000	(10,574,663)	35,148,407	708,482	250,264,009	—
Total		$2,829,300,393	$1,117,619,764	$1,125,250,897	$59,040,547	$382,240,943		$3,262,950,750	$19,562,144
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 47.2%
State Street Equity 500 Index II Portfolio	1,860,046	$1,134,460,947
State Street Small/Mid Cap Equity Index Portfolio	812,991	287,181,079
		1,421,642,026
DOMESTIC FIXED INCOME — 17.5%
SPDR Portfolio Long Term Treasury ETF	10,930,048	294,564,794
State Street Aggregate Bond Index Portfolio	2,569,354	232,166,828
		526,731,622
INTERNATIONAL EQUITY — 35.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,277,684	1,057,593,083
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,387,819,731)		3,005,966,731
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b)(c) (Cost $4,796,317)	4,796,317	4,796,317
TOTAL INVESTMENTS — 100.0% (Cost $2,392,616,048)		3,010,763,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(351,424)
NET ASSETS — 100.0%		$3,010,411,624

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,005,966,731	$—	$—	$3,005,966,731
Short-Term Investment	4,796,317	—	—	4,796,317
TOTAL INVESTMENTS	$3,010,763,048	$—	$—	$3,010,763,048
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	9,738,531	$255,052,127	$67,998,368	$36,559,391	$(18,378,307)	$26,451,997	10,930,048	$294,564,794	$7,206,948
State Street Aggregate Bond Index Portfolio	2,078,621	181,733,836	59,791,363	15,800,000	(2,878,160)	9,319,789	2,569,354	232,166,828	5,190,150
State Street Equity 500 Index II Portfolio	1,681,916	893,702,498	186,134,717	101,190,421	38,918,796	116,895,357	1,860,046	1,134,460,947	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,915,214	908,349,987	79,977,471	162,499,222	39,880,716	191,884,131	7,277,684	1,057,593,083	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,989,985	5,989,985	242,624,807	243,818,475	—	—	4,796,317	4,796,317	192,542
State Street Navigator Securities Lending Portfolio II	—	—	95,172,225	95,172,225	—	—	—	—	1,219
State Street Small/Mid Cap Equity Index Portfolio	1,031,260	324,372,531	22,206,250	88,299,999	(9,553,141)	38,455,438	812,991	287,181,079	—
Total		$2,569,200,964	$753,905,201	$743,339,733	$47,989,904	$383,006,712		$3,010,763,048	$12,590,859
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 50.1%
State Street Equity 500 Index II Portfolio	1,653,047	$1,008,209,913
State Street Small/Mid Cap Equity Index Portfolio	858,370	303,210,648
		1,311,420,561
DOMESTIC FIXED INCOME — 12.5%
SPDR Portfolio Long Term Treasury ETF (b)	9,503,803	256,127,491
State Street Aggregate Bond Index Portfolio	793,052	71,660,226
		327,787,717
INTERNATIONAL EQUITY — 37.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,711,142	975,263,150
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,041,348,508)		2,614,471,428
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	3,757,705	3,757,705
State Street Navigator Securities Lending Portfolio II (a)(e)	86,025	86,025
TOTAL SHORT-TERM INVESTMENTS (Cost $3,843,730)		$3,843,730
TOTAL INVESTMENTS — 100.0% (Cost $2,045,192,238)		2,618,315,158
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(53,561)
NET ASSETS — 100.0%		$2,618,261,597

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,614,471,428	$—	$—	$2,614,471,428
Short-Term Investments	3,843,730	—	—	3,843,730
TOTAL INVESTMENTS	$2,618,315,158	$—	$—	$2,618,315,158
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	8,283,686	$216,949,737	$68,830,064	$36,644,987	$(9,752,195)	$16,744,872	9,503,803	$256,127,491	$6,156,199
State Street Aggregate Bond Index Portfolio	505,436	44,190,227	28,693,896	2,900,000	(34,027)	1,710,130	793,052	71,660,226	1,393,896
State Street Equity 500 Index II Portfolio	1,456,009	773,665,154	171,278,431	73,326,837	27,527,856	109,065,309	1,653,047	1,008,209,913	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,141,724	819,584,254	77,439,284	131,527,576	23,611,685	186,155,503	6,711,142	975,263,150	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,789,023	5,789,023	230,226,330	232,257,648	—	—	3,757,705	3,757,705	167,965
State Street Navigator Securities Lending Portfolio II	—	—	51,132,400	51,046,375	—	—	86,025	86,025	1,977
State Street Small/Mid Cap Equity Index Portfolio	1,034,720	325,460,749	24,100,000	77,418,254	(6,800,744)	37,868,897	858,370	303,210,648	—
Total		$2,185,639,144	$651,700,405	$605,121,677	$34,552,575	$351,544,711		$2,618,315,158	$7,720,037
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	1,288,100	$785,625,228
State Street Small/Mid Cap Equity Index Portfolio	736,627	260,206,260
		1,045,831,488
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF (b)	7,347,963	198,027,603
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,355,828	778,308,905
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,578,607,975)		2,022,167,996
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	3,338,751	3,338,751
State Street Navigator Securities Lending Portfolio II (a)(e)	804,750	804,750
TOTAL SHORT-TERM INVESTMENTS (Cost $4,143,501)		$4,143,501
TOTAL INVESTMENTS — 100.0% (Cost $1,582,751,476)		2,026,311,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(889,802)
NET ASSETS — 100.0%		$2,025,421,695

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,022,167,996	$—	$—	$2,022,167,996
Short-Term Investments	4,143,501	—	—	4,143,501
TOTAL INVESTMENTS	$2,026,311,497	$—	$—	$2,026,311,497
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	6,176,039	$161,750,462	$60,043,904	$29,106,255	$(10,630,740)	$15,970,232	7,347,963	$198,027,603	$4,682,761
State Street Equity 500 Index II Portfolio	1,088,396	578,330,310	150,847,199	48,687,940	14,916,926	90,218,733	1,288,100	785,625,228	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,443,037	624,642,913	82,327,170	92,471,377	6,497,348	157,312,851	5,355,828	778,308,905	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,225,282	4,225,282	192,675,920	193,562,451	—	—	3,338,751	3,338,751	139,889
State Street Navigator Securities Lending Portfolio II	—	—	47,677,100	46,872,350	—	—	804,750	804,750	2,591
State Street Small/Mid Cap Equity Index Portfolio	822,984	258,861,221	27,738,231	53,000,000	(4,120,999)	30,727,807	736,627	260,206,260	—
Total		$1,627,810,188	$561,309,524	$463,700,373	$6,662,535	$294,229,623		$2,026,311,497	$4,825,241
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	914,692	$557,879,519
State Street Small/Mid Cap Equity Index Portfolio	522,987	184,739,896
		742,619,415
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	5,220,027	140,679,728
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,804,562	552,878,951
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,132,261,885)		1,436,178,094
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b)(c) (Cost $2,624,975)	2,624,975	2,624,975
TOTAL INVESTMENTS — 100.0% (Cost $1,134,886,860)		1,438,803,069
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(140,836)
NET ASSETS — 100.0%		$1,438,662,233

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,436,178,094	$—	$—	$1,436,178,094
Short-Term Investment	2,624,975	—	—	2,624,975
TOTAL INVESTMENTS	$1,438,803,069	$—	$—	$1,438,803,069
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	4,158,642	$108,914,835	$48,269,676	$20,236,411	$(3,692,484)	$7,424,112	5,220,027	$140,679,728	$3,237,554
State Street Equity 500 Index II Portfolio	733,858	389,942,991	127,069,307	33,138,014	8,233,010	65,772,225	914,692	557,879,519	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,666,959	420,820,222	85,314,405	66,690,684	1,485,364	111,949,644	3,804,562	552,878,951	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,922,162	2,922,162	178,358,732	178,655,919	—	—	2,624,975	2,624,975	111,159
State Street Small/Mid Cap Equity Index Portfolio	554,359	174,368,049	28,776,221	37,300,000	3,079,076	15,816,550	522,987	184,739,896	—
Total		$1,096,968,259	$467,788,341	$336,021,028	$9,104,966	$200,962,531		$1,438,803,069	$3,348,713
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	306,907	$187,185,472
State Street Small/Mid Cap Equity Index Portfolio	175,197	61,886,724
		249,072,196
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	1,748,145	47,112,507
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,274,473	185,206,467
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $389,163,616)		481,391,170
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b)(c) (Cost $1,235,712)	1,235,712	1,235,712
TOTAL INVESTMENTS — 100.0% (Cost $390,399,328)		482,626,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(57,372)
NET ASSETS — 100.0%		$482,569,510

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$481,391,170	$—	$—	$481,391,170
Short-Term Investment	1,235,712	—	—	1,235,712
TOTAL INVESTMENTS	$482,626,882	$—	$—	$482,626,882
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,310,489	$34,321,707	$33,945,951	$22,449,451	$(1,099,983)	$2,394,283	1,748,145	$47,112,507	$1,044,012
State Street Equity 500 Index II Portfolio	231,817	123,178,413	52,401,220	12,257,170	3,746,678	20,116,331	306,907	187,185,472	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,155,344	132,587,265	37,383,894	21,218,557	1,537,248	34,916,617	1,274,473	185,206,467	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,214,221	1,214,221	52,798,507	52,777,016	—	—	1,235,712	1,235,712	42,381
State Street Small/Mid Cap Equity Index Portfolio	174,695	54,948,676	13,293,178	12,380,000	2,356,093	3,668,777	175,197	61,886,724	—
Total		$346,250,282	$189,822,750	$121,082,194	$6,540,036	$61,096,008		$482,626,882	$1,086,393
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2070 FUND
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	29,584	$18,043,750
State Street Small/Mid Cap Equity Index Portfolio	16,904	5,971,259
		24,015,009
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	168,659	4,545,360
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	122,969	17,869,858
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $40,672,453)		46,430,227
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b)(c) (Cost $157,557)	157,557	157,557
TOTAL INVESTMENTS — 100.0% (Cost $40,830,010)		46,587,784
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(15,893)
NET ASSETS — 100.0%		$46,571,891

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$46,430,227	$—	$—	$46,430,227
Short-Term Investment	157,557	—	—	157,557
TOTAL INVESTMENTS	$46,587,784	$—	$—	$46,587,784
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2070 FUND
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	10,940	$286,518	$4,327,101	$113,172	$3,819	$41,094	168,659	$4,545,360	$67,685
State Street Equity 500 Index II Portfolio	2,021	1,073,900	14,718,469	236,966	24,580	2,463,767	29,584	18,043,750	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	9,999	1,147,500	15,090,698	812,999	79,075	2,365,584	122,969	17,869,858	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	22,437,971	22,280,414	—	—	157,557	157,557	6,442
State Street Small/Mid Cap Equity Index Portfolio	1,522	478,600	5,192,142	581,000	(5,840)	887,357	16,904	5,971,259	—
Total		$2,986,518	$61,766,381	$24,024,551	$101,634	$5,757,802		$46,587,784	$74,127
See accompanying notes to Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of September 30, 2025, is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended September 30, 2025, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended September 30, 2025, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2025, are disclosed in the Portfolios' or Funds' Schedule of Investments.